UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 – April 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
NZD	New Zealand Dollars
USD	United States Dollar
NOK	Norwegian Krone

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
(r)	The adjustable rate shown is effective as of April 30, 2022.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission
Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$876.20	0.15%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$902.30	0.13%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$971.00	0.21%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$964.10	0.41%	$2.00
Class R2 Shares	$1,000.00	$963.40	0.56%	$2.73
Institutional Class Shares	$1,000.00	$964.90	0.31%	$1.51
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.76	0.41%	$2.06
Class R2 Shares	$1,000.00	$1,022.02	0.56%	$2.81
Institutional Class Shares	$1,000.00	$1,023.26	0.31%	$1.56
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$971.50	0.36%	$1.76
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$912.70	0.14%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$916.50	0.18%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$929.40	0.28%	$1.34
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$893.60	0.30%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$903.20	0.42%	$1.98
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$945.10	0.22%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$985.20	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	0.9%
Communications	1.7%
Consumer, Cyclical	6.4%
Consumer, Non-cyclical	5.4%
Energy	3.5%
Financial	38.3%
Foreign Government	22.8%
Industrial	1.7%
Supranational	5.9%
Technology	2.4%
U.S. Government	10.6%
Utilities	0.4%

100.0%

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	9.0%
Consumer Discretionary	10.5%
Consumer Staples	7.3%
Energy	5.2%
Financials	11.8%
Health Care	14.0%
Industrials	10.5%
Information Technology	24.9%
Materials	4.3%
Real Estate	0.2%
Utilities	2.3%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	7.2%
Consumer Discretionary	11.3%
Consumer Staples	6.9%
Energy	5.3%
Financials	13.6%
Health Care	12.5%
Industrials	12.0%
Information Technology	23.4%
Materials	4.8%
Real Estate	0.3%
Utilities	2.7%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.5%
Consumer Discretionary	12.9%
Consumer Staples	4.1%
Energy	5.1%
Financials	20.4%
Health Care	12.1%
Industrials	20.1%
Information Technology	12.7%
Materials	6.3%
Real Estate	0.6%
Utilities	3.2%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.7%
Consumer Discretionary	12.2%
Consumer Staples	5.3%
Energy	9.9%
Financials	26.4%
Health Care	4.9%
Industrials	18.3%
Information Technology	8.9%
Materials	9.9%
Real Estate	1.0%
Utilities	0.5%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	6.5%
Consumer Discretionary	11.2%
Consumer Staples	6.8%
Energy	5.0%
Financials	14.3%
Health Care	12.2%
Industrials	13.6%
Information Technology	23.0%
Materials	5.1%
Real Estate	0.4%
Utilities	1.9%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.9%
Consumer Discretionary	11.9%
Consumer Staples	5.3%
Energy	7.7%
Financials	22.0%
Health Care	11.1%
Industrials	17.9%
Information Technology	11.9%
Materials	5.9%
Real Estate	1.1%
Utilities	2.3%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.4%
Consumer Discretionary	13.1%
Consumer Staples	4.8%
Energy	11.3%
Financials	27.3%
Health Care	4.3%
Industrials	20.6%
Information Technology	7.2%
Materials	7.8%
Real Estate	0.8%
Utilities	0.4%

100.0%

U.S. Vector Equity Portfolio
Communication Services	6.2%
Consumer Discretionary	10.7%
Consumer Staples	5.3%
Energy	9.1%
Financials	21.6%
Health Care	10.6%
Industrials	16.4%
Information Technology	10.8%
Materials	7.5%
Real Estate	0.6%
Utilities	1.2%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	3.2%
Consumer Discretionary	16.5%
Consumer Staples	13.2%
Energy	1.2%
Financials	4.7%
Health Care	12.2%
Industrials	12.9%
Information Technology	33.0%
Materials	3 0%
Utilities	0.1%

100.0%

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (84.4%)
AUSTRALIA — (1.9%)
Glencore Funding LLC
Ω 4.125%, 05/30/23		1,000	$1,006,420
4.125%, 05/30/23		500	503,210
Ω 4.625%, 04/29/24		1,150	1,163,650
Western Australian Treasury Corp.
2.500%, 07/23/24	AUD	5,000	3,513,093

TOTAL AUSTRALIA			6,186,373

CANADA — (21.2%)
Bank of Nova Scotia
# 0.700%, 04/15/24		3,000	2,851,905
Canadian Government Bond
0.250%, 04/01/24	CAD	6,000	4,464,235
Canadian Natural Resources Ltd.
3.900%, 02/01/25		2,450	2,452,980
National Bank of Canada
2.100%, 02/01/23		3,500	3,484,125
Province of Alberta Canada
3.350%, 11/01/23		3,000	3,027,810
3.100%, 06/01/24	CAD	6,000	4,688,748
Province of Manitoba Canada
3.300%, 06/02/24	CAD	8,000	6,275,702
Province of Ontario Canada
3.500%, 06/02/24	CAD	13,000	10,240,112
Province of Quebec Canada
2.250%, 02/22/24	CAD	13,500	10,412,019
PSP Capital, Inc.
2.090%, 11/22/23	CAD	2,500	1,926,634
Royal Bank of Canada
2.949%, 05/01/23	CAD	2,750	2,138,199
2.333%, 12/05/23	CAD	7,000	5,372,234
Suncor Energy, Inc.
# 2.800%, 05/15/23		2,000	1,993,468
Toronto-Dominion Bank
2.850%, 03/08/24	CAD	14,500	11,120,523

TOTAL CANADA			70,448,694

FRANCE — (6.4%)
BNP Paribas SA
Ω 2.950%, 05/23/22		500	500,447
Ω 3.375%, 01/09/25		1,900	1,866,242
BPCE SA
#Ω 2.375%, 01/14/25		2,265	2,165,378

	Face Amount^	Value†
	(000)
FRANCE — (Continued)
Caisse d’Amortissement de la Dette Sociale
3.375%, 03/20/24	11,000	$11,115,390
Credit Agricole SA
Ω 3.875%, 04/15/24	3,300	3,320,420
Societe Generale SA
Ω 3.875%, 03/28/24	500	498,165
#Ω 2.625%, 10/16/24	2,000	1,935,898

TOTAL FRANCE		21,401,940

GERMANY — (3.9%)
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24	2,500	2,472,294
BMW U.S. Capital LLC
#Ω 0.750%, 08/12/24	458	433,609
Daimler Finance North America LLC
Ω 2.550%, 08/15/22	1,750	1,752,598
#Ω 3.250%, 08/01/24	1,750	1,742,147
Daimler Trucks Finance North America LLC
Ω 3.500%, 04/07/25	1,871	1,851,078
Deutsche Bank AG
3.950%, 02/27/23	2,350	2,363,717
EMD Finance LLC
Ω 3.250%, 03/19/25	2,286	2,264,064

TOTAL GERMANY		12,879,507

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24	2,300	2,212,377

ITALY — (1.2%)
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24	1,702	1,667,272
Republic of Italy Government International Bond
2.375%, 10/17/24	2,500	2,435,250

TOTAL ITALY		4,102,522

JAPAN — (6.2%)
Aircastle Ltd.
4.125%, 05/01/24	2,600	2,586,375
American Honda Finance Corp.
0.550%, 07/12/24	1,000	944,207

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	JAPAN — (Continued)
#	2.150%,09/10/24		2,250	$2,196,194
Mitsubishi UFJ Financial Group, Inc.
#	2.665%,07/25/22		1,000	1,002,211
	3.455%,03/02/23		1,000	1,006,646
	Mizuho Financial Group, Inc.
	2.601%,09/11/22		3,000	3,007,015
Nissan Motor Acceptance Co. LLC
Ω	2.600%,09/28/22		320	319,585
#Ω	3.450%,03/15/23		2,350	2,347,225
	Nomura Holdings, Inc.
	2.648%,01/16/25		2,500	2,420,944
Sumitomo Mitsui Financial Group, Inc.
	3.102%,01/17/23		500	501,948
	3.748%,07/19/23		2,000	2,018,188
	2.696%,07/16/24		1,100	1,078,058
	Toyota Motor Credit Corp.
	0.750%,07/21/22	EUR	210	221,938
#	0.625%,09/13/24		1,000	943,262

	TOTAL JAPAN			20,593,796

	NETHERLANDS — (3.2%)
	BNG Bank NV
	5.250%,05/20/24	AUD	10,000	7,377,844
	Cooperatieve Rabobank UA
Ω	2.625%,07/22/24		3,500	3,428,937

	TOTAL NETHERLANDS			10,806,781

	NEW ZEALAND — (3.4%)
New Zealand Government Bond
	0.500%,05/15/24	NZD	18,600	11,349,270

	NORWAY — (1.2%)
	Kommunalbanken AS
	5.250%,07/15/24	AUD	5,300	3,916,619

	SPAIN — (1.1%)
	Banco Santander SA
#	2.706%,06/27/24		1,200	1,176,740
	Santander Holdings USA, Inc.
	3.400%,01/18/23		1,500	1,504,135
#	3.500%,06/07/24		1,000	993,842

	TOTAL SPAIN			3,674,717

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.6%)
	Inter-American Development Bank
	3.000%,02/21/24		7,000	7,034,401

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
	2.500%, 01/24/24	NZD	16,000	$10,094,624
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,365,818

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				18,494,843

SWEDEN — (0.5%)
Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23		1,585	1,532,077

SWITZERLAND — (1.1%)
UBS AG
Ω	0.700%, 08/09/24		3,750	3,534,889

UNITED KINGDOM — (3.2%)
BAT Capital Corp.
	3.222%, 08/15/24		1,000	986,101
BP Capital Markets PLC
#	3.535%, 11/04/24		1,000	1,002,958
CNH Industrial Capital LLC
	1.950%, 07/02/23		1,094	1,076,978
HSBC Holdings PLC
#	3.600%, 05/25/23		2,450	2,468,236
HSBC USA, Inc.
	3.500%, 06/23/24		1,100	1,100,341
NatWest Markets PLC
#Ω	2.375%, 05/21/23		2,000	1,979,050
Ω	0.800%, 08/12/24		1,650	1,544,269
Reckitt Benckiser Treasury Services PLC
#Ω	2.750%, 06/26/24		658	649,148

TOTAL UNITED KINGDOM				10,807,081

UNITED STATES — (23.6%)
Aetna, Inc.
	2.750%, 11/15/22		221	221,360
Air Lease Corp.
	2.250%, 01/15/23		1,610	1,604,058
Allstate Corp.
#	3.150%, 06/15/23		852	855,114
Ally Financial, Inc.
	3.875%, 05/21/24		484	485,665
Anthem, Inc.
	2.375%, 01/15/25		800	774,648
Aon Corp.
#	2.200%, 11/15/22		3,000	2,994,889

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Ares Capital Corp.
4.200%, 06/10/24	2,500	$2,501,573
Booking Holdings, Inc.
2.750%, 03/15/23	2,000	2,007,929
Brixmor Operating
Partnership LP
3.850%, 02/01/25	1,800	1,796,498
Bunge Ltd. Finance Corp.
3.000%, 09/25/22	200	200,621
Capital One Financial Corp.
3.200%, 01/30/23	2,000	2,012,414
3.200%, 02/05/25	600	589,678
Cardinal Health, Inc.
# 3.079%, 06/15/24	2,750	2,724,896
Cigna Corp.
# 3.750%, 07/15/23	1,082	1,091,226
eBay, Inc.
2.750%, 01/30/23	2,400	2,402,612
Fidelity National Information Services, Inc.
0.600%, 03/01/24	2,500	2,371,565
General Motors Financial Co., Inc.
3.550%, 07/08/22	837	840,032
Global Payments, Inc.
3.750%, 06/01/23	1,000	1,004,701
4.000%, 06/01/23	1,500	1,511,856
Goldman Sachs Group, Inc.
# 3.200%, 02/23/23	1,500	1,505,281
Goldman Sachs Group, Inc. (The)
# 3.625%, 01/22/23	2,000	2,014,990
Intercontinental Exchange, Inc.
0.700%, 06/15/23	3,500	3,422,335
International Business Machines Corp.
3.000%, 05/15/24	2,700	2,687,038
JPMorgan Chase & Co.
3.625%, 05/13/24	474	477,913
Kinder Morgan Energy Partners LP
3.950%, 09/01/22	707	707,534
Morgan Stanley
3.125%, 01/23/23	3,100	3,112,199
MPLX LP
4.875%, 12/01/24	1,250	1,273,945
Mylan, Inc.
Ω 3.125%, 01/15/23	2,650	2,650,393
NextEra Energy Capital Holdings, Inc.
# 0.650%, 03/01/23	1,279	1,258,416

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	$2,514,009
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	1,005,001
	Oracle Corp.
	3.400%, 07/08/24	2,500	2,492,477
	Penske Truck Leasing Co. LP / PTL Finance Corp.
#Ω	2.700%, 11/01/24	778	756,460
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	582,044
	PNC Financial Services Group, Inc.
#	2.200%, 11/01/24	248	242,518
	Ryder System, Inc.
	2.875%, 06/01/22	1,984	1,986,506
	Schlumberger Holdings Corp.
#Ω	3.750%, 05/01/24	400	402,429
	Simon Property Group LP
#	2.000%, 09/13/24	3,650	3,537,763
	Southwest Airlines Co.
	4.750%, 05/04/23	3,000	3,052,315
	Stellantis NV
	5.250%, 04/15/23	1,000	1,016,890
	Sysco Corp.
#	2.600%, 06/12/22	500	499,926
	Truist Bank
	1.500%, 03/10/25	1,000	948,446
	Ventas Realty LP
	3.500%, 02/01/25	400	395,961
	Vornado Realty LP
#	3.500%, 01/15/25	2,565	2,535,787
	Walgreens Boots Alliance, Inc.
#	3.800%, 11/18/24	2,500	2,513,924
	Waste Management, Inc.
	2.400%, 05/15/23	900	896,286
	Wells Fargo & Co.
#	3.300%, 09/09/24	3,000	2,989,100
	Williams Cos., Inc. (The)
	3.700%, 01/15/23	3,000	3,013,512

	TOTAL UNITED STATES		78,482,733

	TOTAL BONDS		280,424,219

U.S. TREASURY OBLIGATIONS — (10.0%)
	U.S. Treasury Notes
	2.125%, 03/31/24	11,000	10,882,266
	0.375%, 04/15/24	22,000	21,025,468

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
0.250%, 05/15/24	1,500	$1,426,465

TOTAL U.S. TREASURY OBLIGATIONS		33,334,199

TOTAL INVESTMENT SECURITIES (Cost $330,040,618)		313,758,418

	Shares	Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	1,609,302	$18,614,792

TOTAL INVESTMENTS — (100.0%) (Cost $348,655,974)		$332,373,210

As of April 30, 2022, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	515,125	NZD	742,104	HSBC Bank	05/02/22	$36,023
USD	22,598,255	NZD	32,862,484	State Street Bank and Trust	05/03/22	1,382,239
USD	318,488	NZD	492,782	Bank of America Corp.	06/03/22	333
USD	21,225,320	NZD	32,862,484	UBS AG	06/03/22	8,318
USD	235,184	EUR	211,994	State Street Bank and Trust	06/30/22	10,915
USD	17,612,568	AUD	23,399,865	State Street Bank and Trust	07/01/22	1,061,865
USD	62,922,091	CAD	79,282,716	HSBC Bank	07/08/22	1,220,000

Total Appreciation						$3,719,693
NZD	742,104	USD	479,703	Bank of America Corp.	05/02/22	$(601)
NZD	32,862,484	USD	21,228,409	UBS AG	05/03/22	(12,393)
AUD	236,077	USD	167,768	Citibank, N.A.	07/01/22	(791)
CAD	5,875,076	USD	4,578,160	Bank of America Corp.	07/08/22	(5,859)

Total (Depreciation)						$(19,644)

Total Appreciation (Depreciation)						$3,700,049

As of April 30, 2022, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,581	06/17/22	$348,310,446	$326,278,875	$(22,031,571)

Total Futures Contracts			$348,310,446	$326,278,875	$(22,031,571)

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$6,186,373	—	$6,186,373
Canada	—	70,448,694	—	70,448,694
France	—	21,401,940	—	21,401,940
Germany	—	12,879,507	—	12,879,507
Ireland	—	2,212,377	—	2,212,377
Italy	—	4,102,522	—	4,102,522
Japan	—	20,593,796	—	20,593,796
Netherlands	—	10,806,781	—	10,806,781
New Zealand	—	11,349,270	—	11,349,270
Norway	—	3,916,619	—	3,916,619
Spain	—	3,674,717	—	3,674,717
Supranational Organization Obligations	—	18,494,843	—	18,494,843
Sweden	—	1,532,077	—	1,532,077
Switzerland	—	3,534,889	—	3,534,889
United Kingdom	—	10,807,081	—	10,807,081
United States	—	78,482,733	—	78,482,733
U.S. Treasury Obligations	—	33,334,199	—	33,334,199
Securities Lending Collateral	—	18,614,792	—	18,614,792
Forward Currency Contracts**	—	3,700,049	—	3,700,049
Futures Contracts**	$(22,031,571)	—	—	(22,031,571)

TOTAL	$(22,031,571)	$336,073,259	—	$314,041,688

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (9.0%)
* Alphabet, Inc., Class A	13,686	$31,234,052	1.7%
* Alphabet, Inc., Class C	13,266	30,502,912	1.7%
Comcast Corp., Class A	212,251	8,439,100	0.5%
* Facebook, Inc., Class A	148,464	29,762,578	1.6%
Verizon Communications, Inc.	278,414	12,890,568	0.7%
* Walt Disney Co.	67,564	7,542,169	0.4%
Other Securities		46,430,732	2.4%

TOTAL COMMUNICATION SERVICES		166,802,111	9.0%

CONSUMER DISCRETIONARY — (10.4%)
* Amazon.com, Inc.	17,002	42,260,681	2.3%
Home Depot, Inc.	38,363	11,524,245	0.6%
McDonald’s Corp.	27,606	6,878,311	0.4%
NIKE, Inc., Class B	52,629	6,562,836	0.4%
Target Corp.	28,541	6,525,900	0.4%
* Tesla, Inc.	26,005	22,644,114	1.2%
Other Securities		97,046,676	5.2%

TOTAL CONSUMER DISCRETIONARY		193,442,763	10.5%

CONSUMER STAPLES — (7.3%)
Coca-Cola Co.	197,203	12,741,286	0.7%
Costco Wholesale Corp.	22,343	11,880,220	0.6%
PepsiCo, Inc.	68,759	11,806,608	0.6%
Procter & Gamble Co.	124,570	19,999,713	1.1%
Walmart, Inc.	81,268	12,433,191	0.7%
Other Securities		65,355,344	3.6%

TOTAL CONSUMER STAPLES		134,216,362	7.3%

ENERGY — (5.1%)
Chevron Corp.	80,890	12,673,036	0.7%
Exxon Mobil Corp.	179,640	15,314,310	0.8%
Occidental Petroleum Corp.	117,269	6,460,349	0.4%
Other Securities		60,444,289	3.2%

TOTAL ENERGY		94,891,984	5.1%

FINANCIALS — (11.8%)
American Express Co.	37,397	6,533,630	0.4%
Bank of America Corp.	266,774	9,518,496	0.5%
* Berkshire Hathaway, Inc., Class B	68,126	21,993,117	1.2%
JPMorgan Chase & Co.	137,573	16,420,713	0.9%
Other Securities		163,591,078	8.8%

TOTAL FINANCIALS		218,057,034	11.8%

HEALTH CARE — (13.9%)
Abbott Laboratories	73,648	8,359,048	0.5%
AbbVie, Inc.	88,948	13,064,682	0.7%
Amgen, Inc.	27,504	6,413,658	0.3%
Bristol-Myers Squibb Co.	143,248	10,782,277	0.6%

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Danaher Corp.	25,874	$6,497,738	0.4%
Eli Lilly & Co.	40,436	11,812,569	0.6%
Johnson & Johnson	130,002	23,460,161	1.3%
Merck & Co., Inc.	125,339	11,116,316	0.6%
Pfizer, Inc.	275,375	13,512,651	0.7%
Thermo Fisher Scientific, Inc.	17,471	9,660,065	0.5%
UnitedHealth Group, Inc.	40,972	20,836,311	1.1%
Other Securities		122,629,679	6.6%

TOTAL HEALTH CARE		258,145,155	13.9%

INDUSTRIALS — (10.4%)
Union Pacific Corp.	39,963	9,362,931	0.5%
United Parcel Service, Inc., Class B	36,686	6,602,746	0.4%
Other Securities		177,509,336	9.6%

TOTAL INDUSTRIALS		193,475,013	10.5%

INFORMATION TECHNOLOGY — (24.8%)
Accenture PLC, Class A	37,811	11,356,912	0.6%
* Adobe, Inc.	17,791	7,044,346	0.4%
Apple, Inc.	603,478	95,138,149	5.1%
Broadcom, Inc.	22,385	12,410,020	0.7%
Cisco Systems, Inc.	224,036	10,973,283	0.6%
Intel Corp.	188,983	8,237,769	0.5%
International Business Machines Corp.	55,506	7,338,448	0.4%
Mastercard, Inc., Class A	43,849	15,933,850	0.9%
Microsoft Corp.	309,356	85,852,477	4.6%
NVIDIA Corp.	97,236	18,034,361	1.0%
QUALCOMM, Inc.	55,647	7,773,329	0.4%
Texas Instruments, Inc.	45,602	7,763,741	0.4%
# Visa, Inc., Class A	72,469	15,445,318	0.8%
Other Securities		156,438,149	8.4%

TOTAL INFORMATION TECHNOLOGY		459,740,152	24.8%

MATERIALS — (4.3%)
Other Securities		79,023,040	4.3%

REAL ESTATE — (0.2%)
Other Securities		4,035,762	0.2%

UTILITIES — (2.3%)
Other Securities		42,673,594	2.3%

TOTAL COMMON STOCKS (Cost $993,253,657)		1,844,502,970	99.7%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	4,691,700	4,691,700	0.2%

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	472,500	$5,465,413	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,003,410,905)		$1,854,660,083	100.2%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$166,802,111	—	—	$166,802,111
Consumer Discretionary	193,442,763	—	—	193,442,763
Consumer Staples	134,216,362	—	—	134,216,362
Energy	94,891,984	—	—	94,891,984
Financials	218,057,034	—	—	218,057,034
Health Care	258,145,155	—	—	258,145,155
Industrials	193,475,013	—	—	193,475,013
Information Technology	459,740,152	—	—	459,740,152
Materials	79,023,040	—	—	79,023,040
Real Estate	4,035,762	—	—	4,035,762
Utilities	42,673,594	—	—	42,673,594
Temporary Cash Investments	4,691,700	—	—	4,691,700
Securities Lending Collateral	—	$5,465,413	—	5,465,413

TOTAL	$1,849,194,670	$5,465,413	—	$1,854,660,083

See accompanying Notes to Financial Statements.

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$23,839,872,976

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$23,839,872,976

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.6%)
	Nexstar Media Group, Inc., Class A	313,260	$49,626,649	0.4%
	Other Securities		269,648,007	2.3%

TOTAL COMMUNICATION SERVICES			319,274,656	2.7%

CONSUMER DISCRETIONARY — (11.6%)
*	AutoNation, Inc.	651,122	75,471,551	0.6%
	BorgWarner, Inc.	1,614,338	59,456,069	0.5%
#	Dick’s Sporting Goods, Inc.	440,319	42,455,558	0.4%
#	Dillard’s, Inc., Class A	199,991	60,759,266	0.5%
	Kohl’s Corp.	1,109,248	64,203,274	0.5%
	Lithia Motors, Inc.	164,120	46,467,296	0.4%
	Penske Automotive Group, Inc.	522,178	54,734,698	0.5%
	Toll Brothers, Inc.	1,120,873	51,974,881	0.4%
	Other Securities		975,928,422	8.3%

TOTAL CONSUMER DISCRETIONARY			1,431,451,015	12.1%

CONSUMER STAPLES — (5.0%)
	Bunge Ltd.	781,067	88,354,299	0.8%
	Ingredion, Inc.	565,002	48,087,320	0.4%
	Molson Coors Beverage Co., Class B	1,020,932	55,273,258	0.5%
	Other Securities		426,083,880	3.5%

TOTAL CONSUMER STAPLES			617,798,757	5.2%

ENERGY — (9.4%)
#*	CNX Resources Corp.	2,102,655	43,209,560	0.4%
#	EQT Corp.	1,164,395	46,284,701	0.4%
*	HF Sinclair Corp.	1,452,267	55,215,191	0.5%
	Marathon Oil Corp.	4,155,562	103,556,605	0.9%
	Matador Resources Co.	841,863	41,099,752	0.3%
#	Murphy Oil Corp.	1,324,500	50,436,960	0.4%
	PDC Energy, Inc.	844,689	58,908,611	0.5%
*	Range Resources Corp.	2,314,877	69,307,417	0.6%
	Other Securities		694,495,624	5.8%

TOTAL ENERGY			1,162,514,421	9.8%

FINANCIALS — (25.0%)
	Bank OZK	1,162,675	44,669,973	0.4%
	Everest Re Group Ltd.	150,430	41,324,625	0.4%
	First Horizon Corp.	3,817,193	85,428,779	0.7%
	Invesco Ltd.	3,566,791	65,557,619	0.6%
	Lincoln National Corp.	683,491	41,111,984	0.4%
	M&T Bank Corp.	461,278	76,867,366	0.7%
	Popular, Inc.	811,524	63,290,757	0.5%
	Unum Group	1,428,073	43,584,788	0.4%
#	Valley National Bancorp	3,404,855	40,790,163	0.4%
#	Voya Financial, Inc.	911,052	57,523,823	0.5%
	Zions Bancorp NA	1,147,132	64,824,429	0.6%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Other Securities		$2,477,112,364	20.6%

TOTAL FINANCIALS		3,102,086,670	26.2%

HEALTH CARE — (4.7%)
* Acadia Healthcare Co., Inc.	731,391	49,646,821	0.4%
Other Securities		530,380,934	4.5%

TOTAL HEALTH CARE		580,027,755	4.9%

INDUSTRIALS — (17.2%)
AGCO Corp.	400,470	51,019,878	0.4%
AMERCO	96,508	51,678,104	0.4%
* Builders FirstSource, Inc.	683,763	42,099,288	0.4%
Knight-Swift Transportation Holdings, Inc.	1,216,656	58,265,656	0.5%
* WESCO International, Inc.	323,416	39,864,256	0.3%
Other Securities		1,894,434,395	16.0%

TOTAL INDUSTRIALS		2,137,361,577	18.0%

INFORMATION TECHNOLOGY — (8.4%)
Amkor Technology, Inc.	2,212,058	41,608,811	0.4%
* Arrow Electronics, Inc.	701,840	82,718,862	0.7%
Concentrix Corp.	309,665	48,766,044	0.4%
Other Securities		873,579,673	7.3%

TOTAL INFORMATION TECHNOLOGY		1,046,673,390	8.8%

MATERIALS — (9.3%)
Alcoa Corp.	1,140,009	77,292,610	0.7%
Commercial Metals Co.	998,733	40,948,053	0.4%
Huntsman Corp.	1,829,461	61,963,844	0.5%
Olin Corp.	1,023,815	58,766,981	0.5%
Reliance Steel & Aluminum Co.	529,742	105,021,352	0.9%
Steel Dynamics, Inc.	1,207,024	103,502,308	0.9%
Westlake Corp.	623,486	78,902,153	0.7%
Other Securities		631,832,668	5.2%

TOTAL MATERIALS		1,158,229,969	9.8%

REAL ESTATE — (0.9%)
* Jones Lang LaSalle, Inc.	229,654	50,232,219	0.4%
Other Securities		62,402,444	0.5%

TOTAL REAL ESTATE		112,634,663	0.9%

UTILITIES — (0.5%)
Vistra Corp.	1,668,770	41,752,625	0.4%
Other Securities		21,482,570	0.1%

TOTAL UTILITIES		63,235,195	0.5%

TOTAL COMMON STOCKS		11,731,288,068	98.9%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		484,564	0.0%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$588,774	0.0%

INDUSTRIALS — (0.1%)
Other Security		4,984,402	0.1%

TOTAL PREFERRED STOCKS		6,057,740	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,115,789,505)		11,737,345,808

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	123,904,550	123,904,550	1.1%

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	46,491,213	537,763,858	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $8,777,444,434)		$12,399,014,216	104.6%

As of April 30, 2022, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	528	06/17/22	$113,510,196	$108,966,000	$(4,544,196)

Total Futures Contracts			$113,510,196	$108,966,000	$(4,544,196)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$319,193,746	—	$80,910	$319,274,656
Consumer Discretionary	1,431,427,352	—	23,663	1,431,451,015
Consumer Staples	617,788,211	$10,546	—	617,798,757
Energy	1,162,514,421	—	—	1,162,514,421
Financials	3,101,950,697	135,973	—	3,102,086,670
Health Care	574,061,909	—	5,965,846	580,027,755
Industrials	2,137,361,577	—	—	2,137,361,577
Information Technology.	1,046,673,390	—	—	1,046,673,390
Materials	1,158,229,969	—	—	1,158,229,969
Real Estate	112,634,663	—	—	112,634,663
Utilities	63,235,195	—	—	63,235,195
Preferred Stocks
Communication Services	484,564	—	—	484,564
Consumer Discretionary	588,774	—	—	588,774
Industrials	4,984,402	—	—	4,984,402
Temporary Cash Investments	123,904,550	—	—	123,904,550

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$537,763,858	—	$537,763,858
Futures Contracts**	$(4,544,196)	—	—	(4,544,196)

TOTAL	$11,850,489,224	$537,910,377	$6,070,419^	$12,394,470,020

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (2.3%)
	Other Securities		$332,839,054	2.4%

CONSUMER DISCRETIONARY — (12.3%)
#	Dillard’s, Inc., Class A	315,176	95,753,621	0.7%
*	Goodyear Tire & Rubber Co.	4,655,406	62,010,008	0.5%
#	Group 1 Automotive, Inc.	366,994	63,908,335	0.5%
	Penske Automotive Group, Inc.	931,568	97,646,958	0.7%
	PVH Corp.	789,165	57,435,429	0.4%
*	Taylor Morrison Home Corp.	2,837,880	74,324,077	0.5%
	Other Securities		1,342,257,692	9.6%

TOTAL CONSUMER DISCRETIONARY			1,793,336,120	12.9%

CONSUMER STAPLES — (4.5%)
*	Hostess Brands, Inc.	2,975,460	67,513,187	0.5%
	Seaboard Corp.	16,823	71,077,007	0.5%
	Other Securities		516,300,776	3.7%

TOTAL CONSUMER STAPLES			654,890,970	4.7%

ENERGY — (10.7%)
*	Antero Resources Corp.	3,656,737	128,717,142	0.9%
*	CNX Resources Corp.	4,881,877	100,322,572	0.7%
#	Helmerich & Payne, Inc.	1,573,210	72,414,856	0.5%
*	HF Sinclair Corp.	1,962,156	74,601,171	0.5%
#	Matador Resources Co.	1,385,059	67,618,580	0.5%
#	Murphy Oil Corp.	3,134,039	119,344,205	0.9%
#	PDC Energy, Inc.	1,703,473	118,800,207	0.9%
	Other Securities		875,314,654	6.3%

TOTAL ENERGY			1,557,133,387	11.2%

FINANCIALS — (25.8%)
	American Equity Investment Life Holding Co.	2,442,493	92,130,836	0.7%
	Associated Banc-Corp.	3,366,293	67,157,545	0.5%
#	Assured Guaranty Ltd.	1,089,073	60,062,376	0.4%
	Bank OZK	2,128,247	81,767,250	0.6%
	First BanCorp.	5,108,536	69,527,175	0.5%
	FNB Corp.	6,864,649	79,080,756	0.6%
	Hancock Whitney Corp.	1,362,991	63,747,089	0.5%
	Navient Corp.	3,685,858	58,568,284	0.4%
	Nelnet, Inc., Class A	765,019	62,785,109	0.5%
#	New York Community Bancorp, Inc.	7,340,140	67,822,894	0.5%
	Old National Bancorp.	5,716,574	86,663,262	0.6%
#	Popular, Inc.	1,347,670	105,104,783	0.8%
#	United Bankshares, Inc.	1,873,822	62,323,320	0.5%
	Unum Group	3,118,080	95,163,802	0.7%
	Valley National Bancorp.	6,775,747	81,173,449	0.6%
#	Washington Federal, Inc.	1,927,889	58,665,662	0.4%
	Webster Financial Corp.	1,193,559	59,666,014	0.4%
	Wintrust Financial Corp.	650,198	56,775,289	0.4%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Other Securities		$2,440,125,311	17.4%

TOTAL FINANCIALS		3,748,310,206	27.0%

HEALTH CARE — (4.0%)
* Acadia Healthcare Co., Inc.	1,797,648	122,024,346	0.9%
#* Allscripts Healthcare Solutions, Inc.	2,774,616	57,323,567	0.4%
* Prestige Consumer Healthcare, Inc.	1,027,701	56,174,137	0.4%
Other Securities		353,864,244	2.6%

TOTAL HEALTH CARE		589,386,294	4.3%

INDUSTRIALS — (19.4%)
# ABM Industries, Inc.	1,324,312	63,924,540	0.5%
# Air Lease Corp.	2,139,027	86,160,008	0.6%
#* Beacon Roofing Supply, Inc.	1,338,710	79,827,277	0.6%
# GATX Corp.	785,940	81,258,337	0.6%
Triton International Ltd.	1,470,305	89,820,932	0.7%
* WESCO International, Inc.	828,286	102,094,532	0.7%
Other Securities		2,325,102,827	16.7%

TOTAL INDUSTRIALS		2,828,188,453	20.4%

INFORMATION TECHNOLOGY — (6.8%)
# Amkor Technology, Inc.	5,369,322	100,996,947	0.7%
Avnet, Inc.	1,508,535	65,862,638	0.5%
#* Insight Enterprises, Inc.	634,944	63,094,385	0.5%
* Sanmina Corp.	1,480,147	60,523,211	0.4%
Other Securities		693,061,327	5.0%

TOTAL INFORMATION TECHNOLOGY		983,538,508	7.1%

MATERIALS — (7.4%)
Commercial Metals Co.	2,548,479	104,487,639	0.8%
Element Solutions, Inc.	5,428,753	111,940,887	0.8%
U.S. Steel Corp.	1,946,664	59,353,785	0.4%
Other Securities		795,976,489	5.7%

TOTAL MATERIALS		1,071,758,800	7.7%

REAL ESTATE — (0.8%)
Other Securities		110,670,570	0.8%

UTILITIES — (0.4%)
Other Securities		59,264,036	0.4%

TOTAL COMMON STOCKS		13,729,316,398	98.9%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		368,262	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		6,542,029	0.0%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$9,027,368	0.1%

TOTAL PREFERRED STOCKS		15,937,659	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,326,706,830)		13,745,254,057

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	131,284,411	131,284,411	0.9%

SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	58,256,707	673,855,325	4.9%

TOTAL INVESTMENTS—(100.0%) (Cost $10,131,797,241)		$14,550,393,793	104.8%

As of April 30, 2022, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	609	06/17/22	$136,416,996	$125,682,375	$(10,734,621)

Total Futures Contracts			$136,416,996	$125,682,375	$(10,734,621)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$332,769,260	—	$69,794	$332,839,054
Consumer Discretionary	1,792,723,878	$591,846	20,396	1,793,336,120
Consumer Staples	653,550,654	1,340,316	—	654,890,970
Energy	1,557,133,387	—	—	1,557,133,387
Financials	3,747,155,206	1,155,000	—	3,748,310,206
Health Care	585,179,903	—	4,206,391	589,386,294
Industrials	2,828,188,453	—	—	2,828,188,453
Information Technology	983,538,508	—	—	983,538,508
Materials.	1,070,418,920	1,339,880	—	1,071,758,800
Real Estate	110,670,570	—	—	110,670,570
Utilities	59,264,036	—	—	59,264,036
Preferred Stocks
Communication Services	368,262	—	—	368,262
Consumer Discretionary	6,542,029	—	—	6,542,029
Industrials	9,027,368	—	—	9,027,368
Temporary Cash Investments	131,284,411	—	—	131,284,411

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$673,855,325	—	$673,855,325
Futures Contracts**	$(10,734,621)	—	—	(10,734,621)

TOTAL	$13,857,080,224	$678,282,367	$4,296,581^	$14,539,659,172

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (7.0%)
* Alphabet, Inc., Class A	160,600	$366,519,714	1.2%
* Alphabet, Inc., Class C	144,137	331,418,528	1.1%
AT&T, Inc.	5,637,292	106,319,327	0.4%
Comcast Corp., Class A	3,386,644	134,652,965	0.5%
* Facebook, Inc., Class A	1,443,076	289,293,446	1.0%
Verizon Communications, Inc.	3,928,608	181,894,550	0.6%
Other Securities		694,366,523	2.3%

TOTAL COMMUNICATION SERVICES		2,104,465,053	7.1%

CONSUMER DISCRETIONARY — (11.0%)
* Amazon.com, Inc.	245,859	611,114,506	2.1%
Home Depot, Inc.	578,985	173,927,094	0.6%
McDonald’s Corp.	398,179	99,210,280	0.4%
NIKE, Inc., Class B	800,025	99,763,117	0.4%
* Tesla, Inc.	209,330	182,276,191	0.6%
Other Securities		2,159,184,804	7.1%

TOTAL CONSUMER DISCRETIONARY		3,325,475,992	11.2%

CONSUMER STAPLES — (6.7%)
Coca-Cola Co.	2,614,699	168,935,702	0.6%
Costco Wholesale Corp.	266,821	141,874,062	0.5%
PepsiCo, Inc.	1,155,131	198,347,544	0.7%
Procter & Gamble Co.	1,579,025	253,512,464	0.9%
Walmart, Inc.	985,735	150,807,598	0.5%
Other Securities		1,110,865,583	3.6%

TOTAL CONSUMER STAPLES		2,024,342,953	6.8%

ENERGY — (5.1%)
Chevron Corp.	1,292,636	202,517,282	0.7%
ConocoPhillips	1,164,407	111,224,157	0.4%
Exxon Mobil Corp.	2,846,089	242,629,087	0.8%
Other Securities		987,766,231	3.3%

TOTAL ENERGY		1,544,136,757	5.2%

FINANCIALS — (13.3%)
Bank of America Corp.	3,912,477	139,597,179	0.5%
* Berkshire Hathaway, Inc., Class B	954,456	308,127,030	1.1%
JPMorgan Chase & Co.	2,201,688	262,793,480	0.9%
Wells Fargo & Co.	2,169,645	94,661,611	0.3%
Other Securities		3,194,713,910	10.7%

TOTAL FINANCIALS		3,999,893,210	13.5%

HEALTH CARE — (12.1%)
Abbott Laboratories	827,295	93,897,982	0.3%
AbbVie, Inc.	1,217,399	178,811,565	0.6%
Amgen, Inc.	395,045	92,120,544	0.3%
Bristol-Myers Squibb Co.	1,399,024	105,304,536	0.4%
CVS Health Corp.	1,042,089	100,176,016	0.4%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly & Co.	520,601	$152,083,170	0.5%
Johnson & Johnson	1,786,700	322,427,882	1.1%
Merck & Co., Inc.	1,532,708	135,935,873	0.5%
Pfizer, Inc.	3,028,207	148,594,117	0.5%
Thermo Fisher Scientific, Inc.	186,998	103,394,934	0.4%
UnitedHealth Group, Inc.	557,641	283,588,331	1.0%
Other Securities		1,944,908,897	6.4%

TOTAL HEALTH CARE		3,661,243,847	12.4%

INDUSTRIALS — (11.7%)
Union Pacific Corp.	458,821	107,497,172	0.4%
United Parcel Service, Inc., Class B	506,541	91,167,249	0.3%
Other Securities		3,327,223,872	11.2%

TOTAL INDUSTRIALS		3,525,888,293	11.9%

INFORMATION TECHNOLOGY — (22.8%)
Accenture PLC, Class A	421,535	126,612,253	0.4%
* Adobe, Inc.	257,391	101,913,966	0.4%
Apple, Inc.	9,509,639	1,499,194,588	5.1%
Broadcom, Inc.	323,073	179,108,440	0.6%
Cisco Systems, Inc.	2,518,417	123,352,065	0.4%
Intel Corp.	4,067,165	177,287,722	0.6%
International Business Machines Corp.	798,816	105,611,463	0.4%
Mastercard, Inc., Class A	587,619	213,528,992	0.7%
Microsoft Corp.	4,150,122	1,151,741,857	3.9%
NVIDIA Corp.	1,138,596	211,175,400	0.7%
QUALCOMM, Inc.	829,776	115,911,409	0.4%
Texas Instruments, Inc.	750,861	127,834,085	0.4%
# Visa, Inc., Class A	999,910	213,110,818	0.7%
Other Securities		2,529,517,118	8.5%

TOTAL INFORMATION TECHNOLOGY		6,875,900,176	23.2%

MATERIALS — (4.7%)
Other Securities		1,409,961,315	4.8%

REAL ESTATE — (0.3%)
Other Securities		82,394,810	0.3%

UTILITIES — (2.6%)
Other Securities		780,821,179	2.6%

TOTAL COMMON STOCKS		29,334,523,585	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		421,072	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		904,021	0.0%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,539,416	0.0%

TOTAL PREFERRED STOCKS		2,864,509	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,290,244,636)		29,337,388,094

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	284,165,040	284,165,040	1.0%

SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	46,889,474	542,370,548	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $14,116,736,137)		$30,163,923,682	101.8%

As of April 30, 2022, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,222	06/17/22	$259,551,366	$252,190,250	$(7,361,116)

Total Futures Contracts			$259,551,366	$252,190,250	$(7,361,116)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,104,453,975	$6,817	$4,261	$2,104,465,053
Consumer Discretionary	3,325,470,781	—	5,211	3,325,475,992
Consumer Staples	2,024,259,644	83,309	—	2,024,342,953
Energy	1,544,136,757	—	—	1,544,136,757
Financials	3,999,886,585	6,625	—	3,999,893,210
Health Care	3,659,672,267	46,827	1,524,753	3,661,243,847
Industrials	3,525,278,382	609,911	—	3,525,888,293
Information Technology	6,875,900,176	—	—	6,875,900,176
Materials	1,409,961,315	—	—	1,409,961,315
Real Estate	82,358,180	36,630	—	82,394,810
Utilities.	780,821,179	—	—	780,821,179
Preferred Stocks
Communication Services	421,072	—	—	421,072
Consumer Discretionary	904,021	—	—	904,021
Industrials	1,539,416	—	—	1,539,416
Temporary Cash Investments	284,165,040	—	—	284,165,040

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$542,370,548	—	$542,370,548
Futures Contracts**	$(7,361,116)	—	—	(7,361,116)

TOTAL	$29,611,867,674	$543,160,667	$1,534,225^	$30,156,562,566

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (6.3%)
* Alphabet, Inc., Class A	120,299	$274,545,175	0.9%
* Alphabet, Inc., Class C	118,065	271,470,396	0.9%
AT&T, Inc.	4,477,834	84,451,949	0.3%
Comcast Corp., Class A	3,103,081	123,378,501	0.4%
* Facebook, Inc., Class A	1,709,076	342,618,466	1.1%
Verizon Communications, Inc.	3,894,696	180,324,425	0.6%
Other Securities		719,895,888	2.2%

TOTAL COMMUNICATION SERVICES		1,996,684,800	6.4%

CONSUMER DISCRETIONARY — (10.9%)
* Amazon.com, Inc.	223,740	556,134,856	1.8%
Home Depot, Inc.	480,080	144,216,032	0.5%
NIKE, Inc., Class B	783,135	97,656,934	0.3%
Target Corp.	489,359	111,891,935	0.4%
Other Securities		2,540,002,513	8.1%

TOTAL CONSUMER DISCRETIONARY		3,449,902,270	11.1%

CONSUMER STAPLES — (6.5%)
Coca-Cola Co.	2,377,278	153,595,932	0.5%
Costco Wholesale Corp.	257,234	136,776,462	0.5%
PepsiCo, Inc.	1,083,200	185,996,272	0.6%
Procter & Gamble Co.	1,651,431	265,137,247	0.9%
Walmart, Inc.	1,082,813	165,659,561	0.5%
Other Securities		1,169,704,032	3.7%

TOTAL CONSUMER STAPLES		2,076,869,506	6.7%

ENERGY — (4.9%)
Chevron Corp.	1,064,475	166,771,298	0.5%
ConocoPhillips	1,162,116	111,005,320	0.4%
Exxon Mobil Corp.	2,347,826	200,152,167	0.7%
Other Securities		1,071,549,543	3.4%

TOTAL ENERGY		1,549,478,328	5.0%

FINANCIALS — (13.8%)
American Express Co.	617,346	107,856,520	0.4%
Bank of America Corp.	3,352,939	119,632,864	0.4%
* Berkshire Hathaway, Inc., Class B	840,748	271,418,677	0.9%
JPMorgan Chase & Co.	1,979,363	236,256,768	0.8%
Other Securities		3,664,510,770	11.6%

TOTAL FINANCIALS		4,399,675,599	14.1%

HEALTH CARE — (11.8%)
AbbVie, Inc.	1,169,550	171,783,504	0.6%
Amgen, Inc.	465,289	108,500,742	0.4%
Anthem, Inc.	165,540	83,089,492	0.3%
Bristol-Myers Squibb Co.	1,487,212	111,942,447	0.4%
Eli Lilly & Co.	538,596	157,340,049	0.5%
Johnson & Johnson	1,911,882	345,018,226	1.1%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	1,148,249	$101,838,204	0.3%
Pfizer, Inc.	3,366,832	165,210,446	0.5%
Thermo Fisher Scientific, Inc.	217,248	120,120,764	0.4%
UnitedHealth Group, Inc.	470,835	239,443,139	0.8%
Other Securities		2,150,244,733	6.8%

TOTAL HEALTH CARE		3,754,531,746	12.1%

INDUSTRIALS — (13.2%)
Caterpillar, Inc.	434,771	91,536,686	0.3%
Deere & Co.	214,381	80,939,547	0.3%
Union Pacific Corp.	574,109	134,507,998	0.4%
United Parcel Service, Inc., Class B	446,131	80,294,657	0.3%
Other Securities		3,803,744,866	12.2%

TOTAL INDUSTRIALS		4,191,023,754	13.5%

INFORMATION TECHNOLOGY — (22.3%)
Accenture PLC, Class A	449,831	135,111,239	0.4%
* Adobe, Inc.	232,818	92,184,287	0.3%
Apple, Inc.	10,077,090	1,588,653,238	5.1%
Broadcom, Inc.	284,762	157,869,205	0.5%
Cisco Systems, Inc.	2,336,010	114,417,770	0.4%
Intel Corp.	3,268,769	142,485,641	0.5%
International Business Machines Corp.	704,432	93,132,955	0.3%
Mastercard, Inc., Class A	587,552	213,504,646	0.7%
Microsoft Corp.	4,567,509	1,267,575,098	4.1%
NVIDIA Corp.	503,535	93,390,636	0.3%
QUALCOMM, Inc.	817,724	114,227,866	0.4%
Texas Instruments, Inc.	676,325	115,144,331	0.4%
# Visa, Inc., Class A	1,052,889	224,402,233	0.7%
Other Securities		2,740,391,256	8.7%

TOTAL INFORMATION TECHNOLOGY		7,092,490,401	22.8%

MATERIALS — (5.0%)
Other Securities.		1,582,473,483	5.1%

REAL ESTATE — (0.3%)
Other Securities		110,267,677	0.4%

UTILITIES — (1.9%)
Other Securities		593,424,272	1.9%

TOTAL COMMON STOCKS		30,796,821,836	99.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		652,728	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,364,383	0.0%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$2,100,566	0.0%

TOTAL PREFERRED STOCKS		4,117,677	0.0%

TOTAL INVESTMENT SECURITIES (Cost $14,189,682,249)		30,800,939,513

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	270,682,453	270,682,453	0.9%

SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	60,773,307	702,964,838	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $15,163,231,111)		$31,774,586,804	102.2%

As of April 30, 2022, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,292	06/17/22	$274,421,666	$266,636,500	$(7,785,166)

Total Futures Contracts			$274,421,666	$266,636,500	$(7,785,166)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,996,503,388	$169,473	$11,939	$1,996,684,800
Consumer Discretionary	3,449,894,946	—	7,324	3,449,902,270
Consumer Staples	2,076,757,962	111,544	—	2,076,869,506
Energy	1,549,478,328	—	—	1,549,478,328
Financials	4,399,561,169	114,430	—	4,399,675,599
Health Care	3,752,112,291	44,420	2,375,035	3,754,531,746
Industrials	4,189,690,449	1,333,305	—	4,191,023,754
Information Technology	7,092,489,804	—	597	7,092,490,401
Materials	1,582,473,483	—	—	1,582,473,483
Real Estate	110,157,258	110,419	—	110,267,677
Utilities	593,424,272	—	—	593,424,272
Preferred Stocks
Communication Services	652,728	—	—	652,728
Consumer Discretionary	1,364,383	—	—	1,364,383
Industrials	2,100,566	—	—	2,100,566
Temporary Cash Investments	270,682,453	—	—	270,682,453

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$702,964,838	—	$702,964,838
Futures Contracts**	$(7,785,166)	—	—	(7,785,166)

TOTAL	$31,059,558,314	$704,848,429	$2,394,895^	$31,766,801,638

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.7%)
COMMUNICATION SERVICES — (5.9%)
* Alphabet, Inc., Class A	10,216	$23,314,853	0.5%
* Alphabet, Inc., Class C	10,629	24,439,579	0.6%
AT&T, Inc.	728,166	13,733,211	0.3%
Comcast Corp., Class A	414,662	16,486,961	0.4%
* Facebook, Inc., Class A	188,733	37,835,305	0.8%
#* Liberty Media Corp.-Liberty Formula One, Class C	151,032	9,413,825	0.2%
Verizon Communications, Inc.	403,352	18,675,198	0.4%
Other Securities		134,527,580	2.9%

TOTAL COMMUNICATION SERVICES		278,426,512	6.1%

CONSUMER DISCRETIONARY — (10.2%)
Penske Automotive Group, Inc.	101,131	10,600,551	0.2%
Other Securities		471,260,586	10.4%

TOTAL CONSUMER DISCRETIONARY		481,861,137	10.6%

CONSUMER STAPLES — (5.1%)
Bunge Ltd.	114,831	12,989,683	0.3%
Procter & Gamble Co.	90,151	14,473,743	0.3%
Tyson Foods, Inc., Class A	113,483	10,572,076	0.2%
Walmart, Inc.	66,887	10,233,042	0.2%
Other Securities		190,255,624	4.2%

TOTAL CONSUMER STAPLES		238,524,168	5.2%

ENERGY — (8.7%)
Cabot Oil & Gas Corp.	441,905	12,722,445	0.3%
Chevron Corp.	174,722	27,373,696	0.6%
ConocoPhillips	192,734	18,409,952	0.4%
Devon Energy Corp.	333,906	19,423,312	0.4%
EOG Resources, Inc.	113,997	13,310,290	0.3%
Exxon Mobil Corp.	384,258	32,757,994	0.7%
Marathon Petroleum Corp.	137,887	12,032,020	0.3%
Occidental Petroleum Corp.	223,445	12,309,585	0.3%
* Range Resources Corp.	329,735	9,872,266	0.2%
Valero Energy Corp.	96,071	10,709,995	0.2%
Other Securities		240,016,473	5.3%

TOTAL ENERGY		408,938,028	9.0%

FINANCIALS — (20.7%)
Allstate Corp.	129,570	16,395,788	0.4%
Bank of America Corp.	491,054	17,520,807	0.4%
* Berkshire Hathaway, Inc., Class B	110,049	35,527,119	0.8%
First Horizon Corp.	432,866	9,687,541	0.2%
Goldman Sachs Group, Inc.	30,388	9,283,230	0.2%
Hartford Financial Services Group, Inc.	139,081	9,725,934	0.2%
JPMorgan Chase & Co.	273,311	32,622,401	0.7%
M&T Bank Corp.	67,444	11,238,868	0.3%
Morgan Stanley	152,000	12,249,680	0.3%
Wells Fargo & Co.	272,077	11,870,720	0.3%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Other Securities		$807,256,471	17.6%

TOTAL FINANCIALS		973,378,559	21.4%

HEALTH CARE — (10.2%)
Bristol-Myers Squibb Co.	131,075	9,866,015	0.2%
CVS Health Corp.	118,113	11,354,203	0.3%
Johnson & Johnson	134,528	24,276,923	0.5%
Merck & Co., Inc.	111,689	9,905,697	0.2%
Pfizer, Inc.	341,124	16,738,955	0.4%
Thermo Fisher Scientific, Inc.	17,196	9,508,012	0.2%
UnitedHealth Group, Inc.	43,446	22,094,463	0.5%
Other Securities		375,121,398	8.2%

TOTAL HEALTH CARE		478,865,666	10.5%

INDUSTRIALS — (15.7%)
* Builders FirstSource, Inc.	198,153	12,200,280	0.3%
Raytheon Technologies Corp.	115,471	10,959,353	0.2%
Other Securities		716,222,082	15.7%

TOTAL INDUSTRIALS		739,381,715	16.2%

INFORMATION TECHNOLOGY — (10.3%)
Intel Corp.	498,460	21,727,871	0.5%
Micron Technology, Inc.	133,994	9,137,051	0.2%
Other Securities		454,032,058	10.0%

TOTAL INFORMATION TECHNOLOGY		484,896,980	10.7%

MATERIALS — (7.2%)
Corteva, Inc.	231,705	13,367,061	0.3%
Mosaic Co.	145,688	9,093,845	0.2%
Nucor Corp.	127,109	19,673,931	0.4%
Reliance Steel & Aluminum Co.	62,227	12,336,503	0.3%
Steel Dynamics, Inc.	170,812	14,647,129	0.3%
Westlake Corp.	72,184	9,134,885	0.2%
Other Securities		261,667,038	5.8%

TOTAL MATERIALS		339,920,392	7.5%

REAL ESTATE — (0.6%)
Other Securities		29,334,967	0.6%

UTILITIES — (1.1%)
Other Securities		52,423,313	1.2%

TOTAL COMMON STOCKS		4,505,951,437	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		406,108	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		391,919	0.0%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$840,426	0.0%

TOTAL PREFERRED STOCKS		1,638,453	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,365,770,104)		4,507,589,890

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government MoneyMarket Fund, 0.290%	42,413,943	42,413,943	1.0%

SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund	13,854,505	160,255,064	3.5%

TOTAL INVESTMENTS—(100.0%) (Cost $2,568,405,399)		$4,710,258,897	103.5%

As of April 30, 2022, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	175	06/17/22	$37,169,788	$36,115,625	$(1,054,163)

Total Futures Contracts			$37,169,788	$36,115,625	$(1,054,163)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$278,392,520	$29,189	$4,803	$278,426,512
Consumer Discretionary	481,820,428	38,430	2,279	481,861,137
Consumer Staples	238,454,362	69,806	—	238,524,168
Energy	408,938,028	—	—	408,938,028
Financials	973,306,430	72,129	—	973,378,559
Health Care	477,122,075	20,686	1,722,905	478,865,666
Industrials	739,057,666	324,049	—	739,381,715
Information Technology	484,896,980	—	—	484,896,980
Materials	339,920,392	—	—	339,920,392
Real Estate	29,334,967	—	—	29,334,967
Utilities	52,423,313	—	—	52,423,313
Preferred Stocks
Communication Services	406,108	—	—	406,108
Consumer Discretionary	391,919	—	—	391,919
Industrials	840,426	—	—	840,426
Temporary Cash Investments	42,413,943	—	—	42,413,943

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$160,255,064	—	$160,255,064
Futures Contracts**	$(1,054,163)	—	—	(1,054,163)

TOTAL	$4,546,665,394	$160,809,353	$1,729,987^	$4,709,204,734

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.2%)
COMMUNICATION SERVICES — (2.3%)
#	Nexstar Media Group, Inc., Class A	289,770	$45,905,363	0.3%
	Other Securities		296,883,772	2.2%

TOTAL COMMUNICATION SERVICES			342,789,135	2.5%

CONSUMER DISCRETIONARY — (11.9%)
#*	Helen of Troy Ltd.	181,843	39,007,142	0.3%
	Murphy USA, Inc.	187,244	43,740,198	0.3%
#	Penske Automotive Group, Inc.	459,396	48,153,889	0.4%
	Other Securities		1,632,380,795	11.7%

TOTAL CONSUMER DISCRETIONARY			1,763,282,024	12.7%

CONSUMER STAPLES — (3.8%)
*	BJ’s Wholesale Club Holdings, Inc.	580,667	37,365,921	0.3%
	Other Securities		521,061,746	3.7%

TOTAL CONSUMER STAPLES			558,427,667	4.0%

ENERGY — (4.7%)
*	Antero Resources Corp.	1,451,923	51,107,690	0.4%
#	Matador Resources Co.	837,983	40,910,330	0.3%
#	PDC Energy, Inc.	695,473	48,502,287	0.4%
*	Range Resources Corp.	1,855,392	55,550,436	0.4%
	Other Securities		507,773,864	3.6%

TOTAL ENERGY			703,844,607	5.1%

FINANCIALS — (18.8%)
	Glacier Bancorp, Inc.	783,244	35,841,245	0.3%
#	RLI Corp.	312,890	35,913,514	0.3%
#	Selective Insurance Group, Inc.	438,122	36,083,728	0.3%
	South State Corp.	477,752	36,997,115	0.3%
#	Valley National Bancorp	2,890,816	34,631,976	0.3%
	Walker & Dunlop, Inc.	288,718	34,576,868	0.3%
	Webster Financial Corp.	708,767	35,431,262	0.3%
	Other Securities		2,553,731,747	18.1%

TOTAL FINANCIALS			2,803,207,455	20.2%

HEALTH CARE — (11.1%)
*	Acadia Healthcare Co., Inc.	646,311	43,871,591	0.3%
#*	AMN Healthcare Services, Inc.	409,106	39,990,112	0.3%
	Ensign Group, Inc.	459,736	36,930,593	0.3%
#*	Omnicell, Inc.	358,795	39,169,650	0.3%
*	Tenet Healthcare Corp.	623,478	45,208,390	0.3%
	Other Securities		1,450,182,209	10.4%

TOTAL HEALTH CARE			1,655,352,545	11.9%

INDUSTRIALS — (18.5%)
#*	ASGN, Inc.	383,666	43,526,908	0.3%
*	Casella Waste Systems, Inc., Class A	415,573	34,176,724	0.3%

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#*	Chart Industries, Inc.	257,176	$43,416,452	0.3%
*	Clean Harbors, Inc.	368,946	38,713,504	0.3%
	Exponent, Inc.	422,177	40,448,778	0.3%
#*	FTI Consulting, Inc.	254,090	40,072,534	0.3%
#	KBR, Inc.	768,073	37,812,234	0.3%
	Regal Rexnord Corp.	369,133	46,968,483	0.3%
*	Saia, Inc.	198,107	40,802,118	0.3%
	Simpson Manufacturing Co., Inc.	344,633	35,728,103	0.3%
#	Tetra Tech, Inc.	289,234	40,284,512	0.3%
*	TriNet Group, Inc.	389,730	34,569,051	0.3%
	UFP Industries, Inc.	457,323	35,383,081	0.3%
	Valmont Industries, Inc.	151,578	37,714,122	0.3%
#*	WESCO International, Inc.	400,411	49,354,660	0.4%
	Other Securities		2,151,477,029	15.2%

TOTAL INDUSTRIALS			2,750,448,293	19.8%

INFORMATION TECHNOLOGY — (11.8%)
#	Amkor Technology, Inc.	1,892,325	35,594,633	0.3%
	CMC Materials, Inc.	215,390	38,535,425	0.3%
#*	ExlService Holdings, Inc.	267,223	36,382,412	0.3%
*	Lattice Semiconductor Corp.	718,184	34,501,559	0.3%
	Power Integrations, Inc.	433,937	34,714,960	0.3%
#*	Qualys, Inc.	271,023	36,935,014	0.3%
*	Rogers Corp.	125,982	34,105,847	0.3%
*	Synaptics, Inc.	264,687	39,290,138	0.3%
	Other Securities		1,459,393,078	10.2%

TOTAL INFORMATION TECHNOLOGY			1,749,453,066	12.6%

MATERIALS — (5.8%)
	Commercial Metals Co.	840,801	34,472,841	0.3%
	Element Solutions, Inc.	1,771,575	36,529,876	0.3%
	Louisiana-Pacific Corp.	656,284	42,343,444	0.3%
	Olin Corp.	716,111	41,104,771	0.3%
	Valvoline, Inc.	1,130,165	34,164,888	0.3%
	Other Securities		677,946,770	4.8%

TOTAL MATERIALS			866,562,590	6.3%

REAL ESTATE — (0.6%)
	Other Securities		88,092,347	0.6%

UTILITIES — (2.9%)
	Other Securities		435,599,891	3.2%

TOTAL COMMON STOCKS			13,717,059,620	98.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		1,064,772	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Security		716,535	0.0%

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$4,402,924	0.0%

TOTAL PREFERRED STOCKS		6,184,231	0.0%

TOTAL INVESTMENT SECURITIES (Cost $7,977,883,942)		13,723,243,851

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	139,638,227	139,638,227	1.0%

SECURITIES LENDING COLLATERAL — (6.9%)
@§ The DFA Short Term Investment Fund	87,987,859	1,017,755,565	7.3%

TOTAL INVESTMENTS—(100.0%) (Cost $9,135,223,320)		$14,880,637,642	107.2%

As of April 30, 2022, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	657	06/17/22	$140,229,035	$135,588,375	$(4,640,660)

Total Futures Contracts			$140,229,035	$135,588,375	$(4,640,660)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$342,691,614	$60,603	$36,918	$342,789,135
Consumer Discretionary	1,763,249,783	—	32,241	1,763,282,024
Consumer Staples	558,271,762	155,905	—	558,427,667
Energy	703,844,607	—	—	703,844,607
Financials	2,802,981,380	226,075	—	2,803,207,455
Health Care	1,647,161,757	139,599	8,051,189	1,655,352,545
Industrials	2,750,448,293	—	—	2,750,448,293
Information Technology	1,749,441,055	—	12,011	1,749,453,066
Materials	866,562,590	—	—	866,562,590
Real Estate	88,084,207	8,140	—	88,092,347
Utilities	435,599,891	—	—	435,599,891
Preferred Stocks
Communication Services	1,064,772	—	—	1,064,772
Consumer Discretionary	716,535	—	—	716,535
Industrials	4,402,924	—	—	4,402,924
Temporary Cash Investments	139,638,227	—	—	139,638,227

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$1,017,755,565	—	$1,017,755,565
Futures Contracts**	$(4,640,660)	—	—	(4,640,660)

TOTAL	$13,849,518,737	$1,018,345,887	$8,132,359^	$14,875,996,983

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.5%)
COMMUNICATION SERVICES — (2.7%)
	Other Securities		$186,202,910	2.9%

CONSUMER DISCRETIONARY — (10.9%)
*	Boot Barn Holdings, Inc.	208,553	18,782,283	0.3%
*	Cavco Industries, Inc.	67,389	15,920,651	0.3%
	Group 1 Automotive, Inc.	109,460	19,061,364	0.3%
*	Vista Outdoor, Inc.	499,839	17,609,328	0.3%
	Other Securities		684,157,749	10.6%

TOTAL CONSUMER DISCRETIONARY			755,531,375	11.8%

CONSUMER STAPLES — (4.8%)
	Coca-Cola Consolidated, Inc.	40,263	17,776,115	0.3%
#	Inter Parfums, Inc.	227,178	18,567,258	0.3%
#	Weis Markets, Inc.	196,657	15,708,961	0.2%
	Other Securities		281,838,458	4.4%

TOTAL CONSUMER STAPLES			333,890,792	5.2%

ENERGY — (7.0%)
#*	CNX Resources Corp.	1,229,443	25,265,054	0.4%
	Matador Resources Co.	468,288	22,861,820	0.4%
	Murphy Oil Corp.	474,245	18,059,250	0.3%
	Patterson-UTI Energy, Inc.	1,031,747	16,961,921	0.3%
	SM Energy Co.	554,197	19,690,619	0.3%
	Other Securities		386,184,276	5.9%

TOTAL ENERGY			489,022,940	7.6%

FINANCIALS — (20.2%)
#	BancFirst Corp.	239,834	19,606,429	0.3%
#	First BanCorp.	1,576,127	21,451,088	0.3%
#	Independent Bank Corp.	218,444	16,855,139	0.3%
	ServisFirst Bancshares, Inc.	201,449	16,180,384	0.3%
	Walker & Dunlop, Inc.	186,147	22,292,965	0.4%
	WSFS Financial Corp.	473,204	18,961,284	0.3%
	Other Securities		1,284,579,995	20.0%

TOTAL FINANCIALS			1,399,927,284	21.9%

HEALTH CARE — (10.2%)
#*	Allscripts Healthcare Solutions, Inc.	1,011,644	20,900,565	0.3%
*	CorVel Corp.	184,423	28,600,319	0.5%
*	Lantheus Holdings, Inc.	305,585	20,293,900	0.3%
#	Owens & Minor, Inc.	523,124	18,565,671	0.3%
*	Prestige Consumer Healthcare, Inc.	310,082	16,949,082	0.3%
	Other Securities		603,123,860	9.4%

TOTAL HEALTH CARE			708,433,397	11.1%

INDUSTRIALS — (16.4%)
	Albany International Corp., Class A	210,236	16,444,660	0.3%
*	Beacon Roofing Supply, Inc.	263,987	15,741,545	0.3%

U.S. MICRO CAP PORTFOLIO

CONTINUED

				Percentage
		Shares	Value†	of Net Assets‡
INDUSTRIALS — (Continued)
	Boise Cascade Co.	282,825	$21,375,913	0.3%
*	Casella Waste Systems, Inc., Class A	215,645	17,734,645	0.3%
*	CBIZ, Inc.	406,188	17,015,215	0.3%
	Comfort Systems USA, Inc.	256,609	21,662,932	0.3%
	Encore Wire Corp.	157,161	17,729,332	0.3%
	Forward Air Corp.	197,864	19,186,872	0.3%
	Helios Technologies, Inc.	244,713	16,439,819	0.3%
	Matson, Inc.	225,848	19,427,445	0.3%
*	Meritor, Inc.	526,014	18,889,163	0.3%
*	Veritiv Corp.	173,696	24,411,236	0.4%
	Other Securities		909,910,069	14.1%

TOTAL INDUSTRIALS			1,135,968,846	17.8%

INFORMATION TECHNOLOGY — (10.8%)
	Badger Meter, Inc.	199,391	16,088,860	0.3%
*	ExlService Holdings, Inc.	128,389	17,480,162	0.3%
*	Fabrinet	161,959	15,902,754	0.3%
*	FormFactor, Inc.	477,470	18,196,382	0.3%
#*	Insight Enterprises, Inc.	195,134	19,390,466	0.3%
#	Kulicke & Soffa Industries, Inc.	371,220	17,228,320	0.3%
#*	Perficient, Inc.	166,370	16,538,842	0.3%
*	Plexus Corp.	205,049	16,637,676	0.3%
#*	Rambus, Inc.	760,449	18,942,785	0.3%
*	Rogers Corp.	77,667	21,026,010	0.3%
	Other Securities		576,085,650	8.8%

TOTAL INFORMATION TECHNOLOGY			753,517,907	11.8%

MATERIALS — (5.4%)
	Innospec, Inc.	180,162	17,171,240	0.3%
	Stepan Co.	166,116	16,962,105	0.3%
	Other Securities		340,990,147	5.3%

TOTAL MATERIALS			375,123,492	5.9%

REAL ESTATE — (1.0%)
#	St. Joe Co.	421,390	22,422,162	0.4%
	Other Securities		50,464,016	0.7%

TOTAL REAL ESTATE			72,886,178	1.1%

UTILITIES — (2.1%)
	Otter Tail Corp.	297,207	17,226,118	0.3%
	Other Securities		129,594,064	2.0%

TOTAL UTILITIES			146,820,182	2.3%

TOTAL COMMON STOCKS			6,357,325,303	99.4%
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		512,434	0.0%

ENERGY — (0.0%)
	Other Security		22,777	0.0%

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,585,210	0.0%

TOTAL PREFERRED STOCKS		2,120,421	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,932,603,946)		6,359,445,724

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	34,242,812	34,242,812	0.5%

SECURITIES LENDING COLLATERAL — (8.0%)
@§ The DFA Short Term Investment Fund	47,790,991	552,798,392	8.7%

TOTAL INVESTMENTS—(100.0%) (Cost $4,519,587,484)		$6,946,486,928	108.6%

As of April 30, 2022, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	154	06/17/22	$34,220,404	$31,781,750	$(2,438,654)

Total Futures Contracts			$34,220,404	$31,781,750	$(2,438,654)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$185,949,342	$253,568	—	$186,202,910
Consumer Discretionary	755,289,015	216,916	$25,444	755,531,375
Consumer Staples	333,270,296	620,496	—	333,890,792
Energy	489,022,940	—	—	489,022,940
Financials	1,399,252,367	674,917	—	1,399,927,284
Health Care	704,890,948	50,061	3,492,388	708,433,397
Industrials	1,135,968,846	—	—	1,135,968,846
Information Technology	753,512,936	—	4,971	753,517,907
Materials	375,123,492	—	—	375,123,492
Real Estate	72,776,288	109,890	—	72,886,178
Utilities	146,820,182	—	—	146,820,182
Preferred Stocks
Communication Services	512,434	—	—	512,434
Energy	22,777	—	—	22,777
Industrials	1,585,210	—	—	1,585,210
Temporary Cash Investments	34,242,812	—	—	34,242,812

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$552,798,392	—	$552,798,392
Futures Contracts**	$(2,438,654)	—	—	(2,438,654)

TOTAL	$6,385,801,231	$554,724,240	$3,522,803^	$6,944,048,274

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (3.2%)
Verizon Communications, Inc.	2,648,296	$122,616,105	2.3%
Other Securities		43,750,359	0.9%

TOTAL COMMUNICATION SERVICES		166,366,464	3.2%

CONSUMER DISCRETIONARY — (16.4%)
* Amazon.com, Inc.	76,111	189,183,785	3.6%
Home Depot, Inc.	481,459	144,630,284	2.7%
Lowe’s Cos., Inc.	318,826	63,041,465	1.2%
* Marriott International, Inc., Class A	211,117	37,477,490	0.7%
NIKE, Inc., Class B	575,931	71,818,596	1.4%
Ross Stores, Inc.	382,448	38,156,837	0.7%
Target Corp.	303,381	69,368,066	1.3%
TJX Cos., Inc.	614,529	37,658,337	0.7%
Other Securities		208,640,732	4.1%

TOTAL CONSUMER DISCRETIONARY		859,975,592	16.4%

CONSUMER STAPLES — (13.1%)
Altria Group, Inc.	940,393	52,257,639	1.0%
Coca-Cola Co.	1,449,059	93,623,702	1.8%
Costco Wholesale Corp.	235,203	125,062,139	2.4%
Kroger Co.	743,305	40,108,738	0.8%
PepsiCo, Inc.	834,420	143,278,258	2.7%
Procter & Gamble Co.	569,800	91,481,390	1.7%
Sysco Corp.	440,209	37,629,065	0.7%
Other Securities		107,154,137	2.0%

TOTAL CONSUMER STAPLES		690,595,068	13.1%

ENERGY — (1.2%)
Occidental Petroleum Corp.	1,054,159	58,073,619	1.1%
Other Security		5,164,311	0.1%

TOTAL ENERGY		63,237,930	1.2%

FINANCIALS — (4.7%)
American Express Co.	367,569	64,217,980	1.2%
Aon PLC, Class A	153,324	44,155,779	0.9%
Other Securities		136,718,760	2.6%

TOTAL FINANCIALS		245,092,519	4.7%

HEALTH CARE — (12.1%)
AbbVie, Inc.	1,081,847	158,901,687	3.0%
Amgen, Inc.	324,244	75,610,458	1.4%
Eli Lilly & Co.	410,332	119,870,287	2.3%
Gilead Sciences, Inc.	705,383	41,857,427	0.8%
Zoetis, Inc.	201,953	35,796,169	0.7%
Other Securities		204,201,044	3.9%

TOTAL HEALTH CARE		636,237,072	12.1%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (12.8%)
3M Co.	338,651	$48,840,247	0.9%
Caterpillar, Inc.	292,468	61,576,213	1.2%
Cintas Corp.	88,706	35,239,346	0.7%
Deere & Co.	169,441	63,972,450	1.2%
Lockheed Martin Corp.	143,669	62,082,248	1.2%
Union Pacific Corp.	417,442	97,802,486	1.9%
United Parcel Service, Inc., Class B	394,779	71,052,324	1.4%
Waste Management, Inc.	218,335	35,903,007	0.7%
Other Securities		193,317,485	3.5%

TOTAL INDUSTRIALS		669,785,806	12.7%

INFORMATION TECHNOLOGY — (32.7%)
Accenture PLC, Class A	365,721	109,847,960	2.1%
Apple, Inc.	1,641,240	258,741,486	4.9%
Applied Materials, Inc.	565,423	62,394,428	1.2%
Automatic Data Processing, Inc.	232,781	50,788,159	1.0%
Broadcom, Inc.	285,810	158,450,206	3.0%
International Business Machines Corp.	569,673	75,316,467	1.4%
KLA Corp.	140,050	44,712,363	0.9%
Lam Research Corp.	72,492	33,763,874	0.7%
Mastercard, Inc., Class A	400,104	145,389,792	2.8%
Microsoft Corp.	927,148	257,302,113	4.9%
Oracle Corp.	1,054,524	77,402,062	1.5%
Paychex, Inc.	364,844	46,236,680	0.9%
QUALCOMM, Inc.	560,047	78,232,965	1.5%
Texas Instruments, Inc.	567,893	96,683,783	1.8%
Visa, Inc., Class A	191,663	40,849,135	0.8%
Other Securities		182,650,251	3.3%

TOTAL INFORMATION TECHNOLOGY		1,718,761,724	32.7%

MATERIALS — (3.0%)
LyondellBasell Industries NV, Class A	311,555	33,034,177	0.6%
Nucor Corp.	249,069	38,550,900	0.7%
Other Securities		84,863,209	1.7%

TOTAL MATERIALS		156,448,286	3.0%

UTILITIES — (0.1%)
Other Security		5,938,434	0.1%

TOTAL COMMON STOCKS (Cost $4,055,419,850)		5,212,438,895	99.2%

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	38,953,029	38,953,029	0.7%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	13,275	153,555	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $4,094,526,434)		$5,251,545,479	99.9%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2022, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	178	06/17/22	$37,807,890	$36,734,750	$(1,073,140)

Total Futures Contracts			$37,807,890	$36,734,750	$(1,073,140)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$166,366,464	—	—	$166,366,464
Consumer Discretionary	859,975,592	—	—	859,975,592
Consumer Staples	690,595,068	—	—	690,595,068
Energy	63,237,930	—	—	63,237,930
Financials	245,092,519	—	—	245,092,519
Health Care	636,237,072	—	—	636,237,072
Industrials	669,785,806	—	—	669,785,806
Information Technology	1,718,761,724	—	—	1,718,761,724
Materials	156,448,286	—	—	156,448,286
Utilities	5,938,434	—	—	5,938,434
Temporary Cash Investments	38,953,029	—	—	38,953,029
Securities Lending Collateral	—	$153,555	—	153,555
Futures Contracts**	(1,073,140)	—	—	(1,073,140)

TOTAL	$5,250,318,784	$153,555	—	$5,250,472,339

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

				Percentage
		Shares	Value†	of Net Assets‡
COMMON STOCKS — (97.9%)
REAL ESTATE — (97.9%)
	Alexandria Real Estate Equities, Inc.	1,103,284	$200,974,213	2.0%
	American Campus Communities, Inc.	999,383	64,630,099	0.6%
#	American Homes 4 Rent, Class A	2,213,649	87,682,637	0.9%
	American Tower Corp.	3,285,213	791,802,037	7.8%
	Apartment Income REIT Corp.	1,128,862	55,506,145	0.5%
	AvalonBay Communities, Inc.	1,006,363	228,927,455	2.2%
	Boston Properties, Inc.	1,062,174	124,911,662	1.2%
	Brixmor Property Group, Inc.	2,123,100	53,884,278	0.5%
	Camden Property Trust	743,031	116,574,134	1.1%
	Crown Castle International Corp.	3,120,317	577,913,912	5.7%
	CubeSmart	1,568,946	74,540,624	0.7%
	Digital Realty Trust, Inc.	2,034,164	297,232,044	2.9%
	Duke Realty Corp.	2,752,778	150,714,596	1.5%
	EastGroup Properties, Inc.	294,227	55,167,563	0.5%
	Equinix, Inc.	641,920	461,591,834	4.5%
	Equity LifeStyle Properties, Inc.	1,257,692	97,194,438	1.0%
	Equity Residential	2,561,927	208,797,051	2.0%
	Essex Property Trust, Inc.	469,841	154,704,546	1.5%
	Extra Space Storage, Inc.	954,714	181,395,660	1.8%
	Federal Realty Investment Trust	531,621	62,231,554	0.6%
	First Industrial Realty Trust, Inc.	939,366	54,483,228	0.5%
	Gaming & Leisure Properties, Inc.	1,676,907	74,421,133	0.7%
	Healthcare Trust of America, Inc., Class A	1,622,179	49,411,572	0.5%
	Healthpeak Properties, Inc.	3,836,023	125,859,915	1.2%
	Host Hotels & Resorts, Inc.	5,121,973	104,232,151	1.0%
	Invitation Homes, Inc.	4,378,644	174,357,604	1.7%
#	Iron Mountain, Inc.	2,065,977	111,004,944	1.1%
	Kilroy Realty Corp.	748,782	52,414,740	0.5%
	Kimco Realty Corp.	4,301,066	108,946,002	1.1%
	Lamar Advertising Co., Class A	627,845	69,320,366	0.7%
	Life Storage, Inc.	602,415	79,813,963	0.8%
#	Medical Properties Trust, Inc.	4,284,031	78,783,330	0.8%
	Mid-America Apartment Communities, Inc.	829,754	163,196,017	1.6%
	National Retail Properties, Inc.	1,258,773	55,184,608	0.5%
	Prologis, Inc.	5,313,282	851,665,972	8.3%
	Public Storage	1,129,551	419,628,197	4.1%
	Realty Income Corp.	4,279,712	296,840,824	2.9%
	Regency Centers Corp.	1,102,818	75,906,963	0.7%
	Rexford Industrial Realty, Inc.	1,110,009	86,625,102	0.9%
	SBA Communications Corp.	772,887	268,276,807	2.6%
	Simon Property Group, Inc.	2,349,646	277,258,228	2.7%
	STAG Industrial, Inc.	1,240,314	46,288,518	0.5%
	STORE Capital Corp.	1,762,800	50,116,404	0.5%
	Sun Communities, Inc.	840,791	147,617,676	1.4%
	UDR, Inc.	2,271,014	120,840,655	1.2%
	Ventas, Inc.	2,844,399	158,006,364	1.5%
	VICI Properties, Inc.	5,700,491	169,931,647	1.7%
	Welltower, Inc.	3,219,824	292,392,217	2.9%
	WP Carey, Inc.	1,368,353	110,521,872	1.1%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$1,419,210,329	14.0%

TOTAL COMMON STOCKS (Cost $5,426,340,244)		10,138,933,830	99.2%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	82,455,746	82,455,746	0.8%

SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	11,271,108	130,372,903	1.3%

TOTAL INVESTMENTS—(100.0%) (Cost $5,639,159,564)		$10,351,762,479	101.3%

As of April 30, 2022, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	399	06/17/22	$88,042,800	$82,343,625	$(5,699,175)

Total Futures Contracts			$88,042,800	$82,343,625	$(5,699,175)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$10,138,695,382	$238,448	—	$10,138,933,830
Temporary Cash Investments	82,455,746	—	—	82,455,746
Securities Lending Collateral	—	130,372,903	—	130,372,903
Futures Contracts**	(5,699,175)	—	—	(5,699,175)

TOTAL	$10,215,451,953	$130,611,351	—	$10,346,063,304

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$23,839,873	—
Investment Securities at Value (including $18,193, $38,441, $0 and $669,002 of securities on loan, respectively)	$313,758	$1,844,503	—	$11,737,346
Temporary Cash Investments at Value & Cost	—	4,692	—	123,905
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,615, $5,466, $0 and $537,750, respectively)	18,615	5,465	—	537,764
Segregated Cash for Futures Contracts	—	—	—	5,914
Foreign Currencies at Value	19	—	—	—
Cash	14,018	—	—	—
Receivables:
Investment Securities Sold	1,698	116	—	9,335
Dividends and Interest	2,443	1,572	—	3,671
Securities Lending Income	2	6	—	110
Fund Shares Sold	66	945	14,356	12,190
Unrealized Gain on Forward Currency Contracts	3,720	—	—	—
Prepaid Expenses and Other Assets	21	18	161	159

Total Assets	354,360	1,857,317	23,854,390	12,430,394

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,613	5,478	—	538,165
Investment Securities Purchased	—	—	—	15,736
Fund Shares Redeemed	3,107	671	13,968	10,990
Due to Advisor	31	163	1,855	2,735
Futures Margin Variation	12,332	—	—	4,118
Unrealized Loss on Forward Currency Contracts	20	—	—	—
Accrued Expenses and Other Liabilities	69	165	787	988

Total Liabilities	34,172	6,477	16,610	572,732

NET ASSETS	$320,188	$1,850,840	$23,837,780	$11,857,662

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $31,422 and shares outstanding of 0, 0, 0 and 1,108,696, respectively	N/A	N/A	N/A	$28.34

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $65,418 and shares outstanding of 0, 0, 0 and 2,321,177, respectively	N/A	N/A	N/A	$28.18

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $320,188; $1,850,840; $23,837,780 and $11,760,822 and shares outstanding of 28,485,794, 75,602,342, 553,486,974 and 414,889,278, respectively	$11.24	$24.48	$43.07	$28.35

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$330,041	$993,253	N/A	$8,115,790

Foreign Currencies at Cost	$19	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$369,746	$941,480	$13,995,290	$7,786,615
Total Distributable Earnings (Loss)	(49,558)	909,360	9,842,490	4,071,047

NET ASSETS	$320,188	$1,850,840	$23,837,780	$11,857,662

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio*	U.S. Core Equity 1 Portfolio*	U.S. Core Equity 2 Portfolio*	U.S. Vector Equity Portfolio*
ASSETS:
Investment Securities at Value (including $868,230, $1,021,403, $1,211,506 and $231,790 of securities on loan, respectively)	$13,745,255	$29,337,388	$30,800,940	$4,507,590
Temporary Cash Investments at Value & Cost	131,284	284,165	270,682	42,414
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $673,806, $542,326, $702,866 and $160,221, respectively)	673,855	542,371	702,965	160,255
Segregated Cash for Futures Contracts	6,821	13,686	14,471	1,960
Receivables:
Investment Securities Sold	21,014	1,496	1,540	843
Dividends and Interest	7,188	22,275	22,209	2,823
Securities Lending Income	126	162	190	36
Fund Shares Sold	6,574	13,510	11,633	2,554
Prepaid Expenses and Other Assets	126	315	274	52

Total Assets	14,592,243	30,215,368	31,824,904	4,718,527

LIABILITIES:
Payables:
Upon Return of Securities Loaned	674,013	542,845	703,434	160,320
Investment Securities Purchased	12,366	—	—	—
Fund Shares Redeemed	5,915	15,788	15,306	3,857
Due to Advisor	3,337	3,109	4,337	991
Futures Margin Variation	4,750	9,532	10,078	1,365
Accrued Expenses and Other Liabilities	1,380	1,272	1,634	340

Total Liabilities	701,761	572,546	734,789	166,873

NET ASSETS	$13,890,482	$29,642,822	$31,090,115	$4,551,654

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,890,482; $29,642,822; $31,090,115 and $4,551,654 and shares outstanding of 339,792,996, 924,508,134, 1,066,790,177 and 202,057,122, respectively	$40.88	$32.06	$29.14	$22.53

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,326,707	$13,290,245	$14,189,683	$2,365,770

NET ASSETS CONSIST OF:
Paid-In Capital	$8,593,874	$12,985,939	$13,716,749	$2,189,803
Total Distributable Earnings (Loss)	5,296,608	16,656,883	17,373,366	2,361,851

NET ASSETS	$13,890,482	$29,642,822	$31,090,115	$4,551,654

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,337,042, $686,923, $1,627 and $283,003 of securities on loan, respectively)	$13,723,244	$6,359,446	$5,212,439	$10,138,934
Temporary Cash Investments at Value & Cost	139,638	34,243	38,953	82,456
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,017,701, $552,741, $154 and $130,364, respectively)	1,017,756	552,798	154	130,373
Segregated Cash for Futures Contracts	8,094	1,725	1,994	4,469
Cash	71	—	—	—
Receivables:
Investment Securities Sold	10,143	8,073	292	3,994
Dividends and Interest	3,534	2,057	6,271	5,196
Securities Lending Income	190	112	1	39
Fund Shares Sold	12,122	3,256	2,994	3,971
Prepaid Expenses and Other Assets	86	87	108	97

Total Assets	14,914,878	6,961,797	5,263,206	10,369,529

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,018,401	552,909	156	130,624
Investment Securities Purchased	5,613	7,008	—	—
Fund Shares Redeemed	4,852	4,009	4,260	15,492
Due to Advisor	3,008	2,121	870	1,377
Futures Margin Variation	5,124	1,201	1,389	2,736
Accrued Expenses and Other Liabilities	1,378	566	244	654

Total Liabilities	1,038,376	567,814	6,919	150,883

NET ASSETS	$13,876,502	$6,393,983	$5,256,287	$10,218,646

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,876,502; $6,393,983; $5,256,287 and $10,218,646 and shares outstanding of 339,682,748, 265,030,598, 292,338,769 and 217,137,301, respectively	$40.85	$24.13	$17.98	$47.06

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$7,977,884	$3,932,604	$4,055,420	$5,426,340

NET ASSETS CONSIST OF:
Paid-In Capital	$7,331,730	$3,512,686	$4,003,035	$5,312,499
Total Distributable Earnings (Loss)	6,544,772	2,881,297	1,253,252	4,906,147

NET ASSETS	$13,876,502	$6,393,983	$5,256,287	$10,218,646

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $38 and $0, respectively)	—	—	$262,502	—
Income from Securities Lending	—	—	262	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,943)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	249,821	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $2, $0 and $143, respectively)	—	$14,679	—	$102,406
Interest	$1,831	—	—	—
Income from Securities Lending	4	29	—	540

Total Fund Investment Income	1,835	14,708	—	102,946

Fund Expenses
Investment Management Fees	232	1,029	23,769	18,150
Accounting & Transfer Agent Fees	28	174	1,652	542
S&P 500® Fees	2	—	—	—
Custodian Fees	10	14	—	78
Shareholder Servicing Fees
Class R1 Shares	—	—	—	32
Class R2 Shares	—	—	—	86
Filing Fees	14	28	133	137
Shareholders’ Reports	14	30	410	273
Directors’/Trustees’ Fees & Expenses	(1)	(10)	(115)	(57)
Professional Fees	2	11	32	62
Previously Waived Fees Recovered by Advisor (Note C)	3	—	—	—
Other	2	30	68	145

Total Fund Expenses	306	1,306	25,949	19,448

Fees Waived, Expenses Reimbursed by Advisor (Note C)	16	—	12,510	—
Net Expenses	290	1,306	13,439	19,448

Net Investment Income (Loss)	1,545	13,402	236,382	83,498

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(4,548)	58,549	—	449,787
Affiliated Investment Companies Shares Sold	3	(2)	—	(174)
Transactions Allocated from Affiliated Investment Company**	—	—	853,029	—
Futures	(2,027)	(19)	—	(1,152)
Foreign Currency Transactions	(44)	—	—	—
Forward Currency Contracts	947	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,210)	(269,701)	—	(953,404)
Affiliated Investment Companies Shares	(1)	(2)	—	(17)
Transactions Allocated from Affiliated Investment Company	—	—	(1,794,513)	—
Futures	(34,717)	—	—	(7,306)
Translation of Foreign Currency-Denominated Amounts	(29)	—	—	—
Forward Currency Contracts	6,330	—	—	—

Net Realized and Unrealized Gain (Loss)	(48,296)	(211,175)	(941,484)	(512,266)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(46,751)	$(197,773)	$(705,102)	$(428,768)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $357, $45, $66 and $18, respectively)	$140,336	$237,164	$244,875	$40,029
Income from Securities Lending	633	791	933	212

Total Investment Income	140,969	237,955	245,808	40,241

Expenses
Investment Management Fees	24,746	19,351	27,017	6,196
Accounting & Transfer Agent Fees	987	2,298	2,315	400
Custodian Fees	103	164	174	34
Filing Fees	101	190	245	45
Shareholders’ Reports	340	320	343	94
Directors’/Trustees’ Fees & Expenses	(67)	(150)	(156)	(22)
Professional Fees	80	175	183	25
Other	161	345	363	55

Total Expenses	26,451	22,693	30,484	6,827

Net Expenses	26,451	22,693	30,484	6,827

Net Investment Income (Loss)	114,518	215,262	215,324	33,414

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	873,367	585,421	739,130	218,353
Affiliated Investment Companies Shares Sold	(217)	(203)	(257)	(38)
Futures	7,482	(14,555)	(16,250)	(3,306)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,366,175)	(3,596,346)	(3,740,860)	(596,254)
Affiliated Investment Companies Shares	(19)	24	58	17
Futures	(13,969)	(14,063)	(14,501)	(1,907)

Net Realized and Unrealized Gain (Loss)	(499,531)	(3,039,722)	(3,032,680)	(383,135)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(385,013)	$(2,824,460)	$(2,817,356)	$(349,721)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $81, $47, $0 and $0, respectively)	$102,682	$48,596	$47,113	$151,096
Income from Securities Lending	960	581	50	229

Total Investment Income	103,642	49,177	47,163	151,325

Fund Expenses
Investment Management Fees	22,012	14,200	5,638	9,209
Accounting & Transfer Agent Fees	824	470	519	686
Custodian Fees	124	60	28	54
Filing Fees	110	57	130	63
Shareholders’ Reports	317	127	43	233
Directors’/Trustees’ Fees & Expenses	(69)	(33)	(28)	(51)
Professional Fees	84	38	31	57
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	69
Other	179	79	63	102

Total Fund Expenses	23,581	14,998	6,424	10,422

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	671

Net Expenses	23,581	14,998	6,424	9,751

Net Investment Income (Loss)	80,061	34,179	40,739	141,574

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	817,890	444,663	96,241	217,837
Affiliated Investment Companies Shares Sold	(293)	(138)	(2)	(105)
Futures	(3,353)	(7,358)	(4,610)	326
In-Kind Redemptions	—	21,523	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,538,432)	(1,177,540)	(444,055)	(486,809)
Affiliated Investment Companies Shares	(7)	25	—	(17)
Futures	(10,329)	(4,297)	(2,015)	(8,097)

Net Realized and Unrealized Gain (Loss)	(1,734,524)	(723,122)	(354,441)	(276,865)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,654,463)	$(688,943)	$(313,702)	$(135,291)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,545	$2,465	$13,402	$27,055	$236,382	$429,517
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(4,548)	8,383	58,549	77,747	—	—
Affiliated Investment Companies Shares Sold	3	—	(2)	(3)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	853,029	1,197,847
Futures	(2,027)	121,329	(19)	—	—	—
Foreign Currency Transactions	(44)	(56)	—	—	—	—
Forward Currency Contracts	947	(2,075)	—	—	—	—
In-Kind Redemptions	—	—	—	11,793	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,210)	(6,769)	(269,701)	578,484	—	—
Affiliated Investment Companies Shares	(1)	—	(2)	(2)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(1,794,513)	7,131,104
Futures	(34,717)	29,567	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(29)	(4)	—	—	—	—
Forward Currency Contracts	6,330	(3,235)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(46,751)	149,605	(197,773)	695,074	(705,102)	8,758,468

Distributions:
Institutional Class Shares	(133,571)	(30,328)	(76,702)	(27,774)	(860,551)	(401,298)
Capital Share Transactions (1):
Shares Issued	37,953	57,957	120,200	291,004	2,151,824	4,217,940
Shares Issued in Lieu of Cash Distributions	133,398	30,299	69,083	24,838	796,735	375,792
Shares Redeemed	(97,708)	(213,988)	(264,782)	(475,766)	(2,854,829)	(6,356,276)

Net Increase (Decrease) from Capital Share Transactions	73,643	(125,732)	(75,499)	(159,924)	93,730	(1,762,544)

Total Increase (Decrease) in Net Assets	(106,679)	(6,455)	(349,974)	507,376	(1,471,923)	6,594,626
Net Assets
Beginning of Period	426,867	433,322	2,200,814	1,693,438	25,309,703	18,715,077

End of Period	$320,188	$426,867	$1,850,840	$2,200,814	$23,837,780	$25,309,703

(1) Shares Issued and Redeemed:
Shares Issued	2,695	3,614	4,515	11,836	47,115	99,361
Shares Issued in Lieu of Cash Distributions	10,160	2,042	2,498	994	17,627	8,865
Shares Redeemed	(7,408)	(13,433)	(9,714)	(19,169)	(62,524)	(152,905)

Net Increase (Decrease) from Shares Issued and
Redeemed	5,447	(7,777)	(2,701)	(6,339)	2,218	(44,679)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,498	$198,730	$114,518	$282,263	$215,262	$410,758
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	449,787	1,091,327	873,367	1,961,127	585,421	975,666
Affiliated Investment Companies Shares Sold	(174)	(19)	(217)	(6)	(203)	6
Futures	(1,152)	31,099	7,482	35,883	(14,555)	74,671
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(953,404)	4,695,607	(1,366,175)	4,964,267	(3,596,346)	9,374,964
Affiliated Investment Companies Shares	(17)	(24)	(19)	(18)	24	(42)
Futures	(7,306)	5,644	(13,969)	6,558	(14,063)	12,449

Net Increase (Decrease) in Net Assets Resulting from Operations	(428,768)	6,022,364	(385,013)	7,250,074	(2,824,460)	10,848,472

Distributions:
Class R1 Shares	(4,907)	(889)	—	—	—	—
Class R2 Shares	(5,001)	(922)	—	—	—	—
Institutional Class Shares	(877,231)	(186,950)	(1,375,468)	(282,350)	(1,040,542)	(396,374)

Total Distributions	(887,139)	(188,761)	(1,375,468)	(282,350)	(1,040,542)	(396,374)

Capital Share Transactions (1):
Shares Issued	1,441,670	2,413,093	1,257,042	2,353,153	2,249,962	3,731,277
Shares Issued in Lieu of Cash Distributions	852,947	181,306	1,257,798	257,340	1,001,605	385,732
Shares Redeemed	(1,856,386)	(4,489,318)	(2,009,224)	(4,913,927)	(3,128,784)	(5,612,000)

Net Increase (Decrease) from Capital Share Transactions	438,231	(1,894,919)	505,616	(2,303,434)	122,783	(1,494,991)

Total Increase (Decrease) in Net Assets	(877,676)	3,938,684	(1,254,865)	4,664,290	(3,742,219)	8,957,107
Net Assets
Beginning of Period	12,735,338	8,796,654	15,145,347	10,481,057	33,385,041	24,427,934

End of Period	$11,857,662	$12,735,338	$13,890,482	$15,145,347	$29,642,822	$33,385,041

(1) Shares Issued and Redeemed:
Shares Issued	47,679	85,084	28,901	56,798	64,678	115,212
Shares Issued in Lieu of Cash Distributions	29,111	6,639	29,834	6,840	28,180	11,903
Shares Redeemed	(61,403)	(162,459)	(45,821)	(120,183)	(89,353)	(173,808)

Net Increase (Decrease) from Shares Issued and Redeemed	15,387	(70,736)	12,914	(56,545)	3,505	(46,693)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$215,324	$416,576	$33,414	$63,055	$80,061	$187,098
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	739,130	1,429,312	218,353	359,202	817,890	1,236,222
Affiliated Investment Companies Shares Sold	(257)	5	(38)	(10)	(293)	(15)
Futures	(16,250)	77,878	(3,306)	10,622	(3,353)	29,482
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,740,860)	9,830,032	(596,254)	1,496,357	(2,538,432)	5,738,332
Affiliated Investment Companies Shares	58	(46)	17	(6)	(7)	(46)
Futures	(14,501)	10,410	(1,907)	1,490	(10,329)	7,732

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,817,356)	11,764,167	(349,721)	1,930,710	(1,654,463)	7,198,805

Distributions:
Institutional Class Shares	(1,448,985)	(403,127)	(351,824)	(59,880)	(921,828)	(191,245)
Capital Share Transactions (1):
Shares Issued	2,133,510	4,280,791	353,912	622,066	1,106,523	1,966,837
Shares Issued in Lieu of Cash Distributions	1,427,314	396,434	347,590	59,202	869,803	180,123
Shares Redeemed	(3,353,265)	(6,559,673)	(631,078)	(982,039)	(2,270,938)	(5,596,845)

Net Increase (Decrease) from Capital Share Transactions	207,559	(1,882,448)	70,424	(300,771)	(294,612)	(3,449,885)

Total Increase (Decrease) in Net Assets	(4,058,782)	9,478,592	(631,121)	1,570,059	(2,870,903)	3,557,675
Net Assets
Beginning of Period	35,148,897	25,670,305	5,182,775	3,612,716	16,747,405	13,189,730

End of Period	$31,090,115	$35,148,897	$4,551,654	$5,182,775	$13,876,502	$16,747,405

(1) Shares Issued and Redeemed:
Shares Issued	67,652	144,078	14,491	26,612	24,524	44,774
Shares Issued in Lieu of Cash Distributions	44,337	13,361	14,340	2,515	19,179	4,260
Shares Redeemed	(105,110)	(224,097)	(25,957)	(42,433)	(49,316)	(129,256)

Net Increase (Decrease) from Shares Issued and Redeemed	6,879	(66,658)	2,874	(13,306)	(5,613)	(80,222)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,179	$62,481	$40,739	$73,782	$141,574	$210,998
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	444,663	742,238	96,241	131,919	217,837	148,206
Affiliated Investment Companies Shares Sold	(138)	(21)	(2)	—	(105)	(14)
Futures	(7,358)	16,057	(4,610)	10,476	326	21,701
In-Kind Redemptions	21,523	7,153	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,177,540)	2,315,847	(444,055)	1,189,688	(486,809)	3,314,181
Affiliated Investment Companies Shares	25	(10)	—	(1)	(17)	(7)
Futures	(4,297)	3,108	(2,015)	1,528	(8,097)	3,785

Net Increase (Decrease) in Net Assets Resulting from Operations	(688,943)	3,146,853	(313,702)	1,407,392	(135,291)	3,698,850

Distributions:
Institutional Class Shares	(706,083)	(65,321)	(150,431)	(70,633)	(266,802)	(250,605)
Capital Share Transactions (1):
Shares Issued	586,110	707,002	667,098	1,659,760	828,683	1,673,718
Shares Issued in Lieu of Cash Distributions	650,350	60,120	149,935	70,349	240,370	221,041
Shares Redeemed	(901,316)	(1,515,047)	(932,250)	(860,356)	(1,663,412)	(2,265,461)

Net Increase (Decrease) from Capital Share Transactions	335,144	(747,925)	(115,217)	869,753	(594,359)	(370,702)

Total Increase (Decrease) in Net Assets	(1,059,882)	2,333,607	(579,350)	2,206,512	(996,452)	3,077,543
Net Assets
Beginning of Period	7,453,865	5,120,258	5,835,637	3,629,125	11,215,098	8,137,555

End of Period	$6,393,983	$7,453,865	$5,256,287	$5,835,637	$10,218,646	$11,215,098

(1) Shares Issued and Redeemed:
Shares Issued	22,062	26,537	34,745	95,038	17,112	40,000
Shares Issued in Lieu of Cash Distributions	24,360	2,311	7,553	3,936	4,859	5,800
Shares Redeemed	(33,609)	(58,103)	(49,109)	(48,305)	(34,182)	(54,340)

Net Increase (Decrease) from Shares Issued and Redeemed	12,813	(29,255)	(6,811)	50,669	(12,211)	(8,540)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio									U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.53		$14.06	$14.02	$13.03	$14.54	$12.22	$28.11		$20.01	$18.61	$16.75	$15.93	$13.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.10	0.12	0.26	0.26	0.18	0.17		0.33	0.32	0.31	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.50)		5.49	1.17	1.60	0.52	2.63	(2.80)		8.11	1.42	1.86	0.81	2.87

Total from Investment Operations	(1.45)		5.59	1.29	1.86	0.78	2.81	(2.63)		8.44	1.74	2.17	1.09	3.13

Less Distributions:
Net Investment Income	(0.11)		(0.13)	(0.11)	(0.30)	(0.25)	(0.13)	(0.15)		(0.34)	(0.31)	(0.31)	(0.27)	(0.26)
Net Realized Gains	(5.73)		(0.99)	(1.14)	(0.57)	(2.04)	(0.36)	(0.85)		—	(0.03)	—	—	—

Total Distributions	(5.84)		(1.12)	(1.25)	(0.87)	(2.29)	(0.49)	(1.00)		(0.34)	(0.34)	(0.31)	(0.27)	(0.26)

Net Asset Value, End of Period	$11.24		$18.53	$14.06	$14.02	$13.03	$14.54	$24.48		$28.11	$20.01	$18.61	$16.75	$15.93

Total Return	(12.38	%)(B)	41.82%	9.55%	15.67%	5.62%	23.53%	(9.77	%)(B)	42.42%	9.52%	13.13%	6.82%	24.16%

Net Assets, End of Period (thousands)	$320,188		$426,867	$433,322	$386,750	$327,063	$322,347	$1,850,840		$2,200,814	$1,693,438	$1,611,529	$1,457,218	$1,212,883
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.15%	0.15%	0.18%	0.13	%(C)	0.14%	0.16%	0.19%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.16	%(C)	0.17%	0.22%	0.25%	0.23%	0.24%	0.13	%(C)	0.14%	0.16%	0.19%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.80	%(C)	0.59%	0.89%	1.98%	1.94%	1.36%	1.30	%(C)	1.32%	1.68%	1.77%	1.64%	1.74%
Portfolio Turnover Rate	45	%(B)	70%	90%	109%	91%	122%	3	%(B)	7%	20%	22%	7%	11%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period.	$45.91		$31.40	$37.13	$37.41	$38.84	$32.63

Income from Investment Operations (A)
Net Investment Income (Loss)	0.43		0.76	0.79	0.83	0.78	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.69)		14.46	(4.98)	1.45	0.35	6.99

Total from Investment Operations	(1.26)		15.22	(4.19)	2.28	1.13	7.73

Less Distributions:
Net Investment Income	(0.36)		(0.71)	(0.73)	(0.76)	(0.73)	(0.70)
Net Realized Gains	(1.22)		—	(0.81)	(1.80)	(1.83)	(0.82)

Total Distributions	(1.58)		(0.71)	(1.54)	(2.56)	(2.56)	(1.52)

Net Asset Value, End of Period	$43.07		$45.91	$31.40	$37.13	$37.41	$38.84

Total Return	(2.90	%)(B)	48.68%	(11.56%)	6.97%	2.79%	24.11%

Net Assets, End of Period (thousands)	$23,837,780		$25,309,703	$18,715,077	$25,656,577	$25,268,336	$23,732,871
Ratio of Expenses to Average Net Assets (D)	0.21	%(C)	0.23%	0.27%	0.28%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.31	%(C)	0.33%	0.37%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.89	%(C)	1.80%	2.38%	2.33%	1.98%	2.03%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.60		$18.57	$22.30	$23.45	$25.15	$21.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.44	0.30	0.30	0.28	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		13.00	(3.19)	(0.24)	(0.63)	4.66

Total from Investment Operations	(1.06)		13.44	(2.89)	0.06	(0.35)	4.91

Less Distributions:
Net Investment Income	(0.17)		(0.41)	(0.27)	(0.27)	(0.26)	(0.24)
Net Realized Gains	(2.03)		—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions	(2.20)		(0.41)	(0.84)	(1.21)	(1.35)	(1.02)

Net Asset Value, End of Period	$28.34		$31.60	$18.57	$22.30	$23.45	$25.15

Total Return	(3.59	%)(B)	72.74%	(13.34%)	0.78%	(1.61%)	23.32%

Net Assets, End of Period (thousands)	$31,422		$70,291	$31,832	$56,378	$47,848	$54,960
Ratio of Expenses to Average Net Assets	0.41	%(C)	0.43%	0.47%	0.48%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.31	%(C)	1.52%	1.56%	1.34%	1.10%	1.03%
Portfolio Turnover Rate	6	%(B)	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.44		$18.48	$22.18	$23.32	$25.03	$21.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.39	0.27	0.27	0.24	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.25)		12.94	(3.16)	(0.23)	(0.63)	4.65

Total from Investment Operations.	(1.08)		13.33	(2.89)	0.04	(0.39)	4.86

Less Distributions:
Net Investment Income.	(0.15)		(0.37)	(0.24)	(0.24)	(0.23)	(0.21)
Net Realized Gains.	(2.03)		—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions.	(2.18)		(0.37)	(0.81)	(1.18)	(1.32)	(0.99)

Net Asset Value, End of Period	$28.18		$31.44	$18.48	$22.18	$23.32	$25.03

Total Return	(3.66	%)(B)	72.45%	(13.42%)	0.64%	(1.79%)	23.17%

Net Assets, End of Period (thousands)	$65,418		$73,279	$52,931	$72,669	$108,168	$156,809
Ratio of Expenses to Average Net Assets	0.56	%(C)	0.58%	0.62%	0.63%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets.	1.10	%(C)	1.41%	1.39%	1.21%	0.95%	0.90%
Portfolio Turnover Rate	6	%(B)	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.61		$18.57	$22.31	$23.46	$25.16	$21.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.46	0.31	0.32	0.30	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.24)		13.02	(3.19)	(0.23)	(0.63)	4.67

Total from Investment Operations	(1.04)		13.48	(2.88)	0.09	(0.33)	4.94

Less Distributions:
Net Investment Income	(0.19)		(0.44)	(0.29)	(0.30)	(0.28)	(0.26)
Net Realized Gains	(2.03)		—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions	(2.22)		(0.44)	(0.86)	(1.24)	(1.37)	(1.04)

Net Asset Value, End of Period	$28.35		$31.61	$18.57	$22.31	$23.46	$25.16

Total Return	(3.51	%)(B)	72.95%	(13.27%)	0.88%	(1.52%)	23.46%

Net Assets, End of Period (thousands)	$11,760,822		$12,591,768	$8,711,891	$10,655,324	$10,307,146	$10,528,662
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.33%	0.37%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.33	%(C)	1.65%	1.65%	1.45%	1.20%	1.13%
Portfolio Turnover Rate	6	%(B)	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$46.33		$27.34	$32.79	$36.39	$39.07	$32.75	$36.25		$25.24	$24.71	$22.77	$22.01	$18.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34		0.80	0.44	0.42	0.39	0.31	0.23		0.44	0.41	0.40	0.36	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.54)		18.98	(4.95)	(1.69)	(0.90)	7.71	(3.28)		10.99	0.93	2.08	0.88	4.12

Total from Investment Operations	(1.20)		19.78	(4.51)	(1.27)	(0.51)	8.02	(3.05)		11.43	1.34	2.48	1.24	4.45

Less Distributions:
Net Investment Income	(0.39)		(0.79)	(0.38)	(0.38)	(0.37)	(0.30)	(0.20)		(0.42)	(0.39)	(0.40)	(0.35)	(0.35)
Net Realized Gains	(3.86)		—	(0.56)	(1.95)	(1.80)	(1.40)	(0.94)		—	(0.42)	(0.14)	(0.13)	(0.09)

Total Distributions	(4.25)		(0.79)	(0.94)	(2.33)	(2.17)	(1.70)	(1.14)		(0.42)	(0.81)	(0.54)	(0.48)	(0.44)

Net Asset Value, End of Period	$40.88		$46.33	$27.34	$32.79	$36.39	$39.07	$32.06		$36.25	$25.24	$24.71	$22.77	$22.01

Total Return	(2.85	%)(B)	73.01%	(14.11%)	(3.04%)	(1.48%)	24.67%	(8.73	%)(B)	45.50%	5.55%	11.18%	5.59%	24.93%

Net Assets, End of Period (thousands)	$13,890,482		$15,145,347 $10,481,057		$13,766,513	$14,732,615	$15,165,867	$29,642,822		$33,385,041	$24,427,934	$26,592,058	$23,629,726	$20,762,742
Ratio of Expenses to Average Net Assets	0.36	%(C)	0.42%	0.52%	0.53%	0.52%	0.52%	0.14	%(C)	0.15%	0.18%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.54	%(C)	1.94%	1.56%	1.26%	1.00%	0.83%	1.33	%(C)	1.34%	1.69%	1.72%	1.55%	1.64%
Portfolio Turnover Rate	8	%(B)	22%	18%	19%	27%	24%	2	%(B)	4%	3%	5%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio								U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019		Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$33.16		$22.79	$22.66		$21.25	$20.90	$17.19	$26.02		$17.00	$18.71	$18.40	$19.16	$15.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.39	0.36		0.36	0.34	0.31	0.16		0.31	0.27	0.28	0.26	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.85)		10.35	0.60		1.65	0.53	3.83	(1.87)		9.00	(1.40)	0.72	(0.10)	3.65

Total from Investment Operations	(2.65)		10.74	0.96		2.01	0.87	4.14	(1.71)		9.31	(1.13)	1.00	0.16	3.89

Less Distributions:
Net Investment Income	(0.17)		(0.37)	(0.33)		(0.37)	(0.32)	(0.31)	(0.15)		(0.29)	(0.25)	(0.27)	(0.25)	(0.23)
Net Realized Gains	(1.20)		—	(0.50)		(0.23)	(0.20)	(0.12)	(1.63)		—	(0.33)	(0.42)	(0.67)	(0.43)

Total Distributions	(1.37)		(0.37)	(0.83)		(0.60)	(0.52)	(0.43)	(1.78)		(0.29)	(0.58)	(0.69)	(0.92)	(0.66)

Net Asset Value, End of Period	$29.14		$33.16	$22.79	,$	22.66	$21.25	$20.90	$22.53		$26.02	$17.00	$18.71	$18.40	$19.16

Total Return	(8.35	%)(B)	47.35%	4.37%		9.78%	4.16%	24.36%	(7.06	%)(B)	54.98%	(6.12%)	5.92%	0.69%	24.73%

Net Assets, End of Period (thousands)	$31,090,115		$35,148,897	$25,670,305		$27,829,155	$24,677,650	$22,515,418	$4,551,654		$5,182,775	$3,612,716	$4,583,612	$4,610,769	$4,724,003
Ratio of Expenses to Average Net Assets	0.18	%(C)	0.19%	0.21%		0.22%	0.22%	0.22%	0.28	%(C)	0.29%	0.32%	0.33%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.28	%(C)	1.29%	1.63%		1.69%	1.53%	1.59%	1.35	%(C)	1.31%	1.59%	1.53%	1.35%	1.36%
Portfolio Turnover Rate	2	%(B)	5%	3%		6%	5%	5%	4	%(B)	10%	13%	6%	10%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$48.50		$31.00	$33.80	$35.02	$36.48	$30.14	$29.55		$18.19		$20.78	$21.88	$22.76	$18.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.50	0.35	0.38	0.39	0.35	0.13		0.24		0.18	0.20	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.12)		17.50	(2.02)	(0.05)	(0.08)	7.17	(2.73)		11.37		(2.18)	(0.26)	0.12	5.12

Total from Investment Operations	(4.89)		18.00	(1.67)	0.33	0.31	7.52	(2.60)		11.61		(2.00)	(0.06)	0.29	5.28

Less Distributions:
Net Investment Income	(0.22)		(0.50)	(0.32)	(0.35)	(0.37)	(0.35)	(0.12)		(0.25)		(0.16)	(0.18)	(0.16)	(0.16)
Net Realized Gains	(2.54)		—	(0.81)	(1.20)	(1.40)	(0.83)	(2.70)		—		(0.43)	(0.86)	(1.01)	(0.94)

Total Distributions	(2.76)		(0.50)	(1.13)	(1.55)	(1.77)	(1.18)	(2.82)		(0.25)		(0.59)	(1.04)	(1.17)	(1.10)

Net Asset Value, End of Period	$40.85		$48.50	$31.00	$33.80	$35.02	$36.48	$24.13		$29.55	$ $	18.19	20.78	$21.88	$22.76

Total Return	(10.64	%)(B)	58.30%	(5.08%)	1.41%	0.77%	25.21%	(9.68	%)(B)	64.00%		(9.87%)	0.24%	1.29%	28.91%

Net Assets, End of Period (thousands)	$13,876,502		$16,747,405	$13,189,730	$17,392,495	$17,303,451	$16,931,787	$6,393,983		$7,453,865		$5,120,258 $6,351,299		$6,478,316	$6,306,730
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.33%	0.36%	0.37%	0.37%	0.37%	0.42	%(C)	0.46%		0.52%	0.53%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.03	%(C)	1.13%	1.15%	1.13%	1.06%	1.04%	0.96	%(C)	0.90%		1.00%	0.98%	0.74%	0.75%
Portfolio Turnover Rate	4	%(B)	12%	3%	8%	13%	14%	9	%(B)	20%		11%	15%	19%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio								DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$19.51		$14.61	$13.51	$11.85	$10.93	$10.00		$48.90		$34.21	$41.90	$34.14	$34.99	$34.32

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.26	0.25	0.22	0.19	0.07		0.63		0.90	1.01	0.52 **	1.60	0.84
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.17)		4.89	1.07	1.64	0.89	0.91		(1.29)		14.86	(7.77)	8.09 **	(0.69)	1.12

Total from Investment Operations	(1.03)		5.15	1.32	1.86	1.08	0.98		(0.66)		15.76	(6.76)	8.61	0.91	1.96

Less Distributions:
Net Investment Income	(0.11)		(0.25)	(0.22)	(0.20)	(0.16)	(0.05)		(0.67)		(0.95)	(0.87)	(0.85)	(1.65)	(0.98)
Net Realized Gains	(0.39)		—	—	—	—	—		(0.51)		(0.12)	(0.06)	—	(0.11)	(0.31)

Total Distributions	(0.50)		(0.25)	(0.22)	(0.20)	(0.16)	(0.05)		(1.18)		(1.07)	(0.93)	(0.85)	(1.76)	(1.29)

Net Asset Value, End of Period	$17.98		$19.51	$14.61	$13.51	$11.85	$10.93		$47.06		$48.90	$34.21 $	41.90	$34.14	$34.99

Total Return	(5.49	%)(B)	35.42%	9.90%	15.88%	9.88%	9.84	%(B)	(1.48	%)(B)	47.01%	(16.27%)	25.64%	2.63%	5.86%

Net Assets, End of Period (thousands)	$5,256,287		$5,835,637	$3,629,125	$1,703,302	$722,728	$141,073		$10,218,646		$11,215,098	$8,137,555	$10,671,437	$8,577,658	$8,281,176
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.24%	0.25%	0.25%	0.25%	0.23	%(C)(E)	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22	%(C)	0.24%	0.25%	0.25%	0.27%	0.35	%(C)(E)	0.19	%(C)	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.42	%(C)	1.46%	1.76%	1.73%	1.58%	1.45	%(C)(E)	2.61	%(C)	2.12%	2.73%	1.38%**	4.66%	2.43%
Portfolio Turnover Rate	14	%(B)	12%	0%	4%	7%	0	%(B)	1	%(B)	5%	5%	3%	3%	1%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2022, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 04/30/22
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.29%*
U.S. Small Cap Value Portfolio	0.33%*
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.28%*
U.S. Micro Cap Portfolio	0.40%*
U.S. High Relative Profitability Portfolio	0.20%*
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
U.S. Targeted Value Portfolio	0.30%	0.27%
U.S. Small Cap Value Portfolio	0.36%	0.28%
U.S. Small Cap Portfolio	0.30%	0.25%
U.S. Micro Cap Portfolio	0.41%	0.38%
U.S. High Relative Profitability Portfolio	0.20%	0.19%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2022, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$3	$16	$563
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	12,510	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability
Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities
Portfolio (1)	0.18%	—	69	671	5,250
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.

(2) Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$5
U.S. Large Cap Equity Portfolio	4
U.S. Large Cap Value Portfolio	236
U.S. Targeted Value Portfolio	81
U.S. Small Cap Value Portfolio	205
U.S. Core Equity 1 Portfolio	121
U.S. Core Equity 2 Portfolio	172
U.S. Vector Equity Portfolio	51
U.S. Small Cap Portfolio	150
U.S. Micro Cap Portfolio	94
U.S. High Relative Profitability Portfolio	(12)
DFA Real Estate Securities Portfolio	84

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$82,187	$140,782	$86,256	$104,200
U.S. Large Cap Equity Portfolio	—	—	70,459	206,688
U.S. Targeted Value Portfolio	—	—	778,484	1,013,326
U.S. Small Cap Value Portfolio	—	—	1,226,700	1,753,761
U.S. Core Equity 1 Portfolio	—	—	659,632	1,267,175
U.S. Core Equity 2 Portfolio	—	—	741,485	1,655,454
U.S. Vector Equity Portfolio	—	—	180,191	402,547
U.S. Small Cap Portfolio	—	—	645,681	1,512,365
U.S. Micro Cap Portfolio	—	—	626,611	691,367
U.S. High Relative Profitability Portfolio	—	—	768,418	987,887
DFA Real Estate Securities Portfolio	—	—	124,753	727,117

There were no purchases or sales of long-term U.S. government securities by the Equity Portfolios.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$3,664	$66,040	$51,091	$3	$(1)	$18,615	1,609	$8	—

Total	$3,664	$66,040	$51,091	$3	$(1)	$18,615	1,609	$8	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$10,657	$58,528	$63,716	$(2)	$(2)	$5,465	473	$6	—

Total	$10,657	$58,528	$63,716	$(2)	$(2)	$5,465	473	$6	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$538,730	$2,053,812	$2,054,587	$(174)	$(17)	$537,764	46,491	$440	—

Total	$538,730	$2,053,812	$2,054,587	$(174)	$(17)	$537,764	46,491	$440	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$408,417	$2,264,235	$1,998,561	$(217)	$(19)	$673,855	58,257	$439	—

Total	$408,417	$2,264,235	$1,998,561	$(217)	$(19)	$673,855	58,257	$439	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$402,032	$1,908,499	$1,767,981	$(203)	$24	$542,371	46,889	$408	—

Total	$402,032	$1,908,499	$1,767,981	$(203)	$24	$542,371	46,889	$408	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$540,697	$2,481,225	$2,318,758	$(257)	$58	$702,965	60,773	$501	—

Total	$540,697	$2,481,225	$2,318,758	$(257)	$58	$702,965	60,773	$501	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$133,996	$767,965	$741,685	$(38)	$17	$160,255	13,855	$151	—

Total	$133,996	$767,965	$741,685	$(38)	$17	$160,255	13,855	$151	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$729,470	$3,082,992	$2,794,406	$(293)	$(7)	$1,017,756	87,988	$670	—

Total	$729,470	$3,082,992	$2,794,406	$(293)	$(7)	$1,017,756	87,988	$670	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$421,895	$1,188,342	$1,057,326	$(138)	$25	$552,798	47,791	$341	—

Total	$421,895	$1,188,342	$1,057,326	$(138)	$25	$552,798	47,791	$341	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	—	$41,801	$41,645	$(2)	—	$154	13	—	—

Total	—	$41,801	$41,645	$(2)	—	$154	13	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$186,190	$785,750	$841,445	$(105)	$(17)	$130,373	11,271	$136	—

Total	$186,190	$785,750	$841,445	$(105)	$(17)	$130,373	11,271	$136	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio 2020	$16,363	$18,585	—	$34,948
2021	13,853	16,475	—	30,328
U.S. Large Cap Equity Portfolio
2020	27,356	2,832	—	30,188

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2021	$27,774	—	—	$27,774
U.S. Large Cap Value Portfolio 2020	481,285	$553,382	—	1,034,667
2021	401,298	—	—	401,298
U.S. Targeted Value Portfolio
2020	144,747	273,175	—	417,922
2021	188,761	—	—	188,761
U.S. Small Cap Value Portfolio
2020	154,869	231,582	—	386,451
2021	282,350	—	—	282,350
U.S. Core Equity 1 Portfolio
2020	396,684	447,425	—	844,109
2021	396,375	—	—	396,375
U.S. Core Equity 2 Portfolio
2020	404,026	605,970	—	1,009,996
2021	403,126	—	—	403,126
U.S. Vector Equity Portfolio
2020	58,715	80,129	—	138,844
2021	59,880	—	—	59,880
U.S. Small Cap Portfolio
2020	160,316	405,787	—	566,103
2021	191,244	—	—	191,244
U.S. Micro Cap Portfolio
2020	49,023	132,276	—	181,299
2021	65,320	—	—	65,320
U.S. High Relative Profitability Portfolio
2020	40,427	—	—	40,427
2021	70,633	—	—	70,633
DFA Real Estate Securities Portfolio
2020	219,888	14,211	—	234,099
2021	222,133	28,472	—	250,605

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short- Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(6,335)	$(14,587)	$(20,922)
U.S. Large Cap Equity Portfolio	(1,828)	(5,298)	(7,126)
U.S. Large Cap Value Portfolio	(42,941)	(41,781)	(84,722)
U.S. Targeted Value Portfolio	(26,996)	(109,097)	(136,093)
U.S. Small Cap Value Portfolio	(32,234)	(168,043)	(200,277)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Core Equity 1 Portfolio	$(30,464)	$(45,998)	$(76,462)
U.S. Core Equity 2 Portfolio	(46,009)	(72,093)	(118,102)
U.S. Vector Equity Portfolio	(8,005)	(21,668)	(29,673)
U.S. Small Cap Portfolio	(7,371)	(121,832)	(129,203)
U.S. Micro Cap Portfolio	(1,852)	(60,415)	(62,267)
U.S. High Relative Profitability Portfolio	(8,260)	(2,281)	(10,541)
DFA Real Estate Securities Portfolio	(12,982)	—	(12,982)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$56,547	$76,606	$(2,366)	$130,787
U.S. Large Cap Equity Portfolio	—	65,510	1,118,349	1,183,859
U.S. Large Cap Value Portfolio	3,129	665,495	10,740,566	11,409,190
U.S. Targeted Value Portfolio	83,374	726,719	4,577,095	5,387,188
U.S. Small Cap Value Portfolio	123,325	1,148,146	5,786,050	7,057,521
U.S. Core Equity 1 Portfolio	—	865,683	19,656,685	20,522,368
U.S. Core Equity 2 Portfolio	25,049	1,246,047	20,369,182	21,640,278
U.S. Vector Equity Portfolio	14,515	309,253	2,739,749	3,063,517
U.S. Small Cap Portfolio	—	848,751	8,272,675	9,121,426
U.S. Micro Cap Portfolio	—	674,878	3,601,647	4,276,525
U.S. High Relative Profitability Portfolio	7,160	110,029	1,600,233	1,717,422
DFA Real Estate Securities Portfolio	93,898	96,126	5,118,441	5,308,465

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

U.S. Large Cap Equity Portfolio	$6,619
U.S. Large Cap Value Portfolio	505,285
U.S. Targeted Value Portfolio	195,289
U.S. Small Cap Value Portfolio	572,029
U.S. Core Equity 1 Portfolio	151,063
U.S. Core Equity 2 Portfolio	152,348
U.S. Vector Equity Portfolio	23,852
U.S. Small Cap Portfolio	295,476
U.S. Micro Cap Portfolio	27,303
U.S. High Relative Profitability Portfolio	22,636

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$349,005	$3,753	$(16,400)	$(12,647)
U.S. Large Cap Equity Portfolio	1,006,013	876,651	(25,402)	851,249
U.S. Large Cap Value Portfolio	14,897,885	8,923,310	—	8,923,310
U.S. Targeted Value Portfolio	8,775,328	4,130,417	(508,848)	3,621,569
U.S. Small Cap Value Portfolio	10,130,539	4,870,401	(451,805)	4,418,596
U.S. Core Equity 1 Portfolio	14,103,560	16,633,593	(586,406)	16,047,187
U.S. Core Equity 2 Portfolio	15,146,208	17,205,804	(594,448)	16,611,356
U.S. Vector Equity Portfolio	2,566,749	2,277,703	(135,849)	2,141,854
U.S. Small Cap Portfolio	9,146,403	6,197,881	(452,466)	5,745,415
U.S. Micro Cap Portfolio	4,522,357	2,715,501	(288,601)	2,426,900
U.S. High Relative Profitability Portfolio	4,095,369	1,305,389	(148,370)	1,157,019
DFA Real Estate Securities Portfolio	5,808,979	4,872,941	(249,171)	4,623,770

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$10,827	356	$40,799	1,490
Shares Issued in Lieu of Cash Distributions	4,907	168	889	32
Shares Redeemed	(50,264)	(1,639)	(28,559)	(1,012)

Net Increase (Decrease) — Class R1 Shares	$(34,530)	(1,115)	$13,129	510

Class R2 Shares
Shares Issued	$13,605	454	$17,230	605
Shares Issued in Lieu of Cash Distributions	5,001	172	922	34
Shares Redeemed	(18,986)	(636)	(31,502)	(1,173)

Net Increase (Decrease) — Class R2 Shares	$(380)	(10)	$(13,350)	(534)

Institutional Class Shares

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
Shares Issued	$1,417,238	46,869	$2,355,064	82,989
Shares Issued in Lieu of Cash Distributions	843,039	28,771	179,495	6,573
Shares Redeemed	(1,787,136)	(59,128)	(4,429,257)	(160,274)

Net Increase (Decrease) — Institutional Class Shares	$473,141	16,512	$(1,894,698)	(70,712)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$184,612	$390,383
U.S. Targeted Value Portfolio	—	127,625
U.S. Small Cap Value Portfolio	—	176,846
U.S. Core Equity 1 Portfolio	—	277,038
U.S. Core Equity 2 Portfolio	—	289,858
U.S. Vector Equity Portfolio	—	38,482
U.S. Small Cap Portfolio	—	166,942
U.S. Micro Cap Portfolio	—	73,275
U.S. High Relative Profitability Portfolio	—	49,243
DFA Real Estate Securities Portfolio	—	105,836

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)
Enhanced U.S. Large Company Portfolio	$3,720	$3,720

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (2)	Equity Contracts*, (3)
Enhanced U.S. Large Company Portfolio	$(22,052)	$(20)	$(22,032)
U.S. Targeted Value Portfolio	(4,544)	—	(4,544)
U.S. Small Cap Value Portfolio	(10,735)	—	(10,735)
U.S. Core Equity 1 Portfolio	(7,361)	—	(7,361)
U.S. Core Equity 2 Portfolio	(7,785)	—	(7,785)
U.S. Vector Equity Portfolio	(1,054)	—	(1,054)
U.S. Small Cap Portfolio	(4,641)	—	(4,641)
U.S. Micro Cap Portfolio	(2,439)	—	(2,439)
U.S. High Relative Profitability Portfolio	(1,073)	—	(1,073)
DFA Real Estate Securities Portfolio	(5,699)	—	(5,699)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$(1,080)	$947	$(2,027)
U.S. Large Cap Equity Portfolio	(19)	—	(19)*
U.S. Targeted Value Portfolio	(1,152)	—	(1,152)
U.S. Small Cap Value Portfolio	7,482	—	7,482
U.S. Core Equity 1 Portfolio	(14,555)	—	(14,555)
U.S. Core Equity 2 Portfolio	(16,250)	—	(16,250)
U.S. Vector Equity Portfolio	(3,306)	—	(3,306)
U.S. Small Cap Portfolio	(3,353)	—	(3,353)
U.S. Micro Cap Portfolio	(7,358)	—	(7,358)
U.S. High Relative Profitability Portfolio	(4,610)	—	(4,610)
DFA Real Estate Securities Portfolio	326	—	326

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(28,387)	$6,330	$(34,717)
U.S. Targeted Value Portfolio	(7,306)	—	(7,306)
U.S. Small Cap Value Portfolio	(13,969)	—	(13,969)
U.S. Core Equity 1 Portfolio	(14,063)	—	(14,063)
U.S. Core Equity 2 Portfolio	(14,501)	—	(14,501)
U.S. Vector Equity Portfolio	(1,907)	—	(1,907)
U.S. Small Cap Portfolio	(10,329)	—	(10,329)
U.S. Micro Cap Portfolio	(4,297)	—	(4,297)
U.S. High Relative Profitability Portfolio	(2,015)	—	(2,015)
DFA Real Estate Securities Portfolio	(8,097)	—	(8,097)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2022 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
State Street Bank and Trust	$2,455	$2,455	—	—	—	$2,455	—	—	—	—	—	—
HSBC Bank	1,256	1,256	—	—	—	1,256	—	—	—	—	—	—
Bank of America Corp.	—	—	—	—	—	—	$6	$6	—	—	—	$6
Citibank, N.A.	—	—	—	—	—	—	1	1	—	—	—	1
UBS AG	8	8	$(8)	—	—	—	12	12	$(8)	—	—	4

Total	$3,719	$3,719	$(8)	—	—	$3,711	$19	$19	$(8)	—	—	$11

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
U.S. Large Cap Equity Portfolio	0.96%	$8,865	4	$1	$16,742	—
U.S. Vector Equity Portfolio	1.08%	1,245	4	—	1,245	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2022
U.S. Large Cap Equity Portfolio	Borrower	0.44%	$50,231	4	$2	$51,969	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$6,658	$24,911	$3,377
U.S. Targeted Value Portfolio	127,752	67,301	(12,194)
U.S. Small Cap Value Portfolio	229,919	129,047	51,241
U.S. Core Equity 1 Portfolio	64,766	86,004	13,658
U.S. Core Equity 2 Portfolio	49,442	39,127	13,812
U.S. Vector Equity Portfolio	24,053	13,267	6,550
U.S. Small Cap Portfolio	44,058	166,795	23,452
U.S. Micro Cap Portfolio	65,668	24,958	5,835
U.S. High Relative Profitability Portfolio	52,514	44,114	4,115
DFA Real Estate Securities Portfolio	21	42,775	8,856

K. Securities Lending:

As of April 30, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$34,165
U.S. Targeted Value Portfolio	164,612
U.S. Small Cap Value Portfolio	239,058
U.S. Core Equity 1 Portfolio	521,890
U.S. Core Equity 2 Portfolio	559,561
U.S. Vector Equity Portfolio	83,009
U.S. Small Cap Portfolio	383,769
U.S. Micro Cap Portfolio	168,281
U.S. High Relative Profitability Portfolio	1,522
DFA Real Estate Securities Portfolio	165,512

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio
Bonds	$18,613	—	—	—	$18,613
U.S. Large Cap Equity Portfolio
Common Stocks	5,478	—	—	—	5,478
U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	538,165	—	—	—	538,165
U.S. Small Cap Value Portfolio
Common Stocks, Preferred Stocks	674,013	—	—	—	674,013
U.S. Core Equity 1 Portfolio
Common Stocks, Preferred Stocks	542,845	—	—	—	542,845
U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	703,434	—	—	—	703,434
U.S. Vector Equity Portfolio
Common Stocks, Preferred Stocks	160,320	—	—	—	160,320
U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	1,018,401	—	—	—	1,018,401
U.S. Micro Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	552,909	—	—	—	552,909
U.S. High Relative Profitability Portfolio
Common Stocks	156	—	—	—	156

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions DFA Real Estate Securities Portfolio
Common Stocks	$130,624	—	—	—	$130,624

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

During the six months ended April 30, 2022, the Portfolio listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Micro Cap Portfolio	$21,523

O. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the _Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

P. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

Q. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	4	67%
U.S. Large Cap Equity Portfolio-Institutional Class	4	85%
U.S. Large Cap Value Portfolio-Institutional Class	3	66%
U.S. Targeted Value Portfolio-Class R1	6	87%
U.S. Targeted Value Portfolio-Class R2	6	91%
U.S. Targeted Value Portfolio-Institutional Class	3	56%
U.S. Small Cap Value Portfolio-Institutional Class	4	75%
U.S. Core Equity 1 Portfolio-Institutional Class	4	73%
U.S. Core Equity 2 Portfolio-Institutional Class	5	83%
U.S. Vector Equity Portfolio-Institutional Class	4	82%
U.S. Small Cap Portfolio-Institutional Class	3	56%
U.S. Micro Cap Portfolio-Institutional Class	4	79%
U.S. High Relative Profitability Portfolio-Institutional Class	3	87%
DFA Real Estate Securities Portfolio-Institutional Class	4	69%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

R. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each of the Portfolios. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,230.70	0.31%	$1.71

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	0.7%
Communications	1.9%
Consumer, Cyclical	4.9%
Consumer, Non-cyclical	6.0%
Energy	5.7%
Financial	30.1%
Foreign Government	3.7%
Industrial	2.7%
Supranational	1.5%
Technology	2.8%
U.S. Government	38.1%
Utilities	1.9%

100.0%

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (60.6%)
AUSTRALIA — (2.5%)
APT Pipelines Ltd.
4.200%, 03/23/25		4,000	$4,008,360
Bank of New Zealand
Ω 3.500%, 02/20/24		5,250	5,270,276
Glencore Funding LLC
4.125%, 03/12/24		2,225	2,234,549
4.625%, 04/29/24		7,350	7,437,238
Macquarie Bank Ltd.
Ω 2.300%, 01/22/25		2,390	2,309,026
New South Wales Treasury Corp.
5.000%, 08/20/24	AUD	13,500	10,030,203
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	4,800	3,608,250
Westpac Banking Corp.
3.250%, 11/16/23	AUD	10,000	7,094,901

TOTAL AUSTRALIA			41,992,803

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
0.500%, 09/16/24		1,500	1,417,825

CANADA — (8.8%)
Bank of Montreal
2.500%, 06/28/24		3,000	2,947,516
0.625%, 07/09/24		1,350	1,270,680
Bank of Montreal, Floating Rate Note
(r) SOFR + 0.350%, FRN,
0.592%, 12/08/23		7,525	7,481,300
#(r) SOFR + 0.320%, FRN,
0.422%, 07/09/24		2,000	1,977,708
Bank of Nova Scotia
# 0.700%, 04/15/24		11,620	11,046,377
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
#(r) 0.660%, 07/31/24		1,000	992,759
Brookfield Asset Management, Inc.
4.000%, 01/15/25		6,200	6,263,134
Canadian Imperial Bank of Commerce
3.100%, 04/02/24		4,500	4,476,171
1.000%, 10/18/24		5,000	4,698,116
2.250%, 01/28/25		5,000	4,812,327

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce, Floating Rate
Note, SOFR + 0.400%, FRN
(r) 0.656%, 12/14/23		3,000	$2,989,260
Canadian Natural Resources Ltd.
2.950%, 01/15/23		750	751,219
# 3.900%, 02/01/25		8,300	8,310,095
Enbridge, Inc.
4.000%, 10/01/23		7,000	7,066,798
# 2.500%, 01/15/25		2,000	1,939,658
ITC Holdings Corp.
3.650%, 06/15/24		9,000	8,984,963
National Bank of Canada
2.100%, 02/01/23		2,500	2,488,661
0.750%, 08/06/24		9,350	8,784,832
Quebec, Province of Canada
4.200%, 03/10/25	AUD	2,000	1,438,420
Royal Bank of Canada
2.333%, 12/05/23	CAD	25,000	19,186,549
0.650%, 07/29/24		1,750	1,644,810
Royal Bank of Canada, Floating Rate Note
#(r) SOFR + 0.300%, FRN,
0.420%, 01/19/24		1,950	1,935,858
#(r) SOFR + 0.360%, FRN,
0.512%, 07/29/24		7,750	7,708,617
Suncor Energy, Inc.
2.800%, 05/15/23		6,900	6,877,466
Thomson Reuters Corp.
3.850%, 09/29/24		5,000	5,009,861
Toronto-Dominion Bank
2.850%, 03/08/24	CAD	10,000	7,669,326
3.250%, 03/11/24		1,750	1,750,219
0.700%, 09/10/24		4,500	4,237,208
Toronto-Dominion Bank,
Floating Rate Note, SOFR
+ 0.240%, FRN
(r) 0.522%, 01/06/23		3,296	3,290,595

TOTAL CANADA			148,030,503

DENMARK — (0.4%)
Danske Bank AS
5.375%, 01/12/24		6,132	6,254,292
5.375%, 01/12/24		1,000	1,019,943

TOTAL DENMARK			7,274,235

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (2.9%)
BNP Paribas SA
Ω 2.950%,05/23/22		2,000	$2,001,786
#Ω 3.375%,01/09/25		7,000	6,875,629
BPCE SA
# 4.000%,04/15/24		500	504,895
# 2.375%,01/14/25		7,985	7,633,793
Credit Agricole SA
3.875%, 04/15/24		3,550	3,571,967
# 3.250%,10/04/24		5,000	4,950,869
Societe Generale SA
#Ω 3.875%,03/28/24		10,500	10,461,465
Total Capital International SA
# 3.750%,04/10/24		13,004	13,132,536

TOTAL FRANCE			49,132,940

GERMANY — (3.0%)
Bayer U.S. Finance II LLC
Ω 3.875%,12/15/23		3,500	3,527,735
Bayer U.S. Finance LLC
3.375%, 10/08/24		6,000	5,933,506
BMW U.S. Capital LLC
#Ω 0.800%,04/01/24		2,000	1,909,671
0.750%, 08/12/24		2,290	2,168,043
BMW U.S. Capital LLC,
Floating Rate Note, SOFR
+ 0.530%, FRN
(r)Ω 0.800%,04/01/24		8,000	7,987,672
Daimler Finance North
America LLC
Ω 2.550%,08/15/22		1,100	1,101,633
Ω 2.125%,03/10/25		5,000	4,778,588
Deutsche Bank AG
3.950%, 02/27/23		1,695	1,704,894
Kreditanstalt fuer Wiederaufbau
5.000%, 03/19/24	AUD	2,000	1,466,963
1.500%, 07/24/24	AUD	8,800	6,010,975
Landwirtschaftliche Rentenbank
4.750%, 04/08/24	AUD	10,000	7,304,751
NRW Bank
1.600%, 07/31/24	AUD	4,000	2,724,157
Volkswagen Group of
America Finance LLC
Ω 2.700%,09/26/22		4,000	3,998,756

TOTAL GERMANY			50,617,344

IRELAND — (0.6%)

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
# 4.875%,01/16/24		7,500	7,542,585

		Face Amount^	Value†
		(000)
IRELAND — (Continued)
2.875%, 08/14/24		2,450	$2,356,663

TOTAL IRELAND			9,899,248

ITALY —(0.5%)
Republic of Italy Government International Bond
0.875%, 05/06/24		8,000	7,610,352

JAPAN — (5.6%)
Aircastle Ltd.
# 4.125%, 05/01/24		8,900	8,853,360
American Honda Finance Corp.
1.950%, 05/20/22		1,500	1,500,631
3.550%, 01/12/24		3,000	3,020,304
0.550%, 07/12/24		10,000	9,442,074
Mitsubishi UFJ Financial Group, Inc.
2.193%, 02/25/25		9,600	9,204,984
Mizuho Financial Group, Inc.
# 2.601%,09/11/22		2,173	2,178,081
MUFG Bank Ltd.
Ω 3.250%,09/08/24		2,000	1,982,684
Nissan Motor Acceptance Co. LLC
1.125%, 09/16/24		6,750	6,272,958
Nissan Motor Co. Ltd.
3.043%, 09/15/23		3,801	3,763,428
Nomura Holdings, Inc.
2.648%, 01/16/25		8,390	8,124,688
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		9,500	9,310,502
2.348%, 01/15/25		5,500	5,288,779
Sumitomo Mitsui Trust Bank Ltd.
#Ω 0.800%,09/12/23		12,500	12,108,445
#Ω 0.850%,03/25/24		750	714,103
Toyota Motor Credit Corp.
2.500%, 03/22/24		10,000	9,891,639
0.625%, 09/13/24		2,000	1,886,524

TOTAL JAPAN			93,543,184

NETHERLANDS — (0.7%)
Cooperatieve Rabobank UA
2.625%, 07/22/24		6,940	6,799,091
ING Groep NV
3.550%, 04/09/24		5,000	4,989,836

TOTAL NETHERLANDS			11,788,927

NEW ZEALAND — (1.7%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	45,900	28,007,070

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
NEW ZEALAND — (Continued)
New Zealand Local
Government Funding Agency Bond
2.250%, 04/15/24 NZD		1,500	$939,063

TOTAL NEW ZEALAND			28,946,133

SPAIN — (0.8%)
Banco Santander SA
3.496%, 03/24/25		7,000	6,886,265
Santander Holdings USA, Inc.
3.400%, 01/18/23		2,000	2,005,513
# 3.500%, 06/07/24		5,000	4,969,210

TOTAL SPAIN			13,860,988

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
African Development Bank
4.750%, 03/06/24	AUD	12,000	9,178,331
Asian Development Bank
1.100%, 08/15/24	AUD	6,200	4,191,458
European Investment Bank
4.750%, 08/07/24	AUD	1,000	732,454
Inter-American Development Bank
4.750%, 08/27/24	AUD	1,000	732,593
Nordic Investment Bank
4.750%, 02/28/24	AUD	3,300	2,406,795
0.375%, 09/20/24		7,550	7,116,856

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			24,358,487

SWEDEN — (2.1%)
Skandinaviska Enskilda Banken AB
#Ω 0.650%, 09/09/24		26,136	24,496,311
Svensk Exportkredit AB
0.625%, 10/07/24		10,600	10,030,250

TOTAL SWEDEN			34,526,561

SWITZERLAND — (1.0%)
Credit Suisse AG
3.625%, 09/09/24		6,560	6,546,700
UBS AG, Floating Rate Note, SOFR + 0.360%, FRN
(r)Ω 0.536%, 02/09/24		11,000	10,957,056

TOTAL SWITZERLAND			17,503,756

UNITED KINGDOM — (2.7%)
BAT Capital Corp.
3.222%, 08/15/24		9,200	9,072,130

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (Continued)
BP Capital Markets PLC
3.814%, 02/10/24	13,500	$13,617,915
CNH Industrial Capital LLC
1.950%, 07/02/23	4,000	3,937,762
HSBC Holdings PLC
3.600%, 05/25/23	3,200	3,223,819
NatWest Markets PLC
#Ω 2.375%, 05/21/23	2,900	2,869,623
Ω 0.800%, 08/12/24	12,000	11,231,044
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/24	658	649,148

TOTAL UNITED KINGDOM		44,601,441

UNITED STATES — (25.8%)
AbbVie, Inc.
# 2.900%, 11/06/22	6,500	6,517,251
Aetna, Inc.
# 2.750%, 11/15/22	886	887,443
3.500%, 11/15/24	1,600	1,597,780
Air Lease Corp.
2.250%, 01/15/23	2,414	2,405,091
Ally Financial, Inc.
3.875%, 05/21/24	2,500	2,508,600
5.125%, 09/30/24	7,000	7,205,461
American Express Co.
2.500%, 08/01/22	3,569	3,574,797
2.250%, 03/04/25	10,000	9,643,980
American Tower Corp.
3.375%, 05/15/24	1,900	1,894,535
Ameriprise Financial, Inc.
3.000%, 04/02/25	5,000	4,937,796
Anthem, Inc.
2.375%, 01/15/25	11,000	10,651,408
Ares Capital Corp.
4.200%, 06/10/24	9,500	9,505,978
Arrow Electronics, Inc.
3.250%, 09/08/24	1,500	1,483,082
AT&T, Inc.
# 3.950%, 01/15/25	3,000	3,051,038
Bank of America Corp.
# 3.300%, 01/11/23	5,000	5,040,216
# 4.125%, 01/22/24	5,000	5,072,800
Boeing Co.
2.200%, 10/30/22	3,500	3,490,022
Boeing Co. (The)
# 2.800%, 03/01/23	4,000	3,982,881
Booking Holdings, Inc.
# 3.650%, 03/15/25	10,000	10,018,035
Boston Scientific Corp.
# 3.450%, 03/01/24	875	875,899

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 01/15/24	8,000	$8,041,625
Bunge Ltd. Finance Corp.
3.000%, 09/25/22	2,000	2,006,212
Campbell Soup Co.
3.300%, 03/19/25	10,000	9,878,847
Capital One Financial Corp.
# 3.300%, 10/30/24	1,486	1,466,934
# 3.200%, 02/05/25	6,400	6,289,900
Cardinal Health, Inc.
# 3.079%, 06/15/24	9,750	9,660,996
Carrier Global Corp.
2.242%, 02/15/25	1,244	1,190,830
Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r) 0.770%, 03/18/24	3,073	3,069,138
Cigna Corp.
3.750%, 07/15/23	1,163	1,172,916
Cintas Corp. No. 2
3.450%, 05/01/25	2,200	2,190,746
CNA Financial Corp.
3.950%, 05/15/24	2,000	2,012,320
Discovery Communications LLC
# 3.800%, 03/13/24	8,000	7,999,949
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24	1,827	1,782,821
eBay, Inc.
2.750%, 01/30/23	3,800	3,804,136
Edison International
2.400%, 09/15/22	2,400	2,391,050
2.950%, 03/15/23	1,522	1,516,642
3.550%, 11/15/24	2,000	1,975,973
4.950%, 04/15/25	3,000	3,052,111
Energy Transfer LP/Regency Energy Finance Corp.
4.500%, 11/01/23	9,000	9,080,944
Fiserv, Inc.
# 2.750%, 07/01/24	5,000	4,923,301
General Motors Financial Co., Inc.
3.550%, 07/08/22	1,088	1,091,942
# 3.250%, 01/05/23	4,350	4,367,974
5.100%, 01/17/24	2,000	2,044,826
# 1.200%, 10/15/24	2,000	1,877,505
Georgia-Pacific LLC
3.600%, 03/01/25	2,000	2,001,309
GlaxoSmithKline Capital PLC
3.000%, 06/01/24	4,361	4,348,684
Global Payments, Inc.
3.750%, 06/01/23	4,000	4,018,802

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
2.650%, 02/15/25	3,000	$2,894,974
Goldman Sachs Group, Inc.
# 3.200%, 02/23/23	4,500	4,515,843
3.500%, 01/23/25	5,000	4,952,704
Goldman Sachs Group, Inc. (The)
# 3.625%, 01/22/23	1,503	1,514,265
Harley-Davidson Financial Services, Inc.
3.350%, 02/15/23	1,200	1,200,111
Hewlett Packard Enterprise Co.
1.450%, 04/01/24	10,750	10,358,501
International Business Machines Corp.
3.625%, 02/12/24	1,750	1,763,764
3.000%, 05/15/24	11,000	10,947,191
John Deere Capital Corp.
# 2.050%, 01/09/25	7,000	6,802,062
JPMorgan Chase & Co.
3.250%, 09/23/22	4,112	4,135,563
3.625%, 05/13/24	493	497,070
# 3.125%, 01/23/25	8,500	8,403,392
Kinder Morgan EnergyPartners LP
3.950%, 09/01/22	2,120	2,121,602
Kinder Morgan, Inc.
#Ω 5.625%, 11/15/23	4,336	4,443,356
Laboratory Corp. of America Holdings
3.600%, 02/01/25	763	759,459
Lennar Corp.
# 4.500%, 04/30/24	5,000	5,073,701
LyondellBasell Industries NV
5.750%, 04/15/24	570	589,409
Marathon Petroleum Corp.
# 3.625%, 09/15/24	5,000	4,975,139
Medtronic, Inc.
3.500%, 03/15/25	5,000	5,016,416
Morgan Stanley
3.125%, 01/23/23	7,700	7,730,300
3.875%, 04/29/24	7,253	7,301,828
MPLX LP
4.875%, 12/01/24	3,750	3,821,836
Mylan, Inc.
3.125%, 01/15/23	5,000	5,000,741
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.540%, FRN
#(r) 0.764%, 03/01/23	7,000	6,991,716
Nuveen Finance LLC
4.125%, 11/01/24	11,250	11,313,038

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Oracle Corp.
# 2.950%, 11/15/24	10,000	$9,793,746
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.250%, 01/17/23	4,000	4,037,320
4.125%, 08/01/23	2,022	2,036,147
Raytheon Technologies Corp.
# 3.200%, 03/15/24	4,040	4,047,091
Ryder System, Inc.
# 3.650%, 03/18/24	8,033	8,005,054
Schlumberger Holdings Corp.
#Ω 3.750%, 05/01/24	7,600	7,646,158
Simon Property Group LP
2.000%, 09/13/24	7,937	7,692,939
Southwest Airlines Co.
4.750%, 05/04/23	4,750	4,832,832
Stellantis NV
5.250%, 04/15/23	7,040	7,158,906
UnitedHealth Group, Inc.
# 3.500%, 02/15/24	12,000	12,097,622
Unum Group
4.000%, 03/15/24	1,119	1,125,654
Ventas Realty LP
2.650%, 01/15/25	1,000	968,292
# 3.500%, 02/01/25	9,600	9,503,055
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r) 0.772%, 03/22/24	811	809,495
Vornado Realty LP
3.500%, 01/15/25	8,357	8,261,823
Waste Management, Inc.
2.400%, 05/15/23	2,207	2,197,893
Wells Fargo & Co.
# 3.300%, 09/09/24	10,000	9,963,665
3.000%, 02/19/25	5,000	4,910,121

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Williams Cos., Inc.
3.350%, 08/15/22	995	$995,379
Williams Cos., Inc. (The)
3.700%, 01/15/23	7,000	7,031,529
3.900%, 01/15/25	1,500	1,496,506

TOTAL UNITED STATES		435,337,734

TOTAL BONDS		1,020,442,461

U.S. TREASURY OBLIGATIONS — (37.3%)
U.S. Treasury Note
~« 0.250%, 06/15/24	46,000	43,626,328
U.S. Treasury Notes
0.125%, 08/31/23	64,000	62,047,500
~« 0.125%, 09/15/23	62,000	60,069,766
0.500%, 11/30/23	160,000	154,843,750
0.750%, 12/31/23	14,000	13,572,344
0.875%, 01/31/24	14,000	13,575,625
~« 0.375%,04/15/24	145,500	139,054,804
0.250%, 05/15/24	117,000	111,264,258
~« 0.375%,08/15/24	33,000	31,224,961

TOTAL U.S. TREASURY OBLIGATIONS		629,279,336

TOTAL INVESTMENT SECURITIES (Cost $1,702,293,539)		1,649,721,797

	Shares
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	3,036,114	35,118,732

TOTAL INVESTMENTS (100.0%) (Cost $1,737,412,681)		$1,684,840,529

As of April 30, 2022, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	31,400,534	NZD	45,232,274	HSBC Bank	05/02/22	$2,198,583
USD	28,976,705	NZD	44,833,448	Bank of America Corp.	06/02/22	30,919
USD	53,108,314	NOK	476,653,713	HSBC Bank	06/14/22	2,283,299
USD	11,562,968	AUD	16,175,916	HSBC Bank	07/08/22	120,411
USD	11,408,906	AUD	16,060,557	Royal Bank of Scotland	07/08/22	47,951
USD	35,834,606	AUD	48,771,627	State Street Bank and Trust	07/08/22	1,334,418

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	49,501,131	CAD	62,665,298	State Street Bank and Trust	07/12/22	$732,853

Total Appreciation						$6,748,434
NZD	45,232,274	USD	29,238,594	Bank of America Corp.	05/02/22	$(36,643)
NOK	246,072,116	USD	28,173,917	HSBC Bank	06/14/22	(1,935,542)
NOK	230,581,597	USD	26,511,399	Royal Bank of Scotland	06/14/22	(1,924,759)
CAD	27,867,258	USD	21,712,183	BNY Mellon	07/12/22	(24,931)

Total (Depreciation)						$(3,921,875)

Total Appreciation (Depreciation)						$2,826,559

As of April 30, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	128	07/14/22	$ 4,730,716	$5,206,400	$475,684
CBOT Soybean Futures	58	07/14/22	4,630,342	4,885,775	255,433
CBOT Soybean Meal Futures	59	07/14/22	2,647,637	2,550,570	(97,067)
CBOT Soybean Oil Futures	62	07/14/22	2,640,224	3,131,496	491,272
CBOT Wheat Futures	53	07/14/22	2,694,074	2,797,737	103,663
CME Lean Hogs Futures	36	06/14/22	1,705,810	1,531,800	(174,010)
CME Live Cattle Futures	95	06/30/22	2,087,316	2,037,560	(49,756)
CME Live Cattle Futures	45	06/30/22	2,465,756	2,387,700	(78,056)
COMEX Copper Futures	34	07/27/22	4,046,890	3,747,225	(299,665)
Comex Gold 100 Troy Oz. Futures	58	06/28/22	11,274,033	11,087,860	(186,173)
Ice Brent Crude Oil Futures	59	05/31/22	6,114,428	6,321,261	206,833
ICE Gasoil Futures	26	07/12/22	2,500,040	2,859,350	359,310
KCBT Hard Red Winter Wheat Futures	30	07/14/22	1,633,962	1,658,625	24,663
LME Nickel Futures	18	05/16/22	2,486,643	3,428,676	942,033
LME Nickel Futures	15	07/18/22	3,024,572	2,859,030	(165,542)
LME Primary Aluminium Futures	69	05/16/22	5,521,755	5,236,238	(285,517)
LME Primary Aluminum Futures	40	07/18/22	3,365,868	3,050,250	(315,618)
LME Silver Futures	29	07/27/22	3,583,494	3,347,325	(236,169)
LME Zinc Futures	41	05/16/22	3,808,117	4,244,781	436,664
LME Zinc Futures	24	07/18/22	2,512,608	2,467,650	(44,958)
NYBOT CSC ’C’ Coffee Futures	22	07/19/22	1,865,425	1,832,325	(33,100)
NYBOT CTN No. 2 Cotton Futures	18	07/07/22	1,203,010	1,310,670	107,660
NYMEX Henry Hub Natural Gas Futures	149	06/28/22	9,351,393	10,958,950	1,607,557
NYMEX NY Harbor ULSD Futures	14	06/30/22	1,900,035	2,174,130	274,095
RBOB Gasoline Futures	15	06/30/22	1,961,652	2,125,872	164,220
WTI Crude Futures	70	06/21/22	7,030,505	7,205,800	175,295

Total			$96,786,305	$100,445,056	$3,658,751
Short Position contracts:
LME Nickel Futures	(18)	05/16/22	(3,410,235)	(3,428,676)	(18,441)
LME Primary Aluminum Futures.	(69)	05/16/22	(5,824,156)	(5,236,238)	587,918
LME Zinc Futures	(41)	05/16/22	(4,094,322)	(4,244,781)	(150,459)
Total			$(13,328,713)	$(12,909,695)	$419,018

Total Futures Contracts			$83,457,592	$87,535,361	$4,077,769

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of April 30, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount	Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM			3 Month USD UST 13-Week Bill High
Total Return Index (1)	Bank of America Corp.	USD 196,347,423	Discount Rate plus 0.14%	06/28/22	—	—	$(635,675)	$(635,675)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD 203,554,365	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/28/22	—	—	(665,538)	(665,538)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD 264,113,213	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	06/28/22	—	—	(861,180)	(861,180)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD 101,300,151	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/28/22	—	—	(233,103)	(233,103)
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD 276,927,633	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/26/22	—	—	5,967,216	5,967,216
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD 236,541,428	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/26/22	—	—	4,854,430	4,854,430
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD 555,897,428	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/29/22	—	—	(888,698)	(888,698)

Total					—	—	$7,537,452	$7,537,452

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.59%	$7,012,800
CBOT Corn Futures	5.93%	11,652,593
NYMEX Light Sweet Crude Oil Futures	8.26%	16,226,421
ICE Brent Crude Oil Futures	6.92%	13,596,189
NYBOT CTN No. 2 Cotton Futures	1.50%	2,952,375
COMEX Gold 100 Troy Oz. Futures	12.67%	24,875,131
COMEX Copper Futures	4.31%	8,455,257

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
NYMEX NY Harbor ULSD Futures	2.44%	4,793,971
NYBOT CSC ’C’ Coffee Futures	2.06%	4,053,559
KCBT Hard Red Winter Wheat Futures	1.89%	3,703,341
LME Primary Aluminum Futures	3.49%	6,858,074
CME Live Cattle Futures	2.78%	5,456,084
CME Lean Hogs Futures	1.83%	3,600,671
LME Nickel Futures	3.33%	6,531,294
LME Zinc Futures	2.84%	5,571,755
NYMEX Henry Hub Natural Gas Futures	12.56%	24,664,223
ICE Gasoil Futures	3.26%	6,405,864
CBOT Soybean Futures	5.54%	10,876,533
NYBOT CSC No. 11 World Sugar Futures	2.32%	4,551,254
COMEX Silver Futures	3.89%	7,640,115
CBOT Soybean Meal Futures	2.92%	5,728,055
CBOT Wheat Futures	3.17%	6,232,039
NYMEX Reformulated Gasoline Blend Futures	2.50%	4,909,825

Total Notional Amount		$196,347,423

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.28%	$8,710,539
CBOT Corn Futures	7.15%	14,548,584
NYMEX Light Sweet Crude Oil Futures	8.14%	16,560,491
ICE Brent Crude Oil Futures	7.09%	14,433,604
NYBOT CTN No. 2 Cotton Futures	1.73%	3,525,527
COMEX Gold 100 Troy Oz. Futures	10.15%	20,654,631
COMEX Copper Futures	3.45%	7,032,310
NYMEX NY Harbor ULSD Futures	2.94%	5,990,466
NYBOT CSC ’C’ Coffee Futures	1.66%	3,374,332
KCBT Hard Red Winter Wheat Futures	1.91%	3,892,474
LME Primary Aluminum Futures	3.52%	7,167,972
CME Live Cattle Futures	2.20%	4,482,081
CME Lean Hogs Futures	2.27%	4,619,861
LME Nickel Futures	2.67%	5,442,067
LME Zinc Futures	2.87%	5,831,930
NYMEX Henry Hub Natural Gas Futures	12.62%	25,671,629
ICE Gasoil Futures	3.93%	8,004,660
CBOT Soybean Futures	6.73%	13,703,293
NYBOT CSC No. 11 World Sugar Futures	1.86%	3,791,447
COMEX Silver Futures	3.13%	6,364,640
CBOT Soybean Meal Futures	3.57%	7,268,308
CBOT Wheat Futures	3.21%	6,538,353
NYMEX Reformulated Gasoline Blend Futures	2.92%	5,945,166

Total Notional Amount		$203,554,365

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.28%	$11,301,986
CBOT Corn Futures	7.15%	18,876,889
NYMEX Light Sweet Crude Oil Futures	8.14%	21,487,353
ICE Brent Crude Oil Futures	7.09%	18,727,702
NYBOT CTN No. 2 Cotton Futures	1.73%	4,574,395
COMEX Gold 100 Troy Oz. Futures	10.15%	26,799,528
COMEX Copper Futures	3.45%	9,124,471
NYMEX NY Harbor ULSD Futures	2.94%	7,772,672
NYBOT CSC ’C’ Coffee Futures	1.66%	4,378,219
KCBT Hard Red Winter Wheat Futures	1.91%	5,050,512
LME Primary Aluminum Futures	3.52%	9,300,494
CME Live Cattle Futures	2.20%	5,815,531
CME Lean Hogs Futures	2.27%	5,994,302
LME Nickel Futures	2.67%	7,061,120
LME Zinc Futures	2.87%	7,566,970
NYMEX Henry Hub Natural Gas Futures	12.62%	33,309,120
ICE Gasoil Futures	3.93%	10,386,103
CBOT Soybean Futures	6.73%	17,780,119
NYBOT CSC No. 11 World Sugar Futures	1.86%	4,919,429
COMEX Silver Futures	3.13%	8,258,165
CBOT Soybean Meal Futures	3.57%	9,430,680
CBOT Wheat Futures	3.21%	8,483,558
NYMEX Reformulated Gasoline Blend Futures	2.92%	7,713,895

Total Notional Amount		$264,113,213

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.59%	$3,618,065
CBOT Corn Futures	5.93%	6,011,841
NYMEX Light Sweet Crude Oil Futures	8.26%	8,371,584
ICE Brent Crude Oil Futures	6.92%	7,014,586
NYBOT CTN No. 2 Cotton Futures	1.50%	1,523,198
COMEX Gold 100 Troy Oz. Futures	12.67%	12,833,654
COMEX Copper Futures	4.31%	4,362,262
NYMEX NY Harbor ULSD Futures	2.44%	2,473,320
NYBOT CSC ’C’ Coffee Futures	2.06%	2,091,324
KCBT Hard Red Winter Wheat Futures	1.89%	1,910,639
LME Primary Aluminum Futures	3.49%	3,538,238
CME Live Cattle Futures	2.78%	2,814,919
CME Lean Hogs Futures	1.83%	1,857,669
LME Nickel Futures	3.33%	3,369,645
LME Zinc Futures	2.84%	2,874,596
NYMEX Henry Hub Natural Gas Futures	12.56%	12,724,840
ICE Gasoil Futures	3.26%	3,304,932
CBOT Soybean Futures	5.54%	5,611,453
NYBOT CSC No. 11 World Sugar Futures	2.32%	2,348,096
COMEX Silver Futures	3.89%	3,941,711
CBOT Soybean Meal Futures	2.92%	2,955,235

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	3.17%	3,215,252
NYMEX Reformulated Gasoline Blend Futures	2.50%	2,533,092

Total Notional Amount		$101,300,151

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.28%	$11,850,343
CBOT Corn Futures	7.15%	19,792,771
NYMEX Light Sweet Crude Oil Futures	8.14%	22,529,890
ICE Brent Crude Oil Futures	7.09%	19,636,345
NYBOT CTN No. 2 Cotton Futures	1.73%	4,796,339
COMEX Gold 100 Troy Oz. Futures	10.15%	28,099,805
COMEX Copper Futures	3.45%	9,567,178
NYMEX NY Harbor ULSD Futures	2.94%	8,149,791
NYBOT CSC ’C’ Coffee Futures	1.66%	4,590,644
KCBT Hard Red Winter Wheat Futures	1.91%	5,295,556
LME Primary Aluminum Futures	3.52%	9,751,742
CME Live Cattle Futures	2.20%	6,097,693
CME Lean Hogs Futures	2.27%	6,285,138
LME Nickel Futures	2.67%	7,403,716
LME Zinc Futures	2.87%	7,934,110
NYMEX Henry Hub Natural Gas Futures	12.62%	34,925,233
ICE Gasoil Futures	3.93%	10,890,023
CBOT Soybean Futures	6.73%	18,642,787
NYBOT CSC No. 11 World Sugar Futures	1.86%	5,158,113
COMEX Silver Futures	3.13%	8,658,840
CBOT Soybean Meal Futures	3.57%	9,888,244
CBOT Wheat Futures	3.21%	8,895,169
NYMEX Reformulated Gasoline Blend Futures	2.92%	8,088,163

Total Notional Amount		$276,927,633

(6)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.59%	$8,448,380
CBOT Corn Futures	5.93%	14,037,979
NYMEX Light Sweet Crude Oil Futures	8.26%	19,548,109
ICE Brent Crude Oil Futures	6.92%	16,379,446
NYBOT CTN No. 2 Cotton Futures	1.50%	3,556,751
COMEX Gold 100 Troy Oz. Futures	12.67%	29,967,284
COMEX Copper Futures	4.31%	10,186,121
NYMEX NY Harbor ULSD Futures	2.44%	5,775,338
NYBOT CSC ’C’ Coffee Futures	2.06%	4,883,357
KCBT Hard Red Winter Wheat Futures	1.89%	4,461,447
LME Primary Aluminum Futures	3.49%	8,261,981
CME Live Cattle Futures	2.78%	6,572,991
CME Lean Hogs Futures	1.83%	4,337,759

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Nickel Futures	3.33%	7,868,306
LME Zinc Futures	2.84%	6,712,341
NYMEX Henry Hub Natural Gas Futures	12.56%	29,713,201
ICE Gasoil Futures	3.26%	7,717,199
CBOT Soybean Futures	5.54%	13,103,053
NYBOT CSC No. 11 World Sugar Futures	2.32%	5,482,935
COMEX Silver Futures	3.89%	9,204,113
CBOT Soybean Meal Futures	2.92%	6,900,637
CBOT Wheat Futures	3.17%	7,507,791
NYMEX Reformulated Gasoline Blend Futures	2.50%	5,914,909

Total Notional Amount		$236,541,428

(7)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.59%	$19,854,589
CBOT Corn Futures	5.93%	32,990,739
NYMEX Light Sweet Crude Oil Futures	8.26%	45,940,129
ICE Brent Crude Oil Futures	6.92%	38,493,433
NYBOT CTN No. 2 Cotton Futures	1.50%	8,358,743
COMEX Gold 100 Troy Oz. Futures	12.67%	70,426,299
COMEX Copper Futures	4.31%	23,938,464
NYMEX NY Harbor ULSD Futures	2.44%	13,572,657
NYBOT CSC ’C’ Coffee Futures	2.06%	11,476,406
KCBT Hard Red Winter Wheat Futures	1.89%	10,484,873
LME Primary Aluminum Futures	3.49%	19,416,532
CME Live Cattle Futures	2.78%	15,447,225
CME Lean Hogs Futures	1.83%	10,194,193
LME Nickel Futures	3.33%	18,491,352
LME Zinc Futures	2.84%	15,774,712
NYMEX Henry Hub Natural Gas Futures	12.56%	69,829,172
ICE Gasoil Futures	3.26%	18,136,236
CBOT Soybean Futures	5.54%	30,793,562
NYBOT CSC No. 11 World Sugar Futures	2.32%	12,885,477
COMEX Silver Futures	3.89%	21,630,640
CBOT Soybean Meal Futures	2.92%	16,217,229
CBOT Wheat Futures	3.17%	17,644,104
NYMEX Reformulated Gasoline Blend Futures	2.50%	13,900,662

Total Notional Amount		$555,897,428

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$41,992,803	—	$41,992,803
Austria	—	1,417,825	—	1,417,825
Canada	—	148,030,503	—	148,030,503

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$7,274,235	—	$7,274,235
France	—	49,132,940	—	49,132,940
Germany	—	50,617,344	—	50,617,344
Ireland	—	9,899,248	—	9,899,248
Italy	—	7,610,352	—	7,610,352
Japan	—	93,543,184	—	93,543,184
Netherlands	—	11,788,927	—	11,788,927
New Zealand	—	28,946,133	—	28,946,133
Spain	—	13,860,988	—	13,860,988
Supranational Organization Obligations	—	24,358,487	—	24,358,487
Sweden	—	34,526,561	—	34,526,561
Switzerland	—	17,503,756	—	17,503,756
United Kingdom	—	44,601,441	—	44,601,441
United States	—	435,337,734	—	435,337,734
U.S. Treasury Obligations	—	629,279,336	—	629,279,336
Securities Lending Collateral	—	35,118,732	—	35,118,732
Forward Currency Contracts**	—	2,826,559	—	2,826,559
Futures Contracts**	$4,077,769	—	—	4,077,769
Swap Agreements**	—	7,537,452	—	7,537,452

TOTAL	$4,077,769	$1,695,204,540	—	$1,699,282,309

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $34,347 of securities on loan)	$1,649,722
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $35,119)	35,119
Foreign Currencies at Value	2
Segregated Cash for Swaps Contracts	31,685
Cash	328,396
Receivables:
Investment Securities Sold	6,804
Dividends and Interest	7,734
Securities Lending Income	4
Fund Shares Sold	2,499
Futures Margin Variation	1,306
Unrealized Gain on Swap Contracts	10,822
Unrealized Gain on Forward Currency Contracts	6,748
Prepaid Expenses and Other Assets	658

Total Assets	2,081,499

LIABILITIES:
Payables:
Upon Return of Securities Loaned	35,137
Investment Securities Purchased	40,847
Fund Shares Redeemed	2,894
Due to Advisor	441
Due to Broker	30,792
Unrealized Loss on Swap Contracts	3,284
Unrealized Loss on Forward Currency Contracts	3,922
Unrealized Loss on Foreign Currency Contracts	87
Accrued Expenses and Other Liabilities	312

Total Liabilities	117,716

NET ASSETS	$1,963,783

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	323,613,648

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.07

Investment Securities at Cost	$1,702,294

Foreign Currencies at Cost	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$2,216,284
Total Distributable Earnings (Loss)	(252,501)

NET ASSETS	$1,963,783

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$7,109
Income from Securities Lending	10

Total Investment Income	7,119

Expenses
Investment Management Fees	3,019
Accounting & Transfer Agent Fees	105
Custodian Fees	38
Filing Fees	56
Shareholders’ Reports	60
Directors’/Trustees’ Fees & Expenses	(6)
Professional Fees	12
Other	37

Total Expenses	3,321

Fees Waived, Expenses Reimbursed by Advisor (Note D)	683
Fees Paid Indirectly (Note D)	6

Net Expenses	2,632

Net Investment Income (Loss)	4,487

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(23,147)
Affiliated Investment Companies Shares Sold	1
Futures	11,859
Swap Contracts	338,736
Foreign Currency Transactions	1
Forward Currency Contracts	7,424
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(43,893)
Futures	3,359
Swap Contracts	37,151
Translation of Foreign Currency-Denominated Amounts	(71)
Forward Currency Contracts	4,068

Net Realized and Unrealized Gain (Loss)	335,488

Net Increase (Decrease) in Net Assets Resulting from Operations	$339,975

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,487	$3,378
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(23,147)	4,785
Affiliated Investment Companies Shares Sold	1	—
Futures	11,859	40,432
Swap Contracts	338,736	505,196
Foreign Currency Transactions	1	34
Forward Currency Contracts	7,424	(571)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(43,893)	(14,473)
Futures	3,359	599
Swap Contracts	37,151	(13,549)
Translation of Foreign Currency-Denominated Amounts	(71)	26
Forward Currency Contracts	4,068	(1,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	339,975	524,246

Distributions:
Institutional Class Shares	(494,901)	(3,525)
Capital Share Transactions (1):
Shares Issued	567,463	597,773
Shares Issued in Lieu of Cash Distributions	471,848	3,293
Shares Redeemed	(686,388)	(452,428)

Net Increase (Decrease) from Capital Share Transactions	352,923	148,638

Total Increase (Decrease) in Net Assets	197,997	669,359
Net Assets
Beginning of Period	1,765,786	1,096,427

End of Period	$1,963,783	$1,765,786

(1) Shares Issued and Redeemed:
Shares Issued	104,048	96,905
Shares Issued in Lieu of Cash Distributions	103,475	622
Shares Redeemed	(127,040)	(73,709)

Net Increase (Decrease) from Shares Issued and Redeemed	80,483	23,818

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$7.26		$5.00	$5.46	$5.68	$5.98	$5.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.02		0.01	0.06	0.11	0.10	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.94		2.27	(0.46)	(0.22)	(0.25)	0.11

Total from Investment Operations	0.96		2.28	(0.40)	(0.11)	(0.15)	0.18

Less Distributions:
Net Investment Income	(2.15)		(0.02)	(0.06)	(0.11)	(0.15)	(0.08)

Total Distributions	(2.15)		(0.02)	(0.06)	(0.11)	(0.15)	(0.08)

Net Asset Value, End of Period	$6.07		$7.26	$5.00	$5.46	$5.68	$5.98

Total Return	23.07	%(B)	45.67%	(7.41%)	(1.99%)	(2.43%)	3.15%

Net Assets, End of Period (thousands)	$1,963,783		$1,765,786	$1,096,427	$1,579,044	$1,995,988	$1,728,321
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.31%	0.33%	0.33%	0.32%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40	%(C)	0.40%	0.41%	0.41%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets	0.54	%(C)	0.24%	1.15%	1.99%	1.61%	1.17%
Portfolio Turnover Rate	74	%(B)	114%	71%	38%	78%	102%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2022, the Portfolio held a $411,451,275 investment in the Subsidiary, representing 20.82% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2022, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2022, approximately $683 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$12

F. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$732,160	$846,724	$498,374	$308,193

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$4,237	$109,629	$78,748	$1	—	$35,119	3,036	$16	—

Total	$4,237	$109,629	$78,748	$1	—	$35,119	3,036	$16	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2020	$16,600	—	—	$16,600
2021	3,525	—	—	3,525

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(54,996)	—	$(54,996)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$494,389	—	$(6,346)	$(585,536)	$(97,493)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$6,346	$6,346

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Commodity Strategy Portfolio	$351

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$3,368,385	$6,775	$(1,105,373)	$(1,098,598)

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward
	Currency		Swap
	Contracts*	Futures**	Contracts***
DFA Commodity Strategy Portfolio	$303,860	$92,577	$1,607,992

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts
***	Average Notional Value of agreements

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)	Commodity Futures Contracts*, (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$23,782	$6,748	$6,212	$10,822

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(9,341)	$(3,922)	$(2,135)	$(3,284)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(6)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$358,019	$7,424	$11,859	$338,736

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$44,578	$4,068	$3,359	$37,151

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2022 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Consolidated					of	Consolidated
		Assets	Statement of Assets					Liabilities	Statement of Assets
		Presented	and Liabilities					Presented	and Liabilities
		in the						in the
	Gross	Consolidated					Gross	Consolidated
	Amounts of	Statement					Amounts of	Statement
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
DFA Commodity Strategy Portfolio
HSBC Bank	$4,602	$4,602	$(1,935)	—	—	$2,667	$1,935	$1,935	$(1,935)	—	—	—
Royal Bank of Scotland	48	48	(48)	—	—	—	1,925	1,925	(48)	—	—	$1,877
Credit Suisse	10,822	10,822	—	—	$(9,810)	1,012	—	—	—	—	—	—
Bank of America Corp	31	31	(31)	—	—	—	1,338	1,338	(31)	$(1,307)	—	—
Citibank, N.A	—	—	—	—	—	—	1,094	1,094	—	(1,094)	—	—
UBS AG	—	—	—	—	—	—	889	889	—	(889)	—	—
State Street Bank and Trust	2,067	2,067	—	—	—	2,067	—	—	—	—	—	—
BNY Mellon	—	—	—	—	—	—	25	25	—	—	—	25

Total	$17,570	$17,570	$(2,014)	—	$(9,810)	$5,746	$7,206	$7,206	$(2,014)	$(3,290)	—	$1,902

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2022.

J. Securities Lending:

As of April 30, 2022, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio
Bonds	$35,137	—	—	—	$35,137

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

N. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	4	60%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including the Portfolio. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2.David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3.George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4.Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5.Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6.Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7.Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8.Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9.Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$903.30	0.08%	$0.38
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	8.6%
Consumer Discretionary	11.4%
Consumer Staples	6.8%
Energy	4.2%
Financials	11.0%
Health Care	14.2%
Industrials	8.0%
Information Technology	27.2%
Materials	2.8%
Real Estate	2.9%
Utilities	2.9%

100.0%

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (8.6%)
* Alphabet, Inc., Class A	90,994	$207,665,597	2.0%
* Alphabet, Inc., Class C	84,038	193,231,095	1.8%
Comcast Corp., Class A	1,368,688	54,419,035	0.5%
* Facebook, Inc., Class A	698,620	140,052,351	1.3%
Verizon Communications, Inc	1,270,120	58,806,556	0.6%
* Walt Disney Co	550,839	61,490,158	0.6%
Other Securities		197,660,400	1.8%

TOTAL COMMUNICATION SERVICES		913,325,192	8.6%

CONSUMER DISCRETIONARY — (11.4%)
* Amazon.com, Inc	132,399	329,094,926	3.1%
Home Depot, Inc	315,938	94,907,775	0.9%
McDonald’s Corp	226,082	56,330,591	0.5%
NIKE, Inc., Class B	386,392	48,183,082	0.5%
* Tesla, Inc	253,280	220,546,093	2.1%
Other Securities		461,794,124	4.3%

TOTAL CONSUMER DISCRETIONARY		1,210,856,591	11.4%

CONSUMER STAPLES — (6.8%)
Coca-Cola Co	1,176,170	75,992,344	0.7%
Costco Wholesale Corp	134,162	71,336,619	0.7%
PepsiCo, Inc	418,568	71,872,311	0.7%
Philip Morris International, Inc	468,736	46,873,600	0.4%
Procter & Gamble Co	725,241	116,437,443	1.1%
Walmart, Inc	428,016	65,482,168	0.6%
Other Securities		272,712,604	2.6%

TOTAL CONSUMER STAPLES		720,707,089	6.8%

ENERGY — (4.1%)
Chevron Corp	583,228	91,374,331	0.9%
Exxon Mobil Corp	1,280,881	109,195,105	1.0%
Other Securities		240,384,884	2.3%

TOTAL ENERGY		440,954,320	4.2%

FINANCIALS — (10.9%)
Bank of America Corp	2,150,691	76,736,655	0.7%
* Berkshire Hathaway, Inc., Class B	554,089	178,876,552	1.7%
JPMorgan Chase & Co	894,126	106,722,879	1.0%
Wells Fargo & Co	1,175,663	51,294,177	0.5%
Other Securities		744,907,949	7.0%

TOTAL FINANCIALS		1,158,538,212	10.9%

HEALTH CARE — (14.1%)
Abbott Laboratories	535,002	60,722,727	0.6%
AbbVie, Inc	534,879	78,563,028	0.7%
Bristol-Myers Squibb Co	659,480	49,639,060	0.5%
Danaher Corp	192,530	48,350,059	0.5%
Eli Lilly & Co	240,219	70,175,176	0.7%

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	796,502	$143,736,751	1.4%
Medtronic PLC	407,041	42,478,799	0.4%
Merck & Co., Inc.	764,233	67,779,825	0.6%
Pfizer, Inc.	1,698,193	83,330,330	0.8%
Thermo Fisher Scientific, Inc.	119,221	65,919,675	0.6%
UnitedHealth Group, Inc.	284,960	144,916,408	1.4%
Other Securities		645,570,278	5.9%

TOTAL HEALTH CARE		1,501,182,116	14.1%

INDUSTRIALS — (7.9%)
Raytheon Technologies Corp.	451,687	42,869,613	0.4%
Union Pacific Corp.	192,696	45,146,746	0.4%
Other Securities		754,005,308	7.1%

TOTAL INDUSTRIALS		842,021,667	7.9%

INFORMATION TECHNOLOGY — (27.1%)
Accenture PLC, Class A	191,214	57,433,037	0.5%
* Adobe, Inc.	142,715	56,508,004	0.5%
Apple, Inc.	4,690,629	739,477,819	7.0%
Broadcom, Inc.	124,917	69,252,736	0.7%
Cisco Systems, Inc.	1,276,052	62,501,027	0.6%
Intel Corp.	1,231,998	53,702,793	0.5%
Mastercard, Inc., Class A	261,122	94,886,512	0.9%
Microsoft Corp.	2,268,204	629,471,974	5.9%
NVIDIA Corp.	756,384	140,286,540	1.3%
QUALCOMM, Inc.	340,978	47,631,217	0.5%
* Salesforce, Inc.	298,015	52,432,759	0.5%
Texas Instruments, Inc.	279,422	47,571,595	0.5%
# Visa, Inc., Class A	501,762	106,940,535	1.0%
Other Securities		720,881,697	6.7%

TOTAL INFORMATION TECHNOLOGY		2,878,978,245	27.1%

MATERIALS — (2.8%)
Linde PLC	155,075	48,377,197	0.5%
Other Securities		244,115,245	2.3%

TOTAL MATERIALS		292,492,442	2.8%

REAL ESTATE — (2.9%)
Other Securities		309,064,187	2.9%

UTILITIES — (2.9%)
Other Securities		304,055,837	2.9%

TOTAL COMMON STOCKS (Cost $2,980,717,823)		10,572,175,898	99.6%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	33,905,627	33,905,627	0.3%

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	1,631,855	$18,875,665	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,033,499,162)		$10,624,957,190	100.1%

As of April 30, 2022, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	201	06/17/22	$44,379,053	$41,481,375	$(2,897,678)

Total Futures Contracts			$44,379,053	$41,481,375	$(2,897,678)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$913,325,192	—	—	$913,325,192
Consumer Discretionary	1,210,856,591	—	—	1,210,856,591
Consumer Staples	720,707,089	—	—	720,707,089
Energy	440,954,320	—	—	440,954,320
Financials	1,158,538,212	—	—	1,158,538,212
Health Care	1,501,182,116	—	—	1,501,182,116
Industrials	842,021,667	—	—	842,021,667
Information Technology	2,878,978,245	—	—	2,878,978,245
Materials	292,492,442	—	—	292,492,442
Real Estate	309,064,187	—	—	309,064,187
Utilities	304,055,837	—	—	304,055,837
Temporary Cash Investments	33,905,627	—	—	33,905,627
Securities Lending Collateral	—	$18,875,665	—	18,875,665
Futures Contracts**	(2,897,678)	—	—	(2,897,678)

TOTAL	$10,603,183,847	$18,875,665	—	$10,622,059,512

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $129,028 of securities on loan)	$10,572,175
Temporary Cash Investments at Value & Cost	33,906
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,876)	18,876
Segregated Cash for Futures Contracts	2,251
Receivables:
Dividends and Interest	8,372
Securities Lending Income	15
Fund Shares Sold	3,719
Prepaid Expenses and Other Assets	81

Total Assets	10,639,395

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,965
Fund Shares Redeemed	3,062
Due to Advisor	495
Futures Margin Variation	1,787
Accrued Expenses and Other Liabilities	918

Total Liabilities	25,227

NET ASSETS	$10,614,168

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,614,168 and shares outstanding of 360,827,262	$29.42

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost.	$2,980,717

NET ASSETS CONSIST OF:
Paid-In Capital	$2,692,753
Total Distributable Earnings (Loss)	7,921,415

NET ASSETS	$10,614,168

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $17)	$83,658
Income from Securities Lending	86

Total Investment Income	83,744

Fund Expenses
Investment Management Fees	3,499
Accounting & Transfer Agent Fees	829
S&P 500® Fees	27
Custodian Fees	64
Filing Fees	68
Shareholders’ Reports	136
Directors’/Trustees’ Fees & Expenses	(54)
Professional Fees	70
Previously Waived Fees Recovered by Advisor (Note C)	99
Other	105

Total Fund Expenses	4,843

Fees Waived, Expenses Reimbursed by Advisor (Note C)	177

Net Expenses	4,666

Net Investment Income (Loss)	79,078

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	369,050
Affiliated Investment Companies Shares Sold	(8)
Futures	(852)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,577,005)
Affiliated Investment Companies Shares	(1)
Futures	(3,250)

Net Realized and Unrealized Gain (Loss)	(1,212,066)

Net Increase (Decrease) in Net Assets Resulting from Operations.	$(1,132,988)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$79,078	$157,081
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	369,050	726,997
Affiliated Investment Companies Shares Sold	(8)	1
Futures	(852)	6,547
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,577,005)	3,024,256
Affiliated Investment Companies Shares	(1)	(6)
Futures	(3,250)	758

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,132,988)	3,915,634

Distributions:
Institutional Class Shares	(713,493)	(395,160)
Capital Share Transactions (1):
Shares Issued	675,337	1,206,555
Shares Issued in Lieu of Cash Distributions	668,050	367,657
Shares Redeemed	(1,190,598)	(2,349,587)

Net Increase (Decrease) from Capital Share Transactions	152,789	(775,375)

Total Increase (Decrease) in Net Assets	(1,693,692)	2,745,099
Net Assets
Beginning of Period	12,307,860	9,562,761

End of Period	$10,614,168	$12,307,860

(1) Shares Issued and Redeemed:
Shares Issued	20,939	39,616
Shares Issued in Lieu of Cash Distributions	20,148	12,970
Shares Redeemed	(36,416)	(77,430)

Net Increase (Decrease) from Shares Issued and Redeemed	4,671	(24,844)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$34.56		$25.10	$23.48	$21.06	$20.05	$16.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.43	0.44	0.44	0.41	0.37
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.34)		10.09	1.77	2.50	1.05	3.50

Total from Investment Operations	(3.12)		10.52	2.21	2.94	1.46	3.87

Less Distributions:
Net Investment Income	(0.18)		(0.43)	(0.47)	(0.39)	(0.39)	(0.39)
Net Realized Gains	(1.84)		(0.63)	(0.12)	(0.13)	(0.06)	(0.10)

Total Distributions	(2.02)		(1.06)	(0.59)	(0.52)	(0.45)	(0.49)

Net Asset Value, End of Period	$29.42		$34.56	$25.10	$23.48	$21.06	$20.05

Total Return	(9.67	%)(B)	42.87%	9.63%	14.29%	7.25%	23.55%

Net Assets, End of Period (thousands)	$10,614,168		$12,307,860	$9,562,761	$9,786,391	$8,517,069	$7,996,178
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.08	%(C)	0.09%	0.09%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.36	%(C)	1.39%	1.83%	2.02%	1.90%	1.99%
Portfolio Turnover Rate	1	%(B)	4%	3%	3%	5%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2022, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	$99	$177	$2,620

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $9 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$155

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$114,920	$612,873

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$5,511	$125,111	$111,737	$(8)	$(1)	$18,876	1,632	$12	—

Total	$5,511	$125,111	$111,737	$(8)	$(1)	$18,876	1,632	$12	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2020	$190,450	$49,437	—	$239,887
2021	159,251	235,909	—	395,160

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(16,326)	$(46,249)	$(62,575)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$3,342	$644,573	$9,120,317	$9,768,232

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,081,646	$7,722,812	$(131,354)	$7,591,458

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$26,176

*	Average Notional Value of futures contracts

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*, (1)
U.S. Large Company Portfolio	$(2,898)	$(2,898)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$(852)	$(852)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$(3,250)	$(3,250)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
U.S. Large Company Portfolio	0.83%	$6,184	21	$3	$13,872	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2022.

I. Securities Lending:

As of April 30, 2022, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$113,540

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions U.S. Large Company Portfolio
Common Stocks	$18,965	—	—	—	$18,965

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

L. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

M. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	4	70%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including the Portfolio. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$971.40	0.10%	$0.49
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.10%	$0.50

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	8.0%
Consumer Discretionary	6.1%
Consumer Staples	6.8%
Energy	11.8%
Financials	19.5%
Health Care	16.8%
Industrials.	12.2%
Information Technology	9.4%
Materials	8.7%
Real Estate	0.5%
Utilities	0.2%

100.0%

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (7.9%)
AT&T, Inc.	21,707,840	$409,409,862	1.5%
Comcast Corp., Class A	13,782,625	547,997,170	2.0%
* T-Mobile U.S., Inc.	1,375,885	169,426,479	0.6%
Verizon Communications, Inc.	7,271,416	336,666,561	1.2%
* Walt Disney Co.	2,075,362	231,672,660	0.8%
Other Securities		512,864,503	1.9%

TOTAL COMMUNICATION SERVICES		2,208,037,235	8.0%

CONSUMER DISCRETIONARY — (6.0%)
DR Horton, Inc.	2,915,899	202,917,411	0.7%
* General Motors Co.	4,580,910	173,662,298	0.6%
Other Securities		1,284,284,680	4.7%

TOTAL CONSUMER DISCRETIONARY		1,660,864,389	6.0%

CONSUMER STAPLES — (6.7%)
Kroger Co.	3,344,736	180,481,955	0.7%
Mondelez International, Inc., Class A	3,256,041	209,949,524	0.8%
Tyson Foods, Inc., Class A	1,703,838	158,729,548	0.6%
Walmart, Inc.	3,565,991	545,560,963	2.0%
Other Securities		777,127,263	2.7%

TOTAL CONSUMER STAPLES		1,871,849,253	6.8%

ENERGY — (11.6%)
Chevron Corp.	3,426,054	536,759,880	1.9%
ConocoPhillips	5,239,620	500,488,502	1.8%
Exxon Mobil Corp.	8,006,417	682,547,049	2.5%
Occidental Petroleum Corp.	3,835,861	211,317,583	0.8%
Schlumberger NV	4,645,370	181,215,884	0.6%
Other Securities		1,132,889,996	4.1%

TOTAL ENERGY		3,245,218,894	11.7%

FINANCIALS — (19.2%)
Bank of America Corp.	8,459,338	301,829,180	1.1%
* Berkshire Hathaway, Inc., Class B	1,865,663	602,291,986	2.2%
Capital One Financial Corp.	1,481,334	184,603,843	0.7%
Citigroup, Inc.	4,211,758	203,048,853	0.7%
Goldman Sachs Group, Inc.	1,053,078	321,704,798	1.2%
Hartford Financial Services Group, Inc.	2,301,121	160,917,392	0.6%
JPMorgan Chase & Co.	5,744,861	685,706,609	2.5%
Morgan Stanley	3,447,111	277,802,676	1.0%
PNC Financial Services Group, Inc.	1,100,011	182,711,827	0.7%
Travelers Cos., Inc.	1,136,535	194,415,677	0.7%
Wells Fargo & Co.	5,597,864	244,234,806	0.9%
Other Securities		1,985,183,496	7.0%

TOTAL FINANCIALS		5,344,451,143	19.3%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (16.6%)
Anthem, Inc.	786,917	$394,977,250	1.4%
Bristol-Myers Squibb Co.	4,561,315	343,330,180	1.2%
Cigna Corp.	1,001,524	247,156,093	0.9%
CVS Health Corp.	4,319,030	415,188,354	1.5%
Danaher Corp.	975,510	244,979,826	0.9%
Humana, Inc.	442,707	196,809,824	0.7%
* Laboratory Corp. of America Holdings	750,531	180,337,589	0.7%
Medtronic PLC	1,794,733	187,298,336	0.7%
Pfizer, Inc.	17,075,357	837,887,768	3.0%
Thermo Fisher Scientific, Inc.	758,947	419,636,975	1.5%
Other Securities		1,146,050,627	4.1%

TOTAL HEALTH CARE		4,613,652,822	16.6%

INDUSTRIALS — (12.0%)
FedEx Corp.	974,034	193,579,517	0.7%
Norfolk Southern Corp.	782,675	201,836,229	0.7%
Raytheon Technologies Corp.	1,985,308	188,425,582	0.7%
Republic Services, Inc.	1,835,706	246,480,245	0.9%
Other Securities		2,507,148,646	9.0%

TOTAL INDUSTRIALS		3,337,470,219	12.0%

INFORMATION TECHNOLOGY — (9.2%)
# HP, Inc.	9,358,742	342,810,719	1.2%
Intel Corp.	12,597,551	549,127,248	2.0%
Micron Technology, Inc.	3,863,654	263,462,566	1.0%
Other Securities		1,419,521,173	5.1%

TOTAL INFORMATION TECHNOLOGY		2,574,921,706	9.3%

MATERIALS — (8.5%)
Dow, Inc.	2,444,152	162,536,108	0.6%
Freeport-McMoRan, Inc.	5,250,755	212,918,115	0.8%
Linde PLC	848,988	264,850,297	1.0%
Newmont Corp.	2,121,499	154,551,202	0.6%
Nucor Corp.	1,991,500	308,244,370	1.1%
Other Securities		1,273,385,682	4.5%

TOTAL MATERIALS		2,376,485,774	8.6%

REAL ESTATE — (0.5%)
Other Securities		126,072,136	0.5%

UTILITIES — (0.2%)
Other Securities		69,110,469	0.2%

TOTAL COMMON STOCKS (Cost $16,665,459,811)		27,428,134,040	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	248,588,434	248,588,434	0.9%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	17,391,128	$201,163,181	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $17,115,208,444)		$27,877,885,655	100.6%

As of April 30, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	06/17/22	$187,336,637	$182,022,750	$(5,313,887)

Total Futures Contracts			$187,336,637	$182,022,750	$(5,313,887)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,208,037,235	—	—	$2,208,037,235
Consumer Discretionary	1,660,864,389	—	—	1,660,864,389
Consumer Staples	1,871,849,253	—	—	1,871,849,253
Energy	3,245,218,894	—	—	3,245,218,894
Financials	5,344,451,143	—	—	5,344,451,143
Health Care	4,613,652,822	—	—	4,613,652,822
Industrials	3,337,470,219	—	—	3,337,470,219
Information Technology	2,574,921,706	—	—	2,574,921,706
Materials	2,376,485,774	—	—	2,376,485,774
Real Estate	126,072,136	—	—	126,072,136
Utilities	69,110,469	—	—	69,110,469
Temporary Cash Investments	248,588,434	—	—	248,588,434
Securities Lending Collateral	—	$201,163,181	—	201,163,181
Futures Contracts**	(5,313,887)	—	—	(5,313,887)

TOTAL	$27,671,408,587	$201,163,181	—	$27,872,571,768

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $437,079 of securities on loan)	$27,428,134
Temporary Cash Investments at Value & Cost	248,588
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $201,160)	201,163
Segregated Cash for Futures Contracts	9,879
Receivables:
Dividends and Interest	39,132
Securities Lending Income	58
Prepaid Expenses and Other Assets	44

Total Assets	27,926,998

LIABILITIES:
Payables:
Upon Return of Securities Loaned	201,540
Due to Advisor	2,397
Futures Margin Variation	6,879
Accrued Expenses and Other Liabilities	1,468

Total Liabilities	212,284

NET ASSETS	$27,714,714

Investment Securities at Cost	$16,665,460

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $45)	$307,704
Income from Securities Lending	307

Total Investment Income	308,011

Expenses
Investment Management Fees	14,659
Accounting & Transfer Agent Fees	35
Custodian Fees	147
Shareholders’ Reports	10
Directors’/Trustees’ Fees & Expenses	(134)
Professional Fees	150
Other	297

Total Expenses	15,164

Net Expenses	15,164

Net Investment Income (Loss)	292,847

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,027,540
Affiliated Investment Companies Shares Sold	(57)
Futures	(7,057)
Foreign Currency Transactions	(2)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,093,423)
Affiliated Investment Companies Shares	(5)
Futures	(13,974)

Net Realized and Unrealized Gain (Loss)	(1,086,978)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(794,131)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$292,847	$541,698
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	1,027,540	1,388,344
Affiliated Investment Companies Shares Sold	(57)	16
Futures	(7,057)	49,910
Foreign Currency Transactions	(2)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,093,423)	8,413,121
Affiliated Investment Companies Shares	(5)	(20)
Futures	(13,974)	12,740

Net Increase (Decrease) in Net Assets Resulting from Operations	(794,131)	10,405,809

Transactions in Interest:
Contributions	417,241	808,201
Withdrawals	(1,729,039)	(3,547,772)

Net Increase (Decrease) from Transactions in Interest	(1,311,798)	(2,739,571)

Total Increase (Decrease) in Net Assets	(2,105,929)	7,666,238
Net Assets
Beginning of Period	29,820,643	22,154,405

End of Period	$27,714,714	$29,820,643

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Total Return	(2.86	%)(B)	48.85%	(11.42%)	7.15%	2.95%	24.31%
Net Assets, End of Period (thousands)	$27,714,714		$29,820,643	$22,154,405	$29,929,678	$29,242,795	$27,676,546
Ratio of Expenses to Average Net Assets	0.10	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.10	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.00	%(C)	1.92%	2.53%	2.50%	2.14%	2.19%
Portfolio Turnover Rate	4	%(B)	10%	4%	10%	13%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2022, the total related amounts paid by the Trust to the CCO were $9 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$293

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$1,054,318	$2,014,451

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$155,780	$1,309,989	$1,264,544	$(57)	$(5)	$201,163	17,391	$220	—

Total	$155,780	$1,309,989	$1,264,544	$(57)	$(5)	$201,163	17,391	$220	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$17,095,553	$11,493,653	$(730,975)	$10,762,678

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$201,204

*	Average Notional Value of futures contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(1)
The U.S. Large Cap Value Series	$(5,314)	$(5,314)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(7,057)	$(7,057)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$(13,974)	$(13,974)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2022.

156

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$111,283	$155,310	$32,605

J. Securities Lending:

As of April 30, 2022, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$251,590

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

157

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks	$201,540	—	—	—	$201,540

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

158

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Series.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

159

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DFAITC, including the Series. The results of the voting were as follows:

DFAITC

Proposal: Election of Trustees*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.Reena Aggarwal	1,338,053,388	7,752,954	1,345,806,342	99.42%	0.58%	100.00%
2.David P. Butler	1,310,184,308	35,622,034	1,345,806,342	97.35%	2.65%	100.00%
3.George M Constantinides	1,293,129,780	52,676,562	1,345,806,342	96.09%	3.91%	100.00%
4.Douglas W. Diamond	1,309,663,859	36,142,483	1,345,806,342	97.31%	2.69%	100.00%
5.Darrell Duffie	1,310,016,601	35,789,741	1,345,806,342	97.34%	2.66%	100.00%
6.Francis A. Longstaff	1,338,492,235	7,314,108	1,345,806,342	99.46%	0.54%	100.00%
7.Gerard K. O’Reilly	1,310,259,985	35,546,357	1,345,806,342	97.36%	2.64%	100.00%
8.Abbie J. Smith	1,294,152,136	51,654,207	1,345,806,342	96.16%	3.84%	100.00%
9.Heather E. Tookes	1,338,526,033	7,280,309	1,345,806,342	99.46%	0.54%	100.00%
10. Ingrid M. Werner	1,310,401,509	35,404,834	1,345,806,342	97.37%	2.63%	100.00%

* Results are for all series within DFAITC

160

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

161

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

162

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

163

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

165

DFA043022-001SD 00274959

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

SEMI-ANNUAL REPORT

(Unaudited)

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$892.50	0.17%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$890.40	0.23%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$886.20	0.45%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.56	0.45%	$2.26
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$859.90	0.42%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$823.70	0.43%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$909.70	0.44%	$2.08
Hypothetical 5% Annual Return	$1,000.00	$1,022.61	0.44%	$2.21
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$818.30	0.57%	$2.57
Hypothetical 5% Annual Return	$1,000.00	$1,021.97	0.57%	$2.86
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$845.60	0.43%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$922.40	0.27%	$1.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$964.00	0.24%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$921.50	0.47%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.46	0.47%	$2.36
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$893.20	0.37%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$877.40	0.29%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$954.70	0.42%	$2.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$902.80	0.30%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$905.40	0.27%	$1.28
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$924.10	0.31%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$905.90	0.36%	$1.70
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$916.90	0.60%	$2.85
Hypothetical 5% Annual Return	$1,000.00	$1,021.82	0.60%	$3.01
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$960.50	0.71%	$3.45
Institutional Class Shares	$1,000.00	$962.00	0.46%	$2.24
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.27	0.71%	$3.56
Institutional Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$911.40	0.39%	$1.85
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$939.10	0.65%	$3.13
Hypothetical 5% Annual Return	$1,000.00	$1,021.57	0.65%	$3.26
Emerging Markets ex China Core Equity Portfolio (5)
Actual Fund Return	$1,000.00	$936.00	0.43%	$1.89

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

(5)

Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (166), then divided by the number of days in the year (365) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 181 day period for the period ended April 30, 2022 to allow for comparability.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022 (March 30, 2022 with respect to the Emerging Markets ex China Core Equity Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.5%
Consumer Discretionary	11.0%
Consumer Staples	9.8%
Energy	6.3%
Financials	17.1%
Health Care	10.5%
Industrials	16.1%
Information Technology	7.1%
Materials	11.3%
Real Estate	1.6%
Utilities	3.7%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	40.1%
Real Estate	59.9%

100.0%

International High Relative Profitability Portfolio
Communication Services	8.9%
Consumer Discretionary	13.7%
Consumer Staples	10.8%
Energy	4.3%
Financials	5.8%
Health Care	13.4%
Industrials	19.1%
Information Technology	9.5%
Materials	11.3%
Real Estate	0.4%
Utilities	2.8%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.9%
Consumer Discretionary	10.6%
Consumer Staples	5.7%
Energy	3.5%
Financials	17.4%
Health Care	5.1%
Industrials	15.7%
Information Technology	12.0%
Materials	16.5%
Real Estate	6.8%
Utilities	2.8%

100.0%

International Core Equity Portfolio
Communication Services	5.7%
Consumer Discretionary	12.1%
Consumer Staples	8.0%
Energy	7.1%
Financials	15.6%
Health Care	7.3%
Industrials	18.1%
Information Technology	6.7%
Materials	13.5%
Real Estate	2.4%
Utilities	3.5%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.7%
Consumer Discretionary	11.6%
Consumer Staples	5.0%
Energy	9.2%
Financials	21.7%
Health Care	2.4%
Industrials	20.2%
Information Technology	4.0%
Materials	17.9%
Real Estate	3.8%
Utilities	1.5%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.7%
Consumer Discretionary	11.7%
Consumer Staples	7.6%
Energy	6.1%
Financials	16.3%
Health Care	6.4%
Industrials	15.6%
Information Technology	10.6%
Materials	13.3%
Real Estate	3.2%
Utilities	3.5%

100.0%

Emerging Markets ex China Core Equity Portfolio
Communication Services	5.3%
Consumer Discretionary	8.2%
Consumer Staples	6.5%
Energy	4.5%
Financials	17.2%
Health Care	4.1%
Industrials	9.1%
Information Technology	24.9%
Materials	15.4%
Real Estate	2.0%
Utilities	2.8%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

International Vector Equity Portfolio
Communication Services	5.3%
Consumer Discretionary	11.8%
Consumer Staples	6.4%
Energy	7.4%
Financials	18.9%
Health Care	5.6%
Industrials	18.9%
Information Technology	6.2%
Materials	14.3%
Real Estate	2.7%
Utilities	2.5%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.8%
Consumer Discretionary	10.4%
Consumer Staples	6.2%
Energy	5.0%
Financials	17.1%
Health Care	4.0%
Industrials	9.2%
Information Technology	20.1%
Materials	13.0%
Real Estate	3.7%
Utilities	3.5%

100.0%

8

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.7%)
AUSTRALIA — (6.7%)
BHP Group Ltd.	697,375	$23,303,081	0.4%
BHP Group Ltd., Sponsored ADR	298,208	19,973,972	0.4%
Commonwealth Bank of Australia	349,116	25,374,978	0.5%
CSL Ltd.	128,582	24,539,889	0.5%
National Australia Bank Ltd.	811,247	18,519,693	0.3%
Other Securities		273,622,986	5.0%

TOTAL AUSTRALIA		385,334,599	7.1%

AUSTRIA — (0.1%)
Other Securities		7,632,552	0.1%

BELGIUM — (0.8%)
Other Securities		44,766,002	0.8%

CANADA — (11.0%)
Bank of Montreal	161,778	17,154,939	0.3%
Canadian Natural Resources Ltd.	352,595	21,815,053	0.4%
Nutrien Ltd.	163,223	16,036,621	0.3%
# Royal Bank of Canada	278,331	28,111,507	0.5%
Royal Bank of Canada	206,240	20,836,427	0.4%
Suncor Energy, Inc.	498,402	17,912,568	0.3%
# Toronto-Dominion Bank	286,785	20,717,348	0.4%
Other Securities		495,219,394	9.2%

TOTAL CANADA		637,803,857	11.8%

CHINA — (0.0%)
Other Security		1,593,976	0.0%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	461,515	52,717,119	1.0%
Novo Nordisk AS, Sponsored ADR	45,587	5,196,918	0.1%
Other Securities		69,411,276	1.3%

TOTAL DENMARK		127,325,313	2.4%

FINLAND — (1.2%)
Other Securities		68,540,811	1.3%

FRANCE — (8.6%)
Air Liquide SA	137,694	23,822,200	0.4%
Airbus SE	172,375	18,870,209	0.4%
Cie de Saint-Gobain	273,090	15,931,568	0.3%
L’Oreal SA	51,173	18,617,242	0.3%
LVMH Moet Hennessy Louis Vuitton SE	80,391	52,023,831	1.0%
# Sanofi	213,213	22,535,523	0.4%
# Schneider Electric SE	116,541	16,720,035	0.3%
# TotalEnergies SE	675,015	33,145,238	0.6%
Other Securities		291,831,668	5.4%

TOTAL FRANCE		493,497,514	9.1%

9

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.3%)
Bayer AG	332,314	$21,889,869	0.4%
Deutsche Telekom AG	1,271,712	23,426,396	0.4%
Mercedes-Benz Group AG	320,152	22,346,983	0.4%
SAP SE	212,517	21,537,737	0.4%
Siemens AG	146,649	18,031,224	0.3%
Other Securities		258,166,513	4.8%

TOTAL GERMANY		365,398,722	6.7%

HONG KONG — (2.1%)
AIA Group Ltd.	3,249,000	31,917,388	0.6%
Other Securities		88,189,034	1.6%

TOTAL HONG KONG		120,106,422	2.2%

IRELAND — (0.6%)
Other Securities		35,225,905	0.7%

ISRAEL — (0.7%)
Other Securities		40,786,995	0.8%

ITALY — (1.9%)
Other Securities		110,221,882	2.0%

JAPAN — (18.9%)
KDDI Corp.	598,000	19,802,585	0.4%
SoftBank Group Corp.	488,876	20,107,584	0.4%
Sony Group Corp.	367,700	31,732,883	0.6%
Tokyo Electron Ltd.	43,700	18,439,058	0.4%
Toyota Motor Corp.	2,420,615	41,474,105	0.8%
Other Securities		962,055,086	17.6%

TOTAL JAPAN		1,093,611,301	20.2%

NETHERLANDS — (3.4%)
ASML Holding NV	30,871	17,520,335	0.3%
ASML Holding NV	74,552	42,030,181	0.8%
Other Securities		137,833,853	2.5%

TOTAL NETHERLANDS		197,384,369	3.6%

NEW ZEALAND — (0.3%)
Other Securities		18,929,224	0.4%

NORWAY — (0.8%)
Other Securities		45,598,567	0.8%

PORTUGAL — (0.2%)
Other Securities		11,635,246	0.2%

SINGAPORE — (0.9%)
Other Securities		51,499,558	1.0%

SPAIN — (2.0%)
Iberdrola SA	2,047,821	23,531,108	0.4%

10

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$89,754,028	1.7%

TOTAL SPAIN		113,285,136	2.1%

SWEDEN — (2.8%)
Other Securities		161,416,686	3.0%

SWITZERLAND — (7.9%)
Nestle SA	835,482	107,855,777	2.0%
Novartis AG	422,743	37,357,478	0.7%
# Roche Holding AG	7,582	3,046,034	0.1%
Roche Holding AG	205,381	76,158,092	1.4%
Other Securities		230,283,550	4.2%

TOTAL SWITZERLAND		454,700,931	8.4%

UNITED KINGDOM — (12.3%)
Anglo American PLC	389,114	17,234,237	0.3%
AstraZeneca PLC	126,555	16,887,661	0.3%
AstraZeneca PLC, Sponsored ADR	326,058	21,650,251	0.4%
BP PLC, Sponsored ADR	637,245	18,301,662	0.3%
British American Tobacco PLC	433,292	18,160,286	0.3%
Diageo PLC, Sponsored ADR	105,239	20,908,885	0.4%
# GlaxoSmithKline PLC, Sponsored ADR	352,222	15,948,612	0.3%
Glencore PLC	2,846,096	17,536,686	0.3%
# HSBC Holdings PLC, Sponsored ADR	551,216	17,093,208	0.3%
# Rio Tinto PLC, Sponsored ADR	267,962	19,057,457	0.4%
Shell PLC, Sponsored ADR	918,709	49,086,622	0.9%
Unilever PLC, Sponsored ADR	406,480	18,803,765	0.4%
Other Securities		461,638,016	8.5%

TOTAL UNITED KINGDOM		712,307,348	13.1%

UNITED STATES — (0.0%)
Other Securities		741,197	0.0%

TOTAL COMMON STOCKS		5,299,344,113	97.8%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		23,770,698	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,990,565,371)		5,323,114,811

		Value†
SECURITIES LENDING COLLATERAL — (7.9%)
@§ The DFA Short Term Investment Fund	39,682,906	459,012,169	8.5%

TOTAL INVESTMENTS — (100.0%) (Cost $4,449,556,785)		$5,782,126,980	106.7%

11

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2022, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	260	06/17/22	$57,537,364	$53,657,500	$(3,879,864)

Total Futures Contracts			$57,537,364	$53,657,500	$(3,879,864)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$20,082,802	$365,251,797	—	$385,334,599
Austria	—	7,632,552	—	7,632,552
Belgium	—	44,766,002	—	44,766,002
Canada	634,626,344	3,177,513	—	637,803,857
China	—	1,593,976	—	1,593,976
Denmark	5,196,918	122,128,395	—	127,325,313
Finland	70,197	68,470,614	—	68,540,811
France	2,909,196	490,588,318	—	493,497,514
Germany	12,636,832	352,761,890	—	365,398,722
Hong Kong	195,258	119,911,164	—	120,106,422
Ireland	12,118,921	23,106,984	—	35,225,905
Israel	7,065,516	33,721,479	—	40,786,995
Italy	2,220,810	108,001,072	—	110,221,882
Japan	19,298,385	1,074,312,916	—	1,093,611,301
Netherlands	55,858,443	141,525,926	—	197,384,369
New Zealand	—	18,929,224	—	18,929,224
Norway	154,142	45,444,425	—	45,598,567
Portugal	—	11,635,246	—	11,635,246
Singapore	963,405	50,536,153	—	51,499,558
Spain	3,676,358	109,608,778	—	113,285,136
Sweden	—	161,416,686	—	161,416,686
Switzerland	37,040,471	417,660,460	—	454,700,931
United Kingdom	211,604,812	500,702,536	—	712,307,348
United States	52,930	688,267	—	741,197
Preferred Stocks
Germany	—	23,770,698	—	23,770,698
Securities Lending Collateral	—	459,012,169	—	459,012,169
Futures Contracts**	(3,879,864)	—	—	(3,879,864)

TOTAL	$1,021,891,876	$4,756,355,240	—	$5,778,247,116

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.3%)
AUSTRALIA — (6.7%)
BHP Group Ltd.	4,074,214	$136,141,591	0.5%
BHP Group Ltd., Sponsored ADR	1,283,423	85,963,673	0.3%
Commonwealth Bank of Australia	931,529	67,706,800	0.2%
Fortescue Metals Group Ltd.	5,627,697	85,051,774	0.3%
National Australia Bank Ltd.	2,773,071	63,305,535	0.2%
Other Securities		1,785,564,778	5.6%

TOTAL AUSTRALIA		2,223,734,151	7.1%

AUSTRIA — (0.5%)
Other Securities		157,223,845	0.5%

BELGIUM — (1.1%)
Other Securities		375,459,825	1.2%

CANADA — (11.3%)
Bank of Montreal	931,374	98,762,899	0.3%
Canadian Natural Resources Ltd.	3,046,549	188,489,987	0.6%
Nutrien Ltd.	637,647	62,648,857	0.2%
Royal Bank of Canada	886,501	89,536,843	0.3%
Royal Bank of Canada	1,213,029	122,552,320	0.4%
Suncor Energy, Inc.	2,892,169	103,944,554	0.4%
Tourmaline Oil Corp.	1,289,685	66,419,305	0.2%
Other Securities		3,002,329,236	9.6%

TOTAL CANADA		3,734,684,001	12.0%

CHINA — (0.1%)
Other Securities		26,726,693	0.1%

DENMARK — (2.1%)
Novo Nordisk AS, Class B	891,477	101,830,058	0.3%
Novo Nordisk AS, Sponsored ADR	595,283	67,862,262	0.2%
Other Securities		519,378,908	1.7%

TOTAL DENMARK		689,071,228	2.2%

FINLAND — (1.4%)
Other Securities		479,331,054	1.5%

FRANCE — (7.3%)
# Air Liquide SA	519,420	89,863,954	0.3%
Cie de Saint-Gobain	1,267,517	73,944,610	0.2%
# Cie Generale des Etablissements Michelin SCA	597,484	74,004,318	0.2%
LVMH Moet Hennessy Louis Vuitton SE	248,440	160,774,222	0.5%
Orange SA	7,330,798	87,276,055	0.3%
# TotalEnergies SE	3,093,836	151,916,522	0.5%
# Vinci SA	742,024	72,001,451	0.2%
Other Securities		1,685,270,530	5.5%

TOTAL FRANCE		2,395,051,662	7.7%

13

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.1%)
Bayer AG	1,435,845	$94,580,603	0.3%
Bayerische Motoren Werke AG	951,135	77,675,168	0.3%
Deutsche Telekom AG	6,144,856	113,195,307	0.4%
Mercedes-Benz Group AG	1,688,994	117,893,753	0.4%
Other Securities		1,620,719,362	5.1%

TOTAL GERMANY		2,024,064,193	6.5%

HONG KONG — (2.2%)
AIA Group Ltd.	11,640,800	114,356,396	0.4%
Other Securities		606,642,254	1.9%

TOTAL HONG KONG		720,998,650	2.3%

IRELAND — (0.6%)
Other Securities		205,725,275	0.7%

ISRAEL — (1.1%)
Other Securities		355,305,072	1.2%

ITALY — (2.3%)
# Stellantis NV	6,834,669	91,759,854	0.3%
Other Securities		675,312,290	2.2%

TOTAL ITALY		767,072,144	2.5%

JAPAN — (19.8%)
KDDI Corp.	2,616,600	86,647,898	0.3%
SoftBank Group Corp.	2,671,363	109,873,770	0.4%
Sony Group Corp.	1,141,000	98,469,458	0.3%
Takeda Pharmaceutical Co. Ltd.	2,843,163	82,498,703	0.3%
Toyota Motor Corp.	11,663,570	199,840,176	0.7%
Other Securities		5,945,757,065	18.9%

TOTAL JAPAN		6,523,087,070	20.9%

NETHERLANDS — (3.1%)
ASML Holding NV	127,591	72,412,800	0.2%
ASML Holding NV	182,526	102,902,683	0.3%
Koninklijke Ahold Delhaize NV	3,658,287	107,904,701	0.4%
Other Securities		735,941,613	2.4%

TOTAL NETHERLANDS		1,019,161,797	3.3%

NEW ZEALAND — (0.4%)
Other Securities		132,687,169	0.4%

NORWAY — (0.9%)
Other Securities		313,569,197	1.0%

PORTUGAL — (0.3%)
Other Securities		83,384,816	0.3%

SINGAPORE — (0.9%)
Other Securities		284,687,833	0.9%

14

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.1%)
Iberdrola SA	8,572,108	$98,500,404	0.3%
Repsol SA	4,909,248	73,235,560	0.2%
Telefonica SA	16,134,122	78,486,719	0.3%
Other Securities		446,616,245	1.4%

TOTAL SPAIN		696,838,928	2.2%

SWEDEN — (2.9%)
Other Securities		972,686,842	3.1%

SWITZERLAND — (7.2%)
ABB Ltd.	2,636,415	79,097,562	0.3%
Nestle SA	2,748,677	354,837,916	1.1%
Novartis AG, Sponsored ADR	1,021,093	89,886,817	0.3%
Roche Holding AG	634,350	235,225,680	0.8%
Other Securities		1,612,083,129	5.1%

TOTAL SWITZERLAND		2,371,131,104	7.6%

UNITED KINGDOM — (11.9%)
Anglo American PLC	2,025,352	89,704,810	0.3%
BP PLC, Sponsored ADR	2,665,452	76,551,781	0.3%
Glencore PLC	14,846,113	91,476,764	0.3%
# HSBC Holdings PLC, Sponsored ADR	3,036,261	94,154,454	0.3%
# Rio Tinto PLC, Sponsored ADR	1,793,636	127,563,392	0.4%
Shell PLC, Sponsored ADR	3,185,978	170,226,805	0.6%
Vodafone Group PLC	49,455,687	74,873,880	0.3%
Other Securities		3,219,009,402	10.2%

TOTAL UNITED KINGDOM		3,943,561,288	12.7%

UNITED STATES — (0.0%)
Other Securities		2,302,647	0.0%

TOTAL COMMON STOCKS		30,497,546,484	97.9%

PREFERRED STOCKS — (0.5%)
AUSTRALIA — (0.0%)
Other Security		18,393	0.0%

GERMANY — (0.5%)
Volkswagen AG	410,212	63,528,061	0.2%
Other Securities		85,895,376	0.3%

TOTAL GERMANY		149,423,437	0.5%

TOTAL PREFERRED STOCKS		149,441,830	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		41,410	0.0%

CANADA — (0.0%)
Other Securities		291,215	0.0%

15

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.0%)
Other Security		$540	0.0%

SWITZERLAND — (0.0%)
Other Security		141,692	0.0%

TOTAL RIGHTS/WARRANTS		474,857	0.0%

TOTAL INVESTMENT SECURITIES (Cost $26,022,132,065)		30,647,463,171

		Value†
SECURITIES LENDING COLLATERAL — (7.2%)
@§ The DFA Short Term Investment Fund	205,438,975	2,376,312,624	7.6%

TOTAL INVESTMENTS — (100.0%) (Cost $28,398,236,020)		$33,023,775,795	106.0%

As of April 30, 2022, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,437	06/17/22	$305,066,374	$296,560,875	$(8,505,499)

Total Futures Contracts			$305,066,374	$296,560,875	$(8,505,499)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$98,004,572	$2,125,729,579	—	$2,223,734,151
Austria	60,039	157,163,806	—	157,223,845
Belgium	10,940,816	364,519,009	—	375,459,825
Canada	3,724,787,368	9,896,633	—	3,734,684,001
China	9,916,322	16,810,371	—	26,726,693
Denmark	67,862,262	621,208,966	—	689,071,228
Finland	12,631,485	466,699,569	—	479,331,054
France	27,711,895	2,367,315,915	$23,852	2,395,051,662
Germany	43,562,478	1,980,501,715	—	2,024,064,193
Hong Kong	272,306	720,182,741	543,603	720,998,650
Ireland	40,573,062	165,152,213	—	205,725,275
Israel	39,621,237	315,683,835	—	355,305,072
Italy	12,465,214	754,606,930	—	767,072,144
Japan	130,224,562	6,392,862,508	—	6,523,087,070
Netherlands	176,478,817	842,682,980	—	1,019,161,797
New Zealand	243,508	132,443,661	—	132,687,169
Norway	20,492,774	293,076,423	—	313,569,197
Portugal	335,037	83,049,779	—	83,384,816
Singapore	6,017,571	278,433,958	236,304	284,687,833

16

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	$6,649,588	$690,189,340	—	$696,838,928
Sweden	4,412,029	968,274,813	—	972,686,842
Switzerland	135,983,454	2,235,147,650	—	2,371,131,104
United Kingdom	778,562,593	3,164,998,558	$137	3,943,561,288
United States	1,740,418	562,229	—	2,302,647
Preferred Stocks
Australia	—	18,393	—	18,393
Germany	—	149,423,437	—	149,423,437
Rights/Warrants
Australia	—	41,410	—	41,410
Canada	—	291,215	—	291,215
Hong Kong	—	540	—	540
Switzerland	—	141,692	—	141,692
Securities Lending Collateral	—	2,376,312,624	—	2,376,312,624
Futures Contracts**	(8,505,499)	—	—	(8,505,499)

TOTAL	$5,341,043,908	$27,673,422,492	$803,896^	$33,015,270,296

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

17

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of
DFA Investment Dimensions Group Inc.	1,276,443	$52,142,703
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		10,485,292
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		10,453,076
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		5,633,178
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		3,278,567
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		3,051,887
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		2,940,126

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $82,502,365)		$87,984,829

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$87,984,829	—	—	$87,984,829

TOTAL	$87,984,829	—	—	$87,984,829

See accompanying Notes to Financial Statements.

18

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$4,570,727,936
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		2,419,991,703
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		1,455,212,223
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		1,295,420,205
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,277,046,437

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$11,018,398,504

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $109,955,736)	109,955,736	109,955,736

TOTAL INVESTMENTS — (100.0%) (Cost $10,155,063,224)		$11,128,354,240

As of April 30, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	473	06/17/22	$105,958,447	$97,615,375	$(8,343,072)

Total Futures Contracts			$105,958,447	$97,615,375	$(8,343,072)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,018,398,504	—	—	$11,018,398,504
Temporary Cash Investments	109,955,736	—	—	109,955,736
Futures Contracts**	(8,343,072)	—	—	(8,343,072)

TOTAL	$11,120,011,168	—	—	$11,120,011,168

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

19

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	$308,407,426

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$308,407,426

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

20

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	$340,209,740

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$340,209,740

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

21

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	$24,366,077

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$24,366,077

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

22

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$786,293,025

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$786,293,025

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

23

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.5%)
AUSTRALIA — (19.9%)
Charter Hall Group	5,288,420	$56,836,802	1.0%
Dexus	12,004,936	93,861,414	1.7%
Goodman Group	19,581,099	325,905,626	5.8%
GPT Group	21,196,642	75,351,606	1.3%
††^ GPT Group	38,018,670	126,252	0.0%
Mirvac Group	44,106,555	74,544,057	1.3%
Scentre Group	58,796,066	122,502,232	2.2%
Stockland	27,192,183	78,705,797	1.4%
Vicinity Centres	43,940,343	57,333,981	1.0%
Other Securities		277,910,641	5.0%

TOTAL AUSTRALIA		1,163,078,408	20.7%

BELGIUM — (3.8%)
Aedifica SA	402,630	47,724,888	0.9%
# Cofinimmo SA	336,838	45,232,345	0.8%
Warehouses De Pauw CVA	1,571,756	60,465,725	1.1%
Other Securities		70,776,106	1.2%

TOTAL BELGIUM		224,199,064	4.0%

CANADA — (5.7%)
# Canadian Apartment Properties REIT	959,302	37,576,053	0.7%
# RioCan Real Estate Investment Trust	1,732,355	32,364,084	0.6%
Other Securities		264,344,080	4.7%

TOTAL CANADA		334,284,217	6.0%

CHINA — (0.2%)
Other Securities		12,286,449	0.2%

FRANCE — (3.5%)
# Covivio	566,044	40,312,311	0.7%
Gecina SA	505,513	56,945,096	1.0%
# Klepierre SA	2,241,804	53,659,032	1.0%
Other Securities		52,318,298	0.9%

TOTAL FRANCE		203,234,737	3.6%

GERMANY — (0.2%)
Other Security		11,220,959	0.2%

HONG KONG — (4.2%)
Link REIT	23,641,227	204,207,776	3.7%
Other Securities		39,428,018	0.7%

TOTAL HONG KONG		243,635,794	4.4%

IRELAND — (0.4%)
Other Securities		21,913,704	0.4%

ITALY — (0.1%)
Other Securities		5,288,160	0.1%

24

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (22.1%)
Advance Residence Investment Corp.	15,077	$41,286,992	0.7%
Daiwa House REIT Investment Corp.	25,191	61,314,933	1.1%
GLP J-Reit	48,304	65,180,189	1.2%
Industrial & Infrastructure Fund Investment Corp.	21,470	30,806,973	0.5%
Japan Metropolitan Fund Invest	78,657	62,518,828	1.1%
Japan Prime Realty Investment Corp.	9,547	28,963,282	0.5%
Japan Real Estate Investment Corp.	14,810	71,678,272	1.3%
Nippon Building Fund, Inc.	17,157	89,067,195	1.6%
Nippon Prologis REIT, Inc.	25,193	69,728,373	1.2%
# Nomura Real Estate Master Fund, Inc.	49,331	61,936,993	1.1%
Orix JREIT, Inc.	29,832	40,324,532	0.7%
United Urban Investment Corp.	33,657	36,825,319	0.7%
Other Securities		633,541,067	11.3%

TOTAL JAPAN		1,293,172,948	23.0%

MALAYSIA — (0.4%)
Other Securities		25,325,944	0.5%

MEXICO — (1.5%)
Fibra Uno Administracion SA de CV	34,097,698	37,261,591	0.7%
Other Securities		49,077,300	0.9%

TOTAL MEXICO		86,338,891	1.6%

NETHERLANDS — (2.4%)
#* Unibail-Rodamco-Westfield	6,567,037	23,264,579	0.4%
* Unibail-Rodamco-Westfield	1,117,588	78,873,677	1.4%
Other Securities		38,461,727	0.7%

TOTAL NETHERLANDS		140,599,983	2.5%

NEW ZEALAND — (1.2%)
Other Securities		73,135,945	1.3%

SINGAPORE — (9.9%)
# Ascendas Real Estate Investment Trust	37,326,780	76,799,077	1.4%
CapitaLand Integrated Commercial Trust	56,051,711	93,919,760	1.7%
Frasers Logistics & Commercial Trust	30,135,033	31,381,400	0.6%
Mapletree Commercial Trust	23,930,406	32,184,514	0.6%
Mapletree Industrial Trust	21,943,390	41,233,406	0.7%
Mapletree Logistics Trust	37,016,047	47,540,494	0.8%
Suntec Real Estate Investment Trust	22,025,700	29,097,432	0.5%
Other Securities		226,824,949	4.0%

TOTAL SINGAPORE		578,981,032	10.3%

SOUTH AFRICA — (1.8%)
Growthpoint Properties Ltd.	39,877,939	35,654,107	0.6%
Other Securities		71,629,689	1.3%

TOTAL SOUTH AFRICA		107,283,796	1.9%

SOUTH KOREA — (0.2%)
Other Securities		12,380,113	0.2%

25

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.4%)
Inmobiliaria Colonial Socimi SA	3,480,242	$28,939,540	0.5%
Merlin Properties Socimi SA	4,203,370	45,663,966	0.8%
Other Security		5,085,718	0.1%

TOTAL SPAIN		79,689,224	1.4%

TAIWAN — (0.3%)
Other Securities		16,070,050	0.3%

TURKEY — (0.3%)
Other Securities		17,164,413	0.3%

UNITED KINGDOM — (15.0%)
Big Yellow Group PLC	2,149,302	38,842,119	0.7%
British Land Co. PLC	10,163,606	65,468,008	1.2%
Derwent London PLC	1,170,093	44,395,576	0.8%
Land Securities Group PLC	8,241,026	77,289,031	1.4%
LondonMetric Property PLC	11,872,399	40,127,174	0.7%
Safestore Holdings PLC	2,696,795	42,425,340	0.8%
Segro PLC	14,167,739	237,197,741	4.2%
Tritax Big Box REIT PLC	22,688,632	69,260,867	1.2%
UNITE Group PLC	3,953,553	55,983,148	1.0%
Other Securities		205,307,516	3.6%

TOTAL UNITED KINGDOM		876,296,520	15.6%

TOTAL COMMON STOCKS (Cost $5,217,110,749)		5,525,580,351	98.5%

TOTAL INVESTMENT SECURITIES (Cost $5,217,110,749)		5,525,580,351

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	27,835,352	321,971,513	5.7%

TOTAL INVESTMENTS — (100.0%) (Cost $5,539,093,551)		$5,847,551,864	104.2%

As of April 30, 2022, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	220	06/17/22	$48,627,313	$45,402,500	$(3,224,813)

Total Futures Contracts			$48,627,313	$45,402,500	$(3,224,813)

26

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$541,304	$1,162,410,852	$126,252	$1,163,078,408
Belgium	—	224,199,064	—	224,199,064
Canada	334,284,217	—	—	334,284,217
China	—	12,286,449	—	12,286,449
France	—	203,234,737	—	203,234,737
Germany	—	11,220,959	—	11,220,959
Hong Kong	—	243,635,794	—	243,635,794
Ireland	—	21,913,704	—	21,913,704
Italy	—	5,288,160	—	5,288,160
Japan	—	1,293,172,948	—	1,293,172,948
Malaysia	—	25,325,944	—	25,325,944
Mexico	86,338,891	—	—	86,338,891
Netherlands	—	140,599,983	—	140,599,983
New Zealand	—	73,135,945	—	73,135,945
Singapore	—	578,981,032	—	578,981,032
South Africa	—	107,283,796	—	107,283,796
South Korea	—	12,380,113	—	12,380,113
Spain	—	79,689,224	—	79,689,224
Taiwan	—	16,070,050	—	16,070,050
Turkey	—	17,164,413	—	17,164,413
United Kingdom	—	876,296,520	—	876,296,520
Securities Lending Collateral	—	321,971,513	—	321,971,513
Futures Contracts**	(3,224,813)	—	—	(3,224,813)

TOTAL	$417,939,599	$5,426,261,200	$126,252^	$5,844,327,051

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

27

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (59.4%)
UNITED STATES — (59.4%)
	Alexandria Real Estate Equities, Inc.	636,760	$115,992,202	1.2%
	American Campus Communities, Inc.	593,164	38,359,916	0.4%
	American Homes 4 Rent, Class A	1,300,054	51,495,155	0.5%
	American Tower Corp.	1,930,005	465,169,805	4.7%
	Apartment Income REIT Corp.	668,532	32,871,721	0.3%
	AvalonBay Communities, Inc.	595,358	135,432,038	1.4%
#	Boston Properties, Inc.	631,669	74,284,274	0.7%
	Brixmor Property Group, Inc.	1,267,435	32,167,500	0.3%
	Camden Property Trust	432,559	67,864,182	0.7%
	Crown Castle International Corp.	1,842,366	341,224,607	3.4%
	CubeSmart	880,437	41,829,562	0.4%
	Digital Realty Trust, Inc.	1,175,092	171,704,414	1.7%
	Duke Realty Corp.	1,606,695	87,966,551	0.9%
	EastGroup Properties, Inc.	172,932	32,424,750	0.3%
	Equinix, Inc.	385,201	276,990,335	2.8%
	Equity LifeStyle Properties, Inc.	734,982	56,799,409	0.6%
	Equity Residential	1,579,900	128,761,850	1.3%
	Essex Property Trust, Inc.	277,372	91,330,278	0.9%
	Extra Space Storage, Inc.	565,224	107,392,560	1.1%
	Federal Realty Investment Trust	306,103	35,832,417	0.4%
	First Industrial Realty Trust, Inc.	559,467	32,449,086	0.3%
	Gaming & Leisure Properties, Inc.	979,486	43,469,589	0.4%
	Healthcare Trust of America, Inc., Class A	939,748	28,624,724	0.3%
	Healthpeak Properties, Inc.	2,298,884	75,426,384	0.8%
	Host Hotels & Resorts, Inc.	2,986,477	60,774,807	0.6%
	Invitation Homes, Inc.	2,560,205	101,947,358	1.0%
#	Iron Mountain, Inc.	1,208,818	64,949,791	0.7%
	Kilroy Realty Corp.	447,004	31,290,280	0.3%
	Kimco Realty Corp.	2,552,009	64,642,396	0.7%
	Lamar Advertising Co., Class A	364,052	40,194,981	0.4%
	Life Storage, Inc.	336,205	44,543,734	0.4%
	Medical Properties Trust, Inc.	2,495,489	45,892,043	0.5%
	Mid-America Apartment Communities, Inc.	488,169	96,012,985	1.0%
	National Retail Properties, Inc.	748,456	32,812,311	0.3%
	Prologis, Inc.	3,147,758	504,554,062	5.1%
	Public Storage	668,747	248,439,510	2.5%
	Realty Income Corp.	2,452,274	170,089,705	1.7%
	Regency Centers Corp.	682,674	46,988,424	0.5%
	Rexford Industrial Realty, Inc.	636,647	49,683,932	0.5%
	SBA Communications Corp.	465,813	161,688,350	1.6%
	Simon Property Group, Inc.	1,437,329	169,604,822	1.7%
	STORE Capital Corp.	1,063,612	30,238,489	0.3%
	Sun Communities, Inc.	485,357	85,214,128	0.9%
	UDR, Inc.	1,330,028	70,770,790	0.7%
	Ventas, Inc.	1,683,187	93,501,058	0.9%
#	VICI Properties, Inc.	2,650,567	79,013,388	0.8%
#	Welltower, Inc.	1,874,206	170,196,647	1.7%
	WP Carey, Inc.	778,943	62,915,226	0.6%

28

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$867,448,315	8.6%

TOTAL UNITED STATES		5,959,270,841	59.8%

TOTAL COMMON STOCKS		5,959,270,841	59.8%

		Value†
AFFILIATED INVESTMENT COMPANIES — (39.8%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	803,070,109	3,453,201,471	34.7%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	11,467,258	539,649,144	5.4%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,992,850,615	40.1%

TOTAL INVESTMENT SECURITIES (Cost $8,352,517,555)		9,952,121,456

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	7,260,936	83,987,252	0.8%

TOTAL INVESTMENTS — (100.0%) (Cost $8,436,502,348)		$10,036,108,708	100.7%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,959,169,989	$100,852	—	$5,959,270,841
Affiliated Investment Companies	3,992,850,615	—	—	3,992,850,615
Securities Lending Collateral	—	83,987,252	—	83,987,252

TOTAL	$9,952,020,604	$84,088,104	—	$10,036,108,708

See accompanying Notes to Financial Statements.

29

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (7.1%)
	Downer EDI Ltd.	10,953,330	$42,378,480	0.4%
	Sims Ltd.	2,944,653	42,576,427	0.4%
	Whitehaven Coal Ltd.	12,373,145	42,489,936	0.4%
	Other Securities		709,608,331	6.0%

TOTAL AUSTRALIA			837,053,174	7.2%

AUSTRIA — (0.7%)
	Other Securities		86,708,062	0.8%

BELGIUM — (1.7%)
	Ackermans & van Haaren NV	309,639	55,201,252	0.5%
#	Euronav NV	3,409,575	39,424,267	0.3%
	Other Securities		103,542,829	0.9%

TOTAL BELGIUM			198,168,348	1.7%

CANADA — (12.1%)
#	Alamos Gold, Inc., Class A	7,369,633	57,252,121	0.5%
#	Birchcliff Energy Ltd.	5,486,552	40,146,023	0.4%
#	Canadian Western Bank	1,923,567	48,529,021	0.4%
#	Centerra Gold, Inc.	4,783,502	44,273,412	0.4%
#	Crescent Point Energy Corp.	6,629,597	45,929,563	0.4%
	Linamar Corp.	965,007	38,220,181	0.3%
#*	MEG Energy Corp.	5,053,207	75,917,094	0.7%
#	Whitecap Resources, Inc.	6,696,779	54,892,057	0.5%
#	Yamana Gold, Inc.	12,479,727	68,875,775	0.6%
	Other Securities		960,768,464	8.2%

TOTAL CANADA			1,434,803,711	12.4%

CHINA — (0.1%)
	Other Securities		17,175,965	0.1%

DENMARK — (2.7%)
*	Jyske Bank AS	1,221,831	67,560,072	0.6%
	Sydbank AS	1,542,083	53,005,794	0.5%
	Other Securities		203,436,503	1.7%

TOTAL DENMARK			324,002,369	2.8%

FINLAND — (2.1%)
#	Metsa Board Oyj, Class B	3,895,732	41,983,529	0.4%
#	TietoEVRY Oyj	1,526,296	38,290,540	0.3%
	Other Securities		165,018,667	1.4%

TOTAL FINLAND			245,292,736	2.1%

FRANCE — (4.1%)
*	Elis SA	3,198,338	45,868,155	0.4%
*	Rexel SA	2,278,807	46,680,586	0.4%
#	SCOR SE	1,620,333	45,813,000	0.4%

30

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Other Securities		$343,117,957	3.0%

TOTAL FRANCE		481,479,698	4.2%

GERMANY — (7.0%)
Aareal Bank AG	1,191,446	40,597,048	0.4%
Aurubis AG	1,012,874	115,102,377	1.0%
Freenet AG	1,988,277	55,012,098	0.5%
* K+S AG	3,675,240	123,443,902	1.1%
# Lanxess AG	1,300,909	50,288,020	0.4%
Rheinmetall AG	304,136	68,559,575	0.6%
Other Securities		369,213,023	3.1%

TOTAL GERMANY		822,216,043	7.1%

GREECE — (0.0%)
Other Securities		1,812	0.0%

HONG KONG — (2.4%)
Other Securities		286,916,040	2.5%

IRELAND — (0.3%)
Other Securities		40,469,774	0.4%

ISRAEL — (1.5%)
Other Securities		177,243,388	1.5%

ITALY — (4.1%)
A2A SpA	22,526,442	38,487,718	0.3%
# Banco BPM SpA	25,704,843	80,988,158	0.7%
* Leonardo SpA	4,461,365	45,913,637	0.4%
Unipol Gruppo SpA	10,437,854	56,913,641	0.5%
Other Securities		257,348,348	2.2%

TOTAL ITALY		479,651,502	4.1%

JAPAN — (21.8%)
Other Securities		2,575,539,421	22.2%

NETHERLANDS — (2.8%)
APERAM SA	1,155,198	44,587,726	0.4%
ASR Nederland NV	2,841,742	129,153,413	1.1%
Boskalis Westminster	1,096,676	38,087,877	0.3%
# SBM Offshore NV	4,336,093	62,834,933	0.5%
Other Securities		53,834,397	0.5%

TOTAL NETHERLANDS		328,498,346	2.8%

NEW ZEALAND — (0.3%)
Other Securities		39,368,186	0.3%

NORWAY — (1.1%)
Other Securities		125,007,829	1.1%

PORTUGAL — (0.3%)
Other Securities		35,770,715	0.3%

31

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$103,096,791	0.9%

SPAIN — (2.2%)
Banco de Sabadell SA	55,222,945	42,857,100	0.4%
Bankinter SA	11,495,360	67,648,749	0.6%
Other Securities		153,820,425	1.3%

TOTAL SPAIN		264,326,274	2.3%

SWEDEN — (2.7%)
Other Securities		320,189,744	2.8%

SWITZERLAND — (5.8%)
Allreal Holding AG	289,293	54,567,300	0.5%
Helvetia Holding AG	629,771	80,929,767	0.7%
Siegfried Holding AG	64,599	46,830,359	0.4%
Swiss Prime Site AG	527,115	51,522,583	0.4%
Other Securities		446,898,700	3.9%

TOTAL SWITZERLAND		680,748,709	5.9%

UNITED KINGDOM — (11.7%)
Bellway PLC	1,802,277	54,739,243	0.5%
Close Brothers Group PLC	3,289,003	45,605,030	0.4%
Drax Group PLC	6,216,333	62,820,389	0.5%
Grafton Group PLC	5,475,243	66,312,087	0.6%
Man Group PLC	14,468,398	42,168,541	0.4%
Paragon Banking Group PLC	6,577,529	40,677,095	0.4%
Redrow PLC	6,644,105	43,554,077	0.4%
Travis Perkins PLC	4,464,949	68,101,295	0.6%
Vistry Group PLC	5,253,423	54,809,368	0.5%
Other Securities		899,238,747	7.6%

TOTAL UNITED KINGDOM		1,378,025,872	11.9%

TOTAL COMMON STOCKS		11,281,754,509	97.4%

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Other Securities		17,298,622	0.1%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		69,041	0.0%

SWITZERLAND — (0.0%)
Other Security		378,297	0.0%

TOTAL RIGHTS/WARRANTS		447,338	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,671,899,092)		11,299,500,469

32

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	44,836,577	$518,624,690	4.5%

TOTAL INVESTMENTS — (100.0%) (Cost $11,190,457,821)		$11,818,125,159	102.0%

As of April 30, 2022, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	854	06/17/22	$184,855,611	$176,244,250	$(8,611,361)

Total Futures Contracts			$184,855,611	$176,244,250	$(8,611,361)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$837,053,174	—	$837,053,174
Austria	—	86,708,062	—	86,708,062
Belgium	$1,843,031	196,325,317	—	198,168,348
Canada	1,433,881,752	921,959	—	1,434,803,711
China	12,485,033	4,690,932	—	17,175,965
Denmark	—	324,002,369	—	324,002,369
Finland	—	245,292,736	—	245,292,736
France	—	481,479,698	—	481,479,698
Germany	—	822,216,043	—	822,216,043
Greece	—	—	$1,812	1,812
Hong Kong	—	286,396,893	519,147	286,916,040
Ireland	—	40,469,774	—	40,469,774
Israel	178,844	177,064,544	—	177,243,388
Italy	—	479,651,502	—	479,651,502
Japan	5,005,617	2,570,533,804	—	2,575,539,421
Netherlands	—	328,498,346	—	328,498,346
New Zealand	—	39,368,186	—	39,368,186
Norway	2,641,586	122,366,243	—	125,007,829
Portugal	—	35,770,715	—	35,770,715
Singapore	—	101,949,327	1,147,464	103,096,791
Spain	—	264,326,274	—	264,326,274
Sweden	10,202,251	309,987,493	—	320,189,744
Switzerland	—	680,748,709	—	680,748,709
United Kingdom	—	1,378,025,872	—	1,378,025,872
Preferred Stocks
Germany	—	17,298,622	—	17,298,622
Rights/Warrants
Canada	—	69,041	—	69,041
Switzerland	—	378,297	—	378,297

33

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$518,624,690	—	$518,624,690
Futures Contracts**	$(8,611,361)	—	—	(8,611,361)

TOTAL	$1,457,626,753	$10,350,218,622	$1,668,423^	$11,809,513,798

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

34

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.7%)
AUSTRALIA — (6.6%)
BHP Group Ltd.	178,389	$5,960,944	0.2%
National Australia Bank Ltd.	308,973	7,053,444	0.2%
Santos Ltd.	1,101,699	6,156,371	0.2%
Westpac Banking Corp.	357,485	5,984,295	0.2%
Other Securities		207,151,971	6.1%

TOTAL AUSTRALIA		232,307,025	6.9%

AUSTRIA — (0.6%)
Other Securities		21,384,115	0.6%

BELGIUM — (1.3%)
Other Securities		45,142,857	1.3%

CANADA — (11.3%)
Bank of Nova Scotia	102,743	6,505,687	0.2%
# Canadian Natural Resources Ltd.	99,485	6,155,137	0.2%
Cenovus Energy, Inc.	372,350	6,881,028	0.2%
Fairfax Financial Holdings Ltd.	12,635	6,942,488	0.2%
Magna International, Inc.	140,149	8,446,780	0.3%
Royal Bank of Canada	61,845	6,246,362	0.2%
Suncor Energy, Inc.	242,441	8,713,330	0.3%
# Teck Resources Ltd., Class B	244,859	9,662,136	0.3%
Tourmaline Oil Corp.	207,214	10,671,606	0.3%
West Fraser Timber Co. Ltd.	67,811	5,960,047	0.2%
Other Securities		323,463,171	9.6%

TOTAL CANADA		399,647,772	12.0%

CHINA — (0.1%)
Other Securities		3,194,939	0.1%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	47,591	5,436,141	0.2%
Other Securities		72,026,865	2.1%

TOTAL DENMARK		77,463,006	2.3%

FINLAND — (1.5%)
Other Securities		53,834,911	1.6%

FRANCE — (6.9%)
Arkema SA	51,529	5,871,436	0.2%
# BNP Paribas SA	106,510	5,522,689	0.2%
# Bouygues SA	184,276	6,336,007	0.2%
Cie de Saint-Gobain	105,389	6,148,200	0.2%
Cie Generale des Etablissements Michelin SCA	86,973	10,772,468	0.3%
Engie SA	465,874	5,497,532	0.2%
Orange SA	1,316,569	15,674,276	0.5%
TotalEnergies SE	308,861	15,165,991	0.5%
Other Securities		173,145,238	5.0%

TOTAL FRANCE		244,133,837	7.3%

35

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (5.9%)
	Allianz SE	36,861	$8,317,098	0.3%
*	Commerzbank AG	883,755	5,769,439	0.2%
Ω	Covestro AG	168,512	7,255,373	0.2%
*	K+S AG	192,423	6,463,101	0.2%
	Mercedes-Benz Group AG	163,910	11,441,109	0.4%
	Other Securities		168,514,911	4.9%

	TOTAL GERMANY		207,761,031	6.2%

	HONG KONG — (2.2%)
	Other Securities		76,156,502	2.3%

	IRELAND — (0.6%)
	Other Securities		19,646,738	0.6%

	ISRAEL — (1.3%)
	Other Securities		46,334,400	1.4%

	ITALY — (2.4%)
	Other Securities		84,707,539	2.5%

	JAPAN — (21.1%)
	ENEOS Holdings, Inc.	2,073,570	7,296,089	0.2%
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,493,538	0.2%
	SoftBank Group Corp.	192,900	7,934,022	0.3%
	Toyota Motor Corp.	430,090	7,369,035	0.2%
	Other Securities		713,367,098	21.3%

	TOTAL JAPAN.		742,459,782	22.2%

	NETHERLANDS — (3.2%)
	Aegon NV	1,281,817	6,645,810	0.2%
	ArcelorMittal SA	227,139	6,641,561	0.2%
	ASR Nederland NV	149,446	6,792,123	0.2%
	Koninklijke Ahold Delhaize NV	350,033	10,324,561	0.3%
	Other Securities		82,164,161	2.5%

	TOTAL NETHERLANDS		112,568,216	3.4%

	NEW ZEALAND — (0.4%)
	Other Securities		15,080,173	0.5%

	NORWAY — (0.9%)
	Other Securities		33,080,629	1.0%

	PORTUGAL — (0.3%)
	Other Securities		10,476,069	0.3%

	SINGAPORE — (0.9%)
	Other Securities		29,936,241	0.9%

	SPAIN — (2.0%)
	Repsol SA	415,110	6,192,560	0.2%
	Other Securities		65,163,610	1.9%

	TOTAL SPAIN		71,356,170	2.1%

36

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.9%)
Other Securities		$103,329,535	3.1%

SWITZERLAND — (7.1%)
Julius Baer Group Ltd.	127,245	6,080,761	0.2%
Nestle SA	126,847	16,375,196	0.5%
Novartis AG, Sponsored ADR	70,669	6,220,992	0.2%
Swiss Life Holding AG	11,301	6,607,865	0.2%
Swiss Prime Site AG	56,116	5,485,029	0.2%
# Swisscom AG	15,415	9,114,902	0.3%
Vifor Pharma AG	38,547	6,809,267	0.2%
Zurich Insurance Group AG	14,535	6,617,342	0.2%
Other Securities		187,384,358	5.5%

TOTAL SWITZERLAND		250,695,712	7.5%

UNITED KINGDOM — (11.0%)
Aviva PLC	1,051,807	5,643,076	0.2%
BP PLC	1,487,940	7,183,467	0.2%
British American Tobacco PLC	154,373	6,470,135	0.2%
# HSBC Holdings PLC, Sponsored ADR	320,826	9,948,814	0.3%
Shell PLC, Sponsored ADR	311,988	16,669,519	0.5%
Other Securities		343,723,995	10.3%

TOTAL UNITED KINGDOM		389,639,006	11.7%

UNITED STATES — (0.0%)
Other Securities		163,948	0.0%

TOTAL COMMON STOCKS		3,270,500,153	97.8%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		13,277,226	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		3,051	0.0%

CANADA — (0.0%)
Other Securities		146,738	0.0%

HONG KONG — (0.0%)
Other Security		345	0.0%

SWITZERLAND — (0.0%)
Other Security		30,204	0.0%

TOTAL RIGHTS/WARRANTS		180,338	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,850,696,711)		3,283,957,717

37

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (6.9%)
@§ The DFA Short Term Investment Fund	21,046,989	$243,450,527	7.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,094,116,308)		$3,527,408,244	105.5%

As of April 30, 2022, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	147	06/17/22	$31,793,929	$30,337,125	$(1,456,804)

Total Futures Contracts			$31,793,929	$30,337,125	$(1,456,804)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,782,235	$227,524,790	—	$232,307,025
Austria	—	21,384,115	—	21,384,115
Belgium	2,205,619	42,937,238	—	45,142,857
Canada	398,490,147	1,157,625	—	399,647,772
China	909,439	2,285,500	—	3,194,939
Denmark	—	77,463,006	—	77,463,006
Finland	—	53,834,911	—	53,834,911
France	315,739	243,816,373	$1,725	244,133,837
Germany	6,001,608	201,759,423	—	207,761,031
Hong Kong	61,953	76,008,643	85,906	76,156,502
Ireland	4,921,733	14,725,005	—	19,646,738
Israel	4,852,032	41,482,368	—	46,334,400
Italy	1,389,303	83,318,236	—	84,707,539
Japan	11,479,404	730,980,378	—	742,459,782
Netherlands	14,657,655	97,910,561	—	112,568,216
New Zealand	10,728	15,069,445	—	15,080,173
Norway	289,390	32,791,239	—	33,080,629
Portugal	—	10,476,069	—	10,476,069
Singapore	600,234	29,288,461	47,546	29,936,241
Spain	2,272,544	69,083,626	—	71,356,170
Sweden	791,977	102,537,558	—	103,329,535
Switzerland	18,188,368	232,507,344	—	250,695,712
United Kingdom	50,487,814	339,151,192	—	389,639,006
United States	132,762	31,186	—	163,948
Preferred Stocks
Germany	—	13,277,226	—	13,277,226
Rights/Warrants
Australia	—	3,051	—	3,051
Canada	—	146,738	—	146,738
Hong Kong	—	345	—	345
Switzerland	—	30,204	—	30,204

38

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$243,450,527	—	$243,450,527
Futures Contracts**	$(1,456,804)	—	—	(1,456,804)

TOTAL	$521,383,880	$3,004,432,383	$135,177^	$3,525,951,440

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

39

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.0%)
AUSTRALIA — (7.2%)
BHP Group Ltd.	252,734	$8,445,214	0.4%
BHP Group Ltd.	242,244	8,118,186	0.4%
BHP Group Ltd., Sponsored ADR	439,796	29,457,536	1.4%
CSL Ltd.	89,023	16,990,050	0.8%
Other Securities		92,320,127	4.6%

TOTAL AUSTRALIA		155,331,113	7.6%

AUSTRIA — (0.2%)
Other Securities		3,530,345	0.2%

BELGIUM — (0.6%)
Other Securities		13,970,103	0.7%

CANADA — (10.6%)
Canadian National Railway Co.	103,129	12,128,385	0.6%
Canadian Natural Resources Ltd.	277,342	17,159,150	0.8%
Constellation Software, Inc.	6,141	9,665,126	0.5%
National Bank of Canada	139,276	9,727,041	0.5%
Royal Bank of Canada	185,318	18,717,168	0.9%
Royal Bank of Canada	64,164	6,482,489	0.3%
Suncor Energy, Inc.	277,993	9,991,068	0.5%
Other Securities		145,743,905	7.2%

TOTAL CANADA		229,614,332	11.3%

CHINA — (0.0%)
Other Security		855,821	0.0%

DENMARK — (3.0%)
# Novo Nordisk AS, Class B	490,008	55,971,767	2.8%
Other Securities		9,050,645	0.4%

TOTAL DENMARK		65,022,412	3.2%

FINLAND — (1.0%)
Other Securities		21,058,121	1.0%

FRANCE — (8.6%)
Airbus SE	114,996	12,588,824	0.6%
Kering SA	19,489	10,369,559	0.5%
Legrand SA	117,175	10,383,365	0.5%
LVMH Moet Hennessy Louis Vuitton SE	67,951	43,973,471	2.2%
Orange SA	1,002,889	11,939,791	0.6%
Teleperformance	29,391	10,548,755	0.5%
Other Securities		85,893,403	4.2%

TOTAL FRANCE		185,697,168	9.1%

GERMANY — (6.4%)
Bayer AG	221,721	14,604,993	0.7%
Deutsche Telekom AG	866,133	15,955,165	0.8%
E.ON SE	948,865	9,874,797	0.5%

40

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Mercedes-Benz Group AG	196,327	$13,703,854	0.7%
Other Securities		85,006,222	4.1%

TOTAL GERMANY		139,145,031	6.8%

HONG KONG — (2.1%)
Hong Kong Exchanges & Clearing Ltd.	293,437	12,447,297	0.6%
Other Securities		32,622,851	1.6%

TOTAL HONG KONG		45,070,148	2.2%

IRELAND — (0.5%)
Other Securities		11,296,516	0.6%

ISRAEL — (0.6%)
Other Securities		11,812,765	0.6%

ITALY — (1.9%)
Other Securities		41,822,352	2.0%

JAPAN — (18.2%)
Hitachi Ltd.	264,700	12,553,781	0.6%
KDDI Corp.	492,100	16,295,739	0.8%
Nintendo Co. Ltd.	26,500	12,094,354	0.6%
Recruit Holdings Co. Ltd.	267,200	9,694,441	0.5%
SoftBank Group Corp.	427,500	17,583,175	0.9%
Sony Group Corp.	328,700	28,367,144	1.4%
Tokyo Electron Ltd.	33,900	14,303,983	0.7%
Other Securities		284,939,735	13.9%

TOTAL JAPAN		395,832,352	19.4%

NETHERLANDS — (3.6%)
ASML Holding NV	14,189	8,052,803	0.4%
ASML Holding NV	60,070	33,865,664	1.7%
Koninklijke Ahold Delhaize NV	362,294	10,686,211	0.5%
Wolters Kluwer NV	152,080	15,357,456	0.8%
Other Securities		10,945,538	0.5%

TOTAL NETHERLANDS		78,907,672	3.9%

NEW ZEALAND — (0.2%)
Other Securities		5,160,401	0.3%

NORWAY — (0.8%)
Equinor ASA	304,550	10,293,657	0.5%
Other Securities		7,839,721	0.4%

TOTAL NORWAY		18,133,378	0.9%

PORTUGAL — (0.1%)
Other Securities		2,898,574	0.1%

SINGAPORE — (0.9%)
Other Securities		18,793,357	0.9%

41

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.0%)
Iberdrola SA	977,909	$11,236,965	0.6%
Telefonica SA	2,098,862	10,210,210	0.5%
Other Securities		21,845,812	1.0%

TOTAL SPAIN		43,292,987	2.1%

SWEDEN — (2.4%)
Other Securities		52,712,939	2.6%

SWITZERLAND — (8.4%)
Givaudan SA	3,524	14,006,214	0.7%
Nestle SA	144,809	18,693,984	0.9%
Roche Holding AG	8,192	3,291,099	0.2%
Roche Holding AG	183,630	68,092,523	3.3%
Sika AG	36,778	11,234,134	0.6%
Other Securities		67,386,526	3.3%

TOTAL SWITZERLAND		182,704,480	9.0%

UNITED KINGDOM — (13.7%)
Anglo American PLC	335,117	14,842,658	0.7%
Ashtead Group PLC	224,550	11,610,858	0.6%
BAE Systems PLC	1,327,767	12,264,127	0.6%
BT Group PLC	4,496,264	9,970,850	0.5%
Diageo PLC	80,730	4,027,527	0.2%
Diageo PLC, Sponsored ADR	106,135	21,086,902	1.0%
Ferguson PLC	94,077	11,801,910	0.6%
GlaxoSmithKline PLC	1,506,206	33,953,771	1.7%
Imperial Brands PLC	553,895	11,529,618	0.6%
Reckitt Benckiser Group PLC	138,595	10,808,409	0.5%
RELX PLC, Sponsored ADR	334,644	9,855,266	0.5%
Rio Tinto PLC	94,176	6,654,113	0.3%
Rio Tinto PLC, Sponsored ADR	251,488	17,885,827	0.9%
SSE PLC	626,665	14,554,812	0.7%
Unilever PLC	48,760	2,266,858	0.1%
Unilever PLC	62,170	2,885,563	0.1%
Unilever PLC, Sponsored ADR	587,080	27,158,321	1.3%
Other Securities		73,696,045	3.6%

TOTAL UNITED KINGDOM		296,853,435	14.5%

TOTAL COMMON STOCKS		2,019,515,802	99.0%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		11,345,831	0.5%

TOTAL INVESTMENT SECURITIES (Cost $1,854,981,030)		2,030,861,633

		Value†
SECURITIES LENDING COLLATERAL— (6.5%)
@§ The DFA Short Term Investment Fund	12,131,990	140,330,728	6.9%

TOTAL INVESTMENTS — (100.0%) (Cost $1,995,310,877)		$2,171,192,361	106.4%

42

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolios investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$29,457,536	$125,873,577	—	$155,331,113
Austria	—	3,530,345	—	3,530,345
Belgium	—	13,970,103	—	13,970,103
Canada	229,614,332	—	—	229,614,332
China	—	855,821	—	855,821
Denmark	—	65,022,412	—	65,022,412
Finland	—	21,058,121	—	21,058,121
France	2,285,784	183,411,384	—	185,697,168
Germany	—	139,145,031	—	139,145,031
Hong Kong	—	45,070,148	—	45,070,148
Ireland	3,333,111	7,963,405	—	11,296,516
Israel	1,923,109	9,889,656	—	11,812,765
Italy	3,826,287	37,996,065	—	41,822,352
Japan	—	395,832,352	—	395,832,352
Netherlands	33,865,664	45,042,008	—	78,907,672
New Zealand	—	5,160,401	—	5,160,401
Norway	—	18,133,378	—	18,133,378
Portugal	—	2,898,574	—	2,898,574
Singapore	505,674	18,287,683	—	18,793,357
Spain	—	43,292,987	—	43,292,987
Sweden	—	52,712,939	—	52,712,939
Switzerland	4,532,669	178,171,811	—	182,704,480
United Kingdom	77,179,325	219,674,110	—	296,853,435
Preferred Stocks
Germany	—	11,345,831	—	11,345,831
Securities Lending Collateral	—	140,330,728	—	140,330,728

TOTAL	$386,523,491	$1,784,668,870	—	$2,171,192,361

See accompanying Notes to Financial Statements.

43

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company		$122,120,105
Investment in Dimensional Emerging Markets Value Fund		62,209,215
Investment in DFA International Small Cap Value Portfolio of
DFA Investment Dimensions Group Inc.	841,177	16,646,899

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $174,165,645)		$200,976,219

Summary of the Portfolios investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$200,976,219	—	—	$200,976,219

TOTAL	$200,976,219	—	—	$200,976,219

See accompanying Notes to Financial Statements.

44

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.1%)
AUSTRALIA — (4.6%)
BHP Group Ltd.	352,621	$11,782,980	0.3%
# BHP Group Ltd., Sponsored ADR	100,755	6,748,570	0.2%
Commonwealth Bank of Australia	87,813	6,382,557	0.2%
Other Securities		149,007,774	4.1%

TOTAL AUSTRALIA		173,921,881	4.8%

AUSTRIA — (0.3%)
Other Securities		12,139,393	0.3%

BELGIUM — (0.8%)
Other Securities		29,014,659	0.8%

BRAZIL — (1.4%)
Vale SA	628,010	10,579,991	0.3%
Other Securities		42,137,337	1.1%

TOTAL BRAZIL		52,717,328	1.4%

CANADA — (7.6%)
Bank of Montreal	65,266	6,920,807	0.2%
Bank of Nova Scotia	94,722	5,997,797	0.2%
Canadian National Railway Co.	47,248	5,557,310	0.2%
Canadian Natural Resources Ltd.	155,586	9,626,106	0.3%
# Royal Bank of Canada	108,786	10,987,416	0.3%
Royal Bank of Canada	97,598	9,860,326	0.3%
Suncor Energy, Inc.	165,422	5,945,267	0.2%
Toronto-Dominion Bank	89,325	6,452,838	0.2%
Tourmaline Oil Corp.	108,339	5,579,503	0.2%
Other Securities		220,200,926	5.8%

TOTAL CANADA		287,128,296	7.9%

CHILE — (0.1%)
Other Securities		4,905,729	0.1%

CHINA — (8.5%)
China Construction Bank Corp., Class H	10,898,000	7,763,724	0.2%
Ping An Insurance Group Co. of China Ltd., Class H	908,000	5,739,207	0.2%
Tencent Holdings Ltd.	442,200	20,838,624	0.6%
Other Securities		288,924,569	7.9%

TOTAL CHINA		323,266,124	8.9%

COLOMBIA — (0.0%)
Other Securities		1,743,704	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,506,881	0.0%

DENMARK — (1.5%)
Novo Nordisk AS, Class B	142,160	16,238,401	0.5%

45

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
DENMARK — (Continued)
Other Securities		$40,176,896	1.0%

TOTAL DENMARK		56,415,297	1.5%

EGYPT — (0.0%)
Other Securities		194,501	0.0%

FINLAND — (1.0%)
Other Securities		38,471,334	1.1%

FRANCE — (5.0%)
Air Liquide SA	33,223	5,747,854	0.2%
LVMH Moet Hennessy Louis Vuitton SE	21,810	14,114,015	0.4%
Orange SA	535,579	6,376,280	0.2%
# TotalEnergies SE	176,070	8,645,559	0.3%
# Vinci SA	66,251	6,428,590	0.2%
Other Securities		147,449,377	3.9%

TOTAL FRANCE		188,761,675	5.2%

GERMANY — (4.1%)
Bayer AG	87,779	5,782,094	0.2%
Bayerische Motoren Werke AG	72,976	5,959,641	0.2%
Deutsche Telekom AG	371,759	6,848,228	0.2%
Mercedes-Benz Group AG	116,609	8,139,444	0.2%
Other Securities		128,301,266	3.4%

TOTAL GERMANY		155,030,673	4.2%

GREECE — (0.1%)
Other Securities		2,979,525	0.1%

HONG KONG — (1.4%)
AIA Group Ltd.	608,200	5,974,809	0.2%
Other Securities		47,634,847	1.3%

TOTAL HONG KONG		53,609,656	1.5%

HUNGARY — (0.1%)
Other Securities		2,379,135	0.1%

INDIA — (5.0%)
Infosys Ltd.	301,896	6,120,337	0.2%
Reliance Industries Ltd.	235,961	8,578,394	0.3%
Other Securities		173,702,617	4.7%

TOTAL INDIA		188,401,348	5.2%

INDONESIA — (0.6%)
Other Securities		22,884,601	0.6%

IRELAND — (0.5%)
# CRH PLC, Sponsored ADR	191,724	7,588,436	0.2%
Other Securities		11,599,932	0.3%

TOTAL IRELAND		19,188,368	0.5%

46

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.8%)
Other Securities		$28,920,049	0.8%

ITALY — (1.6%)
# Stellantis NV	503,996	6,766,472	0.2%
Other Securities		55,945,016	1.5%

TOTAL ITALY		62,711,488	1.7%

JAPAN — (13.2%)
SoftBank Group Corp.	157,844	6,492,161	0.2%
Sony Group Corp.	104,000	8,975,306	0.3%
Toyota Motor Corp.	1,130,315	19,366,485	0.6%
Other Securities		465,830,323	12.6%

TOTAL JAPAN		500,664,275	13.7%

MALAYSIA — (0.5%)
Other Securities		20,319,837	0.6%

MEXICO — (0.7%)
Other Securities		26,973,298	0.7%

NETHERLANDS — (2.1%)
ASML Holding NV	20,610	11,619,300	0.3%
Koninklijke Ahold Delhaize NV	272,370	8,033,808	0.2%
Other Securities		59,626,479	1.7%

TOTAL NETHERLANDS		79,279,587	2.2%

NEW ZEALAND — (0.3%)
Other Securities		10,944,940	0.3%

NORWAY — (0.7%)
Other Securities		24,890,153	0.7%

PERU — (0.0%)
Other Securities		300,735	0.0%

PHILIPPINES — (0.2%)
Other Securities		8,861,509	0.2%

POLAND — (0.2%)
Other Securities		9,613,405	0.3%

PORTUGAL — (0.2%)
Other Securities		6,128,768	0.2%

QATAR — (0.2%)
Other Securities		9,340,875	0.3%

SAUDI ARABIA — (1.1%)
Other Securities		41,385,571	1.1%

SINGAPORE — (0.6%)
Other Securities		22,945,978	0.6%

47

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.6%)
Other Securities		$61,850,810	1.7%

SOUTH KOREA — (4.3%)
Samsung Electronics Co. Ltd.	661,530	35,255,279	1.0%
SK Hynix, Inc.	63,826	5,592,951	0.2%
Other Securities		122,456,076	3.3%

TOTAL SOUTH KOREA		163,304,306	4.5%

SPAIN — (1.4%)
Iberdrola SA	591,671	6,798,775	0.2%
Repsol SA	383,180	5,716,232	0.2%
Other Securities		39,011,449	1.0%

TOTAL SPAIN		51,526,456	1.4%

SWEDEN — (1.9%)
Other Securities		73,589,596	2.0%

SWITZERLAND — (5.0%)
Nestle SA	261,500	33,758,101	0.9%
Novartis AG	100,236	8,857,779	0.3%
Roche Holding AG	58,789	21,799,767	0.6%
Other Securities		125,135,491	3.4%

TOTAL SWITZERLAND		189,551,138	5.2%

TAIWAN — (5.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	21,156,694	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	12,022,261	0.4%
Other Securities		178,585,460	4.8%

TOTAL TAIWAN		211,764,415	5.8%

THAILAND — (0.8%)
Other Securities		29,564,314	0.8%

TURKEY — (0.2%)
Other Securities		6,810,974	0.2%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		10,714,841	0.3%

UNITED KINGDOM — (8.0%)
BP PLC, Sponsored ADR	305,930	8,786,310	0.3%
British American Tobacco PLC	141,356	5,924,562	0.2%
# HSBC Holdings PLC, Sponsored ADR	230,666	7,152,953	0.2%
# Rio Tinto PLC, Sponsored ADR	172,914	12,297,644	0.4%
Shell PLC, Sponsored ADR	341,272	18,234,163	0.5%
Other Securities		252,696,526	6.8%

TOTAL UNITED KINGDOM		305,092,158	8.4%

48

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.0%)
Other Securities		$446,702	0.0%

TOTAL COMMON STOCKS		3,572,156,286	97.9%

PREFERRED STOCKS — (0.6%)
AUSTRALIA — (0.0%)
Other Security		895	0.0%

BRAZIL — (0.3%)
Other Securities		11,948,462	0.4%

CHILE — (0.0%)
Other Securities		175,036	0.0%

COLOMBIA — (0.0%)
Other Securities		294,401	0.0%

GERMANY — (0.3%)
Other Securities		11,085,941	0.3%

PHILIPPINES — (0.0%)
Other Security		47,521	0.0%

SOUTH KOREA — (0.0%)
Other Security		16,715	0.0%

TAIWAN — (0.0%)
Other Security		84,147	0.0%

THAILAND — (0.0%)
Other Security		131,680	0.0%

TOTAL PREFERRED STOCKS		23,784,798	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		2,818	0.0%

CANADA — (0.0%)
Other Security		92,931	0.0%

HONG KONG — (0.0%)
Other Securities		3,056	0.0%

MALAYSIA — (0.0%)
Other Security		3,467	0.0%

NEW ZEALAND — (0.0%)
Other Security		2,761	0.0%

PHILIPPINES — (0.0%)
Other Security		2,518	0.0%

SOUTH KOREA — (0.0%)
Other Security		2,838	0.0%

49

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (0.0%)
Other Security		$8,667	0.0%

TAIWAN — (0.0%)
Other Securities		290	0.0%

THAILAND — (0.0%)
Other Securities		21,130	0.0%

TURKEY — (0.0%)
Other Security		4,870	0.0%

TOTAL RIGHTS/WARRANTS		145,346	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,107,583,193)		3,596,086,430

		Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	17,276,461	199,836,819	5.5%

TOTAL INVESTMENTS — (100.0%) (Cost $3,307,397,491)		$3,795,923,249	104.1%

As of April 30, 2022, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	147	06/17/22	$31,573,032	$30,337,125	$(1,235,907)

Total Futures Contracts			$31,573,032	$30,337,125	$(1,235,907)

Summary of the Portfolios investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,225,361	$166,696,520	—	$173,921,881
Austria	—	12,139,393	—	12,139,393
Belgium	330,609	28,684,050	—	29,014,659
Brazil	52,578,297	139,031	—	52,717,328
Canada	286,272,726	855,570	—	287,128,296
Chile	1,033,865	3,871,864	—	4,905,729
China	25,898,692	297,042,271	$325,161	323,266,124
Colombia	1,711,782	31,922	—	1,743,704
Czech Republic	—	1,506,881	—	1,506,881
Denmark	—	56,415,297	—	56,415,297
Egypt	93,682	100,819	—	194,501
Finland	627,989	37,843,345	—	38,471,334
France	425,587	188,334,030	2,058	188,761,675
Germany	1,719,799	153,310,874	—	155,030,673

50

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Greece	—	$2,978,211	$1,314	$2,979,525
Hong Kong	$393,899	53,171,841	43,916	53,609,656
Hungary	—	2,379,135	—	2,379,135
India	2,454,567	185,946,318	463	188,401,348
Indonesia	199,209	22,649,886	35,506	22,884,601
Ireland	7,588,436	11,599,932	—	19,188,368
Israel	3,452,502	25,467,547	—	28,920,049
Italy	876,592	61,834,896	—	62,711,488
Japan	3,432,497	497,231,778	—	500,664,275
Malaysia	—	20,299,877	19,960	20,319,837
Mexico	26,865,080	108,019	199	26,973,298
Netherlands	13,617,033	65,662,554	—	79,279,587
New Zealand	—	10,944,940	—	10,944,940
Norway	41,205	24,848,948	—	24,890,153
Peru	300,697	38	—	300,735
Philippines	29,835	8,831,674	—	8,861,509
Poland	—	9,613,405	—	9,613,405
Portugal	—	6,128,768	—	6,128,768
Qatar	—	9,340,875	—	9,340,875
Saudi Arabia	43,040	41,342,531	—	41,385,571
Singapore	485,973	22,438,009	21,996	22,945,978
South Africa	7,443,961	54,406,849	—	61,850,810
South Korea	719,554	162,521,641	63,111	163,304,306
Spain	473,018	51,053,438	—	51,526,456
Sweden	324,959	73,264,637	—	73,589,596
Switzerland	8,716,079	180,835,059	—	189,551,138
Taiwan	12,268,973	199,490,567	4,875	211,764,415
Thailand	28,817,751	746,563	—	29,564,314
Turkey	422,263	6,388,711	—	6,810,974
United Arab Emirates	—	10,714,841	—	10,714,841
United Kingdom	72,191,249	232,900,909	—	305,092,158
United States	406,388	40,314	—	446,702
Preferred Stocks
Australia	—	895	—	895
Brazil	11,924,283	24,179	—	11,948,462
Chile	—	175,036	—	175,036
Colombia	294,401	—	—	294,401
Germany	—	11,085,941	—	11,085,941
Philippines	—	47,521	—	47,521
South Korea	—	16,715	—	16,715
Taiwan	—	84,147	—	84,147
Thailand	131,680	—	—	131,680
Rights/Warrants
Australia	—	2,818	—	2,818
Canada	—	92,931	—	92,931
Hong Kong	—	3,056	—	3,056
Malaysia	—	3,467	—	3,467
New Zealand	—	2,761	—	2,761
Philippines	—	2,518	—	2,518
South Korea	—	2,838	—	2,838
Switzerland	—	8,667	—	8,667
Taiwan	—	290	—	290
Thailand	—	21,130	—	21,130
Turkey	—	4,870	—	4,870

51

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$199,836,819	—	$199,836,819
Futures Contracts**	$(1,235,907)	—	—	(1,235,907)

TOTAL	$580,597,606	$3,213,571,177	$518,559^	$3,794,687,342

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

52

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group, Inc.	18,365,984	$588,813,431
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	19,922,596	285,889,256
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	5,224,565	118,649,868

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $711,414,986)		$993,352,555

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $487,093)	487,093	487,093

TOTAL INVESTMENTS — (100.0%) (Cost $711,902,079)		$993,839,648

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$993,352,555	—	—	$993,352,555
Temporary Cash Investments	487,093	—	—	487,093

TOTAL	$993,839,648	—	—	$993,839,648

See accompanying Notes to Financial Statements.

53

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group, Inc.	5,557,467	$161,944,580
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	5,550,416	79,648,469
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	2,355,621	53,496,154

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $182,822,987)		$295,089,203

As of April 30, 2022, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	284,655	AUD	380,852	Morgan Stanley and Co. International	05/02/22	$15,564
USD	4,951,485	AUD	6,919,773	UBS AG	05/02/22	62,320
USD	5,058,147	AUD	7,114,074	State Street Bank and Trust	05/31/22	29,188
USD	658,140	SGD	897,247	Citibank, N.A.	06/15/22	9,389
USD	5,803,144	CHF	5,360,825	State Street Bank and Trust	06/30/22	275,327
USD	1,678,927	DKK	11,433,420	Bank of America Corp.	07/11/22	51,879
USD	803,125	ILS	2,593,776	UBS AG	07/18/22	23,222
USD	15,520,667	JPY	1,977,023,154	Barclays Capital	07/19/22	239,803
USD	779,109	NOK	7,084,883	HSBC Bank	07/25/22	23,392

Total Appreciation						$730,084
AUD	7,300,625	USD	5,188,262	State Street Bank and Trust	05/02/22	$(30,006)
USD	11,221,653	HKD	87,915,111	HSBC Bank	07/21/22	(1,094)
USD	19,184,597	EUR	18,112,921	Bank of America Corp.	07/26/22	(7,004)
USD	2,247,984	SEK	22,101,606	Bank of America Corp.	07/26/22	(8,515)
USD	4,364,065	GBP	3,500,000	Barclays Capital	07/28/22	(38,686)
USD	4,623,644	GBP	3,710,699	JP Morgan	07/28/22	(44,152)

Total (Depreciation)						$(129,457)

Total Appreciation (Depreciation)						$600,627

As of April 30, 2022, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	15	06/17/22	$3,184,981	$3,095,625	$(89,356)

Total Futures Contracts			$3,184,981	$3,095,625	$(89,356)

54

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$295,089,203	—	—	$295,089,203
Forward Currency Contracts**	—	$600,627	—	600,627
Futures Contracts**	(89,356)	—	—	(89,356)

TOTAL	$294,999,847	$600,627	—	$295,600,474

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

55

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$4,967,414,347

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,967,414,347

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

56

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	$4,399,064,969

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,399,064,969

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

57

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$11,925,822,454

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$11,925,822,454

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

58

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (97.2%)
	BRAZIL — (4.2%)
	Petroleo Brasileiro SA	16,003,488	$108,244,751	0.4%
	Petroleo Brasileiro SA, Sponsored ADR	776,944	9,533,103	0.0%
	Petroleo Brasileiro SA, Sponsored ADR	1,228,197	16,666,633	0.1%
	Vale SA	15,469,805	260,617,538	1.0%
	Other Securities		732,696,480	2.7%

	TOTAL BRAZIL		1,127,758,505	4.2%

	CHILE — (0.5%)
	Other Securities		128,327,877	0.5%

	CHINA — (26.8%)
*	Alibaba Group Holding Ltd.	9,442,600	115,177,790	0.5%
*	Alibaba Group Holding Ltd., Sponsored ADR	2,528,930	245,533,814	0.9%
*	Baidu, Inc., Sponsored ADR	559,862	69,518,065	0.3%
	Bank of China Ltd., Class H	204,333,702	80,176,956	0.3%
	China Construction Bank Corp., Class H	370,130,302	263,680,459	1.0%
	China Merchants Bank Co. Ltd., Class H	16,873,646	101,701,593	0.4%
	China National Building Material Co. Ltd., Class H	40,908,150	54,441,043	0.2%
	China Overseas Land & Investment Ltd.	21,631,533	66,825,815	0.3%
	China Petroleum & Chemical Corp., Class H	144,228,400	70,595,712	0.3%
	China Resources Land Ltd.	15,028,610	67,120,965	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	232,900,725	140,394,023	0.5%
	Kweichow Moutai Co. Ltd., Class A	204,274	56,558,890	0.2%
	Lenovo Group Ltd.	58,158,000	56,471,574	0.2%
	Li Ning Co. Ltd.	7,614,083	59,345,433	0.2%
	NetEase, Inc., ADR	777,776	74,145,386	0.3%
	PetroChina Co. Ltd., Class H	141,510,000	67,173,933	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	30,102,500	190,269,263	0.7%
	Tencent Holdings Ltd.	16,149,900	761,062,183	2.9%
*Ω	Xiaomi Corp., Class B	40,639,200	61,866,607	0.3%
	Yum China Holdings, Inc.	1,340,150	56,018,270	0.2%
	Other Securities		4,619,704,202	16.8%

	TOTAL CHINA		7,277,781,976	27.1%

	COLOMBIA — (0.2%)
	Other Securities		40,734,664	0.1%

	CZECH REPUBLIC — (0.1%)
	Other Securities		34,066,030	0.1%

	EGYPT — (0.0%)
	Other Securities		11,037,954	0.0%

	GREECE — (0.3%)
	Other Securities		68,286,535	0.3%

	HONG KONG — (0.0%)
	Other Securities		888,938	0.0%

59

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HUNGARY — (0.2%)
Other Securities		$45,550,115	0.2%

INDIA — (14.8%)
* Adani Transmission Ltd.	1,505,225	54,226,783	0.2%
* Bharti Airtel Ltd.	6,407,864	61,539,921	0.2%
HDFC Bank Ltd.	5,402,815	96,678,854	0.4%
Housing Development Finance Corp. Ltd.	2,068,521	59,608,575	0.2%
# ICICI Bank Ltd., Sponsored ADR	4,405,288	83,876,684	0.3%
Infosys Ltd.	7,880,895	159,769,373	0.6%
Infosys Ltd., Sponsored ADR	3,016,528	59,938,411	0.2%
Reliance Industries Ltd.	6,047,405	219,854,224	0.8%
Tata Consultancy Services Ltd.	2,347,996	108,254,868	0.4%
Other Securities		3,095,962,158	11.6%

TOTAL INDIA		3,999,709,851	14.9%

INDONESIA — (2.0%)
Bank Central Asia Tbk PT	110,415,800	61,929,087	0.3%
Other Securities		476,585,510	1.7%

TOTAL INDONESIA		538,514,597	2.0%

MALAYSIA — (1.6%)
Other Securities		446,050,005	1.7%

MEXICO — (2.3%)
America Movil SAB de CV, Sponsored ADR, Class L	3,763,327	73,121,443	0.3%
# Grupo Mexico SAB de CV, Class B	12,834,356	60,119,868	0.2%
Other Securities		499,419,105	1.9%

TOTAL MEXICO		632,660,416	2.4%

PERU — (0.1%)
Other Securities		23,595,708	0.1%

PHILIPPINES — (0.8%)
Other Securities		222,606,475	0.8%

POLAND — (0.7%)
Other Securities		196,049,991	0.7%

QATAR — (0.6%)
Other Securities		165,766,521	0.6%

SAUDI ARABIA — (3.7%)
Al Rajhi Bank	1,942,346	90,991,394	0.4%
Saudi Basic Industries Corp.	1,568,485	54,334,917	0.2%
Saudi National Bank	3,044,476	63,811,642	0.3%
Other Securities		792,319,661	2.8%

TOTAL SAUDI ARABIA		1,001,457,614	3.7%

SOUTH AFRICA — (4.1%)
MTN Group Ltd.	11,514,149	122,119,001	0.5%
Other Securities		993,635,436	3.7%

TOTAL SOUTH AFRICA		1,115,754,437	4.2%

60

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (13.6%)
KB Financial Group, Inc.	1,155,887	$53,776,567	0.2%
# LG Electronics, Inc.	633,563	57,379,940	0.2%
Samsung Electronics Co. Ltd.	17,111,392	911,926,736	3.4%
SK Hynix, Inc.	1,965,870	172,265,443	0.7%
Other Securities		2,487,284,594	9.2%

TOTAL SOUTH KOREA		3,682,633,280	13.7%

SWITZERLAND — (0.0%)
Other Security		44,552	0.0%

TAIWAN — (16.7%)
Evergreen Marine Corp. Taiwan Ltd.	12,968,920	62,340,728	0.3%
Fubon Financial Holding Co. Ltd.	21,290,128	53,457,731	0.2%
# Hon Hai Precision Industry Co. Ltd.	21,590,403	73,970,436	0.3%
MediaTek, Inc.	2,813,823	77,571,412	0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	749,338,492	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,628,695	337,214,626	1.3%
# United Microelectronics Corp.	32,537,441	51,688,614	0.2%
Other Securities		3,135,215,396	11.5%

TOTAL TAIWAN		4,540,797,435	16.9%

THAILAND — (2.5%)
Other Securities		687,026,436	2.6%

TURKEY — (0.5%)
Other Securities		129,829,038	0.5%

UNITED ARAB EMIRATES — (0.9%)
Other Securities		243,843,961	0.9%

UNITED KINGDOM — (0.0%)
Other Security		569,678	0.0%

UNITED STATES — (0.0%)
Other Securities		6,972,505	0.0%

TOTAL COMMON STOCKS		26,368,315,094	98.2%

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Petroleo Brasileiro SA	22,001,222	134,749,947	0.5%
Other Securities		157,797,607	0.6%

TOTAL BRAZIL		292,547,554	1.1%

CHILE — (0.0%)
Other Securities		2,404,662	0.0%

COLOMBIA — (0.0%)
Other Securities		9,261,260	0.0%

PHILIPPINES — (0.0%)
Other Security		1,023,863	0.0%

61

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$230,548	0.0%

TAIWAN — (0.0%)
Other Security		856,380	0.0%

THAILAND — (0.0%)
Other Security		892,824	0.0%

TOTAL PREFERRED STOCKS		307,217,091	1.1%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		19,448	0.0%

INDIA — (0.0%)
Other Security		2,258	0.0%

MALAYSIA — (0.0%)
Other Security		36,448	0.0%

PHILIPPINES — (0.0%)
Other Security		118,645	0.0%

SAUDI ARABIA — (0.0%)
Other Security		41,664	0.0%

SOUTH KOREA — (0.0%)
Other Securities		60,894	0.0%

TAIWAN — (0.0%)
Other Securities		3,602	0.0%

THAILAND — (0.0%)
Other Securities		430,646	0.0%

TURKEY — (0.0%)
Other Security		65,041	0.0%

TOTAL RIGHTS/WARRANTS		778,646	0.0%

TOTAL INVESTMENT SECURITIES (Cost $20,427,226,971)		26,676,310,831

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	38,839,939	449,261,574	1.7%

TOTAL INVESTMENTS — (100.0%) (Cost $20,876,453,679)		$27,125,572,405	101.0%

62

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2022, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,096	06/17/22	$232,103,501	$226,187,000	$(5,916,501)

Total Futures Contracts			$232,103,501	$226,187,000	$(5,916,501)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,125,930,709	$1,827,796	—	$1,127,758,505
Chile	35,425,811	92,902,066	—	128,327,877
China	747,825,141	6,521,375,582	$8,581,253	7,277,781,976
Colombia	40,156,000	578,664	—	40,734,664
Czech Republic	—	34,066,030	—	34,066,030
Egypt	174,988	10,862,966	—	11,037,954
Greece	—	68,137,610	148,925	68,286,535
Hong Kong	—	846,426	42,512	888,938
Hungary	—	45,550,115	—	45,550,115
India	162,228,499	3,837,460,334	21,018	3,999,709,851
Indonesia	19,288,986	518,687,923	537,688	538,514,597
Malaysia	—	445,541,568	508,437	446,050,005
Mexico	629,762,789	2,875,555	22,072	632,660,416
Peru	23,595,101	607	—	23,595,708
Philippines	5,087,178	217,518,532	765	222,606,475
Poland	—	196,049,991	—	196,049,991
Qatar	—	165,766,521	—	165,766,521
Saudi Arabia	1,334,915	1,000,122,699	—	1,001,457,614
South Africa	130,445,366	985,309,071	—	1,115,754,437
South Korea	62,311,368	3,619,399,630	922,282	3,682,633,280
Switzerland	—	44,552	—	44,552
Taiwan	352,087,466	4,188,538,143	171,826	4,540,797,435
Thailand	673,037,108	13,989,328	—	687,026,436
Turkey	7,285,019	122,544,019	—	129,829,038
United Arab Emirates	—	243,843,961	—	243,843,961
United Kingdom	—	569,678	—	569,678
United States	6,972,505	—	—	6,972,505
Preferred Stocks
Brazil	292,261,004	286,550	—	292,547,554
Chile	—	2,404,662	—	2,404,662
Colombia	9,261,260	—	—	9,261,260
Philippines	—	1,023,863	—	1,023,863
South Korea	—	230,548	—	230,548
Taiwan	—	856,380	—	856,380
Thailand	892,824	—	—	892,824
Rights/Warrants
Hong Kong	—	19,448	—	19,448
India	—	2,258	—	2,258
Malaysia	—	36,448	—	36,448
Philippines	—	118,645	—	118,645

63

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Saudi Arabia	—	$41,664	—	$41,664
South Korea	—	60,894	—	60,894
Taiwan	—	3,602	—	3,602
Thailand	—	430,646	—	430,646
Turkey	—	65,041	—	65,041
Securities Lending Collateral	—	449,261,574	—	449,261,574
Futures Contracts**	$(5,916,501)	—	—	(5,916,501)

TOTAL	$4,319,447,536	$22,789,251,590	$10,956,778^	$27,119,655,904

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

64

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.9%)
BRAZIL — (3.8%)
Rumo SA	166,828	$552,387	0.3%
Vibra Energia SA	158,205	675,834	0.3%
Other Securities		6,718,512	3.2%

TOTAL BRAZIL		7,946,733	3.8%

CHILE — (0.4%)
Other Securities		820,231	0.4%

CHINA — (23.2%)
China Conch Venture Holdings Ltd.	201,500	523,250	0.3%
China Gas Holdings Ltd.	438,400	534,395	0.3%
China National Building Material Co. Ltd., Class H	900,000	1,197,730	0.6%
Country Garden Holdings Co. Ltd.	746,000	515,991	0.3%
Geely Automobile Holdings Ltd.	738,000	1,141,087	0.6%
Kingboard Holdings Ltd.	119,500	538,003	0.3%
PICC Property & Casualty Co. Ltd., Class H	480,000	490,953	0.3%
Sinopharm Group Co. Ltd., Class H	238,400	548,601	0.3%
* Trip.com Group Ltd.	38,450	907,944	0.5%
Wharf Holdings Ltd.	220,000	644,578	0.3%
Yankuang Energy Group Co. Ltd., Class H	188,000	530,379	0.3%
Other Securities		41,183,842	19.1%

TOTAL CHINA		48,756,753	23.2%

COLOMBIA — (0.1%)
Other Securities		155,535	0.1%

GREECE — (0.3%)
Other Securities		706,408	0.3%

HONG KONG — (0.0%)
Other Security		196	0.0%

INDIA — (16.1%)
* Adani Transmission Ltd.	25,846	931,120	0.5%
Cipla Ltd.	57,177	728,863	0.4%
Dr Reddy’s Laboratories Ltd., ADR	9,378	503,411	0.3%
IndusInd Bank Ltd.	46,184	583,554	0.3%
Tata Consumer Products Ltd.	71,059	761,955	0.4%
* Tata Motors Ltd.	89,794	507,384	0.3%
UPL Ltd.	64,350	691,324	0.3%
Other Securities		29,197,877	13.6%

TOTAL INDIA		33,905,488	16.1%

INDONESIA — (2.0%)
Other Securities		4,135,295	2.0%

MALAYSIA — (1.8%)
Other Securities		3,751,974	1.8%

65

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MEXICO — (2.2%)
Grupo Televisa SAB	344,679	$639,987	0.3%
Other Securities		3,881,080	1.8%

TOTAL MEXICO		4,521,067	2.1%

PHILIPPINES — (0.7%)
Other Securities		1,437,224	0.7%

POLAND — (1.0%)
Other Securities		2,075,562	1.0%

QATAR — (0.8%)
Other Securities		1,777,906	0.8%

SAUDI ARABIA — (3.7%)
Bank Al-Jazira	68,755	574,689	0.3%
Etihad Etisalat Co.	63,225	726,012	0.4%
Sahara International Petrochemical Co.	54,473	815,989	0.4%
Saudi Investment Bank (The)	89,797	548,287	0.3%
* Saudi Kayan Petrochemical Co.	117,934	580,914	0.3%
Other Securities		4,483,349	2.0%

TOTAL SAUDI ARABIA		7,729,240	3.7%

SOUTH AFRICA — (4.3%)
Aspen Pharmacare Holdings Ltd.	54,209	580,031	0.3%
* Discovery Ltd.	54,782	525,997	0.3%
Exxaro Resources Ltd.	38,418	549,000	0.3%
Nedbank Group Ltd.	67,053	936,353	0.4%
Old Mutual Ltd.	667,710	535,669	0.3%
Other Securities		5,819,581	2.7%

TOTAL SOUTH AFRICA		8,946,631	4.3%

SOUTH KOREA — (16.0%)
Hyundai Steel Co.	14,635	497,324	0.3%
* Korean Air Lines Co. Ltd.	21,582	508,534	0.3%
Samsung Fire & Marine Insurance Co. Ltd.	4,546	753,536	0.4%
Other Securities		31,885,134	15.0%

TOTAL SOUTH KOREA		33,644,528	16.0%

TAIWAN — (18.1%)
Asia Cement Corp.	340,000	552,510	0.3%
# AU Optronics Corp.	1,219,000	696,279	0.3%
Catcher Technology Co. Ltd.	101,000	494,223	0.3%
China Development Financial Holding Corp.	1,875,559	1,131,041	0.6%
# Innolux Corp.	1,404,000	639,332	0.3%
Lite-On Technology Corp.	294,000	644,155	0.3%
Pegatron Corp.	280,000	663,356	0.3%
Ruentex Development Co. Ltd.	231,000	604,590	0.3%
Shanghai Commercial & Savings Bank Ltd.	463,000	763,791	0.4%
# Shin Kong Financial Holding Co. Ltd.	1,923,698	636,096	0.3%
SinoPac Financial Holdings Co. Ltd.	1,542,000	949,599	0.5%
Synnex Technology International Corp.	197,000	512,731	0.3%
Taishin Financial Holding Co. Ltd.	1,583,166	1,035,567	0.5%
Walsin Lihwa Corp.	409,000	609,477	0.3%

66

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Other Securities		$28,078,310	13.1%

TOTAL TAIWAN		38,011,057	18.1%

THAILAND — (2.6%)
Other Securities		5,458,761	2.6%

TURKEY — (0.6%)
Other Securities		1,221,221	0.6%

UNITED ARAB EMIRATES — (1.2%)
Aldar Properties PJSC	379,062	580,798	0.3%
Emaar Properties PJSC	451,192	778,239	0.4%
Other Securities		1,258,728	0.5%

TOTAL UNITED ARAB EMIRATES		2,617,765	1.2%

TOTAL COMMON STOCKS		207,619,575	98.8%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.3%)
Other Securities		646,622	0.3%

COLOMBIA — (0.0%)
Other Security		81,185	0.0%

PHILIPPINES — (0.0%)
Other Security		18,213	0.0%

SOUTH KOREA — (0.0%)
Other Security		13,431	0.0%

TAIWAN — (0.0%)
Other Security		52,372	0.0%

THAILAND — (0.1%)
Other Security		97,621	0.1%

TOTAL PREFERRED STOCKS		909,444	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		27	0.0%

MALAYSIA — (0.0%)
Other Security		1,069	0.0%

PHILIPPINES — (0.0%)
Other Security		3,007	0.0%

THAILAND — (0.0%)
Other Securities		1,024	0.0%

67

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TURKEY — (0.0%)
Other Security		$3,220	0.0%

TOTAL RIGHTS/WARRANTS		8,347	0.0%

TOTAL INVESTMENT SECURITIES (Cost $186,551,716)		208,537,366

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	124,867	1,444,342	0.7%

TOTAL INVESTMENTS — (100.0%) (Cost $187,996,064)		$209,981,708	99.9%

As of April 30, 2022, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	06/17/22	$1,485,838	$1,444,625	$(41,213)

Total Futures Contracts			$1,485,838	$1,444,625	$(41,213)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,890,738	$55,995	—	$7,946,733
Chile	—	820,231	—	820,231
China	2,557,408	46,117,115	$82,230	48,756,753
Colombia	155,535	—	—	155,535
Greece	—	706,408	—	706,408
Hong Kong	196	—	—	196
India	526,557	33,378,931	—	33,905,488
Indonesia	—	4,128,168	7,127	4,135,295
Malaysia	—	3,740,029	11,945	3,751,974
Mexico	4,280,084	240,983	—	4,521,067
Philippines	—	1,437,224	—	1,437,224
Poland	—	2,075,562	—	2,075,562
Qatar	—	1,777,906	—	1,777,906
Saudi Arabia	10,354	7,718,886	—	7,729,240
South Africa	506,485	8,440,146	—	8,946,631
South Korea	—	33,634,966	9,562	33,644,528
Taiwan	—	38,009,851	1,206	38,011,057
Thailand	5,425,477	33,284	—	5,458,761
Turkey	—	1,221,221	—	1,221,221
United Arab Emirates	—	2,617,765	—	2,617,765

68

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$646,622	—	—	$646,622
Colombia	81,185	—	—	81,185
Philippines	—	$18,213	—	18,213
South Korea	—	13,431	—	13,431
Taiwan	—	52,372	—	52,372
Thailand	97,621	—	—	97,621
Rights/Warrants
Brazil	—	27	—	27
Malaysia	—	1,069	—	1,069
Philippines	—	3,007	—	3,007
Thailand	—	1,024	—	1,024
Turkey	—	3,220	—	3,220
Securities Lending Collateral	—	1,444,342	—	1,444,342
Futures Contracts**	(41,213)	—	—	(41,213)

TOTAL	$22,137,049	$187,691,376	$112,070^	$209,940,495

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

69

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.8%)
BRAZIL — (6.5%)
Petroleo Brasileiro SA, Sponsored ADR	146,213	$1,794,034	0.5%
Petroleo Brasileiro SA, Sponsored ADR	118,980	1,614,559	0.5%
Vale SA	24,700	416,117	0.1%
Vale SA, Sponsored ADR	261,914	4,423,727	1.2%
Other Securities		14,978,491	4.1%

TOTAL BRAZIL		23,226,928	6.4%

CHILE — (0.6%)
Other Securities		2,162,601	0.6%

COLOMBIA — (0.2%)
Other Securities		799,317	0.2%

CZECH REPUBLIC — (0.2%)
Other Securities		513,726	0.1%

EGYPT — (0.0%)
Other Security		98,672	0.0%

GREECE — (0.4%)
Other Securities		1,548,086	0.4%

HUNGARY — (0.2%)
Other Securities		691,042	0.2%

INDIA — (22.0%)
* Axis Bank Ltd.	156,078	1,474,103	0.4%
* Bharti Airtel Ltd.	183,397	1,761,310	0.5%
HCL Technologies Ltd.	67,226	947,318	0.3%
HDFC Bank Ltd.	75,351	1,348,343	0.4%
Hindalco Industries Ltd.	149,927	934,857	0.3%
Hindustan Unilever Ltd.	25,240	736,645	0.2%
Housing Development Finance Corp. Ltd.	38,865	1,119,973	0.3%
ICICI Bank Ltd., Sponsored ADR	64,733	1,232,516	0.4%
Infosys Ltd.	89,980	1,824,164	0.5%
Infosys Ltd., Sponsored ADR	139,183	2,765,566	0.8%
JSW Steel Ltd.	81,941	770,271	0.2%
Kotak Mahindra Bank Ltd.	45,782	1,061,098	0.3%
Mahindra & Mahindra Ltd.	65,212	782,867	0.2%
Reliance Industries Ltd.	69,549	2,528,463	0.7%
Tata Consultancy Services Ltd.	37,152	1,712,901	0.5%
* Tata Motors Ltd., Sponsored ADR	30,552	861,872	0.3%
Tata Steel Ltd.	83,800	1,374,789	0.4%
Other Securities		55,735,153	15.1%

TOTAL INDIA		78,972,209	21.8%

INDONESIA — (2.9%)
Bank Central Asia Tbk PT	2,276,000	1,276,544	0.4%

70

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDONESIA — (Continued)
Other Securities		$9,249,077	2.5%

TOTAL INDONESIA		10,525,621	2.9%

MALAYSIA — (2.1%)
Other Securities		7,542,699	2.1%

MEXICO — (2.5%)
America Movil SAB de CV, Sponsored ADR, Class L	82,174	1,596,641	0.4%
Other Securities		7,523,903	2.1%

TOTAL MEXICO		9,120,544	2.5%

PERU — (0.1%)
Other Securities		154,013	0.1%

PHILIPPINES — (1.0%)
Other Securities		3,566,692	1.0%

POLAND — (1.0%)
Other Securities		3,603,452	1.0%

QATAR — (1.5%)
Qatar National Bank QPSC	251,260	1,602,534	0.5%
Other Securities		3,647,197	1.0%

TOTAL QATAR.		5,249,731	1.5%

SAUDI ARABIA — (4.8%)
Al Rajhi Bank	44,690	2,093,554	0.6%
Saudi Basic Industries Corp.	34,919	1,209,652	0.4%
Saudi National Bank	65,856	1,380,329	0.4%
Saudi Telecom Co.	31,012	953,636	0.3%
Other Securities		11,667,435	3.1%

TOTAL SAUDI ARABIA		17,304,606	4.8%

SOUTH AFRICA — (5.0%)
Impala Platinum Holdings Ltd.	82,879	1,072,074	0.3%
MTN Group Ltd.	116,098	1,231,335	0.3%
Sibanye Stillwater Ltd., ADR	55,529	762,968	0.2%
Standard Bank Group Ltd.	76,066	806,110	0.2%
Other Securities		14,157,764	4.0%

TOTAL SOUTH AFRICA		18,030,251	5.0%

SOUTH KOREA — (18.8%)
Hana Financial Group, Inc.	22,773	845,487	0.3%
KB Financial Group, Inc.	29,124	1,354,967	0.4%
Kia Corp.	11,578	759,404	0.2%
LG Chem Ltd.	2,344	960,020	0.3%
POSCO Holdings, Inc.	5,068	1,157,160	0.3%
Samsung Electronics Co. Ltd.	274,628	14,635,900	4.1%
Samsung Electronics Co. Ltd., GDR	337	446,020	0.1%
Shinhan Financial Group Co. Ltd.	32,932	1,094,153	0.3%
SK Hynix, Inc.	43,444	3,806,915	1.1%

71

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$42,594,167	11.6%

TOTAL SOUTH KOREA		67,654,193	18.7%

TAIWAN — (23.2%)
ASE Technology Holding Co. Ltd.	308,000	982,631	0.3%
Evergreen Marine Corp. Taiwan Ltd.	183,000	879,669	0.3%
Fubon Financial Holding Co. Ltd.	466,000	1,170,087	0.3%
Hon Hai Precision Industry Co. Ltd.	434,000	1,486,918	0.4%
MediaTek, Inc.	38,000	1,047,583	0.3%
Realtek Semiconductor Corp.	58,000	787,032	0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,006,000	18,191,140	5.0%
Other Securities		58,775,007	16.2%

TOTAL TAIWAN		83,320,067	23.0%

THAILAND — (3.5%)
PTT PCL	809,300	886,095	0.3%
Other Securities		11,709,107	3.2%

TOTAL THAILAND		12,595,202	3.5%

TURKEY — (0.8%)
Other Securities		2,727,513	0.8%

UNITED ARAB EMIRATES — (1.5%)
Emirates Telecommunications Group Co. PJSC	123,908	1,185,150	0.3%
Other Securities		4,232,486	1.2%

TOTAL UNITED ARAB EMIRATES		5,417,636	1.5%

TOTAL COMMON STOCKS		354,824,801	98.1%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Banco Bradesco SA	216,590	787,688	0.2%
Itau Unibanco Holding SA	174,900	844,439	0.3%
Other Securities		1,663,730	0.4%

TOTAL BRAZIL		3,295,857	0.9%

COLOMBIA — (0.0%)
Other Security		40,708	0.0%

TOTAL PREFERRED STOCKS		3,336,565	0.9%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		949	0.0%

MALAYSIA — (0.0%)
Other Security		836	0.0%

PHILIPPINES — (0.0%)
Other Security		1,587	0.0%

72

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$1,007	0.0%

TAIWAN — (0.0%)
Other Securities		247	0.0%

THAILAND — (0.0%)
Other Securities		6,416	0.0%

TURKEY — (0.0%)
Other Security		2,042	0.0%

TOTAL RIGHTS/WARRANTS		13,084	0.0%

TOTAL INVESTMENT SECURITIES (Cost $385,274,558)		358,174,450

		Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	103,725	1,199,787	0.3%

TOTAL INVESTMENTS — (100.0%) (Cost $386,474,364)		$359,374,237	99.3%

As of April 30, 2022, Emerging Markets ex China Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	6	06/17/22	$1,315,764	$1,238,250	$(77,514)

Total Futures Contracts			$1,315,764	$1,238,250	$(77,514)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$23,168,963	$57,965	—	$23,226,928
Chile	754,373	1,408,228	—	2,162,601
Colombia	799,317	—	—	799,317
Czech Republic	—	513,726	—	513,726
Egypt	98,672	—	—	98,672
Greece	—	1,548,086	—	1,548,086
Hungary	—	691,042	—	691,042
India	6,489,070	72,483,139	—	78,972,209
Indonesia	—	10,525,621	—	10,525,621
Malaysia	—	7,542,699	—	7,542,699
Mexico	9,120,544	—	—	9,120,544
Peru	154,013	—	—	154,013
Philippines	—	3,566,692	—	3,566,692
Poland	—	3,603,452	—	3,603,452

73

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Qatar	—	$5,249,731	—	$5,249,731
Saudi Arabia	$11,255	17,293,351	—	17,304,606
South Africa	2,111,909	15,918,342	—	18,030,251
South Korea	623,247	67,030,946	—	67,654,193
Taiwan	1,015,968	82,304,099	—	83,320,067
Thailand	12,269,990	325,212	—	12,595,202
Turkey	63,476	2,664,037	—	2,727,513
United Arab Emirates	—	5,417,636	—	5,417,636
Preferred Stocks
Brazil	3,274,433	21,424	—	3,295,857
Colombia	40,708	—	—	40,708
Rights/Warrants
India	—	949	—	949
Malaysia	—	836	—	836
Philippines	—	1,587	—	1,587
South Korea	—	1,007	—	1,007
Taiwan	—	247	—	247
Thailand	—	6,416	—	6,416
Turkey	—	2,042	—	2,042
Securities Lending Collateral	—	1,199,787	—	1,199,787
Futures Contracts**	(77,514)	—	—	(77,514)

TOTAL	$59,918,424	$299,378,299	—	$359,296,723

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$87,985	$11,018,399
Investment Securities at Value (including $459,793, $2,514,207, $0 and $0 of securities on loan, respectively)	$5,323,115	$30,647,463	—	—
Temporary Cash Investments at Value & Cost	—	—	—	109,956
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $458,991, $2,376,104, $0 and $0, respectively)	459,012	2,376,313	—	—
Segregated Cash for Futures Contracts	2,912	16,094	—	5,298
Foreign Currencies at Value	40,351	295,292	—	—
Cash	18,619	69,024	57	—
Receivables:
Investment Securities Sold	2,118	18,184	—	—
Dividends, Interest and Tax Reclaims	31,790	191,335	—	19
Securities Lending Income	281	2,145	—	—
Fund Shares Sold	5,763	21,289	1	10,662
Unrealized Gain on Foreign Currency Contracts	—	7	—	—
Prepaid Expenses and Other Assets	49	307	13	136

Total Assets	5,884,010	33,637,453	88,056	11,144,470

LIABILITIES:
Payables:
Upon Return of Securities Loaned	459,073	2,376,675	—	—
Investment Securities Purchased	435	46,627	11	—
Fund Shares Redeemed	3,025	37,990	1	4,696
Due to Advisor	651	5,345	10	2,386
Futures Margin Variation	2,244	11,209	—	3,690
Unrealized Loss on Foreign Currency Contracts	1	25	—	—
Accrued Expenses and Other Liabilities	600	2,541	6	383

Total Liabilities	466,029	2,480,412	28	11,155

NET ASSETS	$5,417,981	$31,157,041	$88,028	$11,133,315

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,417,981; $31,157,041; $88,028 and $11,133,315 and shares outstanding of 222,642,197, 2,170,496,906, 6,639,471 and 589,196,404, respectively	$24.33	$14.35	$13.26	$18.90

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$82,502	N/A

Investment Securities at Cost	$3,990,565	$26,022,132	N/A	N/A

Foreign Currencies at Cost	$41,364	$304,140	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,488,638	$27,332,928	$80,151	$10,101,202
Total Distributable Earnings (Loss)	929,343	3,824,113	7,877	1,032,113

NET ASSETS	$5,417,981	$31,157,041	$88,028	$11,133,315

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$308,407	$340,210	$24,366	$786,293
Receivables:
Fund Shares Sold	11	15	—	13
Prepaid Expenses and Other Assets	14	12	11	14

Total Assets	308,432	340,237	24,377	786,320

LIABILITIES:
Payables:
Fund Shares Redeemed	7	7	3	16
Due to Advisor	66	74	6	168
Accrued Expenses and Other Liabilities	35	37	8	67

Total Liabilities	108	118	17	251

NET ASSETS	$308,324	$340,119	$24,360	$786,069

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $308,324; $340,119; $24,360 and $786,069 and shares outstanding of 15,262,880, 15,718,909, 978,007 and 27,140,290, respectively	$20.20	$21.64	$24.91	$28.96

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$303,467	$329,796	$26,743	$697,810
Total Distributable Earnings (Loss)	4,857	10,323	(2,383)	88,259

NET ASSETS	$308,324	$340,119	$24,360	$786,069

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,992,851	—	—
Investment Securities at Value (including $317,581, $82,001, $591,903 and $267,626 of securities on loan, respectively)	$5,525,580	5,959,271	$11,299,500	$3,283,957
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $321,983, $83,985, $518,559 and $243,420, respectively)	321,972	83,987	518,625	243,451
Segregated Cash for Futures Contracts	2,464	—	10,521	1,647
Foreign Currencies at Value	29,241	—	168,329	19,188
Cash	31,211	13,594	13,281	20,551
Receivables:
Investment Securities Sold	2,876	—	22,527	6,403
Dividends, Interest and Tax Reclaims	30,342	3,272	89,239	21,105
Securities Lending Income	279	23	488	293
Fund Shares Sold	2,635	6,548	5,894	2,228
Unrealized Gain on Foreign Currency Contracts	—	—	—	8
Prepaid Expenses and Other Assets	30	113	85	64

Total Assets	5,946,630	10,059,659	12,128,489	3,598,895

LIABILITIES:
Payables:
Upon Return of Securities Loaned	322,195	83,989	518,623	243,461
Investment Securities Purchased	6,467	2,218	9,716	7,274
Fund Shares Redeemed	1,378	6,742	5,321	2,961
Due to Advisor	1,154	930	3,854	856
Futures Margin Variation	1,716	—	6,662	1,041
Unrealized Loss on Foreign Currency Contracts	15	—	—	—
Accrued Expenses and Other Liabilities	501	374	1,210	394

Total Liabilities	333,426	94,253	545,386	255,987

NET ASSETS	$5,613,204	$9,965,406	$11,583,103	$3,342,908

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,613,204; $9,965,406; $11,583,103 and $3,342,908 and shares outstanding of 1,305,732,744, 814,024,792, 585,250,188 and 267,469,194, respectively	$4.30	$12.24	$19.79	$12.50

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,977,270	$—	$—

Investment Securities at Cost	$5,217,111	$4,375,248	$10,671,899	$2,850,696

Foreign Currencies at Cost	$30,183	$—	$173,229	$19,813

NET ASSETS CONSIST OF:
Paid-In Capital	$6,613,835	$8,251,155	$10,493,035	$2,814,233
Total Distributable Earnings (Loss)	(1,000,631)	1,714,251	1,090,068	528,675

NET ASSETS	$5,613,204	$9,965,406	$11,583,103	$3,342,908

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$200,976	—
Investment Securities at Value (including $139,039, $0 and $243,113 of securities on loan, respectively)	$2,030,862	—	$3,596,086
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $140,330, $0 and $199,814, respectively)	140,331	—	199,837
Segregated Cash for Futures Contracts	—	—	1,646
Foreign Currencies at Value	2,283	—	30,187
Cash	—	53	8,119
Receivables:
Investment Securities Sold	—	—	6,294
Dividends, Interest and Tax Reclaims	9,134	—	18,078
Securities Lending Income	66	—	297
Fund Shares Sold	1,587	9	4,083
Prepaid Expenses and Other Assets	49	13	33

Total Assets	2,184,312	201,051	3,864,660

LIABILITIES:
Payables:
Due to Custodian	40	—	—
Upon Return of Securities Loaned	140,348	—	199,879
Investment Securities Purchased	—	—	5,869
Fund Shares Redeemed	3,175	76	2,024
Due to Advisor	451	23	781
Line of Credit	12	—	—
Futures Margin Variation	—	—	1,147
Deferred Taxes Payable	—	—	7,198
Accrued Expenses and Other Liabilities	134	23	739

Total Liabilities	144,160	122	217,637

NET ASSETS.	$2,040,152	$200,929	$3,647,023

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,040,152; $200,929 and $3,647,023 and shares outstanding of 172,228,842, 16,928,904 and 295,331,820, respectively	$11.85	$11.87	$12.35

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$174,166	$—

Investment Securities at Cost	$1,854,981	N/A	$3,107,583

Foreign Currencies at Cost	$2,298	$—	$30,882

NET ASSETS CONSIST OF:
Paid-In Capital	$1,852,801	$180,194	$3,182,915
Total Distributable Earnings (Loss)	187,351	20,735	464,108

NET ASSETS	$2,040,152	$200,929	$3,647,023

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$993,353	$295,089	$4,967,414	$4,399,066
Temporary Cash Investments at Value & Cost	487	—	—	—
Segregated Cash for Futures Contracts	—	168	—	—
Cash	—	2,024	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	651	—	—
Fund Shares Sold	249	68	8,446	2,435
Unrealized Gain on Forward Currency Contracts	—	730	—	—
Prepaid Expenses and Other Assets	18	12	74	32

Total Assets	994,107	298,742	4,975,934	4,401,533

LIABILITIES:
Payables:
Fund Shares Redeemed	174	308	9,829	1,373
Due to Advisor	34	11	837	1,221
Futures Margin Variation	—	117	—	—
Unrealized Loss on Forward Currency Contracts	—	129	—	—
Accrued Expenses and Other Liabilities	25	28	281	440

Total Liabilities	233	593	10,947	3,034

NET ASSETS	$993,874	$298,149	$4,964,987	$4,398,499

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $993,874; $298,149; $4,964,987 and $4,398,499 and shares outstanding of 49,421,316, 15,397,065, 173,235,390 and 194,625,499, respectively	$20.11	$19.36	$28.66	$22.60

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$711,415	$182,823	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$719,702	$176,453	$3,099,475	$3,803,702
Total Distributable Earnings (Loss)	274,172	121,696	1,865,512	594,797

NET ASSETS	$993,874	$298,149	$4,964,987	$4,398,499

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$11,925,822	—	—	—
Investment Securities at Value (including $0, $1,518,258, $7,128 and $1,308 of securities on loan, respectively)	—	$26,676,311	$208,538	$358,174
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $449,227, $1,444 and $1,200, respectively)	—	449,262	1,444	1,200
Segregated Cash for Futures Contracts	—	12,275	79	—
Foreign Currencies at Value	—	227,072	836	1,056
Cash	—	125,469	2,002	2,926
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	8,287	134	92
Dividends and Interest	—	71,865	384	1,048
Securities Lending Income	—	3,474	24	7
Fund Shares Sold	27,019	29,823	335	167
Prepaid Expenses and Other Assets	86	252	15	24

Total Assets	11,952,927	27,604,090	213,791	364,694

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	449,356	1,446	1,200
Investment Securities/Affiliated Investment Companies Purchased	—	93,239	604	1,259
Fund Shares Redeemed	6,549	22,819	162	109
Due to Advisor	2,858	7,554	93	106
Futures Margin Variation	—	6,106	47	77
Unrealized Loss on Foreign Currency Contracts	—	—	—	1
Deferred Taxes Payable	—	171,774	1,218	—
Accrued Expenses and Other Liabilities	839	4,881	93	3

Total Liabilities	10,246	755,729	3,663	2,755

NET ASSETS	$11,942,681	$26,848,361	$210,128	$361,939

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $14,307; $0; $0 and $0 and shares outstanding of 485,188, 0, 0 and 0, respectively	$29.48	N/A	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A	N/A

Institutional Class Shares — based on net assets of $11,928,375; $26,848,361; $210,128 and $361,939 and shares outstanding of 401,882,565, 1,182,135,180, 18,930,740 and 38,929,215, respectively	$29.68	$22.71	$11.10	$9.30

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$20,427,227	$186,552	$385,274

Foreign Currencies at Cost	$—	$231,794	$839	$1,054

NET ASSETS CONSIST OF:
Paid-In Capital	$11,550,220	$22,761,824	$181,284	$388,208
Total Distributable Earnings (Loss)	392,461	4,086,537	28,844	(26,269)

NET ASSETS	$11,942,681	$26,848,361	$210,128	$361,939

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $53 and $17,057, respectively)	—	—	$486	$175,286
Income from Securities Lending	—	—	36	5,947
Expenses Allocated from Affiliated Investment Companies	—	—	(31)	(7,188)

Income Distributions Received from Affiliated Investment Companies	—	—	267	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	758	174,045

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,299, $46,800, $0 and $0, respectively)	$87,676	$515,730	—	—
Income from Securities Lending	816	7,800	—	—

Total Fund Investment Income	88,492	523,530	—	—

Fund Expenses
Investment Management Fees	4,069	33,360	184	17,672
Accounting & Transfer Agent Fees	397	2,372	9	871
Custodian Fees	247	1,433	—	—
Filing Fees	55	285	13	116
Shareholders’ Reports	124	488	4	314
Directors’/Trustees’ Fees & Expenses	(26)	(155)	(1)	(57)
Professional Fees	45	249	—	26
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1	—
Other	100	538	1	40

Total Fund Expenses	5,011	38,570	211	18,982

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	111	—
Fees Paid Indirectly (Note C)	1	(19)	—	—

Net Expenses	5,010	38,589	100	18,982

Net Investment Income (Loss)	83,482	484,941	658	155,063

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(16,952)	461,393	—	—
Affiliated Investment Companies Shares Sold	(20)	(328)	(247)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(174)	187,485
Futures	(2,209)	(9,787)	—	(1,311)
Foreign Currency Transactions	(1,071)	(7,250)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(713,393)	(4,721,852)	—	—
Affiliated Investment Companies Shares	(10)	49	(9,329)	—
Transactions Allocated from Affiliated Investment Company	—	—	(5,376)	(2,185,731)
Futures	(5,513)	(17,509)	—	(10,484)
Translation of Foreign Currency-Denominated Amounts	(1,319)	(8,174)	—	—

Net Realized and Unrealized Gain (Loss)	(740,487)	(4,303,458)	(12,055)	(2,010,041)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(657,005)	$(3,818,517)	$(11,397)	$(1,854,978)

**	Net of foreign capital gain taxes withheld of $0, $0, $11 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

81

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $573, $113, $3 and $1,456, respectively)	$5,141	$5,622	$687	$8,928
Interest	—	—	—	24
Income from Securities Lending	91	481	1	411
Expenses Allocated from Affiliated Investment Companies	(207)	(214)	(19)	(501)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	5,025	5,889	669	8,862

Fund Expenses
Investment Management Fees	669	680	67	1,625
Accounting & Transfer Agent Fees	36	39	4	85
Filing Fees	12	13	9	19
Shareholders’ Reports	8	7	4	11
Directors’/Trustees’ Fees & Expenses	(1)	(1)	—	(4)
Professional Fees	—	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	—	—	13	—
Other	1	1	—	3

Total Fund Expenses	725	739	97	1,740

Fees Waived, Expenses Reimbursed by Advisor (Note C)	174	178	17	424

Net Expenses	551	561	80	1,316

Net Investment Income (Loss)	4,474	5,328	589	7,546

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on: Transactions Allocated from Affiliated Investment Company**	6,887	18,476	(1,183)	8,197
Change in Unrealized Appreciation (Depreciation) of: Transactions Allocated from Affiliated Investment Company	(77,576)	(57,982)	(6,267)	(157,221)

Net Realized and Unrealized Gain (Loss)	(70,689)	(39,506)	(7,450)	(149,024)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(66,215)	$(34,178)	$(6,861)	$(141,478)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

82

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$285,879	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	285,879	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,695, $0, $17,573 and $5,248, respectively)	$104,906	86,334	$200,068	$55,641
Income from Securities Lending	1,328	88	2,029	1,106

Total Fund Investment Income	106,234	86,422	202,097	56,747

Fund Expenses
Investment Management Fees	7,048	10,339	26,374	5,915
Accounting & Transfer Agent Fees	213	743	858	323
Custodian Fees	333	18	733	224
Filing Fees	21	94	67	34
Shareholders’ Reports	101	252	301	73
Directors’/Trustees’ Fees & Expenses	(27)	(48)	(56)	(16)
Professional Fees	39	31	98	27
Previously Waived Fees Recovered by Advisor (Note C)	—	68	—	—
Other	69	48	203	63

Total Fund Expenses	7,797	11,545	28,578	6,643

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	4,541	—	—
Fees Paid Indirectly (Note C)	(1)	2	(4)	—

Net Expenses	7,798	7,002	28,582	6,643

Net Investment Income (Loss)	98,436	365,299	173,515	50,104

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,517	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(35,956)	36,470	595,096	105,126
Affiliated Investment Companies Shares Sold	(109)	162,321	(39)	(27)
Futures	1,002	471	(12,050)	(151)
Foreign Currency Transactions	(444)	—	(826)	(900)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(534,204)	(194,929)	(1,732,510)	(546,673)
Affiliated Investment Companies Shares	(40)	(746,928)	19	11
Futures	(4,634)	—	(13,114)	(2,282)
Translation of Foreign Currency-Denominated Amounts	(1,474)	—	(4,266)	(947)

Net Realized and Unrealized Gain (Loss)	(575,859)	(734,078)	(1,167,690)	(445,843)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(477,423)	$(368,779)	$(994,175)	$(395,739)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

83

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $408 and $0, respectively)	—	$4,406	—
Income from Securities Lending	—	70	—
Expenses Allocated from Affiliated Investment Companies	—	(239)	—

Income Distributions Received from Affiliated Investment Companies	—	565	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,802	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,929, $0 and $5,560, respectively)	$32,962	—	$55,019
Income from Securities Lending	291	—	1,342

Total Fund Investment Income	33,253	—	56,361

Fund Expenses
Investment Management Fees	2,766	494	4,890
Accounting & Transfer Agent Fees	206	12	306
Custodian Fees	88	20	402
Filing Fees	51	15	51
Shareholders’ Reports	26	7	82
Directors’/Trustees’ Fees & Expenses	(11)	(2)	(18)
Professional Fees	15	5	48
Other	35	1	77

Total Fund Expenses	3,176	552	5,838

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	262	—
Fees Paid Indirectly (Note C)	—	—	1

Net Expenses	3,176	290	5,837

Net Investment Income (Loss)	30,077	4,512	50,524

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	194	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(732)	—	83,247
Affiliated Investment Companies Shares Sold	(9)	677	(30)
Transactions Allocated from Affiliated Investment Company**	—	3,725	—
Futures	(423)	—	393
Foreign Currency Transactions	61	—	(674)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(315,269)	—	(522,096)
Affiliated Investment Companies Shares	(4)	(3,450)	—
Transactions Allocated from Affiliated Investment Company	—	(18,634)	—
Futures	—	—	(2,270)
Translation of Foreign Currency-Denominated Amounts	(410)	—	(739)

Net Realized and Unrealized Gain (Loss)	(316,786)	(17,488)	(442,169)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(286,709)	$(12,976)	$(391,645)

**	Net of foreign capital gain taxes withheld of $0, $48 and $23, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

84

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $7,038 and $5,988, respectively)	—	—	$64,615	$39,703
Interest	—	—	22	76
Income from Securities Lending	—	—	2,173	9,586
Expenses Allocated from Affiliated Investment Companies	—	—	(4,187)	(6,352)

Income Distributions Received from Affiliated Investment Companies	$9,121	$2,793	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	9,121	2,793	62,623	43,013

Fund Expenses
Investment Management Fees	1,185	394	8,336	12,638
Accounting & Transfer Agent Fees	82	34	371	320
Custodian Fees	—	1	—	—
Filing Fees	18	13	49	60
Shareholders’ Reports	13	11	141	117
Directors’/Trustees’ Fees & Expenses	(5)	(2)	(25)	(21)
Professional Fees	2	1	9	8
Previously Waived Fees Recovered by Advisor (Note C)	21	—	—	—
Other	5	2	18	16

Total Fund Expenses	1,321	454	8,899	13,138

Fees Waived, Expenses Reimbursed by Advisor (Note C)	931	327	2,875	4,861

Net Expenses	390	127	6,024	8,277

Net Investment Income (Loss)	8,731	2,666	56,599	34,736

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	16,695	6,687	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(2,378)	1,489	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	122,342	117,172
Futures	—	(122)	—	—
Forward Currency Contracts	—	5,461	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	1	—	—
Affiliated Investment Companies Shares	(125,151)	(40,916)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(738,092)	(562,284)
Futures	—	(191)	—	—
Translation of Foreign Currency-Denominated Amounts	—	(1)	—	—
Forward Currency Contracts	—	254	—	—

Net Realized and Unrealized Gain (Loss)	(110,834)	(27,338)	(615,750)	(445,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(102,103)	$(24,672)	$(559,151)	$(410,376)

**	Net of foreign capital gain taxes withheld of $0, $0, $2,882 and $4,581, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

85

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolio #
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $16,622, $0, $0 and $0, respectively)	$168,558	—	—	—
Interest	212	—	—	—
Income from Securities Lending	6,323	—	—	—
Expenses Allocated from Affiliated Investment Companies	(9,127)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	165,966	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $33,136, $337 and $576, respectively)	—	$322,193	$2,339	$4,575
Income from Securities Lending	—	19,589	115	12

Total Fund Investment Income	—	341,782	2,454	4,587

Fund Expenses
Investment Management Fees	25,290	46,886	564	525
Accounting & Transfer Agent Fees	625	1,924	25	25
Custodian Fees	—	5,243	74	64
Shareholder Servicing Fees
Class R2 Shares	18	—	—	—
Filing Fees	87	194	21	3
Shareholders’ Reports	234	541	8	17
Directors’/Trustees’ Fees & Expenses	(53)	(126)	—	(1)
Professional Fees	19	227	7	36
Other	42	659	—	9

Total Fund Expenses	26,262	55,548	699	678

Class R2 Shares	7	—	—	—
Institutional Class Shares	6,316	—	—	—
Fees Paid Indirectly (Note C)	—	(3)	—	—

Net Expenses	19,939	55,551	699	678

Net Investment Income (Loss)	146,027	286,231	1,755	3,909

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	200,057	10,215	(35)
Affiliated Investment Companies Shares Sold	—	(33)	(1)	—
Transactions Allocated from Affiliated Investment Company**	286,838	—	—	—
Futures	—	(11,549)	5	(268)
Foreign Currency Transactions	—	2,702	(34)	(375)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(3,040,148)	(25,264)	(27,100)
Affiliated Investment Companies Shares	—	(42)	—	—
Transactions Allocated from Affiliated Investment Company	(897,538)	—	—	—
Futures	—	(13,971)	(95)	(77)
Translation of Foreign Currency-Denominated Amounts	—	(2,099)	(5)	(14)

Net Realized and Unrealized Gain (Loss)	(610,700)	(2,865,083)	(15,179)	(27,869)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(464,673)	$(2,578,852)	$(13,424)	$(23,960)

**	Net of foreign capital gain taxes withheld of $6,818, $104, $327 and $6, respectively.
The Portfolio commenced operations on November 15, 2021.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,482	$152,804	$484,941	$828,078	$658	$1,172
Capital Gain Distributions Received from Investment Securities	—	—	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(16,952)	88,328	461,393	210,041	—	—
Affiliated Investment Companies Shares Sold	(20)	(10)	(328)	(21)	(247)	336
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(174)	2,035
Futures	(2,209)	14,606	(9,787)	79,338	—	35
Foreign Currency Transactions	(1,071)	515	(7,250)	769	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(713,393)	1,375,966	(4,721,852)	8,427,366	—	—
Affiliated Investment Companies Shares	(10)	(9)	49	(71)	(9,329)	14,525
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(5,376)	5,844
Futures	(5,513)	2,380	(17,509)	10,863	—	—
Translation of Foreign Currency-Denominated Amounts	(1,319)	(315)	(8,174)	(1,813)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(657,005)	1,634,265	(3,818,517)	9,554,550	(11,397)	23,947

Distributions:
Institutional Class Shares	(79,306)	(144,492)	(462,903)	(761,635)	(3,556)	(727)
Capital Share Transactions (1):
Shares Issued	755,250	711,780	3,265,039	5,674,163	9,120	44,864
Shares Issued in Lieu of Cash Distributions	73,628	134,111	444,641	732,468	3,556	727
Shares Redeemed	(706,767)	(1,003,971)	(2,900,802)	(5,535,524)	(9,326)	(12,748)

Net Increase (Decrease) from Capital Share Transactions	122,111	(158,080)	808,878	871,107	3,350	32,843

Total Increase (Decrease) in Net Assets	(614,200)	1,331,693	(3,472,542)	9,664,022	(11,603)	56,063
Net Assets
Beginning of Period	6,032,181	4,700,488	34,629,583	24,965,561	99,631	43,568

End of Period	$5,417,981	$6,032,181	$31,157,041	$34,629,583	$88,028	$99,631

(1) Shares Issued and Redeemed:
Shares Issued	28,962	26,957	211,455	365,542	628	3,098
Shares Issued in Lieu of Cash Distributions	2,772	5,054	28,498	47,003	241	58
Shares Redeemed	(27,404)	(38,575)	(188,104)	(359,922)	(649)	(886)

Net Increase (Decrease) from Shares Issued and Redeemed	4,330	(6,564)	51,849	52,623	220	2,270

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $11, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $5, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

87

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$155,063	$238,915	$4,474	$8,010	$5,328	$13,100
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	187,485	837,220	6,887	17,921	18,476	49,285
Futures	(1,311)	26,350	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,185,731)	2,927,439	(77,576)	31,604	(57,982)	75,175
Futures	(10,484)	3,416	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,854,978)	4,033,340	(66,215)	57,535	(34,178)	137,560

Distributions:
Institutional Class Shares	(726,164)	(220,133)	(18,487)	(10,581)	(42,269)	(12,808)
Capital Share Transactions (1):
Shares Issued	1,250,739	2,604,837	9,995	19,129	2,685	13,533
Shares Issued in Lieu of Cash Distributions	711,622	214,868	18,485	10,580	42,264	12,805
Shares Redeemed	(1,713,757)	(3,315,191)	(15,291)	(163,522)	(9,873)	(148,282)

Net Increase (Decrease) from Capital Share Transactions	248,604	(495,486)	13,189	(133,813)	35,076	(121,944)

Total Increase (Decrease) in Net Assets	(2,332,538)	3,317,721	(71,513)	(86,859)	(41,371)	2,808
Net Assets
Beginning of Period	13,465,853	10,148,132	379,837	466,696	381,490	378,682

End of Period	$11,133,315	$13,465,853	$308,324	$379,837	$340,119	$381,490

(1) Shares Issued and Redeemed:
Shares Issued	59,794	116,406	440	736	120	520
Shares Issued in Lieu of Cash Distributions	33,775	10,453	765	418	1,874	559
Shares Redeemed	(82,535)	(151,391)	(664)	(6,381)	(438)	(5,727)

Net Increase (Decrease) from Shares Issued and Redeemed	11,034	(24,532)	541	(5,227)	1,556	(4,648)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small		Continental Small		DFA International Real
	Company Portfolio***		Company Portfolio***		Estate Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$589	$658	$7,546	$13,506	$98,436	$185,202
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(35,956)	(56,022)
Affiliated Investment Companies Shares Sold	—	—	—	—	(109)	(43)
Transactions Allocated from Affiliated Investment Company*,**	(1,183)	1,117	8,197	44,052	—	—
Futures	—	—	—	—	1,002	13,260
Foreign Currency Transactions	—	—	—	—	(444)	(485)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	(534,204)	1,378,475
Affiliated Investment Companies Shares	—	—	—	—	(40)	(2)
Transactions Allocated from Affiliated Investment Company	(6,267)	7,530	(157,221)	216,160	—	—
Futures	—	—	—	—	(4,634)	3,086
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(1,474)	(414)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,861)	9,305	(141,478)	273,718	(477,423)	1,523,057

Distributions:
Institutional Class Shares	(1,618)	(589)	(24,130)	(13,461)	(447,007)	—
Capital Share Transactions (1):
Shares Issued	496	26,424	67,014	76,760	489,125	714,047
Shares Issued in Lieu of Cash Distributions	1,618	588	24,128	13,460	444,430	—
Shares Redeemed	(13,408)	(8,462)	(7,224)	(20,462)	(383,385)	(896,488)

Net Increase (Decrease) from Capital Share Transactions	(11,294)	18,550	83,918	69,758	550,170	(182,441)

Total Increase (Decrease) in Net Assets	(19,773)	27,266	(81,690)	330,015	(374,260)	1,340,616
Net Assets
Beginning of Period	44,133	16,867	867,759	537,744	5,987,464	4,646,848

End of Period	$24,360	$44,133	$786,069	$867,759	$5,613,204	$5,987,464

(1) Shares Issued and Redeemed:
Shares Issued	18	855	2,026	2,229	105,519	148,690
Shares Issued in Lieu of Cash Distributions	57	20	735	418	96,826	—
Shares Redeemed	(488)	(274)	(221)	(622)	(84,153)	(192,731)

Net Increase (Decrease) from Shares Issued and Redeemed	(413)	601	2,540	2,025	118,192	(44,041)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate		DFA International Small		International Vector Equity
	Securities Portfolio		Cap Value Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$365,299	$124,365	$173,515	$261,889	$50,104	$82,679
Capital Gain Distributions Received from Investment Securities	8,517	1,045	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	36,470	43,747	595,096	541,397	105,126	191,536
Affiliated Investment Companies Shares Sold	162,321	60,992	(39)	(1)	(27)	(7)
Futures	471	1,671	(12,050)	26,234	(151)	(437)
Foreign Currency Transactions	—	—	(826)	1,071	(900)	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(194,929)	1,755,986	(1,732,510)	3,392,048	(546,673)	860,557
Affiliated Investment Companies Shares	(746,928)	1,097,358	19	(25)	11	(8)
Futures	—	—	(13,114)	9,695	(2,282)	826
Translation of Foreign Currency-Denominated Amounts	—	—	(4,266)	(1,012)	(947)	(279)

Net Increase (Decrease) in Net Assets Resulting from Operations	(368,779)	3,085,164	(994,175)	4,231,296	(395,739)	1,134,916

Distributions:
Institutional Class Shares	(480,433)	(186,953)	(366,572)	(258,254)	(127,309)	(74,200)
Capital Share Transactions (1):
Shares Issued	1,078,953	2,211,113	1,069,578	1,538,249	365,110	397,948
Shares Issued in Lieu of Cash Distributions	461,594	179,038	324,001	226,985	126,543	73,824
Shares Redeemed	(1,263,515)	(1,976,601)	(1,234,440)	(2,841,493)	(342,487)	(538,557)

Net Increase (Decrease) from Capital Share Transactions	277,032	413,550	159,139	(1,076,259)	149,166	(66,785)

Total Increase (Decrease) in Net Assets	(572,180)	3,311,761	(1,201,608)	2,896,783	(373,882)	993,931
Net Assets
Beginning of Period	10,537,586	7,225,825	12,784,711	9,887,928	3,716,790	2,722,859

End of Period	$9,965,406	$10,537,586	$11,583,103	$12,784,711	$3,342,908	$3,716,790

(1) Shares Issued and Redeemed:
Shares Issued	84,556	189,077	51,083	74,227	27,645	29,258
Shares Issued in Lieu of Cash Distributions	35,644	16,811	15,762	11,757	9,394	5,458
Shares Redeemed	(98,781)	(168,470)	(59,015)	(140,273)	(25,777)	(39,764)

Net Increase (Decrease) from Shares Issued and Redeemed	21,419	37,418	7,830	(54,289)	11,262	(5,048)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$30,077	$45,392	$4,512	$9,084
Capital Gain Distributions Received from Investment Securities	—	—	194	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(732)	43,197	—	—
Affiliated Investment Companies Shares Sold	(9)	(6)	677	252
Transactions Allocated from Affiliated Investment Company*,**	—	—	3,725	8,125
Futures	(423)	2,062	—	—
Foreign Currency Transactions	61	(81)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(315,269)	399,054	—	—
Affiliated Investment Companies Shares	(4)	(2)	(3,450)	7,908
Transactions Allocated from Affiliated Investment Company	—	—	(18,634)	68,735
Futures	—	145	—	—
Translation of Foreign Currency-Denominated Amounts	(410)	(61)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(286,709)	489,700	(12,976)	94,104

Distributions:
Institutional Class Shares	(37,005)	(43,180)	(5,601)	(8,755)
Capital Share Transactions (1):
Shares Issued	428,407	559,296	12,264	60,323
Shares Issued in Lieu of Cash Distributions	36,392	42,393	5,601	8,749
Shares Redeemed	(284,657)	(339,830)	(107,025)	(52,670)

Net Increase (Decrease) from Capital Share Transactions	180,142	261,859	(89,160)	16,402

Total Increase (Decrease) in Net Assets	(143,572)	708,379	(107,737)	101,751
Net Assets
Beginning of Period	2,183,724	1,475,345	308,666	206,915

End of Period	$2,040,152	$2,183,724	$200,929	$308,666

(1) Shares Issued and Redeemed:
Shares Issued	32,730	42,975	983	4,967
Shares Issued in Lieu of Cash Distributions	2,727	3,204	463	723
Shares Redeemed	(22,278)	(25,822)	(8,884)	(4,335)

Net Increase (Decrease) from Shares Issued and Redeemed	13,179	20,357	(7,438)	1,355

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0 and $48, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $84, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,524	$98,566	$8,731	$16,261	$2,666	$5,395
Capital Gain Distributions Received from Investment Securities	—	—	16,695	—	6,687	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	83,247	21,498	—	—	—	—
Affiliated Investment Companies Shares Sold	(30)	(2)	(2,378)	10,552	1,489	15,611
Futures	393	8,882	—	(18)	(122)	1,247
Foreign Currency Transactions	(674)	(357)	—	—	—	—
Forward Currency Contracts	—	—	—	—	5,461	694
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(522,096)	991,909	—	—	1	(19)
Affiliated Investment Companies Shares	—	(6)	(125,151)	283,947	(40,916)	88,688
Futures	(2,270)	1,632	—	—	(191)	196
Translation of Foreign Currency-Denominated Amounts	(739)	(210)	—	—	(1)	—
Forward Currency Contracts	—	—	—	—	254	121

Net Increase (Decrease) in Net Assets Resulting from Operations	(391,645)	1,121,912	(102,103)	310,742	(24,672)	111,933

Distributions:
Institutional Class Shares	(45,643)	(98,429)	(17,074)	(16,210)	(21,529)	(6,934)
Capital Share Transactions (1):
Shares Issued	355,923	608,060	172,538	205,873	18,261	40,778
Shares Issued in Lieu of Cash Distributions	45,407	97,865	16,038	15,000	21,408	6,900
Shares Redeemed	(406,185)	(850,479)	(164,239)	(196,293)	(44,026)	(92,479)

Net Increase (Decrease) from Capital Share Transactions	(4,855)	(144,554)	24,337	24,580	(4,357)	(44,801)

Total Increase (Decrease) in Net Assets	(442,143)	878,929	(94,840)	319,112	(50,558)	60,198
Net Assets
Beginning of Period	4,089,166	3,210,237	1,088,714	769,602	348,707	288,509

End of Period	$3,647,023	$4,089,166	$993,874	$1,088,714	$298,149	$348,707

(1) Shares Issued and Redeemed:
Shares Issued	26,807	45,421	7,919	9,724	873	2,016
Shares Issued in Lieu of Cash Distributions	3,388	7,267	721	711	1,017	372
Shares Redeemed	(30,333)	(64,633)	(7,488)	(9,418)	(2,094)	(4,584)

Net Increase (Decrease) from Shares Issued and Redeemed	(138)	(11,945)	1,152	1,017	(204)	(2,196)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $23, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $16, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets		Emerging Markets		Emerging Markets Value
	Portfolio***		Small Cap Portfolio***		Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$56,599	$140,092	$34,736	$114,098	$146,027	$420,462
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	122,342	398,700	117,172	592,687	286,838	675,824
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(738,092)	691,616	(562,284)	923,652	(897,538)	3,251,339

Net Increase (Decrease) in Net Assets Resulting from Operations	(559,151)	1,230,408	(410,376)	1,630,437	(464,673)	4,347,625

Distributions:
Class R2 Shares	—	—	—	—	(269)	(349)
Institutional Class Shares	(255,778)	(122,695)	(264,169)	(128,503)	(258,648)	(381,943)

Total Distributions	(255,778)	(122,695)	(264,169)	(128,503)	(258,917)	(382,292)

Capital Share Transactions (1):
Shares Issued	759,738	1,466,367	350,379	453,465	1,036,188	1,803,325
Shares Issued in Lieu of Cash Distributions	247,502	118,246	247,861	120,830	248,804	368,413
Shares Redeemed	(1,452,511)	(2,119,497)	(641,120)	(1,840,038)	(1,890,431)	(5,474,850)

Net Increase (Decrease) from Capital Share Transactions	(445,271)	(534,884)	(42,880)	(1,265,743)	(605,439)	(3,303,112)

Total Increase (Decrease) in Net Assets	(1,260,200)	572,829	(717,425)	236,191	(1,329,029)	662,221
Net Assets
Beginning of Period	6,225,187	5,652,358	5,115,924	4,879,733	13,271,710	12,609,489

End of Period	$4,964,987	$6,225,187	$4,398,499	$5,115,924	$11,942,681	$13,271,710

(1) Shares Issued and Redeemed:
Shares Issued	24,772	43,254	14,305	18,380	33,520	58,117
Shares Issued in Lieu of Cash Distributions	7,947	3,525	10,154	5,119	8,118	12,138
Shares Redeemed	(47,821)	(62,966)	(26,373)	(75,078)	(60,846)	(175,638)

Net Increase (Decrease) from Shares Issued and Redeemed	(15,102)	(16,187)	(1,914)	(51,579)	(19,208)	(105,383)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $2,882, $4,581 and $6,818, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $49, $2,304 and $11,984, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio
					Period
	Six Months	Year	Six Months	Year	Nov 15, 2021
	Ended	Ended	Ended	Ended	to
	Apr 30, 2022	Oct 31, 2021	Apr 30, 2022	Oct 31, 2021	Apr 30, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$286,231	$670,994	$1,755	$5,084	$3,909
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	200,057	544,729	10,215	17,753	(35)
Affiliated Investment Companies Shares Sold	(33)	(14)	(1)	—	—
Futures	(11,549)	67,395	5	348	(268)
Foreign Currency Transactions	2,702	(15,240)	(34)	(82)	(375)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,040,148)	5,134,175	(25,264)	42,862	(27,100)
Affiliated Investment Companies Shares	(42)	(32)	—	—	—
Futures	(13,971)	15,950	(95)	67	(77)
Translation of Foreign Currency-Denominated Amounts	(2,099)	100	(5)	2	(14)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,578,852)	6,418,057	(13,424)	66,034	(23,960)

Distributions:
Institutional Class Shares	(277,722)	(590,306)	(22,133)	(4,500)	(2,309)
Capital Share Transactions (1):
Shares Issued	3,718,719	4,891,169	37,167	53,547	449,246
Shares Issued in Lieu of Cash Distributions	263,598	560,095	21,501	4,385	2,246
Shares Redeemed	(3,432,751)	(6,904,346)	(47,904)	(54,708)	(63,284)

Net Increase (Decrease) from Capital Share Transactions	549,566	(1,453,082)	10,764	3,224	388,208

Total Increase (Decrease) in Net Assets	(2,307,008)	4,374,669	(24,793)	64,758	361,939
Net Assets
Beginning of Period	29,155,369	24,780,700	234,921	170,163	—

End of Period	$26,848,361	$29,155,369	$210,128	$234,921	$361,939

(1) Shares Issued and Redeemed:
Shares Issued	153,108	191,908	3,159	4,233	45,173
Shares Issued in Lieu of Cash Distributions	10,698	22,111	1,847	389	228
Shares Redeemed	(140,648)	(273,309)	(3,971)	(4,246)	(6,471)

Net Increase (Decrease) from Shares Issued and Redeemed	23,158	(59,290)	1,035	376	38,930

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $104, $327 and $6, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $257, $239 and $0, respectively.

See accompanying Notes to Financial Statements.

94

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.63		$20.90	$22.78	$21.29	$23.52	$19.52	$16.35		$12.08	$13.19	$12.65	$14.23$	11.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38		0.70	0.49	0.70	0.66	0.58	0.23		0.40	0.28	0.41	0.38	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.32)		6.70	(1.87)	1.47	(2.25)	4.00	(2.01)		4.24	(1.11)	0.53	(1.60)	2.63

Total from Investment Operations	(2.94)		7.40	(1.38)	2.17	(1.59)	4.58	(1.78)		4.64	(0.83)	0.94	(1.22)	2.97

Less Distributions:
Net Investment Income	(0.36)		(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.22)		(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Total Distributions	(0.36)		(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.22)		(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Net Asset Value, End of Period	$24.33		$27.63	$20.90	$22.78	$21.29	$23.52	$14.35		$16.35	$12.08	$13.19	$12.65$	14.23

Total Return	(10.75	%)(B)	35.55%	(6.05%)	10.38%	(6.97%)	23.79%	(11.01	%)(B)	38.56%	(6.32%)	7.67%	(8.79%)	26.02%

Net Assets, End of Period (thousands)	$5,417,981		$6,032,181	$4,700,488	$5,356,475	$4,587,406	$4,723,090	$31,157,041		$34,629,583	$24,965,561	$30,559,427	$27,174,589	$25,443,968
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.19%	0.22%	0.23%	0.23%	0.25%	0.23	%(C)	0.25%	0.30%	0.29%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.19%	0.23%	0.24%	0.23%	0.25%	0.23	%(C)	0.25%	0.30%	0.31%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.87	%(C)	2.65%	2.31%	3.22%	2.78%	2.72%	2.91	%(C)	2.56%	2.24%	3.21%	2.67%	2.62%
Portfolio Turnover Rate	4	%(B)	14%	19%	7%	8%	10%	5	%(B)	8%	4%	6%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio								International Small Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$15.52		$10.50	$11.07	$10.73	$11.53	$10.00		$23.29		$16.84	$18.21	$18.46	$21.52$	17.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.22	0.15	0.18	0.19	0.14		0.26		0.41	0.33	0.43	0.46	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.81)		4.97	(0.55)	0.27	(0.75)	1.39		(3.40)		6.42	(0.93)	0.58	(2.41)	4.13

Total from Investment Operations	(1.71)		5.19	(0.40)	0.45	(0.56)	1.53		(3.14)		6.83	(0.60)	1.01	(1.95)	4.54

Less Distributions:
Net Investment Income	(0.25)		(0.17)	(0.17)	(0.11)	(0.17)	—		(0.46)		(0.38)	(0.37)	(0.44)	(0.44)	(0.34)
Net Realized Gains	(0.30)		—	—	—	(0.07)	—		(0.79)		—	(0.40)	(0.82)	(0.67)	(0.46)

Total Distributions	(0.55)		(0.17)	(0.17)	(0.11)	(0.24)	—		(1.25)		(0.38)	(0.77)	(1.26)	(1.11)	(0.80)

Net Asset Value, End of Period	$13.26		$15.52	$10.50	$11.07	$10.73	$11.53		$18.90		$23.29	$16.84	$18.21	$18.46$	21.52

Total Return	(11.38	%)(B)	49.81%	(3.75%)	4.29%	(5.02%)	15.30	%(B)	(14.01	%)(B)	40.83%	(3.64%)	6.44%	(9.54%)	26.54%

Net Assets, End of Period (thousands)	$88,028		$99,631	$43,568	$41,286	$31,380	$15,021		$11,133,315		$13,465,853	$10,148,132	$12,750,110	$12,656,204	$13,490,290
Ratio of Expenses to Average Net Assets *(D)	0.45	%(C)	0.47%	0.47%	0.49%	0.49%	0.42	%(C)(E)	0.42	%(C)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.68	%(C)	0.71%	0.85%	0.93%	0.90%	1.14	%(C)(E)	0.42	%(C)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.38	%(C)	1.49%	1.50%	1.69%	1.58%	1.74	%(C)(E)	2.49	%(C)	1.90%	1.96%	2.44%	2.18%	2.14%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.23	%(C)	0.24%	0.27%	0.27%	0.26%	0.27%		0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$25.80		$23.39	$24.89	$25.70	$28.56	$23.01	$26.94		$20.13	$21.11	$20.83	$23.71	$21.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30		0.44	0.40	0.45	0.43	0.37	0.35		0.75	0.75	0.77	0.84	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.64)		2.51	(0.91)	0.37	(2.59)	5.61	(2.66)		6.74	(0.77)	0.19	(2.76)	2.45

Total from Investment Operations	(4.34)		2.95	(0.51)	0.82	(2.16)	5.98	(2.31)		7.49	(0.02)	0.96	(1.92)	3.19

Less Distributions:
Net Investment Income	(0.53)		(0.54)	(0.61)	(0.28)	(0.70)	(0.43)	(1.07)		(0.68)	(0.96)	(0.68)	(0.96)	(0.75)
Net Realized Gains	(0.73)		—	(0.38)	(1.35)	—	—	(1.92)		—	—	—	—	—

Total Distributions	(1.26)		(0.54)	(0.99)	(1.63)	(0.70)	(0.43)	(2.99)		(0.68)	(0.96)	(0.68)	(0.96)	(0.75)

Net Asset Value, End of Period	$20.20		$25.80	$23.39	$24.89	$25.70	$28.56	$21.64		$26.94	$20.13	$21.11	$20.83	$23.71

Total Return	(17.63	%)(B)	12.66%	(2.32%)	4.01%	(7.82%)	26.56%	(9.03	%)(B)	37.81%	(0.23%)	4.81%	(8.51%)	15.70%

Net Assets, End of Period (thousands)	$308,324		$379,837	$466,696	$640,068	$622,650	$647,978	$340,119		$381,490	$378,682	$340,649	$346,335	$332,153
Ratio of Expenses to Average Net Assets (F)	0.43	%(C)	0.47%	0.54%	0.55%	0.53%	0.54%	0.44	%(C)	0.48%	0.54%	0.57%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.53	%(C)	0.57%	0.64%	0.65%	0.63%	0.64%	0.54	%(C)	0.58%	0.64%	0.67%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.57	%(C)	1.69%	1.74%	1.91%	1.49%	1.50%	3.00	%(C)	3.01%	3.92%	3.65%	3.57%	3.41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

97

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$31.72		$21.35	$27.85	$26.95	$32.67	$27.21	$35.27		$23.82	$24.84	$24.37	$28.24	$21.48

Income from Investment Operations (A)
Net Investment Income (Loss)	0.49		0.58	0.43	0.76	0.85	0.87	0.29		0.57	0.40	0.55	0.61	0.45
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.10)		10.31	(4.00)	1.68	(3.65)	6.67	(5.62)		11.45	(1.04)	1.23	(3.68)	6.73

Total from Investment Operations	(5.61)		10.89	(3.57)	2.44	(2.80)	7.54	(5.33)		12.02	(0.64)	1.78	(3.07)	7.18

Less Distributions:
Net Investment Income	(0.65)		(0.52)	(0.68)	(0.47)	(0.79)	(0.93)	(0.30)		(0.57)	(0.38)	(0.51)	(0.59)	(0.42)
Net Realized Gains	(0.55)		—	(2.25)	(1.07)	(2.13)	(1.15)	(0.68)		—	—	(0.80)	(0.21)	—

Total Distributions	(1.20)		(0.52)	(2.93)	(1.54)	(2.92)	(2.08)	(0.98)		(0.57)	(0.38)	(1.31)	(0.80)	(0.42)

Net Asset Value, End of Period	$24.91		$31.72	$21.35	$27.85	$26.95	$32.67	$28.96		$35.27	$23.82	$24.84	$24.37	$28.24

Total Return	(18.17	%)(B)	51.31%	(15.27%)	10.14%	(9.34%)	29.28%	(15.44	%)(B)	50.70%	(2.63%)	7.94%	(11.14%)	33.68%

Net Assets, End of Period (thousands)	$24,360		$44,133	$16,867	$26,540	$36,351	$45,177	$786,069		$867,759	$537,744	$657,105	$645,651	$592,347
Ratio of Expenses to Average Net Assets (F)	0.57	%(C)	0.59%	0.59%	0.59%	0.58%	0.59%	0.43	%(C)	0.47%	0.54%	0.56%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.70	%(C)	0.74%	0.86%	0.82%	0.68%	0.71%	0.53	%(C)	0.57%	0.64%	0.66%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.40	%(C)	1.88%	1.89%	2.92%	2.75%	2.93%	1.78	%(C)	1.76%	1.68%	2.30%	2.16%	1.78%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$5.04		$3.77	$5.61$	4.85	$5.07$	5.23	$13.29		$9.57		$12.71		$10.71		$10.90		$10.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.16	0.15	0.20	0.22	0.21	0.45		0.16		0.68		0.34	**	0.48		0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.45)		1.11	(1.35)	0.83	(0.22)	0.04	(0.90)		3.80		(3.00)		2.16	**	(0.26)		0.15

Total from Investment Operations	(0.37)		1.27	(1.20)	1.03	—	0.25	(0.45)		3.96		(2.32)		2.50		0.22		0.58

Less Distributions:
Net Investment Income	(0.37)		—	(0.64)	(0.27)	(0.22)	(0.41)	(0.48)		(0.20)		(0.70)		(0.50)		(0.34)		(0.49)
Net Realized Gains	—		—	—	—	—	—	(0.12)		(0.04)		(0.12)		(—)		(0.07)		(0.03)

Total Distributions	(0.37)		—	(0.64)	(0.27)	(0.22)	(0.41)	(0.60)		(0.24)		(0.82)		(0.50)		(0.41)		(0.52)

Net Asset Value, End of Period	$4.30		$5.04	$3.77$	5.61	$4.85$	5.07	$12.24		$13.29		$9.57		$12.71		$10.71		$10.90

Total Return	(7.76	%)(B)	33.69%	(23.98%)	22.54%	(0.24%)	5.46%	(3.60	%)(B)	42.08%		(19.28%)		24.55%		1.91%		5.82%

Net Assets, End of Period (thousands)	$5,613,204		$5,987,464	$4,646,848	$6,297,963	$5,442,507$	5,497,753	$9,965,406		$10,537,586		$7,225,825		$9,269,011		$7,475,924		$6,753,782
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.26%	0.27%	0.28%	0.28%	0.24	%(C)(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27%	0.27%	0.28%	0.28%	0.28%	0.33	%(C)(D)	0.34	%(D)	0.34	%(D)	0.35	%(D)	0.35	%(D)	0.37	%(D)
Ratio of Net Investment Income to Average Net Assets	3.35	%(C)	3.29%	3.61%	4.01%	4.27%	4.19%	7.07	%(C)	1.33%		6.44%		2.95	%**	4.42%		4.03%
Portfolio Turnover Rate	3	%(B)	8%	12%	8%	5%	1%	1	%(B)	1%		0%		0%		3%		2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.10	%(C)	0.11%		0.12%		0.13%		0.13%		0.15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

99

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.14		$15.65	$18.58	$19.24	$23.51	$19.31	$14.51		$10.42	$11.62	$11.74	$13.33	$10.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30		0.44	0.33	0.45	0.47	0.39	0.19		0.32	0.23	0.33	0.32	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.02)		6.48	(2.65)	(0.01)	(3.44)	4.72	(1.70)		4.06	(1.20)	0.24	(1.56)	2.57

Total from Investment Operations	(1.72)		6.92	(2.32)	0.44	(2.97)	5.11	(1.51)		4.38	(0.97)	0.57	(1.24)	2.85

Less Distributions:
Net Investment Income	(0.47)		(0.43)	(0.32)	(0.48)	(0.56)	(0.29)	(0.23)		(0.29)	(0.23)	(0.34)	(0.30)	(0.28)
Net Realized Gains	(0.16)		—	(0.29)	(0.62)	(0.74)	(0.62)	(0.27)		—	—	(0.35)	(0.05)	(0.02)

Total Distributions	(0.63)		(0.43)	(0.61)	(1.10)	(1.30)	(0.91)	(0.50)		(0.29)	(0.23)	(0.69)	(0.35)	(0.30)

Net Asset Value, End of Period	$19.79		$22.14	$15.65	$18.58	$19.24	$23.51	$12.50		$14.51	$10.42	$11.62	$11.74	$13.33

Total Return	(7.85	%)(B)	44.61%	(13.03%)	2.94%	(13.37%)	27.49%	(10.68	%)(B)	42.24%	(8.41%)	5.49%	(9.52%)	26.83%

Net Assets, End of Period (thousands)	$11,583,103		$12,784,711	$9,887,928	$13,428,084	$13,787,695	$16,162,471	$3,342,908		$3,716,790	$2,722,859	$2,578,134	$2,441,217	$2,529,852
Ratio of Expenses to Average Net Assets	0.47	%(C)	0.53%	0.65%	0.68%	0.68%	0.68%	0.37	%(C)	0.42%	0.47%	0.50%	0.48%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.47	%(C)	0.53%	0.66%	0.69%	0.68%	0.68%	0.37	%(C)	0.42%	0.48%	0.50%	0.48%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.83	%(C)	2.13%	2.02%	2.48%	2.10%	1.85%	2.82	%(C)	2.35%	2.20%	2.94%	2.40%	2.36%
Portfolio Turnover Rate	12	%(B)	15%	14%	18%	23%	21%	10	%(B)	15%	18%	17%	12%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

100

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio								World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$13.73		$10.64	$10.74	$9.71	$10.68	$10.00		$12.67		$8.99		$10.97		$11.16		$12.71		$10.31

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.30	0.21	0.27	0.26	0.08		0.20		0.38		0.25		0.35		0.34		0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.84)		3.08	(0.13)	1.00	(1.01)	0.66		(0.77)		3.66		(1.96)		0.04		(1.48)		2.33

Total from Investment Operations	(1.66)		3.38	0.08	1.27	(0.75)	0.74		(0.57)		4.04		(1.71)		0.39		(1.14)		2.64

Less Distributions:
Net Investment Income	(0.11)		(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.23)		(0.36)		(0.27)		(0.35)		(0.41)		(0.24)
Net Realized Gains	(0.11)		—	—	—	—	—		—		—		—		(0.23)		—		—

Total Distributions	(0.22)		(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.23)		(0.36)		(0.27)		(0.58)		(0.41)		(0.24)

Net Asset Value, End of Period	$11.85		$13.73	$10.64	$10.74	$9.71	$10.68		$11.87		$12.67		$8.99		$10.97		$11.16		$12.71

Total Return	(12.26	%)(B)	31.85%	0.80%	13.19%	(7.20%)	7.38	%(B)	(4.53	%)(B)	45.23%		(15.76%)		3.75%		(9.22%)		25.97%

Net Assets, End of Period (thousands)	$2,040,152		$2,183,724	$1,475,345	$658,448	$266,868	$67,793		$200,929		$308,666		$206,915		$302,369		$240,668		$246,551
Ratio of Expenses to Average Net Assets *	0.29	%(C)	0.30%	0.30%	0.33%	0.35%	0.31	%(C)(E)	0.42	%(C)(D)	0.44	%(D)	0.50	%(D)	0.54	%(D)	0.52	%(D)	0.52	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29	%(C)	0.30%	0.31%	0.34%	0.35%	0.65	%(C)(E)	0.61	%(C)(D)	0.64	%(D)	0.71	%(D)	0.76	%(D)	0.74	%(D)	0.75	%(D)
Ratio of Net Investment Income to Average Net Assets	2.72	%(C)	2.30%	1.97%	2.69%	2.41%	1.76	%(C)(E)	3.25	%(C)	3.14%		2.56%		3.25%		2.72%		2.69%
Portfolio Turnover Rate	8	%(B)	15%	15%	9%	9%	2	%(B)	N/A		N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A		0.19	%(C)	0.20%		0.23%		0.24%		0.24%		0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

101

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$13.84		$10.44	$11.17	$10.65	$12.15	$9.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.33	0.24	0.33	0.31	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.50)		3.40	(0.74)	0.56	(1.52)	2.21

Total from Investment Operations	(1.33)		3.73	(0.50)	0.89	(1.21)	2.48

Less Distributions:
Net Investment Income	(0.16)		(0.33)	(0.23)	(0.32)	(0.29)	(0.26)
Net Realized Gains	—		—	—	(0.05)	—	—

Total Distributions	(0.16)		(0.33)	(0.23)	(0.37)	(0.29)	(0.26)

Net Asset Value, End of Period	$12.35		$13.84	$10.44	$11.17	$10.65	$12.15

Total Return	(9.72	%)(B)	35.87%	(4.42%)	8.64%	(10.22%)	25.33%

Net Assets, End of Period (thousands)	$3,647,023		$4,089,166	$3,210,237	$3,719,313	$3,129,791	$2,805,367
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.32%	0.35%	0.37%	0.39%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.32%	0.36%	0.38%	0.37%	0.40%
Ratio of Net Investment Income to Average Net Assets	2.58	%(C)	2.49%	2.26%	3.02%	2.56%	2.48%
Portfolio Turnover Rate	6	%(B)	6%	13%	8%	4%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$22.56		$16.29	$16.42	$15.40	$16.06	$13.14	$22.35		$16.21	$16.54	$15.71	$16.52	$13.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.34	0.29	0.35	0.31	0.29	0.17		0.33	0.28	0.35	0.31	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.28)		6.27	(0.10)	1.13	(0.64)	2.98	(1.75)		6.21	(0.18)	1.12	(0.66)	2.98

Total from Investment Operations	(2.10)		6.61	0.19	1.48	(0.33)	3.27	(1.58)		6.54	0.10	1.47	(0.35)	3.27

Less Distributions:
Net Investment Income	(0.18)		(0.34)	(0.29)	(0.35)	(0.30)	(0.30)	(0.44)		(0.20)	(0.43)	(0.44)	(0.27)	(0.30)
Net Realized Gains	(0.17)		—	(0.03)	(0.11)	(0.03)	(0.05)	(0.97)		(0.20)	—	(0.20)	(0.19)	(0.12)

Total Distributions	(0.35)		(0.34)	(0.32)	(0.46)	(0.33)	(0.35)	(1.41)		(0.40)	(0.43)	(0.64)	(0.46)	(0.42)

Net Asset Value, End of Period	$20.11		$22.56	$16.29	$16.42	$15.40	$16.06	$19.36		$22.35	$16.21	$16.54	$15.71	$16.52

Total Return	(9.46	%)(B)	40.75%	1.25%	9.94%	(2.16%)	25.14%	(7.59	%)(B)	40.81%	0.47%	10.10%	(2.28%)	24.54%

Net Assets, End of Period (thousands)	$993,874		$1,088,714	$769,602	$879,553	$741,512	$546,891	$298,149		$348,707	$288,509	$375,832	$403,195	$402,204
Ratio of Expenses to Average Net Assets *(D)	0.27	%(C)	0.28%	0.32%	0.33%	0.35%	0.35%	0.31	%(C)	0.32%	0.36%	0.37%	0.34%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.44	%(C)	0.46%	0.56%	0.60%	0.59%	0.60%	0.51	%(C)	0.53%	0.61%	0.63%	0.60%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.62	%(C)	1.64%	1.81%	2.23%	1.89%	1.95%	1.62	%(C)	1.60%	1.78%	2.25%	1.87%	1.90%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.22%	0.25%	0.27%	0.27%	0.28%	0.23	%(C)	0.25%	0.28%	0.30%	0.29%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$33.05		$27.64	$27.56	$25.46	$29.55$	24.12	$26.03		$19.67	$20.07	$18.72	$23.49	$20.39

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.74	0.55	0.73	0.61	0.49	0.17		0.52	0.41	0.48	0.53	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.31)		5.32	0.07	2.05	(4.14)	5.43	(2.24)		6.41	(0.24)	1.87	(4.22)	3.58

Total from Investment Operations	(3.00)		6.06	0.62	2.78	(3.53)	5.92	(2.07)		6.93	0.17	2.35	(3.69)	4.07

Less Distributions:
Net Investment Income	(0.22)		(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(0.66)		(0.57)	(0.44)	(0.46)	(0.53)	(0.51)
Net Realized Gains	(1.17)		—	—	—	—	—	(0.70)		—	(0.13)	(0.54)	(0.55)	(0.46)

Total Distributions	(1.39)		(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(1.36)		(0.57)	(0.57)	(1.00)	(1.08)	(0.97)

Net Asset Value, End of Period	$28.66		$33.05	$27.64	$27.56	$25.46$	29.55	$22.60		$26.03	$19.67	$20.07	$18.72	$23.49

Total Return	(9.41	%)(B)	21.91%	2.36%	11.06%	(12.14%)	24.83%	(8.31	%)(B)	35.51%	0.81%	12.96%	(16.45%)	21.00%

Net Assets, End of Period (thousands)	$4,964,987		$6,225,187	$5,652,358	$5,968,318	$5,394,188$	6,632,914	$4,398,499		$5,115,924	$4,879,733	$6,423,859	$6,304,406	$7,249,717
Ratio of Expenses to Average Net Assets (F)	0.36	%(C)	0.39%	0.44%	0.48%	0.47%	0.50%	0.60	%(C)	0.63%	0.69%	0.72%	0.70%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.46	%(C)	0.49%	0.54%	0.58%	0.57%	0.60%	0.80	%(C)	0.83%	0.89%	0.92%	0.90%	0.93%
Ratio of Net Investment Income to Average Net Assets	1.97	%(C)	2.19%	2.07%	2.70%	2.08%	1.88%	1.43	%(C)	2.10%	2.20%	2.44%	2.31%	2.32%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.28		$23.78	$27.16	$26.64	$30.13	$24.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.82	0.59	0.63	0.63	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.52)		7.45	(3.27)	0.56	(3.48)	5.60

Total from Investment Operations	(1.20)		8.27	(2.68)	1.19	(2.85)	5.91

Less Distributions:
Net Investment Income	(0.59)		(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Total Distributions	(0.59)		(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Net Asset Value, End of Period	$29.48		$31.28	$23.78	$27.16	$26.64	$30.13

Total Return.	(3.92	%)(B)	34.91%	(9.98%)	4.57%	(9.66%)	24.11%

Net Assets, End of Period (thousands)	$14,307		$13,709	$12,587	$29,146	$25,150	$31,198
Ratio of Expenses to Average Net Assets (F)	0.71	%(C)	0.74%	0.77%	0.81%	0.80%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.81	%(C)	0.84%	0.87%	0.91%	0.90%	0.91%
Ratio of Net Investment Income to Average Net Assets	2.09	%(C)	2.68%	2.41%	2.29%	2.07%	1.19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.48		$23.93	$27.34	$26.81	$30.32	$24.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.90	0.71	0.70	0.73	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.53)		7.50	(3.35)	0.57	(3.53)	5.40

Total from Investment Operations	(1.17)		8.40	(2.64)	1.27	(2.80)	6.01

Less Distributions:
Net Investment Income	(0.63)		(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Total Distributions	(0.63)		(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Net Asset Value, End of Period	$29.68		$31.48	$23.93	$27.34	$26.81	$30.32

Total Return	(3.77	%)(B)	35.24%	(9.75%)	4.83%	(9.45%)	24.41%

Net Assets, End of Period (thousands)	$11,928,375		$13,258,001	$12,596,902	$17,161,936	$16,431,410	$19,383,230
Ratio of Expenses to Average Net Assets (F)	0.46	%(C)	0.49%	0.52%	0.56%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.56	%(C)	0.59%	0.62%	0.66%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.31	%(C)	2.92%	2.87%	2.54%	2.37%	2.23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$25.16		$20.34	$20.59$	18.95	$22.38$	18.40	$13.13		$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.57	0.43	0.53	0.50	0.42	0.10		0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.46)		4.76	(0.22)	1.64	(3.47)	3.95	(0.84)		3.39	(0.59)	0.20

Total from Investment Operations	(2.21)		5.33	0.21	2.17	(2.97)	4.37	(0.74)		3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.24)		(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(0.42)		(0.23)	(0.23)	(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.87)		(0.02)	(0.11)	—

Total Distributions	(0.24)		(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(1.29)		(0.25)	(0.34)	(0.01)

Net Asset Value, End of Period	$22.71		$25.16	$20.34$	20.59	$18.95$	22.38	$11.10		$13.13	$9.71	$10.43

Total Return	(8.86	%)(B)	26.19%	1.13%	11.61%	(13.48%)	24.02%	(6.09	%)(B)	38.29%	(3.89%)	4.38	%(B)

Net Assets, End of Period (thousands)	$26,848,361		$29,155,369	$24,780,700	$28,622,610	$25,372,759	$27,085,722	$210,128		$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.39	%(C)	0.42%	0.49%	0.52%	0.52%	0.55%	0.65	%(C)	0.72%	0.84%	0.85	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.39	%(C)	0.42%	0.50%	0.53%	0.52%	0.56%	0.65	%(C)	0.72%	0.87%	0.95	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	2.01	%(C)	2.26%	2.19%	2.62%	2.25%	2.08%	1.62	%(C)	2.19%	2.26%	2.30	%(C)(E)
Portfolio Turnover Rate	5	%(B)	10%	15%	4%	4%	4%	12	%(B)	29%	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Ex China Core Equity Portfolio
	Period Nov 15, 2021 to Apr 30, 2022
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.75)

Total from Investment Operations	(0.64)

Less Distributions:
Net Investment Income	(0.06)

Total Distributions	(0.06)

Net Asset Value, End of Period	$9.30

Total Return	(6.40	%)(B)

Net Assets, End of Period (thousands)	$361,939
Ratio of Expenses to Average Net Assets	0.43	%(C)
Ratio of Net Investment Income to Average Net Assets	2.44	%(C)
Portfolio Turnover Rate	17	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-three (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2022, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/22

Japanese Small Company Portfolio	The Japanese Small Company Series	11%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	21%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	2%

Continental Small Company Portfolio	The Continental Small Company Series	15%

Emerging Markets Portfolio	The Emerging Markets Series	99%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%

Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22

International Small Company Portfolio	The Continental Small Company Series	85%

	The Japanese Small Company Series	89%

	The United Kingdom Small Company Series	98%

	The Asia Pacific Small Company Series	79%

	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—

	The Continental Small Company Series	—

	The Japanese Small Company Series	—

109

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22

	The Asia Pacific Small Company Series	—

	The Canadian Small Company Series	—

	The Emerging Markets Small Cap Series	—

	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	5%

	DFA International Real Estate Securities Portfolio	62%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%

	DFA International Small Cap Value Portfolio	—

	The DFA International Value Series	1%

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%

	International Core Equity Portfolio	1%

	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%

	International Core Equity Portfolio	—

	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

110

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

111

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred

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fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.38	%*
International Small Company Portfolio	0.28	%*
Japanese Small Company Portfolio	0.38	%*
Asia Pacific Small Company Portfolio	0.38	%*
United Kingdom Small Company Portfolio	0.39	%*
Continental Small Company Portfolio	0.38	%*
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.20%

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DFA International Small Cap Value Portfolio	0.43%*
International Vector Equity Portfolio	0.33%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.36%*
World ex U.S. Core Equity Portfolio	0.25%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.40%*
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
Portfolio
Global Small Company Portfolio	0.40%	0.35%
International Small Company Portfolio	0.30%	0.25%
Japanese Small Company Portfolio	0.40%	0.35%
Asia Pacific Small Company Portfolio	0.40%	0.35%
United Kingdom Small Company Portfolio	0.40%	0.35%
Continental Small Company Portfolio	0.40%	0.35%
DFA International Small Cap Value Portfolio	0.45%	0.39%
International Vector Equity Portfolio	0.35%	0.30%
World ex U.S. Value Portfolio	0.37%	0.32%
Emerging Markets Value Portfolio	0.41%	0.38%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio,

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World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$1	$111	$573
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	174	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	178	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	13	17	29
Continental Small Company Portfolio (4)	0.42%	0.35%	—	424	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	68	4,541	26,640
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	262	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World Core Equity Portfolio (8)	0.27%	0.22%	21	931	600
Selectively Hedged Global Equity Portfolio (9)	0.40%	0.24%	—	327	—
Emerging Markets Portfolio (10)	0.49%	0.29%	—	2,875	—
Emerging Markets Small Cap Portfolio (11)	—	0.52%	—	4,861	—
Emerging Markets Value Portfolio (11)	—	0.38%	—	6,316	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	—	—	—

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Class R2 Shares
Emerging Markets Value Portfolio (12)	0.96%	0.38%	—	$7	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit

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was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(12)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.38% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$1
International Core Equity Portfolio	(19)
DFA International Real Estate Securities Portfolio	(1)
DFA Global Real Estate Securities Portfolio	2
DFA International Small Cap Value Portfolio	(4)
World ex U.S. Core Equity Portfolio	1
Emerging Markets Core Equity Portfolio	(3)

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$52
International Core Equity Portfolio	167
Global Small Company Portfolio	(—)
International Small Company Portfolio	159
Japanese Small Company Portfolio	8
Asia Pacific Small Company Portfolio	5
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	3
DFA International Real Estate Securities Portfolio	39
DFA Global Real Estate Securities Portfolio	28
DFA International Small Cap Value Portfolio	227
International Vector Equity Portfolio	17
International High Relative Profitability Portfolio	(4)
World ex U.S. Value Portfolio	1
World ex U.S. Core Equity Portfolio	8
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	2
Emerging Markets Portfolio	80
Emerging Markets Small Cap Portfolio	71
Emerging Markets Value Portfolio	317
Emerging Markets Core Equity Portfolio	204
Emerging Markets Targeted Value Portfolio	(—)
Emerging Markets ex China Core Equity Portfolio	(2)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$326,230	$222,424
International Core Equity Portfolio	$2,392,098	$1,590,658
DFA International Real Estate Securities Portfolio	$427,486	$180,946
DFA Global Real Estate Securities Portfolio	$208,524	$42,652

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	Purchases	Sales
DFA International Small Cap Value Portfolio	$1,472,958	$1,610,902
International Vector Equity Portfolio	$391,618	$335,516
International High Relative Profitability Portfolio	$349,467	$177,162
World ex U.S. Core Equity Portfolio	$249,418	$250,948
Emerging Markets Core Equity Portfolio	$1,948,065	$1,482,996
Emerging Markets Targeted Value Portfolio	$25,189	$34,690
Emerging Markets ex China Core Equity Portfolio	$445,684	$60,380

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$301,125	$1,036,360	$878,443	$(20)	$(10)	$459,012	39,683	$238	—

Total	$301,125	$1,036,360	$878,443	$(20)	$(10)	$459,012	39,683	$238	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,595,008	$4,085,128	$3,303,544	$(328)	$49	$2,376,313	205,439	$1,383	—

Total	$1,595,008	$4,085,128	$3,303,544	$(328)	$49	$2,376,313	205,439	$1,383	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$58,397	$7,198	$3,876	$(247)	$(9,329)	$52,143	1,276	$267	$3,071

Total	$58,397	$7,198	$3,876	$(247)	$(9,329)	$52,143	1,276	$267	$3,071

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$310,546	$1,491,345	$1,479,770	$(109)	$(40)	$321,972	27,835	$143	—

Total	$310,546	$1,491,345	$1,479,770	$(109)	$(40)	$321,972	27,835	$143	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$3,666,704	$438,982	$86,593	$(14,482)	$(551,409)	$3,453,202	803,070	$275,009	—
DFA Real Estate Securities Portfolio	839,611	—	281,193	176,743	(195,512)	539,649	11,467	10,870	$8,517
The DFA Short Term Investment Fund	217,045	840,164	973,275	60	(7)	83,987	7,261	126	—

Total	$4,723,360	$1,279,146	$1,341,061	$162,321	$(746,928)	$4,076,838	821,798	$286,005	$8,517

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$383,591	$835,373	$700,319	$(39)	$19	$518,625	44,837	$323	—

Total	$383,591	$835,373	$700,319	$(39)	$19	$518,625	44,837	$323	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$142,988	$442,041	$341,562	$(27)	$11	$243,451	21,047	$146	—

Total	$142,988	$442,041	$341,562	$(27)	$11	$243,451	21,047	$146	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$96,296	$464,261	$420,213	$(9)	$(4)	$140,331	12,132	—	—

Total	$96,296	$464,261	$420,213	$(9)	$(4)	$140,331	12,132	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$27,414	$1,250	$9,244	$677	$(3,450)	$16,647	841	$565	$194

Total	$27,414	$1,250	$9,244	$677	$(3,450)	$16,647	841	$565	$194

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$144,554	$406,507	$351,194	$(30)	—	$199,837	17,276	$121	—

Total	$144,554	$406,507	$351,194	$(30)	—	$199,837	17,276	$121	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$643,173	$94,515	$73,123	$(1,421)	$(74,331)	$588,813	18,366	$3,604	$16,695
International Core Equity Portfolio	315,518	42,050	32,664	(553)	(38,462)	285,889	19,923	4,258	—
Emerging Markets Core Equity Portfolio	131,060	15,940	15,588	(404)	(12,358)	118,650	5,225	1,259	—

Total	$1,089,751	$152,505	$121,375	$(2,378)	$(125,151)	$993,352	43,514	$9,121	$16,695

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$187,179	$12,723	$15,555	$313	$(22,715)	$161,945	5,558	$968	$6,687
International Core Equity Portfolio	93,920	7,783	10,893	716	(11,878)	79,648	5,550	1,237	—
Emerging Markets Core Equity Portfolio	62,856	6,062	9,559	460	(6,323)	53,496	2,356	587	—

Total	$343,955	$26,568	$36,007	$1,489	$(40,916)	$295,089	13,464	$2,792	$6,687

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$524,680	$1,195,903	$1,271,246	$(33)	$(42)	$449,262	38,840	$386	—

Total	$524,680	$1,195,903	$1,271,246	$(33)	$(42)	$449,262	38,840	$386	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$3,070	$9,225	$10,850	$(1)	—	$1,444	125	—	—

Total	$3,070	$9,225	$10,850	$(1)	—	$1,444	125	—	—

Emerging Markets ex China Core Equity Portfolio
DFA Short Term Investment Fund	—	$10,480	$9,280	—	—	$1,200	104	$1	—

Total	—	$10,480	$9,280	—	—	$1,200	104	$1	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2020	$119,035	—	—	$119,035
2021	144,492	—	—	144,492
International Core Equity Portfolio
2020	616,813	—	—	616,813
2021	761,635	—	—	761,635
Global Small Company Portfolio
2020	627	—	—	627
2021	727	—	—	727
International Small Company Portfolio
2020	251,539	$278,423	—	529,962
2021	220,133	—	—	220,133
Japanese Small Company Portfolio
2020	14,224	9,019	—	23,243
2021	10,581	—	—	10,581
Asia Pacific Small Company Portfolio
2020	14,178	—	—	14,178
2021	12,808	—	—	12,808
United Kingdom Small Company Portfolio
2020	969	1,478	—	2,447
2021	588	—	—	588
Continental Small Company Portfolio
2020	8,902	—	—	8,902
2021	13,462	—	—	13,462
DFA International Real Estate Securities Portfolio
2020	717,271	—	—	717,271
2021	—	—	—	—
DFA Global Real Estate Securities Portfolio
2020	509,001	90,019	—	599,020
2021	153,865	33,088	—	186,953
DFA International Small Cap Value Portfolio
2020	224,481	206,468	—	430,949
2021	258,254	—	—	258,254
International Vector Equity Portfolio
2020	57,641	—	—	57,641
2021	74,200	—	—	74,200
International High Relative Profitability Portfolio
2020	18,018	—	—	18,018
2021	43,180	—	—	43,180
World ex U.S. Value Portfolio
2020	6,579	—	—	6,579
2021	8,755	—	—	8,755

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
World ex U.S. Core Equity Portfolio
2020	$75,535	—	—	$75,535
2021	98,429	—	—	98,429
World Core Equity Portfolio
2020	14,888	$1,549	—	16,437
2021	16,210	—	—	16,210
Selectively Hedged Global Equity Portfolio
2020	9,635	—	—	9,635
2021	3,648	3,286	—	6,934
Emerging Markets Portfolio
2020	118,156	—	—	118,156
2021	122,695	—	—	122,695
Emerging Markets Small Cap Portfolio
2020	129,179	41,749	—	170,928
2021	128,503	—	—	128,503
Emerging Markets Value Portfolio
2020	442,052	—	—	442,052
2021	382,292	—	—	382,292
Emerging Markets Core Equity Portfolio
2020	585,760	—	—	585,760
2021	590,306	—	—	590,306
Emerging Markets Targeted Value Portfolio
2020	3,854	21	—	3,875
2021	4,500	—	—	4,500

The Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021, and did not pay any distributions for the years ended October 31, 2020 and October 31, 2021.

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$ (6,059)	—	$(6,059)
International Core Equity Portfolio	(40,609)	—	(40,609)
Global Small Company Portfolio	(165)	$(59)	(224)
International Small Company Portfolio	(43,307)	(45,638)	(88,945)
Japanese Small Company Portfolio	(1,060)	(1,545)	(2,605)
Asia Pacific Small Company Portfolio	(1,655)	(2,324)	(3,979)
United Kingdom Small Company Portfolio	(111)	(88)	(199)
Continental Small Company Portfolio	(356)	—	(356)
DFA International Real Estate Securities Portfolio	(6,036)	—	(6,036)
DFA Global Real Estate Securities Portfolio	(8,798)	—	(8,798)

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Small Cap Value Portfolio	$(32,335)	—	$(32,335)
International Vector Equity Portfolio	(8,670)	—	(8,670)
International High Relative Profitability Portfolio	(2,917)	—	(2,917)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(4,928)	—	(4,928)
World Core Equity Portfolio	(300)	$ (797)	(1,097)
Selectively Hedged Global Equity Portfolio	(740)	(1,080)	(1,820)
Emerging Markets Portfolio	(14,565)	(31,396)	(45,961)
Emerging Markets Small Cap Portfolio	(23,056)	(15,794)	(38,850)
Emerging Markets Value Portfolio	(51,755)	—	(51,755)
Emerging Markets Core Equity Portfolio	(47,544)	—	(47,544)
Emerging Markets Targeted Value Portfolio	(1,223)	(2,056)	(3,279)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$40,692	—	$(384,020)	$2,009,082	$1,665,754
International Core Equity Portfolio	306,366	—	(1,265,730)	9,065,458	8,106,094
Global Small Company Portfolio	1,302	$1,952	—	19,576	22,830
International Small Company Portfolio	306,340	367,879	—	2,939,662	3,613,881
Japanese Small Company Portfolio	8,625	9,423	—	71,540	89,588
Asia Pacific Small Company Portfolio	13,486	26,996	—	46,304	86,786
United Kingdom Small Company Portfolio	609	742	—	4,745	6,096
Continental Small Company Portfolio	10,051	13,197	—	230,638	253,886
DFA International Real Estate Securities Portfolio	448,351	—	(537,282)	12,844	(76,087)
DFA Global Real Estate Securities Portfolio	50,047	96,158	—	2,417,397	2,563,602
DFA International Small Cap Value Portfolio	284,171	38,835	—	2,128,251	2,451,257
International Vector Equity Portfolio	39,502	68,984	—	943,294	1,051,780
International High Relative Profitability Portfolio	10,940	10,953	—	489,184	511,077
World ex U.S. Value Portfolio	3,321	—	(9,885)	45,894	39,330
World ex U.S. Core Equity Portfolio	23,587	—	(100,475)	978,330	901,442
World Core Equity Portfolio	—	8,329	—	385,030	393,359
Selectively Hedged Global Equity Portfolio	5,390	13,787	—	148,706	167,883
Emerging Markets Portfolio	21,567	214,849	—	2,444,325	2,680,741
Emerging Markets Small Cap Portfolio	155,079	93,645	—	1,020,899	1,269,623
Emerging Markets Value Portfolio	181,485	—	(1,710,597)	2,636,910	1,107,798
Emerging Markets Core Equity Portfolio	182,437	—	(2,148,189)	8,909,426	6,943,674
Emerging Markets Targeted Value Portfolio	10,796	10,941	—	42,666	64,403

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$384,020	$384,020
International Core Equity Portfolio	1,265,730	1,265,730
Global Small Company Portfolio	—	—
International Small Company Portfolio	—	—
Japanese Small Company Portfolio	—	—
Asia Pacific Small Company Portfolio	—	—
United Kingdom Small Company Portfolio	—	—
Continental Small Company Portfolio	—	—
DFA International Real Estate Securities Portfolio	537,282	537,282
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	—	—
International Vector Equity Portfolio	—	—
International High Relative Profitability Portfolio	—	—
World ex U.S. Value Portfolio	9,885	9,885
World ex U.S. Core Equity Portfolio	100,475	100,475
World Core Equity Portfolio	—	—
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	—	—
Emerging Markets Small Cap Portfolio	—	—
Emerging Markets Value Portfolio	1,710,597	1,710,597
Emerging Markets Core Equity Portfolio	2,148,189	2,148,189
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$101,782
International Core Equity Portfolio	272,686
Global Small Company Portfolio	254
International Small Company Portfolio	311,522
Japanese Small Company Portfolio	4,708
Asia Pacific Small Company Portfolio	17,670
United Kingdom Small Company Portfolio	55
Continental Small Company Portfolio	27,023

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DFA International Small Cap Value Portfolio	$427,289
International Vector Equity Portfolio	117,093
International High Relative Profitability Portfolio	26,305
World ex U.S. Value Portfolio	7,883
World ex U.S. Core Equity Portfolio	29,244
World Core Equity Portfolio	1,459
Emerging Markets Portfolio	149,571
Emerging Markets Small Cap Portfolio	395,108
Emerging Markets Value Portfolio	637,239
Emerging Markets Core Equity Portfolio	591,832

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,485,317	$1,636,249	$(303,679)	$1,332,570
International Core Equity Portfolio	28,670,552	7,945,025	(3,319,485)	4,625,540
Global Small Company Portfolio	83,927	5,683	(1,087)	4,596
International Small Company Portfolio	10,376,162	1,147,935	(180,311)	967,624
Japanese Small Company Portfolio	310,354	13,997	—	13,997
Asia Pacific Small Company Portfolio	345,280	5,763	—	5,763
United Kingdom Small Company Portfolio	26,731	—	(882)	(882)
Continental Small Company Portfolio	715,724	76,221	—	76,221
DFA International Real Estate Securities Portfolio	6,367,692	1,074,475	(766,017)	308,458
DFA Global Real Estate Securities Portfolio	8,583,487	2,239,925	(663,239)	1,576,686
DFA International Small Cap Value Portfolio	11,416,921	2,226,916	(1,599,249)	627,667
International Vector Equity Portfolio	3,130,030	776,865	(343,573)	433,292
International High Relative Profitability Portfolio	1,997,264	316,255	(140,373)	175,882
World ex U.S. Value Portfolio	178,233	25,085	—	25,085
World ex U.S. Core Equity Portfolio	3,336,243	926,776	(438,250)	488,526
World Core Equity Portfolio	733,961	281,938	—	281,938
Selectively Hedged Global Equity Portfolio	187,317	112,996	(129)	112,867
Emerging Markets Portfolio	3,223,869	1,771,403	—	1,771,403
Emerging Markets Small Cap Portfolio	3,905,875	613,599	—	613,599
Emerging Markets Value Portfolio	10,109,924	1,992,760	—	1,992,760
Emerging Markets Core Equity Portfolio	21,079,574	9,591,845	(3,342,726)	6,249,119
Emerging Markets Targeted Value Portfolio	191,357	45,258	(23,272)	21,986
Emerging Markets ex China Core Equity Portfolio	386,474	16,896	(43,996)	(27,100)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’

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financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$1,990	64	$1,397	45
Shares Issued in Lieu of Cash Distributions	269	9	349	12
Shares Redeemed	(802)	(26)	(4,468)	(148)

Net Increase (Decrease) — Class R2 Shares	$1,457	47	$(2,722)	(91)

Institutional Class Shares
Shares Issued	$1,034,198	33,455	$1,801,928	58,072
Shares Issued in Lieu of Cash Distributions	248,535	8,110	368,063	12,127
Shares Redeemed	(1,889,629)	(60,820)	(5,470,382)	(175,490)

Net Increase (Decrease) — Institutional Class Shares	$(606,896)	(19,255)	$(3,300,391)	(105,291)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

127

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$80,165
International Core Equity Portfolio	—	297,412
International Small Company Portfolio	—	118,457
DFA International Real Estate Securities Portfolio	—	56,733
DFA International Small Cap Value Portfolio	—	192,479
International Vector Equity Portfolio	—	28,249
International High Relative Profitability Portfolio	—	8,683
World ex U.S. Core Equity Portfolio	—	32,902
Selectively Hedged Global Equity Portfolio	92,130	3,771
Emerging Markets Core Equity Portfolio	—	237,341
Emerging Markets Targeted Value Portfolio	—	1,541
Emerging Markets ex China Core Equity Portfolio	—	1,045

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*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)
Selectively Hedged Global Equity Portfolio	$730	$730

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (2)	Equity Contracts*,(3)
Large Cap International Portfolio	$(3,880)	—	$(3,880)
International Core Equity Portfolio	(8,505)	—	(8,505)
International Small Company Portfolio	(8,343)	—	(8,343)
DFA International Real Estate Securities Portfolio	(3,225)	—	(3,225)
DFA International Small Cap Value Portfolio	(8,611)	—	(8,611)
International Vector Equity Portfolio	(1,457)	—	(1,457)
World ex U.S. Core Equity Portfolio	(1,236)	—	(1,236)
Selectively Hedged Global Equity Portfolio	(218)	$(129)	(89)
Emerging Markets Core Equity Portfolio	(5,917)	—	(5,917)
Emerging Markets Targeted Value Portfolio	(41)	—	(41)
Emerging Markets ex China Core Equity Portfolio	(78)	—	(78)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$(2,209)	—	$(2,209)

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	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
International Core Equity Portfolio	$(9,787)	—	$(9,787)
International Small Company Portfolio	(1,311)	—	(1,311)
DFA International Real Estate Securities Portfolio	1,002	—	1,002
DFA Global Real Estate Securities Portfolio	471	—	471 *
DFA International Small Cap Value Portfolio	(12,050)	—	(12,050)
International Vector Equity Portfolio	(151)	—	(151)
International High Relative Profitability Portfolio	(423)	—	(423)*
World ex U.S. Core Equity Portfolio	393	—	393
Selectively Hedged Global Equity Portfolio	5,339	$5,461	(122)
Emerging Markets Core Equity Portfolio	(11,549)	—	(11,549)
Emerging Markets Targeted Value Portfolio	5	—	5
Emerging Markets ex China Core Equity Portfolio	(268)	—	(268)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$(5,513)	—	$(5,513)
International Core Equity Portfolio	(17,509)	—	(17,509)
International Small Company Portfolio	(10,484)	—	(10,484)
DFA International Real Estate Securities Portfolio	(4,634)	—	(4,634)
DFA International Small Cap Value Portfolio	(13,114)	—	(13,114)
International Vector Equity Portfolio	(2,282)	—	(2,282)
World ex U.S. Core Equity Portfolio	(2,270)	—	(2,270)
Selectively Hedged Global Equity Portfolio	63	$254	(191)
Emerging Markets Core Equity Portfolio	(13,971)	—	(13,971)
Emerging Markets Targeted Value Portfolio	(95)	—	(95)
Emerging Markets ex China Core Equity Portfolio	(77)	—	(77)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and

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typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2022 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities

Selectively Hedged Global Equity Portfolio
UBS AG	$86	$86	—	—	—	$86	—	—	—	—	—	—
Citibank, N.A	9	9	—	—	—	9	—	—	—	—	—	—
Morgan Stanley and Co. International	16	16	—	—	—	16	—	—	—	—	—	—
State Street Bank and Trust	305	305	$(30)	—	—	275	$30	$30	$(30)	—	—	—
Bank of America Corp	52	52	(16)	—	—	36	16	16	(16)	—	—	—
Barclays Capital	240	240	(39)	—	—	201	39	39	(39)	—	—	—
HSBC Bank	23	23	(1)	—	—	22	1	1	(1)	—	—	—
JP Morgan	—	—	—	—	—	—	44	44	—	—	—	$44

Total	$731	$731	$(86)	—	—	$645	$130	$130	$(86)	—	—	$44

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
Global Small Company Portfolio	0.87%	$142	19	—	$1,760	—
International Small Company Portfolio	1.08%	23,176	4	$3	27,039	—
DFA International Real Estate Securities Portfolio	1.08%	9,451	7	2	18,809	—
DFA Global Real Estate Securities Portfolio	0.94%	2,850	9	1	4,891	—
DFA International Small Cap Value Portfolio	0.83%	1,577	2	—	3,131	—
International High Relative Profitability Portfolio	0.96%	1,860	6	—	5,856	$12
World ex U.S. Value Portfolio	0.93%	383	12	—	1,071	—
World ex U.S. Core Equity Portfolio	0.89%	937	8	—	2,409	—
World Core Equity Portfolio	0.87%	936	81	2	8,065	—
Selectively Hedged Global Equity Portfolio	1.08%	2,051	4	—	2,051	—
Emerging Markets Core Equity Portfolio	1.08%	3,677	3	—	3,677	—
Emerging Markets Targeted Value Portfolio	0.83%	1,234	14	—	2,439	—
Emerging Markets ex China Core Equity Portfolio	0.94%	15,605	11	5	31,278	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to

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each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$44,462	$23,229	$(5,088)
International Core Equity Portfolio	97,895	56,866	5,032
DFA Global Real Estate Securities Portfolio	26,487	—	—
DFA International Small Cap Value Portfolio	59,037	162,771	49,648
International Vector Equity Portfolio	19,856	60,853	21,376
International High Relative Profitability Portfolio	57,941	33,404	(1,381)
World ex U.S. Core Equity Portfolio	4,634	8,923	1,074
Emerging Markets Core Equity Portfolio	13,393	1,149	(68)
Emerging Markets Targeted Value Portfolio	61	49	6

K. Securities Lending:

As of April 30, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$26,874
International Core Equity Portfolio	304,257
DFA International Real Estate Securities Portfolio	13,049
DFA International Small Cap Value Portfolio	113,367
International Vector Equity Portfolio	48,672
International High Relative Profitability Portfolio	4,475
World ex U.S. Core Equity Portfolio	61,247

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Non-Cash Collateral Market Value
Emerging Markets Core Equity Portfolio	$1,159,402
Emerging Markets Targeted Value Portfolio	6,623
Emerging Markets ex China Core Equity Portfolio	160

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio
Common Stocks	$459,073	—	—	—	$459,073
International Core Equity Portfolio
Common Stocks, Rights/Warrants	2,376,675	—	—	—	2,376,675

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	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA International Real Estate Securities Portfolio
Common Stocks	$322,195	—	—	—	$322,195
DFA Global Real Estate Securities Portfolio
Common Stocks	83,989	—	—	—	83,989
DFA International Small Cap Value Portfolio
Common Stocks	518,623	—	—	—	518,623
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	243,461	—	—	—	243,461
International High Relative Profitability Portfolio
Common Stocks	140,348	—	—	—	140,348
World ex U.S. Core Equity Portfolio
Common Stocks	199,879	—	—	—	199,879
Emerging Markets Core Equity Portfolio
Common Stocks	449,356	—	—	—	449,356
Emerging Markets Targeted Value Portfolio
Common Stocks	1,446	—	—	—	1,446
Emerging Markets ex China Core Equity Portfolio
Common Stocks	1,200	—	—	—	1,200

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference

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rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

O. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

P. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	75%
International Core Equity Portfolio-Institutional Class	4	72%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	79%
Japanese Small Company Portfolio-Institutional Class	3	88%
Asia Pacific Small Company Portfolio-Institutional Class	2	92%
United Kingdom Small Company Portfolio-Institutional Class	4	95%
Continental Small Company Portfolio-Institutional Class	2	92%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	69%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	84%
International High Relative Profitability Portfolio-Institutional Class	3	89%
World ex U.S. Value Portfolio-Institutional Class	6	90%
World ex U.S. Core Equity Portfolio-Institutional Class	3	75%
World Core Equity Portfolio-Institutional Class	5	86%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	87%

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
Emerging Markets Portfolio-Institutional Class	3	67%
Emerging Markets Small Cap Portfolio-Institutional Class	4	68%
Emerging Markets Value Portfolio-Class R2	1	97%
Emerging Markets Value Portfolio-Institutional Class	2	41%
Emerging Markets Core Equity Portfolio-Institutional Class	3	66%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	91%
Emerging Markets ex China Core Equity Portfolio-Institutional Class	4	100%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each Portfolio that was operational as of the record date. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

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DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$954.60	0.56%	$2.71
Institutional Class Shares	$1,000.00	$955.90	0.31%	$1.50
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.02	0.56%	$2.81
Institutional Class Shares	$1,000.00	$1,023.26	0.31%	$1.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six- month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

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DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,471,207,818

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,471,207,818

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,471,208
Receivables:
Fund Shares Sold	7,286
Prepaid Expenses and Other Assets	175

Total Assets	8,478,669

LIABILITIES:
Payables:
Fund Shares Redeemed	5,380
Due to Advisor	363
Accrued Expenses and Other Liabilities	570

Total Liabilities	6,313

NET ASSETS	$8,472,356

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,929 and shares outstanding of 104,632	$18.43

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,470,427 and shares outstanding of 458,126,975	$18.49

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,929,777
Total Distributable Earnings (Loss)	542,579

NET ASSETS	$8,472,356

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $17,956)	$181,118
Income from Securities Lending	1,547
Expenses Allocated from Affiliated Investment Companies	(8,804)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	173,861

Fund Expenses
Investment Management Fees	11,777
Accounting & Transfer Agent Fees	566
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	62
Shareholders’ Reports	225
Directors’/Trustees’ Fees & Expenses	(37)
Professional Fees	20
Other	19

Total Fund Expenses	12,634

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	2
Institutional Class Shares	8,328

Net Expenses	4,304

Net Investment Income (Loss)	169,557

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	173,338
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(728,758)

Net Realized and Unrealized Gain (Loss)	(555,420)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(385,863)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169,557	$275,625
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	173,338	377,980
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(728,758)	2,522,431

Net Increase (Decrease) in Net Assets Resulting from Operations	(385,863)	3,176,036

Distributions:
Class R2 Shares	(37)	(43)
Institutional Class Shares	(187,667)	(258,413)

Total Distributions	(187,704)	(258,456)

Capital Share Transactions (1):
Shares Issued	1,529,510	1,043,206
Shares Issued in Lieu of Cash Distributions	185,031	254,720
Shares Redeemed	(982,851)	(2,459,596)

Net Increase (Decrease) from Capital Share Transactions	731,690	(1,161,670)

Total Increase (Decrease) in Net Assets	158,123	1,755,910
Net Assets
Beginning of Period	8,314,233	6,558,323

End of Period	$8,472,356	$8,314,233

(1) Shares Issued and Redeemed:
Shares Issued	78,945	56,340
Shares Issued in Lieu of Cash Distributions	9,841	13,672
Shares Redeemed	(50,504)	(134,474)

Net Increase (Decrease) from Shares Issued and Redeemed	38,282	(64,462)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$19.74		$13.50	$17.13	$17.68	$19.89	$16.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.62	0.38	0.58	0.54	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		6.17	(3.61)	(0.10)	(2.21)	3.61

Total from Investment Operations	(0.89)		6.79	(3.23)	0.48	(1.67)	4.16

Less Distributions:
Net Investment Income	(0.38)		(0.55)	(0.40)	(0.51)	(0.54)	(0.54)
Net Realized Gains	(0.04)		—	—	(0.52)	—	—
Total Distributions	(0.42)		(0.55)	(0.40)	(1.03)	(0.54)	(0.54)

Net Asset Value, End of Period	$18.43		$19.74	$13.50	$17.13	$17.68	$19.89

Total Return	(4.54	%)(B)	50.55%	(19.08%)	3.13%	(8.59%)	25.99%

Net Assets, End of Period (thousands)	$1,929		$1,753	$835	$1,191	$1,477	$3,508
Ratio of Expenses to Average Net Assets (F)	0.56	%(C)	0.60%	0.65%	0.69%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.76	%(C)	0.80%	0.85%	0.89%	0.88%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.85	%(C)	3.31%	2.56%	3.43%	2.72%	3.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$19.80		$13.54	$17.18	$17.74	$19.94	$16.30

Income from Investment Operations (A)
Net Investment Income (Loss)	0.39		0.62	0.38	0.63	0.60	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		6.23	(3.58)	(0.11)	(2.21)	3.66

Total from Investment Operations	(0.87)		6.85	(3.20)	0.52	(1.61)	4.22

Less Distributions:
Net Investment Income	(0.40)		(0.59)	(0.44)	(0.56)	(0.59)	(0.58)
Net Realized Gains	(0.04)		—	—	(0.52)	—	—

Total Distributions	(0.44)		(0.59)	(0.44)	(1.08)	(0.59)	(0.58)

Net Asset Value, End of Period	$18.49		$19.80	$13.54	$17.18	$17.74	$19.94

Total Return	(4.41	%)(B)	50.90%	(18.87%)	3.37%	(8.32%)	26.36%

Net Assets, End of Period (thousands)	$8,470,427		$8,312,480	$6,557,488	$9,173,478	$9,421,965	$9,837,631
Ratio of Expenses to Average Net Assets (F)	0.31	%(C)	0.36%	0.40%	0.44%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.51	%(C)	0.56%	0.60%	0.64%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	4.07	%(C)	3.36%	2.57%	3.70%	3.01%	3.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

147

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the "Portfolio"), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2022, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.28	%*

*	Effective as of February 28, 2022, the management fee payable by the Portfolio was reduced from 0.30% to 0.25%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2022, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the

149

Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.25%	—	$8,328	—

Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.25%	—	2	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $9 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$142

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E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2020	$226,443	—	—	$226,443
2021	258,456	—	—	258,456

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(2,374)	—	$(2,374)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$109,693	—	$1,006,924	$1,116,617

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of April 30, 2022, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA International Value Portfolio	$349,633

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As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,166,983	$354,395	—	$354,395

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$587	30	$1,954	104
Shares Issued in Lieu of Cash Distributions	38	2	43	2
Shares Redeemed	(315)	(16)	(1,495)	(80)

Net Increase (Decrease) — Class R2 Shares	$310	16	$502	26

Institutional Class Shares
Shares Issued	$1,528,923	78,915	$1,041,251	56,236
Shares Issued in Lieu of Cash Distributions	184,993	9,839	254,677	13,670
Shares Redeemed	(982,536)	(50,488)	(2,458,101)	(134,394)

Net Increase (Decrease) — Institutional Class Shares	$731,380	38,266	$(1,162,173)	(64,488)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

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In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

K. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	6	97%
DFA International Value Portfolio-Institutional Class	4	71%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although

153

management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

154

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including the Portfolio. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$956.20	0.21%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$824.60	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$911.20	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$820.00	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Continental Small Company Series
Actual Fund Return	$1,000.00	$847.00	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$997.70	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Emerging Markets Series
Actual Fund Return	$1,000.00	$906.80	0.15%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$918.50	0.26%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.7%
Consumer Discretionary	11.4%
Consumer Staples	4.6%
Energy	15.7%
Financials	28.6%
Health Care	5.8%
Industrials	10.8%
Information Technology	1.1%
Materials	13.7%
Real Estate	2.4%
Utilities	1.2%

100.0%

The Japanese Small Company Series
Communication Services	2.8%
Consumer Discretionary	14.5%
Consumer Staples	7.8%
Energy	1.0%
Financials	9.1%
Health Care	4.7%
Industrials	29.3%
Information Technology	15.4%
Materials	12.4%
Real Estate	1.4%
Utilities	1.6%

100.0%

The Asia Pacific Small Company Series
Communication Services	5.5%
Consumer Discretionary	17.3%
Consumer Staples	8.7%
Energy	5.2%
Financials	12.5%
Health Care	5.1%
Industrials	11.0%
Information Technology	9.0%
Materials	18.2%
Real Estate	6.8%
Utilities	0.7%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.0%
Consumer Discretionary	16.6%
Consumer Staples	7.8%
Energy	3.7%
Financials	18.2%
Health Care	3.7%
Industrials	25.1%
Information Technology	7.7%
Materials	6.2%
Real Estate	3.8%
Utilities	4.2%

100.0%

The Continental Small Company Series
Communication Services	4.7%
Consumer Discretionary	9.1%
Consumer Staples	4.0%
Energy	3.4%
Financials	15.3%
Health Care	5.9%
Industrials	26.9%
Information Technology	10.5%
Materials	9.2%
Real Estate	5.9%
Utilities	5.1%

100.0%

The Canadian Small Company Series
Communication Services	1.3%
Consumer Discretionary	5.3%
Consumer Staples	4.7%
Energy	25.1%
Financials	9.2%
Health Care	1.6%
Industrials	11.2%
Information Technology	2.4%
Materials	27.6%
Real Estate	3.2%
Utilities	8.4%

100.0%

The Emerging Markets Series
Communication Services	9.4%
Consumer Discretionary	10.2%
Consumer Staples	6.4%
Energy	5.0%
Financials	21.1%
Health Care	3.5%
Industrials	7.2%
Information Technology	19.6%
Materials	12.3%
Real Estate	2.4%
Utilities	2.9%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.6%
Consumer Discretionary	13.0%
Consumer Staples	6.6%
Energy	2.2%
Financials	8.8%
Health Care	7.8%
Industrials	15.4%
Information Technology	16.2%
Materials	14.5%
Real Estate	6.8%
Utilities	5.1%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.5%)
AUSTRALIA — (6.8%)
Australia & New Zealand Banking Group Ltd.	6,888,410	$131,080,846	1.1%
National Australia Bank Ltd.	5,345,044	122,020,269	1.0%
Westpac Banking Corp.	7,869,029	131,727,453	1.1%
Other Securities		463,592,935	3.9%

TOTAL AUSTRALIA		848,421,503	7.1%

AUSTRIA — (0.1%)
Other Securities		11,747,317	0.1%

BELGIUM — (0.6%)
Other Securities		72,051,851	0.6%

CANADA — (11.0%)
Bank of Montreal	1,770	187,671	0.0%
# Bank of Montreal	1,331,345	141,175,824	1.2%
Bank of Nova Scotia	495,702	31,390,151	0.3%
# Bank of Nova Scotia	1,698,160	107,527,491	0.9%
Canadian Imperial Bank of Commerce	723,497	79,983,687	0.7%
Canadian Natural Resources Ltd.	252,950	15,655,668	0.1%
Canadian Natural Resources Ltd.	3,058,625	189,237,129	1.6%
# Fairfax Financial Holdings Ltd.	97,836	53,757,442	0.5%
Nutrien Ltd.	944,511	92,798,186	0.8%
Suncor Energy, Inc.	1,689,809	60,731,735	0.5%
Teck Resources Ltd., Class B	1,439,855	56,816,678	0.5%
Other Securities		539,236,474	4.4%

TOTAL CANADA		1,368,498,136	11.5%

CHINA — (0.0%)
Other Security		5,078,444	0.0%

DENMARK — (1.7%)
Other Securities		208,840,317	1.8%

FINLAND — (0.9%)
Other Securities		110,933,704	0.9%

FRANCE — (9.2%)
BNP Paribas SA	1,819,966	94,367,738	0.8%
Carrefour SA	2,495,917	52,932,324	0.5%
Cie de Saint-Gobain	1,784,858	104,125,332	0.9%
Cie Generale des Etablissements Michelin SCA	630,250	78,062,712	0.7%
Orange SA	5,978,647	71,178,162	0.6%
# Sanofi	682,839	72,172,588	0.6%
# TotalEnergies SE	6,840,726	335,899,931	2.8%
Other Securities		341,674,812	2.8%

TOTAL FRANCE		1,150,413,599	9.7%

GERMANY — (6.7%)
Allianz SE	551,464	124,429,074	1.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
BASF SE	1,264,933	$66,615,131	0.6%
Bayer AG	880,173	57,977,911	0.5%
Bayerische Motoren Werke AG	1,003,964	81,989,489	0.7%
Mercedes-Benz Group AG	2,568,275	179,268,593	1.5%
Other Securities		320,970,870	2.7%

TOTAL GERMANY		831,251,068	7.0%

HONG KONG — (2.1%)
CK Hutchison Holdings Ltd.	7,657,984	53,743,172	0.5%
Other Securities		209,561,277	1.7%

TOTAL HONG KONG		263,304,449	2.2%

IRELAND — (0.3%)
Other Securities		37,874,285	0.3%

ISRAEL — (0.4%)
Other Securities		49,425,337	0.4%

ITALY — (1.7%)
Other Securities		216,926,261	1.8%

JAPAN — (18.2%)
Honda Motor Co. Ltd.	3,522,000	92,641,105	0.8%
Mitsubishi Corp.	1,817,600	61,026,864	0.5%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	59,260,072	0.5%
SoftBank Group Corp.	1,790,880	73,659,314	0.6%
Takeda Pharmaceutical Co. Ltd.	2,595,871	75,323,149	0.6%
Toyota Motor Corp.	12,538,150	214,824,973	1.8%
Other Securities		1,689,378,556	14.2%

TOTAL JAPAN		2,266,114,033	19.0%

NETHERLANDS — (3.2%)
Koninklijke Ahold Delhaize NV	4,054,901	119,603,221	1.0%
Other Securities		284,332,873	2.4%

TOTAL NETHERLANDS.		403,936,094	3.4%

NEW ZEALAND — (0.2%)
Other Securities		27,339,899	0.2%

NORWAY — (1.0%)
Other Securities		128,268,016	1.1%

PORTUGAL — (0.1%)
Other Securities		10,103,211	0.1%

SINGAPORE — (0.9%)
Other Securities		107,479,477	0.9%

SPAIN — (1.7%)
# Banco Santander SA	42,993,563	125,642,164	1.1%
Other Securities		82,785,519	0.7%

TOTAL SPAIN		208,427,683	1.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$307,180,305	2.6%

SWITZERLAND — (8.4%)
Cie Financiere Richemont SA, Class A	672,104	78,092,224	0.7%
Novartis AG	1,706,093	150,766,145	1.3%
Novartis AG, Sponsored ADR	1,587,470	139,744,984	1.2%
UBS Group AG	6,030,163	102,371,853	0.9%
#* UBS Group AG	1,233,581	20,773,504	0.2%
Zurich Insurance Group AG	344,357	156,775,244	1.3%
Other Securities		400,894,249	3.2%

TOTAL SWITZERLAND		1,049,418,203	8.8%

UNITED KINGDOM — (14.8%)
Anglo American PLC	1,391,761	61,642,448	0.5%
Aviva PLC	13,916,649	74,664,574	0.6%
# Barclays PLC, Sponsored ADR	7,035,082	52,411,361	0.4%
BP PLC	7,690,578	37,128,522	0.3%
BP PLC, Sponsored ADR	6,418,588	184,341,847	1.6%
British American Tobacco PLC	3,024,009	126,743,322	1.1%
# British American Tobacco PLC, Sponsored ADR	838,885	35,048,615	0.3%
Glencore PLC	23,897,614	147,249,074	1.2%
HSBC Holdings PLC	13,535,003	84,581,974	0.7%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	72,073,783	0.6%
Lloyds Banking Group PLC	164,752,825	93,573,456	0.8%
Shell PLC	283,225	7,603,428	0.1%
Shell PLC, Sponsored ADR	8,977,105	479,646,720	4.0%
Vodafone Group PLC	58,351,986	88,342,512	0.7%
# Vodafone Group PLC, Sponsored ADR	4,011,201	60,930,147	0.5%
Other Securities		246,587,943	2.1%

TOTAL UNITED KINGDOM		1,852,569,726	15.5%

TOTAL COMMON STOCKS		11,535,602,918	96.8%

PREFERRED STOCKS — (1.1%)
GERMANY — (1.1%)
Volkswagen AG	601,156	93,098,874	0.8%
Other Securities		42,522,307	0.3%

TOTAL GERMANY		135,621,181	1.1%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		302,591	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,761,379,330)		11,671,526,690

		Value†
SECURITIES LENDING COLLATERAL — (6.4%)
@§ The DFA Short Term Investment Fund	69,494,868	803,847,136	6.8%

TOTAL INVESTMENTS — (100.0%) (Cost $11,565,239,840)		$12,475,373,826	104.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	656	06/17/22	$144,157,549	$135,382,000	$(8,775,549)

Total Futures Contracts			$144,157,549	$135,382,000	$(8,775,549)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$848,421,503	—	$848,421,503
Austria	—	11,747,317	—	11,747,317
Belgium	—	72,051,851	—	72,051,851
Canada	$1,368,498,136	—	—	1,368,498,136
China	—	5,078,444	—	5,078,444
Denmark	—	208,840,317	—	208,840,317
Finland	—	110,933,704	—	110,933,704
France	—	1,150,413,599	—	1,150,413,599
Germany	14,652,317	816,598,751	—	831,251,068
Hong Kong	—	263,304,449	—	263,304,449
Ireland	20,934,891	16,939,394	—	37,874,285
Israel	7,604,683	41,820,654	—	49,425,337
Italy	4,847,419	212,078,842	—	216,926,261
Japan	16,510,386	2,249,603,647	—	2,266,114,033
Netherlands	24,909,033	379,027,061	—	403,936,094
New Zealand	—	27,339,899	—	27,339,899
Norway	—	128,268,016	—	128,268,016
Portugal	—	10,103,211	—	10,103,211
Singapore	3,986,028	103,493,449	—	107,479,477
Spain	5,053,721	203,373,962	—	208,427,683
Sweden	—	307,180,305	—	307,180,305
Switzerland	173,029,123	876,389,080	—	1,049,418,203
United Kingdom	905,791,569	946,778,157	—	1,852,569,726
Preferred Stocks
Germany	—	135,621,181	—	135,621,181
Rights/Warrants
Canada	—	302,591	—	302,591
Securities Lending Collateral	—	803,847,136	—	803,847,136
Futures Contracts**	(8,775,549)	—	—	(8,775,549)

TOTAL	$2,537,041,757	$9,929,556,520	—	$12,466,598,277

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$76,576,692	2.8%

CONSUMER DISCRETIONARY — (14.2%)
Resorttrust, Inc.	523,464	8,806,514	0.3%
Sankyo Co. Ltd.	246,900	7,104,545	0.3%
Takashimaya Co. Ltd.	914,300	8,339,552	0.3%
Other Securities		365,453,295	13.4%

TOTAL CONSUMER DISCRETIONARY		389,703,906	14.3%

CONSUMER STAPLES — (7.6%)
# Ain Holdings, Inc.	147,300	6,607,099	0.3%
Milbon Co. Ltd.	159,852	6,693,147	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	8,361,278	0.3%
Sapporo Holdings Ltd.	392,620	8,172,025	0.3%
Other Securities		179,122,222	6.4%

TOTAL CONSUMER STAPLES		208,955,771	7.6%

ENERGY — (1.0%)
Cosmo Energy Holdings Co. Ltd.	335,800	8,342,741	0.3%
Other Securities		20,134,578	0.7%

TOTAL ENERGY		28,477,319	1.0%

FINANCIALS — (8.9%)
# Credit Saison Co. Ltd.	735,700	8,286,519	0.3%
# Hirogin Holdings, Inc.	1,534,800	7,562,207	0.3%
JAFCO Group Co. Ltd.	592,800	7,146,889	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	6,786,365	0.3%
Other Securities		215,179,163	7.8%

TOTAL FINANCIALS		244,961,143	9.0%

HEALTH CARE — (4.6%)
H.U. Group Holdings, Inc.	352,600	7,856,798	0.3%
Other Securities		117,982,207	4.3%

TOTAL HEALTH CARE		125,839,005	4.6%

INDUSTRIALS — (28.7%)
Daiseki Co. Ltd.	291,355	10,478,926	0.4%
DMG Mori Co. Ltd.	728,000	9,136,670	0.3%
Fujikura Ltd.	1,693,000	8,008,730	0.3%
Furukawa Electric Co. Ltd.	424,300	6,890,241	0.3%
# GS Yuasa Corp.	393,683	6,826,602	0.3%
Hazama Ando Corp.	1,168,600	8,119,262	0.3%
Meitec Corp.	162,400	8,620,177	0.3%
Mirait Holdings Corp.	595,335	8,342,800	0.3%
Nagase & Co. Ltd.	578,600	8,291,354	0.3%
Nichias Corp.	384,200	6,900,015	0.3%
Nishimatsu Construction Co. Ltd.	313,800	9,238,694	0.3%
# Nisshinbo Holdings, Inc.	938,880	7,024,754	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Outsourcing, Inc.	715,000	$7,091,016	0.3%
Penta-Ocean Construction Co. Ltd.	1,669,600	8,169,327	0.3%
Ushio, Inc.	622,400	8,069,778	0.3%
Other Securities		667,547,765	24.3%

TOTAL INDUSTRIALS		788,756,111	28.9%

INFORMATION TECHNOLOGY — (15.0%)
Alps Alpine Co. Ltd.	1,039,300	9,200,526	0.3%
# Anritsu Corp.	675,200	8,490,310	0.3%
Citizen Watch Co. Ltd.	1,771,000	6,683,942	0.3%
Daiwabo Holdings Co. Ltd.	582,700	7,539,992	0.3%
Dexerials Corp.	368,800	8,086,805	0.3%
Japan Material Co. Ltd.	434,600	6,566,033	0.3%
Macnica Fuji Electronics Holdings, Inc.	338,550	7,019,116	0.3%
Maruwa Co. Ltd.	58,500	6,820,864	0.3%
Nippon Electric Glass Co. Ltd.	412,436	8,302,514	0.3%
NSD Co. Ltd.	493,860	8,766,683	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	8,555,495	0.3%
Topcon Corp.	684,300	8,758,475	0.3%
Wacom Co. Ltd.	990,000	7,157,879	0.3%
Other Securities		311,924,512	11.2%

TOTAL INFORMATION TECHNOLOGY		413,873,146	15.1%

MATERIALS — (12.1%)
ADEKA Corp.	508,800	9,757,863	0.4%
# Asahi Holdings, Inc.	464,800	7,377,983	0.3%
# Daicel Corp.	1,159,700	7,089,234	0.3%
# Kobe Steel Ltd.	1,598,885	6,931,715	0.3%
Kureha Corp.	103,950	7,809,820	0.3%
Mitsui Mining & Smelting Co. Ltd.	372,700	9,423,959	0.4%
UBE Corp	449,400	6,967,857	0.3%
Yamato Kogyo Co. Ltd.	261,300	8,432,992	0.3%
Other Securities		270,802,423	9.6%

TOTAL MATERIALS		334,593,846	12.2%

REAL ESTATE — (1.4%)
Other Securities		38,176,270	1.4%

UTILITIES — (1.6%)
Nippon Gas Co. Ltd.	684,000	9,706,198	0.4%
Other Securities		33,636,453	1.2%

TOTAL UTILITIES		43,342,651	1.6%

TOTAL COMMON STOCKS (Cost $2,848,640,142)		2,693,255,860	98.5%

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	5,113,148	59,143,777	2.2%

TOTAL INVESTMENTS — (100.0%) (Cost $2,907,781,909)		$2,752,399,637	100.7%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$76,576,692	—	$76,576,692
Consumer Discretionary	—	389,703,906	—	389,703,906
Consumer Staples	—	208,955,771	—	208,955,771
Energy	—	28,477,319	—	28,477,319
Financials	$3,391,495	241,569,648	—	244,961,143
Health Care	—	125,839,005	—	125,839,005
Industrials	—	788,756,111	—	788,756,111
Information Technology	—	413,873,146	—	413,873,146
Materials	—	334,593,846	—	334,593,846
Real Estate	—	38,176,270	—	38,176,270
Utilities	—	43,342,651	—	43,342,651
Securities Lending Collateral	—	59,143,777	—	59,143,777

TOTAL	$3,391,495	$2,749,008,142	—	$2,752,399,637

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.1%)
*	AMP Ltd.	19,595,083	$15,831,359	1.0%
#	Ansell Ltd.	532,511	10,199,296	0.6%
	ARB Corp. Ltd.	521,026	14,441,507	0.9%
	AUB Group Ltd.	600,321	9,719,664	0.6%
	Bapcor Ltd.	2,189,248	10,377,622	0.6%
#	Beach Energy Ltd.	11,412,031	13,011,046	0.8%
#	Breville Group Ltd.	652,020	10,805,621	0.7%
	Brickworks Ltd.	486,532	8,081,060	0.5%
	Challenger Ltd.	2,057,729	10,411,183	0.7%
#	Champion Iron Ltd.	1,573,976	7,978,815	0.5%
*	Corporate Travel Management Ltd.	678,798	12,247,274	0.8%
#	Credit Corp. Group Ltd.	442,571	8,462,623	0.5%
	CSR Ltd.	3,109,441	13,316,440	0.8%
	Deterra Royalties Ltd.	2,795,041	9,468,720	0.6%
	Downer EDI Ltd.	3,840,565	14,859,162	0.9%
	Elders Ltd.	1,009,369	10,147,308	0.6%
#*	Flight Centre Travel Group Ltd.	742,646	11,597,764	0.7%
	GrainCorp Ltd., Class A	1,547,172	11,180,429	0.7%
	GUD Holdings Ltd.	1,102,137	9,899,822	0.6%
	Healius Ltd.	3,973,423	12,502,907	0.8%
	Iluka Resources Ltd.	2,047,759	16,039,888	1.0%
	Insignia Financial Ltd.	3,939,870	9,470,814	0.6%
#	InvoCare Ltd.	945,502	8,112,223	0.5%
	IRESS Ltd.	1,238,548	9,527,574	0.6%
	Link Administration Holdings Ltd.	2,206,818	7,813,444	0.5%
	Metcash Ltd.	6,250,669	20,983,314	1.3%
	nib holdings Ltd.	2,951,426	14,696,382	0.9%
	Nufarm Ltd.	1,868,539	8,405,996	0.5%
	Orora Ltd.	5,931,076	16,620,849	1.0%
*	Paladin Energy Ltd.	14,954,350	8,229,749	0.5%
#	Perpetual Ltd.	376,124	8,646,990	0.5%
	Perseus Mining Ltd.	8,114,950	11,292,171	0.7%
	Reliance Worldwide Corp. Ltd.	3,624,075	9,945,168	0.6%
	Sandfire Resources Ltd.	2,964,241	11,748,649	0.7%
	Sims Ltd.	1,144,275	16,544,951	1.0%
*	Star Entertainment Grp Ltd.	5,123,970	11,317,208	0.7%
	Super Retail Group Ltd.	1,085,264	8,029,960	0.5%
	Technology One Ltd.	1,701,660	12,279,588	0.8%
*	Uniti Group Ltd.	3,117,288	10,764,646	0.7%
Ω	Viva Energy Group Ltd.	5,149,577	10,103,475	0.6%
#*	Webjet Ltd.	2,181,629	9,051,958	0.6%
	Whitehaven Coal Ltd.	5,290,865	18,169,068	1.1%
	Other Securities		561,636,082	34.6%

TOTAL AUSTRALIA			1,043,969,769	64.4%

CHINA — (0.6%)
	Other Securities		10,059,525	0.6%

HONG KONG — (20.1%)
	ASM Pacific Technology Ltd.	1,444,600	14,558,364	0.9%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Kerry Logistics Network Ltd.	4,063,500	$9,344,595	0.6%
Luk Fook Holdings International Ltd.	3,577,000	8,187,430	0.5%
Pacific Basin Shipping Ltd.	32,170,000	14,759,938	0.9%
PCCW Ltd.	15,297,545	8,667,017	0.5%
VTech Holdings Ltd.	1,345,100	9,515,101	0.6%
Other Securities		261,266,280	16.2%

TOTAL HONG KONG		326,298,725	20.2%

NEW ZEALAND — (4.4%)
Chorus Ltd.	2,555,962	12,126,093	0.7%
SKYCITY Entertainment Group Ltd.	4,337,866	8,103,778	0.5%
Other Securities		51,429,018	3.2%

TOTAL NEW ZEALAND		71,658,889	4.4%

SINGAPORE — (9.4%)
Other Securities		152,871,726	9.5%

UNITED STATES — (0.0%)
Other Security		6,842	0.0%

TOTAL COMMON STOCKS		1,604,865,476	99.1%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		77,559	0.0%

RIGHTS/WARRANTS — (0.0%)
NEW ZEALAND — (0.0%)
Other Security		17,204	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,635,618,883)		1,604,960,239

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	2,024,502	23,417,415	1.4%

TOTAL INVESTMENTS — (100.0%) (Cost $1,659,035,173)		$1,628,377,654	100.5%

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$281,761	$1,043,683,416	$4,592	$1,043,969,769
China	—	10,059,525	—	10,059,525
Hong Kong	—	325,470,341	828,384	326,298,725
New Zealand	—	71,658,889	—	71,658,889
Singapore	—	152,420,010	451,716	152,871,726

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United States	—	$6,842	—		$6,842
Preferred Stocks
Australia	—	77,559	—		77,559
Rights/Warrants
New Zealand	—	17,204	—		17,204
Securities Lending Collateral	—	23,417,415	—		23,417,415

TOTAL	$281,761	$1,626,811,201	$1,284,692	^	$1,628,377,654

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.9%)
	COMMUNICATION SERVICES — (3.0%)
	Other Securities		$44,141,910	3.0%

	CONSUMER DISCRETIONARY — (16.4%)
	Domino’s Pizza Group PLC	3,143,313	13,718,241	0.9%
*	Frasers Group PLC	1,494,358	12,692,127	0.9%
	Games Workshop Group PLC	164,324	15,186,474	1.0%
	Greggs PLC	607,084	17,712,235	1.2%
	Inchcape PLC	2,415,336	21,611,614	1.5%
	Pets at Home Group PLC	3,055,257	11,859,296	0.8%
*	Playtech PLC	1,947,421	12,730,072	0.9%
	Redrow PLC	1,595,285	10,457,568	0.7%
	Vistry Group PLC	1,061,012	11,069,620	0.7%
	Other Securities		116,444,923	7.8%

	TOTAL CONSUMER DISCRETIONARY		243,482,170	16.4%

	CONSUMER STAPLES — (7.8%)
	Britvic PLC	1,634,172	17,511,912	1.2%
	Cranswick PLC	365,843	14,547,499	1.0%
	Fevertree Drinks PLC	622,976	14,125,820	1.0%
	Tate & Lyle PLC	2,254,655	21,914,350	1.5%
	Other Securities		47,303,409	3.1%

	TOTAL CONSUMER STAPLES		115,402,990	7.8%

	ENERGY — (3.6%)
#*	Capricorn Energy PLC	4,040,365	10,391,979	0.7%
	Other Securities		43,984,643	3.0%

	TOTAL ENERGY		54,376,622	3.7%

	FINANCIALS — (18.0%)
	Beazley PLC	3,358,915	18,093,125	1.2%
	Brewin Dolphin Holdings PLC	2,167,134	13,879,789	0.9%
	Close Brothers Group PLC	900,632	12,488,085	0.8%
	Hiscox Ltd.	1,601,914	19,021,568	1.3%
	IG Group Holdings PLC	1,561,319	15,956,794	1.1%
	Man Group PLC	8,949,619	26,083,909	1.8%
	OSB Group PLC	1,651,759	11,530,003	0.8%
	Paragon Banking Group PLC	1,934,045	11,960,621	0.8%
Ω	Quilter PLC	9,454,164	15,573,692	1.1%
	Virgin Money UK PLC	5,891,742	12,782,685	0.9%
	Other Securities		110,271,533	7.3%

	TOTAL FINANCIALS		267,641,804	18.0%

	HEALTH CARE — (3.7%)
*	Indivior PLC	3,707,178	14,519,206	1.0%
*	Mediclinic International PLC	2,400,508	11,128,606	0.8%
	Other Securities		29,404,612	1.9%

	TOTAL HEALTH CARE		55,052,424	3.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.8%)
* Babcock International Group PLC	2,841,630	$10,849,216	0.7%
Balfour Beatty PLC	3,597,022	10,897,937	0.7%
Diploma PLC	528,961	18,142,721	1.2%
Grafton Group PLC	1,508,314	18,267,582	1.2%
Hays PLC	9,077,084	13,941,004	0.9%
* JET2 PLC	714,783	10,976,912	0.7%
* Meggitt PLC	2,411,365	23,377,981	1.6%
Pagegroup PLC	1,975,881	12,090,172	0.8%
QinetiQ Group PLC	3,269,929	13,873,054	0.9%
Rotork PLC	4,874,552	17,784,931	1.2%
Travis Perkins PLC	1,164,039	17,754,417	1.2%
Ultra Electronics Holdings PLC	566,936	23,090,245	1.6%
Other Securities		177,806,486	12.2%

TOTAL INDUSTRIALS		368,852,658	24.9%

INFORMATION TECHNOLOGY — (7.6%)
Computacenter PLC	502,122	16,871,130	1.1%
Oxford Instruments PLC	385,212	11,168,500	0.8%
Softcat PLC	629,767	11,122,498	0.7%
Spectris PLC	351,072	12,840,073	0.9%
Spirent Communications PLC	4,065,908	11,756,096	0.8%
Other Securities		49,221,074	3.3%

TOTAL INFORMATION TECHNOLOGY		112,979,371	7.6%

MATERIALS — (6.2%)
Marshalls PLC	1,374,930	10,521,735	0.7%
Victrex PLC	546,789	12,468,602	0.8%
Other Securities		68,645,499	4.7%

TOTAL MATERIALS		91,635,836	6.2%

REAL ESTATE — (3.7%)
Grainger PLC	4,204,662	15,640,374	1.1%
* IWG PLC	4,129,531	12,536,974	0.9%
Savills PLC	968,045	13,022,726	0.9%
Other Securities		14,652,611	0.9%

TOTAL REAL ESTATE.		55,852,685	3.8%

UTILITIES — (4.1%)
* Centrica PLC	19,338,945	19,160,817	1.3%
Drax Group PLC	2,508,511	25,350,257	1.7%
Other Securities		16,594,578	1.1%
TOTAL UTILITIES		61,105,652	4.1%

TOTAL COMMON STOCKS (Cost $1,394,633,494)		1,470,524,122	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	1,404,044	16,240,579	1.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,410,873,039)		$1,486,764,701	100.3%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$33,855	$44,108,055	—	$44,141,910
Consumer Discretionary	—	243,482,170	—	243,482,170
Consumer Staples	—	115,402,990	—	115,402,990
Energy	—	54,376,622	—	54,376,622
Financials	—	267,641,804	—	267,641,804
Health Care	—	55,052,424	—	55,052,424
Industrials	—	368,852,658	—	368,852,658
Information Technology.	—	112,979,371	—	112,979,371
Materials	—	91,635,836	—	91,635,836
Real Estate	—	55,852,685	—	55,852,685
Utilities	—	61,105,652	—	61,105,652
Securities Lending Collateral	—	16,240,579	—	16,240,579

TOTAL	$33,855	$1,486,730,846	—	$1,486,764,701

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.8%)
AUSTRIA — (2.8%)
Other Securities		$160,506,334	3.0%

BELGIUM — (4.5%)
Ackermans & van Haaren NV	173,765	30,978,157	0.6%
D’ieteren Group	191,163	30,684,081	0.6%
Elia Group SA	131,492	20,930,676	0.4%
Other Securities		173,415,498	3.2%

TOTAL BELGIUM		256,008,412	4.8%
DENMARK — (5.4%)
* ALK-Abello AS	900,060	19,633,670	0.4%
* Jyske Bank AS	449,441	24,851,445	0.5%
Ringkjoebing Landbobank AS	196,955	24,152,179	0.5%
Royal Unibrew AS	306,442	26,412,582	0.5%
Topdanmark AS	428,065	24,021,262	0.5%
Other Securities.		189,780,693	3.4%

TOTAL DENMARK		308,851,831	5.8%

FINLAND — (5.0%)
# Huhtamaki Oyj	641,769	24,259,030	0.5%
Orion Oyj, Class B	656,528	25,750,679	0.5%
Valmet Oyj	1,121,391	30,031,725	0.6%
Other Securities.		204,188,767	3.7%

TOTAL FINLAND		284,230,201	5.3%

FRANCE — (10.3%)
* Rexel SA	1,917,473	39,278,782	0.7%
* SOITEC	135,169	24,213,267	0.5%
Sopra Steria Group SACA	119,777	21,227,881	0.4%
SPIE SA	880,496	20,723,375	0.4%
Other Securities		481,889,600	8.9%

TOTAL FRANCE		587,332,905	10.9%

GERMANY — (14.7%)
Aurubis AG	293,633	33,368,273	0.6%
Freenet AG	1,033,574	28,597,160	0.5%
GEA Group AG	727,334	28,312,527	0.5%
Hugo Boss AG	437,223	24,520,732	0.5%
* K+S AG.	1,430,163	48,036,292	0.9%
Lanxess AG	588,462	22,747,624	0.4%
Rheinmetall AG.	273,843	61,730,803	1.2%
TAG Immobilien AG	1,009,676	20,178,819	0.4%
Other Securities		572,291,461	10.6%

TOTAL GERMANY		839,783,691	15.6%

IRELAND — (1.1%)
* Bank of Ireland Group PLC	6,339,548	38,422,137	0.7%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (Continued)
	Other Securities		$25,387,080	0.5%

	TOTAL IRELAND		63,809,217	1.2%

	ISRAEL — (4.2%)
	Other Securities		237,965,553	4.4%

	ITALY — (8.1%)
	A2A SpA	11,363,154	19,414,600	0.4%
#	Banco BPM SpA	10,236,702	32,252,741	0.6%
	Hera SpA	5,756,195	21,468,258	0.4%
	Italgas SpA	3,601,793	23,320,427	0.4%
*	Leonardo SpA	2,772,782	28,535,775	0.5%
	Reply SpA	149,207	21,965,824	0.4%
	Other Securities.		315,804,560	5.9%

	TOTAL ITALY		462,762,185	8.6%

	NETHERLANDS — (6.1%)
	Aalberts NV	694,377	33,741,363	0.6%
	Arcadis NV	537,224	22,414,987	0.4%
	ASR Nederland NV	898,464	40,834,000	0.8%
#	BE Semiconductor Industries NV	405,420	24,713,849	0.5%
*	OCI NV	554,235	21,001,359	0.4%
Ω	Signify NV	711,679	30,109,420	0.6%
	Other Securities		174,246,583	3.2%

	TOTAL NETHERLANDS		347,061,561	6.5%

	NORWAY — (2.2%)
	Other Securities		126,988,719	2.4%

	PORTUGAL — (0.9%)
	Other Securities		47,662,334	0.9%

	SPAIN — (5.5%)
	Banco de Sabadell SA	37,317,194	28,960,910	0.5%
	Bankinter SA	4,375,395	25,748,650	0.5%
#	Enagas SA	1,384,738	29,941,750	0.6%
	Other Securities		229,941,169	4.3%

	TOTAL SPAIN		314,592,479	5.9%

	SWEDEN — (6.9%)
	Other Securities		394,523,316	7.3%

	SWITZERLAND — (15.1%)
	Allreal Holding AG	124,196	23,426,216	0.4%
	Belimo Holding AG	65,844	32,541,506	0.6%
	BKW AG	163,517	19,905,116	0.4%
	Bucher Industries AG	54,706	19,723,414	0.4%
	DKSH Holding AG	247,560	21,256,721	0.4%
*	Flughafen Zurich AG	146,313	24,741,333	0.5%
	Georg Fischer AG	635,020	34,462,594	0.6%
	Helvetia Holding AG	266,540	34,252,165	0.6%
	PSP Swiss Property AG.	334,181	42,117,473	0.8%
	Siegfried Holding AG	32,823	23,794,685	0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (Continued)
Ω	VAT Group AG	119,590	$36,990,557	0.7%
	Other Securities		544,564,479	10.2%

	TOTAL SWITZERLAND		857,776,259	16.0%

	UNITED STATES — (0.0%)
	Other Security		1,157,878	0.0%

	TOTAL COMMON STOCKS		5,291,012,875	98.6%

	PREFERRED STOCKS — (0.7%)
	GERMANY — (0.7%)
	Other Securities		37,433,649	0.7%

	RIGHTS/WARRANTS — (0.0%)
	SWITZERLAND — (0.0%)
	Other Security		200,170	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $ 4,490,025,568)		5,328,646,694

			Value†
	SECURITIES LENDING COLLATERAL — (6.5%)
	@§ The DFA Short Term Investment Fund	32,212,774	372,605,162	6.9%

	TOTAL INVESTMENTS — (100.0%) (Cost $ 4,862,604,541)		$5,701,251,856	106.2%

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$160,506,334	—	$160,506,334
Belgium	$525,583	255,482,829	—	256,008,412
Denmark	—	308,851,831	—	308,851,831
Finland	—	284,230,201	—	284,230,201
France	—	587,295,617	$37,288	587,332,905
Germany	—	839,783,691	—	839,783,691
Ireland	—	63,809,217	—	63,809,217
Israel	634,096	237,331,457	—	237,965,553
Italy	—	462,762,185	—	462,762,185
Netherlands	—	347,061,561	—	347,061,561
Norway	235,678	126,753,041	—	126,988,719
Portugal	—	47,662,334	—	47,662,334
Spain	46,995	314,545,484	—	314,592,479
Sweden	1,046,764	393,476,552	—	394,523,316
Switzerland	—	857,776,259	—	857,776,259
United States	1,157,878	—	—	1,157,878

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Preferred Stocks
Germany	—	$37,433,649	—		$37,433,649
Rights/Warrants
Switzerland	—	200,170	—		200,170
Securities Lending Collateral	—	372,605,162	—		372,605,162

TOTAL	$3,646,994	$5,697,567,574	$37,288	^	$5,701,251,856

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (84.2%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$17,525,488	1.3%

CONSUMER DISCRETIONARY — (4.5%)
*	Aritzia, Inc.	446,040	15,884,739	1.2%
	Linamar Corp.	255,634	10,124,670	0.8%
	Other Securities		45,182,739	3.3%

TOTAL CONSUMER DISCRETIONARY			71,192,148	5.3%

CONSUMER STAPLES — (4.0%)
#	Maple Leaf Foods, Inc.	437,346	9,631,042	0.7%
#	Premium Brands Holdings Corp.	189,209	15,447,196	1.2%
	Primo Water Corp.	799,922	11,700,101	0.9%
	Other Securities		26,477,346	1.9%

TOTAL CONSUMER STAPLES			63,255,685	4.7%

ENERGY — (21.1%)
*	Advantage Energy Ltd.	1,194,867	9,980,090	0.8%
#	Birchcliff Energy Ltd.	1,610,417	11,783,692	0.9%
#	Crescent Point Energy Corp.	2,943,000	20,388,978	1.5%
	Crescent Point Energy Corp.	346,792	2,399,801	0.2%
#	Enerplus Corp.	1,294,755	15,863,810	1.2%
	Enerplus Corp.	28,353	347,041	0.0%
#	Gibson Energy, Inc.	899,205	17,121,048	1.3%
*	MEG Energy Corp.	2,167,763	32,567,490	2.4%
*	NuVista Energy Ltd.	1,111,528	9,483,008	0.7%
	Paramount Resources Ltd., Class A	402,921	9,741,745	0.7%
	Parex Resources, Inc.	774,607	15,098,400	1.1%
#	Parkland Corp.	766,945	21,784,784	1.6%
#	Peyto Exploration & Development Corp.	965,837	9,841,440	0.7%
#	PrairieSky Royalty Ltd.	1,124,067	15,426,226	1.2%
	Vermilion Energy, Inc.	716,524	13,960,686	1.0%
	Vermilion Energy, Inc.	233,451	4,547,625	0.3%
#	Whitecap Resources, Inc.	3,102,755	25,432,618	1.9%
	Other Securities		100,083,162	7.5%

TOTAL ENERGY			335,851,644	25.0%

FINANCIALS — (7.8%)
#	Canadian Western Bank	498,863	12,585,646	0.9%
	CI Financial Corp.	1,010,158	13,171,017	1.0%
#	ECN Capital Corp.	2,458,149	11,136,440	0.8%
#	Element Fleet Management Corp.	2,115,548	18,888,674	1.4%
#	Laurentian Bank of Canada	370,975	11,282,445	0.8%
	Other Securities		56,307,475	4.3%

TOTAL FINANCIALS			123,371,697	9.2%

HEALTH CARE — (1.3%)
	Other Securities		21,113,306	1.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (9.4%)
*	ATS Automation Tooling Systems, Inc.	416,536	$12,155,789	0.9%
#*	Bombardier, Inc., Class B	10,608,723	10,405,162	0.8%
#	Finning International, Inc.	759,413	21,363,940	1.6%
#	Richelieu Hardware Ltd.	316,493	8,984,937	0.7%
#	Russel Metals, Inc.	345,023	9,195,958	0.7%
#	SNC-Lavalin Group, Inc.	796,610	17,716,224	1.3%
	Other Securities		69,384,493	5.1%

TOTAL INDUSTRIALS			149,206,503	11.1%

INFORMATION TECHNOLOGY — (2.0%)
*	Kinaxis, Inc.	88,481	9,791,351	0.7%
	Other Securities		21,923,929	1.7%

TOTAL INFORMATION TECHNOLOGY			31,715,280	2.4%

MATERIALS — (23.2%)
	Alamos Gold, Inc., Class A	2,183,640	16,963,937	1.3%
	Alamos Gold, Inc., Class A	23,683	183,780	0.0%
	B2Gold Corp.	284,530	1,207,090	0.1%
	B2Gold Corp.	3,133,958	13,319,322	1.0%
#*	Capstone Copper Corp.	2,248,283	10,238,163	0.8%
	Centerra Gold, Inc.	1,153,585	10,676,938	0.8%
#	First Majestic Silver Corp.	662,041	6,838,662	0.5%
#	First Majestic Silver Corp.	540,581	5,567,984	0.4%
#	Interfor Corp.	350,741	9,998,159	0.7%
	Intertape Polymer Group, Inc.	300,915	9,310,996	0.7%
#	Methanex Corp.	214,217	10,737,113	0.8%
#	Methanex Corp.	126,782	6,359,385	0.5%
*	OceanaGold Corp.	3,780,713	9,417,570	0.7%
	SSR Mining, Inc.	847,686	18,647,570	1.4%
	SSR Mining, Inc.	197,205	4,340,482	0.3%
	Stella-Jones, Inc.	312,231	8,628,187	0.6%
*	Turquoise Hill Resources Ltd.	237,010	6,456,152	0.5%
#*	Turquoise Hill Resources Ltd.	302,769	8,260,668	0.6%
#	Yamana Gold, Inc.	3,971,672	21,919,709	1.6%
#	Yamana Gold, Inc.	588,814	3,244,365	0.2%
	Other Securities		186,756,539	14.0%

TOTAL MATERIALS			369,072,771	27.5%

REAL ESTATE — (2.7%)
#	Altus Group Ltd.	244,093	9,141,256	0.7%
#	Tricon Residential, Inc.	1,181,106	17,091,628	1.3%
	Other Securities		16,758,905	1.2%

TOTAL REAL ESTATE			42,991,789	3.2%

UTILITIES — (7.1%)
	Atco Ltd., Class I	394,442	14,053,330	1.1%
#	Boralex, Inc., Class A	450,304	13,498,780	1.0%
#	Brookfield Infrastructure Corp., Class A	214,895	15,247,483	1.1%
	Capital Power Corp.	724,520	23,811,337	1.8%
#	Innergex Renewable Energy, Inc.	735,133	9,842,592	0.7%
	TransAlta Corp.	1,758,255	18,860,198	1.4%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities		$17,239,700	1.3%

TOTAL UTILITIES		112,553,420	8.4%

TOTAL COMMON STOCKS		1,337,849,731	99.7%

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Security		30,898	0.0%

TOTAL RIGHTS/WARRANTS		30,898	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,062,996,162)		1,337,880,629

		Value†
SECURITIES LENDING COLLATERAL — (15.8%)
@§ The DFA Short Term Investment Fund	21,743,347	251,505,294	18.8%

TOTAL INVESTMENTS — (100.0%) (Cost $1,314,498,672)		$1,589,385,923	118.5%

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$17,525,488	—	—	$17,525,488
Consumer Discretionary	71,192,148	—	—	71,192,148
Consumer Staples	63,255,685	—	—	63,255,685
Energy	335,851,644	—	—	335,851,644
Financials	123,371,697	—	—	123,371,697
Health Care	20,512,192	$601,114	—	21,113,306
Industrials	149,206,503	—	—	149,206,503
Information Technology	31,715,280	—	—	31,715,280
Materials	369,072,771	—	—	369,072,771
Real Estate	42,991,789	—	—	42,991,789
Utilities	112,553,420	—	—	112,553,420
Rights/Warrants
Energy	—	30,898	—	30,898
Securities Lending Collateral	—	251,505,294	—	251,505,294

TOTAL	$1,337,248,617	$252,137,306	—	$1,589,385,923

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.8%)
	BRAZIL — (4.0%)
	Petroleo Brasileiro SA	2,733,556	$18,489,287	0.4%
	Petroleo Brasileiro SA, Sponsored ADR	1,074,998	13,190,226	0.3%
	Vale SA	2,635,313	44,396,724	0.9%
	Other Securities		126,817,759	2.4%

	TOTAL BRAZIL		202,893,996	4.0%

	CHILE — (0.5%)
	Other Securities		25,679,318	0.5%

	CHINA — (26.6%)
*	Alibaba Group Holding Ltd.	714,100	8,710,362	0.2%
*	Alibaba Group Holding Ltd., Sponsored ADR	854,378	82,951,560	1.7%
	Bank of China Ltd., Class H	43,912,181	17,230,369	0.4%
	China Construction Bank Corp., Class H	57,039,590	40,634,947	0.8%
	China Merchants Bank Co. Ltd., Class H	2,789,554	16,813,324	0.4%
	China National Building Material Co. Ltd., Class H	10,930,000	14,545,771	0.3%
	China Overseas Land & Investment Ltd.	5,735,000	17,717,008	0.4%
	China Resources Land Ltd.	4,798,666	21,431,862	0.4%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	18,550,872	0.4%
*	JD.com, Inc., Class A	426,721	13,304,536	0.3%
	Kweichow Moutai Co. Ltd., Class A	55,993	15,503,206	0.3%
*Ω	Meituan, Class B	1,133,000	24,276,106	0.5%
	NetEase, Inc., ADR	193,704	18,465,802	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	4,860,000	30,718,665	0.6%
	Tencent Holdings Ltd.	3,556,400	167,594,942	3.3%
*Ω	Xiaomi Corp., Class B	14,646,400	22,296,774	0.5%
	Yum China Holdings, Inc.	486,087	20,318,437	0.4%
	Other Securities		797,037,905	15.5%

	TOTAL CHINA		1,348,102,448	26.8%

	COLOMBIA — (0.2%)
	Other Securities		9,540,573	0.2%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,864,572	0.2%

	EGYPT — (0.1%)
	Other Securities		2,338,710	0.1%

	GREECE — (0.3%)
	Other Securities		15,140,198	0.3%

	HONG KONG — (0.0%)
	Other Security		14,571	0.0%

	HUNGARY — (0.3%)
	Other Securities		13,143,473	0.3%

	INDIA — (15.3%)
*	Axis Bank Ltd.	1,712,310	16,172,175	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
* Bharti Airtel Ltd.	1,493,167	$14,340,095	0.3%
HDFC Bank Ltd.	1,512,827	27,070,773	0.5%
Hindalco Industries Ltd.	2,222,008	13,855,144	0.3%
Hindustan Unilever Ltd.	489,606	14,289,465	0.3%
Housing Development Finance Corp. Ltd.	698,934	20,141,183	0.4%
ICICI Bank Ltd.	1,390,129	13,358,901	0.3%
Infosys Ltd.	1,779,532	36,076,450	0.7%
JSW Steel Ltd.	1,441,825	13,553,598	0.3%
Reliance Industries Ltd.	1,478,942	53,767,136	1.1%
Tata Consultancy Services Ltd.	572,990	26,417,833	0.5%
Tata Steel Ltd.	1,167,525	19,153,937	0.4%
Other Securities		506,478,615	10.0%

TOTAL INDIA		774,675,305	15.4%

INDONESIA — (2.1%)
Bank Central Asia Tbk PT	32,282,500	18,106,338	0.4%
Other Securities		88,915,461	1.7%

TOTAL INDONESIA		107,021,799	2.1%

MALAYSIA — (1.6%)
Other Securities		82,584,296	1.6%

MEXICO — (2.2%)
America Movil SAB de CV	20,743,100	20,228,245	0.4%
Other Securities		91,591,195	1.8%

TOTAL MEXICO		111,819,440	2.2%

PERU — (0.1%)
Other Securities		6,540,713	0.1%

PHILIPPINES — (0.8%)
Other Securities		40,313,538	0.8%

POLAND — (0.7%)
Other Securities		36,712,092	0.7%

QATAR — (0.9%)
Qatar National Bank QPSC	2,466,222	15,729,544	0.3%
Other Securities		28,264,369	0.6%

TOTAL QATAR		43,993,913	0.9%

SAUDI ARABIA — (4.4%)
Al Rajhi Bank	678,193	31,770,718	0.6%
Saudi Basic Industries Corp.	442,004	15,311,750	0.3%
Saudi National Bank	1,091,357	22,874,637	0.5%
Other Securities		155,464,779	3.1%

TOTAL SAUDI ARABIA		225,421,884	4.5%

SOUTH AFRICA — (4.0%)
MTN Group Ltd.	2,050,540	21,748,016	0.4%
#* Sasol Ltd., Sponsored ADR	620,870	15,062,306	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$166,602,055	3.4%

TOTAL SOUTH AFRICA		203,412,377	4.1%

SOUTH KOREA — (12.5%)
LG Electronics, Inc.	157,679	14,280,524	0.3%
Samsung Electronics Co. Ltd.	3,140,501	167,368,431	3.3%
SK Hynix, Inc.	372,004	32,598,002	0.7%
Other Securities		419,157,540	8.3%

TOTAL SOUTH KOREA		633,404,497	12.6%

TAIWAN — (17.1%)
# China Steel Corp.	11,906,932	14,423,692	0.3%
CTBC Financial Holding Co. Ltd.	16,703,175	16,429,559	0.3%
# Delta Electronics, Inc.	1,704,486	14,228,342	0.3%
Hon Hai Precision Industry Co. Ltd.	5,794,322	19,851,806	0.4%
MediaTek, Inc.	799,995	22,054,245	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,971,808	234,564,591	4.7%
# United Microelectronics Corp.	9,015,000	14,321,128	0.3%
Other Securities		530,794,407	10.5%

TOTAL TAIWAN		866,667,770	17.2%

THAILAND — (2.2%)
Other Securities		113,693,619	2.3%

TURKEY — (0.5%)
Other Securities		26,342,292	0.5%

UNITED ARAB EMIRATES — (1.2%)
Emirates Telecommunications Group Co. PJSC	1,557,870	14,900,654	0.3%
Other Securities		47,434,127	0.9%

TOTAL UNITED ARAB EMIRATES		62,334,781	1.2%

UNITED STATES — (0.0%)
Other Security		1,602,896	0.0%

TOTAL COMMON STOCKS		4,962,259,071	98.6%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Other Securities		44,163,030	0.9%

CHILE — (0.0%)
Other Security		887,137	0.0%

COLOMBIA — (0.0%)
Other Securities		1,840,599	0.0%

SOUTH KOREA — (0.0%)
Other Security		84,571	0.0%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Security		$359,906	0.0%

TOTAL PREFERRED STOCKS		47,335,243	0.9%

RIGHTS/WARRANTS — (0.0%)
PHILIPPINES — (0.0%)
Other Security		95	0.0%

SOUTH KOREA — (0.0%)
Other Security		22,707	0.0%

THAILAND — (0.0%)
Other Securities		2,573	0.0%

TOTAL RIGHTS/WARRANTS		25,375	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,183,282,795)		5,009,619,689

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	5,810,913	67,214,830	1.4%

TOTAL INVESTMENTS — (100.0%) (Cost $3,250,497,307)		$5,076,834,519	100.9%

As of April 30, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$34,172,679	$34,365,500	$192,821

Total Futures Contracts			$34,172,679	$34,365,500	$192,821

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$202,893,996	—	—	$202,893,996
Chile	12,779,847	$12,899,471	—	25,679,318
China	206,663,795	1,140,791,590	$647,063	1,348,102,448
Colombia	9,540,573	—	—	9,540,573
Czech Republic	—	8,864,572	—	8,864,572
Egypt	2,305	2,336,405	—	2,338,710
Greece	—	15,128,218	11,980	15,140,198
Hong Kong	—	14,571	—	14,571
Hungary	—	13,143,473	—	13,143,473
India	28,925,610	745,749,695	—	774,675,305

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Indonesia	—	$107,021,799	—		$107,021,799
Malaysia	—	82,584,296	—		82,584,296
Mexico	$111,819,440	—	—		111,819,440
Peru	6,540,713	—	—		6,540,713
Philippines	1,235,319	39,078,219	—		40,313,538
Poland	—	36,712,092	—		36,712,092
Qatar	—	43,993,913	—		43,993,913
Saudi Arabia	—	225,421,884	—		225,421,884
South Africa	38,626,435	164,785,942	—		203,412,377
South Korea	7,069,964	626,334,533	—		633,404,497
Taiwan	5,666,386	860,994,345	$7,039		866,667,770
Thailand	111,360,962	2,332,657	—		113,693,619
Turkey	851,217	25,491,075	—		26,342,292
United Arab Emirates	—	62,334,781	—		62,334,781
United States	1,602,896	—	—		1,602,896
Preferred Stocks
Brazil	44,163,030	—	—		44,163,030
Chile	—	887,137	—		887,137
Colombia	1,840,599	—	—		1,840,599
South Korea	—	84,571	—		84,571
Taiwan	—	359,906	—		359,906
Rights/Warrants
Philippines	—	95	—		95
South Korea	—	22,707	—		22,707
Thailand	—	2,573	—		2,573
Securities Lending Collateral	—	67,214,830	—		67,214,830
Futures Contracts**	192,821	—	—		192,821

TOTAL	$791,775,908	$4,284,585,350	$666,082	^	$5,077,027,340

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
BRAZIL — (4.5%)
	Cia de Locacao das Americas	1,789,285	$8,526,695	0.2%
*	Petro Rio SA	2,136,021	11,535,667	0.3%
	Sao Martinho SA	848,376	7,963,901	0.2%
	TOTVS SA	1,646,258	10,645,511	0.3%
	Transmissora Alianca de Energia Eletrica SA	1,387,823	12,345,686	0.3%
	Other Securities		151,955,382	3.3%

TOTAL BRAZIL			202,972,842	4.6%

CHILE — (0.6%)
	Other Securities		25,528,112	0.6%

CHINA — (23.6%)
#*	51job, Inc., ADR	107,785	6,558,717	0.2%
	China Conch Venture Holdings Ltd.	2,833,500	7,357,953	0.2%
	China Everbright Environment Group Ltd.	14,556,000	8,543,968	0.2%
	China Medical System Holdings Ltd.	5,444,500	7,795,144	0.2%
	China Meidong Auto Holdings Ltd.	2,234,000	7,352,930	0.2%
	China Merchants Port Holdings Co. Ltd.	4,340,000	7,576,755	0.2%
	China Power International Development Ltd.	16,420,333	7,939,489	0.2%
	China Resources Cement Holdings Ltd.	9,938,000	8,245,921	0.2%
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	7,357,140	0.2%
	Chinasoft International Ltd.	9,800,000	7,929,579	0.2%
#*	GCL Technology Holdings Ltd.	58,918,000	18,611,541	0.4%
	Hengan International Group Co. Ltd.	2,283,500	10,791,415	0.3%
*Ω	Hua Hong Semiconductor Ltd.	1,857,000	7,211,230	0.2%
#*	JinkoSolar Holding Co. Ltd., ADR	157,507	8,073,809	0.2%
	Kingboard Holdings Ltd.	2,687,921	12,101,335	0.3%
	Kingsoft Corp. Ltd.	3,235,800	9,710,660	0.2%
	Kunlun Energy Co. Ltd.	12,400,000	10,290,595	0.3%
	Minth Group Ltd.	3,043,000	7,169,932	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,234,400	6,641,806	0.2%
	Sinopharm Group Co. Ltd., Class H	3,968,800	9,132,914	0.2%
*	Vipshop Holdings Ltd., ADR	1,202,127	9,208,293	0.2%
#	Xtep International Holdings Ltd.	5,152,141	7,495,417	0.2%
Ω	Yadea Group Holdings Ltd.	4,728,000	7,126,492	0.2%
	Other Securities		859,151,173	18.9%

TOTAL CHINA			1,059,374,208	24.0%

COLOMBIA — (0.2%)
	Other Securities		6,861,226	0.2%

GREECE — (0.3%)
	Other Securities		15,228,543	0.3%

HONG KONG — (0.0%)
	Other Securities		204,821	0.0%

HUNGARY — (0.1%)
	Other Securities		2,973,615	0.1%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (16.5%)
*	Adani Transmission Ltd.	275,811	$9,936,284	0.2%
	Atul Ltd.	56,299	6,514,998	0.2%
	Crompton Greaves Consumer Electricals Ltd.	1,658,783	8,289,894	0.2%
	Federal Bank Ltd.	5,370,459	6,683,498	0.2%
	Indian Hotels Co. Ltd.	2,698,770	8,924,080	0.2%
	Persistent Systems Ltd.	220,788	12,384,115	0.3%
	Tata Elxsi Ltd.	97,195	9,727,233	0.2%
	Tata Power Co. Ltd.	2,644,678	8,286,331	0.2%
	Tube Investments of India Ltd.	425,653	10,341,778	0.2%
	Zee Entertainment Enterprises Ltd.	2,035,315	6,529,369	0.2%
	Other Securities		652,699,627	14.7%

	TOTAL INDIA		740,317,207	16.8%

	INDONESIA — (1.9%)
	Other Securities		84,491,949	1.9%

	MALAYSIA — (1.5%)
	Other Securities		67,555,815	1.5%

	MEXICO — (2.6%)
#Ω	Banco del Bajio SA	2,633,012	6,477,211	0.2%
*	Grupo Simec SAB de CV, Class B	959,651	9,499,400	0.2%
*	Industrias CH SAB de CV, Class B	1,828,929	18,821,213	0.4%
	Other Securities		80,035,841	1.8%

	TOTAL MEXICO		114,833,665	2.6%

	PHILIPPINES — (1.0%)
	Other Securities		45,363,121	1.0%

	POLAND — (1.0%)
#	Grupa Kety SA	55,668	8,058,846	0.2%
	Other Securities		35,406,681	0.8%

	TOTAL POLAND		43,465,527	1.0%

	QATAR — (0.7%)
	Other Securities		29,154,527	0.7%

	SAUDI ARABIA — (2.9%)
	Other Securities		130,408,058	3.0%

	SOUTH AFRICA — (4.0%)
	Foschini Group Ltd.	934,267	8,185,367	0.2%
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,627,447	6,656,258	0.2%
	Mr Price Group Ltd.	493,603	6,690,367	0.2%
#	SPAR Group Ltd.	617,202	6,474,117	0.2%
#	Woolworths Holdings Ltd.	2,635,429	9,865,836	0.2%
	Other Securities		140,335,970	3.0%

	TOTAL SOUTH AFRICA		178,207,915	4.0%

	SOUTH KOREA — (14.7%)
	Other Securities		661,751,332	15.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (16.6%)
# TA Chen Stainless Pipe	6,855,945	$10,139,976	0.2%
Taichung Commercial Bank Co. Ltd.	16,476,089	8,299,544	0.2%
Other Securities		727,036,499	16.5%

TOTAL TAIWAN		745,476,019	16.9%

THAILAND — (3.1%)
Other Securities		139,572,888	3.2%

TURKEY — (0.6%)
Other Securities		28,571,382	0.6%

UNITED ARAB EMIRATES — (0.7%)
Abu Dhabi Islamic Bank PJSC	2,858,039	6,807,305	0.2%
Other Securities		26,632,434	0.6%

TOTAL UNITED ARAB EMIRATES		33,439,739	0.8%

UNITED KINGDOM — (0.0%)
Other Security		89,080	0.0%

TOTAL COMMON STOCKS		4,355,841,591	98.8%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		26,723,887	0.6%

CHILE — (0.0%)
Other Securities		707,265	0.0%

PHILIPPINES — (0.0%)
Other Security		562,330	0.0%

THAILAND — (0.0%)
Other Security		1,534,063	0.1%

TOTAL PREFERRED STOCKS		29,527,545	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		75	0.0%

HONG KONG — (0.0%)
Other Securities		26,990	0.0%

INDIA — (0.0%)
Other Security		577	0.0%

MALAYSIA — (0.0%)
Other Securities		20,432	0.0%

PHILIPPINES — (0.0%)
Other Security		98,270	0.0%

SAUDI ARABIA — (0.0%)
Other Security		11,261	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$243,844	0.0%

TURKEY — (0.0%)
Other Security		30,569	0.0%

TOTAL RIGHTS/WARRANTS		432,018	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,779,834,442)		4,385,801,154

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	8,758,459	101,309,094	2.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,881,129,989)		$4,487,110,248	101.8%

As of April 30, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	594	06/17/22	$31,610,149	$31,404,780	$(205,369)

Total Futures Contracts			$31,610,149	$31,404,780	$(205,369)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$201,787,024	$1,185,818	—	$202,972,842
Chile	1,441,435	24,086,677	—	25,528,112
China	58,521,736	995,571,340	$5,281,132	1,059,374,208
Colombia	6,329,027	532,199	—	6,861,226
Greece	—	15,228,543	—	15,228,543
Hong Kong	—	140,392	64,429	204,821
Hungary	—	2,973,615	—	2,973,615
India	806,356	739,500,230	10,621	740,317,207
Indonesia	227,373	83,780,323	484,253	84,491,949
Malaysia	—	67,371,947	183,868	67,555,815
Mexico	108,923,993	5,891,945	17,727	114,833,665
Philippines	—	45,356,977	6,144	45,363,121
Poland	—	43,465,527	—	43,465,527
Qatar	—	29,154,527	—	29,154,527
Saudi Arabia	629,016	129,779,042	—	130,408,058
South Africa	6,958,564	171,249,351	—	178,207,915
South Korea	—	660,748,268	1,003,064	661,751,332
Taiwan	—	745,340,267	135,752	745,476,019
Thailand	136,780,290	2,786,744	5,854	139,572,888

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Turkey	—	$28,571,382	—		$28,571,382
United Arab Emirates	—	33,439,739	—		33,439,739
United Kingdom	—	89,080	—		89,080
Preferred Stocks
Brazil	$26,611,455	112,432	—		26,723,887
Chile	—	707,265	—		707,265
Philippines	—	562,330	—		562,330
Thailand	1,534,063	—	—		1,534,063
Rights/Warrants
Brazil	—	75	—		75
Hong Kong	—	26,990	—		26,990
India	—	577	—		577
Malaysia	—	20,432	—		20,432
Philippines	—	98,270	—		98,270
Saudi Arabia	—	11,261	—		11,261
Thailand	—	243,844	—		243,844
Turkey	—	30,569	—		30,569
Securities Lending Collateral	—	101,309,094	—		101,309,094
Futures Contracts**	(205,369)	—	—		(205,369)

TOTAL	$550,344,963	$3,929,367,072	$7,192,844	^	$4,486,904,879

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $771,105, $196,222, $127,460 and $14,707 of securities on loan, respectively)	$11,671,527	$2,693,256	$1,604,961	$1,470,524
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $803,861, $59,142, $23,416 and $16,240, respectively)	803,847	59,144	23,417	16,241
Segregated Cash for Futures Contracts	7,347	—	—	—
Foreign Currencies at Value	16,337	927	915	1,397
Cash	123,476	2,249	3,641	16
Receivables:
Investment Securities Sold	4,595	1,461	13,674	1,605
Dividends, Interest and Tax Reclaims	102,711	36,898	4,226	10,939
Securities Lending Income	1,048	148	387	7
Unrealized Gain on Foreign Currency Contracts	17	—	—	—
Prepaid Expenses and Other Assets	16	4	2	4

Total Assets	12,730,921	2,794,087	1,651,223	1,500,733

LIABILITIES:
Payables:
Upon Return of Securities Loaned	803,751	59,198	23,430	16,247
Investment Securities Purchased	2,284	268	7,257	1,358
Due to Advisor	2,029	232	140	129
Futures Margin Variation	5,704	—	—	—
Unrealized Loss on Foreign Currency Contracts	2	—	27	—
Accrued Expenses and Other Liabilities	799	357	173	142

Total Liabilities	814,569	60,055	31,027	17,876

NET ASSETS	$11,916,352	$2,734,032	$1,620,196	$1,482,857

Investment Securities at Cost	$10,761,379	$2,848,640	$1,635,619	$1,394,633

Foreign Currencies at Cost	$16,566	$938	$923	$1,401

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $353,630, $223,734, $207,756 and $502,369 of securities on loan, respectively)	$5,328,647	$1,337,881	$5,009,620	$4,385,801
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $372,579, $251,503, $67,215 and $101,296, respectively)	372,605	251,505	67,215	101,309
Segregated Cash for Futures Contracts	—	—	2,049	1,873
Foreign Currencies at Value	3,862	1,866	2,842	18,400
Cash	6,147	3,008	—	9,742
Receivables:
Investment Securities Sold	1,588	—	176,175	20,168
Dividends, Interest and Tax Reclaims	31,241	1,088	12,110	8,290
Securities Lending Income	701	147	344	1,574
Futures Margin Variation	—	—	153	140
Unrealized Gain on Foreign Currency Contracts	1	—	4	—
Prepaid Expenses and Other Assets	9	2	7	6

Total Assets	5,744,801	1,595,497	5,270,519	4,547,303

LIABILITIES:
Payables:
Due to Custodian	—	—	236	—
Upon Return of Securities Loaned	372,706	251,564	67,263	101,297
Investment Securities Purchased	3,650	2,011	—	—
Due to Advisor	461	117	446	765
Line of Credit	—	—	126,203	—
Unrealized Loss on Foreign Currency Contracts	—	—	247	—
Deferred Taxes Payable	—	—	41,978	34,160
Accrued Expenses and Other Liabilities	478	104	1,137	1,563

Total Liabilities	377,295	253,796	237,510	137,785

NET ASSETS	$5,367,506	$1,341,701	$5,033,009	$4,409,518

Investment Securities at Cost	$4,490,026	$1,062,996	$3,183,282	$3,779,834

Foreign Currencies at Cost	$3,930	$1,866	$2,827	$18,352

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $25,690, $5,113, $545 and $125, respectively)	$261,339	$45,858	$27,073	$33,914
Income from Securities Lending	2,222	812	2,320	41

Total Investment Income	263,561	46,670	29,393	33,955

Expenses
Investment Management Fees	12,132	1,558	856	855
Accounting & Transfer Agent Fees	17	6	4	4
Custodian Fees	433	213	132	50
Shareholders’ Reports	9	8	8	8
Directors’/Trustees’ Fees & Expenses	(55)	(13)	(7)	(8)
Professional Fees	101	22	11	12
Other	190	53	30	31

Total Expenses	12,827	1,847	1,034	952

Fees Paid Indirectly (Note C)	7	2	—	—

Net Expenses	12,820	1,845	1,034	952

Net Investment Income (Loss)	250,741	44,825	28,359	33,003

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	229,417	28,774	56,601	(16,822)
Affiliated Investment Companies Shares Sold	78	(11)	(9)	(3)
Futures	6,138	—	349	—
Foreign Currency Transactions	(2,871)	(1,029)	364	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,008,288)	(657,156)	(246,537)	(349,674)
Affiliated Investment Companies Shares	(100)	(11)	(4)	(3)
Futures	(11,791)	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4,657)	(2,007)	(126)	(369)

Net Realized and Unrealized Gain (Loss)	(792,074)	(631,440)	(189,362)	(366,871)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(541,333)	$(586,615)	$(161,003)	$(333,868)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series#	Series#	Series#	Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,137, $3,425, $7,128 and $6,003, respectively)	$62,586	$27,444	$65,470	$39,872
Income from Securities Lending	2,907	891	2,201	9,610

Total Investment Income	65,493	28,335	67,671	49,482

Expenses
Investment Management Fees	3,011	701	2,912	4,874
Accounting & Transfer Agent Fees	9	2	10	9
Custodian Fees	413	39	1,150	1,300
Shareholders’ Reports	8	8	8	8
Directors’/Trustees’ Fees & Expenses	(29)	(6)	(25)	(21)
Professional Fees	52	14	64	80
Other	98	19	120	117

Total Expenses	3,562	777	4,239	6,367

Fees Paid Indirectly (Note C)	1	—	(2)	—

Net Expenses	3,561	777	4,241	6,367

Net Investment Income (Loss)	61,932	27,558	63,430	43,115

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	80,712	74,324	135,520	123,146
Affiliated Investment Companies Shares Sold	(49)	(44)	(22)	(22)
Futures	—	(287)	(10,174)	(6,344)
Foreign Currency Transactions	(1,304)	159	565	512
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,130,237)	(104,141)	(750,276)	(563,307)
Affiliated Investment Companies Shares	(2)	(14)	(13)	(2)
Futures	—	—	1,145	(259)
Translation of Foreign Currency-Denominated Amounts	(1,794)	(9)	(106)	111

Net Realized and Unrealized Gain (Loss)	(1,052,674)	(30,012)	(623,361)	(446,165)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(990,742)	$(2,454)	$(559,931)	$(403,050)

**	Net of foreign capital gain taxes withheld of $0, $0, $2,919 and $4,592, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$250,741	$420,963	$44,825	$67,580	$28,359	$62,661
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	229,417	468,390	28,774	106,212	56,601	188,465
Affiliated Investment Companies Shares Sold	78	(27)	(11)	4	(9)	(3)
Futures	6,138	29,155	—	—	349	—
Foreign Currency Transactions	(2,871)	4,495	(1,029)	(32)	364	(238)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(1,008,288)	3,710,810	(657,156)	204,124	(246,537)	322,334
Affiliated Investment Companies Shares	(100)	(30)	(11)	(6)	(4)	(1)
Futures	(11,791)	5,251	—	—	—	—
Translation of Foreign
Currency-Denominated Amounts	(4,657)	(1,694)	(2,007)	(657)	(126)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	(541,333)	4,637,313	(586,615)	377,225	(161,003)	573,226

Transactions in Interest:
Contributions	904,496	152,792	43,491	441,236	26,691	105,831
Withdrawals	(744,304)	(1,974,162)	(138,988)	(345,470)	(68,459)	(383,104)

Net Increase (Decrease) from Transactions in Interest	160,192	(1,821,370)	(95,497)	95,766	(41,768)	(277,273)

Total Increase (Decrease) in Net Assets	(381,141)	2,815,943	(682,112)	472,991	(202,771)	295,953
Net Assets
Beginning of Period	12,297,493	9,481,550	3,416,144	2,943,153	1,822,967	1,527,014

End of Period	$11,916,352	$12,297,493	$2,734,032	$3,416,144	$1,620,196	$1,822,967

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$33,003	$43,588	$61,932	$125,991	$27,558	$24,914
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(16,822)	99,258	80,712	392,015	74,324	167,819
Affiliated Investment Companies Shares Sold	(3)	1	(49)	2	(44)	(11)
Futures	—	(120)	—	—	(287)	42
Foreign Currency Transactions	—	291	(1,304)	(1,344)	159	445
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(349,674)	602,698	(1,130,237)	1,753,296	(104,141)	390,372
Affiliated Investment Companies Shares	(3)	(3)	(2)	(21)	(14)	(6)
Translation of Foreign Currency-Denominated Amounts	(369)	25	(1,794)	(445)	(9)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	(333,868)	745,738	(990,742)	2,269,494	(2,454)	583,578

Transactions in Interest:
Contributions	18,595	46,399	175,499	513,046	6,469	164,451
Withdrawals	(99,146)	(370,643)	(356,356)	(845,380)	(113,722)	(267,504)

Net Increase (Decrease) from Transactions in Interest	(80,551)	(324,244)	(180,857)	(332,334)	(107,253)	(103,053)

Total Increase (Decrease) in Net Assets	(414,419)	421,494	(1,171,599)	1,937,160	(109,707)	480,525
Net Assets
Beginning of Period	1,897,276	1,475,782	6,539,105	4,601,945	1,451,408	970,883

End of Period	$1,482,857	$1,897,276	$5,367,506	$6,539,105	$1,341,701	$1,451,408

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,430	$157,220	$43,115	$134,168
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	135,520	399,802	123,146	591,471
Affiliated Investment Companies Shares Sold	(22)	—	(22)	(4)
Futures	(10,174)	13,167	(6,344)	5,812
Foreign Currency Transactions	565	(3,699)	512	(3,794)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(750,276)	694,801	(563,307)	925,173
Affiliated Investment Companies Shares	(13)	(10)	(2)	(6)
Futures	1,145	(990)	(259)	(191)
Translation of Foreign Currency-Denominated Amounts	(106)	(9)	111	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	(559,931)	1,260,282	(403,050)	1,652,623

Transactions in Interest:
Contributions	198,611	553,796	188,768	95,865
Withdrawals	(915,001)	(1,229,073)	(504,919)	(1,526,723)

Net Increase (Decrease) from Transactions in Interest	(716,390)	(675,277)	(316,151)	(1,430,858)

Total Increase (Decrease) in Net Assets	(1,276,321)	585,005	(719,201)	221,765
Net Assets
Beginning of Period	6,309,330	5,724,325	5,128,719	4,906,954

End of Period	$5,033,009	$6,309,330	$4,409,518	$5,128,719

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $2,919 and $4,592, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $50 and $2,309, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(4.38	%)(B)	51.09%	(18.68%)	3.60%	(8.10%)	26.53%	(17.54	%)(B)	13.08%	(1.93%)	4.47%	(7.46%)	27.10%

Net Assets, End of Period (thousands)	$11,916,352		$12,297,493	$9,481,550	$12,420,850	$12,153,340	$12,732,150	$2,734,032		$3,416,144	$2,943,153	$3,748,177	$3,834,097	$3,989,049
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.22%	0.21%	0.21%	0.22%	0.22%	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	4.13	%(C)	3.50%	2.77%	3.92%	3.21%	3.33%	2.88	%(C)	2.11%	2.13%	2.32%	1.90%	1.90%
Portfolio Turnover Rate	6	%(B)	9%	12%	16%	20%	17%	4	%(B)	11%	5%	12%	17%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(8.88	%)(B)	38.31%	0.14%	5.27%	(8.14%)	16.21%	(18.00	%)(B)	51.93%	(14.87%)	10.67%	(8.90%)	29.87%

Net Assets, End of Period (thousands)	$1,620,196		$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,482,857		$1,897,276	$1,475,782	$2,277,451	$2,188,825	$2,329,912
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.31	%(C)	3.42%	4.21%	4.11%	3.96%	3.82%	3.86	%(C)	2.27%	2.38%	3.43%	3.23%	3.40%
Portfolio Turnover Rate	11	%(B)	19%	18%	18%	18%	14%	6	%(B)	12%	9%	18%	14%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(15.31	%)(B)	51.24%	(2.23%)	8.43%	(10.78%)	34.27%	(0.23	%)(B)	59.72%	6.02%	1.00%	(10.44%)	12.10%

Net Assets, End of Period (thousands)	$5,367,506		$6,539,105	$4,601,945	$5,607,495	$5,422,260	$5,751,059	$1,341,701		$1,451,408	$970,883	$1,148,615	$1,146,811	$1,190,222
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.06	%(C)	2.11%	2.15%	2.74%	2.51%	2.33%	3.93	%(C)	1.90%	2.08%	2.37%	2.11%	2.14%
Portfolio Turnover Rate	5	%(B)	17%	8%	17%	15%	13%	7	%(B)	27%	18%	12%	14%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(9.32	%)(B)	22.22%	2.67%	11.40%	(11.83%)	25.26%	(8.15	%)(B)	36.03%	1.25%	13.47%	(16.06%)	21.55%

Net Assets, End of Period (thousands)	$5,033,009		$6,309,330	$5,724,325	$6,034,162	$5,469,649	$6,723,207	$4,409,518		$5,128,719	$4,906,954	$6,430,367	$6,306,302	$7,253,457
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.13%	0.14%	0.14%	0.15%	0.26	%(C)	0.27%	0.25%	0.24%	0.24%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.14%	0.15%	0.14%	0.15%	0.26	%(C)	0.27%	0.26%	0.25%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.18	%(C)	2.42%	2.38%	3.04%	2.40%	2.23%	1.77	%(C)	2.47%	2.64%	2.90%	2.77%	2.78%
Portfolio Turnover Rate	3	%(B)	19%	22%	9%	12%	8%	5	%(B)	16%	18%	12%	12%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$7
The Japanese Small Company Series	2
The Continental Small Company Series	1
The Emerging Markets Series	(2)

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2022, the total related amounts paid by the Trust to the CCO were $9 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$191
The Japanese Small Company Series	49
The Asia Pacific Small Company Series	25
The United Kingdom Small Company Series	31
The Continental Small Company Series	57
The Canadian Small Company Series	14
The Emerging Markets Series	84
The Emerging Markets Small Cap Series	72

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,086,382	$730,444
The Japanese Small Company Series	$131,173	$198,204
The Asia Pacific Small Company Series	$201,395	$191,866
The United Kingdom Small Company Series	$96,579	$133,757
The Continental Small Company Series	$277,560	$404,980
The Canadian Small Company Series	$102,260	$172,508
The Emerging Markets Series	$188,976	$861,826
The Emerging Markets Small Cap Series	$235,915	$538,168

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$495,353	$2,471,530	$2,163,014	$78	$(100)	$803,847	69,495	$446	—

Total	$495,353	$2,471,530	$2,163,014	$78	$(100)	$803,847	69,495	$446	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$61,490	$201,942	$204,266	$(11)	$(11)	$59,144	5,113	$46	—

Total	$61,490	$201,942	$204,266	$(11)	$(11)	$59,144	5,113	$46	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$40,607	$76,095	$93,272	$(9)	$(4)	$23,417	2,025	$25	—

Total	$40,607	$76,095	$93,272	$(9)	$(4)	$23,417	2,025	$25	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$15,631	$53,228	$52,612	$(3)	$(3)	$16,241	1,404	$13	—

Total	$15,631	$53,228	$52,612	$(3)	$(3)	$16,241	1,404	$13	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$297,271	$699,040	$623,655	$(49)	$(2)	$372,605	32,213	$244	—

Total	$297,271	$699,040	$623,655	$(49)	$(2)	$372,605	32,213	$244	—

The Canadian Small Company
Series
The DFA Short Term Investment Fund	$276,415	$406,705	$431,557	$(44)	$(14)	$251,505	21,743	$174	—

Total	$276,415	$406,705	$431,557	$(44)	$(14)	$251,505	21,743	$174	—

The Emerging Markets Series
The DFA Short Term Investment Fund	$107,885	$300,429	$341,064	$(22)	$(13)	$67,215	5,811	$71	—

Total	$107,885	$300,429	$341,064	$(22)	$(13)	$67,215	5,811	$71	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$143,180	$227,087	$268,934	$(22)	$(2)	$101,309	8,758	$80	—

Total	$143,180	$227,087	$268,934	$(22)	$(2)	$101,309	8,758	$80	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,637,071	$2,204,454	$(1,294,320)	$910,134
The Japanese Small Company Series	2,997,056	436,954	(592,336)	(155,382)
The Asia Pacific Small Company Series	1,700,696	340,740	(371,397)	(30,657)
The United Kingdom Small Company Series	1,434,044	359,094	(283,203)	75,891
The Continental Small Company Series	4,914,032	1,591,649	(753,001)	838,648
The Canadian Small Company Series	1,344,314	377,602	(102,715)	274,887
The Emerging Markets Series	3,279,643	2,242,706	(416,662)	1,826,044
The Emerging Markets Small Cap Series	4,001,951	1,458,519	(852,547)	605,972

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$124,540
The Asia Pacific Small Company Series	2,461
The Canadian Small Company Series	1,363
The Emerging Markets Series	33,723

Futures*
The Emerging Markets Small Cap Series	$40,494

*	Average Notional Value of futures contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(1)
The Emerging Markets Series	$193	$193

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(2)
The DFA International Value Series	$(8,776)	$(8,776)
The Emerging Markets Small Cap Series	(205)	(205)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$6,138	$6,138
The Asia Pacific Small Company Series	349	349	*
The Canadian Small Company Series	(287)	(287	)*
The Emerging Markets Series	(10,174)	(10,174)
The Emerging Markets Small Cap Series	(6,344)	(6,344)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(11,791)	$(11,791)
The Emerging Markets Series	1,145	1,145
The Emerging Markets Small Cap Series	(259)	(259)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
The DFA International Value Series	0.83%	$7,701	10	$2	$34,971	—
The Japanese Small Company Series	0.88%	173	5	—	374	—
The Asia Pacific Small Company Series	0.89%	216	18	—	837	—
The United Kingdom Small Company Series	0.91%	1,018	24	1	3,521	—
The Continental Small Company Series	0.90%	254	11	—	736	—
The Canadian Small Company Series	0.89%	93	13	—	428	—
The Emerging Markets Series	0.83%	8,887	10	2	16,316	—
The Emerging Markets Small Cap Series	0.83%	4,395	2	—	8,774	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2022
The DFA International Value Series	Borrower	0.44%	$49,829	1	$1	$49,829	—
The Emerging Markets Series	Borrower	0.69%	132,838	4	10	147,127	$126,198

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Series’ utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$138,336	$21,363	$(1,206)
The Japanese Small Company Series	8,252	16,720	(2,284)
The Asia Pacific Small Company Series	6,165	12,438	3,084
The United Kingdom Small Company Series	10,086	14,721	2,977
The Continental Small Company Series	9,141	27,622	9,983
The Canadian Small Company Series	6,283	32,419	10,521
The Emerging Markets Series	496	1,813	316
The Emerging Markets Small Cap Series	94	3,705	(391)

J. Securities Lending:

As of April 30, 2022, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$28,832
The Japanese Small Company Series	148,795
The Asia Pacific Small Company Series	113,284
The Continental Small Company Series	5,734
The Canadian Small Company Series	6,152
The Emerging Markets Series	151,366
The Emerging Markets Small Cap Series	444,341

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$803,751	—	—	—	$803,751
The Japanese Small Company Series
Common Stocks	59,198	—	—	—	59,198
The Asia Pacific Small Company Series
Common Stocks	23,430	—	—	—	23,430
The United Kingdom Small Company Series
Common Stocks	16,247	—	—	—	16,247
The Continental Small Company Series
Common Stocks, Rights/Warrants	372,706	—	—	—	372,706
The Canadian Small Company Series
Common Stocks, Rights/Warrants	251,564	—	—	—	251,564
The Emerging Markets Series
Common Stocks	67,263	—	—	—	67,263
The Emerging Markets Small Cap Series
Common Stocks	101,297	—	—	—	101,297

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Series.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DFAITC, including each of the Series. The results of the voting were as follows:

DFAITC

Proposal: Election of Trustees*

		For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.	Reena Aggarwal	1,338,053,388	7,752,954	1,345,806,342	99.42%	0.58%	100.00%
2.	David P. Butler	1,310,184,308	35,622,034	1,345,806,342	97.35%	2.65%	100.00%
3.	George M Constantinides	1,293,129,780	52,676,562	1,345,806,342	96.09%	3.91%	100.00%
4.	Douglas W. Diamond	1,309,663,859	36,142,483	1,345,806,342	97.31%	2.69%	100.00%
5.	Darrell Duffie	1,310,016,601	35,789,741	1,345,806,342	97.34%	2.66%	100.00%
6.	Francis A. Longstaff	1,338,492,235	7,314,108	1,345,806,342	99.46%	0.54%	100.00%
7.	Gerard K. O’Reilly	1,310,259,985	35,546,357	1,345,806,342	97.36%	2.64%	100.00%
8.	Abbie J. Smith	1,294,152,136	51,654,207	1,345,806,342	96.16%	3.84%	100.00%
9.	Heather E. Tookes	1,338,526,033	7,280,309	1,345,806,342	99.46%	0.54%	100.00%
10. Ingrid M. Werner		1,310,401,509	35,404,834	1,345,806,342	97.37%	2.63%	100.00%

*	Results are for all series within DFAITC

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES
CONTINUED
Six Months Ended April 30, 2022
EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$963.50	0.14%	$0.68
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	3.2%
Consumer Discretionary	8.4%
Consumer Staples	3.1%
Energy	10.7%
Financials	28.9%
Health Care	2.3%
Industrials	9.2%
Information Technology	11.2%
Materials	16.2%
Real Estate	5.2%
Utilities	1.6%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
BRAZIL — (4.4%)
Petroleo Brasileiro SA	10,301,883	$69,680,108	0.6%
Petroleo Brasileiro SA, Sponsored ADR	10,372,552	127,271,213	1.1%
Petroleo Brasileiro SA, Sponsored ADR	4,446,951	60,345,125	0.5%
Vale SA	7,820,890	131,757,392	1.1%
Other Securities		150,454,743	1.2%

TOTAL BRAZIL		539,508,581	4.5%

CHILE — (0.5%)
Other Securities		64,248,603	0.5%

CHINA — (27.3%)
* Alibaba Group Holding Ltd.	8,685,000	105,936,830	0.9%
* Baidu, Inc., Sponsored ADR	858,247	106,568,530	0.9%
Bank of China Ltd., Class H	271,691,817	106,607,098	0.9%
China Construction Bank Corp., Class H	437,755,101	311,856,299	2.6%
China Merchants Bank Co. Ltd., Class H	9,649,000	58,156,884	0.5%
China Overseas Land & Investment Ltd.	19,311,000	59,657,044	0.5%
# China Resources Land Ltd.	17,952,000	80,177,446	0.7%
China Shenhua Energy Co. Ltd., Class H	16,463,000	52,596,889	0.5%
Industrial & Commercial Bank of China Ltd., Class H	198,536,996	119,679,351	1.0%
PetroChina Co. Ltd., Class H	107,982,000	51,258,396	0.4%
Ping An Insurance Group Co. of China Ltd., Class H	23,598,500	149,159,346	1.3%
* Trip.com Group Ltd., ADR	1,765,245	41,748,044	0.4%
Other Securities		2,088,394,370	16.9%

TOTAL CHINA		3,331,796,527	27.5%

COLOMBIA — (0.1%)
Other Securities		8,120,174	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		14,894,531	0.1%

GREECE — (0.3%)
Other Securities		33,786,219	0.3%

HONG KONG — (0.0%)
Other Securities		345,595	0.0%

HUNGARY — (0.2%)
Other Securities		28,413,411	0.2%

INDIA — (15.2%)
* Axis Bank Ltd.	9,124,030	86,173,301	0.7%
Hindalco Industries Ltd.	9,428,685	58,791,771	0.5%
Housing Development Finance Corp. Ltd.	1,427,059	41,123,563	0.4%
# ICICI Bank Ltd., Sponsored ADR	4,024,863	76,633,389	0.6%
JSW Steel Ltd.	4,827,498	45,379,964	0.4%
Larsen & Toubro Ltd.	2,229,024	49,122,941	0.4%
Mahindra & Mahindra Ltd.	3,949,734	47,416,347	0.4%
Reliance Industries Ltd.	11,865,020	431,354,404	3.6%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
* Tata Motors Ltd.	8,275,763	$46,762,512	0.4%
Tata Steel Ltd.	2,485,153	40,770,397	0.4%
Other Securities		929,953,653	7.5%

TOTAL INDIA		1,853,482,242	15.3%

INDONESIA — (2.0%)
Other Securities		239,553,841	2.0%

MALAYSIA — (1.9%)
Other Securities		235,587,060	1.9%

MEXICO — (2.3%)
Grupo Mexico SAB de CV, Class B	9,127,735	42,756,974	0.4%
Other Securities		243,136,146	2.0%

TOTAL MEXICO		285,893,120	2.4%

PHILIPPINES — (1.0%)
Other Securities		117,479,057	1.0%

POLAND — (0.7%)
Other Securities		92,403,575	0.8%

QATAR — (0.5%)
Other Securities		57,862,179	0.5%

SAUDI ARABIA — (3.6%)
Riyad Bank	3,674,892	39,825,113	0.3%
Saudi Basic Industries Corp.	2,022,703	70,069,781	0.6%
Saudi National Bank	2,323,120	48,692,157	0.4%
Other Securities		276,603,999	2.3%

TOTAL SAUDI ARABIA		435,191,050	3.6%

SOUTH AFRICA — (4.2%)
Impala Platinum Holdings Ltd.	3,383,984	43,773,240	0.4%
MTN Group Ltd.	6,469,932	68,620,063	0.6%
* Sasol Ltd.	1,665,381	40,796,692	0.3%
Standard Bank Group Ltd.	4,458,510	47,249,087	0.4%
Other Securities		308,523,147	2.5%

TOTAL SOUTH AFRICA		508,962,229	4.2%

SOUTH KOREA — (12.7%)
Hana Financial Group, Inc.	1,199,113	44,519,107	0.4%
Hyundai Motor Co	370,785	53,796,343	0.5%
# KB Financial Group, Inc., ADR	2,179,881	100,100,135	0.8%
Kia Corp.	939,529	61,623,939	0.5%
# LG Electronics, Inc.	565,137	51,182,798	0.4%
POSCO Holdings, Inc., Sponsored ADR	903,713	51,249,564	0.4%
Samsung Electronics Co. Ltd.	2,650,847	141,273,034	1.2%
SK Hynix, Inc.	906,319	79,419,008	0.7%
Other Securities		970,902,186	7.9%

TOTAL SOUTH KOREA		1,554,066,114	12.8%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (17.2%)
# Asustek Computer, Inc.	3,664,000	$44,071,750	0.4%
Cathay Financial Holding Co. Ltd.	37,255,459	78,331,907	0.7%
China Steel Corp.	58,452,320	70,807,344	0.6%
CTBC Financial Holding Co. Ltd.	80,071,073	78,759,419	0.7%
Fubon Financial Holding Co. Ltd.	33,386,173	83,829,889	0.7%
Hon Hai Precision Industry Co. Ltd.	39,997,192	137,033,559	1.2%
# United Microelectronics Corp.	30,424,681	48,332,307	0.4%
Other Securities		1,562,090,590	12.7%

TOTAL TAIWAN		2,103,256,765	17.4%

THAILAND — (2.1%)
PTT PCL	47,991,600	52,545,548	0.5%
Other Securities		202,231,256	1.6%

TOTAL THAILAND		254,776,804	2.1%

TURKEY — (0.6%)
Other Securities		74,491,634	0.6%

UNITED ARAB EMIRATES — (0.8%)
Other Securities		96,575,240	0.8%

UNITED KINGDOM — (0.0%)
Other Security		261,403	0.0%

TOTAL COMMON STOCKS		11,930,955,954	98.6%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA	4,448,873	27,247,823	0.2%
Other Securities		45,451,286	0.4%

TOTAL BRAZIL		72,699,109	0.6%

COLOMBIA — (0.1%)
Other Securities		5,503,336	0.1%

PHILIPPINES — (0.0%)
Other Security		753,241	0.0%

SOUTH KOREA — (0.0%)
Other Security		186,209	0.0%

TAIWAN — (0.0%)
Other Security		1,497,640	0.0%

TOTAL PREFERRED STOCKS		80,639,535	0.7%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		9,298	0.0%

MALAYSIA — (0.0%)
Other Security		38,033	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$289,223	0.0%

SOUTH KOREA — (0.0%)
Other Security		4,720	0.0%

THAILAND — (0.0%)
Other Securities		19,676	0.0%

TURKEY — (0.0%)
Other Security		75,369	0.0%

TOTAL RIGHTS/WARRANTS		436,319	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,926,469,161)		12,012,031,808

		Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	16,857,106	194,986,147	1.6%

TOTAL INVESTMENTS — (100.0%) (Cost $10,121,461,759)		$12,207,017,955	100.9%

As of April 30, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$35,030,792	$34,365,500	$(665,292)
S&P 500® Emini Index	239	06/17/22	51,464,228	49,323,625	(2,140,603)

Total Futures Contracts			$86,495,020	$83,689,125	$(2,805,895)

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$539,392,039	$116,542	—	$539,508,581
Chile	5,082,063	59,166,540	—	64,248,603
China	263,682,479	3,062,260,052	$5,853,996	3,331,796,527
Colombia	8,120,174	—	—	8,120,174
Czech Republic	—	14,894,531	—	14,894,531
Greece	—	33,786,219	—	33,786,219
Hong Kong	—	343,703	1,892	345,595
Hungary	—	28,413,411	—	28,413,411
India	82,792,570	1,770,655,282	34,390	1,853,482,242
Indonesia	—	239,176,079	377,762	239,553,841
Malaysia	—	235,586,470	590	235,587,060
Mexico	278,367,663	7,525,457	—	285,893,120
Philippines	—	117,465,255	13,802	117,479,057

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Poland	—	$92,403,575	—		$92,403,575
Qatar	—	57,862,179	—		57,862,179
Saudi Arabia	$293,126	434,897,924	—		435,191,050
South Africa	62,377,855	446,584,374	—		508,962,229
South Korea	203,241,160	1,349,859,653	$965,301		1,554,066,114
Taiwan	22,976,777	2,079,958,509	321,479		2,103,256,765
Thailand	245,678,877	9,097,927	—		254,776,804
Turkey	8,571,190	65,920,444	—		74,491,634
United Arab Emirates	—	96,575,240	—		96,575,240
United Kingdom	—	261,403	—		261,403
Preferred Stocks
Brazil	72,616,169	82,940	—		72,699,109
Colombia	5,503,336	—	—		5,503,336
Philippines	—	753,241	—		753,241
South Korea	—	186,209	—		186,209
Taiwan	—	1,497,640	—		1,497,640
Rights/Warrants
Hong Kong	—	9,298	—		9,298
Malaysia	—	38,033	—		38,033
Philippines	—	289,223	—		289,223
South Korea	—	4,720	—		4,720
Thailand	—	19,676	—		19,676
Turkey	—	75,369	—		75,369
Securities Lending Collateral	—	194,986,147	—		194,986,147
Futures Contracts**	(2,805,895)	—	—		(2,805,895)

TOTAL	$1,795,889,583	$10,400,753,265	$7,569,212	^	$12,204,212,060

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $608,567 of securities on loan)*	$12,012,032
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $194,993)	194,986
Segregated Cash for Futures Contracts	4,726
Foreign Currencies at Value	86,719
Cash	10,267
Receivables:
Investment Securities Sold	36,507
Dividends, Interest and Tax Reclaims	31,607
Securities Lending Income	1,154

Total Assets	12,377,998

LIABILITIES:
Payables:
Upon Return of Securities Loaned	195,013
Due to Advisor	1,038
Futures Margin Variation	1,710
Deferred Taxes Payable	75,829
Accrued Expenses and Other Liabilities	2,672

Total Liabilities	276,262

NET ASSETS	$12,101,736

Investment Securities at Cost	$9,926,469

Foreign Currencies at Cost	$87,865

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,928)	$171,887
Income from Securities Lending	6,443

Total Investment Income	178,330

Expenses
Investment Management Fees	6,445
Accounting & Transfer Agent Fees	34
Custodian Fees	2,426
Shareholders’ Reports	9
Directors’/Trustees’ Fees & Expenses	(54)
Professional Fees	151
Other	290

Total Expenses	9,301

Fees Paid Indirectly (Note C)	1

Net Expenses	9,300

Net Investment Income (Loss)	169,030

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	299,392
Affiliated Investment Companies Shares Sold	27
Futures	(5,541)
Foreign Currency Transactions	(2,195)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(909,033)
Affiliated Investment Companies Shares	(57)
Futures	(3,257)
Translation of Foreign Currency-Denominated Amounts	(1,052)

Net Realized and Unrealized Gain (Loss)	(621,716)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(452,686)

**	Net of foreign capital gain taxes withheld of $6,951.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169,030	$478,456
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	299,392	651,370
Affiliated Investment Companies Shares Sold	27	(2)
Futures	(5,541)	40,443
Foreign Currency Transactions	(2,195)	(4,609)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(909,033)	3,305,387
Affiliated Investment Companies Shares	(57)	(21)
Futures	(3,257)	840
Translation of Foreign Currency-Denominated Amounts	(1,052)	12

Net Increase (Decrease) in Net Assets Resulting from Operations	(452,686)	4,471,876

Transactions in Interest:
Contributions	413,315	568,216
Withdrawals	(1,328,598)	(4,440,642)

Net Increase (Decrease) from Transactions in Interest	(915,283)	(3,872,426)

Total Increase (Decrease) in Net Assets	(1,367,969)	599,450
Net Assets
Beginning of Period	13,469,705	12,870,255

End of Period	$12,101,736	$13,469,705

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $6,951.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $12,230.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Total Return	(3.61	%)(B)	35.69%	(9.41%)	5.24%	(9.06%)	24.89%

Net Assets, End of Period (thousands)	$12,101,736		$13,469,705	$12,870,255	$17,426,097	$16,684,907	$19,612,211
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.14%	0.14%	0.13%	0.14%	0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.14%	0.14%	0.15%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.62	%(C)	3.26%	3.25%	2.95%	2.78%	2.64%
Portfolio Turnover Rate	7	%(B)	14%	20%	14%	13%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $326 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2022, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2022, expenses reduced were the following (amount in thousands):

Fees Paid Indirectly
Dimensional Emerging Markets Value Fund	$1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $2 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$888,417	$1,676,663

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2021	at Cost	from Sales	on Sales	Depreciation	April 30, 2022	April 30, 2022	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$226,407	$824,458	$855,849	$27	$(57)	$194,986	16,857	$139	—

Total	$226,407	$824,458	$855,849	$27	$(57)	$194,986	16,857	$139	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$10,293,358	$3,686,635	$(1,601,079)	$2,085,556

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark--to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company instruments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$96,184

*	Average Notional Value of futures contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(1)
Dimensional Emerging Markets Value Fund	$(2,806)	$(2,806)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$(5,541)	$(5,541)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$(3,257)	$(3,257)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2022
Dimensional Emerging Markets Value Fund	0.83%	$216	2	—	$216	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 04/30/2022
Dimensional Emerging Markets Value Fund	Borrower	0.44%	$103,598	3	$4	$103,598	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Fund utilized the interfund lending program.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2022, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$2,105	$10,040	$2,333

I. Securities Lending:

As of April 30, 2022, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$569,304

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions Dimensional Emerging Markets Value Fund
Common Stocks	$195,013	—	—	—	$195,013

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

L. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Fund.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Emerging Markets Value Fund (“DEM”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of DEM. The results of the voting were as follows:

DEM

Proposal: Election of Trustees

		For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.	Reena Aggarwal	173,033,460	365,674	173,399,134.00	99.79%	0.21%	100.00%
2.	David P. Butler	173,018,486	380,648	173,399,134.00	99.78%	0.22%	100.00%
3.	George M Constantinides	172,705,596	693,538	173,399,134.00	99.60%	0.40%	100.00%
4.	Douglas W. Diamond	173,010,169	388,965	173,399,134.00	99.78%	0.22%	100.00%
5.	Darrell Duffie	173,050,815	348,319	173,399,134.00	99.80%	0.20%	100.00%
6.	Francis A. Longstaff	173,044,151	354,983	173,399,134.00	99.80%	0.20%	100.00%
7.	Gerard K. O’Reilly	173,019,783	379,351	173,399,134.00	99.78%	0.22%	100.00%
8.	Abbie J. Smith	172,734,769	664,365	173,399,134.00	99.62%	0.38%	100.00%
9.	Heather E. Tookes	173,014,750	384,384	173,399,134.00	99.78%	0.22%	100.00%
10. Ingrid M. Werner		172,944,734	454,400	173,399,134.00	99.74%	0.26%	100.00%

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043022-001SI 00274960

THE DFA SHORT TERM INVESTMENT FUND

SEMI-ANNUAL REPORT

SIX MONTHS ENDED APRIL 30, 2022

(UNAUDITED)

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Portfolio Holdings

April 30, 2022 (Unaudited)

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2022:

Security Allocation	Percent of Investments
Commercial Paper	52.5%
Yankee Certificates of Deposit	19.0
U.S. Treasury Obligations	14.8
Repurchase Agreements	13.7

Total Investments	100.0%

See Accompanying Notes to Financial Statements.

3

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

April 30, 2022 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Fair Value $
COMMERCIAL PAPER - 52.5%
(r)++ANZ Banking Group, Ltd.	0.43% (SOFR + 15 bps)	08/10/22	50,000,000	49,988,422
(r)++ANZ Banking Group, Ltd.	0.43% (SOFR + 15 bps)	08/18/22	42,000,000	41,990,164
(r)++ANZ Banking Group, Ltd.	0.47% (SOFR + 19 bps)	10/07/22	75,000,000	74,957,813
(r)++ANZ Banking Group, Ltd.	0.43% (SOFR + 15 bps)	10/18/22	100,000,000	99,908,930
(y)++Archer-Daniels-Midland	0.34%	05/05/22	146,000,000	145,990,827
(r)++Bank of Nova Scotia	0.43% (SOFR + 15 bps)	05/18/22	40,000,000	40,000,569
(y)Banque Et Caisse Epargne	0.55%	05/12/22	13,000,000	12,997,427
(y)++BNG Bank NV	0.75%	05/31/22	125,000,000	124,917,555
(y)++Caisse Des Depots Et Consignations	0.39%	05/04/22	100,000,000	99,993,319
(y)++Caisse Des Depots Et Consignations	0.60%	05/23/22	150,000,000	149,930,100
(r)++Canadian Imperial Bank of Commerce	0.47% (SOFR + 19 bps)	11/04/22	75,000,000	74,924,157
(r)++Commonwealth Bank of Australia	0.43% (SOFR + 15 bps)	05/24/22	50,000,000	49,999,687
(r)++Commonwealth Bank of Australia	0.39% (SOFR + 11 bps)	06/23/22	100,000,000	99,980,386
(r)++Commonwealth Bank of Australia	0.45% (SOFR + 17 bps)	08/12/22	75,000,000	74,967,221
(r)++Commonwealth Bank of Australia	0.46% (SOFR + 18 bps)	09/01/22	75,000,000	74,958,388
(r)++Commonwealth Bank of Australia	0.41% (SOFR + 13 bps)	09/29/22	62,000,000	61,944,490
(y)Cooperatieve Rabobank UA	0.33%	05/04/22	115,000,000	114,994,234
(y)++DNB NOR Bank ASA	0.34%	05/06/22	100,000,000	99,991,833
(y)++DNB NOR Bank ASA	0.45%	05/10/22	100,000,000	99,985,731
(y)++DNB NOR Bank ASA	0.41%	05/12/22	75,000,000	74,986,730
(y)++DNB NOR Bank ASA	0.51%	05/19/22	150,000,000	149,952,333
(y)++Equinor ASA	0.34%	05/02/22	300,000,000	299,990,349
(y)++Erste Abwicklungsanstalt	0.32%	05/10/22	100,000,000	99,984,569
(y)European Investment Bank	0.34%	05/06/22	250,000,000	249,982,015
(y)++FMS Wertmanagement	0.50%	05/13/22	85,000,000	84,980,894
(y)++John Deere Bank SA	0.53%	05/24/22	100,000,000	99,958,542
(y)++John Deere Bank SA	0.69%	06/14/22	100,000,000	99,907,872
(y)++Kimberly-Clark Worldwide	0.48%	05/11/22	44,100,000	44,092,121
(y)++Kreditanstalt Fur Wiederaufbau	0.41%	05/02/22	82,750,000	82,747,490
(y)++Kreditanstalt Fur Wiederaufbau	0.35%	05/05/22	80,000,000	79,994,280
(y)++Kreditanstalt Fur Wiederaufbau	0.35%	05/06/22	35,000,000	34,996,938
(y)++Mizuho Bank, Ltd.	0.65%	05/27/22	32,000,000	31,983,424
(r)++National Australia Bank, Ltd.	0.38% (SOFR + 10 bps)	05/06/22	75,000,000	74,999,374
(r)++National Australia Bank, Ltd.	0.49% (SOFR + 21 bps)	06/03/22	68,000,000	68,001,982
(r)++National Australia Bank, Ltd.	0.68% (SOFR + 40 bps)	01/20/23	125,000,000	124,960,394
(y)++Nederlandse Waterschaps NV	0.50%	05/09/22	200,000,000	199,972,000
(y)++Nestle Capital Corp.	0.50%	05/09/22	38,535,000	38,530,376
(y)++Nestle Capital Corp.	0.47%	05/12/22	98,000,000	97,983,651
(y)++Nestle Finance International, Ltd.	0.60%	05/31/22	200,000,000	199,886,044
(y)++Nordea Bank AB	0.24%	05/02/22	100,000,000	99,996,975
(y)++NRW.Bank	0.42%	05/05/22	150,000,000	149,987,100
(y)++NRW.Bank	0.66%	05/10/22	150,000,000	149,972,042
(y)++NRW.Bank	0.50%	05/16/22	65,000,000	64,978,729
(y)Oesterreich Kontrollbank	0.45%	05/11/22	177,600,000	177,568,861
(y)Oesterreich Kontrollbank	0.60%	05/23/22	29,000,000	28,986,795
(y)Oesterreich Kontrollbank	0.55%	05/31/22	94,000,000	93,938,001
(y)Province of Ontario Canada	0.34%	05/12/22	100,000,000	99,982,775
(y)++Province of Quebec Canada	0.34%	05/12/22	50,000,000	49,991,387
(y)++PSP Capital, Inc.	0.33%	05/06/22	100,000,000	99,991,833
(y)++PSP Capital, Inc.	0.32%	05/09/22	50,000,000	49,993,278
(y)++Roche Holdings, Inc.	0.30%	05/03/22	40,000,000	39,998,484
(r)++Royal Bank of Canada NY	0.41% (SOFR + 13 bps)	06/07/22	75,000,000	74,994,781
(r)++Royal Bank of Canada NY	0.42% (SOFR + 14 bps)	09/16/22	100,000,000	99,930,086
(r)++Royal Bank of Canada NY	0.43% (SOFR + 15 bps)	10/11/22	50,000,000	49,961,109
(r)++Royal Bank of Canada NY	0.83% (SOFR + 55 bps)	05/26/23	35,000,000	35,004,060
(y)++Siemens Capital Co. LLC	0.32%	05/09/22	75,000,000	74,991,062
(y)++Siemens Capital Co. LLC	0.35%	05/12/22	100,000,000	99,982,775
(y)++Skandinaviska Enskilda Banken AB	0.41%	05/04/22	177,000,000	176,990,633
(y)++Skandinaviska Enskilda Banken AB	0.84%	06/16/22	53,700,000	53,639,140
(y)++Skandinaviska Enskilda Banken AB	0.72%	06/21/22	50,000,000	49,935,002
(r)++Svenska Handelsbank, Inc.	0.68% (SOFR + 40 bps)	03/01/23	100,000,000	99,940,700
(y)Swedbank	0.39%	05/02/22	50,000,000	49,998,621
(y)Swedbank	0.39%	05/03/22	100,000,000	99,996,122
(y)Swedbank	0.40%	05/09/22	100,000,000	99,987,694
(r)Swedbank	0.63% (SOFR + 35 bps)	10/20/22	100,000,000	99,984,556
(r)Toronto Dominion Bank NY	0.43%	08/19/22	50,000,000	49,988,015

See Accompanying Notes to Financial Statements.

4

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

April 30, 2022 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Fair Value $
COMMERCIAL PAPER - 52.5% (continued)
(r)Toronto Dominion Bank NY	0.25%	10/12/22	100,000,000	99,906,546
(y)++Total Capital Canada, Ltd.	0.40%	05/02/22	20,000,000	19,999,373
(y)++Total Capital Canada, Ltd.	0.45%	05/04/22	30,000,000	29,998,279
(y)++Total Capital Canada, Ltd.	0.47%	05/05/22	202,500,000	202,485,454
(y)++Total Capital Canada, Ltd.	0.60%	05/12/22	20,000,000	19,995,342
(y)Toyota Motor Credit Corp.	0.55%	05/09/22	100,000,000	99,985,056
(r)++United Overseas Bank	0.37% (SOFR + 15 bps)	08/10/22	100,000,000	99,952,267
(r)++United Overseas Bank	0.49% (SOFR + 20 bps)	11/28/22	100,000,000	99,886,657
(y)++Wal Mart Stores, Inc.	0.36%	05/02/22	126,750,000	126,746,398
(y)++Wal Mart Stores, Inc.	0.37%	05/09/22	115,000,000	114,985,593
(r)++Westpac Banking Corp.	0.66% (SOFR + 38 bps)	07/18/22	45,000,000	45,008,290
(r)++Westpac Banking Corp.	0.71% (SOFR + 43 bps)	03/29/23	70,000,000	69,999,999

TOTAL COMMERCIAL PAPER (Cost $7,181,053,757)			7,181,935,000	7,179,972,501

YANKEE CERTIFICATES OF DEPOSIT - 19.0%
(r)Bank of Montreal Chicago	0.43% (SOFR + 15 bps)	09/15/22	100,000,000	99,926,732
(r)Bank of Montreal Chicago	0.57% (SOFR + 29 bps)	02/28/23	125,000,000	124,841,704
(r)Bank of Montreal Chicago	0.68% (SOFR + 40 bps)	03/02/23	50,000,000	49,982,977
(r)Bank of Montreal Chicago	1.00% (SOFR + 72 bps)	03/15/23	150,000,000	150,371,654
(r)Bank of Nova Scotia	0.46% (SOFR + 18 bps)	05/06/22	50,000,000	50,001,650
(r)Bank of Nova Scotia	0.45% (SOFR + 17 bps)	09/12/22	40,000,000	39,974,351
(r)Bank of Nova Scotia	0.43% (SOFR + 15 bps)	10/20/22	25,000,000	24,974,186
(r)Bank of Nova Scotia	0.43% (SOFR + 15 bps)	10/24/22	25,000,000	24,973,102
(r)Bank of Nova Scotia	0.46% (SOFR + 18 bps)	11/09/22	100,000,000	99,895,171
(r)Canadian Imperial Bank of Commerce	0.44% (SOFR + 16 bps)	09/07/22	75,000,000	74,968,110
(r)Canadian Imperial Bank of Commerce	0.42% (SOFR + 14 bps)	10/12/22	50,000,000	49,954,435
(r)Canadian Imperial Bank of Commerce	0.53% (SOFR + 25 bps)	02/06/23	50,000,000	49,925,551
(r)Canadian Imperial Bank of Commerce	0.68% (SOFR + 40 bps)	03/01/23	150,000,000	149,941,545
(r)Commonwealth Bank of Australia	0.43% (SOFR + 15 bps)	08/08/22	30,000,000	29,986,126
(r)Commonwealth Bank of Australia	0.84% (SOFR + 57 bps)	11/21/22	50,000,000	50,057,892
(r)Cooperatieve Rabobank UA	0.41% (SOFR + 13 bps)	06/16/22	100,000,000	99,988,003
(r)Cooperatieve Rabobank UA	0.40% (SOFR + 12 bps)	09/02/22	100,000,000	99,933,579
(r)Cooperatieve Rabobank UA	0.46% (SOFR + 18 bps)	10/27/22	100,000,000	99,918,737
(r)Nordea Bank AB	0.44% (SOFR + 16 bps)	08/15/22	50,000,000	49,978,722
(r)Nordea Bank AB	0.77% (SOFR + 49 bps)	09/21/22	100,000,000	100,062,331
(r)Nordea Bank AB	0.44% (SOFR + 16 bps)	10/24/22	100,000,000	99,887,974
(r)Nordea Bank AB	0.51% (SOFR + 23 bps)	02/15/23	75,000,000	74,880,584
(r)Royal Bank of Canada NY	0.43% (SOFR + 15 bps)	08/09/22	70,000,000	69,968,703
(r)Royal Bank of Canada NY	0.43% (SOFR + 15 bps)	10/24/22	100,000,000	99,916,081
(r)Svenska Handelsbank, Inc.	0.44% (SOFR + 16 bps)	08/09/22	75,000,000	74,966,892
(r)Svenska Handelsbank, Inc.	0.53% (SOFR + 25 bps)	12/02/22	100,000,000	99,903,777
(r)Svenska Handelsbank, Inc.	0.71% (SOFR + 43 bps)	12/29/22	100,000,000	100,010,738
(r)Toronto Dominion Bank NY	0.44% (SOFR + 17 bps)	05/25/22	80,000,000	80,000,503
(r)Toronto Dominion Bank NY	0.42%	06/24/22	100,000,000	99,988,283
(r)Westpac Banking Corp.	0.41% (SOFR + 13 bps)	05/09/22	73,000,000	73,001,962
(r)Westpac Banking Corp.	0.41% (SOFR + 13 bps)	07/08/22	75,000,000	74,976,245
(r)Westpac Banking Corp.	0.41% (SOFR + 13 bps)	09/09/22	75,000,000	74,958,480
(r)Westpac Banking Corp.	0.51% (SOFR + 23 bps)	02/16/23	60,000,000	59,903,612

TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,603,000,824)			2,603,000,000	2,602,020,392

REPURCHASE AGREEMENTS - 13.7%
Barclays Bank PLC (Purchased on 4/30/22, proceeds at maturity $300,007,500, collateralized by various U.S. Treasury Obligations, 0.00% - 2.88%, 8/11/22 - 5/15/28, market value $306,000,085)	0.30%	05/02/22	300,000,000	300,000,000
BofA Securities, Inc. (Purchased on 4/30/22, proceeds at maturity $100,002,250, collateralized by U.S. Treasury Obligation, 0.13%, 4/15/27, market value $102,000,043)	0.27%	05/02/22	100,000,000	100,000,000
Goldman Sachs & Co. LLC (Purchased on 4/30/22, proceeds at maturity $225,005,625, collateralized by various U.S. Treasury Obligations, 2.50% - 3.00%, 6/20/50 - 3/20/51, market value $229,500,000)	0.30%	05/02/22	225,000,000	225,000,000
J.P. Morgan Securities LLC (Purchased on 4/30/22, proceeds at maturity $350,008,750, collateralized by various U.S. Treasury Obligations, 1.50% - 7.50%, 6/15/26 - 1/20/62, market value $357,000,000)	0.30%	05/02/22	350,000,000	350,000,000
Mizuho Securities USA LLC (Purchased on 4/30/22, proceeds at maturity $100,002,333, collateralized by various U.S. Treasury Obligations, 0.13% - 2.88%, 8/31/22 - 11/15/30, market value $102,000,080)	0.28%	05/02/22	100,000,000	100,000,000

See Accompanying Notes to Financial Statements.

5

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

April 30, 2022 (Unaudited)

Security Description	Rate	Maturity	Face Amount $	Fair Value $
REPURCHASE AGREEMENTS - 13.7% (continued)
RBC Dominion Securities Inc. (Purchased on 4/30/22, proceeds at maturity $450,010,500, collateralized by various U.S. Treasury Obligations, 0.00% - 6.00%, 9/22/22 - 8/15/31, market value $459,000,020)	0.28%	05/02/22	450,000,000	450,000,000
TD Securities (USA) LLC (Purchased on 4/30/22, proceeds at maturity $350,008,750, collateralized by various U.S. Government Agency Obligations, 0.00% - 7.25%, 5/4/22 - 9/15/31, market value $357,000,995)	0.30%	05/02/22	350,000,000	350,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,875,000,000)			1,875,000,000	1,875,000,000

U.S. TREASURY OBLIGATIONS - 14.8%
(y)U.S. Treasury Bill	0.32%	05/24/22	150,000,000	149,973,647
(y)U.S. Treasury Bill	0.36%	05/26/22	100,000,000	99,978,317
(y)U.S. Treasury Bill	0.37%	05/31/22	150,000,000	149,959,822
(y)U.S. Treasury Bill	0.50%	06/14/22	150,000,000	149,919,824
(y)U.S. Treasury Bill	0.40%	06/16/22	200,000,000	199,888,906
(y)U.S. Treasury Bill	0.48%	06/21/22	150,000,000	149,882,987
(r)U.S. Treasury Note	0.95% (USBMMY3M + 6 bps)	07/31/22	150,000,000	150,075,597
(r)U.S. Treasury Note	0.95% (USBMMY3M + 6 bps)	10/31/22	350,000,000	350,338,740
(r)U.S. Treasury Note	0.94% (USBMMY3M + 5 bps)	01/31/23	150,000,000	150,166,005
(r)U.S. Treasury Note	0.93% (USBMMY3M + 3 bps)	04/30/23	150,000,000	150,182,082
(r)U.S. Treasury Note	0.92% (USBMMY3M + 3 bps)	07/31/23	125,000,000	125,197,866
(r)U.S. Treasury Note	0.88% (USBMMY3M - 1 bps)	01/31/24	200,000,000	200,253,530

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,024,794,500)			2,025,000,000	2,025,817,323

TOTAL INVESTMENTS (Cost $13,683,849,081) - 100.0%				$13,682,810,216

SOFR—Secured Overnight Financing Rate

USBMMY3M—U.S. Treasury 3 Month Bill Money Market Yield

++

Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2022 was $5,801,675,783 which represented 42.0% of the total investments of the Fund.

(r)	The adjustable/variable rate shown is effective as of April 30, 2022.
(y)	The rate shown is the effective yield.

See Accompanying Notes to Financial Statements.

6

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022 (Unaudited)

ASSETS:
Investments, at value	$11,807,810,216
Repurchase agreements, at value	1,875,000,000

Total Investments	13,682,810,216

Cash	1,824,029,309
Loans Receivable from Affiliated Fund	126,198,300
Interest receivable	3,312,650
Prepaid expenses	353,025

Total Assets	15,636,703,500

LIABILITIES:
Payable for investments purchased	638,483,260
Distributions payable	4,563,146
Accrued expenses and other payables:
Investment Management Fees	606,543
CCO Fees	2,559
Director/Trustee Fees	520,027
Professional Fees	49,516
Transfer Agent Fees	3,540
Other Expenses	55,385

Total Liabilities	644,283,976

Net Assets	$14,992,419,524

NET ASSETS CONSIST OF:
Capital	$14,997,164,626
Total Distributable Earnings (Loss)	(4,745,102)

NET ASSETS	$14,992,419,524

Shares of Beneficial Interest (unlimited number of shares authorized, no par value)	1,296,088,002

Net Asset Value (offering and redemption price per share)	$11.5674	(a)

Investments at cost	$13,683,849,081

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See Accompanying Notes to Financial Statements.

7

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

INVESTMENT INCOME:
Interest	$13,444,527

Total Investment Income	13,444,527

EXPENSES:
Investment Management Fees	3,365,998
Administration Fees	189,761
CCO Fees	3,396
Director/Trustee Fees	30,142
Professional Fees	42,982
Transfer Agent Fees	59,730
Other Expenses	94,580

Total Expenses Before Fee Reductions	3,786,589

Fees Paid Indirectly	(189,761)

Net Expenses	3,596,828

Net Investment Income	9,847,699

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Losses from Investment Transactions	(136,787)
Net Change in Unrealized Depreciation on Investments	(1,222,403)

Net Realized and Unrealized Losses from Investments	(1,359,190)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,488,509

See Accompanying Notes to Financial Statements.

8

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2022	For the Year Ended October 31, 2021
	(Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net Investment Income	$9,847,699	$6,593,409
Net Realized Gains (Losses) from Investment Transactions	(136,787)	252,518
Net Change in Unrealized Depreciation on Investments	(1,222,403)	(1,702,800)

Change in net assets resulting from operations	8,488,509	5,143,127

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions Paid	(10,440,715)	(6,593,409)

Change in Net Assets from Distributions to Shareholders	(10,440,715)	(6,593,409)

CAPITAL TRANSACTIONS:
Proceeds from Shares Issued	46,423,606,219	74,119,274,573
Dividends Reinvested	838	845
Cost of Shares Redeemed	(43,432,392,533)	(70,898,717,300)

Change in Net Assets from Capital Transactions	2,991,214,524	3,220,558,118

Change in Net Assets	2,989,262,318	3,219,107,836
NET ASSETS:
Beginning of Period	12,003,157,206	8,784,049,370

End of Period	$14,992,419,524	$12,003,157,206

SHARES TRANSACTIONS:
Shares Issued	4,013,257,272	6,406,047,948
Reinvested	12	73
Shares Redeemed	(3,754,650,215)	(6,127,703,226)

Change in Shares	258,607,069	278,344,795

See Accompanying Notes to Financial Statements.

9

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	For The Period Ended April 30, 2022		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
	(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.5695		$11.5711	$11.5707	$11.5703	$11.5715	$11.5723

INVESTMENT ACTIVITIES:
Net Investment Income	0.0081		0.0074	0.0888	0.2746	0.2041	0.1090
Net Realized and Unrealized Gain/(Losses) on Investments	(0.0017)		(0.0017)	0.0004	0.0004	(0.0012)	(0.0007)

Total from Investment Activities	0.0064		0.0057	0.0892	0.2750	0.2029	0.1083

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income	(0.0085)		(0.0073)	(0.0888)	(0.2746)	(0.2041)	(0.1091)
Net Realized Gains	—		—	—	— (a)	— (a)	— (a)

TOTAL DISTRIBUTIONS	(0.0085)		(0.0073)	(0.0888)	(0.2746)	(0.2041)	(0.1091)

Net Asset Value, End of Period	$11.5674		$11.5695	$11.5711	$11.5707	$11.5703	$11.5715

Total Return	0.05	%(b)	0.05%	0.77%	2.41%	1.77%	0.94%
SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000’s)	$14,992,420		$12,003,157	$8,784,049	$16,363,197	$20,777,502	$25,276,452
Ratios to Average Net Assets:
Net Investment Income(c)	0.15%		0.06%	0.88%	2.38%	1.74%	0.95%
Gross Expenses(c)	0.06%		0.06%	0.06%	0.06%	0.06%	0.06%
Net Expenses(c)(d)	0.05%		0.06%	0.05%	0.05%	0.05%	0.05%

(a)	Amount less than $0.005.
(b)	Not annualized.
(c)	Annualized for periods less than one year.
(d)	Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

See Accompanying Notes to Financial Statements.

10

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements

April 30, 2022 (Unaudited)

A. ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten series, one of which, The DFA Short Term Investment Fund (the “Fund”), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the “Board”), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION – The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

• Level 1	–	Inputs are quoted prices in active markets for identical securities.

• Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Fund’s investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When determining the fair value of the Fund’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

11

The following table provides the fair value measurements of the Fund’s investments by level within the fair value hierarchy as of April 30, 2022:

	LEVEL 1 INVESTMENTS IN SECURITIES	LEVEL 2 INVESTMENTS IN SECURITIES	LEVEL 3 INVESTMENTS IN SECURITIES
THE DFA SHORT TERM INVESTMENT FUND
Commercial Paper	$—	$7,179,972,501	$—
Yankee Certificates of Deposit	—	2,602,020,392	—
Repurchase Agreements	—	1,875,000,000	—
U.S. Treasury Obligations	—	2,025,817,323	—

Total Investments	$—	$13,682,810,216	$—

2. DEFERRED COMPENSATION PLAN – Each eligible trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; DFA Inflation Protected Securities Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Director/Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

At April 30, 2022, the Fund’s total liability of $290,680 for deferred compensation to Trustees is included in the “Director/Trustee Fees” payable (a line item which also includes Trustee fees/expenses) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME – Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

4. ALLOCATIONS – The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund’s investment adviser (the “Advisor” or “DFA”), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

12

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2022 (Unaudited)

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2021, attributable to distribution redesignations.

As of April 30, 2022, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
The DFA Short Term Investment Fund	$13,683,849,081	$1,593,542	$(2,632,407)	$(1,038,865)

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2020 and October 31, 2021, was as follows:

	Distributions Paid From

	Net Investment Income	Long-Term Capital Gains	Total Distributions Paid
The DFA Short Term Investment Fund
2021	$7,211,693	$—	$7,211,693
2020	132,105,179	—	132,105,179

As of October 31, 2021, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed

	Ordinary Income	Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital And Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
The DFA Short Term Investment Fund	$904,379	$—	$904,379	$(350,023)	$(2,810,125)	$183,538	$(2,072,231)

13

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS – The Fund may engage in repurchase agreement (“RA”) transactions with counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor. The Fund, through its custodian, receives delivery of underlying securities collateralizing an RA. Collateral for certain tri-party RAs is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. RA transactions involve certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund’s ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

RAs permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER – Dimensional Fund Advisors LP serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the “Investment Management Agreement”), the Advisor manages the investment and reinvestment of the Fund’s assets. DFA has served as the Fund’s investment advisor since the Fund’s commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES – Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. Amounts paid to the Trust’s CCO are reflected on the Statement of Operations as “CCO fees”.

At April 30, 2022, the following number of shareholders held the approximate percentage of the Fund’s outstanding shares:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
The DFA Short Term Investment Fund	3	28%

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 calendar days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. During the fiscal period, interest rates were at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

The Fund is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 2, 2022. A similar line of credit for $700 million was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total

14

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

April 30, 2022 (Unaudited)

borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 1, 2023. There were no borrowings by the Fund under this line of credit during the six-month period ended April 30, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six-month period ended April 30, 2022, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

Lender	Weighted Average Loan Balance	Number of Days Outstanding*	Weighted Average Annualized Interest Rate	Interest Income (Expense)
The DFA Short Term Investment Fund	$84,050	10	0.57%	$12

*	Number of Days Outstanding represents the total of single or consecutive days during the period ended April 30, 2022, that the Fund’s interfund lending program was used.

H. RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

On December 3, 2020, the Securities and Exchange Commission (SEC) adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

15

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (concluded)

April 30, 2022 (Unaudited)

I. RUSSIA AND UKRAINE CONFLICT

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long that conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Fund.

J. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

16

THE DFA SHORT TERM INVESTMENT FUND

Results of the Shareholder Meeting

April 30, 2022 (Unaudited)

On December 29, 2021, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DFAITC, including the Fund. The results of the voting were as follows:

DFAITC

Proposal: Election of Trustees*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	1,338,053,388	7,752,954	1,345,806,342	99.42%	0.58%	100.00%
2. David P. Butler	1,310,184,308	35,622,034	1,345,806,342	97.35%	2.65%	100.00%
3. George M Constantinides	1,293,129,780	52,676,562	1,345,806,342	96.09%	3.91%	100.00%
4. Douglas W. Diamond	1,309,663,859	36,142,483	1,345,806,342	97.31%	2.69%	100.00%
5. Darrell Duffie	1,310,016,601	35,789,741	1,345,806,342	97.34%	2.66%	100.00%
6. Francis A. Longstaff	1,338,492,235	7,314,108	1,345,806,342	99.46%	0.54%	100.00%
7. Gerard K. O’Reilly	1,310,259,985	35,546,357	1,345,806,342	97.36%	2.64%	100.00%
8. Abbie J. Smith	1,294,152,136	51,654,207	1,345,806,342	96.16%	3.84%	100.00%
9. Heather E. Tookes	1,338,526,033	7,280,309	1,345,806,342	99.46%	0.54%	100.00%
10. Ingrid M. Werner	1,310,401,509	35,404,834	1,345,806,342	97.37%	2.63%	100.00%

*	Results are for all series within DFAITC

17

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information

April 30, 2022 (Unaudited)

EXPENSE EXAMPLES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the table under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio During Period 11/1/21 - 4/30/22
The DFA Short Term Investment Fund	Actual	$1,000.00	$1,000.50	$0.27	0.05%
	Hypothetical	1,000.00	1,024.53	0.27	0.05

(1)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six- month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

18

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all money market funds publish their holdings on a monthly basis on the fund’s website and file a complete Schedule of Investments with the SEC monthly on Form N-MFP. Such Form N-MFP filing must be made within five business days of the end of the month. They are available on the Fund’s website at http://us.dimensional.com/dfa-short-term-investment-fund, or by visiting the SEC’s website at http://www.sec.gov.

19

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Trustees of The DFA Investment Trust Company (the “Board”) considered the continuation of the investment management agreement (the “Management Agreement”) for the portfolio (the “Fund”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Access Data Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that after considering the Fund’s investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Fund and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

20

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (7.9%)
	Activision Blizzard, Inc.	914,042	$69,101,575
	AT&T, Inc.	21,707,840	409,409,862
*	Charter Communications, Inc., Class A	796	341,078
	Comcast Corp., Class A	13,782,625	547,997,170
# *	DISH Network Corp., Class A	655,458	18,687,108
	Electronic Arts, Inc.	14,953	1,765,202
#	Fox Corp., Class A	1,012,263	36,279,506
	Fox Corp., Class B	398,625	13,250,295
	Interpublic Group of Cos., Inc.	975,627	31,824,953
*	Liberty Broadband Corp., Class A	27,366	2,946,224
*	Liberty Broadband Corp., Class C	255,397	28,558,492
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,255,515
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,562	4,896,769
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	6,572,581
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	15,014,650
#	Lumen Technologies, Inc.	6,413,688	64,521,701
# *	Madison Square Garden Entertainment Corp.	8,266	605,484
	News Corp., Class A	579,629	11,511,432
	News Corp., Class B	64,856	1,291,283
	Omnicom Group, Inc.	60,652	4,617,437
#	Paramount Global, Class A	2,909	91,779
#	Paramount Global, Class B	1,966,931	57,277,031
*	T-Mobile U.S., Inc.	1,375,885	169,426,479
	Verizon Communications, Inc.	7,271,416	336,666,561
*	Walt Disney Co.	2,075,362	231,672,660
*	Warner Bros Discovery, Inc.	7,788,847	141,367,573
*	Zynga, Inc., Class A	10,500	86,835

TOTAL COMMUNICATION SERVICES			2,208,037,235

CONSUMER DISCRETIONARY — (6.0%)
#	Advance Auto Parts, Inc.	260,851	52,073,685
*	Aptiv PLC	232,008	24,685,651
	Aramark	806,008	29,217,790
	Autoliv, Inc.	311,379	22,942,405
	BorgWarner, Inc.	1,106,571	40,755,010
*	Capri Holdings Ltd.	28,630	1,365,651
# *	CarMax, Inc.	375,975	32,251,136
# *	Carnival Corp.	1,380,879	23,889,207
#	Dick’s Sporting Goods, Inc.	20,800	2,005,536
*	Dollar Tree, Inc.	570,583	92,691,208
	DR Horton, Inc.	2,915,899	202,917,411
	eBay, Inc.	1,566,485	81,331,901
	Ford Motor Co.	7,664,173	108,524,690
	Garmin Ltd.	539,512	59,206,047
*	General Motors Co.	4,580,910	173,662,298
	Gentex Corp.	998,057	29,292,973
	Genuine Parts Co.	7,025	913,601
#	Hasbro, Inc.	36,378	3,203,447
# *	Hyatt Hotels Corp., Class A	135,848	12,900,126
	Lear Corp.	354,145	45,309,311
	Lennar Corp., Class A	1,101,303	84,238,666
#	Lennar Corp., Class B	37,985	2,476,622
#	Lithia Motors, Inc.	108,700	30,776,231

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	1,704,698	$84,604,162
	MGM Resorts International	1,571,958	64,513,156
# *	Mohawk Industries, Inc.	537,937	75,881,393
#	Newell Brands, Inc.	423,698	9,808,609
*	Norwegian Cruise Line Holdings Ltd.	89,903	1,800,757
	PulteGroup, Inc.	2,270,502	94,816,164
#	Qurate Retail, Inc., Class A	63,525	267,440
	Ralph Lauren Corp.	234,179	24,434,237
# *	Royal Caribbean Cruises Ltd.	573,904	44,609,558
	Tapestry, Inc.	359,369	11,830,428
#	Toll Brothers, Inc.	50,066	2,321,560
#	Whirlpool Corp.	492,212	89,346,322

TOTAL CONSUMER DISCRETIONARY			1,660,864,389

CONSUMER STAPLES — (6.7%)
	Archer-Daniels-Midland Co.	1,132,777	101,451,508
# *	BellRing Brands, Inc.	100,936	2,163,059
	Bunge Ltd.	586,403	66,333,907
#	Campbell Soup Co.	75,842	3,581,259
	Conagra Brands, Inc.	713,685	24,929,017
	Constellation Brands, Inc., Class A	304,615	74,962,705
*	Darling Ingredients, Inc.	496,900	36,467,491
	General Mills, Inc.	2,009,243	142,113,757
	Hormel Foods Corp.	256,836	13,455,638
	Ingredion, Inc.	6,180	525,980
#	J M Smucker Co.	671,754	91,983,275
	Keurig Dr Pepper, Inc.	148,700	5,561,380
	Kraft Heinz Co.	921,270	39,273,740
	Kroger Co.	3,344,736	180,481,955
#	McCormick & Co., Inc.	34,185	3,437,986
#	Molson Coors Beverage Co., Class B	452,391	24,492,449
	Mondelez International, Inc., Class A	3,256,041	209,949,524
*	Pilgrim’s Pride Corp.	6,211	176,082
*	Post Holdings, Inc.	79,616	5,922,634
	Seaboard Corp.	13	54,925
	Tyson Foods, Inc., Class A	1,703,838	158,729,548
*	U.S. Foods Holding Corp.	810,698	30,498,459
	Walgreens Boots Alliance, Inc.	2,588,255	109,742,012
	Walmart, Inc.	3,565,991	545,560,963

TOTAL CONSUMER STAPLES			1,871,849,253

ENERGY — (11.6%)
	Baker Hughes Co.	835,609	25,920,591
	Cabot Oil & Gas Corp.	98,982	2,849,692
	Chevron Corp.	3,426,054	536,759,880
	ConocoPhillips	5,239,620	500,488,502
	Continental Resources, Inc.	7,637	424,388
	Devon Energy Corp.	1,255,473	73,030,864
	Diamondback Energy, Inc.	5,037	635,821
	EOG Resources, Inc.	1,171,923	136,833,730
	Exxon Mobil Corp.	8,006,417	682,547,049
	Halliburton Co.	1,791,236	63,803,826
	Hess Corp.	1,054,481	108,685,357
*	HF Sinclair Corp.	392	14,904
	Kinder Morgan, Inc.	4,353,789	79,021,270
	Marathon Oil Corp.	61,769	1,539,283
	Marathon Petroleum Corp.	1,362,907	118,927,265
#	NOV, Inc.	23,459	425,312

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Occidental Petroleum Corp.	3,835,861	$211,317,583
	ONEOK, Inc.	1,043,234	66,068,009
	Phillips 66.	938,504	81,424,607
	Pioneer Natural Resources Co	483,420	112,380,647
	Schlumberger NV.	4,645,370	181,215,884
	Targa Resources Corp.	438,261	32,172,740
	Valero Energy Corp.	903,791	100,754,621
	Williams Cos., Inc.	3,732,198	127,977,069

TOTAL ENERGY.			3,245,218,894

FINANCIALS — (19.2%)
	Aflac, Inc.	1,552,844	88,946,904
*	Alleghany Corp.	32,173	26,912,715
	Allstate Corp.	879,506	111,292,689
	Ally Financial, Inc.	2,929,513	117,063,340
	American Financial Group, Inc.	324,322	44,912,111
	American International Group, Inc.	1,394,312	81,581,195
	Apollo Global Management, Inc.	140,892	7,010,786
*	Arch Capital Group Ltd.	522,976	23,884,314
	Assurant, Inc.	225,564	41,025,580
	Axis Capital Holdings Ltd.	3,443	197,387
	Bank of America Corp.	8,459,338	301,829,180
	Bank of New York Mellon Corp.	2,367,972	99,596,902
*	Berkshire Hathaway, Inc., Class B	1,865,663	602,291,986
#	BOK Financial Corp.	6,114	507,034
	Capital One Financial Corp.	1,481,334	184,603,843
	Charles Schwab Corp.	3,700	245,421
	Chubb Ltd.	588,566	121,509,451
	Citigroup, Inc.	4,211,758	203,048,853
	Citizens Financial Group, Inc.	925,776	36,475,574
	CNA Financial Corp.	188,355	8,935,561
	Comerica, Inc.	155,103	12,702,936
	East West Bancorp, Inc.	105,524	7,523,861
	Equitable Holdings, Inc.	10,374	299,082
	Everest Re Group Ltd.	89,259	24,520,340
	Fidelity National Financial, Inc.	33,039	1,315,613
	Fifth Third Bancorp	4,059,593	152,356,525
	First Horizon Corp.	75,600	1,691,928
#	Franklin Resources, Inc.	55,372	1,361,597
	Goldman Sachs Group, Inc.	1,053,078	321,704,798
	Hartford Financial Services Group, Inc.	2,301,121	160,917,392
#	Huntington Bancshares, Inc.	3,232,098	42,502,089
#	Invesco Ltd.	245,316	4,508,908
#	Jefferies Financial Group, Inc.	303,442	9,333,876
	JPMorgan Chase & Co.	5,744,861	685,706,609
	KeyCorp.	3,705,439	71,552,027
	Lincoln National Corp.	402,639	24,218,736
	Loews Corp.	912,236	57,324,910
	M&T Bank Corp.	214,257	35,703,787
*	Markel Corp.	1,271	1,720,019
	MetLife, Inc.	948,349	62,287,562
	Morgan Stanley	3,447,111	277,802,676
	Northern Trust Corp.	7,507	773,596
#	Old Republic International Corp.	748,155	16,466,892
	PNC Financial Services Group, Inc.	1,100,011	182,711,827
#	Principal Financial Group, Inc.	1,640,730	111,799,342
#	Prosperity Bancshares, Inc.	10,200	666,876
	Prudential Financial, Inc.	708,192	76,845,914
	Raymond James Financial, Inc.	2,229	217,238

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	5,577,353	$115,562,754
	Reinsurance Group of America, Inc.	761	81,671
	RenaissanceRe Holdings Ltd.	3,923	563,029
	Signature Bank	400	96,900
	State Street Corp.	482,583	32,318,584
	Synchrony Financial	1,231,284	45,323,564
	Synovus Financial Corp.	13,039	541,640
	Travelers Cos., Inc.	1,136,535	194,415,677
	Truist Financial Corp.	2,893,413	139,896,519
	U.S. Bancorp	1,398,004	67,887,074
	Unum Group	30,296	924,634
	Wells Fargo & Co.	5,597,864	244,234,806
	WR Berkley Corp.	181,956	12,098,254
	Zions Bancorp NA	744,970	42,098,255

TOTAL FINANCIALS			5,344,451,143

HEALTH CARE — (16.6%)
	Abbott Laboratories	290,207	32,938,494
	AbbVie, Inc.	6,916	1,015,822
	Anthem, Inc.	786,917	394,977,250
	Baxter International, Inc.	706,909	50,232,953
	Becton Dickinson & Co.	219,415	54,237,194
*	Biogen, Inc.	479,729	99,514,984
*	Bio-Rad Laboratories, Inc., Class A	28,609	14,649,525
*	Boston Scientific Corp.	50,481	2,125,755
	Bristol-Myers Squibb Co.	4,561,315	343,330,180
*	Catalent, Inc.	24,420	2,211,475
*	Centene Corp.	1,087,849	87,626,237
	Cerner Corp.	330,250	30,924,610
*	Change Healthcare, Inc.	290,410	6,842,060
	Cigna Corp.	1,001,524	247,156,093
	Cooper Cos., Inc.	6,954	2,510,672
	CVS Health Corp.	4,319,030	415,188,354
	Danaher Corp.	975,510	244,979,826
*	DaVita, Inc.	138,893	15,051,834
	DENTSPLY SIRONA, Inc.	322,766	12,907,412
# *	Elanco Animal Health, Inc.	80,232	2,030,672
# *	Embecta Corp.	43,883	1,335,360
# *	Envista Holdings Corp.	11,130	440,971
	Gilead Sciences, Inc.	2,088,294	123,919,366
*	Henry Schein, Inc.	212,926	17,268,299
*	Hologic, Inc.	133,759	9,629,310
	Humana, Inc.	442,707	196,809,824
*	Jazz Pharmaceuticals PLC	216,185	34,637,161
*	Laboratory Corp. of America Holdings	750,531	180,337,589
	McKesson Corp.	123,372	38,197,205
	Medtronic PLC	1,794,733	187,298,336
	Merck & Co., Inc.	67,073	5,948,704
#	PerkinElmer, Inc.	121,202	17,769,425
	Perrigo Co. PLC	16,298	559,021
	Pfizer, Inc.	17,075,357	837,887,768
	Quest Diagnostics, Inc.	971,775	130,062,366
*	Regeneron Pharmaceuticals, Inc.	147,015	96,899,057
	STERIS PLC	209,232	46,878,430
*	Syneos Health, Inc.	13,905	1,016,316
	Teleflex, Inc.	400	114,248
	Thermo Fisher Scientific, Inc.	758,947	419,636,975
*	United Therapeutics Corp.	40,188	7,135,781
	UnitedHealth Group, Inc.	5,974	3,038,078

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	541,236	$66,317,647
*	Vertex Pharmaceuticals, Inc.	181,623	49,623,036
	Viatris, Inc.	3,416,293	35,290,307
	Zimmer Biomet Holdings, Inc.	367,080	44,324,910
*	Zimvie, Inc.	36,708	825,930

TOTAL HEALTH CARE			4,613,652,822

INDUSTRIALS — (12.0%)
	AECOM	555,241	39,177,805
#	AGCO Corp.	370,490	47,200,426
*	Alaska Air Group, Inc.	3,970	215,928
	AMERCO	84,561	45,280,724
	AMETEK, Inc.	193,136	24,385,351
	Arcosa, Inc.	75,409	4,036,644
*	Builders FirstSource, Inc.	591,900	36,443,283
*	CACI International, Inc., Class A	2,200	583,660
	Carlisle Cos., Inc.	344,730	89,409,173
	Carrier Global Corp.	2,108,684	80,699,337
	CSX Corp.	1,802,425	61,895,274
	Cummins, Inc.	514,912	97,416,201
	Deere & Co.	1,688	637,304
*	Delta Air Lines, Inc.	20,719	891,539
	Dover Corp.	414,398	55,239,253
	Eaton Corp. PLC.	1,056,808	153,258,296
	Emerson Electric Co.	244,394	22,039,451
	FedEx Corp.	974,034	193,579,517
# *	Fluor Corp.	363	8,984
	Fortive Corp.	270,555	15,556,912
	Fortune Brands Home & Security, Inc.	521,389	37,148,966
	General Dynamics Corp.	429,452	101,578,282
	General Electric Co.	666,263	49,669,907
# *	GXO Logistics, Inc.	802,787	47,516,963
	Howmet Aerospace, Inc.	1,598,924	54,555,287
	Hubbell, Inc.	31,189	6,093,083
	Huntington Ingalls Industries, Inc.	720	153,173
	Ingersoll Rand, Inc.	798,380	35,096,785
	Jacobs Engineering Group, Inc.	285,488	39,554,362
# *	JetBlue Airways Corp.	59,076	650,427
	Johnson Controls International PLC	1,549,925	92,794,010
	L3Harris Technologies, Inc.	251,935	58,514,423
	Leidos Holdings, Inc.	736,625	76,248,054
	ManpowerGroup, Inc.	104,684	9,442,497
*	MasTec, Inc.	895	64,449
	MDU Resources Group, Inc.	20,335	523,830
# *	Middleby Corp.	62,449	9,610,277
	Nielsen Holdings PLC	122,626	3,287,603
	Norfolk Southern Corp.	782,675	201,836,229
	Northrop Grumman Corp.	131,418	57,745,069
	nVent Electric PLC	13,164	444,680
	Oshkosh Corp.	148,971	13,770,879
	Otis Worldwide Corp.	1,228,006	89,447,957
	Owens Corning	522,134	47,477,645
	PACCAR, Inc.	1,006,846	83,618,560
	Parker-Hannifin Corp.	390,531	105,763,605
	Pentair PLC	1,022,156	51,874,417
	Quanta Services, Inc.	681,204	79,006,040
	Raytheon Technologies Corp.	1,985,308	188,425,582
	Republic Services, Inc.	1,835,706	246,480,245
	Roper Technologies, Inc.	9,729	4,571,852

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Sensata Technologies Holding PLC	672,107	$30,520,379
	Snap-on, Inc.	314,577	66,844,467
*	Southwest Airlines Co.	1,308,526	61,134,335
	Stanley Black & Decker, Inc.	768,993	92,394,509
	Textron, Inc.	1,446,441	100,166,039
	Trane Technologies PLC	504,559	70,582,759
*	United Airlines Holdings, Inc.	715,389	36,127,144
*	United Rentals, Inc.	246,104	77,896,838
	Westinghouse Air Brake Technologies Corp.	314,577	28,283,618
*	XPO Logistics, Inc.	234,243	12,599,931

TOTAL INDUSTRIALS			3,337,470,219

INFORMATION TECHNOLOGY — (9.2%)
# *	Akamai Technologies, Inc.	143,163	16,074,342
	Amdocs Ltd.	720,716	57,433,858
	Analog Devices, Inc.	607,683	93,814,101
*	Arrow Electronics, Inc.	390,152	45,983,315
	Avnet, Inc.	5,178	226,071
# *	Cerence, Inc.	658	19,411
*	Ciena Corp.	76,500	4,220,505
	Cisco Systems, Inc.	270,002	13,224,698
	Cognizant Technology Solutions Corp., Class A	1,614,854	130,641,689
	Concentrix Corp.	94,091	14,817,451
	Corning, Inc.	4,000,592	140,780,832
	Dolby Laboratories, Inc., Class A	16,857	1,305,912
*	DXC Technology Co.	784,579	22,517,417
*	F5, Inc.	108	18,080
	Fidelity National Information Services, Inc.	807,687	80,082,166
# *	First Solar, Inc.	1,083	79,091
*	Fiserv, Inc.	500,034	48,963,329
*	Flex Ltd.	1,342,960	22,145,410
	Global Payments, Inc.	246,990	33,832,690
	Hewlett Packard Enterprise Co.	7,817,029	120,460,417
#	HP, Inc.	9,358,742	342,810,719
	Intel Corp.	12,597,551	549,127,248
	International Business Machines Corp.	195,195	25,806,731
*	IPG Photonics Corp.	3,170	299,502
	Jabil, Inc.	219,735	12,685,302
	Juniper Networks, Inc.	1,211,205	38,177,182
*	Kyndryl Holdings, Inc.	94,502	1,123,629
	Marvell Technology, Inc.	1,148,850	66,725,208
	Microchip Technology, Inc.	2,564	167,173
	Micron Technology, Inc.	3,863,654	263,462,566
#	MKS Instruments, Inc.	1,502	171,198
*	ON Semiconductor Corp.	1,475,404	76,883,302
*	Qorvo, Inc.	523,064	59,514,222
*	Salesforce, Inc.	185,741	32,679,272
	Skyworks Solutions, Inc.	308,879	34,995,991
	SS&C Technologies Holdings, Inc.	383,504	24,797,369
#	TD SYNNEX Corp.	94,091	9,417,568
	TE Connectivity Ltd.	987,862	123,265,420
*	Teledyne Technologies, Inc.	5,448	2,351,084
	Vontier Corp.	23,227	595,076
*	Western Digital Corp.	1,180,996	62,675,458
	Xerox Holdings Corp.	31,592	549,701

TOTAL INFORMATION TECHNOLOGY			2,574,921,706

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (8.5%)
	Air Products & Chemicals, Inc.	379,320	$88,787,432
	Albemarle Corp.	500,961	96,600,310
	Alcoa Corp.	39,735	2,694,033
#	Amcor PLC	1,181,325	14,010,515
*	Arconic Corp.	21,469	540,160
	Ball Corp.	644	52,267
	Celanese Corp.	78,858	11,587,395
	CF Industries Holdings, Inc.	609,969	59,063,298
*	Cleveland-Cliffs, Inc.	19,366	493,639
	Corteva, Inc.	1,073,383	61,923,465
	Dow, Inc.	2,444,152	162,536,108
	DuPont de Nemours, Inc.	674,802	44,489,696
	Eastman Chemical Co.	841,060	86,351,630
	FMC Corp.	25,480	3,377,119
	Freeport-McMoRan, Inc.	5,250,755	212,918,115
	Huntsman Corp.	8,221	278,445
	International Flavors & Fragrances, Inc.	429,686	52,120,912
	International Paper Co.	2,080,600	96,290,168
	Linde PLC	848,988	264,850,297
	LyondellBasell Industries NV, Class A	981,675	104,087,000
	Martin Marietta Materials, Inc.	236,461	83,759,215
	Mosaic Co.	661,297	41,278,159
	Newmont Corp.	2,121,499	154,551,202
	Nucor Corp.	1,991,500	308,244,370
	Packaging Corp. of America	118,549	19,106,542
	PPG Industries, Inc.	2,452	313,832
	Reliance Steel & Aluminum Co.	435,518	86,341,444
#	Royal Gold, Inc.	6,364	830,375
#	Sonoco Products Co.	20,622	1,276,708
	Steel Dynamics, Inc.	1,692,329	145,117,212
*	Sylvamo Corp.	191,403	8,546,144
	Valvoline, Inc.	376,304	11,375,670
	Vulcan Materials Co.	442,249	76,195,080
#	Westlake Corp.	372,164	47,097,354
	WestRock Co.	593,589	29,400,463

TOTAL MATERIALS			2,376,485,774

REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	935,141	77,654,108
*	Howard Hughes Corp.	4,513	452,609
*	Jones Lang LaSalle, Inc.	218,089	47,702,607
# *	Zillow Group, Inc., Class C	6,600	262,812

TOTAL REAL ESTATE			126,072,136

UTILITIES — (0.2%)
	NRG Energy, Inc.	1,169,432	41,982,609
	Vistra Corp.	1,084,247	27,127,860

TOTAL UTILITIES			69,110,469

TOTAL COMMON STOCKS Cost ($16,665,459,811)			27,428,134,040

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.290%	248,588,434	248,588,434

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	17,391,128	$201,163,181

TOTAL INVESTMENTS — (100.0%) (Cost $17,115,208,444)			$27,877,885,655

†	See Security Valuation Note within the Notes to Schedules of Investments
*	Non-Income Producing Securities
#	Total or Partial Securities on Loan
@	Security purchased with cash collateral received from Securities on Loan
§	Affiliated Fund

As of April 30, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	06/17/22	$187,336,637	$182,022,750	$(5,313,887)

Total Futures Contracts			$187,336,637	$182,022,750	$(5,313,887)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,208,037,235	—	—	$2,208,037,235
Consumer Discretionary	1,660,864,389	—	—	1,660,864,389
Consumer Staples	1,871,849,253	—	—	1,871,849,253
Energy	3,245,218,894	—	—	3,245,218,894
Financials	5,344,451,143	—	—	5,344,451,143
Health Care	4,613,652,822	—	—	4,613,652,822
Industrials	3,337,470,219	—	—	3,337,470,219
Information Technology	2,574,921,706	—	—	2,574,921,706
Materials	2,376,485,774	—	—	2,376,485,774
Real Estate	126,072,136	—	—	126,072,136
Utilities	69,110,469	—	—	69,110,469
Temporary Cash Investments	248,588,434	—	—	248,588,434
Securities Lending Collateral	—	$201,163,181	—	201,163,181
Futures Contracts**	(5,313,887)	—	—	(5,313,887)

TOTAL.	$27,671,408,587	$201,163,181	—	$27,872,571,768

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
	COMMON STOCKS — (92.5%)
	AUSTRALIA — (6.8%)
	Ampol Ltd.	126,667	$2,978,094
	Ansell Ltd.	38,888	744,830
	Aurizon Holdings Ltd.	7,637,463	21,569,079
	Australia & New Zealand Banking Group Ltd.	6,888,410	131,080,846
#	Bank of Queensland Ltd.	1,637,973	9,293,142
#	Bendigo & Adelaide Bank Ltd.	907,070	6,762,953
	BlueScope Steel Ltd.	3,217,376	45,736,917
	Boral Ltd.	1	2
	Challenger Ltd.	342,253	1,731,646
	Cleanaway Waste Management Ltd.	6,121,043	13,720,553
*	Crown Resorts Ltd.	161,839	1,465,314
	Downer EDI Ltd.	1,206,883	4,669,435
	Fortescue Metals Group Ltd.	240,333	3,632,169
	Harvey Norman Holdings Ltd.	2,695,782	9,602,544
	IGO Ltd.	379,319	3,448,908
	Incitec Pivot Ltd.	6,400,695	17,262,807
	Lendlease Corp. Ltd.	1,673,113	14,332,482
	National Australia Bank Ltd.	5,345,044	122,020,269
	Newcrest Mining Ltd.	1,591,398	29,885,425
	Northern Star Resources Ltd.	658,564	4,526,829
	Orica Ltd.	597,823	6,869,479
	Origin Energy Ltd.	3,515,673	16,815,989
	OZ Minerals Ltd.	514,501	8,930,676
	QBE Insurance Group Ltd.	976,946	8,428,392
	Qube Holdings Ltd.	608,346	1,257,118
	Rio Tinto Ltd.	167,805	13,274,027
	Santos Ltd.	9,204,868	51,437,447
	Seven Group Holdings Ltd.	186,936	2,608,113
	Sims Ltd.	221,717	3,205,783
	Sonic Healthcare Ltd.	112,263	2,899,328
	South32 Ltd.	13,197,658	43,952,638
	Suncorp Group Ltd.	3,668,708	29,456,021
	Tabcorp Holdings Ltd.	2,668,586	10,205,247
#	TPG Telecom Ltd.	362,923	1,487,723
Ω	Viva Energy Group Ltd.	252,029	494,481
	Westpac Banking Corp.	7,869,029	131,727,453
	Whitehaven Coal Ltd.	4,287,952	14,725,020
	Woodside Petroleum Ltd.	2,175,104	47,321,743
	Worley Ltd.	905,249	8,803,559
	Yancoal Australia Ltd.	15,130	57,022

	TOTAL AUSTRALIA		848,421,503

	AUSTRIA — (0.1%)
	Erste Group Bank AG	238,396	7,422,639
	Raiffeisen Bank International AG	379,914	4,324,678

	TOTAL AUSTRIA		11,747,317

	BELGIUM — (0.6%)
	Ageas SA	382,351	18,296,096
	KBC Group NV	557,629	37,936,529
	Solvay SA	168,223	15,819,226

	TOTAL BELGIUM		72,051,851

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (11.0%)
#	Agnico Eagle Mines Ltd.	11,247	$654,913
#	AltaGas Ltd.	424,078	9,698,682
	ARC Resources Ltd.	2,008,323	27,842,784
	B2Gold Corp.	2,092,945	8,895,016
#	Bank of Montreal	1,333,115	141,363,495
#	Bank of Nova Scotia	2,193,862	138,917,642
	Barrick Gold Corp.	2,761,104	61,596,648
	Canadian Imperial Bank of Commerce	971,988	107,454,367
	Canadian Natural Resources Ltd.	3,311,575	204,892,797
#	Cenovus Energy, Inc.	2,190,034	40,475,161
#	Endeavour Mining PLC	682,116	16,693,829
#	Fairfax Financial Holdings Ltd.	97,836	53,757,442
	First Quantum Minerals Ltd.	1,542,558	44,224,033
	Great-West Lifeco, Inc.	202,161	5,577,072
	iA Financial Corp., Inc.	262,656	13,733,393
#	Imperial Oil Ltd.	582,513	29,224,557
#	Kinross Gold Corp.	4,622,914	23,354,775
	Lundin Mining Corp.	2,996,201	27,357,987
	Magna International, Inc.	106,474	6,417,188
#	Manulife Financial Corp.	2,426,806	47,465,039
	Nutrien Ltd.	944,511	92,798,186
#	Onex Corp.	153,916	9,248,259
	Pembina Pipeline Corp.	117,029	4,429,548
	Saputo, Inc.	14,977	320,140
#	SSR Mining, Inc.	88,038	1,937,716
#	Sun Life Financial, Inc.	79,128	3,936,618
	Suncor Energy, Inc.	3,006,941	108,079,400
	Teck Resources Ltd.,Class B	1,443,038	56,942,249
	Tourmaline Oil Corp.	946,848	48,763,059
*	Turquoise Hill Resources Ltd.	55,248	1,504,956
	West Fraser Timber Co. Ltd.	244,389	21,479,751
#	Whitecap Resources, Inc.	1,154,286	9,461,434

TOTAL CANADA.			1,368,498,136

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	647,400	5,078,444

DENMARK — (1.7%)
	AP Moller - Maersk AS, Class A	5,805	16,431,856
	AP Moller - Maersk AS, Class B	7,872	22,783,350
	Carlsberg AS, Class B	335,064	42,564,228
#	Chr Hansen Holding AS	57,060	4,445,527
	Danske Bank AS	945,349	14,500,562
*	Demant AS	45,830	2,013,932
	DSV AS	316,137	51,831,186
	Rockwool International AS, Class A	91	25,269
#	Rockwool International AS, Class B	19,106	5,343,567
	Tryg AS	301,383	7,166,015
#	Vestas Wind Systems AS	1,636,596	41,734,825

TOTAL DENMARK			208,840,317

FINLAND — (0.9%)
	Fortum Oyj	208,573	3,467,703
*	Nokia Oyj	4,351,573	22,062,779
	Nordea Bank Abp	3,720,119	37,093,089
	Stora Enso Oyj, Class R	1,406,847	27,686,036
	UPM-Kymmene Oyj	596,205	20,624,097

TOTAL FINLAND			110,933,704

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FRANCE — (9.2%)
*	Accor SA	127,308	$4,182,528
Ω	Amundi SA	9,169	551,332
	Arkema SA	235,866	26,875,585
	AXA SA	1,974,356	52,231,626
	BNP Paribas SA	1,819,966	94,367,738
	Bollore SE	1,717,699	8,015,513
#	Bouygues SA	1,023,747	35,199,744
	Carrefour SA	2,495,917	52,932,324
	Cie de Saint-Gobain	1,784,858	104,125,332
	Cie Generale des Etablissements Michelin SCA	630,250	78,062,712
#	CNP Assurances	565,829	12,433,807
	Credit Agricole SA	1,053,519	11,375,963
	Danone SA	141,338	8,546,885
	Eiffage SA	244,252	24,119,562
#	Electricite de France SA	1,705,570	15,505,405
#	Engie SA	3,701,762	43,682,530
	Eurazeo SE	21,491	1,651,349
	Faurecia SE	47,286	1,036,536
	Orange SA	5,978,647	71,178,162
	Publicis Groupe SA	439,868	26,408,210
*	Renault SA	383,338	9,366,328
*	Rexel SA	157,875	3,234,016
#	Sanofi	682,839	72,172,588
	Societe Generale SA	2,080,067	49,992,418
#	TotalEnergies SE	6,840,726	335,899,931
	Valeo	64,240	1,167,955
#	Vinci SA	24,438	2,371,313
#	Vivendi SE	324,425	3,726,207

TOTAL FRANCE			1,150,413,599

GERMANY — (6.7%)
	Allianz SE	551,464	124,429,074
	BASF SE	1,264,933	66,615,131
	Bayer AG	880,173	57,977,911
	Bayerische Motoren Werke AG	1,003,964	81,989,489
*	Commerzbank AG	998,949	6,521,467
*	Continental AG	148,327	10,166,497
Ω	Covestro AG	587,231	25,283,541
# *	Daimler Truck Holding AG	1,284,137	34,536,509
*	Deutsche Bank AG	3,421,901	34,039,740
	Evonik Industries AG	411,203	10,755,578
	Fresenius Medical Care AG & Co. KGaA	366,947	22,819,277
	Fresenius SE & Co. KGaA	1,062,213	37,547,058
	HeidelbergCement AG	448,245	25,822,241
	Henkel AG & Co. KGaA	30,887	1,960,124
*	K+S AG	120,623	4,051,483
	KION Group AG	16,287	905,980
	Mercedes-Benz Group AG	2,568,275	179,268,593
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	60,472	14,400,843
	RWE AG	765,485	31,782,476
*	Siemens Energy AG	375,296	7,229,051
*	Talanx AG	162,600	6,760,853
	Telefonica Deutschland Holding AG	4,463,614	13,424,449
	Uniper SE	236,980	6,091,487
	United Internet AG	84,890	2,730,983
	Volkswagen AG	111,321	24,141,233

TOTAL GERMANY			831,251,068

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
HONG KONG — (2.1%)
	Bank of East Asia Ltd. (The)	502,600	$743,706
	BOC Hong Kong Holdings Ltd.	5,416,500	19,606,972
# *	Cathay Pacific Airways Ltd.	5,644,999	5,640,071
	CK Asset Holdings Ltd.	4,895,803	33,189,330
	CK Hutchison Holdings Ltd.	7,657,984	53,743,172
	CK Infrastructure Holdings Ltd.	732,000	4,921,533
	Hang Lung Properties Ltd.	6,065,000	11,599,738
	Hang Seng Bank Ltd.	191,900	3,397,678
	Henderson Land Development Co. Ltd.	2,620,485	10,597,284
	HKT Trust & HKT Ltd.	2,218,000	3,176,848
	MTR Corp. Ltd.	2,165,433	11,505,172
	New World Development Co. Ltd.	4,946,042	18,917,575
	Sino Land Co. Ltd.	11,316,332	14,957,726
	Sun Hung Kai Properties Ltd.	3,383,420	38,967,133
	Swire Pacific Ltd., Class A	1,680,000	9,569,126
	Swire Pacific Ltd., Class B	2,855,000	2,691,736
Ω	WH Group Ltd.	29,075,696	20,079,649

TOTAL HONG KONG			263,304,449

IRELAND — (0.3%)
*	Bank of Ireland Group PLC	213,398	1,293,343
	CRH PLC	293,793	11,612,122
#	CRH PLC, Sponsored ADR	528,926	20,934,891
# *,*	Flutter Entertainment PLC	39,961	4,033,929

TOTAL IRELAND			37,874,285

ISRAEL — (0.4%)
	Bank Hapoalim BM	1,717,411	15,922,475
	Bank Leumi Le-Israel BM	493,637	5,180,595
	Harel Insurance Investments & Financial Services Ltd.	5,250	64,349
	Israel Discount Bank Ltd., Class A	1,935,440	11,431,556
#	Phoenix Holdings Ltd.	733,017	9,221,679
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	873,098	7,604,683

TOTAL ISRAEL			49,425,337

ITALY — (1.7%)
#	Assicurazioni Generali SpA	240,875	4,560,505
	Eni SpA	3,485,359	48,721,102
#	Intesa Sanpaolo SpA	24,372,617	49,664,486
	Mediobanca Banca di Credito Finanziario SpA	697,722	6,993,163
#	Stellantis NV	3,193,828	42,879,208
	Telecom Italia SpA	63,812,045	18,634,443
	Telecom Italia SpA	6,225,918	1,733,028
	Telecom Italia SpA, Sponsored ADR	1,712,869	4,847,419
#	UniCredit SpA	4,060,643	37,581,572
	UnipolSai Assicurazioni SpA	466,197	1,311,335

TOTAL ITALY			216,926,261

JAPAN — (18.2%)
	Acom Co. Ltd.	117,400	301,920
	AEON Financial Service Co. Ltd.	24,400	224,319
	AGC, Inc.	895,500	33,571,766
	Air Water, Inc.	14,300	189,802
	Aisin Corp.	609,000	17,691,789
	Alfresa Holdings Corp.	176,100	2,394,731
	Alps Alpine Co. Ltd.	398,300	3,525,998
	Amada Co. Ltd.	907,100	7,043,597

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Aozora Bank Ltd.	253,300	$5,071,201
	Asahi Group Holdings Ltd.	50,400	1,899,718
	Asahi Kasei Corp.	1,769,400	14,517,376
	Bank of Kyoto Ltd.	113,679	4,952,725
	Bridgestone Corp.	601,100	22,032,530
	Brother Industries Ltd.	410,100	7,127,367
	Canon Marketing Japan, Inc.	158,500	3,448,936
	Canon, Inc.	652,000	15,001,964
	Chiba Bank Ltd. (The)	1,064,000	6,132,136
	Coca-Cola Bottlers Japan Holdings, Inc.	331,157	3,712,419
	COMSYS Holdings Corp.	10,700	222,155
	Concordia Financial Group Ltd.	2,530,100	9,207,298
	Cosmo Energy Holdings Co. Ltd.	5,300	131,675
#	Credit Saison Co. Ltd.	393,600	4,433,293
	Dai Nippon Printing Co. Ltd.	457,000	9,550,401
	Daicel Corp.	1,087,400	6,647,265
	Dai-ichi Life Holdings, Inc.	1,076,847	21,562,800
	Daio Paper Corp.	71,600	853,783
	Daiwa House Industry Co. Ltd.	426,400	10,250,732
	Daiwa Securities Group, Inc.	3,723,000	18,246,899
*	DeNA Co. Ltd.	29,600	429,025
	Denka Co. Ltd.	234,800	6,294,518
	DIC Corp.	361,500	6,893,344
	Dowa Holdings Co. Ltd.	189,000	8,040,178
	Ebara Corp.	13,400	615,426
	ENEOS Holdings, Inc.	7,950,103	27,973,330
	Ezaki Glico Co. Ltd.	8,100	232,216
	Fuji Media Holdings, Inc.	57,000	492,299
	FUJIFILM Holdings Corp.	24,800	1,363,287
	Fukuoka Financial Group, Inc.	386,600	7,063,679
	Fukuyama Transporting Co. Ltd.	16,248	454,776
	Hankyu Hanshin Holdings, Inc.	581,700	15,351,993
	Haseko Corp.	455,700	4,993,118
	Hino Motors Ltd.	185,100	955,485
	Hitachi Construction Machinery Co. Ltd.	9,200	208,300
	Hitachi Ltd.	595,600	28,247,193
	Honda Motor Co. Ltd.	3,522,000	92,641,105
	Idemitsu Kosan Co. Ltd.	554,638	14,617,515
	IHI Corp.	236,700	5,367,117
	Iida Group Holdings Co. Ltd.	674,550	10,728,468
	Inpex Corp.	2,704,683	32,180,766
	Isetan Mitsukoshi Holdings Ltd.	549,300	4,076,671
	Isuzu Motors Ltd.	1,424,800	16,621,403
#	ITOCHU Corp.	658,700	19,880,208
	Iwatani Corp.	22,200	883,266
	J Front Retailing Co. Ltd.	712,300	5,337,710
	Japan Post Holdings Co. Ltd.	1,170,410	8,206,743
	Japan Post Insurance Co. Ltd.	97,800	1,581,405
	JFE Holdings, Inc.	1,257,295	15,375,137
	JGC Holdings Corp.	257,700	2,916,182
	JTEKT Corp.	572,800	3,993,514
	Kajima Corp.	660,500	7,360,929
	Kamigumi Co. Ltd.	342,200	5,810,178
	Kaneka Corp.	244,908	6,553,149
	Kawasaki Heavy Industries Ltd.	677,300	12,044,287
	Keihan Holdings Co. Ltd.	6,600	140,776
	Kinden Corp.	222,800	2,640,075
	Kokuyo Co. Ltd.	20,200	263,088
	Komatsu Ltd.	561,800	12,644,139

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Konica Minolta, Inc.	5,300	$18,446
#	K’s Holdings Corp.	403,300	3,993,926
	Kuraray Co. Ltd.	1,574,500	12,592,433
	Kyocera Corp.	179,600	9,430,245
	Lixil Corp.	961,800	16,916,438
	Mabuchi Motor Co. Ltd.	73,100	1,952,390
	Marubeni Corp.	2,948,900	32,189,055
#	Maruichi Steel Tube Ltd.	15,500	330,806
	Mazda Motor Corp.	1,348,800	9,577,495
	Mebuki Financial Group, Inc.	1,302,120	2,621,809
	Medipal Holdings Corp.	329,250	5,422,219
	Mitsubishi Chemical Holdings Corp.	3,377,200	20,592,950
	Mitsubishi Corp.	1,817,600	61,026,864
	Mitsubishi Electric Corp.	1,343,300	14,070,113
	Mitsubishi Estate Co. Ltd.	84,800	1,235,245
	Mitsubishi Gas Chemical Co., Inc.	727,100	10,617,814
	Mitsubishi HC Capital, Inc.	2,653,300	11,938,448
	Mitsubishi Heavy Industries Ltd.	724,500	24,770,739
	Mitsubishi Logistics Corp.	89,600	2,065,059
	Mitsubishi Materials Corp.	518,200	8,106,325
*	Mitsubishi Motors Corp.	1,740,000	4,351,755
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	11,414,661
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	59,260,072
	Mitsui & Co. Ltd., Sponsored ADR	10,506	5,095,725
	Mitsui & Co. Ltd.	1,295,000	31,359,445
	Mitsui Chemicals, Inc.	823,660	18,818,889
	Mitsui Fudosan Co. Ltd.	940,400	19,930,590
	Mitsui OSK Lines Ltd.	885,300	20,725,853
	Mizuho Financial Group, Inc.	2,369,480	28,771,900
	Morinaga Milk Industry Co. Ltd.	2,700	108,734
	MS&AD Insurance Group Holdings, Inc.	445,453	13,259,916
	Nagase & Co. Ltd.	21,700	310,962
	NEC Corp.	617,810	23,968,479
	NGK Insulators Ltd.	162,800	2,189,924
	NGK Spark Plug Co. Ltd.	270,400	4,149,347
	NH Foods Ltd.	314,767	9,940,476
	Nikon Corp.	695,200	7,811,837
	Nippon Electric Glass Co. Ltd.	108,100	2,176,100
	Nippon Express Holdings, Inc.	308,324	18,077,256
	Nippon Shokubai Co. Ltd.	84,400	3,395,524
	Nippon Steel Corp.	1,079,293	17,137,639
	Nippon Yusen KK	66,600	4,804,790
*	Nissan Motor Co. Ltd.	4,749,500	19,014,842
	Nisshin Seifun Group, Inc.	170,000	2,266,239
	Nitto Denko Corp.	19,300	1,295,434
	Nomura Holdings, Inc.	3,219,302	12,395,770
	Nomura Real Estate Holdings, Inc.	521,500	12,706,734
	NSK Ltd.	1,027,500	5,685,910
	Obayashi Corp.	2,342,282	16,108,195
	Oji Holdings Corp.	3,568,100	16,902,101
	ORIX Corp.	2,178,900	39,740,871
	Otsuka Holdings Co. Ltd.	146,200	4,912,673
	Panasonic Corp.	2,633,600	23,473,789
	Rengo Co. Ltd.	899,500	5,325,538
	Resona Holdings, Inc.	2,821,139	12,267,515
	Ricoh Co. Ltd.	1,326,600	9,686,709
	Rohm Co. Ltd.	69,100	4,827,385
	Seiko Epson Corp.	701,700	9,885,214
	Seino Holdings Co. Ltd.	481,500	3,933,354

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sekisui Chemical Co. Ltd.	194,400	$2,632,397
	Sekisui House Ltd.	1,259,000	21,866,233
	Seven & I Holdings Co. Ltd.	546,400	24,160,111
	Shimamura Co. Ltd.	61,300	5,436,598
	Shimizu Corp.	995,300	5,218,990
	Shizuoka Bank Ltd.	851,000	5,506,031
	Showa Denko KK	352,200	6,853,234
	SoftBank Group Corp.	1,790,880	73,659,314
	Sohgo Security Services Co. Ltd.	600	16,667
	Sojitz Corp.	666,340	10,160,579
	Sompo Holdings, Inc.	490,056	19,950,178
	Stanley Electric Co. Ltd.	100,100	1,726,034
	Subaru Corp.	799,584	12,133,446
	Sumitomo Chemical Co. Ltd.	8,266,400	35,150,421
	Sumitomo Corp.	1,110,400	17,570,560
	Sumitomo Dainippon Pharma Co. Ltd.	311,131	2,771,431
	Sumitomo Electric Industries Ltd.	2,834,000	30,467,839
	Sumitomo Forestry Co. Ltd.	598,600	9,157,885
	Sumitomo Heavy Industries Ltd.	524,600	11,101,260
	Sumitomo Metal Mining Co. Ltd.	316,464	13,879,074
	Sumitomo Mitsui Financial Group, Inc.	1,282,500	38,749,372
	Sumitomo Mitsui Trust Holdings, Inc.	464,844	14,427,585
#	Sumitomo Realty & Development Co. Ltd.	273,800	7,263,496
	Sumitomo Rubber Industries Ltd.	770,500	6,678,527
	Suzuken Co. Ltd.	74,900	2,210,841
	Suzuki Motor Corp.	325,500	9,812,229
	T&D Holdings, Inc.	1,301,400	16,723,557
	Taiheiyo Cement Corp.	528,721	8,554,481
	Taisei Corp.	100,500	2,722,344
	Taisho Pharmaceutical Holdings Co. Ltd.	31,100	1,224,964
	Takeda Pharmaceutical Co. Ltd.	2,595,871	75,323,149
	TBS Holdings, Inc.	70,800	929,086
	TDK Corp.	43,200	1,334,522
	Teijin Ltd.	855,090	9,137,730
	THK Co. Ltd.	25,300	501,356
	Toda Corp.	717,800	4,124,138
	Tokai Carbon Co. Ltd.	40,000	330,754
	Tokio Marine Holdings, Inc.	235,719	12,745,012
#	Tokyo Century Corp.	51,600	1,589,388
	Tokyo Tatemono Co. Ltd.	870,300	12,270,302
	Tokyu Fudosan Holdings Corp.	2,556,700	13,304,221
	Toppan, Inc.	599,800	9,914,493
	Toray Industries, Inc.	2,709,300	12,840,141
	Tosoh Corp.	1,241,700	17,146,030
	Toyo Seikan Group Holdings Ltd.	416,349	4,503,390
	Toyo Suisan Kaisha Ltd.	1,900	58,665
	Toyo Tire Corp.	25,300	290,189
	Toyoda Gosei Co. Ltd.	265,400	3,864,752
	Toyota Boshoku Corp.	4,100	65,343
	Toyota Industries Corp.	159,400	9,560,300
	Toyota Motor Corp.	12,538,150	214,824,973
	Toyota Tsusho Corp.	524,100	18,829,453
	Tsumura & Co.	24,700	607,739
	Tsuruha Holdings, Inc.	400	20,443
	UBE Corp.	504,100	7,815,969
*	Yamada Holdings Co. Ltd.	1,918,800	5,729,691
	Yamaha Motor Co. Ltd.	806,600	16,652,810
	Yamazaki Baking Co. Ltd.	306,500	3,788,994
	Yokohama Rubber Co. Ltd. (The)	563,500	7,544,472

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Zeon Corp.	404,300	$4,305,291

TOTAL JAPAN			2,266,114,033

NETHERLANDS — (3.2%)
# Ω	ABN AMRO Bank NV	1,102,304	13,702,920
	Aegon NV	3,016,388	15,639,005
#	Aegon NV	405,108	2,082,255
#	Akzo Nobel NV	229,839	19,937,696
	ArcelorMittal SA	652,213	19,017,017
	ArcelorMittal SA	751,555	21,975,471
	ASR Nederland NV	38,600	1,754,319
	Coca-Cola Europacific Partners PLC	84,349	4,295,954
#	Heineken NV	177,467	17,322,727
#	ING Groep NV	4,722,058	44,737,768
	JDE Peet’s NV	109,404	3,218,563
	Koninklijke Ahold Delhaize NV	4,054,901	119,603,221
	Koninklijke DSM NV	183,752	30,890,474
	Koninklijke KPN NV	4,007,248	13,827,380
	Koninklijke Philips NV	991,539	25,910,022
	Koninklijke Philips NV	33,022	851,307
	NN Group NV	656,006	32,132,213
	Randstad NV	302,584	16,000,380
Ω	Signify NV	9,094	384,745
	Universal Music Group NV	28,124	652,657

TOTAL NETHERLANDS			403,936,094

NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	9,943,575
	Chorus Ltd.	297,294	1,410,434
	EBOS Group Ltd.	225,352	6,146,544
	Fletcher Building Ltd.	1,485,793	5,918,685
#	Fonterra Co-operative Group Ltd.	293,628	538,397
#	Ryman Healthcare Ltd.	148,330	877,856
	Summerset Group Holdings Ltd.	332,504	2,504,408

TOTAL NEW ZEALAND			27,339,899

NORWAY — (1.0%)
	Austevoll Seafood ASA	164,785	2,612,677
#	DNB Bank ASA	1,885,402	36,534,019
Ω	Elkem ASA	540,766	2,245,760
	Equinor ASA	729,992	24,673,411
	Golden Ocean Group Ltd.	264,336	3,290,753
	Norsk Hydro ASA	2,749,788	23,091,401
	Orkla ASA	344,624	2,796,501
	Schibsted ASA, Class A	9,681	201,741
	Schibsted ASA, Class B	5,526	106,223
#	SpareBank 1 SR-Bank ASA	329,406	4,194,570
	Storebrand ASA	1,260,839	10,951,886
#	Subsea 7 SA	453,890	3,720,217
	Wallenius Wilhelmsen ASA	358,063	2,247,482
#	Yara International ASA	228,157	11,601,375

TOTAL NORWAY			128,268,016

PORTUGAL — (0.1%)
* †† ^	Banco Espirito Santo SA	2,631,973	0
#	EDP Renovaveis SA	398,808	9,438,652

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	Galp Energia SGPS SA	54,599	$664,559

TOTAL PORTUGAL			10,103,211

SINGAPORE — (0.9%)
	City Developments Ltd.	1,395,500	8,555,970
	Frasers Property Ltd.	492,700	387,004
	Golden Agri-Resources Ltd.	5,987,500	1,398,896
	Hongkong Land Holdings Ltd.	2,134,200	9,955,958
	Jardine Cycle & Carriage Ltd.	130,900	2,728,270
	Keppel Corp. Ltd.	6,501,200	32,062,614
	Olam Group Ltd.	399,410	488,089
	Oversea-Chinese Banking Corp. Ltd.	737,800	6,550,619
*	Singapore Airlines Ltd.	3,794,200	14,955,453
#	Singapore Land Group Ltd.	1,068,870	1,986,446
	UOL Group Ltd.	1,698,674	8,925,737
	Wilmar International Ltd.	3,198,400	10,195,513
	Yangzijiang Financial Holding Pte. Ltd.	8,876,100	3,497,939
	Yangzijiang Shipbuilding Holdings Ltd.	8,876,100	5,790,969

TOTAL SINGAPORE			107,479,477

SPAIN — (1.7%)
	Banco Bilbao Vizcaya Argentaria SA	7,212,842	37,847,591
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	973,742	5,053,721
#	Banco Santander SA	42,993,563	125,642,164
#	CaixaBank SA	2,040,302	6,585,880
	Repsol SA	2,232,109	33,298,327

TOTAL SPAIN			208,427,683

SWEDEN — (2.5%)
#	AFRY AB	41,992	696,128
	BillerudKorsnas AB	542,040	8,364,369
#	Boliden AB	1,135,291	49,227,545
	Bure Equity AB	134,283	3,166,605
Ω	Dometic Group AB	380,509	3,258,708
#	Electrolux AB, Class B	67,659	1,031,827
#	Essity AB, Class B	97,665	2,575,522
	Getinge AB, Class B	79,109	2,288,449
	Holmen AB, Class A	5,562	327,667
	Holmen AB, Class B	197,104	11,392,364
#	Husqvarna AB, Class B	202,086	1,931,761
#	Intrum AB	104,507	2,526,254
# *	Millicom International Cellular SA	137,201	3,093,161
# *	Pandox AB	106,891	1,489,253
#	Peab AB, Class B	673,069	6,430,154
	Saab AB, Class B	105,049	4,443,458
#	Securitas AB, Class B	344,671	4,069,461
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	29,218,538
	Skandinaviska Enskilda Banken AB, Class C	14,462	176,211
	Skanska AB, Class B	528,261	10,090,942
	SKF AB, Class B	1,179,544	19,265,115
	SSAB AB, Class A	416,792	2,647,093
#	SSAB AB, Class B	822,660	4,837,755
	Svenska Cellulosa AB SCA, Class A	34,534	678,009
	Svenska Cellulosa AB SCA, Class B	581,885	11,261,104
	Svenska Handelsbanken AB, Class A	1,224,329	12,348,971
#	Svenska Handelsbanken AB, Class B	37,204	419,961
#	Swedbank AB, Class A	798,149	12,626,111
#	Tele2 AB, Class B	580,670	7,696,364

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson, Class B	1,113,229	$8,880,476
	Telia Co. AB	6,786,020	28,166,149
#	Trelleborg AB, Class B	682,165	14,962,322
	Volvo AB, Class A	195,416	3,212,761
#	Volvo AB, Class B	2,155,006	34,379,737

TOTAL SWEDEN			307,180,305

SWITZERLAND — (8.4%)
	ABB Ltd.	1,176,504	35,297,401
	Adecco Group AG	526,167	20,304,719
#	Alcon, Inc.	561,848	40,104,317
	Baloise Holding AG	105,344	18,323,635
	Barry Callebaut AG	484	1,113,952
	Cie Financiere Richemont SA, Class A	672,104	78,092,224
#	Credit Suisse Group AG	1,363,427	9,254,012
#	Credit Suisse Group AG, Sponsored ADR	1,195,011	8,006,574
	Holcim Ltd.	1,372,633	67,245,442
	Julius Baer Group Ltd.	716,015	34,216,795
	Novartis AG, Sponsored ADR	1,587,470	139,744,984
	Novartis AG	1,706,093	150,766,145
	SIG Combibloc Group AG	292,428	6,122,121
#	Swatch Group AG	47,812	12,270,603
	Swatch Group AG	123,912	6,113,095
	Swiss Life Holding AG	69,548	40,665,763
	Swiss Prime Site AG	120,516	11,779,774
#	Swiss Re AG	399,672	32,775,831
#	Swisscom AG	80,345	47,508,062
# *	UBS Group AG	7,263,744	123,145,357
	Vifor Pharma AG	55,433	9,792,153
	Zurich Insurance Group AG	344,357	156,775,244

TOTAL SWITZERLAND			1,049,418,203

UNITED KINGDOM — (14.8%)
	3i Group PLC	42,586	696,930
	Abrdn Plc	1,691,534	3,971,937
Ω	Airtel Africa PLC	31,927	58,418
	Anglo American PLC	1,391,761	61,642,448
	Aviva PLC	13,916,649	74,664,574
#	Barclays PLC, Sponsored ADR	7,035,082	52,411,361
	Barclays PLC	191,609	352,204
	Barratt Developments PLC	1,021,479	6,249,451
	Bellway PLC	134,536	4,086,164
	BP PLC, Sponsored ADR	6,418,588	184,341,847
	BP PLC	7,690,578	37,128,522
#	British American Tobacco PLC, Sponsored ADR	838,885	35,048,615
	British American Tobacco PLC	3,024,009	126,743,322
	BT Group PLC	22,408,140	49,691,965
	DS Smith PLC	1,303,840	5,357,826
	Glencore PLC	23,897,614	147,249,074
	HSBC Holdings PLC	13,535,003	84,581,974
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	72,073,783
	Investec PLC	1,183,350	6,969,798
	J Sainsbury PLC	7,868,098	22,957,174
	Kingfisher PLC	7,975,671	25,151,836
	Lloyds Banking Group PLC	164,752,825	93,573,456
	Lloyds Banking Group PLC, ADR	1,844,768	4,113,833
	M&G PLC	2,956,890	7,850,378
*	Marks & Spencer Group PLC	1,591,554	2,716,973

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Melrose Industries PLC	4,376,981	$6,360,178
	Natwest Group PLC	5,175,515	13,884,803
#	Natwest Group PLC, Sponsored ADR	686,481	3,720,727
	Pearson PLC	309,149	3,001,777
#	Pearson PLC, Sponsored ADR	1,015,920	9,844,265
	Phoenix Group Holdings PLC	710,707	5,383,181
	Royal Mail PLC	3,663,757	15,703,953
	Shell PLC	283,225	7,603,428
	Shell PLC, Sponsored ADR	8,977,105	479,646,720
	Standard Chartered PLC	4,622,099	31,598,155
	Taylor Wimpey PLC	425,787	669,659
	Tesco PLC	2,630,005	8,934,963
	Vodafone Group PLC	58,351,986	88,342,512
#	Vodafone Group PLC, Sponsored ADR	4,011,201	60,930,147
#	WPP PLC, Sponsored ADR	59,132	3,660,271
	WPP PLC	288,902	3,601,124

	TOTAL UNITED KINGDOM		1,852,569,726

	TOTAL COMMON STOCKS		11,535,602,918

	PREFERRED STOCKS — (1.1%)
	GERMANY — (1.1%)
	Bayerische Motoren Werke AG	152,008	11,198,210
	Henkel AG & Co. KGaA	92,782	5,957,653
	Porsche Automobil Holding SE	307,547	25,366,444
	Volkswagen AG	601,156	93,098,874

	TOTAL GERMANY		135,621,181

	RIGHTS/WARRANTS — (0.0%)
	CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	22,799	302,591

	TOTAL INVESTMENT SECURITIES (Cost $10,761,379,330)		11,671,526,690

			Value†
	SECURITIES LENDING COLLATERAL — (6.4%)
@ §	The DFA Short Term Investment Fund	69,494,868	803,847,136

	TOTAL INVESTMENTS — (100.0%) (Cost $11,565,239,840)		$12,475,373,826

ADR	American Depositary Receipt
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	656	06/17/22	$144,157,549	$135,382,000	$(8,775,549)

Total Futures Contracts			$144,157,549	$135,382,000	$(8,775,549)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$848,421,503	—	$848,421,503
Austria	—	11,747,317	—	11,747,317
Belgium	—	72,051,851	—	72,051,851
Canada	$1,368,498,136	—	—	1,368,498,136
China	—	5,078,444	—	5,078,444
Denmark	—	208,840,317	—	208,840,317
Finland	—	110,933,704	—	110,933,704
France	—	1,150,413,599	—	1,150,413,599
Germany	14,652,317	816,598,751	—	831,251,068
Hong Kong	—	263,304,449	—	263,304,449
Ireland	20,934,891	16,939,394	—	37,874,285
Israel	7,604,683	41,820,654	—	49,425,337
Italy	4,847,419	212,078,842	—	216,926,261
Japan	16,510,386	2,249,603,647	—	2,266,114,033
Netherlands	24,909,033	379,027,061	—	403,936,094
New Zealand	—	27,339,899	—	27,339,899
Norway	—	128,268,016	—	128,268,016
Portugal	—	10,103,211	—	10,103,211
Singapore	3,986,028	103,493,449	—	107,479,477
Spain	5,053,721	203,373,962	—	208,427,683
Sweden	—	307,180,305	—	307,180,305
Switzerland	173,029,123	876,389,080	—	1,049,418,203
United Kingdom	905,791,569	946,778,157	—	1,852,569,726
Preferred Stocks
Germany	—	135,621,181	—	135,621,181
Rights/Warrants
Canada	—	302,591	—	302,591
Securities Lending Collateral	—	803,847,136	—	803,847,136
Futures Contracts**	(8,775,549)	—	—	(8,775,549)

TOTAL	$2,537,041,757	$9,929,556,520	—	$12,466,598,277

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.8%)
#	Accrete, Inc.	20,600	$186,867
#	Adways, Inc.	46,200	278,351
#	Aeria, Inc.	15,800	46,087
	Aiming, Inc.	36,300	91,214
	Akatsuki, Inc.	45,400	1,051,793
*	Allied Architects, Inc.	17,700	87,846
*	AlphaPolis Co. Ltd.	13,000	332,414
	Amuse, Inc.	33,700	508,273
	ARTERIA Networks Corp.	63,000	645,295
	Asahi Broadcasting Group Holdings Corp.	57,600	313,041
#	Asahi Net, Inc.	109,100	488,950
*	Atrae, Inc.	93,600	1,292,476
	Avex, Inc.	234,900	2,525,109
# *	Bengo4.com, Inc.	46,600	1,199,165
#	Broadmedia Corp.	5,520	41,800
	Broccoli Co. Ltd.	4,400	38,534
	CareerIndex, Inc.	6,500	28,322
	Carta Holdings, Inc.	29,200	554,423
	Ceres, Inc.	50,700	559,088
#	CL Holdings, Inc.	20,700	175,049
	COLOPL, Inc.	156,900	773,300
# *	COOKPAD, Inc.	183,200	383,397
*	DeNA Co. Ltd.	411,700	5,967,211
	Digital Holdings, Inc.	58,600	663,526
	Dip Corp.	198,900	6,484,703
	Direct Marketing MiX, Inc.	10,800	132,571
*	Drecom Co. Ltd.	24,400	93,244
#	Faith, Inc.	56,010	315,910
	FAN Communications, Inc.	38,500	127,831
	Fibergate, Inc.	22,300	198,962
*	FreakOut Holdings, Inc.	10,100	162,940
#	Freebit Co. Ltd.	55,300	374,012
	Fuji Media Holdings, Inc.	132,700	1,146,106
	Gakken Holdings Co. Ltd.	132,500	901,199
	geechs, Inc.	13,300	119,787
	GungHo Online Entertainment, Inc.	273,700	5,584,123
#	Imagica Group, Inc.	112,500	595,724
	Imagineer Co. Ltd.	1,600	11,613
	i-mobile Co. Ltd.	4,900	49,148
	Intage Holdings, Inc.	216,000	2,628,041
#	IPS, Inc.	17,200	288,643
	ITmedia, Inc.	53,900	693,057
# *	Japan Communications, Inc.	629,600	882,635
# *	Jimoty, Inc.	6,600	93,255
	J-Stream, Inc.	26,900	151,452
#	Kamakura Shinsho Ltd.	25,700	113,376
*	KLab, Inc.	217,400	739,032
	LIFULL Co. Ltd.	444,000	774,508
# *	Macbee Planet, Inc.	3,400	155,882
	Macromill, Inc.	234,500	2,156,735
	MarkLines Co. Ltd.	72,900	1,501,544
	Marvelous, Inc.	195,700	1,150,445
#	Members Co. Ltd.	50,400	1,199,573

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Mixi, Inc.	259,600	$4,465,765
*	Mobile Factory, Inc.	10,500	77,946
	MTI Ltd.	132,500	484,526
	Mynet, Inc.	3,500	15,048
# *	NexTone, Inc.	26,300	566,764
	Okinawa Cellular Telephone Co	81,800	3,147,771
#	Orchestra Holdings, Inc.	3,000	58,600
	Oricon, Inc.	27,800	197,768
# *	PR Times, Inc.	11,900	193,806
	Proto Corp.	160,300	1,259,172
	Septeni Holdings Co. Ltd.	437,600	2,215,144
*	Shobunsha Holdings, Inc.	212,400	670,604
	SKY Perfect JSAT Holdings, Inc.	917,800	2,973,130
	Toei Co. Ltd.	700	92,844
	Tohokushinsha Film Corp.	94,800	445,496
*	Tokyu Recreation Co. Ltd.	19,200	742,763
#	Tow Co. Ltd.	253,800	615,207
	Trenders, Inc.	2,800	22,184
	TV Asahi Holdings Corp.	98,500	1,125,103
	Tv Tokyo Holdings Corp.	67,800	1,060,453
	Usen-Next Holdings Co. Ltd.	73,500	1,206,401
	ValueCommerce Co. Ltd.	107,900	3,152,999
#	V-Cube, Inc.	80,700	565,047
	Vector, Inc.	203,800	1,949,011
	Wowow, Inc.	37,900	449,345
#	Zenrin Co. Ltd.	222,450	1,617,890
	ZIGExN Co. Ltd.	62,900	148,323

TOTAL COMMUNICATION SERVICES			76,576,692

CONSUMER DISCRETIONARY — (14.2%)
	&Do Holdings Co. Ltd.	57,400	398,334
	Adastria Co. Ltd.	153,240	2,539,645
#	Adventure, Inc.	8,800	610,582
#	Aeon Fantasy Co. Ltd.	48,932	804,911
#	Ahresty Corp.	148,300	412,982
	Ainavo Holdings Co. Ltd.	5,600	40,252
#	Airtrip Corp.	40,600	989,466
	Aisan Industry Co. Ltd.	213,700	1,152,030
*	Akebono Brake Industry Co. Ltd.	578,900	683,663
#	Alleanza Holdings Co. Ltd.	80,800	622,072
	Alpen Co. Ltd.	98,500	1,493,069
#	Alpha Corp.	35,400	265,838
	Amiyaki Tei Co. Ltd.	28,200	630,262
#	AOKI Holdings, Inc.	244,500	1,150,764
	Aoyama Trading Co. Ltd.	249,400	1,268,302
	Arata Corp.	87,800	2,425,920
	Arcland Sakamoto Co. Ltd.	17,700	211,870
#	Arcland Service Holdings Co. Ltd.	94,800	1,638,261
	Asahi Co. Ltd.	110,100	1,126,430
	Asante, Inc.	16,800	189,598
	Ashimori Industry Co. Ltd.	29,499	209,921
	ASKUL Corp.	226,900	2,778,515
	Asti Corp.	19,400	249,211
*	Atsugi Co. Ltd.	95,600	394,676
	Aucnet, Inc.	61,600	724,654
	Autobacs Seven Co. Ltd.	438,800	4,620,135
	Avantia Co. Ltd.	66,500	433,222
	Baroque Japan Ltd.	90,200	544,523
#	Beauty Garage, Inc.	20,100	424,081

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Beenos, Inc.	30,500	$420,884
#	Belluna Co. Ltd.	335,500	1,884,554
	Benesse Holdings, Inc.	317,000	5,546,512
#	Bic Camera, Inc.	481,400	4,063,202
#	Bike O & Co. Ltd.	33,600	291,375
#	Bookoff Group Holdings Ltd.	66,600	510,481
#	Can Do Co. Ltd.	6,180	109,867
	Central Automotive Products Ltd.	80,500	1,295,765
#	Central Sports Co. Ltd.	45,800	839,487
#	Chiyoda Co. Ltd.	110,800	599,926
	Chofu Seisakusho Co. Ltd.	122,400	1,802,099
	Chuo Spring Co. Ltd.	81,700	422,448
	Cleanup Corp.	139,400	562,798
#	Colowide Co. Ltd.	92,000	1,177,512
	Corona Corp.	97,200	629,202
	Create Restaurants Holdings, Inc.	558,900	3,495,290
*	CROOZ, Inc.	22,400	122,633
	Curves Holdings Co. Ltd.	163,900	960,703
	Daido Metal Co. Ltd.	229,900	988,633
*	Daidoh Ltd.	59,200	63,427
	Daikoku Denki Co. Ltd.	50,900	500,088
	Daikyonishikawa Corp.	255,500	987,435
	Daimaruenawin Co. Ltd.	3,400	27,741
#	Dainichi Co. Ltd.	67,100	331,345
	DCM Holdings Co. Ltd.	735,000	6,068,707
#	Diamond Electric Holdings Co. Ltd.	3,400	24,613
	Doshisha Co. Ltd.	136,300	1,605,514
	Doutor Nichires Holdings Co. Ltd.	186,086	2,138,701
	Dynic Corp.	36,400	202,621
	Eagle Industry Co. Ltd.	168,200	1,340,198
	EAT & Holdings Co. Ltd.	33,000	554,847
#	EDION Corp.	526,900	4,741,562
#	Enigmo, Inc.	157,600	622,083
	ES-Con Japan Ltd.	27,400	160,585
#	Eslead Corp.	47,700	618,210
	ESTELLE Holdings Co. Ltd.	12,600	61,247
	Exedy Corp.	191,400	2,279,214
#	FCC Co. Ltd.	231,100	2,308,433
	Felissimo Corp.	20,600	179,534
	Fields Corp.	23,100	158,144
	Fine Sinter Co. Ltd.	10,300	110,291
#	First Juken Co. Ltd.	46,400	399,666
	First-corp, Inc.	45,300	275,065
#	FJ Next Holdings Co. Ltd.	106,600	818,714
	Foster Electric Co. Ltd.	134,000	713,489
#	F-Tech, Inc.	84,700	349,225
	Fuji Corp.	72,800	627,248
	Fuji Corp. Ltd.	175,400	836,139
	Fuji Kyuko Co. Ltd.	42,900	1,357,543
	Fujibo Holdings, Inc.	66,200	1,629,973
	Fujikura Composites, Inc.	121,100	635,377
	Fujishoji Co. Ltd.	52,700	346,189
*	Fujita Kanko, Inc.	9,700	175,639
	Fujitsu General Ltd.	6,400	113,754
	FuKoKu Co. Ltd.	66,400	480,020
#	Furukawa Battery Co. Ltd.	88,000	813,298
	Furyu Corp.	113,200	894,091
	Futaba Industrial Co. Ltd.	346,800	1,054,374
#	Gakkyusha Co. Ltd.	49,300	610,653

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Genki Sushi Co. Ltd.	29,900	$573,602
	Geo Holdings Corp.	188,400	1,826,885
#	Gift Holdings, Inc.	20,300	364,108
	GLOBERIDE, Inc.	106,198	2,142,860
	Golf Digest Online, Inc.	64,100	502,126
#	GSI Creos Corp.	63,184	578,610
	G-Tekt Corp.	145,100	1,396,611
	Gunze Ltd.	98,000	2,821,232
	H2O Retailing Corp.	542,045	3,545,669
	Hagihara Industries, Inc.	79,000	624,508
#	Hamee Corp.	36,100	303,103
	Handsman Co. Ltd.	43,500	370,507
	Happinet Corp.	99,600	1,162,280
	Hard Off Corp. Co. Ltd.	58,800	370,415
# *	Haruyama Holdings, Inc.	37,100	133,365
	Heian Ceremony Service Co. Ltd.	8,300	50,523
	Heiwa Corp.	185,200	2,784,592
#	HI-LEX Corp.	121,700	1,066,957
	Himaraya Co. Ltd.	32,100	231,141
	H-One Co. Ltd.	128,900	589,671
	Honeys Holdings Co. Ltd.	118,640	976,258
	Hoosiers Holdings	214,800	1,078,879
	Hotland Co. Ltd.	41,100	431,195
	IBJ, Inc.	125,900	691,559
	Ichibanya Co. Ltd.	57,958	2,153,521
	Ichikoh Industries Ltd.	194,100	561,048
	IDOM, Inc.	380,600	1,907,068
	IJTT Co. Ltd.	133,980	529,133
#	Imasen Electric Industrial	50,200	230,765
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	100,900	2,192,924
	J Front Retailing Co. Ltd.	548,700	4,111,752
#	JANOME Corp.	109,400	576,023
	Japan Best Rescue System Co. Ltd.	39,800	311,970
	Japan Wool Textile Co. Ltd.	318,400	2,379,947
	JINS Holdings, Inc.	82,900	2,732,247
# *	Joban Kosan Co. Ltd.	41,499	400,242
#	Joshin Denki Co. Ltd.	109,800	1,693,375
	Joyful Honda Co. Ltd.	129,000	1,547,116
	JP-Holdings, Inc.	360,900	591,646
#	JVCKenwood Corp.	1,051,800	1,493,768
# *	Kasai Kogyo Co. Ltd.	163,600	340,161
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	833,633
	Keiyo Co. Ltd.	245,000	1,729,149
	KeyHolder, Inc.	2,100	9,373
	KFC Holdings Japan Ltd.	84,900	1,860,338
#	King Co. Ltd.	54,100	221,597
# *	Kintetsu Department Store Co. Ltd.	23,800	470,406
#	Ki-Star Real Estate Co. Ltd.	50,100	2,066,546
	Kohnan Shoji Co. Ltd.	157,700	4,567,028
#	Kojima Co. Ltd.	197,700	965,998
#	Komatsu Matere Co. Ltd.	211,600	2,452,029
	KOMEDA Holdings Co. Ltd.	304,100	5,238,716
#	Komehyo Holdings Co. Ltd.	42,400	565,444
	Komeri Co. Ltd.	204,100	4,311,235
#	Konaka Co. Ltd.	163,506	426,970
#	K’s Holdings Corp.	659,100	6,527,143
#	KU Holdings Co. Ltd.	115,500	946,556
	Kurabo Industries Ltd.	114,100	1,565,430

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	KYB Corp.	122,000	$2,761,467
	LEC, Inc.	150,800	1,010,529
	LITALICO, Inc.	108,000	2,227,934
# *	Locondo, Inc.	21,000	163,004
#	Look Holdings, Inc.	37,100	439,504
	Mars Group Holdings Corp.	81,500	1,063,173
	Maruzen CHI Holdings Co. Ltd.	106,300	313,390
	Matsuoka Corp.	10,200	85,996
	Matsuyafoods Holdings Co. Ltd.	17,000	496,300
	Media Do Co. Ltd.	54,200	715,277
	Meiko Network Japan Co. Ltd.	61,200	274,887
#	Meiwa Estate Co. Ltd.	75,500	349,144
#	Mikuni Corp.	154,900	455,373
#	Mitsuba Corp.	204,690	553,658
	Mizuno Corp.	118,000	1,941,871
	Monogatari Corp.	66,800	2,785,567
	Morito Co. Ltd.	107,800	637,738
#	MrMax Holdings Ltd.	161,600	759,348
	Murakami Corp.	31,800	583,186
	Musashi Seimitsu Industry Co. Ltd.	302,800	3,077,221
	Nafco Co. Ltd.	54,200	700,526
	Nagase Brothers, Inc.	200	8,235
#	Nagawa Co. Ltd.	48,800	3,439,703
#	Nakayamafuku Co. Ltd.	74,400	198,439
	New Art Holdings Co. Ltd.	28,734	293,880
	Nextage Co. Ltd.	292,600	4,471,936
	NHK Spring Co. Ltd.	876,456	5,660,968
	Nichirin Co. Ltd.	61,160	731,968
	Nihon House Holdings Co. Ltd.	244,800	758,134
#	Nihon Plast Co. Ltd.	107,800	408,694
	Nihon Tokushu Toryo Co. Ltd.	81,900	505,703
	Nikki Co. Ltd.	2,100	30,216
#	Nippon Felt Co. Ltd.	84,000	275,653
#	Nippon Piston Ring Co. Ltd.	49,800	484,346
	Nippon Seiki Co. Ltd.	303,200	2,194,883
	Nishikawa Rubber Co. Ltd.	38,500	388,938
	Nishimatsuya Chain Co. Ltd.	258,300	3,170,165
	Nissan Shatai Co. Ltd.	477,300	2,081,570
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	283,011
	NITTAN Corp.	93,500	193,044
	Nojima Corp.	201,000	4,042,600
	NOK Corp.	321,180	2,732,686
#	Ohashi Technica, Inc.	68,600	680,727
	Ohsho Food Service Corp.	86,600	4,066,350
# *	Oisix ra daichi, Inc.	147,000	3,020,833
	Onward Holdings Co. Ltd.	633,700	1,183,515
#	Ozu Corp.	22,200	341,069
	Pacific Industrial Co. Ltd.	277,000	2,147,668
	PAL GROUP Holdings Co. Ltd.	139,800	1,560,183
#	PAPYLESS Co. Ltd.	26,600	264,096
	Paris Miki Holdings, Inc.	115,700	239,921
	PC Depot Corp.	183,381	434,461
	People Co. Ltd.	1,300	10,533
#	Piolax, Inc.	181,700	2,119,802
	Plenus Co. Ltd.	78,800	1,157,487
#	Premium Water Holdings, Inc.	8,100	159,146
#	Press Kogyo Co. Ltd.	598,500	1,798,132
#	Pressance Corp.	109,900	1,319,321
*	QB Net Holdings Co. Ltd.	50,300	558,203

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Raccoon Holdings, Inc.	111,700	$1,189,948
	Regal Corp.	1,500	21,616
	Resorttrust, Inc.	523,464	8,806,514
	Rhythm Co. Ltd.	43,600	562,926
	Riberesute Corp.	46,100	284,328
#	Ride On Express Holdings Co. Ltd.	46,900	420,920
*	Right On Co. Ltd.	94,925	515,109
#	Riken Corp.	50,100	914,253
	Riso Kyoiku Co. Ltd.	671,200	1,992,819
#	Rock Field Co. Ltd.	94,800	1,036,067
	Roland Corp.	46,300	1,597,808
	Round One Corp.	30,500	339,473
#	Sac’s Bar Holdings, Inc.	122,950	477,466
	San Holdings, Inc.	59,900	728,240
	Sanei Architecture Planning Co. Ltd.	55,200	714,229
	Sangetsu Corp.	291,250	3,489,190
	Sankyo Co. Ltd.	246,900	7,104,545
	Sankyo Seiko Co. Ltd.	235,700	994,205
	Sanoh Industrial Co. Ltd.	154,900	835,336
#	Sanyo Electric Railway Co. Ltd.	109,998	1,752,147
# *	Sanyo Shokai Ltd.	64,699	419,334
#	Scroll Corp.	189,200	1,156,844
	Seiko Holdings Corp.	165,881	2,840,036
	Seiren Co. Ltd.	284,000	4,501,224
	Senshukai Co. Ltd.	174,600	534,227
	Seria Co. Ltd.	133,400	2,608,757
#	Shidax Corp.	149,800	425,147
	Shikibo Ltd.	68,600	460,507
#	Shimojima Co. Ltd.	48,800	352,516
	Shin-Nihon Tatemono Co. Ltd.	29,800	90,143
	Shoei Co. Ltd.	152,600	5,661,355
*	Silver Life Co. Ltd.	15,300	168,517
#	Snow Peak, Inc.	186,400	3,416,857
#	SNT Corp.	164,500	274,163
	Soft99 Corp.	84,400	755,487
	Sotoh Co. Ltd.	49,100	332,353
	SPK Corp.	48,600	498,948
	Sprix Ltd.	31,300	292,686
	St. Marc Holdings Co. Ltd.	111,200	1,271,119
	Step Co. Ltd.	60,800	839,538
#	Suminoe Textile Co. Ltd.	31,100	448,153
	Sumitomo Riko Co. Ltd.	252,100	1,077,566
	Suncall Corp.	129,600	499,368
# *	SuRaLa Net Co. Ltd.	2,700	21,406
	Syuppin Co. Ltd.	134,200	1,271,853
#	T RAD Co. Ltd.	42,900	750,693
	Tachikawa Corp.	71,600	574,335
#	Tachi-S Co. Ltd.	195,940	1,525,827
#	Taiho Kogyo Co. Ltd.	113,300	557,950
	Takashimaya Co. Ltd.	914,300	8,339,552
	Takasho Co. Ltd.	15,400	81,399
#	Takihyo Co. Ltd.	30,600	257,751
#	Tama Home Co. Ltd.	101,400	1,978,670
	Tamron Co. Ltd.	103,400	1,822,772
#	Tbk Co. Ltd.	155,300	412,871
	Tear Corp.	60,900	207,597
#	Temairazu, Inc.	14,900	523,937
	T-Gaia Corp.	138,100	1,750,404
#	Tigers Polymer Corp.	79,800	264,469

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Toa Corp.	144,900	$783,098
	Toabo Corp.	42,099	125,712
	Tokai Rika Co. Ltd.	326,000	3,434,798
#	Token Corp.	46,450	3,091,962
*	Tokyo Base Co. Ltd.	130,100	329,186
#	Tokyo Individualized Educational Institute, Inc.	103,700	467,791
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	121,498
	Tokyotokeiba Co. Ltd.	99,900	3,399,428
	Tomy Co. Ltd.	567,193	5,381,288
	Topre Corp.	224,500	1,903,432
	Toridoll Holdings Corp.	306,200	5,553,200
	Toyo Tire Corp.	140,800	1,614,968
	Toyoda Gosei Co. Ltd.	16,800	244,641
	TPR Co. Ltd.	159,300	1,526,759
	Treasure Factory Co. Ltd.	10,300	76,340
	TS Tech Co. Ltd.	449,686	4,692,753
	TSI Holdings Co. Ltd.	310,995	727,835
# *	Tsukada Global Holdings, Inc.	86,100	211,903
	Tsukamoto Corp. Co. Ltd.	18,100	177,425
	Tsutsumi Jewelry Co. Ltd.	40,100	581,865
#	Twinbird Corp.	9,200	41,028
#	Unipres Corp.	241,100	1,387,793
*	Unitika Ltd.	373,200	803,380
	Univance Corp.	10,000	34,214
*	Universal Entertainment Corp.	98,000	1,753,444
	Valuence Holdings, Inc.	1,600	16,438
*	Village Vanguard Co. Ltd.	36,600	289,552
	VT Holdings Co. Ltd.	497,100	1,759,778
	Wacoal Holdings Corp.	267,700	3,813,049
#	Waseda Academy Co. Ltd.	43,600	353,231
	Watts Co. Ltd.	52,100	283,391
	Weds Co. Ltd.	14,500	53,135
	World Co. Ltd.	90,600	903,958
	Xebio Holdings Co. Ltd.	165,200	1,166,813
	Yachiyo Industry Co. Ltd.	48,100	243,822
	Yagi & Co. Ltd.	18,600	170,439
# *	Yamada Holdings Co. Ltd.	58,900	175,880
	Yamae Group Holdings Co. Ltd.	9,400	73,906
#	Yamato International, Inc.	100,500	220,714
#	Yasunaga Corp.	48,200	259,440
	Yellow Hat Ltd.	222,800	2,783,221
#	Yondoshi Holdings, Inc.	97,520	1,266,635
	Yonex Co. Ltd.	2,300	14,984
	Yorozu Corp.	126,100	750,937
	Yoshinoya Holdings Co. Ltd.	187,500	3,411,282
	Yutaka Giken Co. Ltd.	8,700	118,822
	Zojirushi Corp.	14,700	155,446

TOTAL CONSUMER DISCRETIONARY			389,703,906

CONSUMER STAPLES — (7.6%)
#	Aeon Hokkaido Corp.	180,300	1,445,571
#	AFC-HD AMS Life Science Co. Ltd.	53,800	309,893
#	Ain Holdings, Inc.	147,300	6,607,099
#	Albis Co. Ltd.	38,700	667,659
	Arcs Co. Ltd.	274,400	4,344,155
	Artnature, Inc.	116,400	663,806
	Axial Retailing, Inc.	108,000	2,828,405
	Belc Co. Ltd.	67,800	2,887,423
	Bourbon Corp.	54,800	879,113

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Bull-Dog Sauce Co. Ltd.	3,000	$43,947
	Cawachi Ltd.	77,000	1,213,498
	C’BON COSMETICS Co. Ltd.	10,800	142,157
	Chubu Shiryo Co. Ltd.	132,400	1,040,146
	Chuo Gyorui Co. Ltd.	9,800	216,079
	Como Co. Ltd.	2,600	52,607
#	Cota Co. Ltd.	113,591	1,248,417
	Create SD Holdings Co. Ltd.	128,200	2,932,334
#	Daikokutenbussan Co. Ltd.	35,700	1,313,871
	Delica Foods Holdings Co. Ltd.	66,400	273,321
	DyDo Group Holdings, Inc.	59,300	2,299,089
	Earth Corp.	74,600	3,152,742
	Ebara Foods Industry, Inc.	30,900	686,823
	Eco’s Co. Ltd.	46,600	712,361
	Ensuiko Sugar Refining Co. Ltd.	86,200	140,640
	Ezaki Glico Co. Ltd.	144,500	4,142,610
	Feed One Co. Ltd.	155,448	793,017
#	Fuji Co. Ltd.	118,700	2,040,649
	Fuji Oil Holdings, Inc.	195,000	2,767,408
	Fujicco Co. Ltd.	124,100	1,939,208
	Fujiya Co. Ltd.	70,000	1,293,607
#	G-7 Holdings, Inc.	141,300	1,774,425
	Genky DrugStores Co. Ltd.	51,000	1,430,787
#	HABA Laboratories, Inc.	15,000	234,658
	Hagoromo Foods Corp.	17,900	424,110
	Halows Co. Ltd.	56,100	1,340,733
	Heiwado Co. Ltd.	194,900	2,940,285
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	592,797
	Hokuto Corp.	140,000	2,198,965
#	Ichimasa Kamaboko Co. Ltd.	46,500	297,770
	Imuraya Group Co. Ltd.	61,500	1,062,979
#	Inageya Co. Ltd.	35,200	365,209
*	I-NE Co. Ltd.	4,100	105,766
	Itochu-Shokuhin Co. Ltd.	35,100	1,340,199
	Itoham Yonekyu Holdings, Inc.	706,300	3,554,839
	Iwatsuka Confectionery Co. Ltd.	8,700	265,220
	JM Holdings Co. Ltd.	77,000	963,572
	J-Oil Mills, Inc.	122,300	1,495,046
	Kadoya Sesame Mills, Inc.	15,600	424,524
	Kagome Co. Ltd.	119,500	2,990,612
#	Kakiyasu Honten Co. Ltd.	53,400	978,172
#	Kameda Seika Co. Ltd.	86,000	2,799,166
#	Kaneko Seeds Co. Ltd.	44,700	617,588
	Kanemi Co. Ltd.	1,200	24,845
	Kansai Food Market Ltd.	47,300	490,309
	Kato Sangyo Co. Ltd.	152,100	3,946,711
	Kenko Mayonnaise Co. Ltd.	73,300	783,807
#	Kitanotatsujin Corp.	367,500	483,603
	KOIKE YA, Inc.	300	12,070
	Kusuri no Aoki Holdings Co. Ltd.	74,900	3,318,379
	Kyokuyo Co. Ltd.	59,999	1,501,706
	Lacto Japan Co. Ltd.	47,000	721,219
	Life Corp.	72,400	1,651,580
	Mandom Corp.	124,400	1,236,875
	Marudai Food Co. Ltd.	129,900	1,517,418
	Maruha Nichiro Corp.	216,707	3,988,284
	Maxvalu Tokai Co. Ltd.	47,000	938,403
#	Medical System Network Co. Ltd.	155,300	602,961
	Megmilk Snow Brand Co. Ltd.	280,000	4,173,634

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Meito Sangyo Co. Ltd.	54,100	$674,051
	Milbon Co. Ltd.	159,852	6,693,147
#	Ministop Co. Ltd.	90,500	974,596
	Mitsubishi Shokuhin Co. Ltd.	103,900	2,575,255
	Mitsui DM Sugar Holdings Co. Ltd.	111,970	1,665,291
	Miyoshi Oil & Fat Co. Ltd.	42,900	380,233
	Morinaga & Co. Ltd.	189,199	5,866,812
	Morinaga Milk Industry Co. Ltd.	900	36,245
	Morozoff Ltd.	37,800	874,211
	MTG Co. Ltd.	24,700	275,349
#	Nagatanien Holdings Co. Ltd.	74,900	1,129,224
	Nakamuraya Co. Ltd.	27,299	658,829
	Natori Co. Ltd.	65,000	1,008,831
#	Nichimo Co. Ltd.	17,000	341,981
	Nihon Chouzai Co. Ltd.	73,420	714,278
	Niitaka Co. Ltd.	12,360	227,177
	Nippn Corp.	346,000	4,500,243
	Nippon Beet Sugar Manufacturing Co. Ltd.	65,500	837,339
	Nippon Suisan Kaisha Ltd.	1,893,700	8,361,278
	Nishimoto Co. Ltd.	19,500	418,817
	Nisshin Oillio Group Ltd.	156,000	3,530,477
#	Nissin Sugar Co. Ltd.	98,600	1,301,843
	Nitto Fuji Flour Milling Co. Ltd.	16,200	524,962
	Noevir Holdings Co. Ltd.	83,400	3,270,036
#	Oenon Holdings, Inc.	294,200	718,462
# *	OIE Sangyo Co. Ltd.	22,000	154,808
	Okuwa Co. Ltd.	155,300	1,042,319
	Olympic Group Corp.	52,200	266,585
	OUG Holdings, Inc.	21,300	437,804
#	Pickles Corp.	56,900	555,313
	Pigeon Corp.	118,400	2,019,314
# *	Premier Anti-Aging Co. Ltd.	2,400	69,018
	Prima Meat Packers Ltd.	178,700	2,930,347
	Qol Holdings Co. Ltd.	165,500	1,393,048
	Retail Partners Co. Ltd.	107,600	937,391
	Riken Vitamin Co. Ltd.	143,900	1,891,635
	Rokko Butter Co. Ltd.	84,200	1,003,285
	S Foods, Inc.	116,762	2,716,447
	S&B Foods, Inc.	42,798	1,189,435
#	Sagami Rubber Industries Co. Ltd.	57,700	326,155
	Sakata Seed Corp.	14,000	471,404
	San-A Co. Ltd.	116,600	3,660,349
	Sapporo Holdings Ltd.	392,620	8,172,025
	Sato Foods Co. Ltd.	800	29,631
	Satudora Holdings Co. Ltd.	3,900	19,899
#	Shinnihonseiyaku Co. Ltd.	34,100	380,554
	Shinobu Foods Products Co. Ltd.	1,600	7,492
#	Shoei Foods Corp.	68,000	2,042,321
	Showa Sangyo Co. Ltd.	114,300	2,312,190
#	Soiken Holdings, Inc.	39,400	92,654
	ST Corp.	36,100	419,244
	Starzen Co. Ltd.	90,600	1,379,140
	Takara Holdings, Inc.	353,300	2,975,806
	Toho Co. Ltd.	49,900	432,418
#	Torigoe Co. Ltd. (The)	94,500	470,157
	Toyo Sugar Refining Co. Ltd.	14,500	109,723
#	Transaction Co. Ltd.	89,700	724,753
	United Super Markets Holdings, Inc.	353,200	2,988,311
	Valor Holdings Co. Ltd.	225,800	3,557,334

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Warabeya Nichiyo Holdings Co. Ltd.	88,260	$1,128,917
#	Watahan & Co. Ltd.	94,100	964,447
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	429,203
#	YAKUODO Holdings Co. Ltd.	69,400	962,484
	Yamami Co	1,200	15,608
#	YA-MAN Ltd.	194,200	1,850,993
	Yamatane Corp.	59,900	767,271
#	Yamaya Corp.	23,500	451,025
#	Yamazawa Co. Ltd.	11,800	139,019
#	Yaoko Co. Ltd.	28,500	1,507,726
	Yokorei Co. Ltd.	310,600	2,075,921
	Yomeishu Seizo Co. Ltd.	48,700	648,231
*	Yoshimura Food Holdings KK	29,300	120,726
# *	Yuasa Funashoku Co. Ltd.	14,300	285,589
	Yukiguni Maitake Co. Ltd.	18,600	150,073
	Yutaka Foods Corp.	3,900	54,381

TOTAL CONSUMER STAPLES			208,955,771

ENERGY — (1.0%)
	BP Castrol KK	44,100	430,041
	Cosmo Energy Holdings Co. Ltd.	335,800	8,342,741
	Fuji Kosan Co. Ltd.	4,400	30,007
#	Fuji Oil Co. Ltd.	292,200	628,378
	Itochu Enex Co. Ltd.	356,500	2,951,549
	Japan Oil Transportation Co. Ltd.	15,500	308,728
#	Japan Petroleum Exploration Co. Ltd.	226,200	4,509,067
	Mitsuuroko Group Holdings Co. Ltd.	197,500	1,527,520
	Modec, Inc.	134,300	1,259,217
	Nippon Coke & Engineering Co. Ltd.	978,100	1,025,591
	Sala Corp.	324,100	1,558,638
	San-Ai Oil Co. Ltd.	390,600	2,867,417
	Sinanen Holdings Co. Ltd.	46,900	1,169,060
	Toa Oil Co. Ltd.	46,200	958,885
	Toyo Kanetsu KK	48,700	910,480

TOTAL ENERGY			28,477,319

FINANCIALS — (8.9%)
	77 Bank Ltd.	364,552	4,520,268
#	Advance Create Co. Ltd.	63,400	452,474
	AEON Financial Service Co. Ltd.	124,500	1,144,578
	Aichi Bank Ltd. (The)	48,700	1,722,214
#	Aiful Corp.	2,090,100	5,957,456
#	Aizawa Securities Group Co. Ltd.	205,200	1,058,437
	Akatsuki Corp.	144,000	342,777
	Akita Bank Ltd. (The)	88,440	1,135,498
	Anicom Holdings, Inc.	108,300	510,863
*	Aruhi Corp.	162,500	1,250,673
	Asax Co. Ltd.	9,300	42,320
#	Awa Bank Ltd.	233,000	3,845,753
	Bank of Iwate Ltd. (The)	82,982	1,230,849
#	Bank of Kochi Ltd. (The)	56,100	328,663
#	Bank of Nagoya Ltd. (The)	75,630	1,825,306
	Bank of Saga Ltd. (The)	84,920	933,714
	Bank of the Ryukyus Ltd.	262,280	1,634,184
#	Bank of Toyama Ltd. (The)	14,500	224,450
#	Casa, Inc.	28,400	173,769
#	Chiba Kogyo Bank Ltd. (The)	264,158	551,775
	Chugoku Bank Ltd.	607,300	4,465,815

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Chukyo Bank Ltd. (The)	61,400	$776,204
#	Credit Saison Co. Ltd.	735,700	8,286,519
	Daishi Hokuetsu Financial Group, Inc.	262,500	5,077,369
#	Daito Bank Ltd.	62,600	315,425
	eGuarantee, Inc.	217,000	3,602,294
#	Ehime Bank Ltd. (The)	211,700	1,502,441
	Entrust, Inc.	54,900	218,889
	FIDEA Holdings Co. Ltd.	128,790	1,279,880
#	Financial Products Group Co. Ltd.	106,900	654,197
	First Bank of Toyama Ltd. (The)	319,000	798,617
#	First Brothers Co. Ltd.	34,600	222,052
#	Fukui Bank Ltd. (The)	127,100	1,325,737
	Fukushima Bank Ltd.	17,200	28,230
	Fuyo General Lease Co. Ltd.	116,200	6,286,985
#	GMO Financial Holdings, Inc.	249,100	1,545,180
	Gunma Bank Ltd.	2,064,840	5,935,474
	Hachijuni Bank Ltd.	1,459,600	4,813,379
#	Hirogin Holdings, Inc.	1,534,800	7,562,207
*	Hirose Tusyo, Inc.	20,800	369,166
#	Hokkoku Financial Holdings, Inc.	145,200	4,188,657
	Hokuhoku Financial Group, Inc.	801,100	5,420,939
	HS Holdings Co. Ltd.	152,200	1,535,865
	Hyakugo Bank Ltd.	1,393,709	3,688,514
	Hyakujushi Bank Ltd. (The)	134,700	1,747,933
	Ichiyoshi Securities Co. Ltd.	230,400	1,014,178
	IwaiCosmo Holdings, Inc.	123,900	1,207,134
	Iyo Bank Ltd.	1,034,718	5,017,239
	J Trust Co. Ltd.	345,400	831,309
	Jaccs Co. Ltd.	147,700	3,735,016
	JAFCO Group Co. Ltd.	592,800	7,146,889
*	Japan Asia Investment Co. Ltd.	82,100	149,355
#	Japan Investment Adviser Co. Ltd.	70,300	638,308
#	Japan Securities Finance Co. Ltd.	581,200	4,198,189
#	Jimoto Holdings, Inc.	113,150	531,187
#	J-Lease Co. Ltd.	31,900	358,247
	Juroku Financial Group, Inc.	191,700	3,220,029
	Keiyo Bank Ltd.	669,700	2,552,130
#	Kita-Nippon Bank Ltd. (The)	43,506	519,063
	Kiyo Bank Ltd.	417,390	4,578,256
#	Kyokuto Securities Co. Ltd.	152,800	822,546
	Kyushu Financial Group, Inc.	1,601,937	4,916,103
#	Kyushu Leasing Service Co. Ltd.	34,000	153,369
*	M&A Capital Partners Co. Ltd.	92,100	2,860,695
#	Marusan Securities Co. Ltd.	336,700	1,280,800
#	Matsui Securities Co. Ltd.	479,400	2,965,002
	Mercuria Holdings Co. Ltd.	58,400	266,955
#	Minkabu The Infonoid, Inc.	21,700	442,094
#	Mito Securities Co. Ltd.	359,500	724,286
	Miyazaki Bank Ltd. (The)	102,900	1,635,009
#	Mizuho Leasing Co. Ltd.	180,700	4,188,752
	Monex Group, Inc.	1,059,200	4,830,744
	Money Partners Group Co. Ltd.	149,100	294,930
	Morningstar Japan KK	118,600	503,955
#	Mortgage Service Japan Ltd.	26,100	198,105
	Musashino Bank Ltd. (The)	193,500	2,646,743
#	Nagano Bank Ltd. (The)	43,899	433,472
	Nanto Bank Ltd.	185,100	2,895,979
	NEC Capital Solutions Ltd.	60,200	911,325
	Nishi-Nippon Financial Holdings, Inc.	803,500	4,829,331

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	North Pacific Bank Ltd.	1,785,600	$3,385,764
# *	OAK Capital Corp.	300,200	172,301
	Ogaki Kyoritsu Bank Ltd.	228,700	3,351,884
	Oita Bank Ltd. (The)	84,199	1,200,138
#	Okasan Securities Group, Inc.	971,900	2,602,128
	Okinawa Financial Group, Inc.	143,060	2,449,046
	Orient Corp.	2,808,900	2,696,233
	Premium Group Co. Ltd.	49,300	1,462,927
#	Procrea Holdings, Inc.	245,472	3,391,495
	Ricoh Leasing Co. Ltd.	97,600	2,556,451
	San ju San Financial Group, Inc.	118,793	1,284,672
	San-In Godo Bank Ltd. (The)	966,000	4,795,962
*	SBI Insurance Group Co. Ltd.	7,600	58,324
	Senshu Ikeda Holdings, Inc.	1,232,328	1,686,085
	Seven Bank Ltd.	787,400	1,471,898
#	Shiga Bank Ltd.	289,400	5,442,030
	Shikoku Bank Ltd. (The)	240,900	1,439,790
	Shimizu Bank Ltd. (The)	58,200	698,388
#	Sparx Group Co. Ltd.	594,900	1,173,132
	Strike Co. Ltd.	51,700	1,574,399
	Suruga Bank Ltd.	900,700	2,825,798
	Taiko Bank Ltd. (The)	41,800	423,391
	Tochigi Bank Ltd. (The)	565,200	1,052,558
#	Toho Bank Ltd. (The)	1,273,900	1,984,610
#	Tohoku Bank Ltd. (The)	64,700	497,325
	Tokai Tokyo Financial Holdings, Inc.	1,378,200	4,088,537
	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,306,903
#	Tomato Bank Ltd.	54,500	428,440
	TOMONY Holdings, Inc.	937,250	2,370,540
#	Tottori Bank Ltd. (The)	56,400	516,971
	Towa Bank Ltd. (The)	210,300	873,402
	Toyo Securities Co. Ltd.	390,800	524,205
	Traders Holdings Co. Ltd.	13,720	34,884
#	Tsukuba Bank Ltd.	461,800	691,757
*	Uzabase, Inc.	76,400	444,647
	Yamagata Bank Ltd. (The)	143,600	956,474
	Yamaguchi Financial Group, Inc.	1,237,672	6,786,365
	Yamanashi Chuo Bank Ltd. (The)	162,526	1,230,576

TOTAL FINANCIALS			244,961,143

HEALTH CARE — (4.6%)
	Advantage Risk Management Co. Ltd.	41,900	162,646
	As One Corp.	4,000	212,372
	ASKA Pharmaceutical Holdings Co. Ltd.	143,200	1,307,273
	Astena Holdings Co. Ltd.	194,800	650,747
	BML, Inc.	148,200	3,814,013
#	Carenet, Inc.	130,800	832,757
	CE Holdings Co. Ltd.	9,500	33,645
# *	CellSource Co. Ltd.	21,100	610,513
	Charm Care Corp. KK	113,900	1,137,887
	CMIC Holdings Co. Ltd.	63,200	727,504
	Create Medic Co. Ltd.	38,700	291,788
#	Daiken Medical Co. Ltd.	116,700	462,943
	Daito Pharmaceutical Co. Ltd.	78,580	1,571,764
#	DATA HORIZON Co. Ltd.	3,600	59,414
#	Dvx, Inc.	44,300	360,345
	Eiken Chemical Co. Ltd.	203,900	2,700,509
	Elan Corp.	208,600	1,628,839
	EM Systems Co. Ltd.	24,900	177,027

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	FALCO HOLDINGS Co. Ltd.	53,300	$864,154
	FINDEX, Inc.	94,500	454,355
	France Bed Holdings Co. Ltd.	158,600	1,072,239
	Fuji Pharma Co. Ltd.	99,100	723,382
#	Fukuda Denshi Co. Ltd.	63,200	3,639,436
#	Fuso Pharmaceutical Industries Ltd.	42,600	701,295
# *	GNI Group Ltd.	54,200	475,500
	H.U. Group Holdings, Inc.	352,600	7,856,798
#	Hogy Medical Co. Ltd.	110,500	2,759,516
#	Hoshi Iryo-Sanki Co. Ltd.	9,600	249,459
	I’rom Group Co. Ltd.	31,800	479,619
*	Japan Animal Referral Medical Center Co. Ltd.	9,600	131,140
*	Japan Hospice Holdings, Inc.	11,300	149,369
	Japan Lifeline Co. Ltd.	396,000	3,300,779
	Japan Medical Dynamic Marketing, Inc.	104,500	1,273,060
	JMS Co. Ltd.	104,457	473,584
	Kaken Pharmaceutical Co. Ltd.	149,700	4,536,228
	Kanamic Network Co. Ltd.	139,700	542,826
#	Kissei Pharmaceutical Co. Ltd.	175,800	3,478,764
	Koa Shoji Holdings Co. Ltd.	4,100	27,362
#	KYORIN Holdings, Inc.	261,400	3,801,377
	Linical Co. Ltd.	69,400	434,758
	Mani, Inc.	317,400	3,624,714
	Medical Data Vision Co. Ltd.	171,100	1,280,217
	Medikit Co. Ltd.	2,000	35,563
	Medius Holdings Co. Ltd.	68,500	529,882
# *	MedPeer, Inc.	76,300	1,746,532
	Menicon Co. Ltd.	185,800	3,968,577
#	Mizuho Medy Co. Ltd.	22,400	340,883
	Mochida Pharmaceutical Co. Ltd.	50,598	1,441,244
	Nakanishi, Inc.	295,400	4,828,312
# *	Nichi-iko Pharmaceutical Co. Ltd.	323,550	1,945,513
#	Nippon Chemiphar Co. Ltd.	13,400	201,482
	Nipro Corp.	809,400	6,377,768
	Nissui Pharmaceutical Co. Ltd.	78,000	594,642
	Paramount Bed Holdings Co. Ltd.	254,000	4,230,356
*	PeptiDream, Inc.	62,200	1,003,215
	Precision System Science Co. Ltd.	4,800	15,704
#	Rion Co. Ltd.	54,600	960,524
	Sawai Group Holdings Co. Ltd.	155,000	5,199,422
#	Seed Co. Ltd.	68,100	265,502
	Seikagaku Corp.	233,700	1,517,526
	Shin Nippon Biomedical Laboratories Ltd.	125,400	1,316,621
	Ship Healthcare Holdings, Inc.	278,600	4,653,715
#	Shofu, Inc.	69,900	866,442
	Software Service, Inc.	18,800	841,654
	Solasto Corp.	327,100	2,262,095
#	St-Care Holding Corp.	81,600	516,247
# *	Taiko Pharmaceutical Co. Ltd.	55,900	257,954
	Techno Medica Co. Ltd.	14,700	176,029
#	Toho Holdings Co. Ltd.	298,300	4,842,222
	Tokai Corp.	138,600	1,836,416
	Torii Pharmaceutical Co. Ltd.	90,800	2,281,859
#	Towa Pharmaceutical Co. Ltd.	173,300	3,686,385
#	Trans Genic, Inc.	51,100	155,350
	Tsumura & Co.	163,200	4,015,505
#	Value HR Co. Ltd.	92,800	994,795
	Vital KSK Holdings, Inc.	262,800	1,541,716
# *	Wakamoto Pharmaceutical Co. Ltd.	112,300	242,124

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
#	WIN-Partners Co. Ltd.	106,100	$812,607
	ZERIA Pharmaceutical Co. Ltd.	17,300	264,705

TOTAL HEALTH CARE			125,839,005

INDUSTRIALS — (28.7%)
#	A&A Material Corp.	26,000	173,231
	Advan Group Co. Ltd.	146,500	922,908
	Aeon Delight Co. Ltd.	105,900	2,263,497
	Aichi Corp.	224,800	1,564,266
	Aida Engineering Ltd.	310,500	2,300,336
	Airtech Japan Ltd.	2,000	16,019
	AIT Corp.	8,100	98,525
	Ajis Co. Ltd.	28,900	501,458
	Alconix Corp.	143,100	1,545,988
#	Alinco, Inc.	80,500	528,447
	Alps Logistics Co. Ltd.	111,600	917,933
	Altech Corp.	101,970	1,524,807
	Anest Iwata Corp.	220,200	1,397,068
	Asahi Diamond Industrial Co. Ltd.	352,700	1,545,527
#	Asahi Kogyosha Co. Ltd.	51,400	624,385
#	Asanuma Corp.	42,100	1,648,832
#	Asukanet Co. Ltd.	31,200	256,053
	Bando Chemical Industries Ltd.	213,500	1,399,448
#	Br Holdings Corp.	202,000	453,987
#	Bunka Shutter Co. Ltd.	351,900	2,644,658
	Canare Electric Co. Ltd.	21,200	272,420
#	Careerlink Co. Ltd.	7,600	81,705
	Central Glass Co. Ltd.	217,900	4,012,412
	Central Security Patrols Co. Ltd.	53,000	855,514
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	849,858
*	Chiyoda Corp.	850,900	2,813,373
	Chiyoda Integre Co. Ltd.	67,900	1,142,377
	Chori Co. Ltd.	73,000	1,071,395
	Chudenko Corp.	190,900	3,068,469
#	Chugai Ro Co. Ltd.	37,600	426,733
#	Chuo Warehouse Co. Ltd.	21,000	154,816
	CKD Corp.	213,800	2,768,648
	CMC Corp.	30,200	276,430
	Comany, Inc.	4,700	42,502
	Cosel Co. Ltd.	146,800	855,966
	Creek & River Co. Ltd.	67,100	1,083,164
	CTI Engineering Co. Ltd.	70,900	1,243,391
	CTS Co. Ltd.	157,100	1,044,960
#	Dai-Dan Co. Ltd.	90,900	1,482,379
#	Daido Kogyo Co. Ltd.	51,800	364,680
	Daihatsu Diesel Manufacturing Co. Ltd.	122,100	460,278
	Daihen Corp.	128,100	3,664,604
#	Daiho Corp.	91,600	3,135,775
	Dai-Ichi Cutter Kogyo KK	46,300	484,821
	Daiichi Jitsugyo Co. Ltd.	52,700	1,530,230
	Daiichi Kensetsu Corp.	35,200	347,216
	Daiki Axis Co. Ltd.	41,900	234,468
	Daiohs Corp.	22,100	177,099
	Daiseki Co. Ltd.	291,355	10,478,926
#	Daiseki Eco. Solution Co. Ltd.	39,159	313,402
#	Daisue Construction Co. Ltd.	48,200	481,592
	Daiwa Industries Ltd.	196,200	1,673,387
#	Denyo Co. Ltd.	96,400	1,192,730
	DMG Mori Co. Ltd.	728,000	9,136,670

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	DMW Corp.	4,800	$118,560
	Duskin Co. Ltd.	266,000	5,674,219
	Ebara Jitsugyo Co. Ltd.	64,800	1,186,347
#	Eidai Co. Ltd.	184,700	394,223
#	EJ Holdings, Inc.	30,100	266,730
	en Japan, Inc.	159,400	3,745,249
	Endo Lighting Corp.	56,300	379,958
	Enshu Ltd.	10,799	56,760
	Envipro Holdings, Inc.	34,400	262,641
#	ERI Holdings Co. Ltd.	14,100	133,861
	Escrow Agent Japan, Inc.	136,700	178,451
	EXEO Group, Inc.	21,800	362,922
	F&M Co. Ltd.	44,400	481,676
# *	FDK Corp.	64,298	358,409
#	Forum Engineering, Inc.	21,100	134,429
	Freund Corp.	75,600	427,990
	Fudo Tetra Corp.	102,380	1,224,034
	Fuji Corp.	326,900	5,454,175
	Fuji Die Co. Ltd.	55,300	278,030
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	35,355
	Fujikura Ltd.	1,693,000	8,008,730
	Fujimak Corp.	12,600	72,275
	Fujisash Co. Ltd.	573,900	317,571
	Fujitec Co. Ltd.	96,200	2,073,302
	Fukuda Corp.	53,500	1,892,252
	Fukushima Galilei Co. Ltd.	82,900	2,401,037
	Fukuvi Chemical Industry Co. Ltd.	10,600	48,576
	Fukuyama Transporting Co. Ltd.	83,257	2,330,336
	FULLCAST Holdings Co. Ltd.	126,600	2,422,245
	Funai Soken Holdings, Inc.	241,570	4,051,177
	Furukawa Co. Ltd.	197,100	1,924,174
	Furukawa Electric Co. Ltd.	424,300	6,890,241
	Futaba Corp.	208,200	1,063,359
	Gakujo Co. Ltd.	5,600	39,427
	Gecoss Corp.	95,900	577,111
	Giken Ltd.	5,400	148,177
	Glory Ltd.	288,055	4,633,355
	gremz, Inc.	23,900	298,285
#	GS Yuasa Corp.	393,683	6,826,602
	Hamakyorex Co. Ltd.	105,000	2,354,551
	Hanwa Co. Ltd.	226,600	5,538,913
	Hashimoto Sogyo Holdings Co. Ltd.	4,070	61,850
	Hazama Ando Corp.	1,168,600	8,119,262
#	Helios Techno Holding Co. Ltd.	109,800	237,211
	Hibiya Engineering Ltd.	110,700	1,623,574
	Hirakawa Hewtech Corp.	70,800	602,860
#	Hirano Tecseed Co. Ltd.	59,400	908,729
#	Hirata Corp.	31,100	1,142,747
	Hisaka Works Ltd.	127,300	751,718
	Hitachi Zosen Corp.	1,034,779	5,583,909
	Hito Communications Holdings, Inc.	43,900	523,448
	Hokuetsu Industries Co. Ltd.	139,500	949,071
#	Hokuriku Electrical Construction Co. Ltd.	89,040	526,995
	Hosokawa Micron Corp.	89,900	1,704,327
	Howa Machinery Ltd.	65,100	395,352
#	Ichikawa Co. Ltd.	1,000	10,787
#	Ichiken Co. Ltd.	33,600	473,553
#	Ichinen Holdings Co. Ltd.	125,100	1,225,395
	Idec Corp.	191,700	3,383,717

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Ihara Science Corp.	52,200	$799,784
	Iino Kaiun Kaisha Ltd.	513,400	2,906,703
*	Impact HD, Inc.	20,500	492,993
	Imura Envelope Co., Inc.	13,700	92,032
	Inaba Denki Sangyo Co. Ltd.	323,900	6,352,464
	Inaba Seisakusho Co. Ltd.	62,800	619,256
	Inabata & Co. Ltd.	290,000	4,745,468
	INFRONEER Holdings, Inc.	559,188	4,073,153
	Insource Co. Ltd.	138,750	2,363,104
#	Inui Global Logistics Co. Ltd.	67,580	865,245
	IR Japan Holdings Ltd.	41,300	1,307,937
	Iseki & Co. Ltd.	122,800	1,161,059
	Ishii Iron Works Co. Ltd.	11,000	248,007
	Itoki Corp.	213,100	579,523
	Iwaki Co. Ltd.	56,100	477,430
	Iwasaki Electric Co. Ltd.	42,200	752,638
	JAC Recruitment Co. Ltd.	105,100	1,479,241
	Japan Elevator Service Holdings Co. Ltd.	355,100	4,640,753
#	Japan Foundation Engineering Co. Ltd.	122,400	722,670
	Japan Pulp & Paper Co. Ltd.	73,400	2,149,776
	Japan Steel Works Ltd.	130,400	3,670,053
	Japan Transcity Corp.	244,600	1,116,227
	JDC Corp.	68,600	281,953
	JGC Holdings Corp.	88,500	1,001,483
#	JK Holdings Co. Ltd.	94,440	778,897
	Juki Corp.	174,000	1,157,313
	Kamei Corp.	150,100	1,205,003
	Kanaden Corp.	114,900	837,987
	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,102,807
	Kaname Kogyo Co. Ltd.	1,300	8,362
#	Kanamoto Co. Ltd.	210,000	3,138,113
	Kandenko Co. Ltd.	629,700	3,993,303
	Kanematsu Corp.	506,325	5,232,931
	Katakura Industries Co. Ltd.	151,500	2,941,347
#	Kato Works Co. Ltd.	62,800	373,023
	Kawada Technologies, Inc.	32,300	885,961
	Kawagishi Bridge Works Co. Ltd.	8,700	191,514
	Kawanishi Warehouse Co. Ltd.	1,700	14,650
#	Kawasaki Kinkai Kisen Kaisha Ltd.	7,899	236,904
	Kawata Manufacturing Co. Ltd.	25,100	190,461
	Keihin Co. Ltd.	15,700	171,653
	KFC Ltd.	8,700	114,821
#	Kimura Chemical Plants Co. Ltd.	98,900	618,705
	Kimura Unity Co. Ltd.	23,500	254,677
	King Jim Co. Ltd.	58,000	408,000
#	Kinki Sharyo Co. Ltd. (The)	16,599	151,948
	Kintetsu World Express, Inc.	240,800	5,736,457
	Kitagawa Corp.	54,200	521,381
	Kitano Construction Corp.	24,872	409,579
	Kito Corp.	132,700	1,723,567
	Kitz Corp.	407,200	2,069,927
# *	Kobe Electric Railway Co. Ltd.	37,299	929,172
#	Koike Sanso Kogyo Co. Ltd.	13,400	199,680
	Kokusai Co. Ltd.	51,600	243,833
#	Kokusai Pulp & Paper Co. Ltd.	47,700	108,148
	Kokuyo Co. Ltd.	427,025	5,561,646
#	KOMAIHALTEC, Inc.	20,300	301,880
	Komatsu Wall Industry Co. Ltd.	49,300	700,297
	Komori Corp.	302,500	1,716,604

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Kondotec, Inc.	114,200	$950,425
	Konoike Transport Co. Ltd.	178,300	1,582,596
# *	Kosaido Holdings Co. Ltd.	131,400	807,550
	Kozo Keikaku Engineering, Inc.	21,200	419,163
	KRS Corp.	75,600	618,064
	Kumagai Gumi Co. Ltd.	235,700	4,918,791
	Kuroda Precision Industries Ltd.	700	11,576
	Kyodo Printing Co. Ltd.	45,800	947,758
#	Kyokuto Boeki Kaisha Ltd.	33,000	549,753
	Kyokuto Kaihatsu Kogyo Co. Ltd.	205,600	2,072,825
#	Kyoritsu Printing Co. Ltd.	151,200	156,319
	Kyudenko Corp.	175,700	3,984,500
	LIKE, Inc.	68,700	1,137,254
	Link & Motivation, Inc.	234,300	824,337
	Lonseal Corp.	13,900	152,250
	Mabuchi Motor Co. Ltd.	216,100	5,771,704
#	Maezawa Industries, Inc.	49,000	238,797
#	Maezawa Kasei Industries Co. Ltd.	85,100	831,796
	Maezawa Kyuso Industries Co. Ltd.	122,700	862,952
	Makino Milling Machine Co. Ltd.	153,400	4,726,770
*	Management Solutions Co. Ltd.	37,300	1,321,287
	Marufuji Sheet Piling Co. Ltd.	11,800	173,845
	MARUKA FURUSATO Corp.	92,507	2,434,886
#	Marumae Co. Ltd.	31,900	527,552
#	Maruwa Unyu Kikan Co. Ltd.	132,200	1,543,436
	Maruyama Manufacturing Co., Inc.	18,800	223,367
	Maruzen Co. Ltd.	65,800	903,515
	Maruzen Showa Unyu Co. Ltd.	81,800	1,996,706
#	Matching Service Japan Co. Ltd.	52,000	324,437
	Matsuda Sangyo Co. Ltd.	82,782	1,453,621
#	Matsui Construction Co. Ltd.	125,500	624,901
	Max Co. Ltd.	164,100	2,001,845
	Meidensha Corp.	224,410	4,063,882
	Meiho Facility Works Ltd.	36,100	193,321
#	Meiji Electric Industries Co. Ltd.	52,500	411,551
#	Meiji Shipping Co. Ltd.	94,000	521,535
	Meisei Industrial Co. Ltd.	227,500	1,191,071
	Meitec Corp.	162,400	8,620,177
#	Meiwa Corp.	145,600	981,404
# *	MetaReal Corp.	22,800	177,967
	METAWATER Co. Ltd.	161,500	2,670,104
	Midac Holdings Co. Ltd.	17,900	288,608
	Mie Kotsu Group Holdings, Inc.	346,700	1,226,063
	Mirai Industry Co. Ltd.	4,600	51,529
	Mirait Holdings Corp.	595,335	8,342,800
	Mitani Corp.	294,600	3,744,191
#	Mitani Sangyo Co. Ltd.	145,000	342,991
#	Mitsubishi Kakoki Kaisha Ltd.	39,700	595,218
	Mitsubishi Logisnext Co. Ltd.	186,600	1,094,890
	Mitsubishi Logistics Corp.	141,100	3,252,007
	Mitsubishi Pencil Co. Ltd.	128,100	1,243,593
	Mitsuboshi Belting Ltd.	150,300	2,302,236
# *	Mitsui E&S Holdings Co. Ltd.	408,581	1,100,237
#	Mitsui Matsushima Holdings Co. Ltd.	77,400	1,206,005
	Mitsui-Soko Holdings Co. Ltd.	128,400	2,387,005
	Mitsumura Printing Co. Ltd.	5,100	52,400
	Miyaji Engineering Group, Inc.	37,517	1,004,810
	Mori-Gumi Co. Ltd.	69,500	159,979
	Morita Holdings Corp.	209,700	2,012,605

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Musashi Co. Ltd.	5,000	$66,969
#	NAC Co. Ltd.	61,300	446,295
	Nachi-Fujikoshi Corp.	93,600	2,722,222
	Nadex Co. Ltd.	40,600	205,473
	Nagase & Co. Ltd.	578,600	8,291,354
	Naigai Trans Line Ltd.	41,700	598,713
#	Nakabayashi Co. Ltd.	113,400	429,749
	Nakakita Seisakusho Co. Ltd.	3,700	60,693
#	Nakamoto Packs Co. Ltd.	33,300	392,170
*	Nakamura Choukou Co. Ltd.	6,600	34,187
	Nakanishi Manufacturing Co. Ltd.	5,700	53,959
#	Nakano Corp.	107,000	263,796
# *	Namura Shipbuilding Co. Ltd.	256,428	686,664
	Nankai Electric Railway Co. Ltd.	341,300	6,093,171
	Narasaki Sangyo Co. Ltd.	25,400	339,883
	Nice Corp.	35,200	512,815
	Nichias Corp.	384,200	6,900,015
#	Nichiban Co. Ltd.	68,100	913,088
#	Nichiden Corp.	98,100	1,634,532
	Nichiha Corp.	165,280	2,988,201
	Nichireki Co. Ltd.	155,400	1,450,550
	Nihon Dengi Co. Ltd.	30,800	827,430
	Nihon Flush Co. Ltd.	122,000	901,927
#	Nikkato Corp.	53,000	205,111
	Nikkiso Co. Ltd.	316,800	1,974,540
#	Nikko Co. Ltd.	168,400	793,178
	Nikkon Holdings Co. Ltd.	384,000	5,816,079
	Nippi, Inc.	11,900	324,783
#	Nippon Air Conditioning Services Co. Ltd.	189,000	1,167,296
	Nippon Aqua Co. Ltd.	55,400	265,342
	Nippon Carbon Co. Ltd.	66,200	2,126,780
	Nippon Concept Corp.	37,700	395,737
	Nippon Densetsu Kogyo Co. Ltd.	226,500	2,815,994
	Nippon Dry-Chemical Co. Ltd.	11,300	145,237
	Nippon Filcon Co. Ltd.	15,700	60,474
#	Nippon Hume Corp.	137,300	720,342
	Nippon Kanzai Co. Ltd.	15,200	326,616
	Nippon Koei Co. Ltd.	75,000	1,674,098
#	Nippon Parking Development Co. Ltd.	1,350,400	1,597,353
	Nippon Rietec Co. Ltd.	26,400	229,234
	Nippon Road Co. Ltd.	20,400	1,137,212
	Nippon Seisen Co. Ltd.	14,800	473,080
	Nippon Sharyo Ltd.	40,999	665,411
# *	Nippon Sheet Glass Co. Ltd.	416,900	1,260,820
	Nippon Steel Trading Corp.	96,960	3,946,025
	Nippon Thompson Co. Ltd.	356,500	1,383,999
	Nippon Tungsten Co. Ltd.	6,699	110,338
	Nishimatsu Construction Co. Ltd.	313,800	9,238,694
	Nishi-Nippon Railroad Co. Ltd.	215,300	4,307,034
	Nishio Rent All Co. Ltd.	123,800	2,671,974
	Nissei ASB Machine Co. Ltd.	51,100	1,165,224
#	Nissei Plastic Industrial Co. Ltd.	108,200	804,479
#	Nisshinbo Holdings, Inc.	938,880	7,024,754
	Nissin Corp.	92,500	1,101,202
	Nissin Electric Co. Ltd.	326,500	3,481,375
#	Nisso Corp.	69,000	349,972
	Nitta Corp.	128,900	2,736,636
	Nitto Boseki Co. Ltd.	59,600	1,155,720
	Nitto Kogyo Corp.	169,300	1,993,372

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nitto Kohki Co. Ltd.	69,900	$809,745
	Nitto Seiko Co. Ltd.	189,000	733,774
#	Nittoc Construction Co. Ltd.	121,600	659,870
	NJS Co. Ltd.	36,800	596,785
	Noda Corp.	120,700	1,149,925
	Nomura Co. Ltd.	199,500	1,371,855
#	Nomura Micro Science Co. Ltd.	39,900	1,152,202
	Noritake Co. Ltd.	59,600	1,892,700
	Noritsu Koki Co. Ltd.	123,200	2,042,973
	Noritz Corp.	175,100	2,027,757
#	NS Tool Co. Ltd.	105,300	1,168,650
#	NS United Kaiun Kaisha Ltd.	67,500	1,855,093
*	NTN Corp.	2,686,900	4,291,886
#	Obara Group, Inc.	74,200	1,660,589
#	Ochi Holdings Co. Ltd.	8,900	85,677
	Odawara Engineering Co. Ltd.	9,900	136,296
#	Ohba Co. Ltd.	76,500	457,197
	Ohmoto Gumi Co. Ltd.	4,100	189,733
	Oiles Corp.	143,970	1,654,156
	Okabe Co. Ltd.	239,600	1,216,582
#	Okada Aiyon Corp.	42,800	506,551
	Okamoto Machine Tool Works Ltd.	25,299	783,351
	Okamura Corp.	374,000	3,437,041
	OKUMA Corp.	151,100	5,400,528
	Okumura Corp.	193,880	4,576,893
	Onoken Co. Ltd.	109,400	1,270,248
	Organo Corp.	43,400	2,977,909
#	Oriental Consultants Holdings Co. Ltd.	6,100	124,945
	Oriental Shiraishi Corp.	764,000	1,380,778
#	Origin Co. Ltd.	27,600	291,923
	OSG Corp.	511,900	6,430,735
	Outsourcing, Inc.	715,000	7,091,016
	Oyo Corp.	128,000	1,942,697
#	Paraca, Inc.	35,900	496,100
*	Park24 Co. Ltd.	233,700	3,328,006
	Parker Corp.	34,000	129,449
#	Pasco Corp.	11,200	118,763
	Pasona Group, Inc.	143,800	2,280,057
	Pegasus Sewing Machine Manufacturing Co. Ltd.	139,900	670,036
	Penta-Ocean Construction Co. Ltd.	1,669,600	8,169,327
	People Dreams & Technologies Group Co. Ltd.	22,100	366,219
#	Phil Co., Inc.	7,100	61,954
	Pilot Corp.	123,700	5,025,796
	Prestige International, Inc.	654,700	3,146,177
	Pronexus, Inc.	104,900	854,927
	PS Mitsubishi Construction Co. Ltd.	205,700	890,919
	Punch Industry Co. Ltd.	88,700	315,702
#	Quick Co. Ltd.	76,100	905,138
	Raito Kogyo Co. Ltd.	289,000	4,314,957
	Raiznext Corp.	274,400	2,275,032
#	Rasa Corp.	63,200	474,539
	Rheon Automatic Machinery Co. Ltd.	120,500	1,020,591
#	Rix Corp.	17,300	219,403
#	Ryobi Ltd.	159,740	1,321,207
#	S LINE Co. Ltd.	23,800	163,123
#	Sakai Heavy Industries Ltd.	23,300	562,515
	Sakai Moving Service Co. Ltd.	72,100	2,460,315
# *	Sanix, Inc.	146,200	301,024
	Sanki Engineering Co. Ltd.	270,600	3,065,250

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Sanko Gosei Ltd.	134,300	$353,980
#	Sanko Metal Industrial Co. Ltd.	16,200	324,770
#	Sankyo Tateyama, Inc.	133,774	598,859
	Sankyu, Inc.	63,400	1,933,004
	Sansei Technologies, Inc.	64,500	370,868
	Sansha Electric Manufacturing Co. Ltd.	64,300	370,946
	Sanyo Denki Co. Ltd.	53,600	2,302,308
	Sanyo Engineering & Construction, Inc.	60,200	309,340
	Sanyo Industries Ltd.	9,900	140,585
	Sanyo Trading Co. Ltd.	138,600	1,050,634
	Sata Construction Co. Ltd.	89,399	306,966
	Sato Holdings Corp.	179,300	2,465,399
#	Sato Shoji Corp.	86,800	738,461
	SBS Holdings, Inc.	119,400	2,770,631
#	SEC Carbon Ltd.	10,900	461,112
	Seibu Electric & Machinery Co. Ltd.	10,300	116,192
	Seika Corp.	57,600	716,527
	Seikitokyu Kogyo Co. Ltd.	187,330	1,062,048
	Seiko Electric Co. Ltd.	4,900	42,747
	Seino Holdings Co. Ltd.	255,000	2,083,085
	Seiwa Electric Manufacturing Co. Ltd.	1,700	6,603
	Sekisui Jushi Corp.	202,500	2,768,862
	Senko Group Holdings Co. Ltd.	711,400	4,811,122
	Senshu Electric Co. Ltd.	28,700	1,095,858
	Shibaura Machine Co. Ltd.	130,900	3,126,812
	Shibusawa Warehouse Co. Ltd.	59,900	1,042,236
	Shibuya Corp.	94,600	1,703,870
	Shima Seiki Manufacturing Ltd.	170,400	2,431,181
	Shin Maint Holdings Co. Ltd.	14,600	117,427
#	Shin Nippon Air Technologies Co. Ltd.	87,380	1,207,532
	Shin-Keisei Electric Railway Co. Ltd.	39,399	637,816
	Shinki Bus Co. Ltd.	1,900	46,436
	Shinmaywa Industries Ltd.	382,200	2,680,871
	Shinnihon Corp.	166,700	914,993
	Shinsho Corp.	31,100	865,113
	Shinwa Co. Ltd.	62,300	955,877
	Shinwa Co. Ltd.	24,800	151,408
	SHO-BOND Holdings Co. Ltd.	74,000	3,110,219
#	SIGMAXYZ Holdings Inc.	220,000	1,797,303
	Sinfonia Technology Co. Ltd.	137,100	1,329,756
	Sinko Industries Ltd.	125,400	1,576,122
	Sintokogio Ltd.	276,100	1,453,145
#	Soda Nikka Co. Ltd.	105,700	543,472
	Sodick Co. Ltd.	291,300	1,629,946
	Sotetsu Holdings, Inc.	60,400	1,035,442
#	Space Co. Ltd.	96,562	674,522
	S-Pool, Inc.	379,500	3,792,199
	Star Micronics Co. Ltd.	217,000	2,432,465
	Studio Alice Co. Ltd.	56,600	999,464
	Subaru Enterprise Co. Ltd.	6,300	405,217
#	Sugimoto & Co. Ltd.	62,500	1,048,986
#	Sumiseki Holdings, Inc.	320,200	448,968
	Sumitomo Densetsu Co. Ltd.	111,200	1,902,903
	Sumitomo Mitsui Construction Co. Ltd.	986,540	3,200,872
#	Sumitomo Precision Products Co. Ltd.	17,284	281,906
	Sumitomo Warehouse Co. Ltd. (The)	360,600	6,051,458
	Suzumo Machinery Co. Ltd.	2,200	34,204
#	SWCC Showa Holdings Co. Ltd.	136,600	1,826,728
#	Tacmina Corp.	14,700	131,654

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tadano Ltd.	700,800	$4,978,330
	Taihei Dengyo Kaisha Ltd.	91,000	1,890,421
#	Taiheiyo Kouhatsu, Inc.	43,500	209,277
	Taikisha Ltd.	161,000	3,972,757
	Taisei Oncho Co. Ltd.	14,900	209,491
	Takadakiko Co. Ltd.	7,500	159,573
	Takamatsu Construction Group Co. Ltd.	105,800	1,762,184
	Takamatsu Machinery Co. Ltd.	41,800	217,030
	Takamiya Co. Ltd.	137,800	375,044
#	Takano Co. Ltd.	53,000	323,646
	Takaoka Toko Co. Ltd.	67,120	832,268
#	Takara & Co. Ltd.	46,355	664,817
	Takara Standard Co. Ltd.	202,100	2,019,130
	Takasago Thermal Engineering Co. Ltd.	297,900	3,896,720
#	Takashima & Co. Ltd.	25,200	445,259
	Takeuchi Manufacturing Co. Ltd.	226,400	4,151,724
	Takigami Steel Construction Co. Ltd.	5,300	246,068
#	Takisawa Machine Tool Co. Ltd.	41,700	387,296
	Takuma Co. Ltd.	173,200	1,941,030
	Tanabe Consulting Co. Ltd.	2,400	12,444
	Tanabe Engineering Corp.	39,500	275,542
	Tanseisha Co. Ltd.	251,749	1,534,547
	Tatsuta Electric Wire & Cable Co. Ltd.	246,800	877,820
	TECHNO ASSOCIE Co. Ltd.	50,100	444,384
	Techno Ryowa Ltd.	68,690	449,804
	Techno Smart Corp.	49,500	517,039
	Teikoku Electric Manufacturing Co. Ltd.	108,900	1,383,239
	Teikoku Sen-I Co. Ltd.	113,000	1,378,192
	Tekken Corp.	84,200	1,191,296
	Tenox Corp.	22,500	134,176
	Teraoka Seisakusho Co. Ltd.	55,700	154,808
	Terasaki Electric Co. Ltd.	25,500	197,642
	Toa Corp.	95,300	2,083,126
	TOA ROAD Corp.	25,800	993,655
	Toba, Inc.	9,800	209,166
	Tobishima Corp.	123,770	975,238
	Tocalo Co. Ltd.	385,200	3,846,126
	Toda Corp.	649,000	3,728,846
	Toenec Corp.	54,400	1,392,222
	Togami Electric Manufacturing Co. Ltd.	17,800	231,989
	TOKAI Holdings Corp.	651,000	4,375,744
	Tokai Lease Co. Ltd.	18,800	222,939
	Tokyo Energy & Systems, Inc.	144,700	1,087,317
#	Tokyo Keiki, Inc.	73,822	643,153
#	Tokyo Sangyo Co. Ltd.	129,200	704,744
	Tokyu Construction Co. Ltd.	543,800	2,521,929
	Toli Corp.	282,400	472,521
#	Tomoe Corp.	155,100	556,286
	Tomoe Engineering Co. Ltd.	48,500	869,240
	Tonami Holdings Co. Ltd.	37,500	1,012,468
	Torishima Pump Manufacturing Co. Ltd.	121,400	1,194,307
	Totech Corp.	49,200	995,434
	Totetsu Kogyo Co. Ltd.	157,400	2,845,280
#	Totoku Electric Co. Ltd.	17,700	364,551
*	Toyo Construction Co. Ltd.	492,600	3,544,418
#	Toyo Denki Seizo KK	36,550	258,775
# *	Toyo Engineering Corp.	196,578	918,005
#	Toyo Logistics Co. Ltd.	85,100	201,345
	Toyo Machinery & Metal Co. Ltd.	100,000	462,110

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Toyo Tanso Co. Ltd.	80,600	$1,751,408
#	Toyo Wharf & Warehouse Co. Ltd.	36,000	402,195
	Trancom Co. Ltd.	48,800	2,542,685
	TRE Holdings Corp.	217,012	3,471,947
	Trinity Industrial Corp.	36,000	193,937
	Trusco Nakayama Corp.	231,000	3,602,315
	Tsubaki Nakashima Co. Ltd.	270,600	1,944,853
	Tsubakimoto Chain Co	168,240	3,841,685
#	Tsubakimoto Kogyo Co. Ltd.	28,400	774,340
#	Tsugami Corp.	283,200	2,637,290
	Tsukishima Kikai Co. Ltd.	167,800	1,325,389
	Tsurumi Manufacturing Co. Ltd.	118,200	1,691,930
	Ueki Corp.	60,800	685,068
	Union Tool Co	46,300	1,329,967
	UPR Corp.	6,000	79,028
	Ushio, Inc.	622,400	8,069,778
#	UT Group Co. Ltd.	183,200	4,119,377
	Waida Manufacturing Co. Ltd.	5,100	36,822
#	Wakachiku Construction Co. Ltd.	76,000	1,137,464
	Wakita & Co. Ltd.	222,700	1,853,090
	WDB Holdings Co. Ltd.	64,600	1,357,419
	Weathernews, Inc.	36,200	1,887,749
	Welbe, Inc.	59,100	442,356
#	Will Group, Inc.	98,000	845,717
	World Holdings Co. Ltd.	50,700	954,643
	Yahagi Construction Co. Ltd.	172,600	1,064,615
	YAMABIKO Corp.	224,328	2,435,579
	YAMADA Consulting Group Co. Ltd.	72,700	667,210
	Yamashina Corp.	245,700	130,455
#	Yamato Corp.	108,400	610,706
#	Yamaura Corp.	12,700	91,392
#	Yamazen Corp.	372,600	2,751,760
#	Yasuda Logistics Corp.	100,700	755,970
	Yokogawa Bridge Holdings Corp.	208,500	3,057,754
	Yondenko Corp.	54,120	729,526
	Yuasa Trading Co. Ltd.	106,900	2,385,103
	Yuken Kogyo Co. Ltd.	20,500	265,435
	Yurtec Corp.	259,400	1,370,137
	Yushin Precision Equipment Co. Ltd.	29,800	144,173
	Zaoh Co. Ltd.	25,900	395,920
	Zenitaka Corp.	19,200	554,668
	Zuiko Corp.	94,600	567,694

TOTAL INDUSTRIALS			788,756,111

INFORMATION TECHNOLOGY — (15.0%)
#	A&D HOLON Holdings Co. Ltd.	129,500	864,571
*	Access Co. Ltd.	121,800	531,334
	Ad-sol Nissin Corp.	47,200	567,616
#	Adtec Plasma Technology Co. Ltd.	25,000	382,952
*	Advanced Media, Inc.	53,100	227,759
#	AGS Corp.	13,000	79,592
	Ai Holdings Corp.	246,900	3,241,363
# *	AI inside, Inc.	3,900	132,390
	Aichi Tokei Denki Co. Ltd.	54,600	647,814
	Aiphone Co. Ltd.	66,800	1,024,032
# *	Allied Telesis Holdings KK	191,200	142,652
#	Alpha Systems, Inc.	44,020	1,301,330
	Alps Alpine Co. Ltd.	1,039,300	9,200,526
	Amano Corp.	224,100	4,314,189

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Anritsu Corp.	675,200	$8,490,310
	AOI Electronics Co. Ltd.	27,700	427,269
	Argo Graphics, Inc.	105,300	2,499,500
	Arisawa Manufacturing Co. Ltd.	210,800	1,474,278
	Artiza Networks, Inc.	10,400	92,759
#	ArtSpark Holdings, Inc.	206,000	1,336,340
	Asahi Intelligence Service Co. Ltd.	1,300	11,673
	Ascentech KK.	32,000	176,012
	Asteria Corp.	59,100	419,735
#	Atled Corp.	15,700	241,736
	Aval Data Corp.	800	17,238
#	Avant Corp.	123,900	1,101,534
#	Axell Corp.	34,400	250,730
	Base Co. Ltd.	6,900	335,832
	Bell System24 Holdings, Inc.	218,600	2,528,013
*	BrainPad, Inc.	77,300	677,220
#	Broadband Tower, Inc.	105,600	154,800
	Broadleaf Co. Ltd.	591,000	1,669,916
#	Business Brain Showa-Ota, Inc.	38,400	407,568
	Business Engineering Corp.	1,800	55,079
	CAC Holdings Corp.	75,200	782,832
	Canon Electronics, Inc.	128,500	1,471,534
#	CDS Co. Ltd.	15,500	209,771
	Chino Corp.	45,000	555,711
	Citizen Watch Co. Ltd.	1,771,000	6,683,942
	CMK Corp.	278,600	1,111,480
	Computer Engineering & Consulting Ltd.	170,100	1,556,696
#	Computer Institute of Japan Ltd.	113,639	677,832
	Comture Corp.	143,900	3,108,146
	CONEXIO Corp.	98,700	1,107,731
	Core Corp.	45,800	503,931
#	Cresco Ltd.	86,500	1,251,715
#	Cross Cat Co. Ltd.	8,200	59,855
#	Cube System, Inc.	60,600	417,838
	Cyber Com Co. Ltd.	10,600	98,521
	Cyberlinks Co. Ltd.	28,400	240,754
	Cybernet Systems Co. Ltd.	81,500	527,177
	Cybozu, Inc.	150,100	1,483,313
	Daiko Denshi Tsushin Ltd.	23,100	77,960
#	Daishinku Corp.	160,896	1,431,755
	Daitron Co. Ltd.	55,600	806,589
	Daiwabo Holdings Co. Ltd.	582,700	7,539,992
	Dawn Corp.	4,000	57,613
#	Densan System Holdings Co. Ltd.	41,000	831,139
	Dexerials Corp.	368,800	8,086,805
	Digital Arts, Inc.	75,200	4,201,411
	Digital Garage, Inc.	150,100	4,967,506
#	Digital Hearts Holdings Co. Ltd.	74,800	974,932
	Digital Information Technologies Corp.	57,500	525,363
	DKK Co. Ltd.	63,400	1,191,377
#	DKK-Toa Corp.	31,400	217,895
	Double Standard, Inc.	34,200	471,849
	DTS Corp.	255,500	5,606,015
	Ebase Co. Ltd.	102,900	341,789
#	E-Guardian, Inc.	62,600	1,412,050
	Eizo Corp.	101,500	2,645,728
	Elecom Co. Ltd.	227,300	2,725,622
	Elematec Corp.	118,242	1,067,874
	Enomoto Co. Ltd.	30,200	350,410

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Enplas Corp.	50,000	$1,069,513
	ESPEC Corp.	117,700	1,562,638
	Fenwal Controls of Japan Ltd.	20,500	220,453
#	Ferrotec Holdings Corp.	232,000	4,254,268
# *	FFRI Security, Inc.	11,600	89,471
	Fixstars Corp.	97,100	616,820
#	Focus Systems Corp.	53,700	371,461
#	Forval Corp.	51,100	344,835
	FTGroup Co. Ltd.	51,000	406,793
	Fuji Soft, Inc.	121,000	6,448,969
	Fukui Computer Holdings, Inc.	55,200	1,377,851
	Furuno Electric Co. Ltd.	157,500	1,137,638
#	Furuya Metal Co. Ltd.	13,900	989,698
	Future Corp.	300,700	4,405,874
	Future Innovation Group, Inc.	11,900	25,643
#	Gig Works, Inc.	40,000	131,859
	GL Sciences, Inc.	44,500	837,950
#	Glosel Co. Ltd.	113,200	358,399
	GMO Financial Gate, Inc.	6,800	666,992
	GMO GlobalSign Holdings KK	34,100	1,437,599
	GMO Pepabo, Inc.	7,300	118,914
	Hagiwara Electric Holdings Co. Ltd.	48,300	699,201
#	Hakuto Co. Ltd.	84,900	1,487,669
# *	Hennge KK	13,200	103,572
	Himacs Ltd.	960	9,641
	Hioki EE Corp.	63,400	3,802,992
	Hochiki Corp.	91,500	847,704
	Hokuriku Electric Industry Co. Ltd.	33,197	297,826
#	Honda Tsushin Kogyo Co. Ltd.	110,100	404,029
	Horiba Ltd.	8,300	403,823
	Hosiden Corp.	329,800	3,145,012
*	Hotto Link, Inc.	55,800	189,651
# *	HPC Systems, Inc.	17,700	263,612
	Icom, Inc.	54,900	1,010,281
#	ID Holdings Corp.	76,250	493,119
	Ikegami Tsushinki Co. Ltd.	32,799	155,707
	I’ll, Inc.	24,800	262,276
	Ines Corp.	125,400	1,477,693
#	I-Net Corp.	76,490	721,723
	Infocom Corp.	145,400	2,478,445
	Infomart Corp.	912,000	4,542,081
	Information Services International-Dentsu Ltd.	144,100	4,138,292
	Innotech Corp.	97,200	1,005,082
	Intelligent Wave, Inc.	46,700	204,776
	Inter Action Corp.	58,500	871,332
	I-PEX, Inc.	72,100	784,608
	Iriso Electronics Co. Ltd.	131,700	3,077,442
	ISB Corp.	50,400	423,722
# *	ITbook Holdings Co. Ltd.	60,900	215,959
	Itfor, Inc.	172,600	1,069,490
#	Iwatsu Electric Co. Ltd.	54,900	356,098
	Japan Aviation Electronics Industry Ltd.	312,600	4,371,118
#	Japan Cash Machine Co. Ltd.	141,800	780,632
	Japan Electronic Materials Corp.	61,600	913,089
	Japan Material Co. Ltd.	434,600	6,566,033
#	Japan System Techniques Co. Ltd.	13,800	263,774
#	Jastec Co. Ltd.	72,900	624,730
#	JBCC Holdings, Inc.	93,400	1,074,625
	JFE Systems, Inc.	10,000	184,180

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
# *	JIG-SAW, Inc.	18,500	$770,578
	Kaga Electronics Co. Ltd.	109,300	2,575,320
	Kanematsu Electronics Ltd.	78,500	2,345,633
	KEL Corp.	27,900	277,677
#	Koa Corp.	198,800	2,317,092
	Konica Minolta, Inc.	1,875,100	6,525,944
	KSK Co. Ltd.	3,000	49,506
#	Kyoden Co. Ltd.	116,100	453,485
	Kyosan Electric Manufacturing Co. Ltd.	261,000	877,640
	Kyowa Electronic Instruments Co. Ltd.	129,800	359,749
	LAC Co. Ltd.	100,100	628,351
	Macnica Fuji Electronics Holdings, Inc.	338,550	7,019,116
#	Marubun Corp.	112,200	573,400
	Maruwa Co. Ltd.	58,500	6,820,864
	Maxell Ltd.	305,000	2,719,600
	MCJ Co. Ltd.	432,800	2,830,842
*	Megachips Corp.	112,100	2,871,886
	Meiko Electronics Co. Ltd.	134,500	3,556,952
#	Melco Holdings, Inc.	35,600	1,086,774
*	Metaps, Inc.	2,500	13,744
	Micronics Japan Co. Ltd.	128,500	1,503,857
	MIMAKI ENGINEERING Co. LTD.	113,200	593,777
	Mimasu Semiconductor Industry Co. Ltd.	112,381	2,013,435
#	Miraial Co. Ltd.	42,100	536,326
	Miroku Jyoho Service Co. Ltd.	112,800	1,145,425
	Mitachi Co. Ltd.	7,900	53,103
	Mitsubishi Research Institute, Inc.	50,700	1,526,447
	m-up Holdings, Inc.	141,200	1,111,950
#	Mutoh Holdings Co. Ltd.	9,300	155,112
	Nagano Keiki Co. Ltd.	88,600	759,477
	Naigai Tec Corp.	7,900	154,276
#	Nakayo, Inc.	73,100	609,576
	NEC Networks & System Integration Corp.	98,200	1,394,365
	NET One Systems Co. Ltd.	204,500	4,879,943
#	NF Holdings Corp.	25,900	246,100
	Nichicon Corp.	313,500	2,838,708
#	Nihon Dempa Kogyo Co. Ltd.	84,000	758,400
	Nihon Denkei Co. Ltd.	43,300	425,435
*	Nippon Chemi-Con Corp.	125,300	1,739,280
	Nippon Computer Dynamics Co. Ltd.	36,200	190,127
	Nippon Electric Glass Co. Ltd.	412,436	8,302,514
#	Nippon Information Development Co. Ltd.	12,600	145,276
#	Nippon Kodoshi Corp.	51,600	777,449
	Nippon Signal Co. Ltd.	294,300	2,043,046
	Nippon Systemware Co. Ltd.	48,600	864,646
#	Nissha Co. Ltd.	245,700	2,593,216
	Nohmi Bosai Ltd.	145,100	2,136,920
	NSD Co. Ltd.	493,860	8,766,683
	Ohara, Inc.	48,700	411,830
	Ohizumi Manufacturing Co. Ltd.	22,800	137,409
# *	Okaya Electric Industries Co. Ltd.	77,800	169,266
	Oki Electric Industry Co. Ltd.	520,900	3,374,270
	ONO Sokki Co. Ltd.	32,200	120,929
	Optex Group Co. Ltd.	169,820	2,234,213
*	Optim Corp.	76,200	504,697
	Optorun Co. Ltd.	128,700	1,909,899
	Oro Co. Ltd.	31,300	488,192
	Osaki Electric Co. Ltd.	281,800	1,064,065
	Oval Corp.	35,600	85,983

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	PCA Corp.	37,000	$371,977
#	PCI Holdings, Inc.	45,300	348,690
	Pipedo HD, Inc.	10,600	205,710
	Poletowin Pitcrew Holdings, Inc.	202,800	1,547,632
#	Pro-Ship, Inc.	51,100	558,411
	Relia, Inc.	245,600	2,018,996
	Restar Holdings Corp.	112,300	1,734,322
*	Ricksoft Co. Ltd.	2,000	26,066
#	Riken Keiki Co. Ltd.	89,400	2,813,981
	Riso Kagaku Corp.	76,000	1,427,040
#	River Eletec Corp.	35,300	256,761
	Roland DG Corp.	82,600	2,061,695
	Rorze Corp.	68,900	6,019,033
	Ryoden Corp.	95,700	1,236,472
	Ryosan Co. Ltd.	132,200	2,351,873
	Saison Information Systems Co. Ltd.	27,400	393,066
#	Sakura Internet, Inc.	131,700	571,523
#	Sanken Electric Co. Ltd.	89,100	3,290,583
	Sanshin Electronics Co. Ltd.	76,000	891,370
	Satori Electric Co. Ltd.	79,180	745,651
	Saxa Holdings, Inc.	30,600	352,785
	SB Technology Corp.	65,000	1,119,654
#	Scala, Inc.	102,100	595,462
	Segue Group Co. Ltd.	1,900	8,379
	Seikoh Giken Co. Ltd.	23,900	333,156
#	SEMITEC Corp.	8,000	392,927
#	SERAKU Co. Ltd.	24,700	230,116
#	Shibaura Electronics Co. Ltd.	45,000	2,047,560
#	Shibaura Mechatronics Corp.	23,100	1,296,326
#	Shindengen Electric Manufacturing Co. Ltd.	48,500	1,078,511
	Shinko Shoji Co. Ltd.	239,100	1,734,463
#	Shizuki Electric Co., Inc.	121,600	420,504
	Showa Shinku Co. Ltd.	24,400	269,305
#	Sigma Koki Co. Ltd.	28,900	333,962
	Siix Corp.	193,700	1,479,637
	SK-Electronics Co. Ltd.	49,000	296,038
# *	Smaregi, Inc.	15,900	127,680
	SMK Corp.	29,199	485,507
#	Softcreate Holdings Corp.	48,200	1,553,490
	Soliton Systems KK	54,100	604,155
	Solxyz Co. Ltd.	41,000	123,545
	Soshin Electric Co. Ltd.	18,200	80,852
# *	Speee, Inc.	3,600	99,643
	SRA Holdings	70,400	1,532,655
	Sumida Corp.	165,449	1,070,696
# *	Sun*, Inc.	19,500	243,220
	Sun-Wa Technos Corp.	76,800	788,088
	Suzuki Co. Ltd.	73,200	427,445
	System D, Inc.	1,100	9,937
#	System Information Co. Ltd.	54,800	406,944
	System Research Co. Ltd.	29,800	460,901
	System Support, Inc.	19,300	155,433
#	Systems Engineering Consultants Co. Ltd.	6,600	114,739
	Systena Corp.	1,460,000	4,589,156
	Tachibana Eletech Co. Ltd.	104,360	1,301,405
#	Takachiho Koheki Co. Ltd.	40,900	478,869
#	TAKEBISHI Corp.	52,200	585,141
#	Tamagawa Holdings Co. Ltd.	5,900	41,125
	Tamura Corp.	444,000	1,876,361

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	TDC Soft, Inc.	93,400	$828,535
	TechMatrix Corp.	244,300	3,769,477
#	Techno Horizon Co. Ltd.	56,700	211,976
#	Tecnos Japan, Inc.	46,100	154,958
	Teikoku Tsushin Kogyo Co. Ltd.	51,500	567,394
	Terilogy Co. Ltd.	25,800	78,486
#	TESEC Corp.	22,600	300,356
#	TKC Corp.	186,500	4,898,798
	Tobila Systems, Inc.	1,600	9,770
	Toho System Science Co. Ltd.	2,700	19,733
#	Tokyo Electron Device Ltd.	45,100	1,874,137
	Tokyo Seimitsu Co. Ltd.	248,700	8,555,495
#	Tomen Devices Corp.	17,800	794,882
	Topcon Corp.	684,300	8,758,475
	Torex Semiconductor Ltd.	52,900	918,136
	Toshiba TEC Corp.	88,800	3,010,076
	Toukei Computer Co. Ltd.	6,210	257,723
	Towa Corp.	140,600	2,181,793
	Toyo Corp.	149,600	1,196,394
	Transcosmos, Inc.	98,100	2,312,838
#	Tri Chemical Laboratories, Inc.	154,500	2,901,707
	Tsuzuki Denki Co. Ltd.	42,800	486,412
	Ubicom Holdings, Inc.	29,000	636,202
	Uchida Yoko Co. Ltd.	46,900	1,769,982
	ULS Group, Inc.	11,100	338,530
#	Uniden Holdings Corp.	38,400	1,033,386
#	UNITED, Inc.	24,200	323,971
	User Local, Inc.	7,400	97,001
	V Technology Co. Ltd.	56,900	1,309,275
	VINX Corp.	25,600	239,611
	Wacom Co. Ltd.	990,000	7,157,879
#	Wellnet Corp.	54,900	203,126
#	WILLs, Inc.	34,200	179,935
#	Wow World, Inc.	21,700	185,648
*	Writeup Co. Ltd.	11,400	232,123
#	YAC Holdings Co. Ltd.	59,500	694,158
	Yamaichi Electronics Co. Ltd.	149,000	1,887,683
	Yashima Denki Co. Ltd.	119,500	865,570
	YE DIGITAL Corp.	14,400	45,143
#	Yokowo Co. Ltd.	108,500	2,129,181

TOTAL INFORMATION TECHNOLOGY			413,873,146

MATERIALS — (12.1%)
	Achilles Corp.	85,800	857,298
	ADEKA Corp.	508,800	9,757,863
	Agro-Kanesho Co. Ltd.	2,300	20,811
	Aica Kogyo Co. Ltd.	131,800	3,050,925
	Aichi Steel Corp.	70,200	1,215,059
	Arakawa Chemical Industries Ltd.	106,400	848,018
#	Araya Industrial Co. Ltd.	21,400	257,776
#	Asahi Holdings, Inc.	464,800	7,377,983
	Asahi Printing Co. Ltd.	25,700	165,679
	Asahi Yukizai Corp.	90,600	1,308,480
	Asahipen Corp.	2,100	29,814
	Asia Pile Holdings Corp.	210,800	692,540
	C Uyemura & Co. Ltd.	72,700	3,360,384
	Carlit Holdings Co. Ltd.	131,200	646,076
	Chuetsu Pulp & Paper Co. Ltd.	49,900	359,328
#	Chugoku Marine Paints Ltd.	325,400	2,386,210

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	CI Takiron Corp.	284,700	$1,213,042
#	CK-San-Etsu Co. Ltd.	22,800	726,520
	Dai Nippon Toryo Co. Ltd.	123,600	745,237
#	Daicel Corp.	1,159,700	7,089,234
	Daido Steel Co. Ltd.	170,600	4,866,336
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	126,400	950,666
	Daiken Corp.	62,200	1,005,643
#	Daiki Aluminium Industry Co. Ltd.	178,800	1,981,692
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	80,700	1,231,607
	Daito Chemix Corp.	27,200	163,817
	DIC Corp.	205,100	3,910,995
	DKS Co. Ltd.	50,800	1,018,861
	Dynapac Co. Ltd.	8,500	83,269
	FP Corp.	9,900	223,911
	Fuji Seal International, Inc.	240,200	3,190,096
	Fujikura Kasei Co. Ltd.	162,600	554,404
	Fujimi, Inc.	61,000	2,659,569
	Fujimori Kogyo Co. Ltd.	104,000	2,868,512
	Fuso Chemical Co. Ltd.	119,600	3,520,250
	Geostr Corp.	57,100	134,583
*	Godo Steel Ltd.	60,900	610,817
	Gun-Ei Chemical Industry Co. Ltd.	31,700	669,375
#	Hakudo Co. Ltd.	41,600	797,152
#	Harima Chemicals Group, Inc.	93,100	559,607
	Hodogaya Chemical Co. Ltd.	43,000	1,190,330
	Hokkan Holdings Ltd.	58,100	557,516
	Hokko Chemical Industry Co. Ltd.	119,100	926,196
#	Hokuetsu Corp.	793,299	4,064,090
	Ise Chemicals Corp.	13,000	426,845
#	Ishihara Chemical Co. Ltd.	72,000	713,015
	Ishihara Sangyo Kaisha Ltd.	227,250	1,780,489
	Ishizuka Glass Co. Ltd.	12,900	173,163
	Japan Pure Chemical Co. Ltd.	500	8,905
	JCU Corp.	132,700	3,379,892
	JSP Corp.	81,100	937,297
	Kaneka Corp.	139,000	3,719,299
	Kanto Denka Kogyo Co. Ltd.	284,300	2,144,816
	Katakura & Co-op Agri Corp.	21,500	215,690
#	KeePer Technical Laboratory Co. Ltd.	92,800	1,874,196
	KEIWA, Inc.	10,300	376,483
	KH Neochem Co. Ltd.	227,300	4,299,885
#	Kimoto Co. Ltd.	181,500	295,981
#	Koatsu Gas Kogyo Co. Ltd.	187,493	942,087
#	Kobe Steel Ltd.	1,598,885	6,931,715
	Kohsoku Corp.	70,200	830,984
	Konishi Co. Ltd.	209,700	2,461,737
#	Konoshima Chemical Co. Ltd.	37,500	425,141
	Krosaki Harima Corp.	30,400	943,785
#	Kumiai Chemical Industry Co. Ltd.	298,887	2,022,019
	Kunimine Industries Co. Ltd.	41,700	324,402
	Kureha Corp.	103,950	7,809,820
	Kurimoto Ltd.	60,500	746,597
	Kuriyama Holdings Corp.	78,000	586,989
	Kyoei Steel Ltd.	141,500	1,451,785
#	Kyowa Leather Cloth Co. Ltd.	81,300	418,045
	Lintec Corp.	271,800	5,062,985
	Maeda Kosen Co. Ltd.	119,400	2,729,884
	Maruichi Steel Tube Ltd.	182,200	3,888,576
	MEC Co. Ltd.	97,900	1,866,112

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Mipox Corp.	5,500	$36,353
#	Mitani Sekisan Co. Ltd.	67,400	2,686,207
	Mitsubishi Materials Corp.	173,700	2,717,230
*	Mitsubishi Paper Mills Ltd.	246,400	579,400
	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	496,818
	Mitsui Mining & Smelting Co. Ltd.	372,700	9,423,959
#	Molitec Steel Co. Ltd.	83,100	194,471
	MORESCO Corp.	39,800	358,176
	Moriroku Holdings Co. Ltd.	10,200	138,820
#	Mory Industries, Inc.	33,700	647,510
	Nakayama Steel Works Ltd.	169,700	557,291
	Nasu Denki Tekko Co. Ltd.	3,000	209,661
	Neturen Co. Ltd.	222,100	1,003,975
#	New Japan Chemical Co. Ltd.	117,500	241,382
	Nicca Chemical Co. Ltd.	45,700	263,719
#	Nichia Steel Works Ltd.	138,600	282,062
	Nihon Kagaku Sangyo Co. Ltd.	81,300	709,664
#	Nihon Nohyaku Co. Ltd.	243,500	1,123,226
	Nihon Parkerizing Co. Ltd.	521,900	3,691,474
#	Nihon Yamamura Glass Co. Ltd.	62,500	376,828
#	Nippon Carbide Industries Co., Inc.	46,200	487,520
#	Nippon Chemical Industrial Co. Ltd.	46,300	791,578
	Nippon Concrete Industries Co. Ltd.	293,100	693,658
	Nippon Denko Co. Ltd.	720,914	1,752,708
#	Nippon Fine Chemical Co. Ltd.	82,800	1,327,877
	Nippon Kayaku Co. Ltd.	552,700	4,816,960
	Nippon Light Metal Holdings Co. Ltd.	374,990	4,804,545
#	Nippon Paper Industries Co. Ltd.	547,200	4,346,332
#	Nippon Pillar Packing Co. Ltd.	120,400	2,421,205
	Nippon Shokubai Co. Ltd.	90,300	3,632,889
	Nippon Soda Co. Ltd.	147,700	3,906,181
	Nippon Yakin Kogyo Co. Ltd.	91,949	1,791,309
#	Nitta Gelatin, Inc.	85,500	416,664
	Nittetsu Mining Co. Ltd.	35,300	1,757,043
	Nozawa Corp.	47,500	263,711
#	Oat Agrio Co. Ltd.	49,200	442,049
	Okamoto Industries, Inc.	70,500	2,075,754
	Okura Industrial Co. Ltd.	54,600	768,783
	Osaka Organic Chemical Industry Ltd.	102,200	2,203,885
	Osaka Soda Co. Ltd.	85,499	2,100,559
#	Osaka Steel Co. Ltd.	89,300	962,598
*	OSAKA Titanium Technologies Co. Ltd.	35,200	362,590
	Pacific Metals Co. Ltd.	92,999	2,594,510
	Pack Corp.	87,200	1,595,934
	Rasa Industries Ltd.	45,700	495,005
	Rengo Co. Ltd.	774,900	4,587,837
	Riken Technos Corp.	234,800	789,354
	Sakai Chemical Industry Co. Ltd.	86,300	1,214,377
	Sakata INX Corp.	270,000	2,041,835
	Sanyo Chemical Industries Ltd.	85,200	3,258,100
#	Sanyo Special Steel Co. Ltd.	130,860	2,001,950
	Seiko PMC Corp.	78,300	348,715
	Sekisui Kasei Co. Ltd.	150,000	508,923
	Shikoku Chemicals Corp.	228,000	2,272,925
	Shinagawa Refractories Co. Ltd.	35,900	1,012,717
	Shin-Etsu Polymer Co. Ltd.	283,900	2,233,014
	SK Kaken Co. Ltd.	1,300	351,645
	Soken Chemical & Engineering Co. Ltd.	48,400	620,963
	Stella Chemifa Corp.	65,600	1,229,883

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Sumitomo Bakelite Co. Ltd.	185,300	$6,079,900
#	Sumitomo Osaka Cement Co. Ltd.	222,199	6,213,238
	Sumitomo Seika Chemicals Co. Ltd.	56,400	1,323,967
	T Hasegawa Co. Ltd.	209,300	4,075,961
#	T&K Toka Co. Ltd.	128,100	803,242
	Taiheiyo Cement Corp.	108,100	1,749,011
	Taisei Lamick Co. Ltd.	36,900	734,895
	Taiyo Holdings Co. Ltd.	229,200	5,468,063
	Takasago International Corp.	85,200	1,718,198
	Takemoto Yohki Co. Ltd.	43,800	273,650
# *	Tanaka Chemical Corp.	13,400	145,015
#	Taoka Chemical Co. Ltd.	23,500	182,752
	Tayca Corp.	97,400	895,657
	Teijin Ltd.	109,300	1,168,010
	Tenma Corp.	111,300	1,894,442
	Titan Kogyo Ltd.	5,100	66,901
	Toagosei Co. Ltd.	714,400	5,868,321
# *	Toda Kogyo Corp.	1,400	26,622
#	Toho Acetylene Co. Ltd.	12,700	107,673
	Toho Chemical Industry Co. Ltd.	47,000	187,355
	Toho Titanium Co. Ltd.	225,800	2,580,501
	Toho Zinc Co. Ltd.	88,999	1,899,127
	Tohoku Steel Co. Ltd.	16,300	210,028
	Tokai Carbon Co. Ltd.	328,600	2,717,148
#	Tokushu Tokai Paper Co. Ltd.	60,058	1,595,175
	Tokuyama Corp.	389,297	5,177,717
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	180,654
#	Tokyo Rope Manufacturing Co. Ltd.	46,000	297,765
	Tokyo Steel Manufacturing Co. Ltd.	572,300	5,923,302
	Tokyo Tekko Co. Ltd.	61,900	607,702
	Tomoegawa Co. Ltd.	23,900	141,656
	Tomoku Co. Ltd.	70,600	808,603
	Topy Industries Ltd.	94,400	750,057
#	Toyo Gosei Co. Ltd.	31,100	2,287,510
	Toyo Ink SC Holdings Co. Ltd.	240,100	3,575,184
	Toyo Seikan Group Holdings Ltd.	51,500	557,044
	Toyobo Co. Ltd.	523,000	4,299,915
#	TYK Corp.	148,500	325,890
	UACJ Corp.	208,841	3,493,900
	UBE Corp.	449,400	6,967,857
	Ultrafabrics Holdings Co. Ltd.	700	17,080
	Valqua Ltd.	108,399	2,179,997
#	Vertex Corp.	42,098	983,887
	Wavelock Holdings Co. Ltd.	30,900	161,613
#	Wood One Co. Ltd.	40,897	433,400
	Yamato Kogyo Co. Ltd.	261,300	8,432,992
	Yodogawa Steel Works Ltd.	138,500	2,621,605
	Yotai Refractories Co. Ltd.	115,400	1,200,245
	Yushiro Chemical Industry Co. Ltd.	65,900	524,918

TOTAL MATERIALS			334,593,846

REAL ESTATE — (1.4%)
	AD Works Group Co. Ltd.	80,079	91,275
	Airport Facilities Co. Ltd.	143,970	599,204
	Anabuki Kosan, Inc.	16,400	284,874
	Aoyama Zaisan Networks Co. Ltd.	92,000	864,797
	Apaman Co. Ltd.	75,900	277,748
#	Ardepro Co. Ltd.	70,700	23,892
	Arealink Co. Ltd.	29,600	341,002

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
#	B-Lot Co. Ltd.	25,800	$98,423
	Cosmos Initia Co. Ltd.	93,700	293,684
	CRE, Inc.	23,200	287,761
#	Dear Life Co. Ltd.	152,600	603,179
	Goldcrest Co. Ltd.	103,270	1,343,134
	Good Com Asset Co. Ltd.	42,500	345,180
#	Grandy House Corp.	95,600	386,560
	Heiwa Real Estate Co. Ltd.	204,400	6,447,857
	Ichigo, Inc.	546,500	1,225,539
#	Japan Property Management Center Co. Ltd.	86,300	659,635
	JINUSHI Co. Ltd.	77,900	1,146,168
	JSB Co. Ltd.	21,700	580,584
	Keihanshin Building Co. Ltd.	202,700	2,109,561
#	Loadstar Capital KK	9,200	105,916
#	Mirainovate Co. Ltd.	226,040	279,286
	Mugen Estate Co. Ltd.	64,200	254,035
	Nisshin Group Holdings Co. Ltd.	205,500	721,820
#	Property Agent, Inc.	9,200	114,364
#	Raysum Co. Ltd.	94,000	693,254
	Relo Group, Inc.	12,300	175,700
	SAMTY Co. Ltd.	183,150	2,958,099
	Sankyo Frontier Co. Ltd.	24,600	905,517
	Sansei Landic Co. Ltd.	29,100	183,454
	Shinoken Group Co. Ltd.	112,600	876,819
# *	SRE Holdings Corp.	26,500	546,672
	Star Mica Holdings Co. Ltd.	87,800	1,038,880
	Starts Corp., Inc.	212,600	3,940,387
	Sun Frontier Fudousan Co. Ltd.	190,500	1,591,859
	Sunnexta Group, Inc.	11,700	105,100
	Takara Leben Co. Ltd.	547,800	1,252,970
	Tenpo Innovation Co. Ltd.	3,100	19,893
	TOC Co. Ltd.	297,950	1,534,633
	Tokyo Rakutenchi Co. Ltd.	19,800	602,540
#	Tokyo Theatres Co., Inc.	47,099	442,707
	Tosei Corp.	187,900	1,581,063
	Urbanet Corp. Co. Ltd.	92,700	215,125
	Yoshicon Co. Ltd.	3,100	26,120

TOTAL REAL ESTATE			38,176,270

UTILITIES — (1.6%)
#	EF-ON, Inc.	88,520	372,064
#	eRex Co. Ltd.	185,100	2,801,780
	Hiroshima Gas Co. Ltd.	322,200	805,924
	Hokkaido Electric Power Co., Inc.	1,163,200	4,317,907
	Hokkaido Gas Co. Ltd.	96,800	1,125,825
#	Hokuriku Electric Power Co.	1,020,000	4,046,302
#	Hokuriku Gas Co. Ltd.	10,100	210,234
	K&O Energy Group, Inc.	94,000	1,205,216
	Nippon Gas Co. Ltd.	684,000	9,706,198
	Okinawa Electric Power Co., Inc.	293,616	2,922,769
# *	RENOVA, Inc.	18,000	221,775
	Saibu Gas Holdings Co. Ltd.	217,000	3,561,606
	Shikoku Electric Power Co., Inc.	708,000	4,070,656
	Shizuoka Gas Co. Ltd.	319,000	2,286,645
#	Toell Co. Ltd.	57,500	366,537

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
UTILITIES — (Continued)
West Holdings Corp.	134,903	$5,321,213

TOTAL UTILITIES		43,342,651

TOTAL COMMON STOCKS Cost ($ 2,848,640,142)		2,693,255,860

		Value†
SECURITIES LENDING COLLATERAL — (2.1%) @ § The DFA Short Term Investment Fund	5,113,148	59,143,777

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,907,781,909)		$2,752,399,637

ST Special Tax

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$76,576,692	—	$76,576,692
Consumer Discretionary	—	389,703,906	—	389,703,906
Consumer Staples	—	208,955,771	—	208,955,771
Energy	—	28,477,319	—	28,477,319
Financials	$3,391,495	241,569,648	—	244,961,143
Health Care	—	125,839,005	—	125,839,005
Industrials	—	788,756,111	—	788,756,111
Information Technology	—	413,873,146	—	413,873,146
Materials	—	334,593,846	—	334,593,846
Real Estate	—	38,176,270	—	38,176,270
Utilities	—	43,342,651	—	43,342,651
Securities Lending Collateral	—	59,143,777	—	59,143,777

TOTAL	$3,391,495	$2,749,008,142	—	$2,752,399,637

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.1%)
*	3P Learning Ltd.	93,233	$103,532
# *	5E Advanced Materials, Inc.	10,282	26,008
*	A2B Australia Ltd.	511,111	457,049
# *	A-Cap Energy Ltd.	575,931	50,898
	Accent Group Ltd.	2,684,944	2,703,152
* ††	ACN Ltd.	1,687	1
	Acrow Formwork & Construction Services Ltd.	188,221	66,939
*	Actinogen Medical Ltd.	729,727	44,620
#	Adairs Ltd.	1,071,476	2,130,226
	Adbri Ltd.	2,286,093	4,665,550
# *	Adore Beauty Group Ltd.	42,014	48,756
# *	Advance Zinctek Ltd.	9,653	14,329
# *	Aeris Resources Ltd.	694,142	58,854
*	Ainsworth Game Technology Ltd.	529,062	395,277
# *	Alcidion Group Ltd.	643,486	78,006
*	Alkane Resources Ltd.	3,356,164	2,402,435
# *	Alliance Aviation Services Ltd.	423,816	1,129,402
# *	Alligator Energy Ltd.	8,107,416	454,317
*	Altech Chemicals Ltd.	174,277	10,894
# *	AMA Group Ltd.	6,168,260	1,202,597
*	AMP Ltd.	19,595,083	15,831,359
*	Andromeda Metals Ltd.	168,724	11,786
#	Ansell Ltd.	532,511	10,199,296
*	Antipa Minerals Ltd.	2,670,077	80,386
#	Appen Ltd.	755,130	3,449,389
# *	Arafura Resources Ltd.	9,284,899	2,515,579
	ARB Corp. Ltd.	521,026	14,441,507
# *	Archer Materials Ltd.	514,440	309,999
*	Ardea Resources Ltd.	132,809	153,659
# *	Ardent Leisure Group Ltd.	3,214,664	3,009,253
# *	Argosy Minerals Ltd.	1,030,094	317,905
*	Aroa Biosurgery Ltd.	79,562	49,334
*	Atomos Ltd.	766,415	393,732
	AUB Group Ltd.	600,321	9,719,664
# *	Audinate Group Ltd.	116,574	498,799
*	Aura Energy Ltd.	259,286	48,328
# *	Aurelia Metals Ltd.	8,842,817	2,795,320
	Ausgold Ltd.	19,015	914
*	Aussie Broadband Ltd.	449,193	1,746,844
	Austal Ltd.	2,403,127	3,420,557
	Austin Engineering Ltd.	392,390	71,177
*	Australian Agricultural Co. Ltd.	3,149,972	3,821,299
	Australian Ethical Investment Ltd.	256,761	1,043,298
#	Australian Finance Group Ltd.	1,762,091	2,506,542
*	Australian Mines Ltd.	1,686,274	228,557
*	Australian Potash Ltd.	426,553	21,334
*	Australian Strategic Materials Ltd.	565,588	2,503,728
# *	Australian Vanadium Ltd.	9,475,538	454,848
#	Australian Vintage Ltd.	3,037,444	1,515,737
*	Australis Oil & Gas Ltd.	643,590	27,094
	Auswide Bank Ltd.	166,720	833,338
	Auteco Minerals Ltd.	247,992	13,195
#	AVJennings Ltd.	5,672,925	2,097,165
*	AVZ Minerals Ltd.	263,719	177,164
	Azure Minerals Ltd.	24,167	5,568

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Baby Bunting Group Ltd.	779,798	$2,547,192
*	Bannerman Energy Ltd.	953,936	153,707
	Bapcor Ltd.	2,189,248	10,377,622
	Base Resources Ltd.	1,285,410	285,178
*	BCI Minerals Ltd.	2,639,736	756,873
#	Beach Energy Ltd.	11,412,031	13,011,046
#	Beacon Lighting Group Ltd.	399,768	673,074
	Beacon Minerals Ltd.	2,446,902	58,468
	Bega Cheese Ltd.	1,973,378	6,964,374
#	Bell Financial Group Ltd.	709,933	618,170
*	Bellevue Gold Ltd.	6,785,244	4,566,969
	Berkeley Energia Ltd.	37,692	11,752
# *	Betmakers Technology Group Ltd.	1,239,988	495,254
# *	Bigtincan Holdings Ltd.	1,280,517	574,699
*	Bionomics Ltd.	160,677	6,867
*	Black Rock Mining Ltd.	2,860,513	562,348
	Blackmores Ltd.	94,906	4,805,672
	Blackstone Minerals Ltd.	110,079	28,096
#	Boral Ltd.	193,366	482,376
*	Boss Energy Ltd.	153,235	288,782
	Boss Energy Ltd.	5,817	11,056
*	Botanix Pharmaceuticals Ltd.	688,967	39,444
*	Bowen Coking Coal Ltd.	330,866	76,340
	Bravura Solutions Ltd.	1,830,843	2,428,184
#	Breville Group Ltd.	652,020	10,805,621
	Brickworks Ltd.	486,532	8,081,060
*	Bubs Australia Ltd.	93,511	28,685
*	Buru Energy Ltd.	713,223	103,849
	BWX Ltd.	1,101,611	1,449,165
*	Byron Energy Ltd.	275,427	32,067
*	Calidus Resources Ltd.	842,114	592,269
*	Calima Energy Ltd.	1,950,890	252,886
*	Calix Ltd.	558,482	3,418,363
*	Cannindah Resources Ltd.	18,583	4,104
	Capitol Health Ltd.	5,659,421	1,293,016
	Capral Ltd.	53,401	352,671
*	Capricorn Metals Ltd.	2,026,381	5,894,993
# *	Carbon Revolution Ltd.	376,531	153,813
# *	Carnarvon Energy Ltd.	7,925,626	1,308,568
	Carsales.com Ltd.	158,005	2,332,639
#	Cash Converters International Ltd.	2,819,818	496,312
# *	Catapult Group International Ltd.	458,978	389,153
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	480,734	1,573,625
*	Central Petroleum Ltd.	759,474	62,971
*,* ††	Centrebet Litigatation	162,672	0
*	Chalice Mining Ltd.	679,443	3,261,814
	Challenger Exploration Ltd.	96,068	20,505
	Challenger Ltd.	2,057,729	10,411,183
#	Champion Iron Ltd.	1,573,976	7,978,815
# *	City Chic Collective Ltd.	1,254,668	2,611,458
*	Clean Seas Seafood Ltd.	231,488	98,765
	ClearView Wealth Ltd.	156,351	89,236
#	Clinuvel Pharmaceuticals Ltd.	240,036	2,760,701
#	Clover Corp. Ltd.	757,373	720,589
# *	Cobalt Blue Holdings Ltd.	650,479	384,117
	Codan Ltd.	670,501	3,343,712
# *	Cogstate Ltd.	209,872	320,123
*	Collection House Ltd.	1,706,260	133,620

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Collins Foods Ltd.	797,445	$5,710,195
*	Comet Ridge Ltd.	727,460	91,174
# *	Cooper Energy Ltd.	12,026,944	2,456,157
# *	Core Lithium Ltd.	756,237	717,896
*	Corporate Travel Management Ltd.	678,798	12,247,274
	Costa Group Holdings Ltd.	2,751,728	6,435,444
#	Credit Corp. Group Ltd.	442,571	8,462,623
*	Creso Pharma Ltd.	39,292	1,672
	CSR Ltd.	3,109,441	13,316,440
# *	Cynata Therapeutics Ltd.	111,132	29,045
*	Dacian Gold Ltd.	1,194,281	193,796
# *	Danakali Ltd.	693,690	129,842
	Data#3 Ltd.	1,135,606	4,611,820
# *	De Grey Mining Ltd.	5,677,245	4,776,641
*	Decmil Group Ltd.	47,381	4,194
# *	Deep Yellow Ltd.	1,225,908	784,713
	Deterra Royalties Ltd.	2,795,041	9,468,720
*	Develop Global Ltd.	15,149	33,663
	DGO Gold Ltd.	13,138	31,362
	Dicker Data Ltd.	390,722	3,613,035
	Domain Holdings Australia Ltd.	1,619,291	3,943,508
	Downer EDI Ltd.	3,840,565	14,859,162
*	Dreadnought Resources Ltd.	4,729,913	143,893
#	Eagers Automotive Ltd.	801,536	7,408,862
#	Earlypay Ltd.	954,863	336,082
# *	Eclipx Group Ltd.	2,349,979	4,601,675
*	Ecofibre Ltd.	75,087	21,321
# *	Ecograf Ltd.	1,661,115	562,941
	Elanor Investor Group	430,634	652,264
	Elders Ltd.	1,009,369	10,147,308
# *	Electro Optic Systems Holdings Ltd.	454,671	698,429
	Elementos Ltd.	47,135	26,643
*	Elementos Ltd.	88,637	49,679
# *	Elevate Uranium Ltd.	172,343	72,832
*	Elixir Energy Ltd.	2,250,692	253,002
# *	Elmo Software Ltd.	101,881	222,147
#	Emeco Holdings Ltd.	2,574,795	1,513,028
*	Emerald Resources NL	330,895	280,564
# *	EML Payments Ltd.	1,986,286	2,150,333
*	Energy Resources of Australia Ltd.	361,125	84,469
	Enero Group Ltd.	256,550	634,952
# *	EnviroSuite Ltd.	1,131,191	108,220
	EQT Holdings Ltd.	131,324	2,553,787
#	Estia Health Ltd.	1,663,088	2,717,062
	Eureka Group Holdings Ltd.	28,507	13,775
# *	European Lithium Ltd.	3,882,196	251,417
	Euroz Hartleys Group Ltd.	333,049	395,270
*	EVENT Hospitality & Entertainment Ltd.	554,678	5,680,201
*	Experience Co. Ltd.	102,579	23,625
	Fenix Resources Ltd.	262,709	60,326
	Finbar Group Ltd.	337,695	189,519
	Fleetwood Ltd.	628,898	821,013
# *	Flight Centre Travel Group Ltd.	742,646	11,597,764
*	Fluence Corp. Ltd.	116,395	20,454
*	Frontier Digital Ventures Ltd.	964,999	768,407
# *	FYI Resources Ltd.	452,463	71,940
#	G8 Education Ltd.	6,429,688	4,954,932
# *	Galan Lithium Ltd.	1,948,397	2,305,957
# *	Gascoyne Resources Ltd.	115,362	22,705

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Genetic Signatures Ltd.	171,373	$160,883
# *	Genex Power Ltd.	899,377	96,836
	Genworth Mortgage Insurance Australia Ltd.	2,608,888	5,485,155
	Gold Road Resources Ltd.	6,651,673	7,265,158
	GR Engineering Services Ltd.	217,755	318,080
	GrainCorp Ltd., Class A	1,547,172	11,180,429
	Grange Resources Ltd.	3,698,163	3,487,435
# *	Greenland Minerals Ltd.	1,881,748	92,349
*	GTN Ltd.	15,394	5,789
	GUD Holdings Ltd.	1,102,137	9,899,822
	GWA Group Ltd.	1,609,241	2,570,452
	Hansen Technologies Ltd.	1,305,013	5,050,977
*	Hastings Technology Metals Ltd.	820,158	157,082
	Healius Ltd.	3,973,423	12,502,907
	Healthia Ltd.	117,241	150,912
*	Helios Energy Ltd.	632,312	44,999
# *	Helloworld Travel Ltd.	51,370	94,597
*	Highfield Resources Ltd.	487,447	381,479
	Hillgrove Resources Ltd.	352,714	19,261
	Horizon Oil Ltd.	1,563,587	142,476
*	Hot Chili Ltd.	169,686	196,622
#	HT&E Ltd.	1,709,119	2,045,085
#	HUB24 Ltd.	395,765	6,609,865
#	Humm Group Ltd.	2,546,056	1,474,109
*	IDT Australia Ltd.	52,972	5,781
	IGO Ltd.	123,803	1,125,662
	Iluka Resources Ltd.	2,047,759	16,039,888
#	Image Resources NL	946,902	148,614
	Imdex Ltd.	3,004,974	5,271,736
*	Immutep Ltd.	1,479,153	349,613
*	Immutep Ltd., Sponsored ADR	4,516	10,342
# *	ImpediMed Ltd.	417,437	34,773
# *	Imugene Ltd.	4,245,890	635,356
#	Infomedia Ltd.	3,087,927	2,743,468
#	Inghams Group Ltd.	2,772,101	6,001,824
	Insignia Financial Ltd.	3,939,870	9,470,814
	Integral Diagnostics Ltd.	1,510,998	4,189,821
# *	Integrated Research Ltd.	750,808	401,771
*	Investigator Resources Ltd.	686,170	29,864
# *	Invictus Energy Ltd.	160,419	26,698
#	InvoCare Ltd.	945,502	8,112,223
*	ioneer Ltd.	11,443,354	5,315,439
	IPH Ltd.	1,267,863	6,721,402
	IRESS Ltd.	1,238,548	9,527,574
	IVE Group Ltd.	628,751	874,887
*	Janison Education Group Ltd.	262,831	145,025
# *	Jervois Global Ltd.	129,686	82,365
	Johns Lyng Group Ltd.	1,066,692	6,676,213
	Jumbo Interactive Ltd.	208,843	2,539,075
#	Jupiter Mines Ltd.	5,443,189	939,365
# *	Kalium Lakes Ltd.	365,906	25,541
# *	Karoon Energy Ltd.	4,632,210	6,652,305
	Kelly Partners Group Holdings Ltd.	3,572	12,817
	Kelsian Group Ltd.	554,052	3,069,677
*	KGL Resources Ltd.	310,205	80,908
# *	Kingsgate Consolidated Ltd.	897,718	903,449
*	Koba Resources Ltd.	34,186	0
# *	Kogan.com Ltd.	468,030	1,272,241
# *	Lake Resources NL	3,681,901	4,944,563

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Lark Distilling Co. Ltd.	65,368	$163,047
* ††	Lednium Technology Pty Ltd.	195,019	0
# *	Legend Mining Ltd.	2,176,273	130,431
# *	Lepidico Ltd.	2,895,993	67,131
	Lifestyle Communities Ltd.	512,769	5,404,274
	Link Administration Holdings Ltd.	2,206,818	7,813,444
# *	Lithium Power International Ltd.	304,819	163,708
# *	Livetiles Ltd.	344,818	21,480
# *	Lotus Resources Ltd.	364,198	85,128
#	Lovisa Holdings Ltd.	315,990	3,617,876
*	Lucapa Diamond Co. Ltd.	2,713,021	122,677
	Lycopodium Ltd.	64,242	274,109
	MA Financial Group Ltd.	357,116	1,727,633
	MACA Ltd.	2,345,337	1,332,542
# *	Mach7 Technologies Ltd.	42,643	20,165
	Macmahon Holdings Ltd.	5,797,402	688,879
*	Macquarie Telecom Group Ltd.	17,053	837,444
	Mader Group Ltd.	24,423	49,972
*	Maggie Beer Holdings Ltd.	243,446	83,156
# *	Magnetite Mines Ltd.	2,125,737	41,643
	Magnetite Mines Ltd.	10,628,685	30,039
*	Matador Mining Ltd.	63,503	11,286
#	MaxiPARTS Ltd.	79,407	118,977
# *	Mayne Pharma Group Ltd.	9,518,774	1,902,076
	McMillan Shakespeare Ltd.	532,794	4,443,551
#	McPherson’s Ltd.	653,702	409,548
# *	Medical Developments International Ltd.	133,004	327,221
	Medusa Mining Ltd.	1,024,934	609,247
# *	Megaport Ltd.	899,235	5,342,250
# *	Mesoblast Ltd.	2,382,780	1,790,782
# *	Metals X Ltd.	5,234,656	2,707,724
	Metcash Ltd.	6,250,669	20,983,314
#	Michael Hill International Ltd.	1,522,713	1,230,373
# *	Micro-X Ltd.	261,656	36,772
*	Mincor Resources NL	2,649,729	4,660,199
*	MMA Offshore Ltd.	1,563,399	626,227
#	Monadelphous Group Ltd.	693,546	5,166,379
	Monash IVF Group Ltd.	1,831,520	1,591,451
	Money3 Corp. Ltd.	1,348,356	2,477,841
*	MoneyMe Ltd.	217,905	225,643
*	Morella Corp. Ltd.	156,232	4,023
* ††	Morning Star Gold NL	332,749	0
	Motorcycle Holdings Ltd.	109,445	221,236
#	Mount Gibson Iron Ltd.	4,669,204	2,291,164
# ††	Myanmar Metals Ltd.	49,486	4,591
#	Myer Holdings Ltd.	5,088,735	1,736,852
	MyState Ltd.	739,564	2,589,996
# *	Nanosonics Ltd.	1,546,016	4,272,059
	National Tyre & Wheel Ltd.	97,940	82,744
# *	Navarre Minerals Ltd.	1,529,442	102,673
	Navigator Global Investments Ltd.	1,090,492	1,246,281
# *	Nearmap Ltd.	3,423,442	2,898,299
# *	Neometals Ltd.	1,542,276	1,673,731
#	Netwealth Group Ltd.	622,800	5,639,173
	Neurizer Ltd.	278,903	38,082
# *	New Century Resources Ltd.	157,261	250,967
	New Energy Solar	35,136	19,623
#	New Hope Corp. Ltd.	3,053,402	7,519,915
*	New World Resources Ltd.	2,729,773	95,242

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	nib holdings Ltd.	2,951,426	$14,696,382
#	Nick Scali Ltd.	502,778	3,586,621
	Nickel Mines Ltd.	5,750,030	5,270,190
*	Nitro Software Ltd.	80,176	75,256
*	Northern Minerals Ltd.	730,115	25,487
# *	Norwest Energy NL	1,011,292	24,088
*	Noumi Ltd.	181,969	25,513
# *	Nova Minerals Ltd.	108,288	57,372
# *	Novonix Ltd.	1,895,530	6,715,899
*	Noxopharm Ltd.	180,445	38,231
	NRW Holdings Ltd.	3,366,410	4,589,677
	Nufarm Ltd.	1,868,539	8,405,996
	Objective Corp. Ltd.	76,409	910,912
*	OFX Group Ltd.	1,909,589	3,427,634
*	Oklo Resources Ltd.	111,596	6,828
	OM Holdings Ltd.	676,887	417,902
# *	Omni Bridgeway Ltd.	2,340,733	5,499,499
	oOh!media Ltd.	3,417,957	3,741,820
# *	Opthea Ltd.	1,257,529	900,939
*	Ora Banda Mining Ltd.	801,622	21,567
*	OreCorp Ltd.	192,088	94,430
	Orora Ltd.	5,931,076	16,620,849
	Pacific Current Group Ltd.	337,121	1,754,399
# *	Pacific Smiles Group Ltd.	272,678	441,911
	Pact Group Holdings Ltd.	1,422,949	2,297,934
*	Paladin Energy Ltd.	14,954,350	8,229,749
*	Panoramic Resources Ltd.	10,499,003	2,450,945
# *	Pantoro Ltd.	4,547,983	891,288
*	Paradigm Biopharmaceuticals Ltd.	41,528	35,868
	Paragon Care Ltd.	253,414	73,152
	Peal Resources Ltd.	22,422	11,090
	Peet Ltd.	1,348,161	1,055,570
#	Pendal Group Ltd.	2,058,779	7,579,036
# *	Peninsula Energy Ltd.	3,332,209	520,601
	PeopleIN Ltd.	417,069	1,108,381
	Pepper Money Ltd.	217,431	335,544
	Perenti Global Ltd.	4,462,529	2,217,259
#	Perpetual Ltd.	376,124	8,646,990
	Perseus Mining Ltd.	8,114,950	11,292,171
#	Pinnacle Investment Management Group Ltd.	620,929	4,058,167
	Platinum Asset Management Ltd.	1,941,364	2,540,318
*	Podium Minerals Ltd.	245,537	77,180
*	PointsBet Holdings Ltd.	125,043	254,814
*	Poseidon Nickel Ltd.	12,683,800	739,908
# *	PPK Group Ltd.	22,761	62,091
# *	Praemium Ltd.	2,977,411	1,350,207
# *	Predictive Discovery Ltd.	2,463,556	423,971
	Premier Investments Ltd.	323,537	5,733,066
*	Prescient Therapeutics Ltd.	430,367	38,788
	Pro Medicus Ltd.	20,243	662,021
#	Probiotec Ltd.	78,596	126,864
	Pro-Pac Packaging Ltd.	7,272	7,250
	Propel Funeral Partners Ltd.	156,983	509,942
*	Prophecy International Holdings Ltd.	24,007	18,193
# *	Prospect Resources Ltd.	1,167,946	796,288
	PSC Insurance Group Ltd.	212,280	686,989
	PTB Group Ltd.	66,652	56,759
#	PWR Holdings Ltd.	584,703	4,173,487
# *	PYC Therapeutics Ltd.	389,981	23,961

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	QANTM Intellectual Property Ltd.	112,211	$86,670
# *	Raiz Invest Ltd.	65,033	44,561
#	Ramelius Resources Ltd.	5,417,357	5,753,347
*	ReadyTech Holdings Ltd.	260,516	618,655
#	Reckon Ltd.	391,834	230,619
*	Red 5 Ltd.	13,044,571	3,746,067
*	Red River Resources Ltd.	243,417	37,944
# *	Redbubble Ltd.	1,256,028	986,516
#	Regis Healthcare Ltd.	998,299	1,475,588
#	Regis Resources Ltd.	4,825,314	7,069,383
# *	Reject Shop Ltd.	172,851	481,840
	Reliance Worldwide Corp. Ltd.	3,624,075	9,945,168
	Renaissance Uranium Ltd.	81,493	15,834
# *	Renascor Resources Ltd.	645,598	121,389
#	Resimac Group Ltd.	121,552	138,122
# *	Resolute Mining Ltd.	7,814,227	1,929,082
*	Retail Food Group Ltd.	12,168,489	574,349
*	Rex Minerals Ltd.	36,621	6,183
	Ridley Corp. Ltd.	1,912,074	2,267,714
*	RPMGlobal Holdings Ltd.	1,028,977	1,229,014
# *	Rumble Resources Ltd.	178,014	46,491
* ††	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	2,964,241	11,748,649
*	SciDev Ltd.	144,186	29,199
# *	SECOS Group Ltd.	230,520	29,127
	Select Harvests Ltd.	892,695	4,125,281
#	Servcorp Ltd.	348,243	883,856
*	Service Stream Ltd.	4,278,797	2,640,271
*	Seven West Media Ltd.	8,955,400	4,375,702
	SG Fleet Group Ltd.	639,084	1,105,540
	Shaver Shop Group Ltd.	677,378	548,090
*	Sheffield Resources Ltd.	215,105	87,377
	Shine Justice Ltd.	59,739	48,366
	Shriro Holdings Ltd.	24,206	17,222
	Sigma Healthcare Ltd.	6,192,917	2,184,083
*	Silex Systems Ltd.	80,327	77,121
*	Silver Lake Resources Ltd.	5,791,755	7,565,868
# *	Silver Mines Ltd.	3,864,903	649,366
	Sims Ltd.	1,144,275	16,544,951
	SmartGroup Corp. Ltd.	948,165	5,938,103
# *	Solstice Minerals Ltd.	19,314	0
*	SomnoMed Ltd.	25,160	32,913
	Southern Cross Electrical Engineering Ltd.	769,816	360,553
	Southern Cross Media Group Ltd.	1,561,488	1,887,298
# * ††	Speedcast International Ltd.	1,497,915	0
*	Spirit Technology Solutions Ltd.	391,679	23,601
# *	Splitit Ltd.	84,457	15,247
	SRG Global Ltd.	622,611	281,558
	St Barbara Ltd.	6,020,429	5,627,686
*	Star Entertainment Grp Ltd.	5,123,970	11,317,208
# *	Starpharma Holdings Ltd.	139,631	83,672
	Steadfast Group Ltd.	2,064,917	7,475,790
# *	Strike Energy Ltd.	5,952,516	1,382,716
	Sunland Group Ltd.	1,145,029	2,228,754
# *	Sunrise Energy Metals Ltd.	8,693	20,340
# *	Sunstone Metals Ltd.	6,891,891	317,523
	Super Retail Group Ltd.	1,085,264	8,029,960
*	Superloop Ltd.	2,183,801	1,456,917
	Symbio Holdings Ltd.	299,326	1,027,655

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Syrah Resources Ltd.	4,909,774	$6,687,640
	Tassal Group Ltd.	1,531,815	4,061,629
	Technology One Ltd.	1,701,660	12,279,588
# *	Temple & Webster Group Ltd.	540,805	2,207,322
	Terracom Ltd.	197,944	78,455
	Tribune Resources Ltd.	14,725	47,867
# *	Tyro Payments Ltd.	2,067,445	1,767,120
	United Malt Grp Ltd.	1,796,399	5,248,830
*	Uniti Group Ltd.	3,117,288	10,764,646
	VGI Partners Ltd.	7,907	23,030
# *	Vimy Resources Ltd.	2,696,828	447,678
* ††	Virgin Australia Holdings Ltd.	7,648,897	0
	Virtus Health Ltd.	589,189	3,401,101
	Vita Group Ltd.	808,862	287,004
# *	Vital Metals Ltd.	246,694	10,466
Ω	Viva Energy Group Ltd.	5,149,577	10,103,475
# *	Viva Leisure Ltd.	84,215	97,259
# *	Vmoto Ltd.	267,457	73,145
# *	Volpara Health Technologies Ltd.	225,102	133,909
# *	VRX Silica Ltd.	1,325,475	177,002
*	Wagners Holding Co. Ltd.	122,838	114,713
*	Walkabout Resources Ltd.	1,129,282	189,301
# *	Warrego Energy Ltd.	86,865	8,263
# *	Webjet Ltd.	2,181,629	9,051,958
*	West African Resources Ltd.	6,322,943	6,032,039
*	Western Areas Ltd.	2,291,678	6,194,136
	Westgold Resources Ltd.	3,170,864	3,661,168
# *	Whispir Ltd.	121,430	104,915
	Whitehaven Coal Ltd.	5,290,865	18,169,068
*	Widgie Nickel Ltd.	265,653	90,397
*	Wiluna Mining Corp. Ltd.	248,265	129,208
	Yancoal Australia Ltd.	40,527	152,737
# *	Zip Co. Ltd.	2,250,758	1,655,533

TOTAL AUSTRALIA			1,043,969,769

CHINA — (0.6%)
Ω	BOC Aviation Ltd.	556,000	4,361,469
	BOE Varitronix Ltd.	3,180,293	3,603,367
*	China Display Optoelectronics Technology Holdings Ltd.	5,928,000	314,908
	Fountain SET Holdings Ltd.	5,528,000	985,077
	GDH Guangnan Holdings Ltd.	2,083,600	177,956
*	Goodbaby International Holdings Ltd.	1,919,000	241,067
*	Huafa Property Services Group Co. Ltd.	6,380,000	121,636
	Huasheng International Holding Ltd.	6,330,000	96,348
*	Meilleure Health International Industry Group Ltd.	324,000	14,957
*	Neo-Neon Holdings Ltd.	2,315,500	142,740

TOTAL CHINA			10,059,525

HONG KONG — (20.1%)
*	Aceso Life Science Group Ltd.	7,436,400	86,991
	Aeon Credit Service Asia Co. Ltd.	986,000	642,561
	Allied Group Ltd.	12,124,000	4,286,181
	Analogue Holdings Ltd.	694,000	156,778
	APAC Resources Ltd.	4,519,815	605,312
# *	Apollo Future Mobility Group Ltd.	8,436,000	377,642
*	Applied Development Holdings Ltd.	13,430,000	172,317
	Asia Financial Holdings Ltd.	2,114,908	908,857
	Asia Standard Hotel Group Ltd.	2,671,654	48,593

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Asia Standard International Group Ltd.	11,266,917	$1,064,908
	Asiasec Properties Ltd.	1,415,000	82,032
	ASM Pacific Technology Ltd.	1,444,600	14,558,364
	Associated International Hotels Ltd.	952,000	1,533,441
	Automated Systems Holdings Ltd.	434,400	56,437
	Bank of East Asia Ltd. (The)	2,270,934	3,360,340
* ††	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	159,691
	BOCOM International Holdings Co. Ltd.	2,371,000	323,240
††	Brightoil Petroleum Holdings Ltd.	9,034,000	323,852
	Build King Holdings Ltd.	630,000	66,951
	Cafe de Coral Holdings Ltd.	3,056,000	4,797,845
*	Cathay Pacific Airways Ltd.	2,001,000	1,999,253
*	Century City International Holdings Ltd.	7,111,460	332,962
	Chen Hsong Holdings	1,296,000	351,831
	Cheuk Nang Holdings Ltd.	771,714	240,828
	Chevalier International Holdings Ltd.	820,989	946,003
*	China Baoli Technologies Holdings Ltd.	114,750	4,231
*	China Best Group Holding Ltd.	1,124,998	110,397
*	China Energy Development Holdings Ltd.	49,560,000	925,333
	China Motor Bus Co. Ltd.	80,000	900,204
* ††	China Solar Energy Holdings Ltd.	1,669,500	7,181
# *	China Star Entertainment Ltd.	11,170,000	1,183,209
# *	China Strategic Holdings Ltd.	83,051,250	354,674
	China Tonghai International Financial Ltd.	1,300,000	24,622
	Chinese Estates Holdings Ltd.	2,943,500	855,281
	Chinney Investments Ltd.	1,180,000	224,749
	Chow Sang Sang Holdings International Ltd.	2,417,000	2,675,966
	Chuang’s China Investments Ltd.	8,811,407	405,978
	Chuang’s Consortium International Ltd.	7,519,043	822,745
	CITIC Telecom International Holdings Ltd.	13,126,125	4,710,466
#	CK Life Sciences Int’l Holdings, Inc.	18,634,000	1,391,373
#	CMBC Capital Holdings Ltd.	440,999	100,643
#	C-Mer Eye Care Holdings Ltd.	2,026,000	1,098,143
	CNT Group Ltd.	7,979,264	388,321
#	Convenience Retail Asia Ltd.	1,026,000	122,582
# *	Cowell e Holdings, Inc.	407,000	455,566
Ω	Crystal International Group Ltd.	304,000	118,587
	CSI Properties Ltd.	47,866,383	1,140,192
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,764,716	3,163,805
	Dah Sing Financial Holdings Ltd.	1,436,144	4,179,071
	Dickson Concepts International Ltd.	1,591,000	793,901
*	Digital Domain Holdings Ltd.	581,000	42,373
*	Dingyi Group Investment Ltd.	300,000	3,418
*	DTXS Silk Road Investment Holdings Co. Ltd.	72,000	15,021
	Dynamic Holdings Ltd.	198,000	245,381
	Eagle Nice International Holdings Ltd.	2,022,000	1,189,281
	EC Healthcare	1,453,097	1,460,446
	EcoGreen International Group Ltd.	1,994,640	482,964
*	Elegance Optical International Holdings Ltd.	1,160,000	117,117
*	Emperor Capital Group Ltd.	30,219,000	222,724
	Emperor Entertainment Hotel Ltd.	4,840,000	385,139
	Emperor International Holdings Ltd.	10,584,753	1,141,415
	Emperor Watch & Jewellery Ltd.	25,160,000	528,802
*	Energy International Investments Holdings Ltd.	1,960,000	13,658
*	ENM Holdings Ltd.	13,284,000	1,090,668
*	Esprit Holdings Ltd.	10,210,325	1,798,696
*	Eternity Investment Ltd.	820,000	16,332

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	EuroEyes International Eye Clinic Ltd., Class C	331,000	$276,633
#	Fairwood Holdings Ltd.	805,600	1,470,040
	Far East Consortium International Ltd.	12,107,375	3,773,104
	First Pacific Co. Ltd.	15,728,000	6,341,617
* Ω	FIT Hon Teng Ltd.	2,007,000	255,489
#* Ω	Fosun Tourism Group	178,200	237,593
	Four Seas Mercantile Holdings Ltd.	610,000	203,941
* Ω	Frontage Holdings Corp.	2,892,000	854,143
	FSE Lifestyle Services Ltd.	617,000	398,711
# *	GBA Holdings Ltd.	18,640,000	23,754
*	Genting Hong Kong Ltd.	5,824,000	230,822
	Get Nice Financial Group Ltd.	2,438,600	240,472
	Giordano International Ltd.	8,456,000	1,764,967
	Glorious Sun Enterprises Ltd.	3,932,000	393,250
*	Gold Peak Industries Holdings Ltd.	3,029,642	273,090
	Golden Resources Development International Ltd.	4,082,500	244,934
* ††	Good Resources Holdings Ltd.	6,860,000	13,900
*	GR Properties Ltd.	1,814,000	261,599
	Great Eagle Holdings Ltd.	1,119,446	2,611,989
*	Greentech Technology International Ltd.	11,720,000	285,699
*	G-Resources Group Ltd.	2,817,810	978,687
	Guoco Group Ltd.	2,000	20,931
	Guotai Junan International Holdings Ltd.	29,983,797	3,257,810
#	Haitong International Securities Group Ltd.	16,775,400	2,655,614
	Hang Lung Group Ltd.	2,819,000	5,504,073
	Hanison Construction Holdings Ltd.	2,713,649	415,630
*	Hans Energy Co. Ltd.	2,208,000	42,559
*	Harbour Centre Development Ltd.	935,500	803,490
	HKBN Ltd.	3,890,500	4,545,417
#	HKR International Ltd.	7,078,969	2,582,840
	Hon Kwok Land Investment Co. Ltd.	388,800	127,280
*	Hong Kong ChaoShang Group Ltd.	1,440,000	156,081
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	894,694
	Hong Kong Technology Venture Co. Ltd.	2,001,000	1,695,788
*	Hongkong & Shanghai Hotels Ltd. (The)	3,625,989	3,599,685
	Hongkong Chinese Ltd.	5,038,000	406,642
Ω	Honma Golf Ltd.	1,097,500	440,056
# ††	Hsin Chong Group Holdings Ltd.	10,243,403	85,634
	Hung Hing Printing Group Ltd.	2,940,000	474,948
# *	Huobi Technology Holdings Ltd.	340,000	235,172
	Hutchison Telecommunications Hong Kong Holdings Ltd.	12,112,000	2,019,938
*	Hypebeast Ltd.	2,705,000	341,189
	Hysan Development Co. Ltd.	2,474,000	7,279,085
	IGG, Inc.	8,082,000	3,328,796
*	Imagi International Holdings Ltd.	2,516,984	157,340
Ω	Impro Precision Industries Ltd.	386,000	99,949
	International Housewares Retail Co. Ltd.	2,101,000	704,072
*	IPE Group Ltd.	3,345,000	318,133
*	IRC Ltd.	35,846,266	958,740
	ITC Properties Group Ltd.	5,597,292	739,390
	Jacobson Pharma Corp. Ltd.	3,580,000	294,791
	Johnson Electric Holdings Ltd.	2,691,054	3,055,753
	K Wah International Holdings Ltd.	1,588,000	595,117
*	Kader Holdings Co. Ltd.	248,000	13,780
	Karrie International Holdings Ltd.	2,932,000	556,699
*	Keck Seng Investments Hong Kong Ltd.	912,600	300,489
	Kerry Logistics Network Ltd.	4,063,500	9,344,595
	Kerry Properties Ltd.	2,316,500	6,264,125
	Kingmaker Footwear Holdings Ltd.	1,878,955	259,756

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Kowloon Development Co. Ltd.	3,057,000	$3,979,327
*	KuangChi Science Ltd.	3,714,000	60,962
*	Kwoon Chung Bus Holdings Ltd.	44,000	11,156
*	Lai Sun Development Co. Ltd.	2,556,894	1,197,913
*	Lai Sun Garment International Ltd.	998,295	447,639
	Lam Soon Hong Kong Ltd.	326,310	515,903
*	Landing International Development Ltd.	6,932,800	198,349
	Landsea Green Properties Co. Ltd.	3,016,000	76,714
*	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	486,760
*	Lifestyle International Holdings Ltd.	3,051,000	1,466,961
	Lippo China Resources Ltd.	17,982,000	281,976
	Lippo Ltd.	1,161,700	416,491
	Liu Chong Hing Investment Ltd.	1,531,200	1,463,763
	L’Occitane International SA	2,162,750	6,779,277
	Luk Fook Holdings International Ltd.	3,577,000	8,187,430
	Lung Kee Bermuda Holdings	1,491,875	702,523
*	Magnificent Hotel Investment Ltd.	13,170,000	181,540
	Man Wah Holdings Ltd.	839,600	785,804
*	Mason Group Holdings Ltd.	111,713,399	252,754
	Matrix Holdings Ltd.	1,067,414	361,375
#	MECOM Power & Construction Ltd.	5,288,000	2,263,724
	Melbourne Enterprises Ltd.	39,500	722,114
*	Melco International Development Ltd.	2,869,000	2,265,248
*	Midland Holdings Ltd.	2,901,987	304,896
#	Miramar Hotel & Investment	1,144,000	1,826,145
	Modern Dental Group Ltd.	2,354,000	858,544
*	Mongolian Mining Corp.	561,000	239,354
	NagaCorp Ltd.	4,604,000	4,114,767
	Nameson Holdings Ltd.	7,692,000	411,385
	Nanyang Holdings Ltd.	133,500	651,962
	National Electronics Hldgs	2,668,600	347,539
* ††	National United Resources Holdings Ltd.	1,828,000	33,546
*	NewOcean Energy Holdings Ltd.	7,246,000	36,013
#	Nissin Foods Co. Ltd.	1,451,000	953,953
#	NWS Holdings Ltd.	6,731,000	6,093,442
	Oriental Watch Holdings	2,901,611	1,596,326
*	Oshidori International Holdings Ltd.	20,024,400	1,270,387
††	Pacific Andes International Holdings Ltd.	19,435,067	67,863
	Pacific Basin Shipping Ltd.	32,170,000	14,759,938
*	Pacific Century Premium Developments Ltd.	457,240	27,422
	Pacific Textiles Holdings Ltd.	7,573,000	3,334,264
*	Paliburg Holdings Ltd.	3,180,830	831,996
*	Paradise Entertainment Ltd.	3,672,000	375,872
#	PC Partner Group Ltd.	1,792,000	2,185,537
	PCCW Ltd.	15,297,545	8,667,017
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
*	Pegasus International Holdings Ltd.	36,000	3,365
	Pentamaster International Ltd.	1,550,000	188,137
#	Perfect Medical Health Management Ltd.	3,063,000	1,776,132
	Pico Far East Holdings Ltd.	5,142,000	762,023
	Playmates Holdings Ltd.	7,082,000	618,712
	Plover Bay Technologies Ltd.	2,224,000	917,033
	Pokfulam Development Co. Ltd.	62,000	88,605
*	PT International Development Co. Ltd.	8,347,150	229,516
	Public Financial Holdings Ltd.	2,848,000	877,086
* ††	Pyxis Group Ltd.	1,936,000	0
* Ω	Razer, Inc.	13,925,000	4,751,907
*	Regal Hotels International Holdings Ltd.	2,897,800	1,158,329
Ω	Regina Miracle International Holdings Ltd.	1,983,000	1,189,050

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Renco Holdings Group Ltd.	35,000	$574
# *	Sa Sa International Holdings Ltd.	5,060,960	904,605
	Safety Godown Co. Ltd.	1,200,000	461,171
	SAS Dragon Holdings Ltd.	2,178,000	1,247,304
	SEA Holdings Ltd.	1,657,523	1,329,371
*	Shangri-La Asia Ltd.	3,670,000	2,778,710
#	Shenwan Hongyuan HK Ltd.	3,511,250	327,718
*	Shun Ho Property Investments Ltd.	1,254,757	199,970
*	Shun Tak Holdings Ltd.	11,609,419	2,351,825
	Sing Tao News Corp. Ltd.	1,974,000	89,669
	Singamas Container Holdings Ltd.	8,682,000	1,201,166
*	SJM Holdings Ltd.	8,376,000	3,518,448
	SmarTone Telecommunications Holdings Ltd.	2,003,481	1,046,227
#	Solomon Systech International Ltd.	11,440,000	784,377
	Soundwill Holdings Ltd.	600,500	521,673
*	South China Holdings Co. Ltd.	17,774,503	178,447
*	Space Group Holdings Ltd.	142,500	82,314
	Stella International Holdings Ltd.	2,697,500	2,852,613
	Sun Hung Kai & Co. Ltd.	5,023,429	2,381,831
	SUNeVision Holdings Ltd.	2,552,000	2,120,124
	TAI Cheung Holdings Ltd.	2,329,000	1,425,229
	Tai Hing Group Holdings Ltd.	221,000	34,303
	Tai Sang Land Development Ltd.	798,910	426,303
#	Tan Chong International Ltd.	1,176,000	300,499
	Tao Heung Holdings Ltd.	1,396,000	155,466
*	Television Broadcasts Ltd.	1,972,400	1,215,934
*	Termbray Industries International Holdings Ltd.	1,244,900	33,151
	Texhong Textile Group Ltd.	176,000	211,653
	Texwinca Holdings Ltd.	4,008,000	688,891
	Tian Teck Land Ltd.	1,024,000	528,229
*	TOM Group Ltd.	416,000	39,571
*	Town Health International Medical Group Ltd.	4,222,115	246,355
	Tradelink Electronic Commerce Ltd.	6,126,000	912,690
	Transport International Holdings Ltd.	1,576,602	2,579,116
*	Trendzon Holdings Group Ltd.	3,724,000	118,065
	United Laboratories International Holdings Ltd.	6,644,000	3,256,049
*	Universal Technologies Holdings Ltd.	1,730,000	25,134
# ††	Untrade Convoy	32,922,000	131,319
# *	Untrade Gold Fin Holdings	9,580,000	0
	Untrade Master Glory GP	972,981	6,051
# ††	Untrade Mh Development NPV	3,238,000	89,750
††	Untrade.Burwill	37,300,960	63,222
††	Up Energy Development Group Ltd.	3,929,000	12,117
*	Value Convergence Holdings Ltd.	2,448,000	75,183
	Value Partners Group Ltd.	5,786,000	2,189,686
	Vanke Overseas Investment Holding Co. Ltd.	16,000	4,841
	Vedan International Holdings Ltd.	3,576,000	290,736
	Vitasoy International Holdings Ltd.	2,975,000	5,393,898
# *	Vobile Group Ltd.	3,623,000	1,786,799
# Ω	VPower Group International Holdings Ltd.	4,319,397	496,344
	VSTECS Holdings Ltd.	6,261,600	5,390,924
	VTech Holdings Ltd.	1,345,100	9,515,101
	Wai Kee Holdings Ltd.	6,158,738	2,699,948
	Wang On Group Ltd.	41,740,000	337,356
*	Wealthking Investments Ltd.	7,296,000	515,912
	Wing On Co. International Ltd.	759,000	1,723,882
#	Wing Tai Properties Ltd.	2,187,331	1,162,226
*	YT Realty Group Ltd.	1,968,124	366,428
	YTO Express Holdings Ltd.	728,000	207,324

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Yue Yuen Industrial Holdings Ltd.	2,644,500	$3,889,756
# *	Yunfeng Financial Group Ltd.	612,000	107,472
#	Zensun Enterprises Ltd.	929,000	434,995
*	Zhaobangji Properties Holdings Ltd.	1,440,000	74,534

TOTAL HONG KONG			326,298,725

NEW ZEALAND — (4.4%)
# *	AFT Pharmaceuticals Ltd.	34,226	79,545
# *	Air New Zealand Ltd.	1,670,061	947,816
	Arvida Group Ltd.	1,087,209	1,148,081
	Briscoe Group Ltd.	34,115	131,981
*	Channel Infrastructure NZ Ltd.	878,074	612,272
	Chorus Ltd.	2,555,962	12,126,093
	Colonial Motor Co. Ltd.	144,588	1,002,123
	Comvita Ltd.	50,282	107,261
	Delegat Group Ltd.	6,400	51,871
# *	Eroad Ltd.	24,092	48,595
#	Freightways Ltd.	932,828	7,373,331
	Genesis Energy Ltd.	155,411	287,007
*	Gentrack Group Ltd.	71,302	76,925
	Hallenstein Glasson Holdings Ltd.	307,057	1,191,092
	Heartland Group Holdings Ltd.	2,175,266	3,211,302
#	Investore Property Ltd.	608,266	652,868
#	KMD Brands Ltd.	2,509,713	2,224,079
*	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	564,902
#	Napier Port Holdings Ltd.	46,155	86,280
*	NEW Zealand King Salmon Investments Ltd.	62,336	12,126
#	NZME Ltd.	945,851	875,717
#	NZX Ltd.	1,568,757	1,283,516
	Oceania Healthcare Ltd.	1,288,639	855,198
# *	Pacific Edge Ltd.	1,418,192	819,545
	PGG Wrightson Ltd.	120,785	313,649
*	Pushpay Holdings Ltd.	2,728,665	2,301,406
*	Rakon Ltd.	182,922	197,566
	Restaurant Brands New Zealand Ltd.	161,636	1,342,040
* ††	RPNZ Ltd.	274,180	0
# *	Sanford Ltd.	362,156	1,053,969
#	Scales Corp. Ltd.	436,710	1,362,498
#	Scott Technology Ltd.	51,657	100,311
*	Serko Ltd.	121,000	397,121
	Skellerup Holdings Ltd.	745,484	2,747,374
*	SKY Network Television Ltd.	364,275	628,410
	SKYCITY Entertainment Group Ltd.	4,337,866	8,103,778
	Steel & Tube Holdings Ltd.	575,667	570,444
	Summerset Group Holdings Ltd.	882,718	6,648,601
*	Synlait Milk Ltd.	456,664	1,041,087
*	Tourism Holdings Ltd.	683,001	1,320,901
	TOWER Ltd.	1,895,126	855,024
	Trustpower Ltd.	237,979	1,035,225
#	Turners Automotive Group Ltd.	109,772	285,465
# *	Vista Group International Ltd.	516,999	620,833
	Warehouse Group Ltd.	381,575	851,351
	Z Energy Ltd.	1,685,119	4,112,310

TOTAL NEW ZEALAND			71,658,889

SINGAPORE — (9.4%)
* ††	Abterra Ltd.	230,320	1,216
	AEM Holdings Ltd.	855,100	2,928,345

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Amara Holdings Ltd.	974,800	$257,668
	Ascendas India Trust	5,025,900	4,540,932
#	Avarga Ltd.	2,626,500	458,634
# *	Banyan Tree Holdings Ltd.	810,900	168,660
# *	Best World International Ltd.	1,202,370	1,182,417
#	Bonvests Holdings Ltd.	950,000	638,719
	Boustead Singapore Ltd.	2,069,082	1,426,301
#	Bukit Sembawang Estates Ltd.	1,182,703	4,297,512
	Bund Center Investment Ltd.	659,825	253,767
# *	Centurion Corp. Ltd.	1,405,100	375,835
	China Aviation Oil Singapore Corp. Ltd.	2,355,399	1,514,324
	China Sunsine Chemical Holdings Ltd.	3,341,800	1,120,711
#	Chip Eng Seng Corp. Ltd.	3,446,800	1,140,964
	Chuan Hup Holdings Ltd.	3,341,700	558,222
	Civmec Ltd.	162,700	76,111
#	ComfortDelGro Corp. Ltd.	7,004,400	7,399,046
*	COSCO Shipping International Singapore Co. Ltd.	6,633,900	1,173,259
# *	Creative Technology Ltd.	285,050	480,139
#	CSE Global Ltd.	2,232,300	771,513
	Dasin Retail Trust	296,700	63,161
#	Del Monte Pacific Ltd.	2,230,164	610,210
	Delfi Ltd.	979,700	540,783
* ††	DMX Technologies Group Ltd.	2,096,000	0
# * ††	Ezion Holdings Ltd.	9,845,878	57,668
# * ††	Ezra Holdings Ltd.	8,161,986	12,158
	Far East Orchard Ltd.	1,158,903	935,305
#	First Resources Ltd.	4,228,700	6,449,579
#	First Sponsor Group Ltd.	484,728	461,535
#	Food Empire Holdings Ltd.	1,334,200	514,306
	Fraser & Neave Ltd.	309,900	308,277
#	Frencken Group Ltd.	1,554,400	1,576,826
	Fu Yu Corp. Ltd.	3,615,000	719,304
*	Gallant Venture Ltd.	5,386,600	497,217
	Geo Energy Resources Ltd.	3,123,600	1,093,534
#	GK Goh Holdings Ltd.	1,315,065	894,579
	Golden Agri-Resources Ltd.	30,770,000	7,188,982
# *	Golden Energy & Resources Ltd.	763,800	370,485
	GP Industries Ltd.	272,809	122,545
#	GuocoLand Ltd.	1,718,714	2,026,917
# *	Halcyon Agri Corp. Ltd.	1,635,533	282,955
#	Hanwell Holdings Ltd.	1,339,819	387,179
	Haw Par Corp. Ltd.	385,000	3,240,398
#	Hiap Hoe Ltd.	498,000	270,246
#	Ho Bee Land Ltd.	1,505,100	3,288,821
#	Hong Fok Corp. Ltd.	3,144,194	2,030,782
* ††	Hong Fok Land Ltd.	1,210,000	0
#	Hong Leong Asia Ltd.	1,675,100	943,213
#	Hong Leong Finance Ltd.	1,002,000	1,862,769
#	Hotel Grand Central Ltd.	1,611,854	1,172,576
#	Hour Glass Ltd.	1,618,732	2,882,153
	HRnetgroup Ltd.	130,100	74,953
	Hutchison Port Holdings Trust	24,983,000	5,954,848
	Hwa Hong Corp. Ltd.	1,957,700	436,032
# * ††	Hyflux Ltd.	3,707,700	114,707
#	iFAST Corp. Ltd.	754,900	2,710,774
# *	Indofood Agri Resources Ltd.	2,701,700	707,496
	InnoTek Ltd.	336,600	141,456
#	ISDN Holdings Ltd.	378,544	156,089
#	Japfa Ltd.	2,101,410	912,346

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	$0
* ††	K1 Ventures Ltd.	1,004,840	0
	Keppel Infrastructure Trust	18,059,446	7,210,981
#	KSH Holdings Ltd.	1,278,300	327,507
#	Low Keng Huat Singapore Ltd.	949,800	322,466
*	Mandarin Oriental International Ltd.	1,452,700	2,982,724
#	Metro Holdings Ltd.	2,946,592	1,640,476
	Mewah International, Inc.	89,000	26,927
	Micro-Mechanics Holdings Ltd.	109,200	249,503
# * ††	Midas Holdings Ltd.	8,576,553	223,259
# *	mm2 Asia Ltd.	5,969,400	277,537
	Nanofilm Technologies International Ltd.	115,200	222,341
#	NSL Ltd.	409,900	271,109
# *	Oceanus Group Ltd.	8,888,300	121,857
	OUE Ltd.	2,107,300	2,069,172
#	Oxley Holdings Ltd.	7,186,441	944,758
	Pacific Century Regional Developments Ltd.	179,000	57,413
	Pan-United Corp. Ltd.	1,825,450	548,056
	Propnex Ltd.	326,000	424,334
#	Q&M Dental Group Singapore Ltd.	1,136,160	417,761
	QAF Ltd.	1,464,280	930,371
# *	Raffles Education Corp. Ltd.	2,803,923	134,800
#	Raffles Medical Group Ltd.	6,503,632	5,616,096
#	SBS Transit Ltd.	796,600	1,684,888
	Sembcorp Industries Ltd.	708,500	1,500,465
*	Sembcorp Marine Ltd.	1,060,100	83,122
	Sheng Siong Group Ltd.	3,933,300	4,343,100
*	SHS Holdings Ltd.	2,175,300	240,975
*	SIA Engineering Co. Ltd.	1,634,600	3,139,255
#	SIIC Environment Holdings Ltd.	5,686,720	904,813
#	Sinarmas Land Ltd.	7,118,701	1,126,052
#	Sing Holdings Ltd.	1,470,400	403,055
	Sing Investments & Finance Ltd.	350,675	378,843
	Singapore Land Group Ltd.	101,169	188,018
	Singapore Post Ltd.	10,499,000	5,391,504
	Singapore Shipping Corp. Ltd.	1,573,200	336,783
	SPH REIT	5,817,533	4,101,446
#	Stamford Land Corp. Ltd.	5,698,660	1,640,985
	StarHub Ltd.	4,941,700	4,482,288
	Straco Corp. Ltd.	130,000	41,214
	Straits Trading Co. Ltd.	286,100	684,720
# * ††	Swiber Holdings Ltd.	2,895,250	42,708
	Thomson Medical Group Ltd.	317,800	18,491
	Tiong Woon Corp. Holding Ltd.	26,600	10,334
#	Tuan Sing Holdings Ltd.	4,131,275	1,208,933
	UMS Holdings Ltd.	2,627,768	2,237,495
	United Overseas Insurance Ltd.	168,150	837,088
	UOB-Kay Hian Holdings Ltd.	2,413,362	2,842,923
#	Valuetronics Holdings Ltd.	2,647,550	1,010,288
#	Vicom Ltd.	557,500	840,550
#	Wee Hur Holdings Ltd.	2,614,200	394,095
#	Wing Tai Holdings Ltd.	3,836,067	4,814,668
#	Yeo Hiap Seng Ltd.	228,759	145,720

TOTAL SINGAPORE			152,871,726

UNITED STATES — (0.0%)
	Clean Seas Seafood Ltd.	16,006	6,842

TOTAL COMMON STOCKS			1,604,865,476

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
	Bowen Coking Coal Ltd.	52,269	$12,372
	Catapult Group International Ltd.	51,120	43,343
	Genex Power Ltd.	199,465	21,844

TOTAL AUSTRALIA			77,559

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/15/22	5,307	0
*	KGL Resources Ltd. Rights 05/05/2022	51,700	0

NEW ZEALAND — (0.0%)
*	NEW Zealand King Salmon Investments Ltd. Rights 05/05/2022	177,657	17,204

SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd. Warrants 04/16/23	5,659,201	0

TOTAL RIGHTS/WARRANTS			17,204

TOTAL INVESTMENT SECURITIES (Cost $1,635,618,883)			1,604,960,239

			Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@ §	The DFA Short Term Investment Fund	2,024,502	23,417,415

TOTAL INVESTMENTS — (100.0%) (Cost $1,659,035,173)			$1,628,377,654

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary	of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$281,761	$1,043,683,416	$4,592	$1,043,969,769
China	—	10,059,525	—	10,059,525
Hong Kong	—	325,470,341	828,384	326,298,725
New Zealand	—	71,658,889	—	71,658,889
Singapore	—	152,420,010	451,716	152,871,726
United States	—	6,842	—	6,842

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Australia	—	$77,559	—	$77,559
Rights/Warrants
New Zealand	—	17,204	—	17,204
Securities Lending Collateral	—	23,417,415	—	23,417,415

TOTAL	$281,761	$1,626,811,201	$1,284,692^	$1,628,377,654

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (3.0%)
	4imprint Group PLC	159,861	$5,432,279
Ω	Airtel Africa PLC	830,930	1,520,381
*	Ascential PLC	1,428,552	5,663,848
	Bloomsbury Publishing PLC	295,950	1,485,047
	Centaur Media PLC	254,249	150,295
	Euromoney Institutional Investor PLC	711,566	8,774,265
# *	Frontier Developments PLC	52,449	844,817
	Future PLC	7,721	211,474
	Gamma Communications PLC	164,057	2,445,287
*	Helios Towers PLC	1,538,719	2,172,052
# *	Hyve Group PLC	1,560,375	1,476,517
	Moneysupermarket.com Group PLC	3,118,609	6,831,811
	Next Fifteen Communications Group PLC	88,346	1,456,174
	Reach PLC	2,352,583	4,794,227
	STV Group PLC	4,918	20,060
*	Tremor International Ltd.	138,261	829,521
*	Tremor International Ltd., ADR	2,906	33,855

TOTAL COMMUNICATION SERVICES			44,141,910

CONSUMER DISCRETIONARY — (16.4%)
	888 Holdings PLC	2,213,314	5,285,010
# *	AO World PLC	272,456	255,567
*	ASOS PLC	20,712	360,647
# * Ω	Aston Martin Lagonda Global Holdings PLC	135,310	1,417,646
	Bellway PLC	230,923	7,013,656
# *	Boohoo Group PLC	704,428	713,145
*	Card Factory PLC	969,257	708,181
*	Cazoo Group Ltd.	576,667	974,567
	Coats Group PLC	3,506,115	3,099,605
* Ω	Countryside Partnerships PLC	2,712,258	8,468,465
	Crest Nicholson Holdings PLC	1,700,179	5,349,567
	Currys PLC	5,372,637	6,229,235
#	DFS Furniture PLC	1,228,712	2,562,898
# *	Dignity PLC	211,780	1,379,279
	Domino’s Pizza Group PLC	3,143,313	13,718,241
	Dunelm Group PLC	693,679	8,494,387
*	Frasers Group PLC	1,494,358	12,692,127
	Fuller Smith & Turner PLC, Class A	146,090	1,099,735
	Games Workshop Group PLC	164,324	15,186,474
	Greggs PLC	607,084	17,712,235
* Ω	Gym Group PLC	964,324	2,308,978
	Halfords Group PLC	1,273,792	3,624,645
	Headlam Group PLC	502,271	2,292,618
	Henry Boot PLC	538,578	2,189,934
*	Hollywood Bowl Group PLC	283,898	911,779
* Ω	Hostelworld Group PLC	163,985	173,345
	Inchcape PLC	2,415,336	21,611,614
*	J D Wetherspoon PLC	525,236	4,772,665
* Ω	Joules Group PLC	3,586	2,447
*	Lookers PLC	1,432,424	1,494,875
*	Marston’s PLC	5,091,899	4,785,512
*	Mitchells & Butlers PLC	2,080,417	5,926,347
	MJ Gleeson PLC	240,572	1,805,718

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Motorpoint group PLC	51,520	$156,057
# *	N Brown Group PLC	948,958	346,322
* Ω	On the Beach Group PLC	826,273	2,370,036
*	Pendragon PLC	3,945,379	1,090,414
	Pets at Home Group PLC	3,055,257	11,859,296
	Photo-Me International PLC	1,529,544	1,372,149
*	Playtech PLC	1,947,421	12,730,072
*	PPHE Hotel Group Ltd.	14,433	284,217
*	Rank Group PLC	1,027,396	1,380,107
	Redrow PLC	1,595,285	10,457,568
*	Restaurant Group PLC	1,215,418	930,339
	Smiths News PLC	23,379	10,081
*	Sportech PLC	170,201	76,810
* Ω	SSP Group PLC	2,332,128	6,883,565
#	Studio Retail Group PLC	220,669	319,103
*	Superdry PLC	358,232	682,209
*	Ted Baker PLC	315,415	582,009
Ω	TI Fluid Systems PLC	282,490	574,076
	Topps Tiles PLC	786,772	550,987
	Vertu Motors PLC	1,177,852	764,244
	Vistry Group PLC	1,061,012	11,069,620
	Vitec Group PLC	212,668	3,304,753
Ω	Vivo Energy PLC	564,005	1,019,734
* Ω	Watches of Switzerland Group PLC	229,281	2,898,923
*	WH Smith PLC	129,626	2,332,136
	Wickes Group PLC	2,000,310	4,768,659
	Young & Co’s Brewery PLC, Class A	2,737	47,540

TOTAL CONSUMER DISCRETIONARY			243,482,170

CONSUMER STAPLES — (7.8%)
	AG Barr PLC	726,615	5,285,604
	Anglo-Eastern Plantations PLC	122,466	1,344,617
Ω	Bakkavor Group PLC	110,157	146,094
	Britvic PLC	1,634,172	17,511,912
*	C&C Group PLC	1,701,389	4,441,439
	Carr’s Group PLC	349,511	641,405
	Cranswick PLC	365,843	14,547,499
	Devro PLC	1,338,335	3,519,490
	Fevertree Drinks PLC	622,976	14,125,820
*	Greencore Group PLC	4,061,744	5,835,415
	Hilton Food Group PLC	323,199	4,903,810
*	Marks & Spencer Group PLC	5,720,589	9,765,730
*	McBride PLC	895,746	412,142
# *	Naked Wines PLC	26,543	120,127
	Nichols PLC	2,884	49,069
	Premier Foods PLC	4,625,814	6,450,865
	PZ Cussons PLC	1,709,954	4,387,602
	Tate & Lyle PLC	2,254,655	21,914,350

TOTAL CONSUMER STAPLES			115,402,990

ENERGY — (3.6%)
# *	Capricorn Energy PLC	4,040,365	10,391,979
	Diversified Energy Co. PLC	2,725,600	4,117,988
*	Energean PLC	285,194	4,192,440
*	EnQuest PLC	12,456,788	5,042,097
	Genel Energy PLC	826,854	1,902,666
	Gulf Keystone Petroleum Ltd.	1,529,511	4,646,703
	Hunting PLC	828,220	3,019,135

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	John Wood Group PLC	3,735,064	$10,385,394
*	Lamprell PLC	1,293,820	436,283
*	Pantheon Resources PLC	48,702	75,223
*	Petrofac Ltd.	2,212,258	3,729,279
*	Pharos Energy PLC	1,027,575	347,256
*	Savannah Energy PLC	172,003	76,438
	Serica Energy PLC	581,564	2,554,976
*	Tullow Oil PLC	4,967,202	3,458,765

TOTAL ENERGY			54,376,622

FINANCIALS — (18.0%)
	AJ Bell PLC	578,264	1,791,911
# * Ω	Allied Minds PLC	211,640	45,214
	Ashmore Group PLC	2,404,758	6,647,838
	Bank of Georgia Group PLC	278,808	4,295,697
	Beazley PLC	3,358,915	18,093,125
	Brewin Dolphin Holdings PLC	2,167,134	13,879,789
	Brooks Macdonald Group PLC	628	19,039
	Burford Capital Ltd.	872,634	7,461,590
	Chesnara PLC	863,650	3,101,645
	Close Brothers Group PLC	900,632	12,488,085
# Ω	CMC Markets PLC	826,881	2,998,113
* Ω	Funding Circle Holdings PLC	104,248	94,955
* Ω	Georgia Capital PLC	17,840	135,261
	Hiscox Ltd.	1,601,914	19,021,568
	IG Group Holdings PLC	1,561,319	15,956,794
	Impax Asset Management Group PLC	179,989	1,946,531
	IntegraFin Holdings PLC	452,878	2,042,257
	International Personal Finance PLC	828,317	986,829
	Investec PLC	1,348,593	7,943,061
	IP Group PLC	6,380,491	6,579,289
Ω	JTC PLC	129,809	1,260,462
	Jupiter Fund Management PLC	2,900,031	6,472,977
	Just Group PLC	7,094,921	7,495,042
	Lancashire Holdings Ltd.	1,430,416	7,581,048
	Liontrust Asset Management PLC	86,946	1,261,899
	Man Group PLC	8,949,619	26,083,909
# *	Metro Bank PLC	150,025	166,560
	Mortgage Advice Bureau Holdings Ltd.	2,530	37,881
	Ninety One PLC	917,824	3,058,160
	Numis Corp. PLC	300,713	942,206
	OSB Group PLC	1,651,759	11,530,003
	Paragon Banking Group PLC	1,934,045	11,960,621
	Plus500 Ltd.	496,052	9,659,578
	Polar Capital Holdings PLC	218,605	1,523,654
	Provident Financial PLC	1,617,106	5,175,870
Ω	Quilter PLC	9,454,164	15,573,692
	Rathbones Group PLC	356,393	9,407,425
	Record PLC	18,948	16,877
	River & Mercantile Group PLC	10,512	34,933
	S&U PLC	28,532	849,315
Ω	Sabre Insurance Group PLC	270,068	707,555
*	Saga PLC	622,718	1,730,549
	TBC Bank Group PLC	61,591	971,207
	TP ICAP Group PLC	3,524,223	5,829,105
	Virgin Money UK PLC	5,891,742	12,782,685
* †† ^	Waterloo Investment Holdings Ltd.	4,000	0

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
^	Waterloo Investment Holdings, Ltd.	0	$0

TOTAL FINANCIALS			267,641,804

HEALTH CARE — (3.7%)
*	4d pharma PLC	42,478	20,841
	Advanced Medical Solutions Group PLC	454,469	1,584,311
	Alliance Pharma PLC	1,995,064	2,865,696
	CareTech Holdings PLC	308,517	2,846,806
*	Circassia Group PLC	202,629	89,815
	CVS Group PLC	413,530	9,335,350
	EKF Diagnostics Holdings PLC	79,384	34,807
	EMIS Group PLC	328,823	5,480,948
*	Ergomed PLC	9,775	144,226
	Genus PLC	3,226	101,357
*	Indivior PLC	3,707,178	14,519,206
Ω	Integrated Diagnostics Holdings PLC	1,249,693	1,372,650
*	Mediclinic International PLC	2,400,508	11,128,606
*	Oxford Biomedica PLC	58,695	422,939
*	PureTech Health PLC	207,779	440,004
* Ω	Spire Healthcare Group PLC	1,728,104	4,664,862

TOTAL HEALTH CARE			55,052,424

INDUSTRIALS — (24.8%)
	Avon Protection PLC	172,611	2,292,033
*	Babcock International Group PLC	2,841,630	10,849,216
	Balfour Beatty PLC	3,597,022	10,897,937
	Begbies Traynor Group PLC	44,955	66,193
Ω	Biffa PLC	1,459,748	6,331,278
	Bodycote PLC	1,201,080	9,315,405
	Braemar Shipping Services PLC	91,109	303,728
	Chemring Group PLC	1,878,170	8,201,894
	Clarkson PLC	212,943	9,804,408
	Clipper Logistics PLC	224,285	2,426,637
*	Costain Group PLC	237,261	117,449
*	De La Rue PLC	498,978	690,231
# *	Dialight PLC	89,929	405,162
	Diploma PLC	528,961	18,142,721
	DiscoverIE Group PLC	602,449	5,714,703
# *	Esken Ltd.	1,707,178	218,284
*	Firstgroup PLC	2,239,506	3,143,796
	Galliford Try Holdings PLC	554,808	1,190,139
	Genuit Group PLC	1,449,475	8,182,480
*	Go-Ahead Group PLC	272,759	3,236,132
	Goodwin PLC	383	16,188
	Grafton Group PLC	1,508,314	18,267,582
	Hays PLC	9,077,084	13,941,004
	HomeServe PLC	304,040	3,736,568
	IMI PLC	273,520	4,604,634
* †† ^	Industrial & Commercial Bank of China Ltd.	5,000	0
*	James Fisher & Sons PLC	243,061	1,198,529
	James Halstead PLC	19,038	59,217
*	JET2 PLC	714,783	10,976,912
*	John Menzies PLC	177,075	1,316,874
*	Johnson Service Group PLC	360,487	495,711
	Keller Group PLC	426,199	4,491,285
*	Kier Group PLC	1,572,493	1,557,078
Ω	Luceco PLC	278,939	667,537
	Mears Group PLC	696,620	1,725,810

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Meggitt PLC	2,411,365	$23,377,981
	Mitie Group PLC	7,137,464	4,811,672
	Morgan Advanced Materials PLC	1,885,867	6,613,658
	Morgan Sindall Group PLC	253,782	6,842,554
*	National Express Group PLC	3,049,656	9,452,933
	Norcros PLC	134,719	404,089
	Pagegroup PLC	1,975,881	12,090,172
	Porvair PLC	18,060	134,349
	QinetiQ Group PLC	3,269,929	13,873,054
	Redde Northgate PLC	1,400,910	6,930,140
	Renew Holdings PLC	58,982	513,982
*	Renewi PLC	568,482	4,917,469
	Ricardo PLC	297,351	1,354,648
	Robert Walters PLC	396,868	3,087,608
	Rotork PLC	4,874,552	17,784,931
	RPS Group PLC	982,233	1,257,634
*	Senior PLC	2,330,880	3,750,558
	Serco Group PLC	2,333,435	4,412,717
	Severfield PLC	1,090,941	919,334
*	SIG PLC	4,192,576	2,167,507
	Smart Metering Systems PLC	470,083	4,862,234
	Speedy Hire PLC	3,255,038	2,112,263
*	Stagecoach Group PLC	1,750,851	2,306,345
	SThree PLC	872,133	4,020,450
	TClarke PLC	64,836	120,047
	Travis Perkins PLC	1,164,039	17,754,417
	Trifast PLC	524,611	705,834
	Tyman PLC	968,246	3,325,726
	Ultra Electronics Holdings PLC	566,936	23,090,245
	Vesuvius PLC	1,439,192	5,851,094
	Volex PLC	449,901	1,457,573
	Volution Group PLC	686,608	3,497,320
	Vp PLC	153,784	1,868,672
	Wilmington PLC	334,384	1,077,546
	Wincanton PLC	653,669	3,343,082
	XP Power Ltd.	104,364	4,178,065

TOTAL INDUSTRIALS			368,852,658

INFORMATION TECHNOLOGY — (7.6%)
	Bytes Technology Group PLC	371,072	2,062,790
*	Capita PLC	10,654,008	3,179,443
*	CentralNic Group PLC	22,135	37,329
	Computacenter PLC	502,122	16,871,130
	dotdigital group PLC	423,932	462,389
# *	FD Technologies PLC	31,137	922,629
	FDM Group Holdings PLC	449,854	5,677,218
	GB Group PLC	167,768	1,215,818
	Gooch & Housego PLC	1,817	19,183
	IDOX PLC	140,149	112,292
	iomart Group PLC	236,264	533,699
*	IQE PLC	1,551,133	583,215
	Kainos Group PLC	476,672	7,222,047
	Keywords Studios PLC	89,582	2,687,292
*	Kin & Carta PLC	397,938	1,156,560
	Learning Technologies Group PLC	899,494	1,477,816
	Micro Focus International PLC	1,416,950	6,691,115
	NCC Group PLC	1,752,498	3,977,778
* Ω	Network International Holdings PLC	59,903	195,699
	Oxford Instruments PLC	385,212	11,168,500

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	PayPoint PLC	455,934	$3,331,221
	Renishaw PLC	50,673	2,677,923
	RM PLC	358,749	614,031
	Softcat PLC	629,767	11,122,498
	Spectris PLC	351,072	12,840,073
	Spirent Communications PLC	4,065,908	11,756,096
	Strix Group PLC	106,170	281,210
* †† ^	Trellus Health Ltd.	1,632	0
	TT Electronics PLC	1,084,117	2,463,861
*	Xaar PLC	524,926	1,638,516

TOTAL INFORMATION TECHNOLOGY			112,979,371

MATERIALS — (6.2%)
* Ω	Accsys Technologies PLC	9,505	17,257
*	Aclara Resources, Inc.	244,826	112,441
	Anglo Pacific Group PLC	1,216,770	2,767,501
	Breedon Group PLC	1,625,020	1,607,471
	Castings PLC	172,368	701,341
	Centamin PLC	6,884,338	7,890,265
	Central Asia Metals PLC	678,104	2,271,984
*	Elementis PLC	3,340,074	5,073,539
	Essentra PLC	1,720,465	6,742,416
	Ferrexpo PLC	1,527,804	3,137,247
Ω	Forterra PLC	1,574,753	4,923,197
	Gem Diamonds Ltd.	413,552	305,396
	Hill & Smith Holdings PLC	549,355	9,501,308
	Hochschild Mining PLC	1,781,849	2,617,480
Ω	Ibstock PLC	2,840,179	6,704,799
	Marshalls PLC	1,374,930	10,521,735
	Pan African Resources PLC	2,750,351	755,127
*	Petra Diamonds Ltd.	17,532	27,179
	RHI Magnesita NV	127,640	3,797,413
*	SolGold PLC	1,061,756	381,599
	Synthomer PLC	2,154,069	8,196,145
	Treatt PLC	51,395	676,463
	Victrex PLC	546,789	12,468,602
	Zotefoams PLC	103,100	437,931

TOTAL MATERIALS			91,635,836

REAL ESTATE — (3.7%)
	CLS Holdings PLC	584,213	1,493,048
	Foxtons Group PLC	1,253,936	661,930
	Grainger PLC	4,204,662	15,640,374
	Harworth Group PLC	5,025	10,521
	Helical PLC	816,328	4,439,128
*	IWG PLC	4,129,531	12,536,974
	LSL Property Services PLC	438,441	2,148,836
	Savills PLC	968,045	13,022,726
	Sirius Real Estate Ltd.	2,300,183	3,496,315
	Watkin Jones PLC	773,206	2,402,833

TOTAL REAL ESTATE			55,852,685

UTILITIES — (4.1%)
*	Centrica PLC	19,338,945	19,160,817
Ω	ContourGlobal PLC	166,091	399,194
	Drax Group PLC	2,508,511	25,350,257
	Pennon Group PLC	537,526	7,469,597

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
	Telecom Plus PLC	422,983	$8,725,787

TOTAL UTILITIES			61,105,652

TOTAL COMMON STOCKS Cost ($ 1,394,633,494)			1,470,524,122

			Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	1,404,044	16,240,579

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,410,873,039)			$1,486,764,701

ADR American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$33,855	$44,108,055	—	$44,141,910
Consumer Discretionary	—	243,482,170	—	243,482,170
Consumer Staples	—	115,402,990	—	115,402,990
Energy	—	54,376,622	—	54,376,622
Financials	—	267,641,804	—	267,641,804
Health Care	—	55,052,424	—	55,052,424
Industrials	—	368,852,658	—	368,852,658
Information Technology	—	112,979,371	—	112,979,371
Materials	—	91,635,836	—	91,635,836
Real Estate	—	55,852,685	—	55,852,685
Utilities	—	61,105,652	—	61,105,652
Securities Lending Collateral	—	16,240,579	—	16,240,579

TOTAL	$33,855	$1,486,730,846	—	$1,486,764,701

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (92.8%)
AUSTRIA — (2.8%)
	Agrana Beteiligungs AG	83,141	$1,474,620
	ANDRITZ AG	435,727	18,523,225
	AT&S Austria Technologie & Systemtechnik AG	196,445	10,059,153
Ω	BAWAG Group AG	128,967	6,123,851
# *	DO & Co. AG	46,589	4,099,895
	EVN AG	241,985	6,160,044
*	FACC AG	144,102	1,188,903
*	Flughafen Wien AG	30,811	867,685
	Josef Manner & Comp AG	870	109,644
# *	Kapsch TrafficCom AG	29,728	422,340
#	Lenzing AG	85,686	7,779,327
#	Mayr Melnhof Karton AG	56,392	9,923,120
	Oberbank AG	25,007	2,595,058
#	Oesterreichische Post AG	227,279	7,321,476
	Palfinger AG	102,246	2,591,260
#	POLYTEC Holding AG	109,361	696,655
*	Porr AG	100,602	1,274,139
#	Raiffeisen Bank International AG	95,986	1,092,638
#	Rosenbauer International AG	21,100	818,117
	S IMMO AG	346,922	8,326,943
*	Schoeller-Bleckmann Oilfield Equipment AG	69,737	3,990,243
#	Semperit AG Holding	71,506	1,729,372
	Strabag SE	106,594	4,166,328
	Telekom Austria AG	1,152,776	8,218,990
	UBM Development AG	21,002	951,274
	UNIQA Insurance Group AG	997,570	7,605,530
	Vienna Insurance Group AG Wiener Versicherung Gruppe	300,719	7,459,347
	voestalpine AG	566,214	14,734,509
	Wienerberger AG	675,803	19,076,462
	Zumtobel Group AG	155,917	1,126,186

TOTAL AUSTRIA			160,506,334

BELGIUM — (4.5%)
	Ackermans & van Haaren NV	173,765	30,978,157
*	AGFA-Gevaert NV	1,285,515	5,146,406
#	Atenor	22,537	1,335,504
	Banque Nationale de Belgique	87	155,459
	Barco NV	463,511	10,438,201
	Bekaert SA	253,478	9,396,138
# * Ω	Biocartis Group NV	227,423	494,832
# *	bpost SA	355,223	2,152,295
# *	Celyad Oncology SA	42,190	85,330
	Cie d’Entreprises CFE	49,898	6,519,062
#	Deceuninck NV	480,813	1,349,149
	D’ieteren Group	191,163	30,684,081
	Econocom Group SA/NV	727,792	2,780,811
	Elia Group SA	131,492	20,930,676
	Etablissements Franz Colruyt NV	113,578	4,170,676
*	Euronav NV	1,350,857	15,631,573
	EVS Broadcast Equipment SA	69,287	1,535,895
	Exmar NV	145,690	740,660
	Fagron	300,984	5,645,795
*	Galapagos NV	178,633	10,488,111
	Gimv NV	120,857	6,935,160
*	Greenyard NV	2,890	23,743

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
#	Immobel SA	23,226	$1,675,366
	Ion Beam Applications	132,008	2,153,770
	Jensen-Group NV	20,961	725,605
*	Kinepolis Group NV	95,538	5,286,720
	Lotus Bakeries NV	1,965	11,180,029
*	MDxHealth SA	69,016	56,276
	Melexis NV	123,114	10,567,432
# *	Ontex Group NV	398,872	2,763,537
# *	Oxurion NV	128,049	135,642
*	Picanol	26,368	1,893,049
#	Proximus SADP	728,656	12,735,672
	Recticel SA	306,705	6,701,566
#	Resilux	5,872	1,456,910
	Roularta Media Group NV	19,318	389,815
	Shurgard Self Storage SA	47,481	2,747,564
	Sipef NV	38,999	2,649,475
#	Telenet Group Holding NV	238,905	7,119,942
	TER Beke SA	3,661	417,319
*	Tessenderlo Group SA	205,166	7,182,561
	Van de Velde NV	47,376	1,947,360
	VGP NV	24,591	6,396,037
	Viohalco SA	498,361	2,209,051

TOTAL BELGIUM			256,008,412

DENMARK — (5.4%)
*	ALK-Abello AS	900,060	19,633,670
	Alm Brand AS	5,801,076	10,012,452
# *	Bang & Olufsen AS	708,657	1,696,306
	BankNordik P/F	10,800	190,373
# *	Bavarian Nordic AS	457,322	8,675,791
*	Brodrene Hartmann AS	16,148	532,448
#	cBrain AS	15,860	513,369
	Chemometec AS	65,053	7,353,750
# *	Columbus AS	490,087	644,587
	D/S Norden AS	198,932	7,391,443
	Dfds AS	263,283	10,196,082
	Djurslands Bank AS	6,232	319,527
*	Drilling Co. of 1972 AS	95,675	4,771,131
	FLSmidth & Co. AS	305,288	8,368,570
	Fluegger Group AS	4,198	286,668
	GronlandsBANKEN AS	1,125	98,067
	H Lundbeck AS	255,786	5,862,143
*	H+H International A/S, Class B	131,547	3,212,682
*	Harboes Bryggeri AS, Class B	5,094	55,990
# *	ISS AS	808,990	13,278,794
	Jeudan AS	38,980	1,523,823
*	Jyske Bank AS	449,441	24,851,445
	Lan & Spar Bank	4,895	459,165
	Matas AS	287,314	3,988,479
# Ω	Netcompany Group AS	41,094	2,285,328
*	Nilfisk Holding AS	154,895	4,336,129
*	NKT AS	282,793	13,477,758
# * Ω	NNIT AS	71,567	882,845
	North Media AS	5,372	59,883
*	NTG Nordic Transport Group AS, Class A	12,197	662,279
*	Parken Sport & Entertainment AS	13,669	173,814
	Per Aarsleff Holding AS	133,444	5,121,148
	Ringkjoebing Landbobank AS	196,955	24,152,179
	Royal Unibrew AS	306,442	26,412,582

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
# *	RTX AS	54,444	$1,231,031
Ω	Scandinavian Tobacco Group AS, Class A	446,371	9,304,928
	Schouw & Co. AS	94,686	7,238,862
#	SimCorp AS	258,943	18,127,718
	Solar AS, Class B	42,476	5,037,341
	SP Group AS	1,371	65,795
	Spar Nord Bank AS	606,502	7,700,493
	Sydbank AS	461,713	15,870,394
	TCM Group AS	2,578	38,036
# *	Tivoli AS	9,878	1,247,754
	Topdanmark AS	428,065	24,021,262
# *	TORM PLC, Class A	195,257	1,918,664
	UIE PLC	10,336	3,085,214
# *	Zealand Pharma AS	220,278	2,483,639

TOTAL DENMARK			308,851,831

FINLAND — (5.0%)
#	Aktia Bank Oyj	344,733	3,495,507
#	Alandsbanken Abp, Class B	23,036	774,773
	Alma Media Oyj	133,889	1,382,545
	Anora Group Oyj	16,685	154,023
#	Apetit Oyj	21,105	278,553
	Aspo Oyj	106,324	792,551
	Atria Oyj	98,413	1,136,476
# *	BasWare Oyj	54,715	2,272,597
#	Bittium Oyj	204,447	1,161,191
	Cargotec Oyj, Class B	274,939	9,519,629
	Caverion Oyj	645,461	3,161,216
#	Citycon Oyj	452,512	3,216,263
	Digia Oyj	83,685	605,663
Ω	Enento Group Oyj	2,463	58,325
# *	Finnair Oyj	4,568,940	2,251,949
	Fiskars Oyj Abp	209,781	4,826,819
	Glaston Oyj ABP	9,217	9,522
#	Harvia Oyj	70,873	2,427,649
	HKScan Oyj, Class A	234,984	341,945
#	Huhtamaki Oyj	641,769	24,259,030
#	Ilkka-Yhtyma Oyj	58,887	281,998
#	Kamux Corp.	59,097	598,053
	Kemira Oyj	749,944	9,837,145
	Kojamo Oyj	595,561	11,847,603
*	Konecranes Oyj	411,288	11,558,732
#	Lassila & Tikanoja Oyj	214,465	2,304,354
# *	Lehto Group Oyj	159,853	65,404
	Marimekko Oyj	6,430	89,587
	Metsa Board Oyj, Class B	1,207,445	13,012,395
	Metso Outotec Oyj	361,072	3,074,511
#	Musti Group Oyj	63,219	1,487,454
	Nokian Renkaat Oyj	827,219	11,108,366
	Olvi Oyj, Class A	99,753	3,325,443
	Oriola Oyj, Class A	6,054	12,875
	Oriola Oyj, Class B	880,807	1,913,930
	Orion Oyj, Class A	143,951	5,833,328
	Orion Oyj, Class B	656,528	25,750,679
#	Outokumpu Oyj	2,426,916	11,914,353
	Pihlajalinna Oyj	77,064	923,490
#	Ponsse Oyj	71,199	2,203,284
*	QT Group Oyj	81,678	7,116,253
	Raisio Oyj, Class V	985,362	2,308,437

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Rapala VMC Oyj	116,693	$753,161
# *	Raute Oyj, Class A	1,817	24,815
	Revenio Group Oyj	138,898	6,609,222
# Ω	Rovio Entertainment Oyj	29,942	273,886
#	Sanoma Oyj	722,281	9,123,869
	Taaleri Oyj	8,120	88,418
	Talenom Oyj	7,120	78,109
	Teleste Oyj	52,966	257,182
Ω	Terveystalo Oyj	119,420	1,337,596
#	TietoEVRY Oyj	540,316	13,555,032
	Tokmanni Group Corp.	352,006	4,574,187
	Uponor Oyj	388,285	6,822,494
	Vaisala Oyj, Class A	123,353	5,696,545
	Valmet Oyj	1,121,391	30,031,725
#	Verkkokauppa.com Oyj	13,945	64,383
# *	Viking Line Abp	11,073	142,628
	Wartsila OYJ Abp	918,881	7,378,468
*	WithSecure Oyj	712,003	3,889,352
#	YIT Oyj	1,201,267	4,835,229

TOTAL FINLAND			284,230,201

FRANCE — (10.3%)
	ABC arbitrage	169,704	1,308,323
	AKWEL	68,408	1,256,065
	Albioma SA	190,542	10,128,505
# Ω	ALD SA	69,462	944,543
#	Altamir	136,094	3,750,043
	Alten SA	134,699	18,077,645
*	Amplitude Surgical SAS	19,526	55,149
	Assystem SA	60,928	2,597,033
	Atos SE	337,963	8,233,307
	Aubay	49,566	2,857,474
#	Axway Software SA	38,973	714,941
#	Bastide le Confort Medical	18,680	742,051
*	Beneteau SA	251,906	3,162,680
#	Bigben Interactive	96,926	1,455,949
	Boiron SA	37,981	1,668,214
	Bonduelle SCA	107,479	1,811,841
* ††	Bourbon Corp.	28,851	0
	Burelle SA	833	469,552
# *	Casino Guichard Perrachon SA	269,379	4,719,771
	Catana Group	16,846	138,754
# *	Catering International Services	12,144	129,415
# *	Cegedim SA	45,178	1,171,358
*	CGG SA	5,300,653	6,098,067
	Chargeurs SA	144,516	2,617,478
*	Cie des Alpes	137,830	2,131,693
#	Cie Plastic Omnium SA	408,687	6,615,713
# *	Claranova SE	66,462	233,926
*	Coface SA	754,461	9,044,689
*	DBV Technologies SA	1,382	3,608
#	Derichebourg SA	729,966	6,587,463
*	Ekinops SAS	5,333	36,407
	Electricite de Strasbourg SA	21,112	2,338,130
# * Ω	Elior Group SA	767,831	2,344,462
*	Elis SA	1,248,643	17,907,098
*	Eramet SA	77,635	10,347,352
# *	Esso SA Francaise	4,117	219,624
*	Etablissements Maurel et Prom SA	331,996	1,513,622

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Eurazeo SE	38,866	$2,986,428
#	Eutelsat Communications SA	1,398,751	15,544,888
	Exel Industries, Class A	10,459	729,691
#	Faurecia SE	784,980	17,063,870
	Fnac Darty SA	134,089	6,639,059
*	Gaumont SA	10,715	1,185,744
	Gaztransport Et Technigaz SA	153,092	18,229,970
#	GEA	2,433	230,317
# *	GL Events	58,364	1,084,718
	Groupe Crit	22,187	1,562,166
	Groupe Gorge SA	4,320	85,598
	Groupe SFPI	21,754	69,291
	Guerbet	44,662	1,164,888
#	Guillemot Corp.	2,527	35,183
*	Haulotte Group SA	73,020	292,465
	HEXAOM	15,908	501,192
*	ID Logistics Group	14,970	4,767,427
	Imerys SA	230,565	9,070,610
	Infotel SA	637	36,680
*	Innate Pharma SA	15,558	44,454
	Ipsen SA	1,135	117,658
	IPSOS	290,780	13,998,451
	Jacquet Metals SACA	92,255	1,987,391
*	JCDecaux SA	262,649	5,505,931
	Kaufman & Broad SA	123,411	3,753,260
	Korian SA	488,212	10,252,920
	Lagardere SA	270,746	7,091,294
	Laurent-Perrier	13,890	1,315,097
	Lectra	182,425	7,562,887
	Linedata Services	15,704	717,742
	LISI	119,285	2,696,880
#	LNA Sante SA	33,206	1,226,020
Ω	Maisons du Monde SA	279,624	4,768,930
	Manitou BF SA	69,984	1,587,828
	Manutan International	15,102	1,066,723
	Mersen SA	124,320	4,111,986
	Metropole Television SA	250,507	4,648,696
# *	Nacon SA	19,382	116,133
* Ω	Neoen SA	17,296	691,074
	Nexans SA	200,218	18,237,340
	Nexity SA	311,241	9,451,183
# *	Nicox	145,865	262,919
#	NRJ Group	87,189	548,602
#	Oeneo SA	128,172	1,891,114
*	OL Groupe SA	10,735	27,958
# *	Onxeo SA	48,958	20,092
	Orpea SA	45,620	1,631,476
	Pharmagest Interactive	6,149	493,844
#	Plastiques Du Val De Loire	14,341	76,816
*	Prodways Group SA	6,480	17,571
	Quadient SA	235,020	4,395,172
# *	Rallye SA	6,989	24,032
# * ††	Recylex SA	102,008	37,288
*	Rexel SA	1,917,473	39,278,782
	Robertet SA	2,898	2,689,962
	Rothschild & Co.	134,978	5,288,291
	Rubis SCA	589,788	15,686,882
	Samse SA	7,930	1,797,324
	Savencia SA	35,032	2,270,910

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	SCOR SE	650,134	$18,381,770
	Seche Environnement SA	19,700	1,529,286
	SES SA	1,495,664	13,382,472
* Ω	SMCP SA	68,883	447,596
#	Societe BIC SA	177,288	10,578,613
# *	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	2,834,105
#	Societe Marseillaise du Tunnel Prado-Carenage SA	1,333	38,061
	Societe pour l’Informatique Industrielle	53,215	2,651,590
*	SOITEC	135,169	24,213,267
# *	Solocal Group	681,417	759,129
	Somfy SA	88,735	11,827,312
	Sopra Steria Group SACA	119,777	21,227,881
	SPIE SA	880,496	20,723,375
# * Ω	SRP Groupe SA	56,827	93,219
	Stef SA	25,714	2,534,051
#	Sword Group	36,664	1,578,637
#	Synergie SE	67,143	2,589,666
*	Technip Energies NV	139,764	1,698,389
#	Television Francaise 1	405,156	3,431,341
#	TFF Group	9,347	291,415
	Thermador Groupe	37,127	3,757,782
#	Tikehau Capital SCA	22,899	528,943
	Totalenergies EP Gabon	4,026	766,592
	Trigano SA	63,127	8,133,371
*	Ubisoft Entertainment SA	88,803	4,015,043
#	Union Financiere de France BQE SA	18,515	369,106
	Valeo	358,478	6,517,528
*	Vallourec SA	478,672	5,640,283
Ω	Verallia SA	98,931	2,719,547
*	Verimatrix SA	6,175	5,997
	Vetoquinol SA	16,919	2,203,127
#	Vicat SA	139,019	4,180,444
	VIEL & Cie SA	156,945	953,143
	Vilmorin & Cie SA	35,845	1,703,088
	Virbac SA	27,634	11,157,146
*	Vranken-Pommery Monopole SA	16,787	306,755
	Wavestone	6,689	351,811
* Ω	X-Fab Silicon Foundries SE	154,440	1,093,347
*	Xilam Animation SA	415	17,634

TOTAL FRANCE			587,332,905

GERMANY — (14.7%)
	1&1 AG	242,987	5,120,528
	7C Solarparken AG	62,532	290,216
	Aareal Bank AG	523,741	17,845,827
	Adesso SE	5,965	1,169,130
# Ω	ADLER Group SA	14,952	113,897
# *	ADVA Optical Networking SE	394,342	5,352,609
	AIXTRON SE	343,501	8,806,249
	All for One Group SE	4,503	298,824
	Allgeier SE	55,270	2,486,513
	Amadeus Fire AG	6,819	954,423
	Atoss Software AG	15,711	2,282,875
	Aurubis AG	293,633	33,368,273
	Basler AG	36,052	4,034,118
# *	Bauer AG	99,166	938,990
	BayWa AG	105,190	5,016,290
	BayWa AG	124	9,019
	Bechtle AG	13,254	612,464

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
Ω	Befesa SA	36,917	$2,305,503
	Bertrandt AG	38,940	1,809,018
#	bet-at-home.com AG	22,014	342,411
# *	Bijou Brigitte AG	23,422	547,106
	Bilfinger SE	207,655	8,357,576
# *	Borussia Dortmund GmbH & Co. KGaA	672,687	2,634,617
	CANCOM SE	255,163	12,321,176
#	CECONOMY AG	1,172,018	4,015,542
	CENIT AG	54,144	849,716
	Cewe Stiftung & Co. KGAA	45,666	4,168,282
*	Commerzbank AG	1,908,438	12,458,904
	CompuGroup Medical SE & Co. KgaA	194,202	10,380,660
# *	Corestate Capital Holding SA	89,069	772,186
	CropEnergies AG	181,742	2,357,284
*	CTS Eventim AG & Co. KGaA	11,075	760,144
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	690,450
	Dermapharm Holding SE	77,603	4,387,718
	Deutsche Beteiligungs AG	115,972	3,603,981
#	Deutsche EuroShop AG	338,626	5,610,452
Ω	Deutsche Pfandbriefbank AG	1,147,894	14,446,979
	Deutz AG	1,031,351	4,571,135
	DIC Asset AG	383,365	5,363,242
	DMG Mori AG	6,543	287,311
	Dr Hoenle AG	35,520	944,078
	Draegerwerk AG & Co. KGaA	20,476	938,986
	Duerr AG	397,547	10,332,144
	Eckert & Ziegler Strahlen- und Medizintechnik AG	119,131	5,978,114
*	EDAG Engineering Group AG	51,353	635,414
	Elmos Semiconductor SE	4,439	221,351
*	ElringKlinger AG	212,219	1,759,361
	Encavis AG	423,224	9,239,253
	Energiekontor AG	10,794	1,031,111
	Fabasoft AG	509	12,889
	Fielmann AG	149,679	7,566,565
	First Sensor AG	1,840	96,969
# *	flatexDEGIRO AG	38,179	652,081
*	Francotyp-Postalia Holding AG, Class A	2,661	8,119
*	Fraport AG Frankfurt Airport Services Worldwide	197,678	10,563,773
	Freenet AG	1,033,574	28,597,160
	Fuchs Petrolub SE	110,216	2,937,650
	GEA Group AG	727,334	28,312,527
	Gerresheimer AG	243,919	16,943,182
*	Gesco AG	55,404	1,438,148
	GFT Technologies SE	170,750	6,782,276
# *	Global Fashion Group SA	76,275	145,239
	Grand City Properties SA	774,358	13,671,332
	GRENKE AG	9,184	242,275
*	H&R GmbH & Co. KGaA	71,674	460,542
	Hamburger Hafen und Logistik AG	191,371	3,114,284
	Hawesko Holding AG	313	16,446
# *	Heidelberger Druckmaschinen AG	1,884,249	4,163,005
	Hensoldt AG	12,230	340,593
*	Highlight Communications AG	98,406	389,193
	Hornbach Holding AG & Co. KGaA	55,251	6,613,749
	Hugo Boss AG	437,223	24,520,732
*	Hypoport SE	7,011	1,938,217
	Indus Holding AG	138,578	3,942,252
Ω	Instone Real Estate Group SE	36,903	566,536
	IVU Traffic Technologies AG	47,758	895,416

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Jenoptik AG	407,916	$11,466,035
Ω	JOST Werke AG	7,084	274,005
*	K+S AG	1,430,163	48,036,292
*	Kloeckner & Co. SE	521,683	6,720,190
*	Koenig & Bauer AG	97,502	1,903,034
	Krones AG	113,076	8,731,003
	KSB SE & Co. KGaA	3,293	1,579,306
	KWS Saat SE & Co. KGaA	83,735	6,179,042
	Lanxess AG	588,462	22,747,624
	Leifheit AG	60,643	1,409,250
# *	Leoni AG	215,274	2,000,252
# *	Manz AG	28,275	1,152,576
*	Mediclin AG	82,946	331,261
*	Medigene AG	116,971	365,531
*	METRO AG	669,522	5,881,046
	MLP SE	440,536	3,113,543
*	Multitude SE	39,731	137,658
*	Nagarro SE	61,707	8,676,131
	New Work SE	20,199	3,440,625
	Nexus AG	97,632	4,761,215
*	Nordex SE	718,142	10,364,307
	Norma Group SE	230,575	5,688,251
	OHB SE	37,995	1,342,977
	Patrizia AG	348,340	5,958,393
	Pfeiffer Vacuum Technology AG	48,041	8,552,041
	PNE AG	491,579	6,244,086
*	Progress-Werk Oberkirch AG	8,558	282,122
	ProSiebenSat.1 Media SE	1,363,524	15,688,410
	PSI Software AG	68,616	2,602,944
*	PVA TePla AG	82,910	2,046,429
# *	q.beyond AG	785,304	1,221,519
*	R Stahl AG	14,952	232,979
	Rheinmetall AG	273,843	61,730,803
#	S&T AG	346,499	5,857,970
*	SAF-Holland SE	345,326	2,624,585
*	Salzgitter AG	270,003	11,207,696
	Schloss Wachenheim AG	6,929	136,587
# Ω	Scout24 SE	148,816	9,412,359
	Secunet Security Networks AG	8,270	3,501,397
*	SGL Carbon SE	334,832	1,838,442
	Siltronic AG	146,283	13,737,305
*	Sixt SE	98,199	12,767,087
#	SMA Solar Technology AG	59,742	2,718,787
# *	SNP Schneider-Neureither & Partner SE	3,170	99,274
	Softing AG	14,914	98,432
	Software AG	392,817	12,090,816
	Stabilus SE	175,068	8,245,938
	STRATEC SE	32,676	3,698,468
	Stroeer SE & Co. KGaA	198,771	11,891,768
	Suedzucker AG	526,208	6,853,132
# *	SUESS MicroTec SE	148,771	2,307,396
	Surteco Group SE	47,139	1,497,698
	TAG Immobilien AG	1,009,676	20,178,819
	Takkt AG	250,308	4,044,083
# * Ω	TeamViewer AG	280,214	3,362,305
	Technotrans SE	46,673	1,158,028
*	thyssenkrupp AG	1,602,126	12,286,751
	Traffic Systems SE	36,767	1,190,712
# *	va-Q-tec AG	2,370	41,636

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Varta AG	24,311	$2,274,678
	VERBIO Vereinigte BioEnergie AG	173,398	12,287,740
*	Vitesco Technologies Group AG, Class A	2,318	93,155
	Vossloh AG	76,106	2,903,324
	Wacker Chemie AG	41,464	6,579,011
	Wacker Neuson SE	227,890	4,731,487
	Washtec AG	85,689	4,674,417
# *	Westwing Group SE	41,567	472,712
	Wuestenrot & Wuerttembergische AG	117,007	2,207,028
	Zeal Network SE	53,966	2,099,188

TOTAL GERMANY			839,783,691

GREECE — (0.0%)
* ††	Alfa Alfa Energy SA	3,810	0
* ††	Neorion Holdings SA	14,991	0

IRELAND — (1.1%)
	AIB Group PLC	966,363	2,099,071
*	Bank of Ireland Group PLC	6,339,548	38,422,137
	Cairn Homes PLC	1,876,315	2,262,555
*	Dalata Hotel Group PLC	221,959	1,013,831
*	Datalex PLC	122,186	98,173
	FBD Holdings PLC	142,812	1,526,211
	Glanbia PLC	1,139,597	13,719,769
* Ω	Glenveagh Properties PLC	812,200	980,106
*	Irish Continental Group PLC	820,853	3,265,400
*	Permanent TSB Group Holdings PLC	268,168	421,964

TOTAL IRELAND			63,809,217

ISRAEL — (4.2%)
#	Adgar Investment & Development Ltd.	59,769	135,214
	Afcon Holdings Ltd.	3,064	176,083
#	AFI Properties Ltd.	109,219	6,576,488
	Africa Israel Residences Ltd.	5,430	381,381
*	Airport City Ltd.	262,978	5,854,605
*	Albaad Massuot Yitzhak Ltd.	2,031	17,263
# *	Allot Ltd.	189,485	1,101,105
#	Alrov Properties & Lodgings Ltd.	49,832	3,249,911
#	Arad Ltd.	22,989	321,316
	Ashtrom Group Ltd.	196,741	5,486,361
	Atreyu Capital Markets Ltd.	4,320	90,250
#	AudioCodes Ltd.	39,625	922,693
#	Aura Investments Ltd.	121,776	261,743
	Automatic Bank Services Ltd.	3,976	24,240
# *	Avgol Industries 1953 Ltd.	468,925	332,872
	Azorim-Investment Development & Construction Co. Ltd.	575,905	2,976,127
# *	Bet Shemesh Engines Holdings 1997 Ltd.	30,236	886,126
	Blue Square Real Estate Ltd.	37,333	3,335,527
# *	Brack Capital Properties NV	18,347	2,832,499
*	Brainsway Ltd.	17,217	64,503
*	Camtek Ltd.	41,456	1,220,102
	Carasso Motors Ltd.	132,164	853,079
*	Cellcom Israel Ltd.	497,683	2,887,054
*	Ceragon Networks Ltd.	266,244	508,526
*	Clal Insurance Enterprises Holdings Ltd.	319,491	7,081,744
*	Compugen Ltd.	113,943	256,542
	Danel Adir Yeoshua Ltd.	24,002	3,784,128
#	Delek Automotive Systems Ltd.	256,073	3,644,093

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
# *	Delek Group Ltd.	49,000	$8,102,208
	Delta Galil Industries Ltd.	75,453	5,028,423
	Dor Alon Energy in Israel 1988 Ltd.	17,532	711,929
	Duniec Brothers Ltd.	1,134	72,888
#	Electra Consumer Products 1970 Ltd.	49,633	2,801,968
	Electra Ltd.	11,587	7,951,012
	Electra Real Estate Ltd.	35,882	601,598
# *	Ellomay Capital Ltd.	2,597	65,791
#	Energix-Renewable Energies Ltd.	299,897	1,016,048
# *	Enlight Renewable Energy Ltd.	3,357,939	7,204,265
*	Equital Ltd.	117,510	4,792,836
# *	Fattal Holdings 1998 Ltd.	9,745	1,405,552
	FMS Enterprises Migun Ltd.	19,186	665,510
	Formula Systems 1985 Ltd.	63,943	6,187,533
	Formula Systems 1985 Ltd., Sponsored ADR	640	62,086
#	Fox Wizel Ltd.	59,658	8,771,532
	Gav-Yam Lands Corp. Ltd.	423,939	4,666,010
*	Gilat Satellite Networks Ltd.	236,247	1,728,036
	Harel Insurance Investments & Financial Services Ltd.	747,052	9,156,529
	Hilan Ltd.	106,788	6,206,977
	IDI Insurance Co. Ltd.	46,650	1,544,132
	IES Holdings Ltd.	322	32,787
	Ilex Medical Ltd.	2,597	105,680
#	Infinya Ltd.	21,885	2,001,992
#	Inrom Construction Industries Ltd.	359,755	1,553,472
	Isracard Ltd.	124,943	628,771
	Israel Canada T.R Ltd.	213,345	1,054,831
	Israel Land Development - Urban Renewal Ltd.	56,725	1,029,441
	Isras Investment Co. Ltd.	5,893	1,436,349
# *	Issta Lines Ltd.	14,516	531,762
# *	Kamada Ltd.	212,977	1,142,803
#	Kenon Holdings Ltd.	138,521	7,911,247
	Kerur Holdings Ltd.	33,018	832,010
	Klil Industries Ltd.	5,696	471,274
	M Yochananof & Sons Ltd.	1,503	89,765
	Magic Software Enterprises Ltd.	152,541	2,625,769
	Malam - Team Ltd.	8,734	251,153
	Matrix IT Ltd.	233,856	5,893,113
#	Maytronics Ltd.	188,181	3,341,305
#	Mediterranean Towers Ltd.	434,044	1,369,954
#	Mega Or Holdings Ltd.	82,559	3,143,651
*	Mehadrin Ltd.	1,666	90,093
#	Meitav Dash Investments Ltd.	132,413	753,015
*	Menora Mivtachim Holdings Ltd.	186,995	4,667,840
	Migdal Insurance & Financial Holdings Ltd.	2,643,267	4,459,856
	Mivtach Shamir Holdings Ltd.	27,751	896,718
	Mizrahi Tefahot Bank Ltd.	1	39
# *	Naphtha Israel Petroleum Corp. Ltd.	244,337	1,941,498
	Nawi Brothers Ltd.	66,956	591,258
*	Neto Malinda Trading Ltd.	3,035	154,700
	Neto ME Holdings Ltd.	10,872	834,578
*	Nova Ltd.	60,103	5,763,560
	Novolog Ltd.	121,173	122,809
*	NR Spuntech Industries Ltd.	76,176	135,873
*	Oil Refineries Ltd.	12,221,339	5,439,349
	One Software Technologies Ltd.	40,268	663,433
# *	OPC Energy Ltd.	125,361	1,378,151
*	Partner Communications Co. Ltd.	847,565	6,723,387
*	Paz Oil Co. Ltd.	61,942	9,600,067

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Perion Network Ltd.	94,435	$2,019,123
	Plasson Industries Ltd.	21,191	1,243,119
#	Prashkovsky Investments & Construction Ltd.	4,018	157,721
*	Priortech Ltd.	4,026	106,805
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	52,258	3,961,728
	Scope Metals Group Ltd.	47,147	2,398,242
*	Shikun & Binui Ltd.	31,710	186,945
	Shufersal Ltd.	465,772	3,918,819
	Summit Real Estate Holdings Ltd.	222,691	5,231,601
	Suny Cellular Communication Ltd.	312,529	177,944
	Tadiran Group Ltd.	16,616	2,691,261
	Tel Aviv Stock Exchange Ltd.	21,464	101,367
*	Tera Light Ltd.	171,919	345,611
	Tiv Taam Holdings 1 Ltd.	21,439	56,511
#	Victory Supermarket Chain Ltd.	4,357	68,729
	YH Dimri Construction & Development Ltd.	18,178	1,632,236

TOTAL ISRAEL			237,965,553

ITALY — (8.1%)
	A2A SpA	11,363,154	19,414,600
	ACEA SpA	384,689	6,598,903
*	Aeffe SpA	177,250	324,274
Ω	Anima Holding SpA	2,199,251	10,716,372
*	Aquafil SpA	83,333	529,727
*	Arnoldo Mondadori Editore SpA	1,084,460	2,221,300
#	Ascopiave SpA	477,634	1,765,207
	Autostrade Meridionali SpA	3,917	154,761
	Avio SpA	110,432	1,312,003
	Azimut Holding SpA	828,739	17,590,709
#	Banca Generali SpA	469,036	15,506,860
	Banca IFIS SpA	245,110	4,451,026
	Banca Mediolanum SpA	639,790	4,644,454
*	Banca Monte dei Paschi di Siena SpA	213,039	179,507
	Banca Popolare di Sondrio SpA	3,233,196	12,840,445
	Banca Profilo SpA	1,711,765	411,629
# Ω	Banca Sistema SpA	414,926	883,061
#	Banco BPM SpA	10,236,702	32,252,741
	Banco di Desio e della Brianza SpA	241,954	771,599
	Be Shaping The Future SpA	533,191	1,891,406
Ω	BFF Bank SpA	898,742	5,604,202
*	Biesse SpA	11,036	172,170
	BPER Banca	7,414,242	12,386,203
	Brembo SpA	853,392	8,541,410
*	Brunello Cucinelli SpA	249,424	12,766,419
	Buzzi Unicem SpA	658,064	12,186,487
	Cairo Communication SpA	576,511	1,365,214
Ω	Carel Industries SpA	28,172	677,865
	Cementir Holding NV	355,007	2,471,257
# *	CIR SpA-Compagnie Industriali	2,318,947	1,004,762
	Credito Emiliano SpA	616,798	3,768,105
# *	d’Amico International Shipping SA	1,821,713	246,060
	Danieli & C Officine Meccaniche SpA	79,588	1,245,011
#	Danieli & C Officine Meccaniche SpA	102,606	2,184,399
	De’ Longhi SpA	398,689	9,668,102
	DeA Capital SpA	697,876	943,489
#	Digital Bros SpA	37,586	954,736
Ω	doValue SpA	37,076	315,249
*	Elica SpA	166,709	590,444
	Emak SpA	565,182	842,042

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
* Ω	Enav SpA	327,231	$1,510,652
	ERG SpA	402,758	13,877,327
#	Esprinet SpA	258,287	2,385,546
# *	Eurotech SpA	207,209	751,108
	Fila SpA	142,640	1,418,742
# *	Fincantieri SpA	3,504,948	2,137,921
# * ††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	792,542
	Gefran SpA	35,925	353,235
# *	Geox SpA	356,231	307,786
	GPI SpA	12,436	169,695
	Gruppo MutuiOnline SpA	172,390	5,279,004
	Hera SpA	5,756,195	21,468,258
*	IMMSI SpA	1,372,199	638,704
*	Intek Group SpA	1,885,608	1,085,984
	Iren SpA	4,698,234	12,144,620
	Italgas SpA	3,601,793	23,320,427
	Italmobiliare SpA	76,857	2,434,896
*	IVS Group SA	58,424	304,877
# *	Juventus Football Club SpA	5,695,740	1,848,662
*	Leonardo SpA	2,772,782	28,535,775
	LU-VE SpA	5,064	114,290
#	Maire Tecnimont SpA	1,272,373	3,727,029
# * ††	Mariella Burani Fashion Group SpA	22,744	0
# *	MFE-MediaForEurope NV, Class A	3,502,151	2,138,472
#	MFE-MediaForEurope NV, Class B	3,488,926	3,213,165
*	Newlat Food SpA	12,794	80,018
	Openjobmetis SpA agenzia per il lavoro	63,025	695,106
	Orsero SpA	3,722	48,440
* Ω	OVS SpA	1,732,207	3,304,802
	Pharmanutra SpA	1,655	112,050
	Piaggio & CSpA	1,286,689	3,208,444
Ω	Pirelli & C SpA	2,578,872	12,780,901
# *	Prima Industrie SpA	32,067	539,907
Ω	RAI Way SpA	612,759	3,602,672
	Reply SpA	149,207	21,965,824
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	742,785
#	Sabaf SpA	63,964	1,641,318
#	SAES Getters SpA	900	20,922
*	Safilo Group SpA	57,694	95,718
# *	Saipem SpA	3,496,778	3,957,484
# *	Salvatore Ferragamo SpA	153,656	2,670,638
	Sanlorenzo SpA/Ameglia	1,335	47,207
*	Saras SpA	4,069,515	3,787,559
*	Servizi Italia SpA	22,510	42,052
	Sesa SpA	57,487	8,310,777
# *	Sogefi SpA	411,547	371,522
	SOL SpA	220,103	3,867,835
*	Spaxs SpA	194,805	2,527,665
	Tamburi Investment Partners SpA	858,326	7,819,704
# Ω	Technogym SpA	818,967	6,181,504
# *	Tesmec SpA	313,747	43,931
	Tinexta SpA	138,460	3,463,911
# *	Tiscali SpA	2,577,711	31,014
*	Tod’s SpA	77,488	3,062,713
	TXT e-solutions SpA	65,215	670,249
# Ω	Unieuro SpA	145,452	2,428,612
	Unipol Gruppo SpA	3,175,802	17,316,438
	UnipolSai Assicurazioni SpA	42,994	120,935

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Webuild SpA	1,282,257	$2,180,057
	Wiit SpA	16,791	448,567
	Zignago Vetro SpA	181,037	2,219,977

TOTAL ITALY			462,762,185

NETHERLANDS — (6.1%)
	Aalberts NV	694,377	33,741,363
*	Accell Group NV	132,989	8,033,732
*	AFC Ajax NV	13,955	190,126
# * Ω	Alfen Beheer BV	24,811	2,231,339
	AMG Advanced Metallurgical Group NV	197,518	7,723,336
*	Amsterdam Commodities NV	30,979	827,279
	APERAM SA	323,062	12,469,378
	Arcadis NV	537,224	22,414,987
	ASR Nederland NV	898,464	40,834,000
*	Avantium NV	2,230	8,061
Ω	B&S Group Sarl	10,048	73,973
# * Ω	Basic-Fit NV	287,582	12,048,876
#	BE Semiconductor Industries NV	405,420	24,713,849
# *	Beter Bed Holding NV	27,380	143,644
	Boskalis Westminster	476,878	16,562,112
	Brunel International NV	155,477	1,806,566
	Corbion NV	390,827	13,550,071
# Ω	Flow Traders	225,384	7,357,845
#	ForFarmers NV	214,677	658,612
*	Fugro NV	504,793	6,183,886
	Heijmans NV	156,398	2,147,995
*	Hunter Douglas NV	3,727	681,542
* Ω	Intertrust NV	472,154	9,742,971
	Kendrion NV	97,269	1,851,657
*	Koninklijke BAM Groep NV	1,821,442	5,041,457
	Koninklijke Vopak NV	286,311	7,698,828
* Ω	Lucas Bols NV	23,064	254,675
	Nedap NV	33,400	2,219,453
*	OCI NV	554,235	21,001,359
	Ordina NV	637,656	2,916,625
# *	Pharming Group NV	273,983	224,335
#	PostNL NV	3,227,745	10,576,562
	SBM Offshore NV	1,050,102	15,217,176
#	SIF Holding NV	34,182	389,089
Ω	Signify NV	711,679	30,109,420
*	Sligro Food Group NV	166,461	3,907,041
# * ††	SNS NV	705,718	0
#	TKH Group NV	274,990	13,485,566
# *	TomTom NV	464,278	4,008,408
	Van Lanschot Kempen NV	152,154	3,962,324
*	Vivoryon Therapeutics NV	5,400	52,043

TOTAL NETHERLANDS			347,061,561

NORWAY — (2.2%)
	2020 Bulkers Ltd.	59,850	763,737
	ABG Sundal Collier Holding ASA	2,462,689	1,871,639
# *	Akastor ASA	781,213	678,122
#	Aker Solutions ASA	1,831,564	6,328,698
	American Shipping Co. ASA	245,710	848,969
*	ArcticZymes Technologies ASA	44,887	410,804
*	Asetek AS	19,672	55,147
	Atea ASA	364,170	4,339,342

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
# *	Atlantic Sapphire ASA	67,633	$188,273
# *	Axactor SE	946,461	614,718
	B2Holding ASA	1,436,002	1,357,233
	Belships ASA	194,272	411,027
# *	Bergenbio ASA	24,722	47,072
	Bonheur ASA	146,347	5,442,157
# *	Borr Drilling Ltd.	52,360	211,036
	Borregaard ASA	502,221	9,579,802
	Bouvet ASA	29,261	215,232
*	BW Energy Ltd.	306,693	892,707
Ω	BW LPG Ltd.	648,398	4,077,306
	BW Offshore Ltd.	753,331	2,166,601
* Ω	Crayon Group Holding ASA	135,355	1,990,993
	DNO ASA	3,178,428	4,818,319
Ω	Elmera Group ASA	51,884	117,086
Ω	Europris ASA	1,169,259	5,941,318
#	FLEX LNG Ltd.	215,511	6,070,829
# *	Frontline Ltd.	609,442	5,047,493
	Golden Ocean Group Ltd.	394,981	4,917,169
# *	Grieg Seafood ASA	344,872	5,137,894
*	Hafnia Ltd.	15,427	45,362
# *	Hexagon Composites ASA	694,065	2,743,448
	Hunter Group ASA	115,742	37,859
# *	IDEX Biometrics ASA	1,011,211	155,530
# Ω	Kid ASA	16,723	188,110
#	Kitron ASA	342,728	668,656
	Komplett Bank ASA	33,724	25,798
# *	Kongsberg Automotive ASA	4,935,678	1,292,455
*	Magnora ASA	21,656	43,534
	Medistim ASA	977	26,396
	MPC Container Ships ASA	1,700,416	5,061,255
# Ω	Multiconsult ASA	2,534	39,474
# *	Next Biometrics Group AS	167,317	100,644
# *	Nordic Nanovector ASA	376,386	571,065
* Ω	Norske Skog ASA	180,424	988,872
#	Norway Royal Salmon ASA	93,951	2,464,006
*	Norwegian Energy Co. ASA	2,292	85,157
*	NRC Group ASA	19,066	38,024
*	Odfjell Drilling Ltd.	586,600	1,504,596
*	Odfjell SE, Class A	137,586	673,585
*	Odfjell Technology Ltd.	97,767	235,678
*	OKEA ASA	7,981	30,030
Ω	Okeanis Eco Tankers Corp.	6,274	63,385
	Olav Thon Eiendomsselskap ASA	91,864	1,856,540
*	Otello Corp. ASA	2,772	7,968
	Pareto Bank ASA	21,180	122,763
# *	PGS ASA	2,078,421	793,350
*	PhotoCure ASA	6,248	77,194
# * Ω	poLight ASA	920	14,904
	Protector Forsikring ASA	438,078	4,974,712
*	Q-Free ASA	32,883	25,897
# *	REC Silicon ASA	2,124,715	3,656,328
*	SATS ASA	57,235	107,438
#	Selvaag Bolig ASA	309,083	1,460,200
*	Solstad Offshore ASA	11,058	17,245
	Sparebank 1 Oestlandet	11,657	170,578
	SpareBank 1 Sorost-Norge	1,788	11,078
	Stolt-Nielsen Ltd.	195,297	3,527,783
*	Tekna Holding AS	114	163

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	TGS ASA	286,682	$4,422,578
	Treasure ASA	316,195	548,764
*	Ultimovacs ASA	18,337	148,354
	Veidekke ASA	640,408	8,292,409
*	Volue ASA	168	716
	Wallenius Wilhelmsen ASA	419,921	2,635,751
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,668,207
Ω	XXL ASA	787,885	824,157

TOTAL NORWAY			126,988,719

PORTUGAL — (0.9%)
	Altri SGPS SA	520,559	3,454,803
*	Banco Comercial Portugues SA, Class R	49,865,890	7,708,730
* ††	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	103,321	1,068,857
#	CTT-Correios de Portugal SA	745,659	3,370,407
*	Greenvolt-Energias Renovaveis SA	9,769	72,899
*	Ibersol SGPS SA	52,494	308,469
# *	Mota-Engil SGPS SA	641,747	859,933
	Navigator Co. SA	1,798,509	7,377,872
	NOS SGPS SA	1,539,280	6,509,300
# *	Novabase SGPS SA	72,649	390,997
	REN - Redes Energeticas Nacionais SGPS SA	2,960,295	9,023,333
	Sonae SGPS SA	6,962,591	7,516,734

TOTAL PORTUGAL			47,662,334

SPAIN — (5.5%)
	Acciona SA	74,820	14,645,821
	Acerinox SA	1,064,577	11,209,170
# * ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	24,946	583,553
	Alantra Partners SA	70,997	1,167,187
	Almirall SA	464,769	6,037,829
*	Amper SA	6,472,211	1,765,405
	Applus Services SA	911,802	7,112,909
	Atresmedia Corp. de Medios de Comunicacion SA	548,224	2,097,140
	Azkoyen SA	67,253	391,019
	Banco de Sabadell SA	37,317,194	28,960,910
	Bankinter SA	4,375,395	25,748,650
# * ††	Caja de Ahorros del Mediterraneo	116,412	0
#	Cia de Distribucion Integral Logista Holdings SA	409,461	7,544,496
	CIE Automotive SA	381,733	8,322,482
#	Construcciones y Auxiliar de Ferrocarriles SA	129,981	3,985,235
# *	Deoleo SA	37,749	13,633
*	Distribuidora Internacional de Alimentacion SA	3,729,910	51,075
#	Ebro Foods SA	526,136	9,459,733
*	eDreams ODIGEO SA	427,530	3,436,529
	Elecnor SA	200,108	2,360,618
#	Enagas SA	1,384,738	29,941,750
*	Ence Energia y Celulosa SA	979,259	3,668,275
*	Ercros SA	643,000	2,204,934
	Faes Farma SA	2,107,905	8,844,665
	Fluidra SA	367,354	9,942,136
	Fomento de Construcciones y Contratas SA	363,290	4,150,143
Ω	Gestamp Automocion SA	757,499	2,474,356
Ω	Global Dominion Access SA	695,411	2,875,375
	Grupo Catalana Occidente SA	270,353	7,787,449
#	Grupo Empresarial San Jose SA	151,317	643,114

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
# *	Grupo Ezentis SA	1,629,459	$256,603
	Iberpapel Gestion SA	47,911	801,517
*	Indra Sistemas SA	954,956	9,731,572
#	Laboratorio Reig Jofre SA	14,659	44,518
	Laboratorios Farmaceuticos Rovi SA	120,922	8,256,698
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,862,215	5,548,518
#	Mapfre SA	1,832,552	3,344,146
*	Mediaset Espana Comunicacion SA	1,094,655	4,898,549
*	Melia Hotels International SA	777,775	6,432,446
# Ω	Metrovacesa SA	33,007	263,565
	Miquel y Costas & Miquel SA	193,707	2,565,394
* Ω	Neinor Homes SA	77,372	876,556
*	Obrascon Huarte Lain SA	1,361,871	1,173,249
# *	Oryzon Genomics SA	35,547	86,553
	Pharma Mar SA	7,078	541,770
	Prim SA	40,283	594,521
*	Promotora de Informaciones SA, Class A	1,330,083	883,277
# Ω	Prosegur Cash SA	265,268	196,703
#	Prosegur Cia de Seguridad SA	1,470,440	3,043,287
*	Realia Business SA	1,667,905	1,554,431
	Renta 4 Banco SA	442	4,623
	Sacyr SA	2,840,800	7,652,009
*	Solaria Energia y Medio Ambiente SA	494,183	10,966,241
Ω	Talgo SA	587,102	2,371,991
	Talgo SA	11,511	46,995
# *	Tecnicas Reunidas SA	188,993	1,565,077
# *	Tubacex SA	738,150	1,609,244
# *	Tubos Reunidos SA	34,204	12,300
Ω	Unicaja Banco SA	7,951,463	7,490,193
	Vidrala SA	124,375	8,912,172
	Viscofan SA	273,196	15,081,593
*	Vocento SA	352,577	360,577

TOTAL SPAIN			314,592,479

SWEDEN — (6.9%)
Ω	AcadeMedia AB	441,853	2,494,325
	AddLife AB, Class B	80,218	1,772,421
	AddNode Group AB	99,115	4,189,944
#	AFRY AB	283,371	4,697,624
Ω	Alimak Group AB	254,539	2,686,069
	Alligo AB, Class B	137,415	1,573,856
Ω	Ambea AB	166,767	846,466
*	Annehem Fastigheter AB, Class B	132,805	361,897
#	AQ Group AB	1,510	43,072
*	Arise AB	87,001	490,222
	Arjo AB, Class B	1,033,502	7,758,348
	Atrium Ljungberg AB, Class B	245,262	4,010,480
* Ω	Attendo AB	733,120	1,982,550
*	Balco Group AB	979	10,250
	BE Group AB	3,385	55,128
	Beijer Alma AB	299,014	6,220,084
# *	Beijer Electronics Group AB	93,898	620,302
	Bergman & Beving AB	199,982	2,565,431
	Bergs Timber AB, Class B	62,277	38,938
	Besqab AB	21,962	346,683
	Betsson AB, Class B	884,562	5,433,800
# *	Better Collective AS	71,367	1,100,001
# *	BHG Group AB	351,076	2,417,268
	Bilia AB, Class A	590,329	8,186,626

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	BioGaia AB, Class B	49,858	$3,134,950
	Biotage AB	419,797	8,696,101
	Bjorn Borg AB	13,009	60,348
	Bonava AB, Class B	526,974	2,558,204
# * Ω	Boozt AB	212,829	2,234,802
Ω	Bravida Holding AB	793,931	8,139,070
	Bufab AB	232,909	7,726,828
#	Bulten AB	115,761	810,148
	Bure Equity AB	321,431	7,579,850
	Byggmax Group AB	443,719	3,412,507
# *	Calliditas Therapeutics AB, Class B	100,571	758,778
*	Careium AB	149,193	218,324
#	Catella AB	33,547	131,386
	Catena AB	177,527	9,267,798
# *	Catena Media PLC	330,046	1,389,107
# *	Cavotec SA	79,682	112,310
	Cellavision AB	26,744	839,692
	Clas Ohlson AB, Class B	262,871	2,984,374
	Cloetta AB, Class B	1,814,436	4,585,140
*	Collector AB	274,588	1,197,893
	Concentric AB	354,479	6,923,184
Ω	Coor Service Management Holding AB	360,247	3,266,155
	Corem Property Group AB, Class B	4,350,002	9,210,408
	Dios Fastigheter AB	782,260	6,984,720
# *	Doro AB	162,545	360,554
*	Duni AB	215,342	1,970,671
# Ω	Dustin Group AB	523,446	3,761,118
	Eastnine AB	126,421	1,242,033
	Elanders AB, Class B	66,195	999,841
#	Electrolux Professional AB, Class B	349,772	1,960,537
* Ω	Eltel AB	206,068	242,358
*	Enea AB	104,284	1,239,442
#	Eolus Vind AB, Class B	35,068	370,950
	eWork Group AB	32,666	391,958
	Fagerhult AB	300,931	1,510,347
	FastPartner AB, Class A	1,130	9,488
	FastPartner AB, Class D	35	292
#	Fenix Outdoor International AG	19,605	1,747,906
	Ferronordic AB	7,307	33,505
# *	Fingerprint Cards AB, Class B	386,234	444,845
	G5 Entertainment AB	35,644	673,018
	GARO AB	6,571	98,346
*	GHP Specialty Care AB	41,172	146,607
	Granges AB	828,365	6,803,257
# *	Haldex AB	383,964	1,577,841
#	Heba Fastighets AB, Class B	134,907	1,731,669
#	Hexatronic Group AB	74,697	3,160,291
	HMS Networks AB	149,627	6,124,209
# * Ω	Hoist Finance AB	443,037	1,365,057
*	Humana AB	126,275	662,803
*	IAR Systems Group AB	1,213	13,554
*	Immunovia AB	8,077	26,461
#	Instalco AB	482,045	2,975,121
*	International Petroleum Corp.	266,599	2,561,287
#	INVISIO AB	555	9,837
	Inwido AB	455,135	6,283,529
	JM AB	438,089	10,117,715
# *	John Mattson Fastighetsforetagen AB	8,700	135,541
	Karnov Group AB	34,072	230,514

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	K-fast Holding AB	9,734	$44,594
#	Kindred Group PLC	554,405	4,860,685
	KNOW IT AB	199,430	6,142,285
	Lagercrantz Group AB, Class B	1,422,449	14,480,272
Ω	LeoVegas AB	558,727	2,396,251
	Lime Technologies AB	9,545	268,459
	Lindab International AB	646,372	15,075,825
#	Loomis AB	380,818	9,488,358
# *	Maha Energy AB	101,739	196,998
*	Medcap AB	6,064	89,681
*	Mekonomen AB	299,806	3,455,153
	Midsona AB, Class B	8,545	21,992
# *	Millicom International Cellular SA	28,674	646,448
	MIPS AB	55,692	3,955,213
*	Modern Times Group MTG AB, Class B	557,563	5,896,713
# *	Momentum Group AB	137,415	1,046,764
Ω	Munters Group AB	73,590	439,630
	Mycronic AB	438,731	7,672,336
	NCAB Group AB	48,732	306,431
	NCC AB, Class B	333,182	4,128,220
#	Nederman Holding AB	31,174	524,535
*	Nelly Group AB	47,409	90,414
*	Net Insight AB, Class B	2,381,180	973,595
	New Wave Group AB, Class B	426,925	7,454,334
	Nobia AB	896,177	3,517,032
	Nolato AB, Class B	1,482,789	10,262,943
	Nordic Waterproofing Holding AB	70,179	1,285,567
*	Note AB	45,746	947,731
#	NP3 Fastigheter AB	169,215	4,702,527
	Nyfosa AB	1,250,190	13,779,135
	OEM International AB, Class B	143,694	2,219,346
* Ω	Oncopeptides AB	38,454	32,221
*	Ovzon AB	1,938	9,607
# *	Pandox AB	337,956	4,708,553
	Platzer Fastigheter Holding AB, Class B	250,352	2,542,757
	Prevas AB, Class B	2,947	37,834
#	Pricer AB, Class B	892,974	1,419,626
	Proact IT Group AB	186,907	1,359,960
	Ratos AB, Class B	1,581,770	8,070,272
*	RaySearch Laboratories AB	160,684	705,057
	Rejlers AB	948	14,588
# Ω	Resurs Holding AB	1,040,265	3,025,804
	Rottneros AB	672,020	909,636
#	Scandi Standard AB	397,762	1,563,863
* Ω	Scandic Hotels Group AB	839,511	3,230,843
# *	Sdiptech AB, Class B	8,683	304,091
	Sectra AB, Class B	347,535	4,384,273
	Semcon AB	118,592	1,504,693
*	Sensys Gatso Group AB	2,726,230	265,288
	SkiStar AB	323,216	6,291,931
*	Solid Forsakring AB	86,686	420,873
*	Starbreeze AB	37,435	3,611
*	Stendorren Fastigheter AB	1,169	28,587
# *	Stillfront Group AB	169,387	342,094
*	Svedbergs i Dalstorp AB, Class B	7,665	39,086
#	Systemair AB	360,836	2,291,554
	Tethys Oil AB	109,533	1,037,803
	TF Bank AB	1,461	25,654
	Troax Group AB	227,770	5,058,679

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	VBG Group AB, Class B	28,343	$405,294
	Vitec Software Group AB, Class B	35,822	1,805,134
	Wihlborgs Fastigheter AB	182,515	3,164,379
	XANO Industri AB, Class B	1,477	43,840

TOTAL SWEDEN			394,523,316

SWITZERLAND — (15.1%)
	Adecco Group AG	38,997	1,504,889
	Allreal Holding AG	124,196	23,426,216
	ALSO Holding AG	46,851	10,594,595
*	ams-OSRAM AG	1,474,621	18,039,280
*	APG SGA SA	8,920	1,698,770
#	Arbonia AG	345,431	6,151,409
# *	Aryzta AG	6,589,298	6,135,488
	Ascom Holding AG	200,120	1,770,523
#	Autoneum Holding AG	23,132	2,736,255
	Bachem Holding AG, Class B	4,741	2,068,725
	Baloise Holding AG	86,584	15,060,503
	Banque Cantonale de Geneve	9,528	1,617,460
	Banque Cantonale du Jura SA	3,848	216,489
#	Banque Cantonale Vaudoise	87,914	7,429,857
	Belimo Holding AG	65,844	32,541,506
	Bell Food Group AG	14,632	3,977,068
	Bellevue Group AG	57,974	2,226,999
	Berner Kantonalbank AG	30,400	6,998,015
	BKW AG	163,517	19,905,116
	Bobst Group SA	68,727	5,797,009
	Bossard Holding AG, Class A	46,771	10,125,096
	Bucher Industries AG	54,706	19,723,414
	Burckhardt Compression Holding AG	3,313	1,690,163
	Burkhalter Holding AG	28,825	2,269,574
	Bystronic AG	9,740	8,083,172
	Calida Holding AG	37,936	1,908,073
	Carlo Gavazzi Holding AG	3,077	927,711
	Cembra Money Bank AG	188,532	13,603,527
# *	Cicor Technologies Ltd.	15,422	817,114
	Cie Financiere Tradition SA	10,803	1,214,743
	Clariant AG	811,577	13,856,300
	Coltene Holding AG	26,808	2,543,117
	Comet Holding AG	18,573	4,015,003
# *	COSMO Pharmaceuticals NV	2,824	161,503
	Daetwyler Holding AG	7,566	2,432,731
	DKSH Holding AG	247,560	21,256,721
	dormakaba Holding AG	24,787	11,504,829
*	Dottikon Es Holding AG	294	88,683
*	Dufry AG	301,896	12,016,105
	EFG International AG	683,675	5,153,379
	Emmi AG	15,868	15,727,801
	Energiedienst Holding AG	83,637	3,741,231
# *	Evolva Holding SA	3,349,123	361,784
# *	Feintool International Holding AG	15,677	691,047
*	Flughafen Zurich AG	146,313	24,741,333
	Forbo Holding AG	8,720	12,765,022
	Fundamenta Real Estate AG	1,593	32,423
Ω	Galenica AG	124,351	9,156,894
# *	GAM Holding AG	1,195,762	1,233,929
	Georg Fischer AG	635,020	34,462,594
#	Gurit Holding AG	3,022	3,852,510
	Helvetia Holding AG	266,540	34,252,165

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Hiag Immobilien Holding AG	20,971	$2,178,640
# *	HOCHDORF Holding AG	6,697	275,957
	Huber & Suhner AG	106,321	9,324,684
	Hypothekarbank Lenzburg AG	6	25,845
# *	Implenia AG	107,391	2,428,255
*	Ina Invest Holding AG	25,352	507,512
	Inficon Holding AG	15,038	13,691,705
	Interroll Holding AG	5,149	15,608,615
	Intershop Holding AG	10,420	6,785,307
	Investis Holding SA	4,392	507,219
*	Jungfraubahn Holding AG	17,432	2,484,541
	Kardex Holding AG	50,062	9,527,352
	Komax Holding AG	24,168	6,348,410
#	Kudelski SA	217,692	725,144
#	Landis+Gyr Group AG	86,657	4,836,252
	LEM Holding SA	3,961	9,124,889
	Liechtensteinische Landesbank AG	64,323	3,556,904
	Luzerner Kantonalbank AG	20,211	8,624,466
* Ω	Medacta Group SA	4,763	542,631
* Ω	Medartis Holding AG	2,068	217,733
Ω	Medmix AG	143,103	4,805,946
#	Meier Tobler Group AG	45,826	1,071,871
	Metall Zug AG, Class B	1,092	2,275,739
# *	Meyer Burger Technology AG	2,168,207	1,027,377
	Mikron Holding AG	8,692	68,557
	Mobilezone Holding AG	295,533	4,785,315
	Mobimo Holding AG	57,438	16,426,837
	OC Oerlikon Corp. AG	1,712,308	12,209,875
# *	Orascom Development Holding AG	93,520	852,960
	Orell Fuessli AG	5,028	457,791
#	Orior AG	37,151	3,432,144
	Phoenix Mecano AG	4,517	1,805,017
	Plazza AG, Class A	6,895	2,494,493
	PSP Swiss Property AG	334,181	42,117,473
	Rieter Holding AG	23,266	3,162,786
	Romande Energie Holding SA	2,640	3,196,818
#	Schaffner Holding AG	3,363	1,084,398
#	Schweiter Technologies AG	7,284	7,328,268
#	Schweizerische Nationalbank	23	177,156
* Ω	Sensirion Holding AG	24,816	2,976,298
	SFS Group AG	125,076	15,663,662
	Siegfried Holding AG	32,823	23,794,685
	SIG Combibloc Group AG	47,610	996,738
	Softwareone Holding AG	206,099	2,786,555
	St Galler Kantonalbank AG	17,568	8,472,207
	Sulzer AG	141,969	10,637,398
	Swiss Prime Site AG	83,584	8,169,875
*	Swiss Steel Holding AG	3,362,368	954,111
	Swissquote Group Holding SA	85,428	13,884,491
	Tecan Group AG	13,023	3,913,642
	Thurgauer Kantonalbank	3,152	362,879
# *	Tornos Holding AG	26,632	185,702
#	TX Group AG	19,090	2,702,002
*	u-blox Holding AG	53,215	4,420,910
	Valiant Holding AG	111,392	11,126,691
	Valora Holding AG	28,888	4,723,406
Ω	VAT Group AG	119,590	36,990,557
	Vaudoise Assurances Holding SA	6,746	3,156,171
	Vetropack Holding AG	66,692	2,743,910

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Vifor Pharma AG	16,966	$2,997,017
# *	Von Roll Holding AG	378,198	378,630
	Vontobel Holding AG	227,861	16,665,011
	VP Bank AG, Class A	24,056	2,407,811
	VZ Holding AG	90,310	6,721,206
*	V-ZUG Holding AG	10,820	1,200,300
	Walliser Kantonalbank	18,991	2,158,431
	Warteck Invest AG	27	65,916
	Ypsomed Holding AG	10,945	1,564,094
	Zehnder Group AG	87,466	6,839,436
	Zug Estates Holding AG, Class B	1,186	2,425,916
	Zuger Kantonalbank AG	702	5,281,856

TOTAL SWITZERLAND			857,776,259

UNITED STATES — (0.0%)
	Arko Corp.	124,906	1,157,878

TOTAL COMMON STOCKS			5,291,012,875

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
	Draegerwerk AG & Co. KGaA	65,107	3,222,140
	Fuchs Petrolub SE	392,010	12,364,480
	Jungheinrich AG	359,171	8,784,614
	Sixt SE	120,365	8,699,454
	STO SE & Co. KGaA	16,482	3,458,171
	Villeroy & Boch AGSeries A	41,086	904,790

TOTAL GERMANY			37,433,649

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights Exp 07/26/21	497,492	0
*	Immofinanz AG Rights 03/03/2023	681,828	0

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/30	116,038	0

SWITZERLAND — (0.0%)
*	Mobimo Holding AG Rights 05/03/2022	57,438	200,170

TOTAL RIGHTS/WARRANTS			200,170

TOTAL INVESTMENT SECURITIES (Cost $4,490,025,568)			5,328,646,694

			Value†
SECURITIES LENDING COLLATERAL — (6.5%)
@ §	The DFA Short Term Investment Fund	32,212,774	372,605,162

TOTAL INVESTMENTS — (100.0%) (Cost $4,862,604,541)			$5,701,251,856

ADR	American Depositary Receipt
BAM	Build America Mutual
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$160,506,334	—	$160,506,334
Belgium	$525,583	255,482,829	—	256,008,412
Denmark	—	308,851,831	—	308,851,831
Finland	—	284,230,201	—	284,230,201
France	—	587,295,617	$37,288	587,332,905
Germany	—	839,783,691	—	839,783,691
Ireland	—	63,809,217	—	63,809,217
Israel	634,096	237,331,457	—	237,965,553
Italy	—	462,762,185	—	462,762,185
Netherlands	—	347,061,561	—	347,061,561
Norway	235,678	126,753,041	—	126,988,719
Portugal	—	47,662,334	—	47,662,334
Spain	46,995	314,545,484	—	314,592,479
Sweden	1,046,764	393,476,552	—	394,523,316
Switzerland	—	857,776,259	—	857,776,259
United States	1,157,878	—	—	1,157,878
Preferred Stocks
Germany	—	37,433,649	—	37,433,649
Rights/Warrants
Switzerland	—	200,170	—	200,170
Securities Lending Collateral	—	372,605,162	—	372,605,162

TOTAL	$3,646,994	$5,697,567,574	$37,288^	$5,701,251,856

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (84.2%)
COMMUNICATION SERVICES — (1.1%)
*	AcuityAds Holdings, Inc.	9,419	$28,448
# *	Aimia, Inc.	732,996	2,807,255
#	Cogeco Communications, Inc.	80,182	6,584,829
	Cogeco, Inc.	33,834	2,014,791
#	Corus Entertainment, Inc., Class B	1,066,921	3,496,468
# *,*	Enthusiast Gaming Holdings, Inc.	27,353	52,980
# *	MDF Commerce, Inc.	24,190	47,452
*	TeraGo, Inc.	2,400	10,201
# *	WildBrain Ltd.	612,863	1,340,556
#	Yellow Pages Ltd.	105,820	1,142,508

TOTAL COMMUNICATION SERVICES			17,525,488

CONSUMER DISCRETIONARY — (4.5%)
*	Aritzia, Inc.	446,040	15,884,739
*	AutoCanada, Inc.	126,941	2,954,529
#	BMTC Group, Inc.	20,581	244,476
# *	Bragg Gaming Group, Inc.	4,700	25,171
# *	Canada Goose Holdings, Inc.	261,127	5,685,385
#	Dorel Industries, Inc., Class B	149,777	968,861
#	Exco Technologies Ltd.	164,124	1,099,994
	Gamehost, Inc.	89,999	580,074
	Leon’s Furniture Ltd.	167,479	2,555,240
	Linamar Corp.	255,634	10,124,670
#	Martinrea International, Inc.	483,433	2,886,336
#	MTY Food Group, Inc.	103,016	4,164,244
	Park Lawn Corp.	178,143	4,712,022
#	Pizza Pizza Royalty Corp.	162,278	1,709,120
*	Points.com, Inc.	62,977	1,008,262
#	Pollard Banknote Ltd.	49,129	825,286
*	Recipe Unlimited Corp.	88,994	992,709
*	Reitmans Canada Ltd., Class A	125,155	136,393
#	Sleep Country Canada Holdings, Inc.	197,990	3,846,830
*	Spin Master Corp.	141,275	5,081,787
*	Uni-Select, Inc.	242,884	5,706,020

TOTAL CONSUMER DISCRETIONARY			71,192,148

CONSUMER STAPLES — (4.0%)
#	Andrew Peller Ltd., Class A	168,200	885,091
*	CareRx Corp.	2,700	10,929
	Corby Spirit & Wine Ltd.	85,367	1,269,889
	High Liner Foods, Inc.	106,744	992,117
#	Jamieson Wellness, Inc.	254,326	6,394,527
#	KP Tissue, Inc.	47,200	410,403
#	Lassonde Industries, Inc., Class A	18,000	1,926,034
#	Maple Leaf Foods, Inc.	437,346	9,631,042
#	North West Co., Inc.	291,156	8,120,593
#	Premium Brands Holdings Corp.	189,209	15,447,196
	Primo Water Corp.	799,922	11,700,101
	Primo Water Corp.	84,925	1,243,302
#	Rogers Sugar, Inc.	693,819	3,299,914
# *,*	SunOpta, Inc.	349,280	1,924,547

TOTAL CONSUMER STAPLES			63,255,685

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (21.1%)
*	Advantage Energy Ltd.	1,194,867	$9,980,090
#	Africa Oil Corp.	1,333,299	2,739,975
*	Athabasca Oil Corp.	2,177,410	4,169,563
*	Baytex Energy Corp.	949,094	4,853,888
#	Birchcliff Energy Ltd.	1,610,417	11,783,692
*	Calfrac Well Services Ltd.	3,700	14,516
#	Canacol Energy Ltd.	957,048	2,123,215
# *	Cardinal Energy Ltd.	466,476	2,487,338
	CES Energy Solutions Corp.	1,349,689	2,763,151
	Computer Modelling Group Ltd.	452,045	1,678,476
#	Crescent Point Energy Corp.	3,289,792	22,788,779
*	Crew Energy, Inc.	384,876	1,512,960
# *	Denison Mines Corp.	3,774,323	4,877,108
#	Enerflex Ltd.	491,865	3,392,304
# *	Energy Fuels, Inc.	249,392	1,879,198
#	Enerplus Corp.	1,323,108	16,210,851
*	Ensign Energy Services, Inc.	741,132	2,348,038
# *	Fission Uranium Corp.	1,962,000	1,328,720
#	Freehold Royalties Ltd.	645,441	7,526,335
*	Frontera Energy Corp.	270,637	2,913,564
*	Gear Energy Ltd.	201,778	234,032
#	Gibson Energy, Inc.	899,205	17,121,048
*	Gran Tierra Energy, Inc.	1,845,435	2,973,612
*	Greenlane Renewables, Inc.	17,100	12,246
# *	Headwater Exploration, Inc.	540,066	2,787,248
*	InPlay Oil Corp.	10,100	30,505
*	Kelt Exploration Ltd.	773,541	3,992,198
#	Keyera Corp.	331,609	8,226,660
*	Lightstream Resources Ltd.	687,816	0
*	MEG Energy Corp.	2,167,763	32,567,490
	North American Construction Group Ltd.	152,233	1,915,142
*	NuVista Energy Ltd.	1,111,528	9,483,008
	Paramount Resources Ltd., Class A	402,921	9,741,745
	Parex Resources, Inc.	774,607	15,098,400
#	Parkland Corp.	766,945	21,784,784
	Pason Systems, Inc.	413,044	5,211,881
#	Peyto Exploration & Development Corp.	965,837	9,841,440
	PHX Energy Services Corp.	102,328	554,395
*	Pine Cliff Energy Ltd.	87,000	104,293
#	PrairieSky Royalty Ltd.	1,124,067	15,426,226
*	Precision Drilling Corp.	79,933	5,753,425
# *	Questerre Energy Corp., Class A	797,460	124,152
	Secure Energy Services, Inc.	1,486,857	7,627,281
*	ShawCor Ltd.	380,070	1,437,855
*	Surge Energy, Inc.	13,859	106,153
	Tamarack Valley Energy Ltd.	1,165,080	4,561,828
	TerraVest Industries, Inc.	5,000	86,794
	Tidewater Midstream & Infrastructure Ltd.	1,358,267	1,332,204
*	Total Energy Services, Inc.	238,344	1,497,247
# *	Touchstone Exploration, Inc.	28,397	31,831
	TransGlobe Energy Corp.	9,567	41,808
*	Trican Well Service Ltd.	1,166,095	4,066,560
	Vermilion Energy, Inc.	949,975	18,508,311
#	Whitecap Resources, Inc.	3,102,755	25,432,618
# *	Yangarra Resources Ltd.	323,471	765,463

TOTAL ENERGY			335,851,644

FINANCIALS — (7.8%)
	AGF Management Ltd., Class B	340,548	1,868,885

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Alaris Equity Partners Income	153,883	$2,219,633
	Canaccord Genuity Group, Inc.	480,207	4,223,982
#	Canadian Western Bank	498,863	12,585,646
#	Chesswood Group Ltd.	56,542	595,943
	CI Financial Corp.	1,010,158	13,171,017
	Clairvest Group, Inc.	1,900	89,295
#	ECN Capital Corp.	2,458,149	11,136,440
	E-L Financial Corp. Ltd.	7,278	5,019,506
#	Element Fleet Management Corp.	2,115,548	18,888,674
	Equitable Group, Inc.	126,784	5,689,563
#	Fiera Capital Corp.	355,363	2,713,666
	Firm Capital Mortgage Investment Corp.	186,421	1,932,922
#	First National Financial Corp.	79,319	2,242,530
	goeasy Ltd.	61,859	5,552,455
# *	GoldMoney, Inc.	125,000	182,929
	Guardian Capital Group Ltd., Class A	92,714	2,389,570
#	Home Capital Group, Inc.	284,804	7,103,196
	Kingsway Financial Services, Inc.	13,070	73,586
#	Laurentian Bank of Canada	370,975	11,282,445
# *	RF Capital Group, Inc.	17,024	210,967
	Sprott, Inc.	133,740	6,159,095
	Timbercreek Financial Corp.	518,190	3,674,706
*	Trisura Group Ltd.	180,100	4,330,587
	VersaBank	3,400	34,459

TOTAL FINANCIALS			123,371,697

HEALTH CARE — (1.3%)
#	Andlauer Healthcare Group, Inc.	44,155	1,537,769
# *,*	Aptose Biosciences, Inc.	75,121	89,226
# *	Aurora Cannabis, Inc.	763,275	2,313,827
# *	Canopy Growth Corp.	313,200	1,800,918
# *	Charlottes Web Holdings, Inc.	49,894	43,499
# *	Cronos Group, Inc.	373,190	1,127,034
#	Extendicare, Inc.	474,539	2,685,477
# *	HEXO Corp.	77,100	31,811
#	HLS Therapeutics, Inc.	18,704	199,467
# *	Knight Therapeutics, Inc.	771,843	3,202,369
#	Medical Facilities Corp.	164,317	1,270,126
*	Oncolytics Biotech, Inc.	33,485	44,200
*	Opsens, Inc.	6,100	9,022
# *,*	Organigram Holdings, Inc.	1,127,585	1,594,095
#	Sienna Senior Living, Inc.	383,732	4,149,019
	Sundial Growers, Inc.	1,237,672	580,964
*	Valens Co., Inc.	9,500	9,244
*	Viemed Healthcare, Inc.	81,551	405,089
	Zenith Capital Corp.	111,820	20,150

TOTAL HEALTH CARE			21,113,306

INDUSTRIALS — (9.4%)
	Aecon Group, Inc.	337,674	3,934,908
#	AG Growth International, Inc.	124,923	3,781,774
	Algoma Central Corp.	48,800	655,656
*	ATS Automation Tooling Systems, Inc.	416,536	12,155,789
#	Badger Infrastructure Solutions Ltd.	176,344	4,083,785
# *	Ballard Power Systems, Inc.	224,377	1,862,329
#	Bird Construction, Inc.	275,572	1,844,798
	Black Diamond Group Ltd.	237,417	807,622
# *	Bombardier, Inc., Class A	349,750	389,322

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
# *	Bombardier, Inc., Class B	10,608,723	$10,405,162
#	Boyd Group Services, Inc.	61,387	7,597,815
#	Calian Group Ltd.	54,792	3,024,831
	Dexterra Group, Inc.	168,743	928,667
# *	DIRTT Environmental Solutions	316,970	357,768
#	Doman Building Materials Group Ltd.	344,034	1,912,118
	Exchange Income Corp.	96,053	3,099,207
#	Finning International, Inc.	759,413	21,363,940
*	GDI Integrated Facility Services, Inc.	49,936	1,684,682
#	Hardwoods Distribution, Inc.	70,690	1,788,366
*	Heroux-Devtek, Inc.	243,053	2,898,511
*	IBI Group, Inc.	123,988	1,090,619
	K-Bro Linen, Inc.	62,086	1,523,334
#	LifeWorks, Inc.	389,068	5,724,038
	Magellan Aerospace Corp.	114,378	872,537
#	Mullen Group Ltd.	472,925	4,524,383
#	NFI Group, Inc.	340,794	3,127,670
*	Patriot One Technologies, Inc.	120,000	51,376
#	Richelieu Hardware Ltd.	316,493	8,984,937
#	Russel Metals, Inc.	345,023	9,195,958
#	Savaria Corp.	215,010	2,567,433
#	SNC-Lavalin Group, Inc.	796,610	17,716,224
	Stantec, Inc.	12,249	562,273
	Wajax Corp.	104,085	1,571,828
*	Westport Fuel Systems, Inc.	73,881	88,074
#	Westshore Terminals Investment Corp.	262,257	7,028,769

TOTAL INDUSTRIALS			149,206,503

INFORMATION TECHNOLOGY — (2.0%)
*	Celestica, Inc.	620,813	6,977,817
#	Enghouse Systems Ltd.	248,381	6,985,565
	Evertz Technologies Ltd.	148,543	1,626,902
*	Kinaxis, Inc.	88,481	9,791,351
# *	Lightspeed Commerce, Inc.	56,050	1,252,718
#	Quarterhill, Inc.	599,989	1,046,180
# *	Sierra Wireless, Inc.	231,848	3,651,022
	TECSYS, Inc.	14,563	295,874
	Vecima Networks, Inc.	6,059	76,642
*	VIQ Solutions, Inc.	9,600	11,209

TOTAL INFORMATION TECHNOLOGY			31,715,280

MATERIALS — (23.2%)
# *	5N Plus, Inc.	420,567	641,662
	Acadian Timber Corp.	65,067	953,732
#	AirBoss of America Corp.	94,697	2,293,987
	Alamos Gold, Inc.,Class A	2,207,323	17,147,717
	Altius Minerals Corp.	223,438	3,729,040
# *	Americas Gold & Silver Corp.	86,596	76,846
	Amerigo Resources Ltd.	227,887	282,054
# *	Argonaut Gold, Inc.	1,730,006	2,895,352
*	Ascot Resources Ltd.	71,438	49,492
*	Aya Gold & Silver, Inc.	16,800	105,143
	B2Gold Corp.	3,418,488	14,526,412
*	Calibre Mining Corp.	231,489	255,879
# *	Canfor Corp.	340,478	6,488,072
# *	Canfor Pulp Products, Inc.	138,951	611,118
# *	Capstone Copper Corp.	2,248,283	10,238,163
#	Cascades, Inc.	468,209	4,603,184

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Centerra Gold, Inc.	1,153,585	$10,676,938
	China Gold International Resources Corp. Ltd.	1,471,781	5,499,201
# *	Copper Mountain Mining Corp.	984,419	2,199,262
#	Dundee Precious Metals, Inc.	1,031,781	5,975,519
# *,*	Eldorado Gold Corp.	966,848	9,394,129
# *,*	Endeavour Silver Corp.	506,479	1,928,297
# *	Equinox Gold Corp.	1,286,872	9,175,611
# *	ERO Copper Corp.	302,222	4,345,184
#	First Majestic Silver Corp.	1,202,622	12,406,646
# *	First Mining Gold Corp.	749,400	148,754
# *,*	Fortuna Silver Mines, Inc.	1,503,145	5,245,003
*	Freegold Ventures Ltd.	9,000	2,942
# *	Galiano Gold, Inc.	696,057	314,259
*	GoGold Resources, Inc.	149,509	294,444
*	Gold Standard Ventures Corp.	10,700	4,414
*	Great Panther Mining Ltd.	91,900	18,242
*	Hanfeng Evergreen, Inc.	45,837	0
#	Hudbay Minerals, Inc.	1,208,976	7,744,219
*	i-80 Gold Corp.	399,340	1,047,582
*	IAMGOLD Corp.	2,760,346	7,796,642
# *	Imperial Metals Corp.	381,250	1,098,062
#	Interfor Corp.	350,741	9,998,159
	Intertape Polymer Group, Inc.	300,915	9,310,996
*	Karora Resources, Inc.	501,231	2,575,117
#	Labrador Iron Ore Royalty Corp.	315,769	8,544,063
# *,*	Largo, Inc.	70,585	590,162
# *	Lucara Diamond Corp.	1,615,273	779,566
# *	Lundin Gold, Inc.	163,692	1,318,812
# *	MAG Silver Corp.	283,288	4,175,728
*	Major Drilling Group International, Inc.	668,976	6,045,858
*	Mandalay Resources Corp.	464	1,292
# *	Marathon Gold Corp.	147,500	261,783
	Maverix Metals, Inc.	73,667	332,212
#	Methanex Corp.	340,999	17,096,498
#	Neo Performance Materials, Inc.	16,755	168,378
*	New Gold, Inc.	3,469,405	5,050,237
*	New Pacific Metals Corp.	1,200	3,864
	Newcrest Mining Ltd.	304,677	5,752,185
# *	Northern Dynasty Minerals Ltd.	76,877	26,331
*	Novo Resources Corp.	12,300	8,521
*	OceanaGold Corp.	3,780,713	9,417,570
*	Orbite Technologies, Inc.	73,500	0
#	Osisko Gold Royalties Ltd.	776,832	9,559,421
# *	Osisko Mining, Inc.	1,214,829	3,829,882
*	PolyMet Mining Corp.	64,208	203,923
*	Sabina Gold & Silver Corp.	1,438,714	1,478,303
#	Sandstorm Gold Ltd.	1,145,735	8,518,617
# *	Seabridge Gold, Inc.	333,519	5,892,169
	Sierra Metals, Inc.	6,100	6,161
# *,*	SilverCrest Metals, Inc.	167,445	1,262,780
	SSR Mining, Inc.	1,044,891	22,988,052
	Stelco Holdings, Inc.	152,152	5,553,581
	Stella-Jones, Inc.	312,231	8,628,187
# *	Taseko Mines Ltd.	1,738,925	3,370,508
*	Torex Gold Resources, Inc.	462,518	5,177,293
#	Transcontinental, Inc., Class A	395,353	4,948,645
# *	Treasury Metals, Inc.	25,002	12,067
# *	Trevali Mining Corp.	255,929	203,205
# *,*	Turquoise Hill Resources Ltd.	539,779	14,716,820

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
*	Victoria Gold Corp.	23,206	$252,897
# *	Wallbridge Mining Co. Ltd.	350,615	84,607
*	Wesdome Gold Mines Ltd.	730,491	7,454,744
*	Western Copper & Gold Corp.	27,900	53,209
#	Western Forest Products, Inc.	1,757,626	2,818,440
#	Winpak Ltd.	157,963	5,224,651
#	Yamana Gold, Inc.	4,560,486	25,164,074

TOTAL MATERIALS			369,072,771

REAL ESTATE — (2.7%)
#	Altus Group Ltd.	244,093	9,141,256
	Bridgemarq Real Estate Services	53,069	577,928
	DREAM Unlimited Corp., Class A	232,598	8,364,946
	Information Services Corp.	30,305	510,135
# *	Invesque, Inc.	191,266	248,646
*	Mainstreet Equity Corp.	31,349	2,921,010
	Melcor Developments Ltd.	55,340	664,692
	Morguard Corp.	22,684	2,228,405
# *	Real Matters, Inc.	350,220	1,243,143
#	Tricon Residential, Inc.	1,181,106	17,091,628

TOTAL REAL ESTATE			42,991,789

UTILITIES — (7.1%)
*	Altius Renewable Royalties Corp.	2,104	16,067
	Atco Ltd., Class I	394,442	14,053,330
#	Boralex, Inc., Class A	450,304	13,498,780
#	Brookfield Infrastructure Corp., Class A	214,895	15,247,483
	Capital Power Corp.	724,520	23,811,337
#	Innergex Renewable Energy, Inc.	735,133	9,842,592
*	Maxim Power Corp.	61,434	174,071
	Polaris Infrastructure, Inc.	107,795	1,576,669
#	Superior Plus Corp.	817,828	7,212,853
	TransAlta Corp.	8,389	90,014
	TransAlta Corp.	1,758,255	18,860,198
#	TransAlta Renewables, Inc.	588,980	8,170,026

TOTAL UTILITIES			112,553,420

TOTAL COMMON STOCKS			1,337,849,731

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	2,329	30,898

TOTAL INVESTMENT SECURITIES (Cost $1,062,996,162)			1,337,880,629

			Value†
SECURITIES LENDING COLLATERAL — (15.8%)
@ §	The DFA Short Term Investment Fund	21,743,347	251,505,294

TOTAL INVESTMENTS — (100.0%) (Cost $1,314,498,672)			$1,589,385,923

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$17,525,488	—	—	$17,525,488
Consumer Discretionary	71,192,148	—	—	71,192,148
Consumer Staples	63,255,685	—	—	63,255,685
Energy	335,851,644	—	—	335,851,644
Financials	123,371,697	—	—	123,371,697
Health Care	20,512,192	$601,114	—	21,113,306
Industrials	149,206,503	—	—	149,206,503
Information Technology	31,715,280	—	—	31,715,280
Materials	369,072,771	—	—	369,072,771
Real Estate	42,991,789	—	—	42,991,789
Utilities	112,553,420	—	—	112,553,420
Rights/Warrants
Energy	—	30,898	—	30,898
Securities Lending Collateral	—	251,505,294	—	251,505,294

TOTAL	$1,337,248,617	$252,137,306	—	$1,589,385,923

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (4.0%)
	Ambev SA, ADR	1,642,569	$4,779,876
	Americanas SA	302,983	1,470,804
	Atacadao SA	554,889	2,308,694
	B3 SA - Brasil Bolsa Balcao	2,736,371	7,361,267
	Banco Bradesco SA	792,418	2,389,780
	Banco BTG Pactual SA	541,804	2,530,417
	Banco do Brasil SA	396,250	2,662,532
	Banco Inter SA	78,934	81,425
	Banco Santander Brasil SA	214,624	1,378,313
	BB Seguridade Participacoes SA	353,143	1,816,448
	Braskem SA, Sponsored ADR	67,098	1,097,723
*	BRF SA	873,661	2,399,765
	CCR SA	1,291,886	3,242,813
	Centrais Eletricas Brasileiras SA	133,977	1,096,975
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,594,187
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	368,275
	Cia Energetica de Minas Gerais	166,025	643,085
	Cia Paranaense de Energia	21,800	28,750
#	Cia Paranaense de Energia, Sponsored ADR	17,400	126,324
	Cia Paranaense de Energia	39,800	289,004
#	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	2,294,686
	Cia Siderurgica Nacional SA	201,965	860,729
	Cosan SA	519,496	2,206,619
	CPFL Energia SA	146,500	1,071,203
	Energisa SA	228,135	2,198,313
*	Eneva SA	222,000	616,074
	Engie Brasil Energia SA	142,776	1,210,027
	Equatorial Energia SA	966,386	5,011,810
	Gerdau SA, Sponsored ADR	750,154	4,253,373
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	53,656	36,140
Ω	Hapvida Participacoes e Investimentos SA	1,340,431	2,377,772
	Hypera SA	368,936	2,792,420
	Itau Unibanco Holding SA	217,203	882,176
	JBS SA	874,000	6,691,188
	Klabin SA	1,043,990	4,379,565
	Localiza Rent a Car SA	229,414	2,456,574
	Lojas Renner SA	699,567	3,360,616
	Magazine Luiza SA	1,102,502	1,088,241
	Natura & Co. Holding SA	519,291	1,952,613
	Neoenergia SA	95,100	361,245
*	Petro Rio SA	551,205	2,976,805
	Petroleo Brasileiro SA, Sponsored ADR	1,074,998	13,190,226
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,092,372
	Petroleo Brasileiro SA	2,733,556	18,489,287
	Porto Seguro SA	149,774	616,491
	Raia Drogasil SA	453,385	1,919,386
	Rumo SA	1,196,224	3,960,838
	Sendas Distribuidora SA	848,688	2,622,994
	Suzano SA	450,507	4,520,606
#	Suzano SA, Sponsored ADR	10,979	110,887
	Telefonica Brasil SA	248,062	2,668,801
	TIM SA	1,144,280	3,119,954
	TOTVS SA	323,491	2,091,851
	Ultrapar Participacoes SA	204,563	540,790
	Usinas Siderurgicas de Minas Gerais SA Usiminas	40,000	85,114

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vale SA, Sponsored ADR	332,416	$5,614,515
	Vale SA	2,635,313	44,396,724
	Vibra Energia SA	835,121	3,567,543
	WEG SA	591,966	3,604,037
*	XP, Inc., BDR	37,807	936,934

TOTAL BRAZIL			202,893,996

CHILE — (0.5%)
	Banco de Chile, ADR	121,969	2,449,123
	Banco de Credito e Inversiones SA	44,964	1,391,482
	Banco Santander Chile, ADR	78,503	1,526,098
	CAP SA	95,505	1,184,573
	Cencosud SA	2,153,750	3,447,475
	Cencosud Shopping SA	323,343	328,022
	Cia Cervecerias Unidas SA	22,536	150,635
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	300,603
	Cia Sud Americana de Vapores SA	15,213,678	1,719,826
	Embotelladora Andina SA, ADR, Class B	24,029	257,351
	Empresa Nacional de Telecomunicaciones SA	125,159	457,186
	Empresas CMPC SA	922,978	1,375,657
	Empresas COPEC SA	227,255	1,670,914
#	Enel Americas SA, ADR	241,710	1,285,898
	Enel Chile SA, ADR	275,342	368,958
	Falabella SA	319,590	897,577
	Itau CorpBanca Chile SA	31,276,064	63,817
	Plaza SA	228,768	212,307
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	6,591,816

TOTAL CHILE			25,679,318

CHINA — (26.6%)
*	360 Security Technology, Inc., Class A	409,600	504,548
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	154,463	559,389
# *	51job, Inc., ADR	36,065	2,194,555
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	245,243
	AECC Aviation Power Co. Ltd., Class A	79,700	453,790
#	Agile Group Holdings Ltd.	2,346,000	1,123,475
	Agricultural Bank of China Ltd., Class H	14,534,000	5,451,148
	Aier Eye Hospital Group Co. Ltd., Class A	226,236	1,221,046
*	Air China Ltd., Class H	1,158,000	780,542
*	Alibaba Group Holding Ltd., Sponsored ADR	854,378	82,951,560
*	Alibaba Group Holding Ltd.	714,100	8,710,362
# *	Alibaba Health Information Technology Ltd.	2,422,000	1,364,613
*	Aluminum Corp. of China Ltd., ADR	6,024	67,951
*	Aluminum Corp. of China Ltd., Class H	7,864,000	3,606,269
*	Amlogic Shanghai Co. Ltd., Class A	3,657	59,448
	Angang Steel Co. Ltd., Class H	468,000	204,718
	Angel Yeast Co. Ltd., Class A	72,000	417,821
	Anhui Conch Cement Co. Ltd., Class H	1,881,000	10,221,412
	Anhui Gujing Distillery Co. Ltd., Class A	19,916	586,858
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	52,819	288,804
	Anhui Jinhe Industrial Co. Ltd., Class A	27,900	159,648
	Anhui Kouzi Distillery Co. Ltd., Class A	71,000	548,691
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	329,046
	Anjoy Foods Group Co. Ltd., Class A	14,400	281,851
	Anker Innovations Technology Co. Ltd., Class A	19,400	166,181
	ANTA Sports Products Ltd.	612,400	7,037,999
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	384,293
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	4,600	24,703

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Asymchem Laboratories Tianjin Co. Ltd., Class A	7,700	$309,730
	Autobio Diagnostics Co. Ltd., Class A	47,984	331,910
	Avary Holding Shenzhen Co. Ltd., Class A	112,776	499,604
	AVIC Electromechanical Systems Co. Ltd., Class A	155,700	232,335
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	190,272
	AVICOPTER PLC, Class A	22,704	146,096
	Bafang Electric Suzhou Co. Ltd., Class A	6,600	153,756
*	Baidu, Inc., Sponsored ADR	88,226	10,955,022
*	Baidu, Inc., Class A	783,900	12,498,268
	Bank of Beijing Co. Ltd., Class A	1,062,508	734,515
	Bank of Changsha Co. Ltd., Class A	436,484	490,002
	Bank of Chengdu Co. Ltd., Class A	347,250	879,427
	Bank of China Ltd., Class H	43,912,181	17,230,369
	Bank of Communications Co. Ltd., Class H	8,935,515	6,218,125
	Bank of Guiyang Co. Ltd., Class A	348,995	324,485
	Bank of Hangzhou Co. Ltd., Class A	352,304	811,529
	Bank of Jiangsu Co. Ltd., Class A	742,270	820,025
	Bank of Nanjing Co. Ltd., Class A	454,780	796,178
	Bank of Ningbo Co. Ltd., Class A	317,342	1,733,548
	Bank of Shanghai Co. Ltd., Class A	713,983	701,001
	Bank of Suzhou Co. Ltd., Class A	68,900	75,097
	Baoshan Iron & Steel Co. Ltd., Class A	1,014,500	987,298
# *	BeiGene Ltd., ADR	741	118,560
# *	BeiGene Ltd.	196,700	2,466,663
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,900	30,194
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	360,088
	Beijing Dabeinong Technology Group Co. Ltd., Class A	404,252	437,144
	Beijing Easpring Material Technology Co. Ltd., Class A	23,300	233,488
	Beijing Enlight Media Co. Ltd., Class A	258,706	283,531
	Beijing Kingsoft Office Software, Inc., Class A	6,588	187,196
	Beijing New Building Materials PLC, Class A	172,803	756,119
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	906,509
	Beijing Originwater Technology Co. Ltd., Class A	293,800	207,536
	Beijing Roborock Technology Co. Ltd., Class A	3,924	340,123
	Beijing Shiji Information Technology Co. Ltd., Class A	87,729	237,846
	Beijing Shougang Co. Ltd., Class A	257,300	185,199
	Beijing Sinnet Technology Co. Ltd., Class A	40,700	59,168
	Beijing Tiantan Biological Products Corp. Ltd., Class A	64,347	191,179
	Beijing Tongrentang Co. Ltd., Class A	36,400	200,555
	Beijing United Information Technology Co. Ltd., Class A	13,900	202,292
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	308,210
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	737,311
	Bethel Automotive Safety Systems Co. Ltd., Class A	19,400	167,102
	Betta Pharmaceuticals Co. Ltd., Class A	19,406	125,817
	BGI Genomics Co. Ltd., Class A	34,100	324,577
*	Bilibili, Inc., Class Z	112,880	2,748,500
	Bloomage Biotechnology Corp. Ltd., Class A	6,559	133,572
	BOC International China Co. Ltd., Class A	179,500	337,065
	BOE Technology Group Co. Ltd., Class A	2,001,800	1,146,963
#	Bosideng International Holdings Ltd.	3,082,000	1,537,211
*	BTG Hotels Group Co. Ltd., Class A	75,200	266,613
	BYD Co. Ltd., Class H	403,886	11,753,778
#	BYD Electronic International Co. Ltd.	1,340,000	2,671,088
	By-health Co. Ltd., Class A	124,793	378,082
	Caitong Securities Co. Ltd., Class A	547,690	586,968
* Ω	CanSino Biologics, Inc., Class H	4,600	48,811
	CECEP Solar Energy Co. Ltd., Class A	241,000	242,544
	CECEP Wind-Power Corp., Class A	381,200	230,685
	Centre Testing International Group Co. Ltd., Class A	27,300	89,956

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	CGN Power Co. Ltd., Class H	4,899,000	$1,376,636
	Chacha Food Co. Ltd., Class A	31,000	248,827
	Changchun High & New Technology Industry Group, Inc., Class A	30,400	719,347
	Changjiang Securities Co. Ltd., Class A	435,670	363,702
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	19,500	376,303
	Chaozhou Three-Circle Group Co. Ltd., Class A	139,705	603,772
	Chengtun Mining Group Co. Ltd., Class A	229,600	240,192
*	Chengxin Lithium Group Co. Ltd., Class A	32,529	216,156
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	203,200	564,384
	China Baoan Group Co. Ltd., Class A	146,334	197,580
	China Cinda Asset Management Co. Ltd., Class H	3,106,000	523,749
	China CITIC Bank Corp. Ltd., Class H	9,190,928	4,671,284
	China Coal Energy Co. Ltd., Class H	4,109,777	3,459,880
†† ^	China Common Rich Renewable Energy Investments Ltd.	5,416,000	647,063
*	China Conch Environment Protection Holdings Ltd.	1,669,000	1,429,295
	China Conch Venture Holdings Ltd.	1,669,000	4,334,012
	China Construction Bank Corp., Class H	57,039,590	40,634,947
	China CSSC Holdings Ltd., Class A	45,800	108,373
*	China Eastern Airlines Corp. Ltd., ADR	11,268	189,302
*	China Eastern Airlines Corp. Ltd., Class H	1,516,000	510,512
*	China Energy Engineering Corp. Ltd.	2,502,823	911,591
	China Everbright Bank Co. Ltd., Class H	3,983,000	1,442,912
Ω	China Feihe Ltd.	4,995,000	4,749,085
	China Galaxy Securities Co. Ltd., Class H	5,155,500	2,804,194
	China Gas Holdings Ltd.	6,299,200	7,678,516
	China Great Wall Securities Co. Ltd., Class A	196,900	243,948
	China Greatwall Technology Group Co. Ltd., Class A	182,800	248,230
	China Hongqiao Group Ltd.	4,665,000	5,804,329
Ω	China International Capital Corp. Ltd., Class H	1,813,600	3,635,129
#	China International Marine Containers Group Co. Ltd., Class H	670,120	921,652
	China Jushi Co. Ltd., Class A	396,469	938,356
#	China Life Insurance Co. Ltd., ADR	434,222	3,113,372
	China Life Insurance Co. Ltd., Class H	1,945,000	2,826,419
* Ω	China Literature Ltd.	337,200	1,416,955
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	2,708,053
	China Mengniu Dairy Co. Ltd.	1,552,000	8,376,173
	China Merchants Bank Co. Ltd., Class H	2,789,554	16,813,324
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	468,769
	China Merchants Port Holdings Co. Ltd.	48,000	83,798
Ω	China Merchants Securities Co. Ltd., Class H	520,660	538,513
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	774,369
	China Minmetals Rare Earth Co. Ltd., Class A	41,491	144,562
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,827,180
	China Molybdenum Co. Ltd., Class H	5,202,966	2,587,426
	China National Building Material Co. Ltd., Class H	10,930,000	14,545,771
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,097,035
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	634,001
	China Oilfield Services Ltd., Class H	2,650,000	2,712,962
	China Overseas Land & Investment Ltd.	5,735,000	17,717,008
	China Pacific Insurance Group Co. Ltd., Class H	2,832,600	6,279,797
	China Petroleum & Chemical Corp., ADR	52,089	2,536,720
	China Petroleum & Chemical Corp., Class H	12,896,800	6,312,618
	China Railway Group Ltd., Class H	4,311,000	3,019,263
Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,339,000	784,445
	China Resources Beer Holdings Co. Ltd.	859,611	5,049,216
	China Resources Cement Holdings Ltd.	4,938,000	4,097,239
	China Resources Gas Group Ltd.	1,798,000	6,755,782
	China Resources Land Ltd.	4,798,666	21,431,862
	China Resources Microelectronics Ltd., Class A	28,998	211,553

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Power Holdings Co. Ltd.	1,598,517	$3,005,738
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	110,058	614,444
	China Shenhua Energy Co. Ltd., Class H	2,649,500	8,464,767
*	China Southern Airlines Co. Ltd., Sponsored ADR	6,512	176,019
# *	China Southern Airlines Co. Ltd., Class H	1,716,000	958,364
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd.,
	Class A	58,400	50,532
	China State Construction Engineering Corp. Ltd., Class A	1,922,400	1,825,266
	China Suntien Green Energy Corp. Ltd., Class H	673,000	379,922
	China Taiping Insurance Holdings Co. Ltd.	2,445,106	2,795,405
	China Tourism Group Duty Free Corp. Ltd., Class A	91,500	2,490,231
Ω	China Tower Corp. Ltd., Class H	65,984,000	7,700,939
	China Vanke Co. Ltd., Class H	2,747,520	6,478,650
	China Yangtze Power Co. Ltd., Class A	748,847	2,574,051
	China Zhenhua Group Science & Technology Co. Ltd., Class A	36,400	579,121
	China Zheshang Bank Co. Ltd., Class H	82,000	34,732
*	Chongqing Brewery Co. Ltd., Class A	21,500	406,086
	Chongqing Changan Automobile Co. Ltd., Class A	338,300	530,833
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	1,022,777
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	1,189,581
	CIFI Holdings Group Co. Ltd.	3,884,150	1,868,344
	CITIC Ltd.	4,725,000	4,888,056
	CITIC Securities Co. Ltd., Class H	2,373,300	5,214,456
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	144,300	159,549
	CNOOC Energy Technology & Services Ltd., Class A	451,700	162,059
	Contemporary Amperex Technology Co. Ltd., Class A	61,920	3,785,419
# *	COSCO SHIPPING Holdings Co. Ltd., Class H	3,966,299	6,170,614
#	Country Garden Holdings Co. Ltd.	12,388,067	8,568,534
#	Country Garden Services Holdings Co. Ltd.	891,492	3,757,443
Ω	CSC Financial Co. Ltd., Class H	838,500	771,984
	CSPC Pharmaceutical Group Ltd.	11,723,200	11,985,161
	Daan Gene Co. Ltd., Class A	171,580	467,555
Ω	Dali Foods Group Co. Ltd.	4,344,000	2,210,675
	Daqin Railway Co. Ltd., Class A	883,060	890,529
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	105,675	421,457
	Datang International Power Generation Co. Ltd., Class H	2,826,000	454,573
	DHC Software Co. Ltd., Class A	290,300	253,873
	Do-Fluoride Chemicals Co. Ltd., Class A	45,609	215,628
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	194,893
	Dongfang Electric Corp. Ltd., Class H	305,200	328,257
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	1,040,260
	Dongxing Securities Co. Ltd., Class A	323,718	401,247
	East Money Information Co. Ltd., Class A	390,528	1,331,653
	Ecovacs Robotics Co. Ltd., Class A	14,400	233,861
	ENN Energy Holdings Ltd.	390,000	5,224,079
	ENN Natural Gas Co. Ltd., Class A	245,000	606,120
	Eve Energy Co. Ltd., Class A	38,105	373,011
# Ω	Everbright Securities Co. Ltd., Class H	465,200	287,359
	Fangda Carbon New Material Co. Ltd., Class A	374,324	398,207
	FAW Jiefang Group Co. Ltd.	112,300	137,532
	First Capital Securities Co. Ltd., Class A	320,000	266,956
	Flat Glass Group Co. Ltd., Class H	396,000	1,416,026
	Focus Media Information Technology Co. Ltd., Class A	727,597	638,960
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	176,023	2,164,709
	Fosun International Ltd.	3,259,222	3,434,866
	Founder Securities Co. Ltd., Class A	411,200	379,074
	Foxconn Industrial Internet Co. Ltd., Class A	132,900	191,028
	Fujian Funeng Co. Ltd., Class A	41,700	79,308
*	Fujian Sunner Development Co. Ltd., Class A	154,563	380,371

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	$3,083,881
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	25,740	164,835
# Ω	Ganfeng Lithium Co. Ltd., Class H	108,200	1,295,069
	G-bits Network Technology Xiamen Co. Ltd., Class A	11,400	579,878
	GCL Energy Technology Co. Ltd.	118,400	230,660
# *	GCL Technology Holdings Ltd.	20,189,000	6,377,480
	GD Power Development Co. Ltd., Class A	229,600	104,442
# *	GDS Holdings Ltd., ADR	45,771	1,438,125
*	GDS Holdings Ltd., Class A	399,000	1,602,664
	Geely Automobile Holdings Ltd.	8,279,000	12,800,897
	GEM Co. Ltd., Class A	143,076	145,043
	Gemdale Corp., Class A	343,800	746,377
	GF Securities Co. Ltd., Class H	1,068,800	1,335,844
	Gigadevice Semiconductor Beijing, Inc., Class A	12,574	234,017
	Ginlong Technologies Co. Ltd., Class A	12,550	363,563
	GoerTek, Inc., Class A	198,500	1,044,427
	Gongniu Group Co. Ltd., Class A	4,200	90,685
*	Gotion High-tech Co. Ltd., Class A	68,900	277,243
	Great Wall Motor Co. Ltd., Class H	1,770,500	2,479,455
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	755,229
	Greenland Holdings Corp. Ltd., Class A	630,275	458,395
	GRG Banking Equipment Co. Ltd., Class A	284,000	365,419
	Guangdong Haid Group Co. Ltd., Class A	81,400	758,594
*	Guangdong HEC Technology Holding Co. Ltd., Class A	116,900	110,908
	Guangdong Investment Ltd.	2,600,000	3,328,889
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,700	160,733
*	Guanghui Energy Co. Ltd., Class A	764,600	1,025,951
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	29,634
	Guangzhou Automobile Group Co. Ltd., Class H	2,529,162	2,144,466
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	190,000	490,102
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	303,911
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	40,301	495,675
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	394,553
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	35,220	395,094
	Guangzhou Wondfo Biotech Co. Ltd., Class A	19,400	127,688
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	225,855	250,568
	Guosen Securities Co. Ltd., Class A	186,700	272,723
* Ω	Guotai Junan Securities Co. Ltd., Class H	474,400	612,150
	Guoyuan Securities Co. Ltd., Class A	512,240	465,510
	Haier Smart Home Co. Ltd., Class A	258,200	1,004,576
	Haier Smart Home Co. Ltd., Class H	2,379,400	8,405,930
	Haitong Securities Co. Ltd., Class H	2,434,800	1,700,399
	Hangjin Technology Co. Ltd., Class A	18,700	79,976
	Hangzhou First Applied Material Co. Ltd., Class A	32,365	449,638
	Hangzhou Lion Electronics Co. Ltd., Class A	8,584	66,928
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	132,600	522,556
	Hangzhou Robam Appliances Co. Ltd., Class A	111,100	517,436
	Hangzhou Silan Microelectronics Co. Ltd., Class A	18,600	116,253
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	162,615
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	51,400	498,143
	Han’s Laser Technology Industry Group Co. Ltd., Class A	128,617	535,489
Ω	Hansoh Pharmaceutical Group Co. Ltd.	888,000	1,462,650
	Haohua Chemical Science & Technology Co. Ltd., Class A	30,000	147,546
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	221,623
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	371,999
	Henan Shuanghui Investment & Development Co. Ltd., Class A	281,129	1,263,206
	Hengan International Group Co. Ltd.	1,126,500	5,323,639
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	178,421	410,261
	Hengli Petrochemical Co. Ltd., Class A	403,700	1,270,525

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hengtong Optic-electric Co. Ltd., Class A	12,100	$18,350
	Hengyi Petrochemical Co. Ltd., Class A	347,388	400,446
	Hesteel Co. Ltd., Class A	990,453	348,371
	Hithink RoyalFlush Information Network Co. Ltd., Class A	31,881	393,555
	Hongfa Technology Co. Ltd., Class A	43,493	317,295
	Hongta Securities Co. Ltd., Class A	96,320	130,717
	Hopson Development Holdings Ltd.	177,210	341,678
* Ω	Hua Hong Semiconductor Ltd.	316,000	1,227,113
	Huaan Securities Co. Ltd., Class A	249,210	163,654
	Huadong Medicine Co. Ltd., Class A	114,300	586,729
	Huafon Chemical Co. Ltd., Class A	485,983	569,802
	Huagong Tech Co. Ltd., Class A	50,100	126,798
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	528,416
	Hualan Biological Engineering, Inc., Class A	155,500	391,287
#	Huaneng Power International, Inc., Sponsored ADR	27,644	549,010
	Huaneng Power International, Inc., Class H	1,882,000	945,412
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,870,600
	Huaxi Securities Co. Ltd., Class A	159,100	167,352
	Huaxia Bank Co. Ltd., Class A	644,456	531,244
	Huaxin Cement Co. Ltd., Class A	206,300	681,572
	Huayu Automotive Systems Co. Ltd., Class A	235,900	695,812
	Huazhu Group Ltd., ADR	102,031	3,085,417
	Hubei Energy Group Co. Ltd., Class A	199,271	123,529
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	540,451
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	297,612
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	333,465
	Hunan Valin Steel Co. Ltd., Class A	1,237,900	1,085,282
	Hunan Zhongke Electric Co. Ltd., Class A	17,500	68,142
	Hundsun Technologies, Inc., Class A	48,792	280,510
	Iflytek Co. Ltd., Class A	70,100	389,228
	Imeik Technology Development Co. Ltd., Class A	3,800	295,597
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	18,550,872
	Industrial Bank Co. Ltd., Class A	643,039	1,983,205
	Industrial Securities Co. Ltd., Class A	501,960	491,391
	Ingenic Semiconductor Co. Ltd., Class A	10,800	120,223
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	391,930
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	175,400	384,026
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	103,600	444,971
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd.,
	Class A	810,103	534,014
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,848,302
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	312,300	398,483
* Ω	Innovent Biologics, Inc.	519,500	1,611,198
	Inspur Electronic Information Industry Co. Ltd., Class A	58,384	217,046
	Intco Medical Technology Co. Ltd., Class A	74,535	324,021
	JA Solar Technology Co. Ltd., Class A	50,788	619,917
	Jafron Biomedical Co. Ltd., Class A	92,965	580,396
	Jason Furniture Hangzhou Co. Ltd., Class A	51,600	452,516
	JCET Group Co. Ltd., Class A	185,200	599,863
*	JD.com, Inc., ADR	124,763	7,692,887
*	JD.com, Inc., Class A	426,721	13,304,536
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	255,228
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	1,007,737
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	4,646	119,591
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,098	485,239
	Jiangsu Hengrui Medicine Co. Ltd., Class A	215,455	959,859
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	85,912	580,600
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	90,900	183,582
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	67,290	1,610,815

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	$584,441
	Jiangsu Yoke Technology Co. Ltd., Class A	27,000	182,389
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	304,363
	Jiangsu Zhongtian Technology Co. Ltd., Class A	243,200	595,899
	Jiangxi Copper Co. Ltd., Class H	1,535,000	2,401,085
*	Jilin Electric Power Co. Ltd., Class A	127,000	120,016
	Jinke Properties Group Co. Ltd., Class A	296,700	201,429
	JiuGui Liquor Co. Ltd., Class A	11,500	259,659
	Jizhong Energy Resources Co. Ltd., Class A	153,000	174,302
	JL Mag Rare-Earth Co. Ltd., Class A	40,600	160,893
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	327,225
	Joinn Laboratories China Co. Ltd., Class A	16,240	243,130
	Jointown Pharmaceutical Group Co. Ltd., Class A	227,867	442,128
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	45,900	173,121
	Juewei Food Co. Ltd., Class A	51,044	338,006
	Juneyao Airlines Co. Ltd., Class A	141,100	260,030
	Keboda Technology Co. Ltd., Class A	8,000	50,195
*	Kingdee International Software Group Co. Ltd.	1,407,000	2,871,114
	Kingfa Sci & Tech Co. Ltd., Class A	391,887	489,422
	Kingsoft Corp. Ltd.	895,000	2,685,902
*	Kuang-Chi Technologies Co. Ltd., Class A	102,600	205,049
	Kunlun Energy Co. Ltd.	5,908,000	4,902,971
	Kweichow Moutai Co. Ltd., Class A	55,993	15,503,206
	KWG Living Group Holdings Ltd.	421,250	158,485
	LB Group Co. Ltd., Class A	223,200	613,728
	Lenovo Group Ltd.	11,599,278	11,262,930
	Lens Technology Co. Ltd., Class A	316,800	483,488
	Lepu Medical Technology Beijing Co. Ltd., Class A	180,977	465,563
*	Li Auto, Inc., ADR	128,166	2,874,763
	Li Ning Co. Ltd.	1,311,000	10,218,153
*	Lingyi iTech Guangdong Co., Class A	716,318	460,549
Ω	Longfor Group Holdings Ltd.	2,447,500	12,121,446
	LONGi Green Energy Technology Co. Ltd., Class A	239,920	2,433,501
	Longshine Technology Group Co. Ltd., Class A	6,608	20,905
	Luxi Chemical Group Co. Ltd., Class A	293,600	811,222
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,429,388
	Luzhou Laojiao Co. Ltd., Class A	73,529	2,333,455
	Mango Excellent Media Co. Ltd., Class A	176,292	946,979
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	254,457	191,734
* Ω	Meituan, Class B	1,133,000	24,276,106
	Metallurgical Corp. of China Ltd., Class H	4,159,000	1,064,789
	Microport Scientific Corp.	65,903	129,536
	Midea Group Co. Ltd., Class A	479,784	4,117,945
	Ming Yang Smart Energy Group Ltd., Class A	150,904	500,548
	Montage Technology Co. Ltd., Class A	22,233	194,367
	Muyuan Foods Co. Ltd., Class A	299,687	2,351,709
	Nanjing Hanrui Cobalt Co. Ltd., Class A	21,947	168,695
	Nanjing Iron & Steel Co. Ltd., Class A	188,200	101,793
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	88,854	346,352
	Nanjing Securities Co. Ltd., Class A	432,700	485,648
	NARI Technology Co. Ltd., Class A	207,960	999,845
*	National Silicon Industry Group Co. Ltd., Class A	41,191	128,687
	NAURA Technology Group Co. Ltd., Class A	10,700	381,580
*	NavInfo Co. Ltd., Class A	185,350	346,809
	NetEase, Inc., ADR	193,704	18,465,802
	NetEase, Inc.	27,400	524,854
	New China Life Insurance Co. Ltd., Class H	1,684,100	4,266,999
*	New Hope Liuhe Co. Ltd., Class A	270,500	572,493
	Nine Dragons Paper Holdings Ltd.	3,293,000	2,908,162

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ninestar Corp., Class A	71,051	$437,552
	Ningbo Joyson Electronic Corp., Class A	126,400	207,297
	Ningbo Orient Wires & Cables Co. Ltd., Class A	48,842	346,786
	Ningbo Tuopu Group Co. Ltd., Class A	75,148	587,389
	Ningbo Zhoushan Port Co. Ltd., Class A	449,700	265,438
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	680,170
*	NIO, Inc., ADR	368,459	6,153,265
*	North Industries Group Red Arrow Co. Ltd., Class A	55,100	173,547
*	Offcn Education Technology Co. Ltd., Class A	80,212	55,225
*	OFILM Group Co. Ltd., Class A	214,300	178,703
	Oppein Home Group, Inc., Class A	38,695	681,712
Ω	Orient Securities Co. Ltd., Class H	1,012,800	610,628
	Ovctek China, Inc., Class A	44,452	248,079
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	747,000	348,845
	People’s Insurance Co. Group of China Ltd. , Class H	7,590,000	2,417,820
	Perfect World Co. Ltd., Class A	175,785	391,313
	PetroChina Co. Ltd., ADR	79,439	3,766,997
	PetroChina Co. Ltd., Class H	10,762,000	5,108,656
Ω	Pharmaron Beijing Co. Ltd., Class H	96,800	1,216,045
	PICC Property & Casualty Co. Ltd., Class H	7,543,198	7,715,325
*	Pinduoduo, Inc., ADR	122,979	5,299,165
	Ping An Bank Co. Ltd., Class A	608,900	1,407,582
	Ping An Insurance Group Co. of China Ltd., Class H	4,860,000	30,718,665
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	231,800	506,417
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	1,235,502
# Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	3,382,999
	Power Construction Corp. of China Ltd., Class A	583,011	679,842
	Proya Cosmetics Co. Ltd., Class A	15,700	479,209
	Qingdao Haier Biomedical Co. Ltd., Class A	3,428	33,485
# Ω	Qingdao Port International Co. Ltd., Class H	69,000	34,729
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	162,560
	Raytron Technology Co. Ltd., Class A	26,285	142,150
* Ω	Red Star Macalline Group Corp. Ltd., Class H	65,289	27,593
	Riyue Heavy Industry Co. Ltd., Class A	76,100	186,542
	Rockchip Electronics Co. Ltd., Class A	18,100	185,768
	Rongsheng Petrochemical Co. Ltd., Class A	530,694	1,094,080
	SAIC Motor Corp. Ltd., Class A	236,045	567,108
	Sailun Group Co. Ltd., Class A	350,400	508,820
	Sanan Optoelectronics Co. Ltd., Class A	114,600	313,707
	Sangfor Technologies, Inc., Class A	11,300	151,709
	Sany Heavy Industry Co. Ltd., Class A	508,834	1,266,103
	Satellite Chemical Co. Ltd., Class A	155,120	844,115
	SDIC Power Holdings Co. Ltd., Class A	251,000	367,434
	Seazen Group Ltd.	1,777,904	750,962
	Seazen Holdings Co. Ltd., Class A	235,400	987,502
	SF Holding Co. Ltd., Class A	151,261	1,169,934
	SG Micro Corp., Class A	6,300	264,092
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,809,556
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	260,300	408,326
Ω	Shandong Gold Mining Co. Ltd., Class H	464,750	858,428
	Shandong Hi-speed Co. Ltd., Class A	111,700	93,750
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	209,950	953,952
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	348,731
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	443,691
	Shandong Shida Shenghua Chemical Group Co. Ltd., Class A	13,200	190,327
	Shandong Sun Paper Industry JSC Ltd., Class A	357,850	665,064
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,303,200	3,519,058
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	49,740	233,399
	Shanghai Baosight Software Co. Ltd., Class A	81,393	583,176

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Construction Group Co. Ltd., Class A	673,776	$329,723
	Shanghai Electric Group Co. Ltd., Class H	3,012,000	733,385
	Shanghai Electric Power Co. Ltd., Class A	119,200	159,848
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	342,000	1,463,124
*	Shanghai International Airport Co. Ltd., Class A	28,100	209,205
	Shanghai International Port Group Co. Ltd., Class A	334,000	299,057
	Shanghai Jahwa United Co. Ltd., Class A	53,100	249,868
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	44,100	357,104
	Shanghai Lingang Holdings Corp. Ltd., Class A	187,320	361,359
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	206,820	331,130
	Shanghai M&G Stationery, Inc., Class A	51,069	369,938
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,123,700	1,816,993
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,072,495
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	23,261	412,706
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	327,192
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	130,144
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	342,975
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	318,779
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	558,030	1,180,590
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	324,730	757,870
*	Shanxi Meijin Energy Co. Ltd., Class A	523,517	819,988
	Shanxi Securities Co. Ltd., Class A	142,560	107,651
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	481,903
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	2,285,697
	Shenergy Co. Ltd., Class A	43,000	36,077
	Shenghe Resources Holding Co. Ltd., Class A	140,400	331,588
	Shengyi Technology Co. Ltd., Class A	157,700	396,482
	Shennan Circuits Co. Ltd., Class A	25,382	363,749
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,196,000	458,824
	Shenzhen Capchem Technology Co. Ltd., Class A	23,800	238,465
*	Shenzhen Dynanonic Co. Ltd., Class A	2,800	186,282
	Shenzhen Energy Group Co. Ltd., Class A	227,319	199,887
	Shenzhen Gas Corp. Ltd., Class A	150,500	145,507
	Shenzhen Goodix Technology Co. Ltd., Class A	40,300	342,224
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	797,366
	Shenzhen Jinjia Group Co. Ltd., Class A	59,200	78,168
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	29,150	285,053
	Shenzhen Kedali Industry Co. Ltd., Class A	15,600	285,403
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	194,655
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,348,637
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	572,220
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	71,100	246,581
	Shenzhen SC New Energy Technology Corp., Class A	25,266	225,433
	Shenzhen Senior Technology Material Co. Ltd., Class A	43,901	139,310
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	350,565
	Shenzhen Transsion Holdings Co. Ltd., Class A	24,557	312,854
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	347,769
	Shenzhou International Group Holdings Ltd.	402,000	5,454,724
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	111,863	423,237
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	249,298
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	841,100	400,460
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	331,911
	Sichuan Road & Bridge Co. Ltd., Class A	573,200	904,034
	Sichuan Swellfun Co. Ltd., Class A	23,700	251,973
	Sichuan Yahua Industrial Group Co. Ltd., Class A	73,800	293,268
	Sieyuan Electric Co. Ltd., Class A	58,600	265,280
	Sino Biopharmaceutical Ltd.	12,922,500	6,778,259
	Sinolink Securities Co. Ltd., Class A	232,100	288,171
	Sinoma Science & Technology Co. Ltd., Class A	190,294	579,792

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	857,000	$160,341
	Sinopharm Group Co. Ltd., Class H	2,426,400	5,583,577
	Skshu Paint Co. Ltd., Class A	15,348	171,936
	Songcheng Performance Development Co. Ltd., Class A	170,500	321,505
	SooChow Securities Co. Ltd., Class A	592,150	604,978
	Southwest Securities Co. Ltd., Class A	779,936	438,087
*	Spring Airlines Co. Ltd., Class A	48,500	335,301
	Sungrow Power Supply Co. Ltd., Class A	53,300	504,190
*	Suning.com Co. Ltd., Class A	706,124	344,928
	Sunny Optical Technology Group Co. Ltd.	447,400	6,520,357
	Sunwoda Electronic Co. Ltd., Class A	67,900	224,601
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	275,900	699,075
	Suzhou Maxwell Technologies Co. Ltd., Class A	6,976	351,122
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	31,900	292,214
	TBEA Co. Ltd., Class A	276,500	803,274
	TCL Technology Group Corp., Class A	1,321,080	830,412
	Tencent Holdings Ltd.	3,556,400	167,594,942
*	Tencent Music Entertainment Group, ADR	730,433	3,104,340
	Thunder Software Technology Co. Ltd., Class A	13,300	186,576
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,900	236,860
	Tianjin Guangyu Development Co. Ltd., Class A	88,700	148,560
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	91,300	533,981
	Tianma Microelectronics Co. Ltd., Class A	161,455	222,611
	Tianshan Aluminum Group Co. Ltd., Class A	142,200	146,486
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	391,619
	Tibet Summit Resources Co. Ltd., Class A	56,900	166,217
	Tingyi Cayman Islands Holding Corp.	2,898,000	5,289,315
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	186,671
	Tofflon Science & Technology Group Co. Ltd., Class A	27,400	144,329
	TongFu Microelectronics Co. Ltd., Class A	167,000	331,576
	Tongkun Group Co. Ltd., Class A	157,809	361,290
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,091,500	570,516
	Tongwei Co. Ltd., Class A	209,300	1,289,738
*	Topchoice Medical Corp., Class A	13,300	257,122
Ω	Topsports International Holdings Ltd.	979,000	748,789
	Transfar Zhilian Co. Ltd., Class A	287,626	273,454
	TravelSky Technology Ltd., Class H	183,000	276,362
	Trina Solar Co. Ltd., Class A	26,178	198,550
*	Trip.com Group Ltd., ADR	442,202	10,458,077
# *	Trip.com Group Ltd.	99,700	2,354,279
	Tsingtao Brewery Co. Ltd., Class H	568,000	4,598,618
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	27,000	745,983
	Unisplendour Corp. Ltd., Class A	164,160	421,011
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	211,900	385,779
*	Vipshop Holdings Ltd., ADR	720,998	5,522,845
	Walvax Biotechnology Co. Ltd., Class A	55,500	445,826
*	Wanda Film Holding Co. Ltd., Class A	68,700	118,273
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,384,436
	Want Want China Holdings Ltd.	8,035,000	7,252,922
# *	Weibo Corp., Sponsored ADR	113,478	2,625,881
	Weichai Power Co. Ltd., Class H	2,877,800	4,020,018
	Weihai Guangwei Composites Co. Ltd., Class A	41,729	313,695
*	Wens Foodstuffs Group Co. Ltd., Class A	229,780	648,759
	Western Securities Co. Ltd., Class A	340,300	319,557
	Western Superconducting Technologies Co. Ltd., Class A	28,884	355,182
	Westone Information Industry, Inc., Class A	39,800	189,924
	Wharf Holdings Ltd.	847,000	2,481,625
	Will Semiconductor Co. Ltd., Class A	40,312	909,063
	Wingtech Technology Co. Ltd., Class A	32,700	321,770

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Winning Health Technology Group Co. Ltd., Class A	183,700	$219,926
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	458,607
	Wuhan Guide Infrared Co. Ltd., Class A	107,744	250,123
	Wuliangye Yibin Co. Ltd., Class A	174,006	4,252,528
	WUS Printed Circuit Kunshan Co. Ltd., Class A	53,900	105,299
Ω	WuXi AppTec Co. Ltd., Class H	115,660	1,573,183
* Ω	Wuxi Biologics Cayman, Inc.	981,500	7,244,265
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	116,797
	Wuxi Shangji Automation Co. Ltd., Class A	27,700	508,120
	XCMG Construction Machinery Co. Ltd., Class A	472,203	353,602
	Xiamen C&D, Inc., Class A	153,900	336,317
	Xiamen Faratronic Co. Ltd., Class A	12,100	266,177
	Xiamen Intretech, Inc., Class A	78,460	243,051
	Xiamen Tungsten Co. Ltd., Class A	178,680	423,319
	Xi’an Triangle Defense Co. Ltd., Class A	21,300	124,607
	Xianhe Co. Ltd., Class A	15,100	45,111
* Ω	Xiaomi Corp., Class B	14,646,400	22,296,774
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	935,559	1,329,752
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	224,500	250,312
	Xinyi Solar Holdings Ltd.	4,907,103	7,294,039
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	30,600	315,599
#	Yankuang Energy Group Co. Ltd., Class H	2,234,000	6,302,487
	Yantai Eddie Precision Machinery Co. Ltd., Class A	68,061	196,924
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	56,455	263,663
	Yealink Network Technology Corp. Ltd., Class A	41,840	490,863
	Yifeng Pharmacy Chain Co. Ltd., Class A	58,834	326,882
	Yintai Gold Co. Ltd., Class A	343,617	484,506
	Yonghui Superstores Co. Ltd., Class A	592,400	396,305
	YongXing Special Materials Technology Co. Ltd., Class A	15,300	237,268
	Yonyou Network Technology Co. Ltd., Class A	83,500	240,110
	Youngor Group Co. Ltd., Class A	543,304	560,949
	YTO Express Group Co. Ltd., Class A	267,800	724,855
	Yum China Holdings, Inc.	486,087	20,318,437
	Yunda Holding Co. Ltd., Class A	217,790	505,277
*	Yunnan Aluminium Co. Ltd., Class A	373,200	583,581
	Yunnan Baiyao Group Co. Ltd., Class A	39,100	450,550
	Yunnan Energy New Material Co. Ltd., Class A	23,485	715,294
*	Yunnan Tin Co. Ltd., Class A	179,800	484,276
#	Zai Lab Ltd.	181,500	739,596
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,154,342
	Zhefu Holding Group Co. Ltd., Class A	607,423	410,266
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	329,048
	Zhejiang China Commodities City Group Co. Ltd., Class A	644,379	495,672
	Zhejiang Chint Electrics Co. Ltd., Class A	141,884	694,909
	Zhejiang Dahua Technology Co. Ltd., Class A	297,413	747,248
	Zhejiang Dingli Machinery Co. Ltd., Class A	52,170	292,538
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	117,479
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	172,140	394,876
	Zhejiang Huayou Cobalt Co. Ltd., Class A	32,986	407,405
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	408,699
	Zhejiang Juhua Co. Ltd., Class A	252,100	430,814
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	482,112
	Zhejiang NHU Co. Ltd., Class A	279,540	1,130,692
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	88,490	222,713
	Zhejiang Supor Co. Ltd., Class A	69,903	581,580
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	117,893	436,437
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	204,734	587,061
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,300	218,590
*	Zhejiang Yongtai Technology Co. Ltd., Class A	33,000	124,457

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zheshang Securities Co. Ltd., Class A	270,063	$373,815
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	374,400	1,287,315
	Zhongji Innolight Co. Ltd., Class A	55,527	256,756
	Zhongjin Gold Corp. Ltd., Class A	428,700	469,271
	Zhongsheng Group Holdings Ltd.	522,000	3,449,280
	Zhuzhou CRRC Times Electric Co.	640,300	2,517,193
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	33,500	255,886
	Zhuzhou Kibing Group Co. Ltd., Class A	352,001	586,250
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	348,460	372,641
	Zijin Mining Group Co. Ltd., Class H	3,457,000	5,033,765
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,907,800	1,115,501
	ZTE Corp., Class H	1,033,085	2,169,071
	ZTO Express Cayman, Inc., ADR	420,808	11,576,428

TOTAL CHINA			1,348,102,448

COLOMBIA — (0.2%)
*	BAC Holding International Corp.	7,858,220	570,604
	Banco de Bogota SA	48,359	616,645
	Bancolombia SA, Sponsored ADR	47,013	1,822,694
	Bancolombia SA	119,772	1,174,722
*	Corp. Financiera Colombiana SA	7,235	53,010
#	Ecopetrol SA, Sponsored ADR	1,787	29,003
	Ecopetrol SA	2,348,250	1,902,094
	Grupo Argos SA	383,393	1,394,861
	Grupo Aval Acciones y Valores SA, ADR	10,320	43,138
	Grupo Energia Bogota SA ESP	542,617	345,476
	Interconexion Electrica SA ESP	288,906	1,588,326

TOTAL COLOMBIA			9,540,573

CZECH REPUBLIC — (0.2%)
	CEZ AS	119,036	5,102,546
	Komercni Banka AS	66,488	2,183,460
Ω	Moneta Money Bank AS	421,608	1,578,566

TOTAL CZECH REPUBLIC			8,864,572

EGYPT — (0.1%)
	Commercial International Bank Egypt SAE,GDR	1,040,364	2,338,710

GREECE — (0.3%)
*	Alpha Services & Holdings SA	1,421,652	1,600,272
*	Eurobank Ergasias Services & Holdings SA, Class A	1,373,666	1,419,745
* †† ^	FF Group	12,618	11,980
	Hellenic Petroleum Holdings SA	55,373	418,436
	Hellenic Telecommunications Organization SA	158,506	3,049,347
	JUMBO SA	88,009	1,426,438
*	LAMDA Development SA	7,667	52,181
	Motor Oil Hellas Corinth Refineries SA	69,339	1,096,954
	Mytilineos SA	75,194	1,392,432
*	National Bank of Greece SA	369,893	1,467,172
	OPAP SA	106,757	1,582,393
*	Piraeus Financial Holdings SA	199,036	287,341
*	Public Power Corp. SA	51,502	412,341
	Terna Energy SA	49,394	923,166

TOTAL GREECE			15,140,198

HONG KONG — (0.0%)
* Ω	ESR Cayman Ltd.	4,800	14,571

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	921,514	$7,813,623
# *	OTP Bank Nyrt	125,820	3,753,137
	Richter Gedeon Nyrt	79,025	1,576,713

TOTAL HUNGARY			13,143,473

INDIA — (15.3%)
	Aarti Industries Ltd.	231,928	2,667,622
	ABB India Ltd.	32,057	878,430
	ACC Ltd.	114,713	3,478,941
	Adani Enterprises Ltd.	145,024	4,399,791
*	Adani Green Energy Ltd.	150,430	5,619,956
	Adani Ports & Special Economic Zone Ltd.	474,086	5,269,228
*	Adani Power Ltd.	748,312	2,733,616
	Adani Total Gas Ltd.	65,014	2,087,250
*	Adani Transmission Ltd.	294,174	10,597,824
*	Aditya Birla Capital Ltd.	391,081	610,496
	Alkem Laboratories Ltd.	29,746	1,265,060
	Ambuja Cements Ltd.	705,691	3,412,693
	Apollo Hospitals Enterprise Ltd.	70,201	4,052,012
	Ashok Leyland Ltd.	1,315,356	2,160,862
	Asian Paints Ltd.	220,693	9,308,726
	Astral Ltd.	74,861	2,094,410
	Atul Ltd.	2,391	276,690
* Ω	AU Small Finance Bank Ltd.	87,115	1,567,723
	Aurobindo Pharma Ltd.	664,252	5,423,984
* Ω	Avenue Supermarts Ltd.	53,575	2,735,691
*	Axis Bank Ltd.	1,712,310	16,172,175
	Bajaj Auto Ltd.	60,754	2,952,997
	Bajaj Finance Ltd.	105,376	9,074,423
	Bajaj Finserv Ltd.	15,901	3,062,278
	Bajaj Holdings & Investment Ltd.	57,055	3,858,461
	Balkrishna Industries Ltd.	125,417	3,478,450
Ω	Bandhan Bank Ltd.	603,569	2,610,244
*	Bank of Baroda	1,122,908	1,637,248
	Berger Paints India Ltd.	161,854	1,518,318
	Bharat Electronics Ltd.	2,181,001	6,726,203
	Bharat Forge Ltd.	269,138	2,453,470
	Bharat Petroleum Corp. Ltd.	408,182	1,921,687
*	Bharti Airtel Ltd.	1,493,167	14,340,095
*	Biocon Ltd.	389,967	1,880,397
	Bosch Ltd.	5,993	1,131,051
	Britannia Industries Ltd.	50,555	2,163,333
*	Canara Bank	364,746	1,082,617
	Cholamandalam Investment & Finance Co. Ltd.	625,261	6,038,432
	Cipla Ltd.	657,406	8,380,270
	Coal India Ltd.	765,174	1,814,445
	Coforge Ltd.	20,972	1,141,725
	Colgate-Palmolive India Ltd.	122,914	2,659,693
	Container Corp. of India Ltd.	271,569	2,289,741
	Crompton Greaves Consumer Electricals Ltd.	170,496	852,067
	Cummins India Ltd.	20,735	277,924
	Dabur India Ltd.	338,762	2,454,853
	Dalmia Bharat Ltd.	44,184	872,967
	Deepak Nitrite Ltd.	65,834	1,978,447
	Divi’s Laboratories Ltd.	61,792	3,603,246
	Dixon Technologies India Ltd.	2,979	168,595
	DLF Ltd.	530,091	2,541,313
Ω	Dr Lal PathLabs Ltd.	13,101	443,253
	Dr Reddy’s Laboratories Ltd., ADR	94,524	5,074,048

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dr Reddy’s Laboratories Ltd.	28,106	$1,515,958
	Edelweiss Financial Services Ltd.	37,563	29,244
	Eicher Motors Ltd.	93,424	3,188,968
	GAIL India Ltd.	1,398,546	2,892,157
	GAIL India Ltd., GDR	102,368	1,259,068
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	665,669
*	Godrej Consumer Products Ltd.	300,634	3,051,430
*	Godrej Properties Ltd.	75,574	1,533,731
	Grasim Industries Ltd.	280,292	6,134,469
	Gujarat Fluorochemicals Ltd.	6,283	228,844
	Gujarat Gas Ltd.	139,066	872,384
	Havells India Ltd.	137,674	2,340,169
	HCL Technologies Ltd.	708,997	9,990,863
Ω	HDFC Asset Management Co. Ltd.	43,474	1,148,452
	HDFC Bank Ltd.	1,512,827	27,070,773
Ω	HDFC Life Insurance Co. Ltd.	220,030	1,666,065
	Hero MotoCorp Ltd.	157,609	5,104,217
	Hindalco Industries Ltd.	2,222,008	13,855,144
	Hindustan Aeronautics Ltd.	60,847	1,260,192
	Hindustan Petroleum Corp. Ltd.	614,890	2,167,095
	Hindustan Unilever Ltd.	489,606	14,289,465
	Hitachi Energy India Ltd.	8,507	349,366
	Honeywell Automation India Ltd.	1,607	836,487
	Housing Development Finance Corp. Ltd.	698,934	20,141,183
#	ICICI Bank Ltd., Sponsored ADR	649,989	12,375,781
	ICICI Bank Ltd.	1,390,129	13,358,901
Ω	ICICI Lombard General Insurance Co. Ltd.	126,195	2,105,065
Ω	ICICI Prudential Life Insurance Co. Ltd.	196,682	1,341,215
*	IDFC First Bank Ltd.	2,392,328	1,220,591
	IIFL Wealth Management Ltd.	2,009	44,358
	Indian Hotels Co. Ltd.	127,866	422,817
	Indian Oil Corp. Ltd.	931,956	1,524,590
*	Indian Overseas Bank	1,569,149	368,890
	Indian Railway Catering & Tourism Corp. Ltd.	286,116	2,757,770
	Indraprastha Gas Ltd.	248,390	1,140,967
*	Indus Towers Ltd.	1,056,099	2,881,435
	IndusInd Bank Ltd.	317,938	4,017,277
	Info Edge India Ltd.	41,683	2,517,609
	Infosys Ltd., Sponsored ADR	500,328	9,941,517
	Infosys Ltd.	1,779,532	36,076,450
* Ω	InterGlobe Aviation Ltd.	38,619	933,008
	Ipca Laboratories Ltd.	57,338	755,857
	ITC Ltd.	1,903,270	6,413,573
	Jindal Steel & Power Ltd.	718,998	5,020,562
	JSW Energy Ltd.	276,086	1,152,075
	JSW Steel Ltd.	1,441,825	13,553,598
	Jubilant Foodworks Ltd.	480,298	3,384,299
	Kansai Nerolac Paints Ltd.	142,647	872,298
	Kotak Mahindra Bank Ltd.	451,517	10,464,881
Ω	L&T Technology Services Ltd.	29,195	1,539,856
Ω	Larsen & Toubro Infotech Ltd.	33,134	2,069,401
	Larsen & Toubro Ltd.	399,646	8,807,347
Ω	Laurus Labs Ltd.	355,427	2,691,690
	Lupin Ltd.	303,782	2,946,323
	Mahindra & Mahindra Ltd.	905,189	10,866,746
	Marico Ltd.	579,820	3,935,981
	Maruti Suzuki India Ltd.	55,733	5,555,377
*	Max Financial Services Ltd.	154,648	1,519,702
*	Max Healthcare Institute Ltd.	201,238	1,075,746

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Minda Industries Ltd.	34,503	$410,377
	Mindtree Ltd.	77,849	3,566,184
	Motherson Sumi Systems Ltd.	1,325,504	2,365,042
*	Motherson Sumi Wiring India Ltd.	1,325,505	1,196,452
	Mphasis Ltd.	132,029	4,834,236
	MRF Ltd.	2,316	2,189,740
	Muthoot Finance Ltd.	242,710	3,978,075
	Nestle India Ltd.	20,232	4,816,152
	NHPC Ltd.	454,711	196,323
	NMDC Ltd.	1,251,805	2,594,514
	NTPC Ltd.	1,541,570	3,135,946
*	Oberoi Realty Ltd.	32,867	408,067
	Oil & Natural Gas Corp. Ltd.	877,425	1,817,246
	Oil India Ltd.	1	3
	Oracle Financial Services Software Ltd.	30,804	1,435,157
	Page Industries Ltd.	7,882	4,683,320
	Persistent Systems Ltd.	21,688	1,216,491
	Petronet LNG Ltd.	1,564,099	4,140,805
	PI Industries Ltd.	68,216	2,516,706
	Pidilite Industries Ltd.	87,949	2,781,547
	Piramal Enterprises Ltd.	117,594	3,305,638
	Power Finance Corp. Ltd.	1,995,257	3,052,523
	Power Grid Corp. of India Ltd.	1,622,745	4,849,944
	Procter & Gamble Hygiene & Health Care Ltd.	10,908	2,001,110
*	Punjab National Bank	1,966,565	892,919
	REC Ltd.	1,264,082	2,087,553
	Relaxo Footwears Ltd.	17,122	241,140
	Reliance Industries Ltd.	1,478,942	53,767,136
	SBI Cards & Payment Services Ltd.	79,899	858,828
Ω	SBI Life Insurance Co. Ltd.	169,596	2,433,758
	Schaeffler India Ltd.	1,654	49,393
	Shree Cement Ltd.	10,021	3,359,875
	Shriram Transport Finance Co. Ltd.	272,491	4,226,732
	Siemens Ltd.	33,599	993,865
	SRF Ltd.	163,696	5,339,274
	State Bank of India	933,814	5,992,707
	State Bank of India, GDR	3,115	200,918
	Steel Authority of India Ltd.	2,121,964	2,644,645
	Sun Pharmaceutical Industries Ltd.	730,482	8,842,894
	Sundaram Finance Holdings Ltd.	40,687	40,607
	Sundaram Finance Ltd.	3,637	95,197
	Supreme Industries Ltd.	12,166	308,801
	Tata Communications Ltd.	108,655	1,545,902
	Tata Consultancy Services Ltd.	572,990	26,417,833
	Tata Consumer Products Ltd.	546,708	5,862,237
	Tata Elxsi Ltd.	27,947	2,796,924
# *	Tata Motors Ltd., Sponsored ADR	47,265	1,333,346
*	Tata Motors Ltd.	2,234,196	12,624,409
	Tata Power Co. Ltd.	1,174,757	3,680,760
	Tata Steel Ltd.	1,167,525	19,153,937
*	Tata Teleservices Maharashtra Ltd.	108,469	202,022
	Tech Mahindra Ltd.	590,572	9,611,970
	Titan Co. Ltd.	173,905	5,567,452
	Torrent Pharmaceuticals Ltd.	76,085	2,795,668
	Trent Ltd.	69,146	1,097,913
	Trident Ltd.	28,354	19,218
	Tube Investments of India Ltd.	18,925	459,807
	TVS Motor Co. Ltd.	144,506	1,232,062
	UltraTech Cement Ltd.	49,392	4,244,018

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	United Breweries Ltd.	45,973	$953,923
*	United Spirits Ltd.	259,011	2,904,387
	UPL Ltd.	1,094,744	11,761,039
	Varun Beverages Ltd.	166,467	2,352,032
	Vedanta Ltd.	1,576,254	8,312,896
*	Vodafone Idea Ltd.	7,119,524	877,946
	Voltas Ltd.	177,112	2,898,807
	Wipro Ltd.	857,062	5,622,378
	Zee Entertainment Enterprises Ltd.	7,924	25,421
	Zydus Lifesciences Ltd.	417,831	1,912,741

TOTAL INDIA			774,675,305

INDONESIA — (2.1%)
	Adaro Energy Tbk PT	26,638,800	6,086,298
	Aneka Tambang Tbk	7,413,500	1,324,874
	Astra International Tbk PT	11,767,410	6,144,253
	Bank Central Asia Tbk PT	32,282,500	18,106,338
*	Bank Jago Tbk PT	1,322,500	1,062,278
	Bank Mandiri Persero Tbk PT	9,252,634	5,681,438
	Bank Negara Indonesia Persero Tbk PT	5,902,722	3,728,454
	Bank Rakyat Indonesia Persero Tbk PT	32,854,576	10,946,718
*	Bank Syariah Indonesia Tbk PT	2,869,000	311,887
	Barito Pacific Tbk PT	19,842,800	1,159,452
	Bukit Asam Tbk PT	4,736,900	1,239,826
	Charoen Pokphand Indonesia Tbk PT	6,994,500	2,479,666
*	Elang Mahkota Teknologi Tbk PT	11,447,600	2,357,127
	Gudang Garam Tbk PT	780,300	1,651,085
	Indah Kiat Pulp & Paper Tbk PT	4,368,100	2,276,576
	Indocement Tunggal Prakarsa Tbk PT	1,710,200	1,232,499
	Indofood CBP Sukses Makmur Tbk PT	2,198,600	1,156,622
	Indofood Sukses Makmur Tbk PT	8,890,300	3,868,608
	Indosat Tbk PT	968,600	467,976
*	Jasa Marga Persero Tbk PT	653,413	181,270
	Kalbe Farma Tbk PT	31,541,900	3,569,210
	Mayora Indah Tbk PT	7,610,825	917,227
*	Merdeka Copper Gold Tbk PT	4,502,095	1,640,688
	Mitra Keluarga Karyasehat Tbk PT	3,896,600	681,205
	MNC Studios International Tbk PT	138,300	54,085
*	Perusahaan Gas Negara Tbk PT	9,214,200	917,287
	Sarana Menara Nusantara Tbk PT	35,447,000	2,468,010
	Semen Indonesia Persero Tbk PT	4,724,500	2,084,781
	Sinar Mas Agro Resources & Technology Tbk PT	1,019,900	323,092
*	Smartfren Telecom Tbk PT	100,723,200	576,079
	Sumber Alfaria Trijaya Tbk PT	11,117,200	1,311,482
	Telkom Indonesia Persero Tbk PT	22,978,700	7,315,513
	Tower Bersama Infrastructure Tbk PT	10,079,400	2,092,752
*	Transcoal Pacific Tbk PT	993,300	680,686
	Unilever Indonesia Tbk PT	4,594,500	1,229,781
	United Tractors Tbk PT	3,132,496	6,536,575
	Vale Indonesia Tbk PT	3,373,000	1,691,785
	XL Axiata Tbk PT	6,670,600	1,468,316

TOTAL INDONESIA			107,021,799

MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd	382,100	330,681
*	AMMB Holdings Bhd	2,136,259	1,804,047
	Astro Malaysia Holdings Bhd	566,000	129,911
	Axiata Group Bhd	1,981,532	1,592,637

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Batu Kawan Bhd	110,600	$738,339
	BIMB Holdings Bhd	1,065,155	708,478
#	Bursa Malaysia Bhd	325,200	521,336
#	Carlsberg Brewery Malaysia Bhd, Class B	139,000	705,356
	CIMB Group Holdings Bhd	2,885,948	3,439,946
#	D&O Green Technologies Bhd	461,100	406,446
#	Dialog Group Bhd	1,590,518	909,533
#	DiGi.Com Bhd	2,053,220	1,795,295
#	Fraser & Neave Holdings Bhd	157,800	831,656
	Frontken Corp. Bhd	493,100	307,338
	Gamuda Bhd	2,133,770	1,815,141
	Genting Bhd	1,808,100	1,913,612
	Genting Malaysia Bhd	2,150,900	1,495,134
	Genting Plantations Bhd	266,300	555,545
# *	Greatech Technology Bhd	373,400	336,305
#	HAP Seng Consolidated Bhd	843,800	1,447,724
	Hartalega Holdings Bhd	1,344,100	1,357,647
#	Heineken Malaysia Bhd	135,700	737,051
	Hong Leong Bank Bhd	259,166	1,243,810
	Hong Leong Financial Group Bhd	411,483	1,828,114
# *	Hong Seng Consolidated Bhd	401,700	235,073
	IHH Healthcare Bhd	527,100	795,040
	IJM Corp. Bhd	1,699,200	715,321
	Inari Amertron Bhd	1,555,700	997,032
	IOI Corp. Bhd	1,311,605	1,405,591
	IOI Properties Group Bhd	1,450,429	339,450
#	Kossan Rubber Industries	1,749,400	738,879
	Kuala Lumpur Kepong Bhd	301,046	2,040,921
# Ω	Lotte Chemical Titan Holding Bhd	640,600	321,475
	Malayan Banking Bhd	2,444,302	5,083,705
*	Malaysia Airports Holdings Bhd	1,148,041	1,804,620
	Malaysian Pacific Industries Bhd	52,800	376,099
	Maxis Bhd	1,442,700	1,254,141
	MISC Bhd	629,598	1,126,394
#	My EG Services Bhd	5,206,634	1,114,940
	Nestle Malaysia Bhd	43,200	1,320,413
	Petronas Chemicals Group Bhd	1,202,900	2,817,492
	Petronas Dagangan Bhd	165,700	824,805
	Petronas Gas Bhd	397,700	1,549,200
	PPB Group Bhd	458,980	1,811,677
	Press Metal Aluminium Holdings Bhd	1,853,900	2,541,545
	Public Bank Bhd	8,500,670	9,136,915
	QL Resources Bhd	902,185	1,060,409
	RHB Bank Bhd	2,131,992	3,054,466
	Scientex Bhd	238,300	208,281
	Sime Darby Bhd	4,489,961	2,399,943
	Sime Darby Plantation Bhd	1,162,321	1,394,515
	SP Setia Bhd Group	188,300	50,413
#	Sunway Bhd	2,075,382	867,066
	Telekom Malaysia Bhd	508,864	580,971
#	Tenaga Nasional Bhd	985,950	2,046,183
	TIME dotCom Bhd	784,200	800,002
#	Top Glove Corp. Bhd	3,944,900	1,523,877
#	Unisem M Bhd	333,200	218,672
	United Plantations Bhd	96,800	348,779
	UWC BHD	212,000	153,397
	ViTrox Corp. Bhd	179,800	309,576
	VS Industry Bhd	468,500	106,401
	Westports Holdings Bhd	669,000	604,608

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Yinson Holdings Bhd	1,016,600	$570,004
	YTL Corp. Bhd	6,778,412	984,923

TOTAL MALAYSIA			82,584,296

MEXICO — (2.2%)
	Alfa SAB de CV, Class A	8,597,258	5,788,662
	America Movil SAB de CV	20,743,100	20,228,245
	America Movil SAB de CV, Sponsored ADR, Class L	44,899	872,388
	Arca Continental SAB de CV	368,914	2,344,208
	Becle SAB de CV	199,974	498,404
*	Cemex SAB de CV	11,428,443	5,045,955
*	Cemex SAB de CV, Sponsored ADR	27,210	119,724
	Coca-Cola Femsa SAB de CV, Sponsored ADR	10,141	553,699
	Coca-Cola Femsa SAB de CV	415,925	2,269,942
	El Puerto de Liverpool SAB de CV, Class C1	127,398	645,402
	Fomento Economico Mexicano SAB de CV	787,704	5,891,616
#	Gruma SAB de CV, Class B	268,787	3,201,235
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,584	704,973
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	157,571	2,427,519
	Grupo Aeroportuario del Sureste SAB de CV, ADR	10,074	2,198,348
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	65,202
	Grupo Bimbo SAB de CV, Class A	1,392,062	4,286,049
#	Grupo Carso SAB de CV	605,343	1,972,968
#	Grupo Elektra SAB de CV	61,071	3,615,239
	Grupo Financiero Banorte SAB de CV, Class O	1,089,556	7,181,304
# *	Grupo Financiero Inbursa SAB de CV, Class O	2,229,214	3,787,364
	Grupo Mexico SAB de CV, Class B	2,339,361	10,958,249
#	Grupo Televisa SAB, Sponsored ADR	158,178	1,459,983
	Grupo Televisa SAB	3,411,239	6,333,857
	Industrias Penoles SAB de CV	201,567	2,217,815
#	Kimberly-Clark de Mexico SAB de CV, Class A	1,548,097	2,154,507
	Orbia Advance Corp. SAB de CV	2,274,000	5,467,005
	Organizacion Soriana SAB de CV, Class B	556,797	648,025
	Wal-Mart de Mexico SAB de CV	2,505,757	8,881,553

TOTAL MEXICO			111,819,440

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	42,218	80,636
#	Cementos Pacasmayo SAA, ADR	16,821	98,489
#	Cia de Minas Buenaventura SAA, ADR	86,204	813,766
	Credicorp Ltd.	39,944	5,547,822

TOTAL PERU			6,540,713

PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	1,265,320	1,228,112
	Aboitiz Power Corp.	1,440,600	883,631
	AC Energy Corp.	2,322,300	319,511
	Alliance Global Group, Inc.	164,500	37,102
	Ayala Corp.	114,302	1,608,313
	Ayala Land, Inc.	3,503,318	2,138,316
	Bank of the Philippine Islands	1,852,052	3,359,470
	BDO Unibank, Inc.	1,553,962	3,839,946
	Emperador, Inc.	1,893,100	704,983
* †† ^	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	16,290	708,210
	GT Capital Holdings, Inc.	55,326	531,046
	International Container Terminal Services, Inc.	623,010	2,558,073
	JG Summit Holdings, Inc.	2,907,399	3,092,879

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Jollibee Foods Corp.	340,410	$1,398,392
	Manila Electric Co.	109,980	740,357
	Metro Pacific Investments Corp.	5,864,700	424,166
	Metropolitan Bank & Trust Co.	2,721,908	2,650,557
	PLDT, Inc., Sponsored ADR	34,739	1,235,319
	PLDT, Inc.	102,335	3,641,313
	Puregold Price Club, Inc.	195,100	122,926
	Robinsons Land Corp.	546,282	198,427
	San Miguel Corp.	1,311,870	2,671,712
	San Miguel Food & Beverage, Inc.	85,800	101,967
	SM Investments Corp.	102,383	1,663,521
	SM Prime Holdings, Inc.	4,214,410	2,809,124
	Union Bank of the Philippines	1,500	2,094
	Universal Robina Corp.	775,650	1,517,360
	Wilcon Depot, Inc.	236,600	126,711

TOTAL PHILIPPINES			40,313,538

POLAND — (0.7%)
*	Alior Bank SA	16,051	131,038
# * Ω	Allegro.eu SA	59,710	307,117
*	AmRest Holdings SE	120	472
	Asseco Poland SA	37,582	660,402
	Bank Handlowy w Warszawie SA	13,129	176,886
# *	Bank Millennium SA	363,645	411,963
	Bank Polska Kasa Opieki SA	130,480	2,867,332
	Budimex SA	3,219	148,147
#	CD Projekt SA	68,154	1,844,580
	Cyfrowy Polsat SA	249,518	1,358,701
* Ω	Dino Polska SA	30,321	1,961,519
*	Grupa Lotos SA	160,600	2,497,260
	ING Bank Slaski SA	22,435	992,665
	Inter Cars SA	114	10,510
	KGHM Polska Miedz SA	126,976	4,107,447
	LPP SA	578	1,221,418
*	mBank SA	21,232	1,421,092
*	Orange Polska SA	653,211	998,433
*	PGE Polska Grupa Energetyczna SA	1,129,625	2,512,211
	Polski Koncern Naftowy Orlen SA	321,662	5,434,298
	Polskie Gornictwo Naftowe i Gazownictwo SA	904,182	1,266,819
*	Powszechna Kasa Oszczednosci Bank Polski SA	336,889	2,486,423
	Powszechny Zaklad Ubezpieczen SA	378,598	2,617,529
	Santander Bank Polska SA	20,983	1,277,830

TOTAL POLAND			36,712,092

QATAR — (0.9%)
	Commercial Bank PSQC	854,928	1,797,200
	Industries Qatar QSC	490,951	2,531,921
	Masraf Al Rayan QSC	1,813,361	2,686,882
	Mesaieed Petrochemical Holding Co.	3,448,812	2,439,398
	Ooredoo QPSC	1,353,316	2,785,480
	Qatar Electricity & Water Co. QSC	382,308	1,787,736
	Qatar Fuel QSC	273,469	1,377,404
	Qatar Gas Transport Co. Ltd.	3,816,139	3,580,748
	Qatar International Islamic Bank QSC	476,240	1,506,944
	Qatar Islamic Bank SAQ	1,156,093	7,770,656
	Qatar National Bank QPSC	2,466,222	15,729,544

TOTAL QATAR			43,993,913

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
RUSSIA — (0.0%)
* ††	Gazprom PJSC,Sponsored ADR	1,293,312	$0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC,ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC,GDR	15,415	0
* ††	Novolipetsk Steel PJSC,GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC	90,265	0
* ††	Polyus PJSC,GDR	20,177	0
* ††	Rosneft Oil Co. PJSC,GDR	275,526	0
* ††	Rostelecom PJSC,Sponsored ADR	88,099	0
* ††	RusHydro PJSC,ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO,GDR	67,875	0
* ††	Tatneft PJSC,Sponsored ADR	122,269	0
* ††	VK Co. Ltd., GDR	9,666	0
* ††	VTB Bank PJSC,GDR	1,705,908	0
* ††	X5 Retail Group NV, GDR	81,764	0

SAUDI ARABIA — (4.4%)
	Abdullah Al Othaim Markets Co.	53,471	1,588,010
	Advanced Petrochemical Co.	178,010	3,166,829
	Al Rajhi Bank	678,193	31,770,718
	Alinma Bank	701,335	7,693,183
	Almarai Co. JSC	208,204	2,869,545
	Arab National Bank	462,981	4,330,666
	Arabian Centres Co. Ltd.	120,619	707,727
*	Bank AlBilad	318,394	4,363,154
	Bank Al-Jazira	538,680	4,502,557
	Banque Saudi Fransi	470,724	6,763,451
	Bupa Arabia for Cooperative Insurance Co.	86,269	3,808,154
	Co. for Cooperative Insurance	54,166	985,886
*	Dar Al Arkan Real Estate Development Co.	584,678	1,673,703
	Dr Sulaiman Al Habib Medical Services Group Co.	26,930	1,429,369
*	Emaar Economic City	186,198	539,932
	Etihad Etisalat Co.	943,798	10,837,619
	Jarir Marketing Co.	73,421	3,749,292
*	Mobile Telecommunications Co. Saudi Arabia	1,069,332	3,944,310
	Mouwasat Medical Services Co.	60,535	3,867,239
*	National Industrialization Co.	358,846	1,934,086
*	Rabigh Refining & Petrochemical Co.	340,590	2,591,310
	Riyad Bank	1,036,339	11,230,893
	SABIC Agri-Nutrients Co.	114,012	4,911,477
	Sahara International Petrochemical Co.	580,178	8,690,892
*	Saudi Arabian Mining Co.	269,624	9,818,803
	Saudi Basic Industries Corp.	442,004	15,311,750
	Saudi British Bank	712,216	8,455,574
	Saudi Electricity Co.	366,509	2,626,506
	Saudi Industrial Investment Group	463,238	4,015,595
	Saudi Investment Bank (The)	391,206	2,388,647
*	Saudi Kayan Petrochemical Co.	1,644,693	8,101,351
	Saudi National Bank	1,091,357	22,874,637
*	Saudi Research & Media Group	46,206	3,226,903
	Saudi Telecom Co.	403,000	12,392,470
	Savola Group	305,124	2,884,532
	Southern Province Cement Co.	92,925	1,645,738
	Yanbu National Petrochemical Co.	230,735	3,729,376

TOTAL SAUDI ARABIA			225,421,884

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (4.0%)
	Absa Group Ltd.	822,531	$8,886,267
	African Rainbow Minerals Ltd.	18,080	299,146
	Anglo American Platinum Ltd.	30,706	3,394,330
	AngloGold Ashanti Ltd., Sponsored ADR	438,837	8,961,052
	Aspen Pharmacare Holdings Ltd.	465,936	4,985,470
	Bid Corp. Ltd.	237,682	4,991,322
	Bidvest Group Ltd.	364,485	4,996,580
	Capitec Bank Holdings Ltd.	41,839	5,840,292
	Clicks Group Ltd.	277,963	5,470,191
*	Discovery Ltd.	547,181	5,253,830
#	Exxaro Resources Ltd.	326,361	4,663,756
	FirstRand Ltd.	2,693,023	11,597,988
	Gold Fields Ltd., Sponsored ADR	867,573	11,651,505
	Impala Platinum Holdings Ltd.	905,156	11,708,569
	Investec Ltd.	262,805	1,593,546
	Kumba Iron Ore Ltd.	34,502	1,145,414
	Mr Price Group Ltd.	256,073	3,470,851
	MTN Group Ltd.	2,050,540	21,748,016
	MultiChoice Group	429,429	3,503,147
	Naspers Ltd., Class N	44,930	4,531,457
	Nedbank Group Ltd.	599,588	8,372,869
	NEPI Rockcastle PLC	331,326	2,027,222
	Ninety One Ltd.	189,576	609,495
*	Northam Platinum Holdings Ltd.	303,245	3,614,479
#	Old Mutual Ltd.	7,858,201	6,304,234
Ω	Pepkor Holdings Ltd.	501,972	676,886
	Sanlam Ltd.	1,640,210	6,794,636
# *	Sasol Ltd., Sponsored ADR	620,870	15,062,306
	Shoprite Holdings Ltd.	341,834	4,937,461
	Sibanye Stillwater Ltd.	2,317,163	8,016,576
#	Sibanye Stillwater Ltd., ADR	214,816	2,951,572
	Standard Bank Group Ltd.	763,379	8,089,913
	Vodacom Group Ltd.	315,489	3,030,196
	Woolworths Holdings Ltd.	1,130,428	4,231,803

TOTAL SOUTH AFRICA			203,412,377

SOUTH KOREA — (12.5%)
*	Alteogen, Inc.	15,144	682,959
#	Amorepacific Corp.	19,398	2,760,447
	Amorepacific Group	32,258	1,269,068
	BGF retail Co. Ltd.	9,471	1,354,737
	BNK Financial Group, Inc.	310,932	1,928,409
	Celltrion Healthcare Co. Ltd.	32,799	1,651,788
*	Celltrion Pharm, Inc.	11,394	828,119
	Celltrion, Inc.	41,152	5,694,400
	Cheil Worldwide, Inc.	69,463	1,386,815
#	Chunbo Co. Ltd.	2,514	545,811
	CJ CheilJedang Corp.	11,858	3,728,994
	CJ Corp.	23,149	1,581,572
	CJ ENM Co. Ltd.	18,787	1,886,953
*	CJ Logistics Corp.	12,076	1,169,350
	Com2uSCorp.	2,949	219,123
	Coway Co. Ltd.	63,619	3,563,306
#	CS Wind Corp.	16,801	786,028
*	Daewoo Engineering & Construction Co. Ltd.	255,894	1,356,528
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	71,856	1,481,382
#	DB HiTek Co. Ltd.	40,443	2,121,156
	DB Insurance Co. Ltd.	108,717	5,806,190
#	DL E&C Co. Ltd.	57,621	2,710,022

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DL Holdings Co. Ltd.	17,437	$849,831
	Dongjin Semichem Co. Ltd.	23,898	704,243
	Dongkuk Steel Mill Co. Ltd.	11,358	166,088
	Dongsuh Cos., Inc.	23,600	498,450
	Doosan Bobcat, Inc.	59,853	1,944,813
*	Doosan Enerbility	503,665	8,013,386
# *	Doosan Fuel Cell Co. Ltd.	28,267	768,017
	Douzone Bizon Co. Ltd.	12,968	415,098
#	Ecopro BM Co. Ltd.	4,075	1,505,477
	E-MART, Inc.	19,906	2,059,839
	Fila Holdings Corp.	58,576	1,496,674
*	Genexine, Inc.	6,682	211,605
	Green Cross Corp.	4,475	664,231
	GS Engineering & Construction Corp.	98,103	3,230,503
	GS Holdings Corp.	66,891	2,310,656
	GS Retail Co. Ltd.	60,832	1,377,001
	Hana Financial Group, Inc.	337,861	12,543,667
*	Hanjin Kal Corp.	6,881	311,170
	Hankook Tire & Technology Co. Ltd.	109,620	3,008,714
	Hanmi Pharm Co. Ltd.	3,574	882,305
	Hanmi Science Co. Ltd.	7,614	307,042
	Hanon Systems	199,212	1,782,737
#	Hansol Chemical Co. Ltd.	9,131	1,756,843
	Hanssem Co. Ltd.	8,117	501,835
#	Hanwha Aerospace Co. Ltd.	44,162	1,848,094
	Hanwha Corp.	56,544	1,335,868
*	Hanwha Life Insurance Co. Ltd.	349,192	809,166
# *	Hanwha Solutions Corp.	159,710	4,014,141
	HD Hyundai Co. Ltd.	50,425	2,315,545
#	Hite Jinro Co. Ltd.	24,304	715,109
*	HLB, Inc.	63,504	1,545,672
#	HMM Co. Ltd.	306,607	6,796,160
#	Hotel Shilla Co. Ltd.	17,003	1,082,019
*	Hugel, Inc.	3,673	361,580
*	HYBE Co. Ltd.	3,791	744,506
#	Hyosung Advanced Materials Corp.	2,410	897,104
	Hyosung Corp.	9,034	591,594
	Hyosung TNC Corp.	2,817	910,221
	Hyundai Autoever Corp.	3,482	364,773
	Hyundai Department Store Co. Ltd.	6,109	363,589
*	Hyundai Doosan Infracore Co. Ltd.	223,139	1,154,244
	Hyundai Elevator Co. Ltd.	17,141	481,315
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,950,255
	Hyundai Glovis Co. Ltd.	23,532	3,855,460
	Hyundai Marine & Fire Insurance Co. Ltd.	127,359	3,282,492
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	1,038,034
	Hyundai Mobis Co. Ltd.	59,731	9,717,463
	Hyundai Motor Co.	59,619	8,649,984
*	Hyundai Rotem Co. Ltd.	47,080	701,751
	Hyundai Steel Co.	101,051	3,433,896
#	Hyundai Wia Corp.	16,610	848,018
#	Iljin Materials Co. Ltd.	12,480	855,205
	Industrial Bank of Korea	343,994	3,052,218
	Kakao Corp.	87,084	6,083,124
*	Kangwon Land, Inc.	67,758	1,423,901
	KB Financial Group, Inc.	191,744	8,920,700
	KB Financial Group, Inc., ADR	30,584	1,404,417
#	KCC Corp.	4,724	1,259,509
	KCC Glass Corp.	1,840	89,630

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KEPCO Engineering & Construction Co., Inc.	4,509	$258,789
	Kia Corp.	151,752	9,953,451
#	KIWOOM Securities Co. Ltd.	35,015	2,613,148
# *	KMW Co. Ltd.	13,691	352,541
#	Kolon Industries, Inc.	14,644	713,267
#	Korea Aerospace Industries Ltd.	53,028	1,828,385
# *	Korea Electric Power Corp., Sponsored ADR	64,227	570,336
*	Korea Electric Power Corp.	92,178	1,682,112
	Korea Gas Corp.	24,489	800,498
	Korea Investment Holdings Co. Ltd.	62,842	3,484,024
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	43,101	3,100,512
	Korea Zinc Co. Ltd.	4,721	2,155,315
*	Korean Air Lines Co. Ltd.	153,072	3,606,820
	KT Corp., Sponsored ADR	82,100	1,143,653
	KT&G Corp.	118,216	7,763,108
#	Kumho Petrochemical Co. Ltd.	35,567	4,300,591
*	L&F Co. Ltd.	8,283	1,401,350
#	LEENO Industrial, Inc.	10,832	1,501,516
	LG Chem Ltd.	28,624	11,723,386
	LG Corp.	73,098	4,221,291
#	LG Display Co. Ltd., ADR	376,225	2,419,127
#	LG Display Co. Ltd.	340,337	4,446,916
	LG Electronics, Inc.	157,679	14,280,524
	LG Household & Health Care Ltd.	5,486	3,928,966
	LG Innotek Co. Ltd.	16,572	4,496,614
	LG Uplus Corp.	502,491	5,551,115
#	Lotte Chemical Corp.	23,864	3,683,206
#	Lotte Corp.	29,812	804,275
	LOTTE Fine Chemical Co. Ltd.	11,719	752,353
#	Lotte Shopping Co. Ltd.	12,790	947,434
	LS Corp.	19,269	874,957
	LS Electric Co. Ltd.	22,156	832,125
	Macquarie Korea Infrastructure Fund	340,681	3,849,279
#	Mando Corp.	41,977	1,780,844
	Meritz Financial Group, Inc.	67,208	2,013,239
	Meritz Fire & Marine Insurance Co. Ltd.	58,746	2,055,348
#	Meritz Securities Co. Ltd.	459,960	2,377,859
	Mirae Asset Securities Co. Ltd.	456,777	2,889,419
	NAVER Corp.	36,928	8,226,044
	NCSoft Corp.	7,297	2,416,522
# Ω	Netmarble Corp.	8,792	660,879
	NH Investment & Securities Co. Ltd.	177,468	1,514,635
	NongShim Co. Ltd.	2,415	577,129
	OCI Co. Ltd.	22,783	1,882,076
	Orion Corp.	21,944	1,635,610
#	Osstem Implant Co. Ltd.	7,119	637,649
	Ottogi Corp.	1,318	488,827
	Pan Ocean Co. Ltd.	365,699	1,911,663
# *	Pearl Abyss Corp.	18,229	970,780
#	POSCO Chemical Co. Ltd.	12,539	1,324,642
	POSCO Holdings, Inc.	41,382	9,448,620
#	Posco International Corp.	84,360	1,638,285
	S-1 Corp.	18,026	982,158
* Ω	Samsung Biologics Co. Ltd.	4,684	3,089,514
	Samsung C&T Corp.	72,887	6,594,420
	Samsung Card Co. Ltd.	26,138	692,355
	Samsung Electro-Mechanics Co. Ltd.	51,069	6,610,126
	Samsung Electronics Co. Ltd.	3,140,501	167,368,431
*	Samsung Engineering Co. Ltd.	125,475	2,560,069

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Fire & Marine Insurance Co. Ltd.	40,945	$6,786,963
*	Samsung Heavy Industries Co. Ltd.	684,240	3,266,087
	Samsung Life Insurance Co. Ltd.	59,066	3,036,441
	Samsung SDI Co. Ltd.	19,354	9,219,361
	Samsung SDS Co. Ltd.	23,974	2,793,828
	Samsung Securities Co. Ltd.	74,696	2,332,895
	Seegene, Inc.	39,238	1,244,214
*	Shin Poong Pharmaceutical Co. Ltd.	17,525	418,006
	Shinhan Financial Group Co. Ltd.	380,795	12,651,777
*	Shinhan Financial Group Co. Ltd., ADR	46,849	1,532,431
	Shinsegae, Inc.	10,056	1,959,457
# *	SK Biopharmaceuticals Co. Ltd.	12,316	889,725
#	SK Chemicals Co. Ltd.	13,677	1,364,143
	SK Hynix, Inc.	372,004	32,598,002
*	SK Innovation Co. Ltd.	41,155	6,550,067
	SK Networks Co. Ltd.	242,361	925,194
	SK Telecom Co. Ltd.	14,597	658,444
	SK, Inc.	45,127	9,473,986
	SKC Co. Ltd.	15,436	1,804,122
	S-Oil Corp.	41,266	3,376,294
	Solus Advanced Materials Co. Ltd.	4,267	239,742
	Soulbrain Co. Ltd.	4,534	871,949
	Ssangyong C&E Co. Ltd.	107,296	704,151
*	Studio Dragon Corp.	9,633	632,620
	Tokai Carbon Korea Co. Ltd.	3,309	367,888
#	Wemade Co. Ltd.	8,431	500,244
	WONIK IPS Co. Ltd.	21,433	671,114
	Woori Financial Group, Inc.	563,198	6,524,886
	Youngone Corp.	13,721	517,133
#	Yuhan Corp.	28,751	1,385,067

TOTAL SOUTH KOREA			633,404,497

TAIWAN — (17.1%)
	Accton Technology Corp.	418,000	3,260,346
#	Acer, Inc.	4,172,811	3,871,352
#	Advantech Co. Ltd.	175,190	2,177,727
	Airtac International Group	159,602	4,331,305
#	Alchip Technologies Ltd.	64,000	1,874,905
	AP Memory Technology Corp.	73,000	600,828
#	ASE Technology Holding Co. Ltd., ADR	27,294	175,775
	ASE Technology Holding Co. Ltd.	3,304,782	10,543,451
	Asia Cement Corp.	2,725,758	4,429,437
#	ASMedia Technology, Inc.	20,000	941,298
#	ASPEED Technology, Inc.	23,000	2,020,164
#	Asustek Computer, Inc.	631,180	7,592,032
#	AU Optronics Corp.	11,326,873	6,469,780
	Catcher Technology Co. Ltd.	824,429	4,034,172
	Cathay Financial Holding Co. Ltd.	4,241,340	8,917,679
	Chailease Holding Co. Ltd.	1,254,301	9,967,683
	Chang Hwa Commercial Bank Ltd.	4,925,403	3,079,243
	Cheng Shin Rubber Industry Co. Ltd.	2,641,965	2,977,453
	Chicony Electronics Co. Ltd.	818,497	2,276,748
*	China Airlines Ltd.	6,027,536	5,535,788
#	China Development Financial Holding Corp.	13,783,045	8,311,757
#	China Steel Corp.	11,906,932	14,423,692
#	Chipbond Technology Corp.	986,000	2,217,060
	Chroma ATE, Inc.	390,000	2,168,001
#	Chung Hung Steel Corp.	1,029,000	1,298,225
	Chunghwa Telecom Co. Ltd., Sponsored ADR	117,361	5,142,759

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co. Ltd.	683,000	$3,027,715
#	Compal Electronics, Inc.	5,218,541	3,915,890
	CTBC Financial Holding Co. Ltd.	16,703,175	16,429,559
#	Delta Electronics, Inc.	1,704,486	14,228,342
#	E Ink Holdings, Inc.	691,000	3,950,665
	E.Sun Financial Holding Co. Ltd.	8,930,101	10,199,271
#	Eclat Textile Co. Ltd.	153,402	2,517,099
#	Elan Microelectronics Corp.	333,000	1,679,692
	Elite Material Co. Ltd.	288,000	2,129,641
#	Elite Semiconductor Microelectronics Technology, Inc.	137,000	562,192
	eMemory Technology, Inc.	67,000	2,815,803
# *	Ennostar, Inc.	134,000	262,468
	Eternal Materials Co. Ltd.	808,591	1,036,488
*	Eva Airways Corp.	3,439,758	4,040,981
	Evergreen Marine Corp. Taiwan Ltd.	2,314,222	11,124,310
	Far Eastern International Bank.	432,098	174,751
	Far Eastern New Century Corp.	3,222,085	3,266,267
	Far EasTone Telecommunications Co. Ltd.	1,571,000	4,414,113
	Faraday Technology Corp.	33,000	281,635
	Farglory Land Development Co. Ltd.	48,000	109,107
	Feng TAY Enterprise Co. Ltd.	433,559	2,791,295
	First Financial Holding Co. Ltd.	9,610,084	9,025,044
	Formosa Chemicals & Fibre Corp.	3,269,518	8,805,336
	Formosa Petrochemical Corp.	462,000	1,424,938
	Formosa Plastics Corp.	3,167,153	11,259,370
	Formosa Sumco Technology Corp.	85,000	550,250
	Formosa Taffeta Co. Ltd.	699,000	641,284
#	Foxconn Technology Co. Ltd.	1,025,627	2,032,281
	Fubon Financial Holding Co. Ltd.	3,580,554	8,990,472
#	Genius Electronic Optical Co. Ltd.	130,695	1,645,252
	Giant Manufacturing Co. Ltd.	418,506	3,498,910
#	Gigabyte Technology Co. Ltd.	662,000	2,375,046
	Global Unichip Corp.	89,000	1,218,779
	Globalwafers Co. Ltd.	171,000	2,980,116
#	HannStar Display Corp.	2,285,000	1,003,136
	Highwealth Construction Corp.	909,841	1,441,920
#	Hiwin Technologies Corp.	374,853	2,775,854
	Hon Hai Precision Industry Co. Ltd.	5,794,322	19,851,806
	Hotai Finance Co. Ltd.	42,000	157,918
	Hotai Motor Co. Ltd.	288,000	5,616,285
	Hua Nan Financial Holdings Co. Ltd.	7,955,401	6,362,359
#	Innolux Corp.	13,509,241	6,151,630
	International Games System Co. Ltd.	73,000	1,792,302
	Inventec Corp.	2,894,550	2,472,790
	ITEQ Corp.	225,455	790,577
	King Yuan Electronics Co. Ltd.	1,629,000	2,205,879
	King’s Town Bank Co. Ltd.	329,000	434,268
	Kinsus Interconnect Technology Corp.	298,000	1,679,895
	Largan Precision Co. Ltd.	82,860	4,702,097
	Lien Hwa Industrial Holdings Corp.	839,106	1,589,446
	Lite-On Technology Corp.	2,650,410	5,807,060
	Lotes Co. Ltd.	76,139	1,862,059
	Macronix International Co. Ltd.	2,734,074	3,478,813
#	Makalot Industrial Co. Ltd.	272,000	1,673,229
	MediaTek, Inc.	799,995	22,054,245
	Mega Financial Holding Co. Ltd.	9,315,369	13,095,604
	Merida Industry Co. Ltd.	207,287	1,685,671
	Micro-Star International Co. Ltd.	982,000	3,965,399
	momo.com, Inc.	39,500	1,042,688

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nan Ya Plastics Corp.	3,815,599	$11,147,578
#	Nan Ya Printed Circuit Board Corp.	91,000	1,208,702
	Nantex Industry Co. Ltd.	332,000	614,343
	Nanya Technology Corp.	1,356,010	2,967,258
	Nien Made Enterprise Co. Ltd.	277,000	2,917,460
#	Novatek Microelectronics Corp.	839,000	11,098,770
	Nuvoton Technology Corp.	171,000	820,169
# *	Oneness Biotech Co. Ltd.	187,000	1,225,413
	Parade Technologies Ltd.	59,000	2,805,838
	Pegatron Corp.	2,363,345	5,599,067
	Phison Electronics Corp.	149,000	1,920,496
	Pou Chen Corp.	2,710,487	2,826,608
	Powertech Technology, Inc.	1,292,819	4,062,134
	Poya International Co. Ltd.	56,933	605,365
	President Chain Store Corp.	347,831	3,218,353
	Qisda Corp.	1,932,000	2,052,760
	Quanta Computer, Inc.	2,646,000	7,452,480
#	Radiant Opto-Electronics Corp.	649,000	2,237,673
#	Realtek Semiconductor Corp.	463,950	6,295,575
	Ruentex Development Co. Ltd.	1,330,483	3,482,239
	Ruentex Industries Ltd.	509,741	1,962,936
	Shanghai Commercial & Savings Bank Ltd.	3,011,000	4,967,117
#	Shin Kong Financial Holding Co. Ltd.	13,710,712	4,533,624
	Silergy Corp.	31,000	2,760,005
	Simplo Technology Co. Ltd.	260,000	2,554,989
#	Sinbon Electronics Co. Ltd.	190,000	1,668,878
	Sino Horizon Holdings Ltd.	15,000	12,893
	Sino-American Silicon Products, Inc.	705,000	3,509,007
	SinoPac Financial Holdings Co. Ltd.	11,426,623	7,036,776
	Standard Foods Corp.	481,418	820,747
	Synnex Technology International Corp.	1,370,343	3,566,587
#	TA Chen Stainless Pipe	1,981,013	2,929,928
	Taichung Commercial Bank Co. Ltd.	2,058,425	1,036,896
	Taishin Financial Holding Co. Ltd.	9,624,036	6,295,192
	Taiwan Business Bank	6,998,336	3,000,419
	Taiwan Cement Corp.	4,680,034	7,265,159
	Taiwan Cooperative Financial Holding Co. Ltd.	8,595,549	8,265,690
#	Taiwan FamilyMart Co. Ltd.	48,000	324,279
	Taiwan Fertilizer Co. Ltd.	650,000	1,636,112
	Taiwan Glass Industry Corp.	1,402,375	1,054,083
	Taiwan High Speed Rail Corp.	1,713,000	1,622,882
	Taiwan Mobile Co. Ltd.	2,054,300	7,547,263
	Taiwan Secom Co. Ltd.	335,670	1,240,742
	Taiwan Semiconductor Manufacturing Co. Ltd.	12,971,808	234,564,591
*	Tatung Co. Ltd.	1,748,000	1,965,432
#	Teco Electric & Machinery Co. Ltd.	2,143,000	2,250,581
	Tong Hsing Electronic Industries Ltd.	33,000	256,151
	Tripod Technology Corp.	623,870	2,601,282
	Tung Ho Steel Enterprise Corp.	321,040	681,149
	U-Ming Marine Transport Corp.	289,000	621,049
#	Unimicron Technology Corp.	736,000	5,162,396
	Uni-President Enterprises Corp.	4,631,033	10,714,445
#	United Microelectronics Corp., Sponsored ADR	43,700	347,852
#	United Microelectronics Corp.	9,015,000	14,321,128
#	Vanguard International Semiconductor Corp.	1,276,000	4,489,652
	Voltronic Power Technology Corp.	75,224	3,291,116
	Walsin Lihwa Corp.	2,671,000	3,980,230
	Walsin Technology Corp.	455,000	1,859,564
	Wan Hai Lines Ltd.	819,780	3,973,660

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Win Semiconductors Corp.	461,034	$3,000,779
#	Winbond Electronics Corp.	4,548,407	4,106,405
†† ^	Wintek Corp.	604,760	7,039
	Wisdom Marine Lines Co. Ltd.	390,000	1,200,064
	Wistron Corp.	4,067,699	3,918,851
#	Wiwynn Corp.	97,000	3,316,976
	WPG Holdings Ltd.	1,982,039	3,636,120
#	WT Microelectronics Co. Ltd.	87,000	209,675
#	Yageo Corp.	359,682	4,854,818
*	Yang Ming Marine Transport Corp.	2,345,000	9,783,154
	YFY, Inc.	1,334,000	1,405,165
# *	Yieh Phui Enterprise Co. Ltd.	808,000	573,835
	Yuanta Financial Holding Co. Ltd.	9,048,398	7,964,334
	Yulon Finance Corp.	287,700	2,237,975
	Yulon Motor Co. Ltd.	19,000	25,290
	Zhen Ding Technology Holding Ltd.	971,700	3,440,575

TOTAL TAIWAN			866,667,770

THAILAND — (2.2%)
	Advanced Info Service PCL	733,300	4,603,197
	AEON Thana Sinsap Thailand PCL	143,100	804,285
*	Airports of Thailand PCL	1,898,400	3,699,801
	Asset World Corp. PCL	5,732,900	810,138
	B Grimm Power PCL	550,100	521,993
	Bangkok Bank PCL	462,200	1,781,326
	Bangkok Bank PCL, NVDR	126,700	482,755
	Bangkok Chain Hospital PCL	2,038,800	1,279,831
	Bangkok Commercial Asset Management PCL	1,737,200	973,846
	Bangkok Dusit Medical Services PCL, Class F	3,978,300	2,990,985
	Bangkok Expressway & Metro PCL	4,431,099	1,067,345
	Bangkok Life Assurance PCL, NVDR	494,900	635,784
	Banpu PCL	5,801,666	2,083,518
	Banpu Power PCL	669,100	318,433
	Berli Jucker PCL	1,097,400	1,097,400
	BTS Group Holdings PCL	4,536,300	1,192,020
	Bumrungrad Hospital PCL	171,300	802,734
	Carabao Group PCL, Class F	238,200	761,544
	Central Pattana PCL	882,500	1,558,869
*	Central Plaza Hotel PCL	265,400	360,324
	Central Retail Corp. PCL	1,746,050	2,013,693
	Charoen Pokphand Foods PCL	5,098,500	3,587,558
	Chularat Hospital PCL, Class F	4,224,400	481,027
	CK Power PCL	1,368,200	217,714
	Com7 PCL, Class F	1,186,000	1,445,708
	CP ALL PCL	3,496,300	6,635,314
	Delta Electronics Thailand PCL	115,000	1,218,832
	Dohome PCL	773,400	453,879
	Electricity Generating PCL	231,200	1,123,936
	Energy Absolute PCL	823,900	2,128,909
	Global Power Synergy PCL, Class F	282,900	549,280
	Gulf Energy Development PCL	1,161,100	1,652,661
	Gunkul Engineering PCL	5,933,900	1,004,865
	Hana Microelectronics PCL	536,596	705,017
	Home Product Center PCL	3,733,413	1,635,071
	Indorama Ventures PCL	1,401,500	1,851,617
	Intouch Holdings PCL, Class F	298,300	609,664
	IRPC PCL	22,011,000	2,236,446
*	Jasmine Technology Solution PCL	70,700	1,139,457
	Jay Mart PCL	238,900	435,949

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	JMT Network Services PCL, Class F	357,153	$907,221
	Kasikornbank PCL	121,700	543,653
	Kasikornbank PCL, NVDR	5,500	24,569
	KCE Electronics PCL	893,000	1,603,489
	Kiatnakin Phatra Bank PCL	327,800	691,490
	Krung Thai Bank PCL	3,247,887	1,441,398
	Krungthai Card PCL	695,700	1,173,042
	Land & Houses PCL	6,942,300	1,935,736
*	Minor International PCL	1,676,883	1,713,603
	MK Restaurants Group PCL	302,800	486,248
	Muangthai Capital PCL	848,200	1,145,380
	Osotspa PCL	1,347,500	1,377,007
	PTT Exploration & Production PCL	1,189,455	5,244,021
	PTT Global Chemical PCL	1,207,972	1,763,463
	PTT PCL	6,782,700	7,426,314
	Ratch Group PCL	676,900	869,594
	Regional Container Lines PCL	611,000	798,314
	SCB X PCL	355,366	1,193,200
	SCG Packaging PCL	649,700	1,048,056
	Siam Cement PCL, NVDR	76,500	826,423
	Siam Cement PCL (The)	370,900	4,006,803
	Siam City Cement PCL	72,189	320,372
	Siam Global House PCL	1,544,492	983,063
	Sri Trang Agro-Industry PCL	1,804,908	1,330,626
	Sri Trang Gloves Thailand PCL	1,003,400	711,901
	Srisawad Corp. PCL	1,031,672	1,619,047
	Star Petroleum Refining PCL	289,300	91,224
*	STARK Corp. PCL	2,102,900	288,573
	Thai Oil PCL	1,530,300	2,524,436
	Thai Union Group PCL, Class F	4,988,840	2,461,647
	Tisco Financial Group PCL	309,700	820,592
	TMBThanachart Bank PCL	25,172,967	955,470
	TOA Paint Thailand PCL	830,000	702,774
	Total Access Communication PCL	924,100	1,241,127
	True Corp. PCL	20,297,931	2,856,526
	TTW PCL	1,054,700	338,736
	VGI PCL	3,334,370	482,875
	WHA Corp. PCL	8,082,200	792,881

TOTAL THAILAND			113,693,619

TURKEY — (0.5%)
	Akbank TAS	2,388,099	1,431,043
	Aksa Akrilik Kimya Sanayii AS	26,354	81,554
*	Aksa Enerji Uretim AS	381,816	427,232
	Anadolu Efes Biracilik Ve Malt Sanayii AS	250,784	498,926
#	Arcelik AS	234,471	1,061,292
	Aselsan Elektronik Sanayi Ve Ticaret AS	276,008	454,094
	BIM Birlesik Magazalar AS	283,141	1,590,710
#	Borusan Yatirim ve Pazarlama AS	2,256	58,043
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,590	23,355
	Coca-Cola Icecek AS	53,405	443,024
	Dogan Sirketler Grubu Holding AS	822,958	191,134
	Dogus Otomotiv Servis ve Ticaret AS	9,274	41,660
Ω	Enerjisa Enerji AS	87,431	82,880
	Enka Insaat ve Sanayi AS	724,135	769,742
	Eregli Demir ve Celik Fabrikalari TAS	968,005	2,179,948
	Ford Otomotiv Sanayi AS	57,714	1,159,546
# *	Gubre Fabrikalari TAS	17,401	94,033
*	Hektas Ticaret TAS	36,023	53,682

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Jantsa Jant Sanayi Ve Ticaret AS	29,225	$160,602
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	194,015	164,534
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	106,371	90,774
# *	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	924,114	935,581
	KOC Holding AS	394,102	1,065,815
*	Koza Altin Isletmeleri AS	22,016	254,315
*	Koza Anadolu Metal Madencilik Isletmeleri AS	251,025	528,957
*	Migros Ticaret AS	18,633	56,886
	Nuh Cimento Sanayi AS	15,123	48,325
	Otokar Otomotiv Ve Savunma Sanayi AS	12,650	354,461
*	Oyak Cimento Fabrikalari AS	119,573	86,319
*	Pegasus Hava Tasimaciligi AS	35,848	321,824
*	Petkim Petrokimya Holding AS	1,165,006	747,911
# *	Sasa Polyester Sanayi AS	131,993	569,053
#	Sok Marketler Ticaret AS	30,110	26,357
# *	TAV Havalimanlari Holding AS	252,220	727,713
	Tofas Turk Otomobil Fabrikasi AS	74,286	393,470
*	Turk Hava Yollari AO	306,328	851,217
#	Turk Telekomunikasyon AS	467,239	316,605
	Turk Traktor ve Ziraat Makineleri AS	7,711	121,929
#	Turkcell Iletisim Hizmetleri AS	936,850	1,359,105
	Turkiye Garanti Bankasi AS	1,573,948	1,587,803
# *	Turkiye Halk Bankasi AS	651,232	236,624
#	Turkiye Is Bankasi AS, Class C	1,304,862	924,486
# *	Turkiye Petrol Rafinerileri AS	64,525	1,016,030
	Turkiye Sise ve Cam Fabrikalari AS	729,541	889,894
# *	Turkiye Vakiflar Bankasi TAO, Class D	822,870	246,387
	Ulker Biskuvi Sanayi AS	30,292	34,038
	Vestel Beyaz Esya Sanayi ve Ticaret AS	296,319	182,730
#	Vestel Elektronik Sanayi ve Ticaret AS	188,411	329,987
#	Yapi ve Kredi Bankasi AS	3,271,613	1,070,662

TOTAL TURKEY			26,342,292

UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	2,084,907	5,763,370
	Abu Dhabi Islamic Bank PJSC	1,372,506	3,269,048
	Abu Dhabi National Oil Co. for Distribution PJSC	1,309,234	1,468,698
	Aldar Properties PJSC	3,907,903	5,987,681
	Dubai Islamic Bank PJSC	2,898,963	5,070,762
	Emaar Properties PJSC	4,073,329	7,025,889
	Emirates Integrated Telecommunications Co. PJSC	195,189	349,354
	Emirates NBD Bank PJSC	1,126,916	4,655,453
	Emirates Telecommunications Group Co. PJSC	1,557,870	14,900,654
	First Abu Dhabi Bank PJSC	2,034,757	12,404,394
*	International Holding Co. PJSC	24,261	1,439,478

TOTAL UNITED ARAB EMIRATES			62,334,781

UNITED STATES — (0.0%)
	Sempra Energy	9,888	1,602,896

TOTAL COMMON STOCKS			4,962,259,071

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Alpargatas SASeries D	117,103	464,248
	Banco Bradesco SA	2,498,038	9,084,785
Ω	Banco Inter SA	179,984	190,398
	Braskem SA Class A	48,439	394,061

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Centrais Eletricas Brasileiras SA Class B	103,746	$842,525
	Cia de Transmissao de Energia Eletrica Paulista	122,300	622,390
	Cia Energetica de Minas Gerais	841,823	2,497,910
	Cia Paranaense de Energia	926,126	1,393,699
	Gerdau SA	653,216	3,695,517
	Itau Unibanco Holding SA	2,317,176	11,187,611
	Petroleo Brasileiro SA	2,024,507	12,399,412
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	607,819	1,390,474

TOTAL BRAZIL			44,163,030

	CHILE — (0.0%)
	Embotelladora Andina SA Class B	488,074	887,137

	COLOMBIA — (0.0%)
	Banco Davivienda SA	73,105	613,210
	Grupo Argos SA	38,570	88,288
	Grupo Aval Acciones y Valores SA	3,126,389	671,407
	Grupo de Inversiones Suramericana SA	84,488	467,694

TOTAL COLOMBIA			1,840,599

	SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	1,442	84,571

	TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	1,176,143	359,906

TOTAL PREFERRED STOCKS			47,335,243

	RIGHTS/WARRANTS — (0.0%)
	HONG KONG — (0.0%)
*	Orient Securities Co. Ltd. Rights 05/20/2022	283,584	0

	PHILIPPINES — (0.0%)
*	UBP PALS Rights Rights 05/06/2022	607	95

	SOUTH KOREA — (0.0%)
*	Solus Advanced Materials Co. Ltd. Rights 05/10/22	1,240	22,707

	THAILAND — (0.0%)
*	TTB W1 Warrants 04/21/2023	251,730	2,573
*	VGI PCL Warrants 03/30/2023	769,470	0

TOTAL THAILAND			2,573

TOTAL RIGHTS/WARRANTS			25,375

	TOTAL INVESTMENT SECURITIES (Cost $3,183,282,795)		5,009,619,689

			Value†
	SECURITIES LENDING COLLATERAL — (1.3%)
@ §	The DFA Short Term Investment Fund	5,810,913	67,214,830

	TOTAL INVESTMENTS — (100.0%) (Cost $3,250,497,307)		$5,076,834,519

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

THE EMERGING MARKETS SERIES

CONTINUED

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$34,172,679	$34,365,500	$192,821

Total Futures Contracts			$34,172,679	$34,365,500	$192,821

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$202,893,996	—	—	$202,893,996
Chile	12,779,847	$12,899,471	—	25,679,318
China	206,663,795	1,140,791,590	$647,063	1,348,102,448
Colombia	9,540,573	—	—	9,540,573
Czech Republic	—	8,864,572	—	8,864,572
Egypt	2,305	2,336,405	—	2,338,710
Greece	—	15,128,218	11,980	15,140,198
Hong Kong	—	14,571	—	14,571
Hungary	—	13,143,473	—	13,143,473
India	28,925,610	745,749,695	—	774,675,305
Indonesia	—	107,021,799	—	107,021,799
Malaysia	—	82,584,296	—	82,584,296
Mexico	111,819,440	—	—	111,819,440
Peru	6,540,713	—	—	6,540,713
Philippines	1,235,319	39,078,219	—	40,313,538
Poland	—	36,712,092	—	36,712,092
Qatar	—	43,993,913	—	43,993,913
Saudi Arabia	—	225,421,884	—	225,421,884
South Africa	38,626,435	164,785,942	—	203,412,377
South Korea	7,069,964	626,334,533	—	633,404,497
Taiwan	5,666,386	860,994,345	7,039	866,667,770
Thailand	111,360,962	2,332,657	—	113,693,619
Turkey	851,217	25,491,075	—	26,342,292
United Arab Emirates	—	62,334,781	—	62,334,781
United States	1,602,896	—	—	1,602,896
Preferred Stocks Brazil	44,163,030	—	—	44,163,030
Chile	—	887,137	—	887,137
Colombia	1,840,599	—	—	1,840,599
South Korea	—	84,571	—	84,571

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	—	$359,906	—	$359,906
Rights/Warrants Philippines	—	95	—	95
South Korea	—	22,707	—	22,707
Thailand	—	2,573	—	2,573
Securities Lending Collateral	—	67,214,830	—	67,214,830
Futures Contracts**	$192,821	—	—	192,821

TOTAL	$791,775,908	$4,284,585,350	$666,082^	$5,077,027,340

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.1%)
BRAZIL — (4.5%)
	AES Brasil Energia SA	989,040	$2,210,559
	Aliansce Sonae Shopping Centers SA	329,671	1,406,986
*	Alliar Medicos A Frente SA	202,000	793,054
	Alper Consultoria e Corretora de Seguros SA	4,700	32,085
	Alupar Investimento SA	487,851	2,593,215
*	Anima Holding SA	1,034,673	1,161,508
	Arezzo Industria e Comercio SA	124,554	2,254,037
	Auren Energia SA	1,079,830	3,201,956
# *	Azul SA, ADR	229,932	3,076,490
*	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	501,212
*	BR Malls Participacoes SA	2,734,967	5,249,818
	BR Properties SA	651,053	1,175,963
	BrasilAgro—Co. Brasileira de Propriedades Agricolas	207,535	1,426,818
*	BRF SA	2,061,492	5,662,489
*	C&A Modas Ltda	116,600	103,300
	Camil Alimentos SA	458,508	795,720
	Cia Brasileira de Distribuicao	456,026	1,875,223
	Cia de Locacao das Americas	1,789,285	8,526,695
	Cia de Saneamento de Minas Gerais-COPASA	623,774	1,723,471
	Cia de Saneamento do Parana	1,214,637	4,857,123
	Cia de Saneamento do Parana	258,100	202,556
	Cia Paranaense de Energia	480,084	633,127
	Cielo SA	2,908,242	2,000,025
*	Cogna Educacao	4,570,428	2,264,899
	Construtora Tenda SA	273,378	321,820
	CSU Cardsystem SA	60,414	170,588
	Cury Construtora e Incorporadora SA	56,800	84,213
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	582,068	1,665,927
	Dexco SA	1,141,000	2,970,230
	Dimed SA Distribuidora da Medicamentos	157,832	369,364
	Direcional Engenharia SA	326,075	758,475
*	Dommo Energia SA	289,878	101,435
*	EcoRodovias Infraestrutura e Logistica SA	880,278	1,230,336
	EDP—Energias do Brasil SA	1,020,878	4,373,466
*	Embraer SA	1,203,609	3,459,437
# *	Embraer SA, Sponsored ADR	410,516	4,667,567
*	Empreendimentos Pague Menos S/A	155,900	256,052
	Enauta Participacoes SA	355,424	1,483,824
	Energisa SA	448,100	4,317,900
*	Eneva SA	1,749,400	4,854,776
	Eternit SA	86,200	239,737
	Even Construtora e Incorporadora SA	295,494	319,763
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,158,536
	Fleury SA	644,600	1,880,102
	Fras-Le SA	107,799	241,155
*	Gafisa SA	718,605	228,200
	Gafisa SA, ADR	70,307	46,403
# *	Gol Linhas Aereas Inteligentes SA, ADR	225,868	1,371,019
	Grendene SA	883,823	1,689,363
*	Grupo Mateus SA	149,800	143,317
*	Grupo SBF SA	104,908	512,026
	Guararapes Confeccoes SA	374,231	697,905
	Helbor Empreendimentos SA	291,073	204,295
*	Hidrovias do Brasil SA	411,820	265,720
	Industrias Romi SA	134,600	364,273

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Instituto Hermes Pardini SA	186,158	$661,199
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	47,300	269,796
*	International Meal Co. Alimentacao SA, Class A	623,142	312,582
	Iochpe-Maxion SA	422,811	1,139,993
*	IRB Brasil Resseguros SA	2,184,185	1,223,757
	JHSF Participacoes SA	972,400	1,290,253
	JSL SA	153,336	227,029
	Kepler Weber SA	52,246	605,104
	Light SA	1,264,900	2,284,723
	LOG Commercial Properties e Participacoes SA	161,672	782,533
*	Log-in Logistica Intermodal SA	202,371	1,079,814
	Lojas Quero Quero S/A	64,298	111,846
*	LPS Brasil Consultoria de Imoveis SA	99,200	81,464
	M Dias Branco SA	288,411	1,380,817
	Mahle-Metal Leve SA	119,824	599,853
	Marcopolo SA	518,000	242,029
	Marfrig Global Foods SA	1,128,320	4,279,169
*	Marisa Lojas SA	923,851	435,395
	Mills Estruturas e Servicos de Engenharia SA	568,820	856,000
	Minerva SA	1,083,948	2,878,718
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	22,900	27,282
*	Moura Dubeux Engenharia S/A	46,700	57,998
	Movida Participacoes SA	465,747	1,709,829
	MRV Engenharia e Participacoes SA	1,042,403	2,175,912
	Multiplan Empreendimentos Imobiliarios SA	919,503	4,584,543
	Odontoprev SA	1,215,188	2,494,798
*	Omega Energia SA	491,800	1,062,394
	Pet Center Comercio e Participacoes SA	120,580	371,451
*	Petro Rio SA	2,136,021	11,535,667
	Porto Seguro SA	581,834	2,394,911
	Portobello SA	199,177	359,360
	Positivo Tecnologia SA	204,280	322,703
	Profarma Distribuidora de Produtos Farmaceuticos SA	157,202	126,869
	Qualicorp Consultoria e Corretora de Seguros SA	761,443	2,043,780
	Sao Carlos Empreendimentos e Participacoes SA	86,509	643,925
	Sao Martinho SA	848,376	7,963,901
Ω	Ser Educacional SA	208,380	394,510
	SIMPAR SA	1,748,912	4,128,238
	Sinqia SA	13,600	51,138
	SLC Agricola SA	429,179	4,593,057
	Sul America SA	815,303	4,379,989
	SYN prop e tech SA	54,690	62,832
	Tegma Gestao Logistica SA	114,559	328,573
	Terra Santa Propriedades Agricolas SA	9,971	57,277
	TOTVS SA	1,646,258	10,645,511
	Transmissora Alianca de Energia Eletrica SA	1,387,823	12,345,686
	Trisul SA	309,282	248,354
	Tupy SA	244,472	1,011,721
	Ultrapar Participacoes SA	1,572,276	4,156,524
	Unipar Carbocloro SA	9,870	182,948
	Usinas Siderurgicas de Minas Gerais SA Usiminas	95,500	203,210
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	209,750	382,255
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	79,900	220,762
*	Via SA	2,142,700	1,287,193
	Vivara Participacoes SA	178,087	916,379
	Vulcabras Azaleia SA	423,585	840,496
	Wiz Solucoes e Corretagem de Seguros SA	219,744	332,908

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	YDUQS Participacoes SA	1,045,937	$3,410,331

TOTAL BRAZIL			202,972,842

CHILE — (0.6%)
	Aguas Andinas SA, Class A	1,135,913	199,806
	Besalco SA	2,204,594	625,474
*	Camanchaca SA	1,471,136	72,275
	CAP SA	150,738	1,869,642
	Cementos BIO BIO SA	352,724	278,993
	Cia Sud Americana de Vapores SA	39,076,434	4,417,384
	Colbun SA	3,812,169	272,381
	Cristalerias de Chile SA	130,323	474,185
	Embotelladora Andina SA, ADR, Class B	4,380	46,910
	Empresa Nacional de Telecomunicaciones SA	481,357	1,758,322
	Empresas Hites SA	1,014,682	151,115
	Empresas Lipigas SA	6,383	14,353
	Empresas Tricot SA	70,631	19,630
	Engie Energia Chile SA	2,566,253	1,173,646
	Forus SA	414,760	491,237
	Grupo Security SA	5,120,316	663,487
	Hortifrut SA	127,405	124,151
	Instituto de Diagnostico SA	2,928	4,816
	Inversiones Aguas Metropolitanas SA	1,649,514	648,018
	Inversiones La Construccion SA	103,879	421,480
	Itau CorpBanca Chile SA	31,474,098	64,221
	Masisa SA	3,452,215	59,348
*	Multiexport Foods SA	3,836,112	1,394,525
	Parque Arauco SA	2,006,989	1,685,121
	PAZ Corp. SA	1,106,246	384,000
	Ripley Corp. SA	2,369,204	369,511
	Salfacorp SA	1,428,498	435,538
	Sigdo Koppers SA	1,164,083	1,010,157
	SMU SA	5,617,171	532,892
	Sociedad Matriz SAAM SA	35,390,775	2,199,577
	Socovesa SA	2,516,932	318,763
	SONDA SA	1,180,254	402,756
	Vina Concha y Toro SA	2,008,692	2,944,398

TOTAL CHILE			25,528,112

CHINA — (23.6%)
*	21Vianet Group, Inc., ADR	415,867	2,482,726
	263 Network Communications Co. Ltd., Class A	34,400	18,783
	360 DigiTech, Inc., ADR	313,070	4,517,600
*	361 Degrees International Ltd.	3,842,000	1,981,718
# * Ω	3SBio, Inc.	5,291,000	3,732,759
# *	51job, Inc., ADR	107,785	6,558,717
	5I5J Holding Group Co. Ltd., Class A	700,900	303,371
*	9F, Inc., ADR	4,700	3,899
#	AAC Technologies Holdings, Inc.	2,265,000	5,290,550
# Ω	AAG Energy Holdings Ltd.	2,159,601	409,611
	Accelink Technologies Co. Ltd., Class A	138,100	313,719
	Advanced Technology & Materials Co. Ltd., Class A	163,700	171,506
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	279,103	326,390
*	Aesthetic Medical International Holdings Group Ltd., ADR	1,633	2,449
#	Agile Group Holdings Ltd.	4,188,000	2,005,589
	Ajisen China Holdings Ltd.	2,398,000	339,710
Ω	Ak Medical Holdings Ltd.	1,702,000	921,558
	AKM Industrial Co. Ltd.	1,710,000	390,038

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Alibaba Pictures Group Ltd.	42,090,000	$3,551,442
Ω	A-Living Smart City Services Co. Ltd.	2,128,500	3,366,374
	All Winner Technology Co. Ltd., Class A	110,010	301,612
	Allmed Medical Products Co. Ltd., Class A	68,100	110,873
*	Alpha Group, Class A	298,500	167,043
	Amoy Diagnostics Co. Ltd., Class A	49,094	338,708
	An Hui Wenergy Co. Ltd., Class A	901,802	520,825
	Angang Steel Co. Ltd., Class H	5,804,999	2,539,290
	Anhui Construction Engineering Group Co. Ltd., Class A	684,590	648,598
	Anhui Expressway Co. Ltd., Class H	1,808,000	1,593,479
	Anhui Guangxin Agrochemical Co. Ltd., Class A	71,400	384,807
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	520,729	593,509
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	322,119	383,768
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	546,098
	Anhui Jinhe Industrial Co. Ltd., Class A	122,800	702,681
	Anhui Korrun Co. Ltd., Class A	81,366	179,432
*	Anhui Tatfook Technology Co. Ltd., Class A	51,300	53,113
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	31,100	56,660
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	368,400	405,132
	Anhui Xinhua Media Co. Ltd., Class A	138,900	99,432
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	246,849	437,960
††	Animal Health Holdings, Inc.	3,671,000	43,882
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	7,828	290,094
*	Anton Oilfield Services Group	8,810,000	483,422
	Aoshikang Technology Co. Ltd., Class A	41,200	378,460
* ††	Aowei Holdings Ltd.	1,451,000	36,760
	Aoyuan Healthy Life Group Co. Ltd.	194,000	45,984
	APT Satellite Holdings Ltd.	580,000	172,520
*	Art Group Holdings Ltd.	320,000	12,167
* Ω	Ascletis Pharma, Inc.	355,000	190,260
	Asia Cement China Holdings Corp.	2,216,500	1,429,683
Ω	AsiaInfo Technologies Ltd.	454,000	765,420
*	Asian Citrus Holdings Ltd.	2,314,000	30,154
*	Austar Lifesciences Ltd.	18,000	6,607
	AviChina Industry & Technology Co. Ltd., Class H	9,918,000	5,381,121
Ω	BAIC Motor Corp. Ltd., Class H	7,414,500	2,315,411
Ω	BAIOO Family Interactive Ltd.	2,912,000	170,844
	Bank of Chongqing Co. Ltd., Class H	2,533,500	1,434,412
*	Bank of Tianjin Co. Ltd., Class H	100,000	25,907
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	738,100	143,455
	Baosheng Science & Technology Innovation Co. Ltd., Class A	191,902	108,942
*	Baoye Group Co. Ltd., Class H	1,132,000	569,477
# *	Baozun, Inc., Sponsored ADR	205,748	1,571,915
	BBMG Corp., Class H	7,209,000	1,179,545
	Bear Electric Appliance Co. Ltd., Class A	10,700	77,506
	Befar Group Co. Ltd., Class A	623,900	501,697
	Beibuwan Port Co. Ltd., Class A	146,881	166,467
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	128,350	181,048
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	7,400	77,046
	Beijing Capital Development Co. Ltd., Class A	378,076	325,972
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	1,532,040	674,281
*	Beijing Capital International Airport Co. Ltd., Class H	7,712,000	4,213,122
	Beijing Career International Co. Ltd., Class A	24,700	175,840
	Beijing Certificate Authority Co. Ltd., Class A	21,325	106,715
# *	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	281,000	328,188
	Beijing Ctrowell Technology Corp. Ltd., Class A	39,400	44,509
	Beijing Dahao Technology Corp. Ltd., Class A	107,700	281,585
	Beijing E-Hualu Information Technology Co. Ltd., Class A	85,500	188,255
# *	Beijing Energy International Holding Co. Ltd.	19,934,000	657,408

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Enlight Media Co. Ltd., Class A	89,200	$97,759
*	Beijing Enterprises Clean Energy Group Ltd.	59,768,570	569,245
	Beijing Enterprises Holdings Ltd.	1,690,500	5,714,980
*	Beijing Enterprises Urban Resources Group Ltd.	2,468,000	249,719
	Beijing Enterprises Water Group Ltd.	14,484,000	4,685,392
*	Beijing Forever Technology Co. Ltd., Class A	211,838	194,023
# * ††	Beijing Gas Blue Sky Holdings Ltd.	16,288,000	45,250
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	318,890	689,868
*	Beijing Health Holdings Ltd.	18,966,000	194,453
	Beijing Hualian Department Store Co. Ltd., Class A	927,300	244,956
*	Beijing Jetsen Technology Co. Ltd., Class A	756,000	548,592
	Beijing Jingneng Clean Energy Co. Ltd., Class H	7,234,000	1,843,302
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	189,200	97,287
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	52,954	194,898
	Beijing North Star Co. Ltd., Class H	4,210,000	568,929
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	707,100	235,863
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	360,754	446,504
	Beijing Originwater Technology Co. Ltd., Class A	683,500	482,815
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	472,000	296,614
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	10,600	24,746
	Beijing Sinnet Technology Co. Ltd., Class A	122,000	177,360
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	363,401
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	104,200	90,415
	Beijing SuperMap Software Co. Ltd., Class A	130,017	325,300
	Beijing Thunisoft Corp. Ltd., Class A	171,500	175,792
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	584,000	842,514
	Beijing Tongtech Co. Ltd., Class A	65,220	151,386
*	Beijing Ultrapower Software Co. Ltd., Class A	196,300	111,051
*	Beijing UniStrong Science & Technology Co. Ltd., Class A	146,802	128,338
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	883,000	227,168
	Beijing Yanjing Brewery Co. Ltd., Class A	506,700	524,362
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	418,657	676,117
	Best Pacific International Holdings Ltd.	978,000	272,034
# *	BEST, Inc., ADR	25,975	10,707
	Bestsun Energy Co. Ltd., Class A	439,200	289,341
	Better Life Commercial Chain Share Co. Ltd., Class A	186,849	250,260
	Biem.L.Fdlkk Garment Co. Ltd., Class A	149,299	504,936
	BII Railway Transportation Technology Holdings Co. Ltd.	2,452,000	122,024
*	Billion Industrial Holdings Ltd.	44,000	26,518
	Binjiang Service Group Co. Ltd.	154,500	443,455
	Black Peony Group Co. Ltd., Class A	12,800	17,252
	Blue Sail Medical Co. Ltd., Class A	212,700	286,334
*	Bluedon Information Security Technology Co. Ltd., Class A	504,300	120,669
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	518,700	447,665
Ω	BOC Aviation Ltd.	21,200	166,301
	BOE Varitronix Ltd.	50,000	56,651
*	Bohai Leasing Co. Ltd., Class A	1,263,500	395,562
#	Bosideng International Holdings Ltd.	12,116,000	6,043,106
*	Boyaa Interactive International Ltd.	1,494,000	86,976
	Bright Dairy & Food Co. Ltd., Class A	276,300	460,221
	Bright Real Estate Group Co. Ltd., Class A	962,280	400,896
*	Brilliance China Automotive Holdings Ltd.	8,928,000	3,147,121
	B-Soft Co. Ltd., Class A	348,631	315,929
	BYD Electronic International Co. Ltd.	1,610,000	3,209,293
	C C Land Holdings Ltd.	12,749,015	3,235,941
	C&D International Investment Group Ltd.	1,286,968	3,158,567
*	C&D Property Management Group Co. Ltd.	411,000	197,825

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Cabbeen Fashion Ltd.	1,187,000	$399,938
	Camel Group Co. Ltd., Class A	154,235	193,118
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	139,700	94,802
	Canny Elevator Co. Ltd., Class A	162,500	173,900
* Ω	CanSino Biologics, Inc., Class H	41,200	437,172
	Canvest Environmental Protection Group Co. Ltd.	2,632,000	1,105,253
*	Capital Environment Holdings Ltd.	22,400,000	460,663
	Carrianna Group Holdings Co. Ltd.	891,257	56,665
	Castech, Inc., Class A	46,400	86,855
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	184,500	62,797
	Central China Management Co. Ltd.	3,912,626	612,803
	Central China New Life Ltd.	99,000	50,631
#	Central China Real Estate Ltd.	3,912,626	336,319
	Central China Securities Co. Ltd., Class H	6,054,000	981,462
	CETC Digital Technology Co. Ltd., Class A	127,939	407,267
#	CGN Mining Co. Ltd.	295,000	28,772
#	CGN New Energy Holdings Co. Ltd.	5,400,000	2,363,093
	CGN Nuclear Technology Development Co. Ltd., Class A	141,400	177,319
	Chacha Food Co. Ltd., Class A	43,510	349,240
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	289,488
#*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	86,100	108,487
	Changzhou Qianhong Biopharma Co. Ltd., Class A	299,700	281,199
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	165,756	201,624
#	Chaowei Power Holdings Ltd.	2,549,000	545,730
*	Cheetah Mobile, Inc., ADR	179,717	143,774
	Chen Lin Education Group Holdings Ltd.	330,000	93,116
*	Chengdu CORPRO Technology Co. Ltd., Class A	106,300	250,277
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	147,800	272,861
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	231,288
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	138,234	188,844
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	150,400	300,647
	Chengdu Wintrue Holding Co. Ltd., Class A	132,600	275,702
	Chengdu Xingrong Environment Co. Ltd., Class A	983,399	740,740
*	Chiho Environmental Group Ltd.	172,000	22,436
	China Aerospace International Holdings Ltd.	8,284,500	501,371
*	China Agri-Products Exchange Ltd.	45,605	609
	China Aircraft Leasing Group Holdings Ltd.	1,600,000	1,075,064
	China Bester Group Telecom Co. Ltd., Class A	102,700	184,593
	China BlueChemical Ltd., Class H	7,796,000	2,679,875
# Ω	China Bohai Bank Co. Ltd., Class H	2,652,000	433,762
# *	China Boton Group Co. Ltd.	458,000	172,289
*	China CAMC Engineering Co. Ltd., Class A	332,197	431,668
	China Chengtong Development Group Ltd.	2,628,000	51,652
	China Cinda Asset Management Co. Ltd., Class H	23,132,000	3,900,629
††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	2,041,067
	China Communications Services Corp. Ltd., Class H	9,620,000	4,381,337
*	China Conch Environment Protection Holdings Ltd.	2,567,000	2,198,323
	China Conch Venture Holdings Ltd.	2,833,500	7,357,953
*	China CYTS Tours Holding Co. Ltd., Class A	255,300	396,314
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,924,000	3,373,356
*	China Daye Non-Ferrous Metals Mining Ltd.	7,434,000	80,092
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	110,000	15,306
# *	China Dili Group	12,965,699	3,087,897
	China Dongxiang Group Co. Ltd.	14,052,985	800,875
Ω	China East Education Holdings Ltd.	791,500	402,879
#	China Education Group Holdings Ltd.	2,302,000	1,961,849
*	China Electronics Huada Technology Co. Ltd.	3,568,000	240,119
#	China Electronics Optics Valley Union Holding Co. Ltd.	11,200,000	638,192
	China Enterprise Co. Ltd., Class A	320,883	183,225

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Everbright Environment Group Ltd.	14,556,000	$8,543,968
# Ω	China Everbright Greentech Ltd.	2,687,000	693,134
	China Everbright Ltd.	4,018,000	3,850,238
	China Express Airlines Co. Ltd., Class A	286,538	444,809
*	China Film Co. Ltd., Class A	14,700	22,683
* ††	China Financial Services Holdings Ltd.	126,200	5,127
	China Foods Ltd.	4,852,000	1,733,172
*	China Fordoo Holdings Ltd.	1,929,000	134,680
#	China Glass Holdings Ltd.	3,378,000	577,427
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	60,313
	China Hanking Holdings Ltd.	2,777,000	506,781
	China Harmony Auto Holding Ltd.	3,489,000	1,633,045
* ††	China High Precision Automation Group Ltd.	1,289,000	37,576
*	China High Speed Railway Technology Co. Ltd., Class A	741,500	250,816
# *	China High Speed Transmission Equipment Group Co. Ltd.	1,819,000	1,015,527
# * Ω	China Huarong Asset Management Co. Ltd., Class H	29,702,000	1,358,101
# ††	China Huiyuan Juice Group Ltd.	4,034,500	180,259
# *	China Index Holdings Ltd., ADR	28,798	27,358
	China International Marine Containers Group Co. Ltd., Class H	1,968,720	2,707,688
	China Jinmao Holdings Group Ltd.	8,128,000	2,671,306
	China Kepei Education Group Ltd.	1,226,000	340,433
	China Kings Resources Group Co. Ltd., Class A	100,360	364,047
	China Lesso Group Holdings Ltd.	4,439,000	5,551,108
	China Lilang Ltd.	2,086,000	1,007,811
* Ω	China Literature Ltd.	1,029,200	4,324,822
# *	China Longevity Group Co. Ltd.	1,076,350	35,252
# * ††	China Lumena New Materials Corp.	363,249	0
*	China Maple Leaf Educational Systems Ltd.	7,090,000	315,399
*	China Medical & HealthCare Group Ltd.	930,000	9,162
	China Medical System Holdings Ltd.	5,444,500	7,795,144
	China Meidong Auto Holdings Ltd.	2,234,000	7,352,930
	China Merchants Land Ltd.	7,804,000	738,679
	China Merchants Port Holdings Co. Ltd.	4,340,000	7,576,755
	China Merchants Property Operation & Service Co. Ltd., Class A	48,400	133,588
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,694,000	1,556,226
	China National Accord Medicines Corp. Ltd., Class A	123,506	534,993
	China National Medicines Corp. Ltd., Class A	172,905	770,515
Ω	China New Higher Education Group Ltd.	1,994,000	698,699
*	China New Town Development Co. Ltd.	8,175,648	85,772
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	401,000	248,858
*	China Oceanwide Holdings Ltd.	280,000	1,457
*	China Oil & Gas Group Ltd.	23,578,000	1,176,646
	China Oilfield Services Ltd., Class H	6,184,000	6,330,927
	China Oriental Group Co. Ltd.	4,816,000	1,274,140
	China Overseas Grand Oceans Group Ltd.	7,485,749	4,357,350
	China Overseas Property Holdings Ltd.	5,110,000	6,048,740
	China Pioneer Pharma Holdings Ltd.	1,781,000	552,318
	China Power International Development Ltd.	16,420,333	7,939,489
* ††	China Properties Group Ltd.	2,045,000	20,275
	China Publishing & Media Co. Ltd., Class A	378,215	257,647
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,023,000	1,684,595
	China Railway Tielong Container Logistics Co. Ltd., Class A	189,400	134,360
# *	China Rare Earth Holdings Ltd.	7,152,799	559,081
	China Reinsurance Group Corp., Class H	18,771,000	1,636,625
# Ω	China Renaissance Holdings Ltd.	608,700	766,394
	China Resources Cement Holdings Ltd.	9,938,000	8,245,921
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	329,774	1,494,013

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Medical Holdings Co. Ltd.	3,802,500	$2,109,988
Ω	China Resources Pharmaceutical Group Ltd.	5,331,500	2,809,586
	China Risun Group Ltd.	2,295,000	1,155,426
	China Sanjiang Fine Chemicals Co. Ltd.	3,115,000	629,079
	China SCE Group Holdings Ltd.	7,547,200	1,350,387
	China Science Publishing & Media Ltd., Class A	175,900	192,506
# *	China Shanshui Cement Group Ltd.	30,000	8,783
# * Ω	China Shengmu Organic Milk Ltd.	11,882,000	542,667
	China Shineway Pharmaceutical Group Ltd.	1,505,200	1,229,703
#	China Shuifa Singyes Energy Holdings Ltd.	1,613,000	218,125
*	China Silver Group Ltd.	5,404,000	377,155
#	China South City Holdings Ltd.	18,126,000	1,709,420
	China South Publishing & Media Group Co. Ltd., Class A	600,500	873,857
	China Starch Holdings Ltd.	7,505,000	194,745
	China State Construction International Holdings Ltd.	286,000	369,123
*	China Sunshine Paper Holdings Co. Ltd.	1,794,000	491,167
	China Suntien Green Energy Corp. Ltd., Class H	6,861,000	3,873,171
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	7,357,140
	China Testing & Certification International Group Co. Ltd., Class A	117,245	217,066
*	China Tianbao Group Development Co. Ltd.	307,000	130,127
# *	China Tianrui Group Cement Co. Ltd.	256,000	191,479
*	China Tianying, Inc., Class A	657,100	421,850
	China Tobacco International HK Co. Ltd.	14,000	22,221
	China Traditional Chinese Medicine Holdings Co. Ltd.	11,784,000	5,741,418
# *	China Travel International Investment Hong Kong Ltd.	9,845,900	1,776,355
*	China Tungsten & Hightech Materials Co. Ltd., Class A	177,400	262,972
Ω	China Vast Industrial Urban Development Co. Ltd.	2,122,000	508,003
*	China Vered Financial Holding Corp. Ltd.	4,620,000	33,559
	China Water Affairs Group Ltd.	3,782,000	4,152,353
	China West Construction Group Co. Ltd., Class A	135,400	161,354
* ††	China Wood Optimization Holding Ltd.	1,748,000	37,602
	China World Trade Center Co. Ltd., Class A	169,977	366,425
	China XLX Fertiliser Ltd.	1,865,000	1,600,364
	China Yongda Automobiles Services Holdings Ltd.	2,988,500	2,771,168
# Ω	China Yuhua Education Corp. Ltd.	5,322,000	926,168
*	China Yurun Food Group Ltd.	1,289,000	90,035
# *	China ZhengTong Auto Services Holdings Ltd.	6,073,000	417,113
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	387,600	160,291
# * ††	China Zhongwang Holdings Ltd.	8,794,400	706,062
	Chinasoft International Ltd.	9,800,000	7,929,579
*	Chindata Group Holdings Ltd., ADR	23,337	145,623
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	240,900	370,769
	Chongqing Department Store Co. Ltd., Class A	145,400	612,162
	Chongqing Dima Industry Co. Ltd., Class A	104,100	34,356
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	184,240	343,481
*	Chongqing Iron & Steel Co. Ltd., Class H	1,594,000	227,482
	Chongqing Machinery & Electric Co. Ltd., Class H	4,630,000	368,589
	Chongqing Rural Commercial Bank Co. Ltd., Class H	8,561,000	3,324,221
	Chongqing Zaisheng Technology Corp. Ltd., Class A	172,060	145,432
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	319,619
	Chow Tai Seng Jewellery Co. Ltd., Class A	245,100	466,993
	Chu Kong Shipping Enterprises Group Co. Ltd.	1,366,000	157,137
	CIFI Ever Sunshine Services Group Ltd.	2,050,000	2,715,028
#	CIFI Holdings Group Co. Ltd.	13,108,200	6,305,275
#	CIMC Enric Holdings Ltd.	3,040,000	3,189,407
Ω	CIMC Vehicles Group Co. Ltd., Class H	19,000	10,765
*	Cinda Real Estate Co. Ltd., Class A	782,200	770,992
	Cisen Pharmaceutical Co. Ltd., Class A	154,600	264,273
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,133,750	529,518

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CITIC Press Corp., Class A	2,200	$6,003
*	CITIC Resources Holdings Ltd.	12,008,600	841,696
*	Citychamp Watch & Jewellery Group Ltd.	7,234,000	962,935
	CMGE Technology Group Ltd.	304,000	79,783
	CMST Development Co. Ltd., Class A	585,300	488,443
*	CNFinance Holdings Ltd., ADR	5,702	17,448
	CNHTC Jinan Truck Co. Ltd., Class A	196,701	291,898
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	50,500	55,837
	COFCO Biotechnology Co. Ltd., Class A	649,000	802,301
	COFCO Joycome Foods Ltd.	7,856,000	3,196,449
	COFCO Sugar Holding Co. Ltd., Class A	155,600	168,102
#* Ω	Cogobuy Group	2,315,000	628,674
	Colour Life Services Group Co. Ltd.	1,927,604	152,302
# *	Comba Telecom Systems Holdings Ltd.	6,502,001	1,091,744
	Concord New Energy Group Ltd.	25,634,964	2,359,599
*	Confidence Intelligence Holdings Ltd.	26,000	84,692
	Consun Pharmaceutical Group Ltd.	2,281,000	1,329,326
# *	Continental Aerospace Technologies Holding Ltd.	22,083,722	271,013
*	Coolpad Group Ltd.	16,360,000	372,367
	COSCO SHIPPING Development Co. Ltd., Class H	15,335,000	3,005,924
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,146,000	2,699,704
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,405,000	1,005,946
	COSCO SHIPPING Ports Ltd.	7,995,565	5,701,130
* Ω	Cosmo Lady China Holdings Co. Ltd.	3,097,000	139,698
	CPMC Holdings Ltd.	2,299,000	1,142,203
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	274,148
# *	Crazy Sports Group Ltd.	10,687,579	423,090
	Crystal Clear Electronic Material Co. Ltd., Class A	56,900	202,334
	CSG Holding Co. Ltd., Class A	371,280	313,411
*	CSG Smart Science & Technology Co. Ltd., Class A	67,600	63,953
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	47,500	91,023
	CSSC Hong Kong Shipping Co. Ltd.	358,000	56,458
	CSSC Science & Technology Co. Ltd., Class A	158,600	256,600
	CTS International Logistics Corp. Ltd., Class A	195,520	265,466
*	CWT International Ltd.	24,080,000	226,709
*	Cybernaut International Holdings Co. Ltd.	3,760,000	71,616
	D&O Home Collection Group Co. Ltd., Class A	106,962	139,934
	Da Ming International Holdings Ltd.	880,000	300,927
	DaFa Properties Group Ltd.	691,000	334,797
Ω	Dali Foods Group Co. Ltd.	4,411,000	2,244,772
	Dalian Bio-Chem Co. Ltd., Class A	60,476	131,222
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	272,300	140,590
*	Dalipal Holdings Ltd.	486,000	123,583
	Dare Power Dekor Home Co. Ltd., Class A	112,600	144,737
	Dashang Co. Ltd., Class A	103,508	324,391
	Datang International Power Generation Co. Ltd., Class H	7,974,000	1,282,647
	Dawnrays Pharmaceutical Holdings Ltd.	4,735,886	677,467
*	Dazhong Transportation Group Co. Ltd., Class A	631,520	302,551
	Dazzle Fashion Co. Ltd., Class A	128,728	281,736
	DBG Technology Co. Ltd., Class A	213,483	285,928
	Deppon Logistics Co. Ltd., Class A	107,247	222,595
#	Dexin China Holdings Co. Ltd.	1,388,000	524,691
	DHC Software Co. Ltd., Class A	689,100	602,631
	Dian Diagnostics Group Co. Ltd., Class A	141,200	697,705
#	Differ Group Holding Co. Ltd.	11,956,000	3,125,128
	Digital China Group Co. Ltd., Class A	223,300	461,227
	Digital China Holdings Ltd.	3,246,500	1,527,223
	Digital China Information Service Co. Ltd., Class A	276,264	438,619
	Dong-E-E-Jiao Co. Ltd., Class A	57,700	263,907

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dongfang Electric Corp. Ltd., Class H	1,243,000	$1,336,904
*	Dongfang Electronics Co. Ltd., Class A	201,100	163,918
	Dongfeng Motor Group Co. Ltd., Class H	8,526,000	6,219,674
#	Dongjiang Environmental Co. Ltd., Class H	780,375	283,316
	Dongyue Group Ltd.	5,073,000	5,972,357
*	DouYu International Holdings Ltd., ADR	550,357	974,132
*	Duiba Group Ltd.	1,000,800	104,562
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,777,000	763,790
	East Group Co. Ltd., Class A	307,000	295,062
	E-Commodities Holdings Ltd.	2,838,000	636,819
	Edan Instruments, Inc., Class A	28,900	37,525
	Edifier Technology Co. Ltd., Class A	150,800	166,676
	Edvantage Group Holdings Ltd.	348,000	119,941
	EEKA Fashion Holdings Ltd.	205,500	331,388
	EIT Environmental Development Group Co. Ltd., Class A	11,010	32,396
	Electric Connector Technology Co. Ltd., Class A	130,563	538,453
	Elion Energy Co. Ltd., Class A	1,074,661	716,067
#	Essex Bio-technology Ltd.	1,240,000	624,845
	Eternal Asia Supply Chain Management Ltd., Class A	459,200	341,170
*	Ev Dynamics Holdings Ltd.	900,000	8,023
#	EVA Precision Industrial Holdings Ltd.	4,606,435	880,154
*	Everbright Jiabao Co. Ltd., Class A	647,600	408,303
*	EverChina International Holdings Co. Ltd.	13,020,000	299,092
*	Fang Holdings Ltd., ADR	15,618	55,051
	Fangda Special Steel Technology Co. Ltd., Class A	334,800	424,171
#	Fanhua, Inc., Sponsored ADR	172,082	1,046,259
	Far East Horizon Ltd.	7,109,000	5,798,657
	FAWER Automotive Parts Co. Ltd., Class A	102,200	73,228
* Ω	Feiyu Technology International Co. Ltd.	1,153,500	49,962
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	262,000	530,811
	Fibocom Wireless, Inc., Class A	82,285	377,811
*	FIH Mobile Ltd.	9,669,000	1,200,152
	Financial Street Holdings Co. Ltd., Class A	582,798	569,062
	Financial Street Property Co. Ltd., Class H	20,000	7,532
	FinVolution Group, ADR	376,583	1,415,952
	First Tractor Co. Ltd., Class H	1,033,176	504,443
	Focused Photonics Hangzhou, Inc., Class A	108,900	296,613
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	30,172	29,431
*	Founder Holdings Ltd.	160,000	12,513
	FriendTimes, Inc.	1,044,000	170,110
	Fu Shou Yuan International Group Ltd.	4,151,000	2,866,648
	Fufeng Group Ltd.	6,754,600	3,383,894
# * ††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	31,980	85,916
	Fujian Green Pine Co. Ltd., Class A	100,900	90,845
	Fujian Longking Co. Ltd., Class A	172,500	224,431
	Fujian Star-net Communication Co. Ltd., Class A	134,073	438,449
*	Fullshare Holdings Ltd.	41,672,500	628,168
	Fulongma Group Co. Ltd., Class A	133,700	185,048
	Fusen Pharmaceutical Co. Ltd.	141,000	17,561
	Ganglong China Property Group Ltd.	38,000	21,830
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	797,700	447,179
	Gansu Qilianshan Cement Group Co. Ltd., Class A	149,233	242,416
	Gansu Shangfeng Cement Co. Ltd., Class A	276,801	874,253
	Gaona Aero Material Co. Ltd., Class A	94,500	410,158
# *	GCL New Energy Holdings Ltd.	23,848,000	415,117
# *	GCL Technology Holdings Ltd.	58,918,000	18,611,541
	Gemdale Properties & Investment Corp. Ltd.	26,770,000	2,839,302
	Gem-Year Industrial Co. Ltd., Class A	126,000	88,430

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Genertec Universal Medical Group Co. Ltd.	4,233,000	$2,719,391
*	Genimous Technology Co. Ltd., Class A	330,115	256,266
	Getein Biotech, Inc., Class A	124,783	336,128
	Giant Network Group Co. Ltd., Class A	57,900	72,026
	Glarun Technology Co. Ltd., Class A	57,000	123,295
*	Global Top E-Commerce Co. Ltd., Class A	517,700	237,009
*	Glorious Property Holdings Ltd.	11,042,501	226,499
*	Glory Land Co. Ltd.	5,246,000	134,453
# *	Glory Sun Financial Group Ltd.	7,708,000	74,644
	Goldcard Smart Group Co. Ltd.	147,600	207,764
	Golden Eagle Retail Group Ltd.	2,637,000	1,853,159
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	195,524
*	Golden Wheel Tiandi Holdings Co. Ltd.	210,000	3,795
	GoldenHome Living Co. Ltd., Class A	52,892	206,143
	Goldenmax International Technology Ltd., Class A	117,100	141,611
	Goldlion Holdings Ltd.	1,322,962	255,138
	Goldpac Group Ltd.	1,374,000	337,696
# *	GOME Retail Holdings Ltd.	34,090,000	1,651,304
*	Gosuncn Technology Group Co. Ltd., Class A	352,291	161,583
*	Grand Baoxin Auto Group Ltd.	3,757,492	270,198
#	Grand Pharmaceutical Group Ltd., Class L	4,172,000	2,555,561
	Grandblue Environment Co. Ltd., Class A	165,095	461,169
*	Grandjoy Holdings Group Co. Ltd., Class A	650,500	387,031
	Greattown Holdings Ltd., Class A	778,800	374,438
	Greatview Aseptic Packaging Co. Ltd.	4,202,000	1,142,219
*	Gree Real Estate Co. Ltd., Class A	436,440	338,303
	Greenland Hong Kong Holdings Ltd.	4,598,000	955,836
	Greentown China Holdings Ltd.	3,510,648	6,165,046
Ω	Greentown Management Holdings Co. Ltd.	513,000	386,794
#	Greentown Service Group Co. Ltd.	5,802,000	5,776,058
	Guangdong Aofei Data Technology Co. Ltd., Class A	51,000	126,900
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	585,600	372,975
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	259,174
	Guangdong Dongpeng Holdings Co. Ltd.	13,900	17,380
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	197,000	167,064
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	113,600	303,908
*	Guangdong HEC Technology Holding Co. Ltd., Class A	592,700	562,319
	Guangdong Highsun Group Co. Ltd., Class A	256,300	114,414
	Guangdong Hongda Holdings Group Co. Ltd., Class A	158,325	474,314
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	210,690
	Guangdong Hybribio Biotech Co. Ltd., Class A	47,371	156,767
	Guangdong Land Holdings Ltd.	1,862,800	235,266
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	282,900	268,895
	Guangdong Shirongzhaoye Co. Ltd., Class A	333,100	293,571
	Guangdong Sirio Pharma Co. Ltd., Class A	6,200	21,691
	Guangdong South New Media Co. Ltd., Class A	22,400	118,270
	Guangdong Tapai Group Co. Ltd., Class A	239,500	317,471
	Guangdong Topstar Technology Co. Ltd., Class A	44,900	65,457
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	177,530	439,930
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	166,200	370,657
*	Guangshen Railway Co. Ltd., Class H	6,404,000	1,069,759
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	456,956
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	119,980	274,246
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	920,480	392,271
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	622,000	1,604,439
*	Guangzhou GRG Metrology & Test Co. Ltd., Class A	86,200	200,266
	Guangzhou Haige Communications Group, Inc. Co., Class A	506,100	692,672
	Guangzhou KDT Machinery Co. Ltd., Class A	42,999	127,246
	Guangzhou R&F Properties Co. Ltd., Class H	2,673,600	992,513

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangzhou Restaurant Group Co. Ltd., Class A	38,540	$126,499
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	17,951	67,840
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	127,100	147,550
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	326,400	327,085
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	301,400	311,898
	Guizhou Gas Group Corp. Ltd., Class A	223,900	235,821
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	469,700	584,572
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	274,100	193,126
	Guocheng Mining Co. Ltd., Class A	33,700	71,611
#	Guolian Securities Co. Ltd., Class H	1,395,500	658,244
	Guomai Technologies, Inc., Class A	185,400	143,029
*	Guosheng Financial Holding, Inc., Class A	224,100	279,960
# * Ω	Haichang Ocean Park Holdings Ltd.	5,183,000	3,470,053
# *	Hailiang Education Group, Inc., ADR	32,567	412,298
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	58,020	193,937
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	194,300	333,608
*	Hainan Meilan International Airport Co. Ltd., Class H	689,000	1,302,704
	Hainan Ruize New Building Material Co. Ltd., Class A	256,900	140,142
	Haitian International Holdings Ltd.	2,532,000	6,232,336
# Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	524,000	51,462
	Hand Enterprise Solutions Co. Ltd., Class A	189,200	221,780
	Hangcha Group Co. Ltd., Class A	239,388	528,779
	Hangjin Technology Co. Ltd., Class A	192,200	822,000
	Hangxiao Steel Structure Co. Ltd., Class A	438,608	225,658
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	844,386	1,052,385
	Hangzhou Century Co. Ltd., Class A	323,800	227,358
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	18,800	61,441
# * Ω	Harbin Bank Co. Ltd., Class H	1,742,000	148,393
	Harbin Boshi Automation Co. Ltd., Class A	362,200	566,433
	Harbin Electric Co. Ltd., Class H	3,235,413	856,719
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	509,600	189,425
*	Harbin Pharmaceutical Group Co. Ltd., Class A	854,900	372,503
# ††	Harmonicare Medical Holdings Ltd.	2,321,000	113,137
	HBIS Resources Co. Ltd., Class A	124,400	269,062
# *	HC Group, Inc.	2,529,000	157,180
	Health & Happiness H&H International Holdings Ltd.	956,500	1,051,262
	Hebei Chengde Lulu Co. Ltd., Class A	368,379	460,627
	Hebei Construction Group Corp. Ltd., Class H	105,000	12,633
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	204,700	663,671
	Hello Group, Inc., Sponsored ADR	613,582	3,264,256
	Henan Lingrui Pharmaceutical Co., Class A	160,300	276,850
	Henan Pinggao Electric Co. Ltd., Class A	342,000	338,737
*	Henan Senyuan Electric Co. Ltd., Class A	65,900	23,900
	Henan Yuguang Gold & Lead Co. Ltd., Class A	96,200	68,358
	Henan Zhongyuan Expressway Co. Ltd., Class A	907,923	420,446
	Henderson Investment Ltd.	2,432,000	102,077
	Hengan International Group Co. Ltd.	2,283,500	10,791,415
# *	Hengdeli Holdings Ltd.	12,009,399	397,063
	Hexing Electrical Co. Ltd., Class A	192,590	330,174
*	Hi Sun Technology China Ltd.	9,243,000	1,113,611
	Hisense Home Appliances Group Co. Ltd., Class H	1,535,000	1,491,352
*	Holitech Technology Co. Ltd., Class A	776,200	348,488
	Hongda Xingye Co. Ltd., Class A	406,500	212,032
*	Honghua Group Ltd.	13,583,000	426,662
*	Hongli Zhihui Group Co. Ltd., Class A	119,200	126,176
* †† Ω	Honworld Group Ltd.	1,105,500	81,092
Ω	Hope Education Group Co. Ltd.	9,156,000	553,908
#	Hopson Development Holdings Ltd.	2,918,650	5,627,432
††	Hua Han Health Industry Holdings Ltd.	20,183,698	144,812

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
* Ω	Hua Hong Semiconductor Ltd.	1,857,000	$7,211,230
	Huaan Securities Co. Ltd., Class A	847,366	556,457
#	Huabao International Holdings Ltd.	328,000	178,945
	Huadian Power International Corp. Ltd., Class H	6,550,000	2,273,137
	Huafa Industrial Co. Ltd. Zhuhai, Class A	639,800	740,545
*	Huafon Microfibre Shanghai Technology Co. Ltd.	475,200	257,238
	Huafu Fashion Co. Ltd., Class A	522,852	286,638
# *	Huanxi Media Group Ltd.	2,850,000	494,299
	Huapont Life Sciences Co. Ltd., Class A	498,900	375,719
*	Huawen Media Group, Class A	613,800	218,149
	Huaxi Holdings Co. Ltd.	624,000	114,750
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,208,000	736,637
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,089,069	466,348
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	9,600	73,830
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	254,889	876,992
#	Huijing Holdings Co. Ltd.	1,520,000	370,760
#	Huisen Household International Group Ltd.	332,000	23,304
*	Huishang Bank Corp. Ltd., Class H	34,000	10,831
	Hunan Aihua Group Co. Ltd., Class A	149,387	594,204
*	Hunan Gold Corp. Ltd., Class A	244,800	341,540
	Hunan Zhongke Electric Co. Ltd., Class A	14,700	57,239
# *	HUYA, Inc., ADR	319,901	1,321,191
# Ω	Hygeia Healthcare Holdings Co. Ltd.	259,400	1,253,516
	Hytera Communications Corp. Ltd., Class A	439,400	305,215
*	HyUnion Holding Co. Ltd., Class A	258,400	283,526
*	IBO Technology Co. Ltd.	192,000	69,346
#* Ω	iDreamSky Technology Holdings Ltd.	1,497,200	766,195
	IKD Co. Ltd., Class A	147,500	237,479
Ω	IMAX China Holding, Inc.	489,500	549,580
	Infore Environment Technology Group Co. Ltd., Class A	392,300	263,775
# *	Inke Ltd.	267,000	45,513
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,912,700	1,036,421
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	135,400	136,998
	Inner Mongolia Yitai Coal Co. Ltd., Class H	554,000	856,932
*	Innuovo Technology Co. Ltd., Class A	364,600	328,379
*	Inspur International Ltd.	1,748,000	607,425
*	Inspur Software Co. Ltd., Class A	10,900	18,089
* Ω	International Alliance Financial Leasing Co. Ltd.	2,040,000	818,633
#	Intron Technology Holdings Ltd.	333,000	138,850
# *	iQIYI, Inc., ADR	784,425	2,792,553
	IReader Technology Co. Ltd., Class A	80,700	165,573
*	IRICO Group New Energy Co. Ltd., Class H	107,700	119,332
	IVD Medical Holding Ltd.	36,000	12,132
	Jack Technology Co. Ltd., Class A	137,400	461,253
	JH Educational Technology, Inc.	602,000	308,549
	Jiajiayue Group Co. Ltd., Class A	136,899	251,458
	Jiangling Motors Corp. Ltd., Class A	152,600	267,404
*	Jiangnan Group Ltd.	13,956,000	430,713
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	5,045	98,254
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	591,500	721,285
*	Jiangsu Etern Co. Ltd., Class A	132,100	63,676
	Jiangsu Expressway Co. Ltd., Class H	1,704,000	1,683,513
	Jiangsu Guomao Reducer Co. Ltd., Class A	58,500	173,002
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	586,003
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	202,900	322,550
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	878,520	528,260
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	192,140	414,252
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	205,607	141,981
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	8,500	35,844

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Linyang Energy Co. Ltd., Class A	699,200	$724,870
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	258,500	485,401
	Jiangsu Provincial Agricultural Reclamation & Development Corp	439,752	929,216
	Jiangsu Shagang Co. Ltd., Class A	453,100	321,690
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	625,009	586,854
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	854,800	509,666
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,256,600	550,727
	Jiangxi Bank Co. Ltd., Class H	25,500	4,227
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	131,600	212,489
	Jiangxi Wannianqing Cement Co. Ltd., Class A	102,200	172,480
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	391,117
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	189,534	151,080
*	Jiayin Group, Inc., ADR	27,243	54,758
	Jiayou International Logistics Co. Ltd., Class A	21,100	59,752
	Jiayuan International Group Ltd.	5,900,834	894,043
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	232,000	508,797
*	Jilin Electric Power Co. Ltd., Class A	705,000	666,230
	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	121,549	37,156
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	436,800	179,941
	Jinchuan Group International Resources Co. Ltd.	12,519,000	1,607,233
	Jinduicheng Molybdenum Co. Ltd., Class A	443,920	500,072
	Jingrui Holdings Ltd.	2,219,000	459,101
	Jingwei Textile Machinery Co. Ltd., Class A	284,500	333,633
	Jinhui Liquor Co. Ltd., Class A	70,200	315,905
# *	JinkoSolar Holding Co. Ltd., ADR	157,507	8,073,809
*	Jinmao Property Services Co. Ltd.	122,779	91,533
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	722,972	1,349,594
	Jinneng Science&Technology Co. Ltd., Class A	176,300	258,409
	Jinyu Bio-Technology Co. Ltd., Class A	89,200	112,512
	Jinyuan EP Co. Ltd., Class A	145,600	248,861
# Ω	Jiumaojiu International Holdings Ltd.	1,949,000	4,287,957
	Jiuzhitang Co. Ltd., Class A	287,600	365,204
	JNBY Design Ltd.	762,000	828,589
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	345,600	581,569
	Jointo Energy Investment Co. Ltd. Hebei, Class A	697,596	437,691
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,100	105,985
	Joy City Property Ltd.	19,994,000	760,758
#	JOYY, Inc., ADR	129,276	5,115,451
Ω	JS Global Lifestyle Co. Ltd.	741,000	879,055
	JSTI Group, Class A	213,888	253,620
	Ju Teng International Holdings Ltd.	4,732,000	839,485
	Jutal Offshore Oil Services Ltd.	124,000	12,376
#	JY Grandmark Holdings Ltd.	431,000	116,262
*	Kai Yuan Holdings Ltd.	11,360,000	34,241
	Kaisa Prosperity Holdings Ltd.	148,500	110,427
	Kaiser China Cultural Co. Ltd., Class A	75,900	60,575
	Kaishan Group Co. Ltd., Class A	265,000	515,998
* Ω	Kangda International Environmental Co. Ltd.	3,143,000	278,208
*	Kasen International Holdings Ltd.	3,137,000	208,196
	Keda Industrial Group Co. Ltd.	71,400	153,124
	Kehua Data Co. Ltd., Class A	7,400	21,913
	Kinetic Development Group Ltd.	2,496,000	207,361
	Kingboard Holdings Ltd.	2,687,921	12,101,335
	Kingboard Laminates Holdings Ltd.	3,731,500	5,723,954
	KingClean Electric Co. Ltd., Class A	39,260	121,375
	Kingsoft Corp. Ltd.	3,235,800	9,710,660
*	Ko Yo Chemical Group Ltd.	20,000	646
	Konfoong Materials International Co. Ltd., Class A	65,258	480,652
	Konka Group Co. Ltd., Class A	570,684	386,523

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# * Ω	Koolearn Technology Holding Ltd.	529,000	$229,253
	KPC Pharmaceuticals, Inc., Class A	259,500	421,588
	Kunlun Energy Co. Ltd.	12,400,000	10,290,595
	Kunlun Tech Co. Ltd., Class A	269,855	583,028
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	167,800	175,565
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	78,245	162,575
#	KWG Group Holdings Ltd.	5,464,450	1,955,263
	KWG Living Group Holdings Ltd.	3,815,225	1,435,386
	Lakala Payment Co. Ltd., Class A	36,700	98,622
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	310,200	284,933
	Lao Feng Xiang Co. Ltd., Class A	57,200	338,704
	Laobaixing Pharmacy Chain JSC, Class A	92,101	447,898
*	Launch Tech Co. Ltd., Class H	20,000	5,978
	Lee & Man Chemical Co. Ltd.	920,785	787,495
#	Lee & Man Paper Manufacturing Ltd.	5,598,000	2,677,767
	Lee’s Pharmaceutical Holdings Ltd.	1,146,000	288,465
Ω	Legend Holdings Corp., Class H	1,679,100	1,986,646
	Leo Group Co. Ltd., Class A	1,417,942	358,408
*	LexinFintech Holdings Ltd., ADR	421,044	1,077,873
	Leyard Optoelectronic Co. Ltd., Class A	530,700	477,859
	Liaoning Port Co. Ltd., Class H	238,000	20,820
	Lier Chemical Co. Ltd., Class A	236,180	745,475
*	Lifestyle China Group Ltd.	1,804,000	178,285
*	Lifetech Scientific Corp.	15,324,000	4,272,699
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	408,100	172,891
	Lingyuan Iron & Steel Co. Ltd., Class A	490,702	172,629
* ††	Link Motion, Inc., Sponsored ADR	690,534	0
	Livzon Pharmaceutical Group, Inc., Class H	684,203	2,302,597
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	34,000	91,363
	LK Technology Holdings Ltd.	536,500	665,147
#	Logan Group Co. Ltd.	3,575,000	1,112,269
	Loncin Motor Co. Ltd., Class A	724,300	458,275
	Long Yuan Construction Group Co. Ltd., Class A	398,400	311,150
	Longhua Technology Group Luoyang Co. Ltd., Class A	137,100	133,768
	Lonking Holdings Ltd.	8,391,000	2,316,500
	Luenmei Quantum Co. Ltd., Class A	312,900	320,448
	Luolai Lifestyle Technology Co. Ltd., Class A	96,240	181,922
*	Luoniushan Co. Ltd., Class A	181,128	158,493
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	50,900	50,877
# *	Luoyang Glass Co. Ltd., Class H	784,000	1,054,144
# * Ω	Luye Pharma Group Ltd.	7,602,500	2,371,386
# *	LVGEM China Real Estate Investment Co. Ltd.	2,058,000	277,738
	Maanshan Iron & Steel Co. Ltd., Class H	3,614,048	1,413,113
	Maccura Biotechnology Co. Ltd., Class A	124,661	360,028
*	Macrolink Culturaltainment Development Co. Ltd., Class A	682,438	294,512
# * Ω	Maoyan Entertainment	1,641,000	1,294,599
*	Maoye International Holdings Ltd.	3,854,000	119,618
*	Markor International Home Furnishings Co. Ltd., Class A	520,780	232,175
	Maxvision Technology Corp., Class A	6,500	19,922
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	147,525	443,064
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	122,500	92,304
# * Ω	Meitu, Inc.	8,434,000	998,746
Ω	Midea Real Estate Holding Ltd.	138,400	263,546
	Min Xin Holdings Ltd.	730,000	325,212
*	Mingfa Group International Co. Ltd.	4,235,000	191,779
	Minmetals Land Ltd.	8,218,000	774,985
Ω	Minsheng Education Group Co. Ltd.	780,000	68,535
	Minth Group Ltd.	3,043,000	7,169,932
	MLS Co. Ltd., Class A	322,200	431,576

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	MMG Ltd.	10,970,999	$4,626,210
	Monalisa Group Co. Ltd., Class A	62,800	124,912
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,065,200	253,186
	MYS Group Co. Ltd., Class A	215,887	101,438
*	Nan Hai Corp. Ltd.	24,100,000	107,493
	NanJi E-Commerce Co. Ltd., Class A	534,600	385,772
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,900	83,782
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	71,170
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	224,500	317,026
	Nanjing Yunhai Special Metals Co. Ltd., Class A	164,900	435,420
	Natural Food International Holding Ltd.	314,000	17,086
	NetDragon Websoft Holdings Ltd.	995,000	1,989,008
* Ω	New Century Healthcare Holding Co. Ltd.	35,000	4,176
	New Hope Dairy Co. Ltd., Class A	23,600	40,382
*	New Sparkle Roll International Group Ltd.	4,576,000	51,269
*	New World Department Store China Ltd.	1,787,462	231,688
# *	Newborn Town, Inc.	1,470,000	534,349
	Newland Digital Technology Co. Ltd., Class A	251,800	447,581
	Nexteer Automotive Group Ltd.	3,420,000	1,931,460
	Nine Dragons Paper Holdings Ltd.	6,631,000	5,856,065
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	77,914	70,837
	Ningbo Huaxiang Electronic Co. Ltd., Class A	111,538	224,498
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	14,600	16,050
	Ningbo Joyson Electronic Corp., Class A	91,500	150,061
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	257,200	339,895
	Ningbo Yunsheng Co. Ltd., Class A	340,100	436,655
	Ningxia Jiaze New Energy Co. Ltd., Class A	574,100	310,592
*	Niu Technologies, Sponsored ADR	126,100	1,204,255
*	Noah Holdings Ltd., Sponsored ADR	142,542	2,561,480
	Norinco International Cooperation Ltd., Class A	269,374	292,491
	North Huajin Chemical Industries Co. Ltd., Class A	342,500	303,969
	Northeast Pharmaceutical Group Co. Ltd., Class A	218,903	171,717
	Northeast Securities Co. Ltd., Class A	474,610	468,040
	NSFOCUS Technologies Group Co. Ltd., Class A	167,948	230,195
# *	NVC International Holdings Ltd.	1,770,000	29,451
*	Oceanwide Holdings Co. Ltd., Class A	564,577	126,354
	Offshore Oil Engineering Co. Ltd., Class A	875,267	541,056
*	OFILM Group Co. Ltd., Class A	204,596	170,611
	Olympic Circuit Technology Co. Ltd.	123,835	247,527
	Opple Lighting Co. Ltd., Class A	80,030	193,908
	ORG Technology Co. Ltd., Class A	630,320	463,826
*	Orient Group, Inc., Class A	758,900	305,623
*	Ourpalm Co. Ltd., Class A	789,500	364,703
*	Overseas Chinese Town Asia Holdings Ltd.	950,183	160,475
	Pacific Online Ltd.	1,798,365	285,047
*	Pacific Securities Co. Ltd., Class A	1,476,371	600,609
	PAX Global Technology Ltd.	3,062,000	2,639,560
	PCI Technology Group Co. Ltd., Class A	602,240	535,067
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	2,002,270	793,067
#	Perennial Energy Holdings Ltd.	1,325,000	256,003
	PhiChem Corp., Class A	161,226	517,374
*	Phoenix Media Investment Holdings Ltd.	6,320,000	308,434
# * Ω	Ping An Healthcare & Technology Co. Ltd.	1,341,700	3,302,202
*	Polaris Bay Group Co. Ltd., Class A	155,400	182,440
	Poly Property Group Co. Ltd.	8,990,000	2,258,581
	Poly Property Services Co. Ltd., Class H	512,200	3,403,432
*	Pou Sheng International Holdings Ltd.	10,665,806	1,234,245
	Powerlong Commercial Management Holdings Ltd.	350,500	363,955
#	Powerlong Real Estate Holdings Ltd.	5,244,000	1,778,233

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Prinx Chengshan Holding Ltd.	149,000	$137,439
	Pujiang International Group Ltd.	288,000	99,409
# *	PW Medtech Group Ltd.	3,468,000	363,838
	Q Technology Group Co. Ltd.	1,718,000	1,208,669
	Qianhe Condiment & Food Co. Ltd., Class A	172,080	458,294
	Qingdao East Steel Tower Stock Co. Ltd., Class A	127,400	214,316
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,122	269,398
	Qingdao Gon Technology Co. Ltd., Class A	87,300	290,061
	Qingdao Hanhe Cable Co. Ltd., Class A	594,000	317,484
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	36,653	172,627
Ω	Qingdao Port International Co. Ltd., Class H	461,000	232,028
	Qingdao Rural Commercial Bank Corp., Class A	1,366,800	700,847
	Qingdao Topscomm Communication, Inc., Class A	182,700	189,440
	Qingling Motors Co. Ltd., Class H	3,834,000	683,267
	Qinhuangdao Port Co. Ltd., Class H	3,011,500	459,960
*	Qudian, Inc., Sponsored ADR	96,525	104,247
	Radiance Holdings Group Co. Ltd.	90,000	48,877
	Rainbow Digital Commercial Co. Ltd., Class A	356,250	361,842
	Raisecom Technology Co. Ltd., Class A	133,429	129,073
	Rastar Group, Class A	295,400	117,660
	Realcan Pharmaceutical Group Co. Ltd., Class A	513,200	280,047
# *	Realord Group Holdings Ltd.	1,306,000	2,256,525
* Ω	Red Star Macalline Group Corp. Ltd., Class H	1,080,720	456,747
# Ω	Redco Properties Group Ltd.	5,568,000	1,548,753
	Redsun Properties Group Ltd.	1,399,000	490,415
	Renhe Pharmacy Co. Ltd., Class A	409,700	374,301
	REXLot Holdings Ltd.	98,652,252	49,031
	Rianlon Corp., Class A	21,800	150,899
	Risen Energy Co. Ltd., Class A	26,600	86,584
	RiseSun Real Estate Development Co. Ltd., Class A	982,152	557,841
	Riyue Heavy Industry Co. Ltd., Class A	53,992	132,349
	Road King Infrastructure Ltd.	1,228,000	1,003,843
	Rongan Property Co. Ltd., Class A	916,500	397,812
#	Ronshine China Holdings Ltd.	2,622,500	775,246
	Runjian Co. Ltd., Class A	50,400	213,741
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	321,008	169,206
	Sanquan Food Co. Ltd., Class A	150,700	445,973
	Sansteel Minguang Co. Ltd. Fujian, Class A	736,394	765,095
	Sanxiang Impression Co. Ltd., Class A	36,100	17,380
	Sany Heavy Equipment International Holdings Co. Ltd.	4,412,000	4,156,453
*	Saurer Intelligent Technology Co. Ltd., Class A	417,200	197,391
	Sealand Securities Co. Ltd., Class A	1,301,480	659,682
	Seazen Group Ltd.	8,232,571	3,477,326
*	Secoo Holding Ltd., ADR	64,187	21,990
	S-Enjoy Service Group Co. Ltd.	933,000	1,086,346
	SGIS Songshan Co. Ltd., Class A	836,400	464,682
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	446,990	472,516
#	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	648,152
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	36,300	73,491
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	150,300	432,074
	Shandong Humon Smelting Co. Ltd., Class A	230,600	330,663
	Shandong Longda Meishi Co. Ltd., Class A	255,500	387,458
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	68,500	155,225
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	752,400	303,964
	Shandong New Beiyang Information Technology Co. Ltd., Class A	207,300	200,118
	Shandong Publishing & Media Co. Ltd., Class A	206,500	185,307
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,234,400	6,641,806
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	616,400	521,440
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	229,890	307,939

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,366,956	$404,246
	Shanghai AJ Group Co. Ltd., Class A	426,800	380,973
	Shanghai Belling Co. Ltd., Class A	107,946	254,697
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	72,646	123,549
	Shanghai Environment Group Co. Ltd., Class A	184,073	267,630
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	144,565	369,250
*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	830,000	2,426,518
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,155,000	479,453
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	29,000	123,643
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	83,000	189,513
# Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	145,100	662,905
	Shanghai Industrial Development Co. Ltd., Class A	447,650	272,248
	Shanghai Industrial Holdings Ltd.	1,898,000	2,795,828
	Shanghai Industrial Urban Development Group Ltd.	12,237,000	1,065,927
	Shanghai Jin Jiang Capital Co. Ltd., Class H	7,560,000	2,976,985
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	417,341
#	Shanghai Kindly Medical Instruments Co. Ltd., Class H	46,400	90,185
	Shanghai Maling Aquarius Co. Ltd., Class A	310,225	330,338
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	134,034	230,791
	Shanghai Moons’ Electric Co. Ltd., Class A	89,360	172,963
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,959,600	3,168,621
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	395,120
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	19,300	68,360
	Shanghai Shimao Co. Ltd., Class A	256,400	119,876
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	332,033	451,819
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	127,300	143,182
	Shanghai Tunnel Engineering Co. Ltd., Class A	778,950	689,829
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	378,505
	Shanghai Wanye Enterprises Co. Ltd., Class A	3,672	8,503
	Shanghai Weaver Network Co. Ltd., Class A	46,505	295,325
	Shanghai Yaoji Technology Co. Ltd., Class A	23,800	52,351
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	20,900	62,859
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	214,800	150,875
	Shanxi Blue Flame Holding Co. Ltd., Class A	335,600	549,298
	Shanxi Coking Co. Ltd., Class A	437,317	367,229
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	308,400	628,317
	Shanxi Securities Co. Ltd., Class A	691,410	522,104
	Shanying International Holding Co. Ltd., Class A	1,207,015	513,817
*	Shengda Resources Co. Ltd., Class A	221,907	381,810
	Shenguan Holdings Group Ltd.	1,628,000	99,863
	Shengyuan Environmental Protection Co. Ltd., Class A	30,900	94,806
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	15,300	241,346
	Shenzhen Agricultural Products Group Co. Ltd., Class A	615,280	554,376
*	Shenzhen Airport Co. Ltd., Class A	609,400	587,168
	Shenzhen Aisidi Co. Ltd., Class A	254,900	277,062
	Shenzhen Anche Technologies Co. Ltd., Class A	41,100	80,073
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	272,700	117,985
	Shenzhen Center Power Tech Co. Ltd., Class A	76,600	126,532
	Shenzhen Changhong Technology Co. Ltd., Class A	88,900	210,840
	Shenzhen Comix Group Co. Ltd., Class A	202,801	166,634
	Shenzhen Das Intellitech Co. Ltd., Class A	657,611	266,684
	Shenzhen Desay Battery Technology Co., Class A	113,098	527,875
	Shenzhen Ellassay Fashion Co. Ltd., Class A	45,900	68,367
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	228,018	264,919
	Shenzhen Expressway Corp. Ltd., Class H	2,734,400	2,812,159
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	307,384	390,052
	Shenzhen Fine Made Electronics Group Co. Ltd., Class A	10,000	85,831
	Shenzhen Gas Corp. Ltd., Class A	232,100	224,400
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,000	193,566

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Shenzhen Grandland Group Co. Ltd., Class A	272,300	$92,401
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	182,600	372,469
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	383,359
	Shenzhen Heungkong Holding Co. Ltd., Class A	1,466,160	503,099
	Shenzhen International Holdings Ltd.	4,956,314	5,308,154
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	11,646
	Shenzhen Investment Ltd.	13,965,720	3,012,904
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	95,334	97,550
	Shenzhen Jinjia Group Co. Ltd., Class A	294,200	388,463
	Shenzhen Kaifa Technology Co. Ltd., Class A	47,500	69,810
	Shenzhen Kinwong Electronic Co. Ltd., Class A	69,174	214,535
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	70,000	150,762
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	30,700	33,147
	Shenzhen Megmeet Electrical Co. Ltd., Class A	152,428	430,473
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	965,200	469,711
	Shenzhen Noposion Agrochemicals Co. Ltd., Class A	186,200	158,892
	Shenzhen Properties & Resources Development Group Ltd., Class A	76,600	138,106
*	Shenzhen SDG Information Co. Ltd., Class A	279,020	194,975
	Shenzhen Sinovatio Technology Co. Ltd., Class A	41,707	134,527
	Shenzhen Sunline Tech Co. Ltd., Class A	172,700	235,321
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	299,700	480,431
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	319,418
	Shenzhen Topband Co. Ltd., Class A	240,700	287,489
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,600	20,206
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	256,400	201,058
	Shenzhen World Union Group, Inc., Class A	613,800	300,229
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	342,768	244,956
	Shenzhen Yinghe Technology Co. Ltd., Class A	127,800	341,281
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	213,200	261,247
	Shenzhen Zhenye Group Co. Ltd., Class A	410,400	270,141
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,098,800	692,041
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	285,153
#	Shimao Group Holdings Ltd.	1,317,500	742,112
	Shinsun Holdings Group Co. Ltd.	274,000	22,590
	Shinva Medical Instrument Co. Ltd., Class A	138,680	355,372
	Shoucheng Holdings Ltd.	9,427,600	1,287,391
#	Shougang Fushan Resources Group Ltd.	8,487,128	3,171,394
*	Shouhang High-Tech Energy Co. Ltd., Class A	719,800	300,350
	Shui On Land Ltd.	15,753,143	2,229,368
*	Sichuan Development Lomon Co. Ltd., Class A	150,200	228,683
	Sichuan Expressway Co. Ltd., Class H	4,042,000	1,122,696
*	Sichuan Haite High-tech Co. Ltd., Class A	124,976	167,396
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	103,000	235,746
*	Sichuan Languang Development Co. Ltd., Class A	988,771	256,515
*	Sichuan Lutianhua Co. Ltd., Class A	23,400	18,141
	Sichuan Shuangma Cement Co. Ltd., Class A	187,737	495,956
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	90,600	213,094
#	Sihuan Pharmaceutical Holdings Group Ltd.	16,460,000	2,598,062
*	Silver Grant International Holdings Group Ltd.	6,192,000	355,866
Ω	Simcere Pharmaceutical Group Ltd.	491,000	523,350
*	Sinco Pharmaceuticals Holdings Ltd.	1,824,000	400,353
††	Sinic Holdings Group Co. Ltd., Class H	235,000	5,690
	Sino Wealth Electronic Ltd., Class A	103,050	888,043
	Sinocare, Inc., Class A	112,300	253,456
	Sinochem International Corp., Class A	391,600	356,973
#	Sinofert Holdings Ltd.	9,231,327	1,539,161
*	Sino-I Technology Ltd.	3,950,000	10,068
*	Sinolink Worldwide Holdings Ltd.	15,827,440	466,640
	Sinoma International Engineering Co., Class A	296,600	348,905

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinomach Automobile Co. Ltd., Class A	342,600	$317,630
	Sino-Ocean Group Holding Ltd.	13,156,500	2,484,531
	Sinopec Engineering Group Co. Ltd., Class H	6,311,500	3,297,947
	Sinopec Kantons Holdings Ltd.	4,414,000	1,501,729
*	Sinopec Oilfield Service Corp., Class H	8,470,000	630,964
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,030,000	2,250,755
	Sinopharm Group Co. Ltd., Class H	3,968,800	9,132,914
	Sino-Platinum Metals Co. Ltd., Class A	96,142	237,107
	Sinosoft Co. Ltd., Class A	9,500	30,177
	Sinosoft Technology Group Ltd.	2,214,599	120,084
	Sinosteel Engineering & Technology Co. Ltd., Class A	507,700	433,709
	Sinotrans Ltd., Class H	8,722,000	2,635,924
	Sinotruk Hong Kong Ltd.	2,608,000	3,154,439
	Skyfame Realty Holdings Ltd.	13,378,000	144,896
	Skyworth Digital Co. Ltd., Class A	293,846	544,514
*	Skyworth Group Ltd.	6,186,266	3,238,743
# ††	SMI Culture & Travel Group Holdings Ltd.	6,033,814	72,126
	Smoore International Holdings Ltd.	15,232,000	42,899
*	SOHO China Ltd.	8,492,500	1,551,741
# *	Sohu.com Ltd., ADR	62,319	964,698
*	Solargiga Energy Holdings Ltd.	5,471,000	239,485
*	Sou Yu Te Group Co. Ltd., Class A	1,059,193	193,840
# *	South Manganese Investment Ltd.	2,312,000	249,130
*	So-Young International, Inc., ADR	83,482	113,536
	SSY Group Ltd.	5,937,152	2,916,448
*	Starrise Media Holdings Ltd.	550,000	10,654
	Streamax Technology Co. Ltd., Class A	6,900	23,041
††	Suchuang Gas Corp. Ltd.	608,000	70,508
#	Sun Art Retail Group Ltd.	4,785,000	1,485,328
	Sun King Technology Group Ltd.	4,158,000	1,182,640
	Sun-Create Electronics Co. Ltd., Class A	50,300	282,264
	Sunflower Pharmaceutical Group Co. Ltd., Class A	193,200	542,831
	Sunfly Intelligent Technology Co. Ltd., Class A	101,700	135,183
*	Suning Universal Co. Ltd., Class A	239,300	126,566
	Sunresin New Materials Co. Ltd., Class A	60,142	607,578
* Ω	Sunshine 100 China Holdings Ltd.	635,000	29,941
	Sunward Intelligent Equipment Co. Ltd., Class A	166,950	165,030
*	Sunwave Communications Co. Ltd., Class A	190,000	104,929
	Suplet Power Co. Ltd., Class A	52,994	345,336
	Suzhou Anjie Technology Co. Ltd., Class A	238,099	465,437
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	362,797	167,175
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	413,774
	Suzhou Good-Ark Electronics Co. Ltd., Class A	181,300	235,183
	Suzhou Keda Technology Co. Ltd., Class A	109,368	95,071
	Suzhou Secote Precision Electronic Co. Ltd., Class A	47,200	113,806
	Suzhou TFC Optical Communication Co. Ltd., Class A	144,900	477,801
#	SY Holdings Group Ltd.	712,000	577,469
	Symphony Holdings Ltd.	7,140,000	899,553
*	SYoung Group Co. Ltd., Class A	44,200	77,446
	T&S Communications Co. Ltd., Class A	66,437	115,949
	Taiji Computer Corp. Ltd., Class A	168,856	437,935
	Tang Palace China Holdings Ltd.	440,000	36,125
	Tangrenshen Group Co. Ltd., Class A	112,227	127,235
	TangShan Port Group Co. Ltd., Class A	1,557,011	646,589
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	308,900	304,206
*	Taung Gold International Ltd.	60,770,000	201,748
	TCL Electronics Holdings Ltd.	3,563,347	1,611,840
††	Tech-Pro, Inc.	43,862,000	71,548
	Telling Telecommunication Holding Co. Ltd., Class A	166,100	221,950

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ten Pao Group Holdings Ltd.	660,000	$128,886
	Tenfu Cayman Holdings Co. Ltd.	306,000	194,658
# ††	Tenwow International Holdings Ltd.	4,023,000	36,554
	Three Squirrels, Inc., Class A	73,700	245,998
	Tian An China Investment Co. Ltd.	1,719,000	815,182
	Tian Di Science & Technology Co. Ltd., Class A	1,093,400	741,496
* Ω	Tian Ge Interactive Holdings Ltd.	2,221,000	221,240
	Tian Lun Gas Holdings Ltd.	1,352,500	793,667
*	Tian Shan Development Holding Ltd.	1,844,000	462,939
	Tiangong International Co. Ltd.	4,204,000	1,386,290
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	640,032
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	778,500	680,577
	Tianjin Development Holdings Ltd.	2,298,000	499,761
	Tianjin Port Development Holdings Ltd.	12,226,800	994,723
	Tianjin Teda Co. Ltd., Class A	30,500	16,477
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	19,900	58,762
	Tianli Education International Holdings Ltd.	3,114,000	307,472
#	Tianneng Power International Ltd.	2,966,048	2,471,113
*	Tianyun International Holdings Ltd.	1,794,000	349,792
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	30,900	114,319
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	46,400	245,755
	Tibet Tianlu Co. Ltd., Class A	122,100	102,107
*	Tibet Water Resources Ltd.	9,150,000	561,150
*	Time Watch Investments Ltd.	170,000	9,652
	Times China Holdings Ltd.	1,302,000	461,645
	Tomson Group Ltd.	2,541,054	633,886
	Tong Ren Tang Technologies Co. Ltd., Class H	2,547,000	1,938,432
*	Tongcheng Travel Holdings Ltd.	3,294,400	5,809,251
*	Tongda Group Holdings Ltd.	24,615,000	415,321
*	Tongdao Liepin Group	247,800	459,078
*	Tongding Interconnection Information Co. Ltd., Class A	324,800	186,982
	TongFu Microelectronics Co. Ltd., Class A	40,400	80,214
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	245,400	375,561
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	170,100	108,162
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	363,380	231,279
	Tongyu Heavy Industry Co. Ltd., Class A	477,553	176,572
	Top Spring International Holdings Ltd.	1,539,500	188,503
	Topsec Technologies Group, Inc., Class A	194,227	269,934
Ω	Topsports International Holdings Ltd.	3,532,000	2,701,452
	Towngas Smart Energy Co. Ltd.	4,546,510	2,245,241
	Transfar Zhilian Co. Ltd., Class A	349,200	331,994
	TravelSky Technology Ltd., Class H	3,352,000	5,062,106
*	Trigiant Group Ltd.	4,284,000	254,524
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	TRS Information Technology Corp. Ltd., Class A	122,300	192,969
	Truly International Holdings Ltd.	6,217,573	1,693,452
Ω	Tsaker Chemical Group Ltd.	1,314,500	237,725
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	970,900	246,111
*	Tuniu Corp., Sponsored ADR	148,809	101,190
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	360,500	168,804
	Unilumin Group Co. Ltd., Class A	335,700	282,290
	Uni-President China Holdings Ltd.	5,278,000	4,625,117
#	United Energy Group Ltd.	30,502,900	3,587,214
††	Untrade.CTEG.	18,320,000	148,951
	Valiant Co. Ltd., Class A	182,251	489,998
	VanJee Technology Co. Ltd., Class A	7,200	17,152
	Vats Liquor Chain Store Management JSC Ltd., Class A	81,400	446,216
	Vatti Corp. Ltd., Class A	188,447	143,379
Ω	VCredit Holdings Ltd.	159,400	63,417

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*Ω	Venus MedTech Hangzhou, Inc., Class H	144,500	$265,274
	Victory Giant Technology Huizhou Co. Ltd., Class A	227,600	575,815
#	Vinda International Holdings Ltd.	1,459,000	3,517,935
# *	Viomi Technology Co. Ltd., ADR	37,442	58,784
*	Vipshop Holdings Ltd., ADR	1,202,127	9,208,293
# †† Ω	Virscend Education Co. Ltd.	563,000	24,753
	Wangneng Environment Co. Ltd., Class A	94,545	267,207
	Wangsu Science & Technology Co. Ltd., Class A	594,400	429,049
	Want Want China Holdings Ltd.	372,000	335,792
	Wanxiang Qianchao Co. Ltd., Class A	1,154,662	899,037
#	Wasion Holdings Ltd.	2,402,000	785,604
	Wasu Media Holding Co. Ltd., Class A	357,024	401,864
	Weifu High-Technology Group Co. Ltd., Class A	168,203	514,726
	Weiqiao Textile Co., Class H	1,940,500	540,276
	Wellhope Foods Co. Ltd., Class A	362,080	435,025
	West China Cement Ltd.	9,802,000	1,541,312
	Wharf Holdings Ltd.	1,734,000	5,080,446
	Wisdom Education International Holdings Co. Ltd.	3,004,000	104,703
*	Wison Engineering Services Co. Ltd.	1,334,000	51,584
	Wolong Electric Group Co. Ltd., Class A	445,172	729,645
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	231,500	130,656
	Wuhan Department Store Group Co. Ltd., Class A	234,382	363,705
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	151,800	191,009
*	Wuhan P&S Information Technology Co. Ltd., Class A	405,100	282,761
	Wuhu Token Science Co. Ltd., Class A	74,700	68,612
#	Wuling Motors Holdings Ltd.	1,010,000	133,035
	Wuxi Taiji Industry Co. Ltd., Class A	465,900	466,361
	Wuxi Xinje Electric Co. Ltd., Class A	11,400	48,481
	XGD, Inc., Class A	155,100	288,334
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,777,000	781,480
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	182,400	227,516
	Xiamen International Airport Co. Ltd., Class A	20,400	44,991
	Xiamen International Port Co. Ltd., Class H	4,430,000	486,687
	Xiamen Intretech, Inc., Class A	10,300	31,907
	Xiamen ITG Group Corp. Ltd., Class A	489,000	551,326
	Xiamen Kingdomway Group Co., Class A	140,400	447,306
	Xiamen Xiangyu Co. Ltd., Class A	569,400	752,542
	Xi’an Triangle Defense Co. Ltd., Class A	96,600	565,121
	Xiandai Investment Co. Ltd., Class A	421,994	259,773
	Xilinmen Furniture Co. Ltd., Class A	121,000	430,550
	Xingda International Holdings Ltd.	6,085,861	1,091,185
	Xingfa Aluminium Holdings Ltd.	481,000	634,666
*	Xingyuan Environment Technology Co. Ltd., Class A	318,700	148,981
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,968,103	1,399,940
	Xinhuanet Co. Ltd., Class A	120,800	273,639
*	Xinji Shaxi Group Co. Ltd.	387,000	13,533
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	661,600	940,362
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	86,188	272,720
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	557,000	94,256
	Xinte Energy Co. Ltd., Class H	926,000	2,011,451
	Xinxiang Chemical Fiber Co. Ltd., Class A	28,900	15,494
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,045,700	760,084
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	89,200	209,303
	Xinyi Energy Holdings Ltd.	5,958,000	3,186,985
	Xinyu Iron & Steel Co. Ltd., Class A	577,800	498,363
#	Xtep International Holdings Ltd.	5,152,141	7,495,417
	Xuji Electric Co. Ltd., Class A	341,300	803,338
*	Xunlei Ltd., ADR	212,469	295,332
Ω	Yadea Group Holdings Ltd.	4,728,000	7,126,492

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	YaGuang Technology Group Co. Ltd., Class A	278,300	$219,650
*	Yanchang Petroleum International Ltd.	12,940,000	85,557
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	447,500	580,298
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	36,600	146,543
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	173,113	279,262
	Yantai Eddie Precision Machinery Co. Ltd., Class A	7,109	20,569
	YanTai Shuangta Food Co. Ltd., Class A	319,000	346,690
	Yantai Tayho Advanced Materials Co. Ltd., Class A	156,934	310,723
	Yantai Zhenghai Bio-tech Co. Ltd.	7,100	58,753
*	Yashili International Holdings Ltd.	5,168,000	555,648
# *	Yeahka Ltd.	17,200	44,743
	YGSOFT, Inc., Class A	260,300	225,406
# * Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	808,600	516,848
*	Yida China Holdings Ltd.	1,148,000	60,568
	Yifan Pharmaceutical Co. Ltd., Class A	265,766	475,283
	Yihai International Holding Ltd.	1,667,000	4,692,734
	Yijiahe Technology Co. Ltd., Class A	64,876	406,038
#	Yincheng International Holding Co. Ltd.	26,000	8,935
	Yipinhong Pharmaceutical Co. Ltd., Class A	97,380	409,475
	Yip’s Chemical Holdings Ltd.	1,386,000	712,207
*	Yiren Digital Ltd., Sponsored ADR	220,957	452,962
# * Ω	Yixin Group Ltd.	1,892,500	190,904
	Yixintang Pharmaceutical Group Co. Ltd., Class A	123,400	377,491
	Yotrio Group Co. Ltd., Class A	677,800	337,908
*	Youzu Interactive Co. Ltd., Class A	314,800	433,063
*	Yuan Heng Gas Holdings Ltd.	2,012,000	115,108
	Yuexiu Property Co. Ltd.	5,545,456	5,770,122
	Yuexiu Transport Infrastructure Ltd.	4,268,018	2,723,629
	Yunnan Copper Co. Ltd., Class A	370,272	580,572
	Yusys Technologies Co. Ltd., Class A	98,900	223,180
	Yuzhou Group Holdings Co. Ltd.	3,085,181	218,212
	ZBOM Home Collection Co. Ltd., Class A	100,588	310,393
#	Zepp Health Corp., ADR	24,510	59,314
	Zhaojin Mining Industry Co. Ltd., Class H	4,019,500	3,820,825
	Zhejiang Communications Technology Co. Ltd.	463,200	476,385
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	612,900	409,650
	Zhejiang Crystal-Optech Co. Ltd., Class A	398,626	564,995
	Zhejiang Expressway Co. Ltd., Class H	5,940,000	4,896,963
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	222,400	421,009
# * ††	Zhejiang Glass Co. Ltd.	445,000	0
	Zhejiang Hailiang Co. Ltd., Class A	642,181	877,345
	Zhejiang Hangmin Co. Ltd., Class A	354,400	272,949
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	409,982
	Zhejiang Huace Film & Television Co. Ltd., Class A	502,700	328,653
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	452,900
	Zhejiang Jianfeng Group Co. Ltd., Class A	24,600	50,745
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	147,829	527,724
*	Zhejiang Jingu Co. Ltd., Class A	346,600	268,601
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	376,663
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	983,168	495,640
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	123,600	282,511
	Zhejiang Medicine Co. Ltd., Class A	338,800	645,300
	Zhejiang Meida Industrial Co. Ltd., Class A	223,540	475,509
	Zhejiang Narada Power Source Co. Ltd., Class A	172,700	280,199
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	397,956	219,943
	Zhejiang Runtu Co. Ltd., Class A	306,134	359,925
*	Zhejiang Shibao Co. Ltd., Class H	558,000	97,398
	Zhejiang Southeast Space Frame Co. Ltd., Class A	138,600	181,296
	Zhejiang Tiantie Industry Co. Ltd., Class A	23,200	49,690

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	84,205	$404,217
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	819,420	466,056
	Zhejiang Wanliyang Co. Ltd., Class A	244,570	244,647
	Zhejiang Wanma Co. Ltd., Class A	111,500	109,655
	Zhejiang Wansheng Co. Ltd., Class A	34,900	84,807
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	9,000	55,731
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	298,744
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	247,902	643,267
	Zhejiang Yankon Group Co. Ltd., Class A	95,500	48,591
	Zhejiang Yasha Decoration Co. Ltd., Class A	389,600	274,110
	Zhejiang Yinlun Machinery Co. Ltd., Class A	50,700	59,126
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,089,800	1,144,188
*	Zhong An Group Ltd.	13,063,800	496,348
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	1,277,100	4,391,104
#	Zhongliang Holdings Group Co. Ltd.	464,500	149,088
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	296,300	222,647
	Zhongshan Public Utilities Group Co. Ltd., Class A	485,800	561,257
*	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	472,931
	Zhongyu Energy Holdings Ltd.	1,994,306	1,751,691
# Ω	Zhou Hei Ya International Holdings Co. Ltd.	2,883,500	1,484,022
#	Zhuguang Holdings Group Co. Ltd.	7,108,000	1,295,806
	Zhuhai Bojay Electronics Co. Ltd., Class A	14,178	69,114
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	172,200	195,328
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	246,921	264,056
*	ZJBC Information Technology Co. Ltd., Class A	201,160	85,245

TOTAL CHINA			1,059,374,208

COLOMBIA — (0.2%)
	Bolsa de Valores de Colombia	63,819	153,904
	Celsia SA ESP	1,957,518	2,111,825
	Cementos Argos SA	1,098,387	1,666,451
*	CEMEX Latam Holdings SA	765,979	532,199
*	Corp. Financiera Colombiana SA	275,562	2,019,027
	Grupo Argos SA	48,640	176,962
	Mineros SA	223,012	182,838
	Promigas SA ESP	10,240	18,020

TOTAL COLOMBIA			6,861,226

GREECE — (0.3%)
*	Aegean Airlines SA	137,813	770,197
	Athens Water Supply & Sewage Co. SA	102,231	762,659
	Autohellas Tourist & Trading SA	62,316	610,289
	Bank of Greece	115,124	2,166,946
*	Ellaktor SA	381,229	546,563
	ElvalHalcor SA	61,497	107,978
*	Fourlis Holdings SA	148,500	578,957
*	GEK Terna Holding Real Estate Construction SA	253,934	2,605,345
	Hellenic Exchanges - Athens Stock Exchange SA	202,258	793,897
	Holding Co. ADMIE IPTO SA	297,838	714,338
*	Intracom Holdings SA	131,176	235,798
*	LAMDA Development SA	150,639	1,025,246
	Motor Oil Hellas Corinth Refineries SA	24,547	388,337
	Piraeus Port Authority SA	26,723	486,619
	Quest Holdings SA	40,294	246,820
	Sarantis SA	131,589	1,005,923
	Terna Energy SA	99,737	1,864,069
	Thrace Plastics Holding & Co.	6,826	33,703

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Titan Cement International SA	20,332	$284,859

TOTAL GREECE			15,228,543

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	16,347,000	0
††	CECEP COSTIN New Materials Group Ltd.	4,494,000	64,429
* ††	Karce Co. Ltd.	1,336,000	0
* ††	Magnum Uranium Corp.	876,000	0
	My Medicare	6,950,000	38,173
* ††	Realgold Resources Corp.	300,500	0
	Texhong Textile Group Ltd.	85,000	102,219
* ††	Untrade Youyuan Holdings	2,698,070	0
* ††	Untrade. C Fiber Optic	9,639,999	0

TOTAL HONG KONG			204,821

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	1,433,835	1,551,786
# *	Opus Global Nyrt	302,678	168,818
	Richter Gedeon Nyrt	62,801	1,253,011

TOTAL HUNGARY			2,973,615

INDIA — (16.5%)
	63 Moons Technologies Ltd.	5,460	15,642
	Aarti Drugs Ltd.	110,812	665,410
	Aarti Industries Ltd.	480,830	5,530,478
	Abbott India Ltd.	15,291	3,407,230
	Accelya Solutions India Ltd.	3,300	41,507
	Action Construction Equipment Ltd.	64,420	201,364
	Adani Enterprises Ltd.	163,065	4,947,126
*	Adani Green Energy Ltd.	94,029	3,512,855
*	Adani Power Ltd.	1,407,682	5,142,323
	Adani Total Gas Ltd.	50,749	1,629,277
*	Adani Transmission Ltd.	275,811	9,936,284
*	Aditya Birla Capital Ltd.	1,042,109	1,626,782
	Advanced Enzyme Technologies Ltd.	166,705	655,083
	Aegis Logistics Ltd.	508,694	1,461,624
	Agro Tech Foods Ltd.	54,802	650,604
*	Ahluwalia Contracts India Ltd.	29,779	203,528
	AIA Engineering Ltd.	176,351	4,437,508
	Ajanta Pharma Ltd.	101,318	2,279,053
	Akzo Nobel India Ltd.	43,658	1,071,968
	Alembic Ltd.	269,593	271,348
	Alembic Pharmaceuticals Ltd.	204,849	2,080,954
	Alkem Laboratories Ltd.	7,618	323,984
	Alkyl Amines Chemicals	50,321	2,075,190
	Allcargo Logistics Ltd.	227,668	1,045,599
*	Alok Industries Ltd.	3,273,901	1,087,721
	Amara Raja Batteries Ltd.	175,308	1,276,466
*	Amber Enterprises India Ltd.	8,826	423,254
	Amrutanjan Health Care Ltd.	18,616	218,200
* ††	Amtek Auto Ltd.	217,501	1,467
	Anant Raj Ltd.	31,769	25,901
	Andhra Sugars Ltd.	39,058	81,972
	Apar Industries Ltd.	9,747	85,281
	Apcotex Industries Ltd.	13,082	100,418
*	APL Apollo Tubes Ltd.	318,283	4,237,769
	Apollo Tyres Ltd.	1,117,624	2,961,730
*	Arvind Fashions Ltd.	207,643	770,912

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Arvind Ltd.	591,006	$944,802
	Asahi India Glass Ltd.	352,222	2,115,930
	Ashiana Housing Ltd.	46,993	92,222
*	Ashoka Buildcon Ltd.	369,747	414,332
	Asian Granito India Ltd.	7,080	6,693
	Astec Lifesciences Ltd.	6,132	143,848
* Ω	Aster DM Healthcare Ltd.	93,191	234,232
	Astra Microwave Products Ltd.	26,394	86,702
	Astral Ltd.	167,831	4,695,462
	AstraZeneca Pharma India Ltd.	17,775	640,240
	Atul Ltd.	56,299	6,514,998
* Ω	AU Small Finance Bank Ltd.	107,459	1,933,834
	Automotive Axles Ltd.	15,690	327,243
	Avanti Feeds Ltd.	176,442	998,780
	Bajaj Consumer Care Ltd.	362,855	792,590
*	Bajaj Electricals Ltd.	18,646	266,006
*	Bajaj Hindusthan Sugar Ltd.	1,332,368	296,311
	Bajaj Holdings & Investment Ltd.	50,436	3,410,838
	Balaji Amines Ltd.	43,259	1,815,135
	Balkrishna Industries Ltd.	20,217	560,720
	Balmer Lawrie & Co. Ltd.	230,549	356,931
	Balrampur Chini Mills Ltd.	489,227	2,825,293
	Banco Products India Ltd.	14,120	25,953
*	Bank of India	574,453	357,755
*	Bank of Maharashtra	986,206	228,394
	Bannari Amman Sugars Ltd.	12,765	445,999
	BASF India Ltd.	46,643	1,634,465
	Bata India Ltd.	151,365	3,852,792
	Bayer CropScience Ltd.	13,354	808,087
	BEML Ltd.	48,307	1,038,473
*	BF Utilities Ltd.	59,511	295,059
	Bhansali Engineering Polymers Ltd.	235,301	383,790
	Bharat Bijlee Ltd.	2,006	44,505
	Bharat Dynamics Ltd.	60,728	589,987
	Bharat Electronics Ltd.	892,804	2,753,405
	Bharat Forge Ltd.	628,316	5,727,748
*	Bharat Heavy Electricals Ltd.	2,694,385	1,834,442
	Bharat Rasayan Ltd.	2,908	531,677
	Birla Corp. Ltd.	96,625	1,368,496
	Birlasoft Ltd.	466,391	2,485,725
	Bliss Gvs Pharma Ltd.	133,346	139,425
	Blue Dart Express Ltd.	17,602	1,558,670
	Blue Star Ltd.	88,625	1,318,274
	Bodal Chemicals Ltd.	82,131	117,004
	Bombay Burmah Trading Co.	12,619	165,627
*	Bombay Dyeing & Manufacturing Co. Ltd.	270,409	435,022
*	Borosil Renewables Ltd.	90,150	820,647
	Brigade Enterprises Ltd.	287,122	1,689,311
	Brightcom Group Ltd.	22,983	24,941
	BSE Ltd.	261,489	3,066,719
*	Camlin Fine Sciences Ltd.	62,373	99,260
	Can Fin Homes Ltd.	183,795	1,409,847
*	Canara Bank	6,339	18,816
*	Capacit’e Infraprojects Ltd.	15,657	27,735
	Caplin Point Laboratories Ltd.	72,924	671,707
	Carborundum Universal Ltd.	262,115	2,657,085
	Care Ratings Ltd.	49,682	297,975
	Castrol India Ltd.	566,471	797,951
	CCL Products India Ltd.	278,029	1,479,259

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ceat Ltd.	86,455	$1,272,772
*	Central Bank of India Ltd.	531,432	128,501
	Central Depository Services India Ltd.	206,228	3,686,714
	Century Enka Ltd.	12,482	95,655
	Century Plyboards India Ltd.	218,215	1,803,807
	Century Textiles & Industries Ltd.	142,158	1,535,907
	Cera Sanitaryware Ltd.	18,745	1,018,288
	CESC Ltd.	2,196,962	2,441,521
*	CG Power & Industrial Solutions Ltd.	315,782	811,188
	Chambal Fertilisers & Chemicals Ltd.	574,017	3,398,410
*	Chennai Petroleum Corp. Ltd.	157,831	571,504
††	Chennai Super Kings Cricket Ltd.	1,658,632	9,154
	Cholamandalam Financial Holdings Ltd.	398,017	3,366,729
	Cholamandalam Investment & Finance Co. Ltd.	53,578	517,427
	Cigniti Technologies Ltd.	4,539	25,855
	City Union Bank Ltd.	1,316,807	2,347,416
Ω	Cochin Shipyard Ltd.	45,819	200,160
	Coforge Ltd.	102,611	5,586,189
	Computer Age Management Services Ltd.	23,851	761,742
	Container Corp. of India Ltd.	189,088	1,594,303
	Coromandel International Ltd.	406,680	4,734,277
	Cosmo Films Ltd.	10,174	250,283
*	CreditAccess Grameen Ltd.	56,723	765,321
	CRISIL Ltd.	61,867	2,997,579
	Crompton Greaves Consumer Electricals Ltd.	1,658,783	8,289,894
*	CSB Bank Ltd.	19,944	55,528
	Cummins India Ltd.	296,857	3,978,954
	Cyient Ltd.	184,457	2,120,807
*	D B Realty Ltd.	15,965	18,494
	Dalmia Bharat Ltd.	153,753	3,037,780
	Dalmia Bharat Sugar & Industries Ltd.	10,316	63,323
	DB Corp. Ltd.	50,465	59,328
*	DCB Bank Ltd.	611,934	633,794
	DCM Shriram Ltd.	132,530	2,030,626
*	DCW Ltd.	86,564	52,926
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,629,326
	Deepak Nitrite Ltd.	174,205	5,235,218
	Delta Corp. Ltd.	446,857	1,543,819
*	DEN Networks Ltd.	181,626	96,513
	Dhampur Sugar Mills Ltd.	121,578	823,035
*	Dhani Services Ltd.	982,211	696,186
	Dhanuka Agritech Ltd.	43,376	403,636
Ω	Dilip Buildcon Ltd.	141,880	486,120
*	Dish TV India Ltd.	3,313,643	705,563
*	Dishman Carbogen Amcis Ltd.	210,016	446,792
	Dixon Technologies India Ltd.	86,540	4,897,697
	Dollar Industries Ltd.	11,600	87,000
Ω	Dr Lal PathLabs Ltd.	101,801	3,444,290
*	DRC Systems India Ltd.	21,540	12,102
*	Dredging Corp. of India Ltd.	9,174	41,285
	Dwarikesh Sugar Industries Ltd.	100,754	165,176
*	Dynamatic Technologies Ltd.	1,653	49,624
	eClerx Services Ltd.	66,992	2,104,709
	Edelweiss Financial Services Ltd.	1,553,368	1,209,326
	EID Parry India Ltd.	253,753	1,768,066
*	EIH Associated Hotels	2,335	14,170
*	EIH Ltd.	598,761	1,241,274
	Electrosteel Castings Ltd.	623,369	309,410
	Elgi Equipments Ltd.	526,947	2,367,437

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Emami Ltd.	410,385	$2,618,759
Ω	Endurance Technologies Ltd.	50,432	803,656
	Engineers India Ltd.	716,970	599,041
	EPL Ltd.	171,552	376,104
* Ω	Equitas Small Finance Bank Ltd.	139,908	99,076
Ω	Eris Lifesciences Ltd.	85,412	762,857
	ESAB India Ltd.	3,939	167,943
	Escorts Ltd.	65,965	1,400,456
*	Eveready Industries India Ltd.	54,492	227,100
	Everest Industries Ltd.	1,236	9,379
	Everest Kanto Cylinder Ltd.	66,676	169,021
	Excel Industries Ltd.	3,403	63,478
	Exide Industries Ltd.	1,080,287	2,144,957
*	FDC Ltd.	175,365	611,086
	Federal Bank Ltd.	5,370,459	6,683,498
	FIEM Industries Ltd.	5,032	62,980
	Filatex India Ltd.	107,870	164,764
	Fine Organic Industries Ltd.	8,143	475,827
	Finolex Cables Ltd.	272,441	1,417,157
	Finolex Industries Ltd.	955,420	1,932,133
	Firstsource Solutions Ltd.	984,127	1,587,511
	Force Motors Ltd.	4,465	69,104
*	Fortis Healthcare Ltd.	1,778,161	6,163,496
*	Future Consumer Ltd.	175,333	5,137
	Gabriel India Ltd.	234,396	360,927
	Galaxy Surfactants Ltd.	12,936	488,537
	Garden Reach Shipbuilders & Engineers Ltd.	32,522	120,140
	Garware Technical Fibres Ltd.	35,738	1,420,562
*	Gateway Distriparks Ltd.	978,876	955,922
*	Gati Ltd.	95,449	212,047
*	Gayatri Projects Ltd.	54,223	14,708
	GE Power India Ltd.	11,324	25,899
*	GE T&D India Ltd.	196,502	316,822
* Ω	General Insurance Corp. of India	11,497	19,879
	Genus Power Infrastructures Ltd.	96,180	129,237
	Geojit Financial Services Ltd.	27,742	23,782
	GHCL Ltd.	182,273	1,469,058
	GIC Housing Finance Ltd.	10,397	19,312
	Gillette India Ltd.	17,329	1,199,703
	GlaxoSmithKline Pharmaceuticals Ltd.	33,544	685,934
	Glenmark Pharmaceuticals Ltd.	501,614	2,871,868
	GMM Pfaudler Ltd.	2,654	155,713
*	GMR Infrastructure Ltd.	1,795,502	874,120
	Godawari Power & Ispat Ltd.	33,002	178,611
	Godfrey Phillips India Ltd.	48,483	764,102
Ω	Godrej Agrovet Ltd.	25,775	183,633
*	Godrej Industries Ltd.	188,963	1,212,253
	Goodyear India Ltd.	3,137	37,127
	Granules India Ltd.	480,026	1,754,496
	Graphite India Ltd.	56,234	382,609
	Gravita India Ltd.	3,285	13,381
	Great Eastern Shipping Co. Ltd. (The)	307,104	1,556,565
	Greaves Cotton Ltd.	339,261	725,590
	Greenlam Industries Ltd.	14,390	66,361
	Greenpanel Industries Ltd.	48,546	380,835
	Greenply Industries Ltd.	97,847	266,424
	Grindwell Norton Ltd.	105,759	2,351,523
	Gujarat Alkalies & Chemicals Ltd.	126,178	1,635,568
	Gujarat Ambuja Exports Ltd.	252,205	1,085,266

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gujarat Fluorochemicals Ltd.	139,493	$5,080,719
	Gujarat Industries Power Co. Ltd.	151,680	184,051
	Gujarat Mineral Development Corp. Ltd.	143,540	344,558
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	239,481	2,585,175
	Gujarat Pipavav Port Ltd.	986,533	1,122,102
	Gujarat State Fertilizers & Chemicals Ltd.	454,863	1,012,381
	Gujarat State Petronet Ltd.	781,576	2,657,453
	Gulf Oil Lubricants India Ltd.	50,156	278,242
*	Hathway Cable & Datacom Ltd.	852,319	222,690
	Hatsun Agro Product Ltd.	105,358	1,447,091
	HBL Power Systems Ltd.	150,930	170,253
*	HealthCare Global Enterprises Ltd.	18,544	68,482
	HEG Ltd.	14,568	231,460
	HeidelbergCement India Ltd.	244,465	642,802
	Heritage Foods Ltd.	51,381	209,631
	Hester Biosciences Ltd.	11,114	376,512
	HFCL Ltd.	2,094,768	1,999,610
	HG Infra Engineering Ltd.	17,499	140,629
	Hikal Ltd.	204,581	1,058,644
	HIL Ltd.	14,909	740,007
	Himadri Speciality Chemical Ltd.	539,750	487,325
	Himatsingka Seide Ltd.	66,016	126,902
	Hinduja Global Solutions Ltd.	72,357	959,113
	Hindustan Aeronautics Ltd.	8,128	168,338
*	Hindustan Construction Co. Ltd.	2,351,198	482,030
	Hindustan Copper Ltd.	281,976	410,642
*	Hindustan Oil Exploration Co. Ltd.	190,919	500,143
	Hle Glascoat Ltd.	2,753	166,590
	Honda India Power Products Ltd.	12,211	229,514
	Honeywell Automation India Ltd.	2,492	1,297,154
	HSIL Ltd.	14,441	59,389
	Huhtamaki India Ltd.	86,236	221,039
	I G Petrochemicals Ltd.	13,766	133,410
Ω	ICICI Securities Ltd.	136,551	996,161
	ICRA Ltd.	4,665	248,365
*	IDFC First Bank Ltd.	6,440,948	3,286,239
	IDFC Ltd.	3,888,266	2,863,585
*	IFB Industries Ltd.	32,304	403,500
*	IFCI Ltd.	491,185	71,687
	Igarashi Motors India Ltd.	2,487	11,488
	IIFL Finance Ltd.	572,417	2,613,128
	IIFL Securities Ltd.	43,631	50,687
	IIFL Wealth Management Ltd.	169,047	3,732,489
	India Cements Ltd.	488,174	1,309,753
	India Glycols Ltd.	50,275	629,903
	India Nippon Electricals Ltd.	1,455	8,257
	Indiabulls Housing Finance Ltd.	947,333	1,880,459
*	Indiabulls Real Estate Ltd.	592,643	684,530
Ω	IndiaMart InterMesh Ltd.	8,434	540,034
	Indian Bank	249,104	526,499
Ω	Indian Energy Exchange Ltd.	750,762	2,078,969
	Indian Hotels Co. Ltd.	2,698,770	8,924,080
	Indian Hume Pipe Co. Ltd. (The)	35,244	82,698
	Indian Metals & Ferro Alloys Ltd.	3,008	16,006
	Indo Count Industries Ltd.	166,243	337,199
	Indoco Remedies Ltd.	110,768	553,743
	Indraprastha Gas Ltd.	87,065	399,929
	INEOS Styrolution India Ltd.	15,206	166,373
	Infibeam Avenues Ltd.	2,531,827	594,956

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ingersoll Rand India Ltd.	10,463	$230,458
*	Inox Leisure Ltd.	120,537	781,370
*	Inox Wind Ltd.	68,852	96,351
*	Insecticides India Ltd.	1,622	15,161
*	Intellect Design Arena Ltd.	257,424	2,653,671
	IOL Chemicals & Pharmaceuticals Ltd.	33,532	199,161
	Ipca Laboratories Ltd.	431,692	5,690,769
*	IRB Infrastructure Developers Ltd.	392,575	1,203,649
Ω	IRCON International Ltd.	340,066	183,746
	ITD Cementation India Ltd.	240,706	213,528
*	ITI Ltd.	107,422	139,972
	J Kumar Infraprojects Ltd.	45,943	127,257
*	Jagran Prakashan Ltd.	305,072	266,297
	Jai Corp. Ltd.	117,016	215,157
*	Jaiprakash Associates Ltd.	1,940,924	233,537
*	Jaiprakash Power Ventures Ltd.	13,014,526	1,264,638
*	Jammu & Kashmir Bank Ltd. (The)	469,222	187,086
	Jamna Auto Industries Ltd.	596,709	854,862
	JB Chemicals & Pharmaceuticals Ltd.	141,326	3,133,357
	JBM Auto Ltd.	24,840	164,559
	Jindal Poly Films Ltd.	69,731	1,005,360
	Jindal Saw Ltd.	598,771	714,538
*	Jindal Stainless Hisar Ltd.	352,858	1,626,927
*	Jindal Stainless Ltd.	637,551	1,528,585
	JK Cement Ltd.	124,172	4,279,083
	JK Lakshmi Cement Ltd.	171,089	981,160
	JK Paper Ltd.	300,392	1,400,600
	JK Tyre & Industries Ltd.	309,349	515,211
	JM Financial Ltd.	1,500,361	1,493,108
	JMC Projects India Ltd.	170,972	184,221
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	30,395	772,635
	JSW Energy Ltd.	1,130,932	4,719,247
	JTEKT India Ltd.	150,187	155,464
	Jubilant Ingrevia Ltd.	455,030	2,959,671
	Jubilant Pharmova Ltd.	270,636	1,655,289
	Jyothy Labs Ltd.	475,110	959,504
	Kajaria Ceramics Ltd.	298,779	4,005,113
	Kalpataru Power Transmission Ltd.	229,449	1,075,104
	Kalyani Steels Ltd.	73,704	298,536
	Kansai Nerolac Paints Ltd.	115,063	703,620
	Karnataka Bank Ltd. (The)	745,374	609,191
	Karur Vysya Bank Ltd.	1,624,247	1,024,089
	Kaveri Seed Co. Ltd.	83,707	587,107
	KCP Ltd.	65,545	98,566
	KEC International Ltd.	358,491	1,856,480
	KEI Industries Ltd.	210,092	3,306,066
	Kennametal India Ltd.	4,425	109,994
*	Kesoram Industries Ltd.	108,624	84,992
*	Kiri Industries Ltd.	76,505	494,559
	Kirloskar Brothers Ltd.	2,048	8,699
	Kirloskar Ferrous Industries Ltd.	35,050	112,519
	Kirloskar Oil Engines Ltd.	196,999	414,199
	Kitex Garments Ltd.	13,703	46,352
	KNR Constructions Ltd.	372,490	1,308,085
*	Kolte-Patil Developers Ltd.	27,628	96,431
	KPIT Technologies Ltd.	697,657	4,993,159
	KPR Mill Ltd.	432,892	3,546,025
	KRBL Ltd.	158,822	492,569
	KSB Ltd.	45,773	794,404

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	L&T Finance Holdings Ltd.	2,428,362	$2,756,476
	LA Opala RG Ltd.	131,747	520,507
	Lakshmi Machine Works Ltd.	12,187	1,480,410
Ω	Laurus Labs Ltd.	837,166	6,339,955
* Ω	Lemon Tree Hotels Ltd.	876,090	754,383
	LG Balakrishnan & Bros Ltd.	46,615	397,840
	LIC Housing Finance Ltd.	965,081	4,738,700
	Linde India Ltd.	80,867	3,780,237
	LT Foods Ltd.	472,709	535,630
	Lumax Auto Technologies Ltd.	34,222	81,176
	Lumax Industries Ltd.	1,862	23,362
	LUX Industries Ltd.	27,941	838,445
	Mahanagar Gas Ltd.	195,326	1,954,753
	Maharashtra Scooters Ltd.	786	39,586
	Maharashtra Seamless Ltd.	98,993	758,922
	Mahindra & Mahindra Financial Services Ltd.	1,801,604	4,271,317
	Mahindra CIE Automotive Ltd.	439,069	1,251,225
*	Mahindra Holidays & Resorts India Ltd.	215,913	716,064
*	Mahindra Lifespace Developers Ltd.	295,643	1,468,956
Ω	Mahindra Logistics Ltd.	34,118	225,704
	Maithan Alloys Ltd.	6,596	111,938
	Man Infraconstruction Ltd.	155,863	209,973
	Manappuram Finance Ltd.	1,034,392	1,544,222
	Mangalam Cement Ltd.	6,575	32,634
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	615,955
	Marksans Pharma Ltd.	675,884	470,437
Ω	MAS Financial Services Ltd.	32,705	275,115
	Mastek Ltd.	45,504	1,655,101
*	Max Financial Services Ltd.	202,845	1,993,327
*	Max Healthcare Institute Ltd.	740,041	3,955,992
	Mayur Uniquoters Ltd.	55,428	268,169
	Mazagon Dock Shipbuilders Ltd.	29,477	113,991
*	Meghmani Finechem Ltd.	47,103	879,247
	Meghmani Organics Ltd.	501,099	810,140
Ω	Metropolis Healthcare Ltd.	49,264	1,538,284
	Minda Corp. Ltd.	112,024	358,435
	Minda Industries Ltd.	237,168	2,820,864
*	Mirc Electronics Ltd.	24,460	5,925
*	Mirza International Ltd.	38,092	104,521
Ω	Mishra Dhatu Nigam Ltd.	67,008	167,805
	MM Forgings Ltd.	4,014	46,591
	MOIL Ltd.	209,131	483,563
	Monte Carlo Fashions Ltd.	18,930	137,702
*	Morepen Laboratories Ltd.	893,603	563,093
	Motilal Oswal Financial Services Ltd.	127,054	1,487,083
	Mphasis Ltd.	141,650	5,186,509
	MRF Ltd.	2,095	1,980,788
	MSTC Ltd.	43,926	191,521
	Multi Commodity Exchange of India Ltd.	72,481	1,347,738
	Nahar Spinning Mills Ltd.	11,392	76,513
*	Narayana Hrudayalaya Ltd.	62,229	567,670
	Natco Pharma Ltd.	354,253	3,626,545
	National Aluminium Co. Ltd.	2,223,972	3,001,937
*	National Fertilizers Ltd.	16,472	12,621
	Nava Bharat Ventures Ltd.	237,619	506,200
	Navin Fluorine International Ltd.	67,419	3,439,251
	Navneet Education Ltd.	316,145	423,259
	NBCC India Ltd.	2,349,156	1,152,188
	NCC Ltd.	1,000,407	881,194

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	NCL Industries Ltd.	16,947	$41,432
	NELCO Ltd.	18,340	159,730
	Neogen Chemicals Ltd.	12,136	246,481
	NESCO Ltd.	76,992	577,005
*	Network18 Media & Investments Ltd.	360,369	407,372
	Neuland Laboratories Ltd.	4,447	76,993
	Newgen Software Technologies Ltd.	17,273	104,766
	NHPC Ltd.	2,020,565	872,388
	NIIT Ltd.	316,922	2,351,253
	Nilkamal Ltd.	20,926	553,596
	NLC India Ltd.	685,573	730,714
	NOCIL Ltd.	318,127	937,528
	NRB Bearings Ltd.	160,550	251,702
	Nucleus Software Exports Ltd.	28,161	157,459
*	Oberoi Realty Ltd.	271,843	3,375,119
	Oil India Ltd.	909,593	2,680,582
*	Olectra Greentech Ltd.	10,905	90,094
*	Omaxe Ltd.	162,081	210,409
	OnMobile Global Ltd.	74,467	158,475
	Oracle Financial Services Software Ltd.	11,744	547,152
	Orient Cement Ltd.	376,080	672,525
	Orient Electric Ltd.	333,010	1,435,777
	Orient Paper & Industries Ltd.	106,744	44,779
	Oriental Aromatics Ltd.	1,780	16,025
	Oriental Carbon & Chemicals Ltd.	13,160	150,437
	Oriental Hotels Ltd.	16,334	13,638
	Page Industries Ltd.	3,798	2,256,692
	Paisalo Digital Ltd.	20,279	195,517
	Panama Petrochem Ltd.	24,220	111,535
Ω	Parag Milk Foods Ltd.	100,063	131,463
*	Patel Engineering Ltd.	94,349	31,499
*	PC Jeweller Ltd.	240,798	68,191
	PCBL Ltd.	555,314	806,356
	Persistent Systems Ltd.	220,788	12,384,115
	Petronet LNG Ltd.	92,651	245,285
	Pfizer Ltd.	35,677	2,041,982
	Phoenix Mills Ltd.	331,488	4,587,402
* Ω	PNB Housing Finance Ltd.	238,767	1,164,294
	PNC Infratech Ltd.	168,016	559,139
	Poly Medicure Ltd.	72,531	818,955
	Polyplex Corp. Ltd.	57,415	2,036,600
*	Poonawalla Fincorp Ltd.	89,340	352,495
	Power Finance Corp. Ltd.	503,564	770,397
*	Power Mech Projects Ltd.	3,869	46,515
	Praj Industries Ltd.	362,160	1,916,701
*	Prakash Industries Ltd.	87,604	85,777
Ω	Prataap Snacks Ltd.	3,362	30,435
	Precision Camshafts Ltd.	5,523	9,387
	Prestige Estates Projects Ltd.	519,390	3,196,016
*	Pricol Ltd.	131,786	236,140
	Prince Pipes & Fittings Ltd.	62,893	540,674
*	Prism Johnson Ltd.	457,223	677,406
	Privi Speciality Chemicals Ltd.	7,832	199,479
	Procter & Gamble Health Ltd.	29,018	1,695,668
	PSP Projects Ltd.	17,582	123,009
*	PTC India Financial Services Ltd.	839,507	183,375
	PTC India Ltd.	682,213	819,007
*	PVR Ltd.	95,774	2,250,832
Ω	Quess Corp. Ltd.	102,328	952,361

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Quick Heal Technologies Ltd.	5,285	$12,945
	Radico Khaitan Ltd.	274,639	3,210,246
	Rain Industries Ltd.	453,064	1,000,060
	Rajesh Exports Ltd.	227,181	1,861,235
	Rallis India Ltd.	274,482	838,383
	Ramco Cements Ltd.	304,449	3,153,249
	Ramco Industries Ltd.	125,986	359,731
*	Ramco Systems Ltd.	9,219	36,952
	Ramkrishna Forgings Ltd.	77,240	188,837
*	Ramky Infrastructure Ltd.	19,107	52,006
*	Rane Holdings Ltd.	6,196	49,975
	Rashtriya Chemicals & Fertilizers Ltd.	598,796	778,409
	Ratnamani Metals & Tubes Ltd.	60,256	1,849,359
*	RattanIndia Power Ltd.	684,090	48,011
*	Raymond Ltd.	136,741	1,479,392
* Ω	RBL Bank Ltd.	1,178,715	1,829,506
	REC Ltd.	2,682,245	4,429,561
	Redington India Ltd.	2,083,421	4,136,533
	Relaxo Footwears Ltd.	150,628	2,121,389
	Reliance Industrial Infrastructure Ltd.	23,244	334,928
*	Reliance Infrastructure Ltd.	101,576	164,912
*	Reliance Power Ltd.	6,295,573	1,190,634
	Repco Home Finance Ltd.	52,378	123,506
	Rhi Magnesita India Ltd.	26,148	204,109
	Rico Auto Industries Ltd.	75,605	36,316
	RITES Ltd.	51,437	178,872
	Route Mobile Ltd.	15,083	319,025
*	RPSG Ventures Ltd.	10,147	77,881
*	RSWM Ltd.	24,818	164,044
	Rupa & Co. Ltd.	21,958	150,710
	Sagar Cements Ltd.	22,242	67,322
	Sangam India Ltd.	4,785	23,906
*	Sanghi Industries Ltd.	13,652	8,514
	Sanofi India Ltd.	31,028	2,820,729
	Sarda Energy & Minerals Ltd.	9,889	153,988
	Saregama India Ltd.	67,440	374,304
	Sasken Technologies Ltd.	14,843	159,173
	Savita Oil Technologies Ltd.	3,628	53,719
	Schaeffler India Ltd.	160,300	4,786,961
*	Schneider Electric Infrastructure Ltd.	107,552	191,300
*	SEAMEC Ltd.	886	12,392
	Sequent Scientific Ltd.	244,159	427,754
	Seshasayee Paper & Boards Ltd.	4,904	13,116
Ω	SH Kelkar & Co. Ltd.	34,508	69,444
	Shakti Pumps India Ltd.	1,329	9,094
*	Shankara Building Products Ltd.	6,400	63,252
	Sharda Cropchem Ltd.	84,617	687,283
*	Sheela Foam Ltd.	4,702	214,890
	Shilpa Medicare Ltd.	123,440	741,014
	Shipping Corp. of India Ltd.	469,725	814,614
*	Shoppers Stop Ltd.	107,780	698,246
*	Shree Renuka Sugars Ltd.	1,570,244	1,091,308
	Shriram City Union Finance Ltd.	64,781	1,438,736
	Shriram Transport Finance Co. Ltd.	385,851	5,985,111
*	Sintex Plastics Technology Ltd.	169,661	15,451
*	SIS Ltd.	44,922	296,106
	Siyaram Silk Mills Ltd.	12,672	107,507
	SKF India Ltd.	78,344	3,432,192
	Sobha Ltd.	141,482	1,178,454

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Solar Industries India Ltd.	107,818	$3,845,826
	Solara Active Pharma Sciences Ltd.	13,202	110,503
	Somany Ceramics Ltd.	13,279	110,117
	Somany Home Innovation Ltd.	121,287	541,084
	Sonata Software Ltd.	202,648	1,965,103
*	South Indian Bank Ltd. (The)	3,518,032	365,611
	SP Apparels Ltd.	1,629	7,720
	SRF Ltd.	64,575	2,106,243
*	Star Cement Ltd.	48,662	58,190
*	Sterling & Wilson Renewable	46,227	226,968
	Sterlite Technologies Ltd.	525,634	1,323,726
	Strides Pharma Science Ltd.	224,506	955,215
	Subex Ltd.	429,044	196,844
	Subros Ltd.	89,803	390,252
	Sudarshan Chemical Industries	102,209	697,897
	Sumitomo Chemical India Ltd.	124,491	698,582
	Sun TV Network Ltd.	271,329	1,704,247
	Sundaram Finance Holdings Ltd.	80,225	80,067
	Sundaram Finance Ltd.	88,862	2,325,923
	Sundaram-Clayton Ltd.	8,631	427,449
	Sundram Fasteners Ltd.	321,801	3,362,410
	Sunteck Realty Ltd.	194,027	1,210,054
	Suprajit Engineering Ltd.	225,866	1,032,704
	Supreme Industries Ltd.	213,743	5,425,293
	Supreme Petrochem Ltd.	148,926	1,794,885
	Surya Roshni Ltd.	6,087	34,563
	Sutlej Textiles & Industries Ltd.	173,215	174,397
	Suven Pharmaceuticals Ltd.	698,897	5,442,686
*	Suzlon Energy Ltd.	16,098,866	2,110,953
	Swan Energy Ltd.	76,621	320,132
	Swaraj Engines Ltd.	20,114	396,899
	Symphony Ltd.	62,579	918,334
* Ω	Syngene International Ltd.	405,748	3,297,184
	Tamil Nadu Newsprint & Papers Ltd.	15,587	42,030
	Tamilnadu Petroproducts Ltd.	27,235	42,506
	Tanla Platforms Ltd.	78,560	1,442,468
*	TARC Ltd.	106,825	55,875
	Tasty Bite Eatables Ltd.	673	102,533
	Tata Chemicals Ltd.	390,802	4,752,773
	Tata Coffee Ltd.	50,429	144,151
	Tata Elxsi Ltd.	97,195	9,727,233
	Tata Metaliks Ltd.	56,536	580,211
	Tata Power Co. Ltd.	2,644,678	8,286,331
	Tata Steel Long Products Ltd.	42,903	398,968
	Tata Steel Ltd.	12,377	203,055
	TCI Express Ltd.	59,426	1,436,821
	TD Power Systems Ltd.	7,212	32,396
	Techno Electric & Engineering Co. Ltd.	198,034	750,464
	Texmaco Rail & Engineering Ltd.	25,607	16,879
	Thermax Ltd.	148,156	4,074,857
	Thirumalai Chemicals Ltd.	96,103	352,027
*	Thomas Cook India Ltd.	191,276	189,184
Ω	Thyrocare Technologies Ltd.	69,969	739,266
	Tide Water Oil Co. India Ltd.	25,459	379,873
*	Tilaknagar Industries Ltd.	37,208	32,957
	Time Technoplast Ltd.	390,193	487,929
	Timken India Ltd.	86,065	2,247,899
	Tinplate Co. of India Ltd.	109,549	581,286
*	Titagarh Wagons Ltd.	53,784	73,377

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Torrent Power Ltd.	570,632	$3,955,210
	Tourism Finance Corp. of India Ltd.	29,653	23,816
	Transport Corp. of India Ltd.	99,134	903,942
	Trident Ltd.	4,861,665	3,295,174
	Triveni Engineering & Industries Ltd.	330,865	1,377,731
	Triveni Turbine Ltd.	402,479	1,010,675
	TTK Prestige Ltd.	146,619	1,608,907
	Tube Investments of India Ltd.	425,653	10,341,778
	TV Today Network Ltd.	92,830	486,849
*	TV18 Broadcast Ltd.	1,793,511	1,255,257
	TVS Motor Co. Ltd.	359,838	3,067,989
	TVS Srichakra Ltd.	13,220	292,515
	Uflex Ltd.	110,987	957,941
	Ugar Sugar Works Ltd.	35,034	31,530
*	Ugro Capital Ltd.	13,843	30,329
*	Ujjivan Financial Services Ltd.	7,345	13,276
* Ω	Ujjivan Small Finance Bank Ltd.	206,412	46,777
	Unichem Laboratories Ltd.	124,053	431,086
*	Union Bank of India Ltd.	1,978,622	976,226
*	Usha Martin Ltd.	135,682	269,082
	UTI Asset Management Co. Ltd.	5,956	62,000
*	VA Tech Wabag Ltd.	94,341	356,940
	Vaibhav Global Ltd.	257,258	1,573,210
	Vakrangee Ltd.	1,058,449	478,831
* Ω	Valiant Organics Ltd.	2,782	32,345
	Vardhman Textiles Ltd.	488,265	2,790,110
* Ω	Varroc Engineering Ltd.	72,496	420,773
	Varun Beverages Ltd.	196,288	2,773,377
	Venky’s India Ltd.	19,237	533,885
	Vesuvius India Ltd.	12,863	170,147
	V-Guard Industries Ltd.	585,042	1,608,651
	Vimta Labs Ltd.	8,423	38,414
	Vinati Organics Ltd.	94,515	2,564,048
	Vindhya Telelinks Ltd.	15,562	217,461
	Visaka Industries Ltd.	6,557	48,966
*	V-Mart Retail Ltd.	6,829	288,297
*	Vodafone Idea Ltd.	26,217,746	3,233,049
	Voltamp Transformers Ltd.	2,707	66,717
	VRL Logistics Ltd.	99,437	737,497
	VST Industries Ltd.	19,201	814,243
	VST Tillers Tractors Ltd.	13,719	500,301
	Welspun Corp. Ltd.	436,397	1,157,385
	Welspun Enterprises Ltd.	250,028	287,593
	Welspun India Ltd.	1,423,088	1,536,933
	West Coast Paper Mills Ltd.	119,976	539,903
*	Westlife Development Ltd.	35,854	220,424
	Wheels India Ltd.	5,449	44,598
	Whirlpool of India Ltd.	42,418	897,694
*	Wockhardt Ltd.	145,950	520,395
*	Wonderla Holidays Ltd.	993	3,052
*	Yes Bank Ltd.	237,637	42,076
	Zee Entertainment Enterprises Ltd.	2,035,315	6,529,369
*	Zee Media Corp. Ltd.	389,565	108,470
	Zensar Technologies Ltd.	343,925	1,436,804
	Zydus Wellness Ltd.	14,573	325,543

TOTAL INDIA.			740,317,207

INDONESIA — (1.9%)
*	ABM Investama Tbk PT	124,400	23,604

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Ace Hardware Indonesia Tbk PT	19,988,600	$1,436,682
*	Adhi Karya Persero Tbk PT	5,778,088	286,687
*	Adi Sarana Armada Tbk PT	3,292,900	577,517
*	Agung Semesta Sejahtera Tbk PT	34,642,700	119,397
	AKR Corporindo Tbk PT	23,912,200	1,755,588
*	Alam Sutera Realty Tbk PT	38,709,100	423,811
* ††	Armidian Karyatama Tbk PT	844,800	546
	Arwana Citramulia Tbk PT	18,420,300	1,328,894
	Ashmore Asset Management Indonesia Tbk PT	88,400	9,790
	Astra Agro Lestari Tbk PT	1,661,500	1,422,517
	Astra Otoparts Tbk PT	2,355,600	186,583
*	Asuransi Maximus Graha Persada Tbk PT	8,900,400	98,958
* ††	Bakrie Telecom Tbk PT	49,756,298	32,177
	Bank BTPN Syariah Tbk PT	4,474,000	1,062,341
*	Bank Bukopin Tbk PT	59,134,082	879,478
*	Bank Capital Indonesia Tbk PT	11,386,000	135,828
*	Bank Ina Perdana PT	6,723,800	1,786,067
*	Bank Mayapada International Tbk PT	934,600	37,535
	Bank Maybank Indonesia Tbk PT	12,666,200	246,176
*	Bank MNC Internasional Tbk PT	11,518,300	120,345
*	Bank Nationalnobu Tbk PT	1,174,200	47,251
*	Bank Pan Indonesia Tbk PT	15,199,700	1,057,405
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,878,812	901,139
	Bank Pembangunan Daerah Jawa Timur Tbk PT	10,808,000	593,224
	Bank Tabungan Negara Persero Tbk PT	13,171,949	1,671,556
*	Bekasi Fajar Industrial Estate Tbk PT	18,707,300	138,219
	BFI Finance Indonesia Tbk PT	21,507,200	1,897,762
*	Bintang Oto Global Tbk PT	7,756,800	725,165
	BISI International Tbk PT	8,589,500	850,681
	Blue Bird Tbk PT	567,500	53,170
*	Buana Lintas Lautan Tbk PT	16,330,200	177,237
	Bukit Asam Tbk PT	3,376,900	883,863
*	Bumi Serpong Damai Tbk PT	12,327,600	816,982
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	227,373
	Buyung Poetra Sembada PT	5,653,200	59,580
*	Capital Financial Indonesia Tbk PT	4,408,200	176,134
	Catur Sentosa Adiprana Tbk PT	2,986,100	116,514
*	Centratama Telekomunikasi Indonesia Tbk PT	2,211,900	31,205
Ω	Cikarang Listrindo Tbk PT	2,382,600	113,525
	Ciputra Development Tbk PT	29,071,620	2,129,951
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	2,106,275
*	City Retail Developments Tbk PT	12,056,400	114,522
*	Delta Dunia Makmur Tbk PT	15,329,000	572,411
	Dharma Satya Nusantara Tbk PT	5,269,600	218,483
*	Digital Mediatama Maxima Tbk PT	126,300	16,828
*	Eagle High Plantations Tbk PT	5,680,100	30,525
	Elnusa Tbk PT	11,522,600	232,337
	Erajaya Swasembada Tbk PT	28,609,300	1,033,754
*	FKS Food Sejahtera Tbk PT	12,838,300	153,585
	Gajah Tunggal Tbk PT	4,584,000	205,444
	Garudafood Putra Putri Jaya Tbk PT	3,849,700	145,874
* ††	Hanson International Tbk PT	483,480,300	0
	Harum Energy Tbk PT	1,128,300	889,653
	Hexindo Adiperkasa Tbk PT	508,500	213,373
	Impack Pratama Industri Tbk PT	743,900	194,153
*	Indika Energy Tbk PT	6,192,500	1,135,551
	Indo Tambangraya Megah Tbk PT	1,141,500	2,212,052
	Indomobil Sukses Internasional Tbk PT	330,300	16,934
	Indosat Tbk PT	1,602,700	774,339

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,707,246	$1,406,398
* ††	Inovisi Infracom Tbk PT	1,806,467	0
	Integra Indocabinet Tbk PT	2,097,900	101,099
* ††	Inti Agri Resources Tbk PT	92,782,800	60,001
*	Intiland Development Tbk PT	27,073,032	272,967
	Jaccs Mitra Pinasthika Mustika Tbk PT	4,348,100	407,923
	Japfa Comfeed Indonesia Tbk PT	12,604,800	1,258,730
*	Jasa Marga Persero Tbk PT	5,026,900	1,394,564
	Jaya Real Property Tbk PT	10,463,000	355,225
*	Kapuas Prima Coal Tbk PT	37,878,000	224,341
*	Kawasan Industri Jababeka Tbk PT	108,474,057	1,268,761
*	KMI Wire & Cable Tbk PT	5,778,100	112,226
*	Krakatau Steel Persero Tbk PT	14,100,302	368,178
*	Kresna Graha Investama Tbk PT	49,789,500	170,891
	Link Net Tbk PT	3,062,000	970,481
	Lippo Cikarang Tbk PT	580,675	46,763
*	Lippo Karawaci Tbk PT	140,163,840	1,196,933
*	M Cash Integrasi PT	147,900	134,260
*	Mahkota Group Tbk PT	374,000	23,064
*	Malindo Feedmill Tbk PT	3,423,300	150,711
*	Map Aktif Adiperkasa PT	632,600	134,064
	Matahari Department Store Tbk PT	1,546,000	618,678
*	Matahari Putra Prima Tbk PT	5,123,300	112,566
*	Medco Energi Internasional Tbk PT	22,281,007	845,164
	Media Nusantara Citra Tbk PT	17,933,800	1,242,190
	Medikaloka Hermina Tbk PT	3,443,500	333,507
*	Mega Manunggal Property Tbk PT	6,805,300	273,861
*	Metro Healthcare Indonesia Tbk PT	11,631,800	416,807
	Metrodata Electronics Tbk PT	15,657,100	771,217
	Metropolitan Kentjana Tbk PT	7,900	12,370
*	Mitra Adiperkasa Tbk PT	27,990,200	1,742,124
	Mitra Keluarga Karyasehat Tbk PT	1,026,200	179,401
*	MNC Kapital Indonesia Tbk PT	3,756,600	54,679
*	MNC Land Tbk PT	29,086,600	176,678
*	MNC Vision Networks Tbk PT	19,598,900	137,235
*	Multipolar Tbk PT	11,283,200	153,852
*	NFC Indonesia Tbk PT	94,100	34,043
	Nippon Indosari Corpindo Tbk PT	13,183,989	1,169,326
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,140,900	1,431,744
*	Pacific Strategic Financial Tbk PT	20,982,800	1,584,691
*	Pakuwon Jati Tbk PT	32,672,800	1,260,297
*	Panin Financial Tbk PT	57,170,800	929,186
*	Paninvest Tbk PT	5,369,000	266,470
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	67,501
*	Perusahaan Gas Negara Tbk PT	28,239,700	2,811,304
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,387,500	985,842
*	Pollux Properti Indonesia Tbk PT	2,108,200	66,269
* ††	Pool Advista Indonesia Tbk PT	10,473,500	6,773
*	PP Persero Tbk PT	10,341,214	663,723
	Puradelta Lestari Tbk PT	33,039,000	396,399
*	Ramayana Lestari Sentosa Tbk PT	8,938,400	412,949
* ††	Rimo International Lestari Tbk PT	211,251,900	136,614
	Salim Ivomas Pratama Tbk PT	13,229,900	459,452
	Samindo Resources Tbk PT	106,600	13,236
*	Sampoerna Agro Tbk PT	3,879,900	594,451
	Samudera Indonesia Tbk PT	1,088,200	150,576
	Sariguna Primatirta Tbk PT	5,523,300	169,187
	Sawit Sumbermas Sarana Tbk PT	12,640,300	924,344
* ††	Sekawan Intipratama Tbk PT	9,367,900	0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Selamat Sempurna Tbk PT	13,150,400	$1,417,360
*	Semen Baturaja Persero Tbk PT	6,838,100	240,570
	Siloam International Hospitals Tbk PT	11,461,200	821,897
	Sinar Mas Agro Resources & Technology Tbk PT	1,020,560	323,301
* ††	Sri Rejeki Isman Tbk PT	35,353,931	66,760
	Steel Pipe Industry of Indonesia PT	2,787,400	61,942
* ††	Sugih Energy Tbk PT	100,457,800	64,965
*	Summarecon Agung Tbk PT	33,671,146	1,648,847
* ††	Surabaya Agung Industri Pulp & Kertas	64,500	0
*	Surya Citra Media Tbk PT	60,652,000	1,063,677
*	Surya Esa Perkasa Tbk PT	16,908,600	1,442,903
	Surya Pertiwi Tbk PT	1,435,000	60,491
*	Surya Semesta Internusa Tbk PT	17,291,000	449,590
* ††	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	188,689
*	Timah Tbk PT	8,497,914	1,084,680
* ††	Trada Alam Minera Tbk PT	180,020,800	116,417
	Trias Sentosa Tbk PT	32,818,400	1,672,375
	Tunas Baru Lampung Tbk PT	11,437,500	626,026
	Tunas Ridean Tbk PT	6,459,700	617,830
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	1,625,750
	Unggul Indah Cahaya Tbk PT	48,239	42,112
*	Waskita Beton Precast Tbk PT	28,238,300	185,048
*	Waskita Karya Persero Tbk PT	38,808,566	1,418,642
	Wijaya Karya Bangunan Gedung Tbk PT	8,674,400	109,104
	Wijaya Karya Beton Tbk PT	11,080,900	161,905
*	Wijaya Karya Persero Tbk PT	10,878,007	710,787
	XL Axiata Tbk PT	7,738,800	1,703,445

TOTAL INDONESIA			84,491,949

MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,072,285	694,817
	Able Global Bhd	232,200	77,673
	Aeon Co. M Bhd	1,014,100	379,197
	AEON Credit Service M Bhd	307,800	1,123,308
#	AFFIN Bank Bhd	1,239,491	595,198
	Ajinomoto Malaysia Bhd	67,800	222,773
	Alliance Bank Malaysia Bhd	2,612,600	2,261,025
	Allianz Malaysia Bhd	134,100	391,979
	AME Elite Consortium Bhd	83,800	32,797
*	Ancom Nylex Bhd	84,100	65,623
#	Ann Joo Resources Bhd	353,150	138,538
	Astro Malaysia Holdings Bhd	1,419,000	325,696
	ATA IMS Bhd	16,800	1,570
# *	Berjaya Assets Bhd	1,888,400	123,930
*	Berjaya Corp. Bhd	6,779,128	394,142
	Berjaya Food Bhd	56,300	50,189
# *	Berjaya Land Bhd	3,276,600	157,354
#	Berjaya Sports Toto Bhd	2,330,629	1,030,392
# *	Bermaz Auto Bhd	454,600	184,507
	Beshom Holdings Bhd	642,197	235,856
	Bintulu Port Holdings Bhd	25,900	30,636
*	Boustead Holdings Bhd	1,195,028	212,443
	Boustead Plantations Bhd	622,199	165,679
#	British American Tobacco Malaysia Bhd	354,700	1,049,108
*	Bumi Armada Bhd	4,938,200	483,259
#	Bursa Malaysia Bhd	1,083,100	1,736,345
#	Cahya Mata Sarawak Bhd	1,296,800	316,864
#	Carlsberg Brewery Malaysia Bhd, Class B	752,900	3,820,593

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
* ††	Carotech Bhd	230,650	$0
	CB Industrial Product Holding Bhd	867,240	322,883
	Comfort Glove Bhd	61,900	10,300
#	CSC Steel Holdings Bhd	353,800	140,374
# *	Cypark Resources Bhd	673,850	122,625
	D&O Green Technologies Bhd	241,200	212,611
#	Dayang Enterprise Holdings Bhd	1,165,375	231,233
	DRB-Hicom Bhd	2,600,800	826,888
#	Dufu Technology Corp. Bhd	339,900	193,140
#	Duopharma Biotech Bhd	1,044,738	383,749
	Dutch Lady Milk Industries Bhd	79,100	617,960
	Eco World Development Group Bhd	2,197,100	481,500
#	Eco World International Bhd	872,100	85,576
*	Ecofirst Consolidated Bhd	260,100	23,524
*	Econpile Holdings Bhd	629,900	40,986
# *	Ekovest BHD	3,517,050	374,285
	FAR East Holdings Bhd	258,300	211,437
#	Formosa Prosonic Industries Bhd	173,000	127,890
#	Frontken Corp. Bhd	1,687,450	1,051,750
	Gadang Holdings Bhd	1,444,200	136,916
#	Gas Malaysia Bhd	531,500	335,267
	George Kent Malaysia Bhd	963,000	132,806
	Globetronics Technology Bhd	1,161,072	360,308
* ††	Golden Plus Holding Bhd	216,000	0
#	Guan Chong Bhd	979,000	592,177
	HAP Seng Consolidated Bhd	354,840	608,806
	Hap Seng Plantations Holdings Bhd	65,300	49,017
	Heineken Malaysia Bhd	126,400	686,538
#	Hengyuan Refining Co. Bhd	340,700	452,884
	HeveaBoard Bhd	526,300	69,273
	Hextar Global Bhd	102,700	42,925
#	Hiap Teck Venture Bhd.	2,678,300	265,335
#	Hibiscus Petroleum Bhd	3,450,800	997,114
#	Hong Leong Capital Bhd	33,800	47,659
	Hong Leong Industries Bhd	345,300	715,342
*	HSS Engineers Bhd	142,700	15,715
	Hup Seng Industries Bhd	921,033	178,974
	IGB Bhd	666,254	361,820
	IJM Corp. Bhd	712,500	299,945
	Insas Bhd	1,160,881	215,483
# *	Iskandar Waterfront City Bhd	1,196,100	95,263
# *	JAKS Resources Bhd	3,926,680	295,774
# *	Jaya Tiasa Holdings Bhd	1,563,227	415,053
#	JHM Consolidation Bhd	860,400	239,468
	Keck Seng Malaysia Bhd	285,550	257,867
#	Kelington Group Bhd	450,300	130,314
	Kenanga Investment Bank Bhd	218,300	55,967
#	Kerjaya Prospek Group Bhd	728,690	195,301
#	Kim Loong Resources Bhd	838,580	401,471
# *	KNM Group Bhd	6,478,580	229,421
#	Kobay Technology BHD	149,100	120,252
	KPJ Healthcare Bhd	5,193,300	1,129,124
#	Kretam Holdings Bhd	1,548,200	246,612
*	Kronologi Asia Bhd	791,100	93,546
# *	KSL Holdings Bhd	790,818	145,357
	Kumpulan Fima BHD	168,550	94,313
	Land & General Bhd	5,669,760	142,199
#	LBS Bina Group Bhd	2,657,916	291,597
#	Leong Hup International Bhd	525,600	62,951

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Lii Hen Industries Bhd	317,000	$225,122
#	Lingkaran Trans Kota Holdings Bhd	636,300	677,074
# Ω	Lotte Chemical Titan Holding Bhd	837,097	420,084
#	LPI Capital Bhd	363,524	1,151,869
	Luxchem Corp. Bhd	56,200	8,705
	Magni-Tech Industries Bhd	612,433	274,894
#	Magnum Bhd	3,266,863	1,354,821
#	Mah Sing Group Bhd	3,290,287	516,313
#	Malakoff Corp. Bhd	4,685,100	712,626
#	Malayan Flour Mills Bhd	1,649,075	244,829
#	Malaysia Building Society Bhd	5,406,590	790,762
#	Malaysia Smelting Corp. Bhd	128,600	136,314
*	Malaysian Bulk Carriers Bhd	117,000	14,552
#	Malaysian Resources Corp. Bhd	5,963,166	523,779
	Matrix Concepts Holdings Bhd	2,165,958	1,143,852
	MBM Resources BHD	483,896	363,626
	Media Chinese International Ltd.	1,200,400	46,695
	Mega First Corp. Bhd	1,538,100	1,341,160
#	MKH Bhd	1,437,434	451,644
	MNRB Holdings Bhd	1,170,188	287,510
# *	MPHB Capital Bhd	1,201,700	372,695
#	Muda Holdings Bhd	348,000	188,927
*	Muhibbah Engineering M Bhd	1,598,925	186,717
*	Mulpha International Bhd	438,330	236,116
	Nylex Malaysia Bhd	4,205	341
#	OCK Group Bhd	1,469,000	141,318
	Oriental Holdings BHD	679,900	1,107,029
#	OSK Holdings Bhd	5,459,555	1,163,951
	PA Resources Bhd	270,100	22,854
	Padini Holdings Bhd	1,331,800	1,048,677
	Panasonic Manufacturing Malaysia Bhd	25,084	164,438
	Pantech Group Holdings Bhd	922,019	158,488
#	Paramount Corp. Bhd	1,104,355	186,806
	Pentamaster Corp. Bhd	18,265	14,162
	Perak Transit Bhd	245,800	36,225
#	PESTECH International Bhd	237,500	30,644
#	Petron Malaysia Refining & Marketing Bhd	256,100	322,872
#	Pharmaniaga Bhd	316,200	52,974
#	PIE Industrial Bhd	23,400	15,320
# *	Pos Malaysia Bhd	198,000	28,209
#	Power Root Bhd	150,600	53,620
# *	Ranhill Utilities Bhd	1,759,839	207,892
	RCE Capital Bhd	215,610	88,791
*	Revenue Group Bhd	294,700	81,782
*	Rimbunan Sawit Bhd	1,951,000	120,480
# *	Rubberex Corp. M Bhd	256,800	44,519
	Sam Engineering & Equipment M Bhd	325,600	309,415
# *	Sapura Energy Bhd	28,801,300	227,202
#	Sarawak Oil Palms Bhd	553,504	879,759
	Scientex Bhd	1,378,272	1,204,647
#	SEG International BHD	145,885	21,086
# ††	Serba Dinamik Holdings Bhd	3,027,000	182,517
*	Shangri-La Hotels Malaysia Bhd	226,900	168,425
#	Sime Darby Property Bhd	5,244,100	709,480
#	SKP Resources Bhd	2,128,124	726,834
	SP Setia Bhd Group	3,125,400	836,751
††	Sumatec Resources Bhd	6,536,100	1,351
#	Sunway Construction Group Bhd	319,336	124,354
	Suria Capital Holdings Bhd	269,560	71,089

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Syarikat Takaful Malaysia Keluarga Bhd	731,957	$596,035
#	Ta Ann Holdings Bhd	428,989	606,857
#	Taliworks Corp. Bhd	1,856,516	389,671
	Tan Chong Motor Holdings Bhd	211,500	55,883
#	TASCO Bhd	132,600	33,887
#	Thong Guan Industries Bhd	490,000	279,715
	TMC Life Sciences Bhd	948,400	119,490
# *	Tropicana Corp. Bhd	2,587,990	579,857
#	TSH Resources Bhd	1,381,600	548,292
*	Tune Protect Group Bhd	650,600	63,031
#	Uchi Technologies Bhd	887,200	617,434
#	UEM Edgenta Bhd	941,100	342,948
# *	UEM Sunrise Bhd	4,464,100	346,036
#	UMW Holdings Bhd	1,084,500	826,485
	United Malacca Bhd	442,250	577,858
	United Plantations Bhd	71,300	256,900
#	UOA Development Bhd	4,158,300	1,716,500
#	UWC BHD	62,100	44,934
# *	Velesto Energy Bhd	14,366,808	391,232
#	VS Industry Bhd	1,533,300	348,228
*	Wah Seong Corp. Bhd	1	0
# *	WCT Holdings Bhd	2,279,393	283,690
#	Wellcall Holdings Bhd	1,183,600	343,705
	Yinson Holdings Bhd	1,456,400	816,598
# *	YNH Property Bhd	2,935,116	1,945,308
	YTL Power International Bhd	1,317,143	233,897

TOTAL MALAYSIA			67,555,815

MEXICO — (2.6%)
# *	ALEATICA SAB de CV	228,600	203,658
	Alfa SAB de CV, Class A	858,225	577,856
	Alpek SAB de CV	1,157,047	1,559,248
*	Alsea SAB de CV	1,314,907	2,875,121
# *	Axtel SAB de CV	6,265,656	669,352
# Ω	Banco del Bajio SA	2,633,012	6,477,211
	Bolsa Mexicana de Valores SAB de CV	1,264,891	2,532,075
	Consorcio ARA SAB de CV	5,607,313	1,099,123
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,983,160	3,172,045
#	Corp Actinver SAB de CV	198,770	116,691
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	960,372	423,559
#	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	2,980,028
	Corp. Moctezuma SAB de CV	838,557	2,609,383
	Corporativo Fragua SAB de CV	3	47
# *	Corpovael SA de CV	73,341	7,296
	Cydsa SAB de CV	10,875	7,194
# * ††	Empresas ICA SAB de CV	3,768,186	17,727
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,249
	GCC SAB de CV	574,670	3,830,758
#	Genomma Lab Internacional SAB de CV, Class B	2,315,927	2,449,107
*	Gentera SAB de CV	2,961,574	2,310,453
#	Gruma SAB de CV, Class B	32,783	390,443
#	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	4,041,483
	Grupo Comercial Chedraui SA de CV	1,796,922	4,527,858
#	Grupo Herdez SAB de CV	1,437,104	2,148,631
*	Grupo Hotelero Santa Fe SAB de CV	618,935	136,486
#	Grupo Industrial Saltillo SAB de CV	1,080,258	1,217,550
	Grupo KUO SAB de CV, Class B	714,554	1,522,846
*	Grupo Pochteca SAB de CV	336,841	117,197
*	Grupo Posadas SAB de CV	192,833	266,478

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	Grupo Rotoplas SAB de CV	790,679	$941,926
*	Grupo Sanborns SAB de CV	905,924	883,438
*	Grupo Simec SAB de CV, Class B	959,651	9,499,400
# * Ω	Grupo Traxion SAB de CV	317,143	492,037
# *	Hoteles City Express SAB de CV	1,160,092	284,246
	Industrias Bachoco SAB de CV, Class B	1,126,567	4,278,487
*	Industrias CH SAB de CV, Class B	1,828,929	18,821,213
	Industrias Penoles SAB de CV	8,166	89,849
#	La Comer SAB de CV	3,018,894	5,612,763
	Megacable Holdings SAB de CV	2,065,468	5,870,539
# *	Minera Frisco SAB de CV, Class A1	5,327,018	942,373
* Ω	Nemak SAB de CV	2,609,193	561,309
#	Operadora de Sites Mexicanos SA de CV	4,909,575	6,017,125
	Orbia Advance Corp. SAB de CV	197,336	474,423
# *	Organizacion Cultiba SAB de CV	1,103,096	501,100
	Organizacion Soriana SAB de CV, Class B	348,965	406,141
	Promotora y Operadora de Infraestructura SAB de CV	557,765	4,085,967
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	35,721
#	Qualitas Controladora SAB de CV	347,921	1,875,447
* ††	Rassini SAB de CV	3,300	0
	Regional SAB de CV	520,708	3,142,901
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Corp. SA	4,642	0
# *	Unifin Financiera SAB de CV	959,803	818,395
*	Vista Energy SAB de CV, ADR	2,874	24,314
	Vitro SAB de CV, Class A	704,098	886,398

TOTAL MEXICO			114,833,665

PHILIPPINES — (1.0%)
	8990 Holdings, Inc.	3,671,200	968,437
	A Soriano Corp.	2,931,411	515,131
††	ACR Mining Corp.	48,205	3,099
*	AgriNurture, Inc.	811,500	71,326
	AllHome Corp.	193,200	29,154
	Alliance Global Group, Inc.	7,091,400	1,599,431
	Alsons Consolidated Resources, Inc.	2,780,000	52,889
*	Apex Mining Co., Inc.	5,852,000	170,200
*	Apollo Global Capital, Inc.	36,250,000	29,840
*	AyalaLand Logistics Holdings Corp.	4,021,100	343,556
*	Belle Corp.	13,307,400	320,966
*	Bloomberry Resorts Corp.	9,045,400	1,043,127
*	Cebu Air, Inc.	642,120	539,649
*	Cebu Holdings, Inc.	3,180,400	370,981
* Ω	CEMEX Holdings Philippines, Inc.	10,073,263	154,112
	Century Pacific Food, Inc.	2,790,500	1,199,124
	Century Properties Group, Inc.	9,871,151	75,624
	China Banking Corp.	6,526,914	3,341,481
	COL Financial Group, Inc.	922,000	64,629
	Cosco Capital, Inc.	11,229,900	1,052,634
	D&L Industries, Inc.	6,538,700	890,549
*	DITO CME Holdings Corp.	2,453,100	225,376
	DMCI Holdings, Inc.	8,123,200	1,287,722
	DoubleDragon Corp.	2,132,190	338,747
	Eagle Cement Corp.	574,500	137,453
*	East West Banking Corp.	1,996,300	308,355
*	EEI Corp.	828,800	69,207
	Filinvest Development Corp.	3,356,422	452,746
	Filinvest Land, Inc.	53,722,577	1,079,323
	First Gen Corp.	235,300	104,756

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	First Philippine Holdings Corp.	1,712,200	$2,295,403
	Global Ferronickel Holdings, Inc.	4,072,911	203,493
*	Global-Estate Resorts, Inc.	2,410,000	40,450
	GT Capital Holdings, Inc.	152,490	1,463,674
	Holcim Philippines, Inc.	2,182,300	229,786
*	Integrated Micro-Electronics, Inc.	2,685,414	360,024
	LT Group, Inc.	2,600,500	423,236
*	MacroAsia Corp.	1,945,032	192,493
	Manila Water Co., Inc.	7,255,700	2,551,809
*	Max’s Group, Inc.	832,200	95,390
*	Megawide Construction Corp.	2,375,208	226,524
	Megaworld Corp.	16,578,000	898,543
	Metro Pacific Investments Corp.	13,174,000	952,814
	Nickel Asia Corp.	10,067,100	1,474,905
*	Petron Corp.	9,686,800	592,380
*	Philcomsat Holdings Corp.	316,021	1,929
	Philex Mining Corp.	4,552,300	431,362
*	Philippine National Bank	1,895,726	688,558
* ††	Philippine National Construction Corp.	173,000	3,045
	Philippine Savings Bank	474,907	518,650
*	Philippine Seven Corp.	10,510	12,912
	Philippine Stock Exchange, Inc.	74,482	300,814
* ††	Philippine Townships, Inc.	318,732	0
* ††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	182,046
*	Pilipinas Shell Petroleum Corp.	1,429,790	472,306
	Premium Leisure Corp.	16,097,000	148,801
	Puregold Price Club, Inc.	2,042,690	1,287,026
*	PXP Energy Corp.	2,777,800	246,777
	RFM Corp.	7,485,068	603,229
	Rizal Commercial Banking Corp.	2,651,952	1,011,870
	Robinsons Land Corp.	8,402,151	3,051,933
	Robinsons Retail Holdings, Inc.	1,008,440	1,031,676
	Security Bank Corp.	494,790	973,321
	Semirara Mining & Power Corp.	431,200	226,310
	Shakey’s Pizza Asia Ventures, Inc.	274,900	41,055
*	Top Frontier Investment Holdings, Inc.	2,580	5,727
	Union Bank of the Philippines	1,513,378	2,112,288
	Vista Land & Lifescapes, Inc.	30,112,200	1,478,071
	Vistamalls, Inc.	589,600	37,105
	Wilcon Depot, Inc.	3,091,700	1,655,762

TOTAL PHILIPPINES			45,363,121

POLAND — (1.0%)
*	11 bit studios SA	4,289	512,503
	AB SA	2,202	22,927
*	Agora SA	118,444	151,404
*	Alior Bank SA	262,169	2,140,304
	Alumetal SA	7,000	110,502
#	Amica SA	13,895	288,000
# *	AmRest Holdings SE	43,597	171,589
	Apator SA	59,870	235,652
	ASBISc Enterprises PLC	51,262	141,737
	Asseco Poland SA	58,363	1,025,573
	Astarta Holding NV	2,610	14,048
	Auto Partner SA	6,243	20,388
	Bank Handlowy w Warszawie SA	37,957	511,391
*	Bank Millennium SA	740,670	839,083
# *	Bank Ochrony Srodowiska SA	63,177	122,065

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
# *	Benefit Systems SA	1,057	$140,967
# *	Bioton SA	111,045	101,814
*	Boryszew SA	130,974	119,943
	Budimex SA	56,826	2,615,276
# *	CCC SA	83,059	971,325
	Celon Pharma SA	11,092	55,210
# *	CI Games SA	240,060	80,847
	Ciech SA	76,136	678,776
	Cognor Holding SA	23,094	30,952
	ComArch SA	12,137	470,083
	Develia SA	1,491,512	1,187,468
	Dom Development SA	14,033	300,620
#	Echo Investment SA	22,550	17,355
*	Enea SA	753,248	1,626,938
#	Eurocash SA	226,225	606,248
	Fabryki Mebli Forte SA	74,704	642,121
# *	Famur SA	821,611	527,449
	Firma Oponiarska Debica SA	4,682	72,181
*	Globe Trade Centre SA	449,774	614,975
*	Grupa Azoty SA	123,276	1,111,577
#	Grupa Kety SA	55,668	8,058,846
	Inter Cars SA	36,447	3,360,145
# *	Jastrzebska Spolka Weglowa SA	177,272	2,685,342
	Kernel Holding SA	168,697	1,000,684
	KRUK SA	68,612	3,956,012
	Lentex SA	68,743	121,423
#	LiveChat Software SA	20,887	446,039
# *	Lubelski Wegiel Bogdanka SA	33,467	401,202
	Mirbud SA	32,611	24,901
	Mo-BRUK SA	265	22,802
	Neuca SA	1,203	204,119
	NEWAG SA	522	2,331
*	Orange Polska SA	94,496	144,437
# *	PKP Cargo SA	82,027	214,809
	PlayWay SA	3,542	201,741
*	Polimex-Mostostal SA	48,575	38,535
	Stalexport Autostrady SA	350,306	247,739
*	Tauron Polska Energia SA	2,710,469	2,038,300
	Tim SA	14,056	115,785
# *	VRG SA	873,743	742,197
	Warsaw Stock Exchange	48,075	420,749
#	Wawel SA	1,943	197,732
	Wirtualna Polska Holding SA	2,914	65,801
# Ω	X-Trade Brokers Dom Maklerski SA	26,388	122,332
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	3,779
# *	Zespol Elektrowni Patnow Adamow Konin SA	91,906	348,454

TOTAL POLAND			43,465,527

QATAR — (0.7%)
	Aamal Co.	5,648,983	1,823,186
	Al Khaleej Takaful Group QSC	475,885	479,427
	Al Meera Consumer Goods Co. QSC	228,559	1,193,695
*	Alijarah Holding Co. QPSC	991,777	243,506
	Baladna	2,167,961	870,084
	Barwa Real Estate Co.	3,584,450	3,331,199
*	Dlala Brokerage & Investments Holding Co. QSC	150,034	69,779
	Doha Bank QPSC	3,242,151	2,317,005
	Doha Insurance Co. QSC	74,785	39,898
*	Gulf International Services QSC	2,747,104	1,464,461

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Gulf Warehousing Co.	763,972	$887,804
*	Investment Holding Group	1,299,783	820,144
	Mannai Corp. QSC	132,283	318,289
*	Mazaya Real Estate Development QPSC	2,372,509	579,890
	Medicare Group	504,405	955,732
	Qatar Aluminum Manufacturing Co.	1,595,294	1,048,680
*	Qatar First Bank	3,472,009	1,495,427
	Qatar Insurance Co. SAQ	2,793,061	1,880,413
	Qatar International Islamic Bank QSC	408,304	1,291,978
	Qatar Islamic Insurance Group	79	186
	Qatar National Cement Co. QSC	513,414	716,317
	Qatar Navigation QSC	736,791	1,719,199
*	Salam International Investment Ltd. QSC	2,883,225	797,258
	United Development Co. QSC	5,450,972	2,167,893
	Vodafone Qatar QSC	5,165,248	2,340,292
*	Widam Food Co.	312,449	265,396
	Zad Holding Co.	7,452	37,389

TOTAL QATAR			29,154,527

RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	359,594	0
* ††	Globaltrans Investment PLC, GDR	168,485	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC	120,928	0
* ††	PhosAgro PJSC	779	0
* ††	QIWI PLC, Sponsored ADR	53,194	0
* ††	Ros Agro PLC, GDR	44,970	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VK Co. Ltd., GDR	126,978	0
* ††	VTB Bank PJSC, GDR	27,705	0

SAUDI ARABIA — (2.9%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	36,495	149,132
	Abdullah Al Othaim Markets Co.	40,388	1,199,464
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	29,214	283,577
*	Al Alamiya for Cooperative Insurance Co.	69,625	400,709
*	Al Babtain Power & Telecommunication Co.	82,682	636,991
*	Al Etihad Cooperative Insurance Co.	84,061	455,494
*	Al Gassim Investment Holding Co.	25,246	143,565
	Al Hammadi Co. for Development & Investment	196,687	2,546,356
*	Al Hassan Ghazi Ibrahim Shaker Co.	122,181	616,927
*	Al Jouf Agricultural Development Co.	24,085	333,436
*	Al Jouf Cement Co.	265,017	693,636
*	Al Kathiri Holding Co.	13,433	228,157
	Al Khaleej Training & Education Co.	153,070	729,119
	Al Moammar Information Systems Co.	57,675	2,021,553
*	Al Rajhi Co. for Co-operative Insurance	73,066	1,537,906
*	Al Sagr Cooperative Insurance Co.	64,275	193,926
	Al Yamamah Steel Industries Co.	94,287	990,647
*	AlAbdullatif Industrial Investment Co.	86,188	513,659
	Alandalus Property Co.	194,116	924,810
	Alaseel Co.	33,593	388,772
	Aldrees Petroleum & Transport Services Co.	138,947	2,902,584
*	AlJazira Takaful Ta’awuni Co.	80,529	404,600
*	Allianz Saudi Fransi Cooperative Insurance Co.	125,384	705,405
	Alujain Holding	82,243	1,663,343
	Arabian Cement Co.	194,933	2,174,262

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Arabian Centres Co. Ltd.	131,681	$772,633
*	Arabian Shield Cooperative Insurance Co.	160,664	832,043
	Arriyadh Development Co.	344,326	2,785,170
*	Aseer Trading Tourism & Manufacturing Co.	230,902	1,128,602
	Astra Industrial Group	142,488	1,868,486
	Ataa Educational Co.	8,277	129,196
*	AXA Cooperative Insurance Co.	77,691	714,417
	Baazeem Trading Co.	14,225	367,870
*	Basic Chemical Industries Ltd.	48,411	558,014
*	Batic Investments & Logistic Co.	109,054	692,757
	Bawan Co.	95,676	917,403
*	Buruj Cooperative Insurance Co.	31,289	214,133
*	Chubb Arabia Cooperative Insurance Co.	42,357	315,053
	City Cement Co.	285,618	2,125,342
	Co. for Cooperative Insurance	168,661	3,069,834
	Dallah Healthcare Co.	122,058	3,875,572
*	Dar Al Arkan Real Estate Development Co.	1,861,675	5,329,243
*	Dur Hospitality Co.	167,090	1,153,897
	Eastern Province Cement Co.	112,249	1,442,425
	Electrical Industries Co.	65,904	481,998
*	Emaar Economic City	919,592	2,666,609
*	Fawaz Abdulaziz Al Hokair & Co.	150,545	539,736
	Fitaihi Holding Group	64,761	659,023
*	Gulf Union Cooperative Insurance Co.	21,772	68,691
	Hail Cement Co.	213,122	811,638
	Halwani Brothers Co.	59,971	1,327,380
	Herfy Food Services Co.	59,509	883,538
*	Jazan Energy & Development Co.	103,412	494,673
*	L’Azurde Co. for Jewelry	71,038	334,704
	Leejam Sports Co. JSC	77,737	2,282,162
	Maharah Human Resources Co.	76,639	1,660,235
*	Malath Cooperative Insurance Co.	66,752	369,031
*	Mediterranean & Gulf Insurance & Reinsurance Co.	169,986	682,356
*	Methanol Chemicals Co.	143,856	1,844,430
*	Middle East Healthcare Co.	160,943	1,532,682
*	Middle East Paper Co.	102,619	1,706,803
*	Middle East Specialized Cables Co.	32,002	135,689
	Najran Cement Co.	338,041	1,642,552
*	Nama Chemicals Co.	49,638	543,671
*	National Agriculture Development Co.	188,875	1,601,455
	National Co. for Glass Industries	63,808	664,334
	National Co. for Learning & Education	19,550	280,053
	National Gas & Industrialization Co.	143,433	1,853,713
	National Gypsum	72,815	770,891
	National Medical Care Co.	87,941	1,832,081
	Northern Region Cement Co.	394,791	1,418,348
	Qassim Cement Co.	124,926	2,673,662
*	Salama Cooperative Insurance Co.	57,481	201,288
*	Saudi Arabian Cooperative Insurance Co.	42,985	248,692
	Saudi Automotive Services Co.	121,860	1,220,400
	Saudi Cement Co.	251,348	3,853,449
	Saudi Ceramic Co.	159,033	2,166,374
	Saudi Chemical Co. Holding	174,392	1,595,797
*	Saudi Co. For Hardware CJSC	74,874	823,492
*	Saudi Ground Services Co.	295,064	2,688,943
	Saudi Industrial Services Co.	145,826	1,082,533
*	Saudi Marketing Co.	88,696	629,016
*	Saudi Paper Manufacturing Co.	18,938	230,686
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	113,005	1,076,514

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Printing & Packaging Co.	91,993	$484,272
*	Saudi Public Transport Co.	262,610	1,491,616
*	Saudi Re for Cooperative Reinsurance Co.	187,458	762,939
*	Saudi Real Estate Co.	382,863	2,248,543
*	Saudi Research & Media Group	39,329	2,746,632
*	Saudi Steel Pipe Co.	42,075	271,333
	Saudia Dairy & Foodstuff Co.	42,971	2,009,531
*	Seera Group Holding	594,459	3,452,586
	Southern Province Cement Co.	76,607	1,356,740
	Tabuk Cement Co.	192,088	907,233
*	Takween Advanced Industries Co.	131,028	523,119
	Umm Al-Qura Cement Co.	119,843	818,695
	United Electronics Co.	112,361	3,861,919
	United International Transportation Co.	124,963	1,633,934
	United Wire Factories Co.	68,625	554,744
*	Walaa Cooperative Insurance Co.	88,369	386,548
*	Yamama Cement Co.	377,433	3,499,752
	Yanbu Cement Co.	281,306	3,151,273
	Zahrat Al Waha For Trading Co.	30,556	728,261
*	Zamil Industrial Investment Co.	132,934	808,946

TOTAL SAUDI ARABIA			130,408,058

SOUTH AFRICA — (4.0%)
	Adcock Ingram Holdings Ltd.	158,484	537,009
	Advtech Ltd.	2,611,133	2,944,834
	AECI Ltd.	505,443	3,261,168
	African Rainbow Minerals Ltd.	323,175	5,347,144
	Afrimat Ltd.	162,854	670,318
	Alexander Forbes Group Holdings Ltd.	3,744,464	1,108,499
	Altron Ltd., Class A	940,823	513,688
	Alviva Holdings Ltd.	411,231	521,165
	Astral Foods Ltd.	141,045	1,358,143
*	Aveng Ltd.	10,798	9,998
	AVI Ltd.	1,073,577	4,657,447
	Barloworld Ltd.	836,512	6,039,924
*	Blue Label Telecoms Ltd.	1,621,073	575,677
# *	Brait PLC	3,644,346	978,613
	Cashbuild Ltd.	69,167	1,237,886
	Caxton & CTP Publishers & Printers Ltd.	323,754	209,815
*	City Lodge Hotels Ltd.	1,183,037	336,419
	Coronation Fund Managers Ltd.	711,383	1,873,699
#	Curro Holdings Ltd.	631,789	418,810
#	DataTec Ltd.	1,969,202	4,886,797
# Ω	Dis-Chem Pharmacies Ltd.	989,847	2,413,776
*	Distell Group Holdings Ltd.	227,535	2,492,948
	DRDGOLD Ltd.	1,386,609	1,129,523
*	EOH Holdings Ltd.	21,271	7,338
	Exxaro Resources Ltd.	126,803	1,812,037
*	Famous Brands Ltd.	323,118	1,305,238
	Foschini Group Ltd.	934,267	8,185,367
	Grand Parade Investments Ltd.	1,258,031	213,925
	Grindrod Ltd.	2,091,177	904,750
	Grindrod Shipping Holdings Ltd.	38,439	974,198
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,627,447	6,656,258
	Hudaco Industries Ltd.	116,059	1,085,855
	Investec Ltd.	144,888	878,544
	Italtile Ltd.	902,956	977,459
	JSE Ltd.	307,885	2,173,268
	KAP Industrial Holdings Ltd.	8,963,745	2,897,618

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Lewis Group Ltd.	580,236	$1,765,098
	Life Healthcare Group Holdings Ltd.	4,530,094	6,149,915
	Long4Life Ltd.	1,987,403	762,039
*	Massmart Holdings Ltd.	342,043	903,147
	Merafe Resources Ltd.	3,009,333	327,114
	Metair Investments Ltd.	778,116	1,395,729
	MiX Telematics Ltd.	37,895	15,602
	MiX Telematics Ltd., Sponsored ADR	27,358	302,306
	Momentum Metropolitan Holdings	3,353,713	3,563,473
	Motus Holdings Ltd.	459,916	3,326,388
	Mpact Ltd.	1,117,953	2,291,462
	Mr Price Group Ltd.	493,603	6,690,367
	MultiChoice Group	310,690	2,534,511
*	Murray & Roberts Holdings Ltd.	2,112,334	1,480,951
*	Nampak Ltd.	1,805,208	336,169
*	Net 1 UEPS Technologies, Inc.	776	3,658
	Netcare Ltd.	3,444,416	3,308,466
	Ninety One Ltd.	19,921	64,047
*	Northam Platinum Holdings Ltd.	76,106	907,133
	Oceana Group Ltd.	285,133	998,612
	Omnia Holdings Ltd.	850,994	4,489,196
	Pick n Pay Stores Ltd.	1,054,001	3,840,024
*	PPC Ltd.	4,250,108	1,033,988
*	PSG Group Ltd.	101,917	616,036
	PSG Konsult Ltd.	827,407	710,431
	Raubex Group Ltd.	952,268	2,535,746
	RCL Foods Ltd.	535,302	380,576
	Reunert Ltd.	661,638	1,845,502
	RFG Holdings Ltd.	423,587	320,705
	Royal Bafokeng Platinum Ltd.	539,585	5,390,601
	Santam Ltd.	144,510	2,652,884
*	Sappi Ltd.	1,465,415	5,365,139
#	SPAR Group Ltd.	617,202	6,474,117
	Spur Corp. Ltd.	291,004	431,879
*	Steinhoff International Holdings NV	429,786	70,866
# *	Sun International Ltd.	1,192,666	2,162,854
	Super Group Ltd.	1,646,666	2,792,666
*	Telkom SA SOC Ltd.	1,012,159	3,050,282
	Tiger Brands Ltd.	255,314	2,509,137
*	Tongaat Hulett Pvt Ltd.	353,085	66,949
	Transaction Capital Ltd.	1,686,562	5,409,579
*	Trencor Ltd.	903,601	276,390
	Truworths International Ltd.	1,290,027	4,602,403
*	Tsogo Sun Gaming Ltd.	1,752,396	1,238,434
*	Tsogo Sun Hotels Ltd.	92,144	19,006
	Wilson Bayly Holmes-Ovcon Ltd.	282,874	1,335,347
#	Woolworths Holdings Ltd.	2,635,429	9,865,836

TOTAL SOUTH AFRICA			178,207,915

SOUTH KOREA — (14.7%)
# *	3S Korea Co. Ltd.	186,602	479,599
	ABco Electronics Co. Ltd.	34,238	323,177
*	Able C&C Co. Ltd.	20,102	121,257
	ABOV Semiconductor Co. Ltd.	57,340	621,899
# *	Abpro Bio Co. Ltd.	630,240	420,950
*	Actoz Soft Co. Ltd.	23,627	217,518
	ADTechnology Co. Ltd.	3,779	53,305
#	Advanced Nano Products Co. Ltd.	28,035	1,546,082
#	Advanced Process Systems Corp.	42,216	800,309

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Aekyung Chemical Co. Ltd.	28,669	$235,867
	Aekyung Industrial Co. Ltd.	18,948	295,639
*	AeroSpace Technology of Korea, Inc.	27,207	141,673
	AfreecaTV Co. Ltd.	27,213	2,332,611
*	AFW Co. Ltd.	9,194	34,824
*	Agabang&Company	85,919	306,869
	Ahn-Gook Pharmaceutical Co. Ltd.	23,784	208,347
#	Ahnlab, Inc.	24,992	2,048,244
*	Air Busan Co. Ltd.	58,657	106,531
	AJ Networks Co. Ltd.	61,355	323,177
*	Ajin Industrial Co. Ltd.	102,112	245,891
	AK Holdings, Inc.	19,998	338,251
*	Alpha Holdings, Inc.	8,313	18,940
*	ALUKO Co. Ltd.	188,260	539,939
# *	Amicogen, Inc.	32,817	821,450
*	Aminologics Co. Ltd.	271,412	514,920
*	Amo Greentech Co. Ltd.	14,966	142,180
*	Amotech Co. Ltd.	28,871	661,952
*	Anam Electronics Co. Ltd.	228,729	425,233
# *	Ananti, Inc.	247,770	1,708,756
*	Anterogen Co. Ltd.	14,150	269,637
*	Apact Co. Ltd.	56,867	288,448
*	Aprogen Healthcare & Games, Inc.	224,434	111,425
*	Aprogen Medicines, Inc.	361,519	442,433
*	Aprogen pharmaceuticals, Inc.	861,356	551,093
	APS Holdings Corp.	48,129	500,852
	APTC Co. Ltd.	24,372	394,324
* ††	Arion Technology, Inc.	51,658	2,121
	Asia Cement Co. Ltd.	59,260	709,768
	ASIA Holdings Co. Ltd.	3,528	441,508
	Asia Pacific Satellite, Inc.	6,851	83,368
	Asia Paper Manufacturing Co. Ltd.	17,756	625,068
*	Asiana Airlines, Inc.	82,372	1,301,361
*	ASTORY Co. Ltd.	4,764	102,853
	Atec Co. Ltd.	18,164	193,009
*	A-Tech Solution Co. Ltd.	10,226	103,965
	Atinum Investment Co. Ltd.	140,303	507,802
*	ATON, Inc.	2,476	60,706
	AUK Corp.	95,994	202,499
	Aurora World Corp.	24,777	203,574
	Austem Co. Ltd.	53,159	99,305
#	Autech Corp.	46,360	350,456
#	Avaco Co. Ltd.	40,179	341,555
*	Avatec Co. Ltd.	6,827	78,274
	Baiksan Co. Ltd.	57,960	566,735
# * ††	Barun Electronics Co. Ltd.	1,089	174
*	Barunson Entertainment & Arts Corp.	180,998	196,561
	Bcworld Pharm Co. Ltd.	24,354	232,831
	BGF Co. Ltd.	124,471	559,226
#	BH Co. Ltd.	88,526	1,880,664
# *	Binex Co. Ltd.	109,458	1,333,957
	Binggrae Co. Ltd.	23,071	1,005,773
*	Biolog Device Co. Ltd.	126,061	152,676
# *	BioSmart Co. Ltd.	66,962	255,680
*	Biotoxtech Co. Ltd.	50,858	310,557
	BIT Computer Co. Ltd.	62,006	435,463
	Bixolon Co. Ltd.	37,234	211,718
	Bluecom Co. Ltd.	41,017	342,307
#	Boditech Med, Inc.	87,808	994,396

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Bohae Brewery Co. Ltd.	453,880	$345,580
	BoKwang Industry Co. Ltd.	66,131	427,941
	Bolak Co. Ltd.	169,972	287,838
	Bookook Securities Co. Ltd.	14,493	280,609
	Boryung	107,363	1,102,572
*	Bosung Power Technology Co. Ltd.	183,936	997,688
	Brand X Co. Ltd.	3,845	26,073
*	Bridge Biotherapeutics, Inc.	6,700	64,212
#	Bukwang Pharmaceutical Co. Ltd.	150,501	1,400,117
*	Bumyang Construction Co. Ltd.	1,797	9,205
	Busan Industrial Co. Ltd.	341	30,808
	BusinessOn Communication Co. Ltd.	3,824	33,909
	BYC Co. Ltd.	1,007	363,897
*	BYON Co. Ltd.	259,688	167,681
	Byucksan Corp.	165,999	510,574
*	Caelum Co. Ltd.	7,444	24,547
# *	Cafe24 Corp.	35,287	523,788
*	CammSys Corp.	267,893	387,277
	Camus Engineering & Construction, Inc.	27,025	54,341
*	Capro Corp.	133,193	482,377
#	Caregen Co. Ltd.	14,018	1,437,313
*	Carelabs Co. Ltd.	14,423	100,380
	Cell Biotech Co. Ltd.	21,100	275,604
*	Cellumed Co. Ltd.	73,443	325,340
*	Central Motek Co. Ltd.	6,444	90,262
# *	Chabiotech Co. Ltd.	127,163	1,868,241
	Changhae Ethanol Co. Ltd.	22,759	256,590
*	Charm Engineering Co. Ltd.	168,062	168,537
*	Cheil Bio Co. Ltd.	22,914	42,512
	Cheil Worldwide, Inc.	64,665	1,291,024
*	Chemon, Inc.	127,578	293,664
	Chemtronics Co. Ltd.	46,807	953,813
*	Chemtros Co. Ltd.	49,470	373,529
	Cheryong Electric Co. Ltd.	45,503	183,863
*	ChinHung International, Inc.	225,900	481,164
	Chinyang Holdings Corp.	86,435	255,557
	Chips&Media, Inc.	12,271	195,593
*	Choa Pharmaceutical Co.	106,115	276,825
*	Choil Aluminum Co. Ltd.	202,637	393,555
	Chokwang Leather Co. Ltd.	607	23,934
	Chokwang Paint Ltd.	20,012	134,352
	Chong Kun Dang Pharmaceutical Corp.	19,342	1,511,253
	Chongkundang Holdings Corp.	11,961	656,772
	Choong Ang Vaccine Laboratory	28,743	329,071
*	Chorokbaem Media Co. Ltd.	484,198	947,699
	Chosun Refractories Co. Ltd.	6,866	442,067
	CJ Freshway Corp.	27,178	882,077
# *	CJ Seafood Corp.	89,298	297,980
	CKD Bio Corp.	12,748	357,641
#	Classys, Inc.	49,967	813,447
	Clean & Science Co. Ltd.	17,437	211,086
	CLIO Cosmetics Co. Ltd.	20,972	352,274
# *	Cloud Air Co. Ltd.	128,993	139,764
# *	CMG Pharmaceutical Co. Ltd.	454,613	1,159,497
# * ††	CNT85, Inc.	1,452	11,393
*	CoAsia Corp.	22,488	147,641
*	Com2uS Holdings Corp.	16,335	1,075,863
#	Com2uSCorp.	24,598	1,827,736
	Commax Co. Ltd.	40,927	145,467

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Comtec Systems Co. Ltd.	55,335	$43,124
*	ContentreeJoongAng Corp.	23,701	845,210
# *	Coreana Cosmetics Co. Ltd.	119,708	446,396
*	Corentec Co. Ltd.	10,475	103,666
	Cosmax BTI, Inc.	13,075	146,023
*	COSMAX NBT, Inc.	47,680	244,341
#	Cosmax, Inc.	32,365	2,175,971
# *	Cosmecca Korea Co. Ltd.	23,478	286,050
*	CosmoAM&T Co. Ltd.	79,242	3,454,365
*	Cosmochemical Co. Ltd.	44,371	583,207
#	Cowell Fashion Co. Ltd.	113,103	691,821
	Cowintech Co. Ltd.	12,547	303,903
	Creas F&C Co. Ltd.	2,747	86,937
# *	Creative & Innovative System	187,522	1,957,663
#	Creverse, Inc.	5,127	125,071
	Crown Confectionery Co. Ltd.	20,431	189,226
	CROWNHAITAI Holdings Co. Ltd.	23,850	195,071
*	CrystalGenomics, Inc.	185,334	745,124
*	CS Bearing Co. Ltd.	2,874	38,911
*	CTC BIO, Inc.	96,998	764,680
	CTK Co. Ltd.	2,437	19,835
*	Cube Entertainment, Inc.	12,798	171,563
	Cuckoo Holdings Co. Ltd.	31,442	464,679
	Cuckoo Homesys Co. Ltd.	26,647	740,068
*	Curexo, Inc.	43,242	269,796
# *	Curo Co. Ltd.	641,491	232,789
*	CUROCOM Co. Ltd.	73,660	66,980
	Cymechs, Inc.	25,921	382,615
	D.I Corp.	80,289	549,769
# *	DA Technology Co. Ltd.	60,673	215,612
	Dae Han Flour Mills Co. Ltd.	4,392	619,098
	Dae Hwa Pharmaceutical Co. Ltd.	56,272	371,421
	Dae Hyun Co. Ltd.	102,719	227,491
*	Dae Won Chemical Co. Ltd.	92,010	204,725
	Dae Won Kang Up Co. Ltd.	165,207	453,572
*	Dae Young Packaging Co. Ltd.	248,153	449,177
*	Dae Yu Co. Ltd.	11,641	55,232
# *	Daea TI Co. Ltd.	267,618	925,443
*	Daebo Magnetic Co. Ltd.	4,041	149,526
#	Daebongls Co. Ltd.	29,867	245,940
#	Daechang Co. Ltd.	233,099	388,035
*	Daechang Solution Co. Ltd.	71,072	29,028
	Daedong Corp.	67,150	779,785
	Daeduck Electronics Co. Ltd.	99,329	2,357,448
	Daehan New Pharm Co. Ltd.	46,120	472,356
	Daehan Steel Co. Ltd.	34,780	605,983
*	DAEHO AL Co. Ltd.	59,101	146,909
*	Dae-Il Corp.	40,268	173,164
#	Daejoo Electronic Materials Co. Ltd.	43,457	2,804,156
	Daejung Chemicals & Metals Co. Ltd.	3,106	50,832
	Daekyo Co. Ltd.	59,377	189,930
	Daelim B&Co Co. Ltd.	36,970	231,205
*	Daemyung Sonoseason Co. Ltd.	267,361	267,088
	Daeryuk Can Co. Ltd.	12,389	57,038
#	Daesang Corp.	83,327	1,665,897
	Daesang Holdings Co. Ltd.	51,274	427,938
*	Daesung Eltec Co. Ltd.	46,242	26,920
	Daesung Energy Co. Ltd.	35,012	501,293
*	Daesung Fine Tech Co. Ltd.	43,644	73,135

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daesung Holdings Co. Ltd.	15,618	$741,128
*	Daesung Industrial Co. Ltd.	83,195	365,882
*	Daesung Private Equity, Inc.	34,984	81,878
*	Daewon Cable Co. Ltd.	267,262	423,734
*	Daewon Media Co. Ltd.	35,199	464,084
	Daewon Pharmaceutical Co. Ltd.	78,893	1,121,620
	Daewon San Up Co. Ltd.	55,250	279,907
# *	Daewoo Electronic Components Co. Ltd.	138,153	251,272
	Daewoong Co. Ltd.	58,330	1,383,459
	Daewoong Pharmaceutical Co. Ltd.	9,318	1,340,634
*	Dahaam E-Tec Co. Ltd.	2,100	158,336
	Daihan Pharmaceutical Co. Ltd.	19,913	459,392
	Daishin Information & Communication	26,889	30,482
	Daishin Securities Co. Ltd.	112,901	1,572,022
*	Daiyang Metal Co. Ltd.	19,520	68,275
# *	Danal Co. Ltd.	202,555	1,508,157
# *	Danawa Co. Ltd.	30,039	496,060
#	Daou Data Corp.	64,916	719,308
	Daou Technology, Inc.	91,181	1,490,170
# *	Dasan Networks, Inc.	133,572	703,083
#	Dawonsys Co. Ltd.	116,741	2,706,860
*	Dayou Automotive Seat Technology Co. Ltd.	283,403	267,668
*	Dayou Plus Co. Ltd.	354,517	342,269
	DB Financial Investment Co. Ltd.	126,888	651,901
*	DB, Inc.	499,370	387,622
	DCM Corp.	18,701	398,049
*	Dentis Co. Ltd.	3,079	21,517
#	Dentium Co. Ltd.	28,057	1,495,064
#	Deutsch Motors, Inc.	102,165	904,507
*	Development Advance Solution Co. Ltd.	39,144	149,524
	Device ENG Co. Ltd.	3,899	71,207
#	Devsisters Co. Ltd.	10,093	479,925
*	Dexter Studios Co. Ltd.	46,226	635,773
#	DGB Financial Group, Inc.	644,591	4,543,620
	DHP Korea Co. Ltd.	48,800	280,223
	DI Dong Il Corp.	54,759	1,040,290
	Digital Chosun Co. Ltd.	116,579	277,985
	Digital Daesung Co. Ltd.	66,620	449,808
*	DIO Corp.	47,102	1,264,710
	Display Tech Co. Ltd.	52,616	327,083
	DL Construction Co. Ltd.	26,871	574,493
	DL Holdings Co. Ltd.	39,308	1,915,763
* ††	DMOA Co. Ltd.	414,534	108,419
	DMS Co. Ltd.	85,905	426,475
#	DNF Co. Ltd.	38,211	668,684
	Dohwa Engineering Co. Ltd.	60,443	417,366
	Dong A Eltek Co. Ltd.	19,652	145,208
	Dong Ah Tire & Rubber Co. Ltd.	38,282	385,244
	Dong-A Hwasung Co. Ltd.	14,590	129,176
	Dong-A Socio Holdings Co. Ltd.	14,889	1,336,268
	Dong-A ST Co. Ltd.	21,335	1,182,343
	Dong-Ah Geological Engineering Co. Ltd.	32,330	517,076
*	Dongbang Transport Logistics Co. Ltd.	94,680	253,236
	Dongbu Corp.	41,743	439,987
#	Dongil Industries Co. Ltd.	4,037	564,267
	Dongjin Semichem Co. Ltd.	118,484	3,491,571
	Dongkoo Bio & Pharma Co. Ltd.	21,999	129,010
	DongKook Pharmaceutical Co. Ltd.	96,308	1,708,871
	Dongkuk Industries Co. Ltd.	161,706	454,618

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongkuk Steel Mill Co. Ltd.	247,260	$3,615,674
	Dongkuk Structures & Construction Co. Ltd.	129,912	585,129
	Dongsin Engineering & Construction	5,118	120,176
	Dongsung Chemical Co. Ltd.	134,684	519,628
	Dongsung Finetec Co. Ltd.	74,289	696,078
*	Dongsung Pharmaceutical Co. Ltd.	8,068	53,522
# *	Dongwha Enterprise Co. Ltd.	19,313	1,234,581
	Dongwha Pharm Co. Ltd.	82,309	826,739
	Dongwon Development Co. Ltd.	153,298	627,571
	Dongwon F&B Co. Ltd.	4,936	695,087
#	Dongwon Industries Co. Ltd.	4,704	927,005
#	Dongwon Systems Corp.	25,142	1,165,358
*	Dongwoo Farm To Table Co. Ltd.	64,179	178,908
	Dongwoon Anatech Co. Ltd.	24,054	114,609
	Dongyang E&P, Inc.	19,653	266,207
*	Dongyang Steel Pipe Co. Ltd.	415,557	461,008
	Doosan Co. Ltd.	23,474	1,645,722
	DoubleUGames Co. Ltd.	38,824	1,517,180
	Douzone Bizon Co. Ltd.	25,250	808,237
	DRB Holding Co. Ltd.	20,458	88,009
*	Dream Security Co. Ltd.	44,221	143,882
	Dreamtech Co. Ltd.	7,465	61,674
# *	Dreamus Co.	78,920	278,886
	Drgem Corp.	2,230	17,592
# *	DRTECH Corp.	175,505	221,197
*	DSC Investment, Inc.	19,346	82,411
*	DSK Co. Ltd.	6,892	38,522
	DTR Automotive Corp.	14,403	885,741
*	Duck Yang Industry Co. Ltd.	6,699	17,282
# *	Duk San Neolux Co. Ltd.	44,916	1,474,475
*	Duksan Hi-Metal Co. Ltd.	6,584	49,178
*	Duksan Techopia Co. Ltd.	11,915	217,416
	Duksung Co. Ltd.	29,557	191,449
	DY Corp.	65,736	454,110
	DY POWER Corp.	34,233	397,072
	DYPNF Co. Ltd.	10,346	307,962
*	E Investment&Development Co. Ltd.	1,207,465	170,160
# *	E& Corp. Co. Ltd.	111,656	340,498
*	E&D Co. Ltd.	5,839	122,608
*	E&M Co. Ltd.	121,873	58,929
	E1 Corp.	13,432	534,733
	Eagle Veterinary Technology Co. Ltd.	7,061	43,055
	Eagon Industrial Ltd.	17,740	182,997
	Easy Bio, Inc.	94,414	496,418
#	Easy Holdings Co. Ltd.	186,206	756,099
	eBEST Investment & Securities Co. Ltd.	14,685	88,584
#	Echo Marketing, Inc.	47,640	750,530
*	EcoBio Holdings Co. Ltd.	32,370	189,745
	Ecoplastic Corp.	6,173	14,011
#	Ecopro Co. Ltd.	66,850	4,406,798
#	Ecopro HN Co. Ltd.	16,441	639,863
	e-Credible Co. Ltd.	18,917	284,128
# *	Eehwa Construction Co. Ltd.	55,076	373,462
# *	EG Corp.	28,304	267,980
# *	Ehwa Technologies Information Co. Ltd.	303,918	272,041
*	Elcomtec Co. Ltd.	135,002	162,123
	Elentec Co. Ltd.	49,808	884,453
# *	EMKOREA Co. Ltd.	136,418	380,339
#	EM-Tech Co. Ltd.	41,572	1,253,933

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Enex Co. Ltd.	106,249	$194,334
#	ENF Technology Co. Ltd.	39,941	1,100,719
*	Enplus Co. Ltd.	75,370	231,660
*	Enzychem Lifesciences Corp.	6,601	115,202
#	Eo Technics Co. Ltd.	33,288	2,916,968
*	e-Starco Co. Ltd.	48,828	75,758
	Estechpharma Co. Ltd.	42,421	323,949
*	ESTsoft Corp.	27,672	271,114
*	E-TRON Co. Ltd.	1,491,477	321,675
#	Eugene Corp.	191,672	781,826
	Eugene Investment & Securities Co. Ltd.	263,075	679,864
#	Eugene Technology Co. Ltd.	56,561	1,902,529
	Eusu Holdings Co. Ltd.	59,047	285,048
*	EV Advanced Material Co. Ltd.	44,834	62,178
*	Ewon Comfortech Co. Ltd.	14,501	96,105
*	E-World	79,853	171,044
*	Exem Co. Ltd.	92,152	347,721
	Exicon Co. Ltd.	1,698	17,025
	ezCaretech Co. Ltd.	7,329	245,798
	F&F Co. Ltd.	35,705	3,941,799
	Farmsco	49,610	286,058
	FarmStory Co. Ltd.	168,511	610,683
	Fila Holdings Corp.	37,029	946,127
#	Fine Semitech Corp.	39,942	694,756
*	Firstec Co. Ltd.	116,567	351,425
*	FNC Entertainment Co. Ltd.	3,147	24,130
#	Foosung Co. Ltd.	189,169	2,799,458
*	FSN Co. Ltd.	25,784	124,665
	Fursys, Inc.	14,385	416,667
*	FutureChem Co. Ltd.	12,284	169,508
	Gabia, Inc.	43,120	472,635
#	Galaxia Moneytree Co. Ltd.	63,004	437,942
	Gaon Cable Co. Ltd.	8,806	182,901
*	GC Cell Corp.	27,200	1,426,277
*	GemVax & Kael Co. Ltd.	40,963	475,200
	Gemvaxlink Co. Ltd.	291,934	378,779
*	Genematrix, Inc.	12,082	56,136
*	Genexine, Inc.	26,894	851,677
*	Genie Music Corp.	124,776	512,114
*	GenNBio, Inc.	59,137	106,805
	GENOLUTION, Inc.	6,482	69,854
*	Genomictree, Inc.	9,218	85,368
	Genoray Co. Ltd.	2,039	17,008
	Geumhwa PSC Co. Ltd.	6,842	174,196
*	Gigalane Co. Ltd.	63,904	108,284
	Global Standard Technology Co. Ltd.	9,928	240,422
	GMB Korea Corp.	35,866	163,281
*	GNCO Co. Ltd.	215,465	134,864
	Golfzon Co. Ltd.	13,390	1,711,449
	Golfzon Newdin Holdings Co. Ltd.	86,465	598,221
* ††	Good People Co. Ltd.	225,318	35,486
#	Gradiant Corp.	241,096	867,640
# *	Grand Korea Leisure Co. Ltd.	85,132	1,031,679
	Green Cross Holdings Corp.	81,583	1,418,316
# *	Green Cross Medical Science Corp.	22,512	117,911
	Green Cross Wellbeing Corp.	5,096	37,228
*	GS Global Corp.	194,831	709,723
	Gwangju Shinsegae Co. Ltd.	13,770	402,148
	Haatz, Inc.	7,873	60,494

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hae In Corp.	4,066	$20,699
	HAESUNG DS Co. Ltd.	39,224	2,156,451
*	Haesung Optics Co. Ltd.	40,849	29,680
	Haitai Confectionery & Foods Co. Ltd.	40,008	277,827
	Halla Corp.	78,969	341,516
	Halla Holdings Corp.	29,638	982,565
*	Han Chang Corp.	175,437	101,631
#	Han Kuk Carbon Co. Ltd.	126,255	1,300,931
#	Hana Materials, Inc.	9,961	489,578
*	Hana Micron, Inc.	128,070	1,787,298
	Hana Pharm Co. Ltd.	859	13,585
*	Hanall Biopharma Co. Ltd.	89,064	1,284,607
	HanChang Paper Co. Ltd.	35,511	61,499
*	Hancom MDS, Inc.	24,878	446,212
*	Hancom WITH, Inc.	7,684	46,279
*	Hancom, Inc.	60,224	964,017
	Handok, Inc.	34,789	604,884
	Handsome Co. Ltd.	54,236	1,512,404
	Hanil Cement Co. Ltd.	32,697	529,255
	Hanil Holdings Co. Ltd.	47,288	502,067
	Hanil Hyundai Cement Co. Ltd.	13,956	356,708
	Hanjin Transportation Co. Ltd.	35,979	936,000
*	Hankook Corp., Inc.	955	625
*	Hankook Cosmetics Manufacturing Co. Ltd.	8,474	223,089
	Hankook Shell Oil Co. Ltd.	2,629	529,538
*	Hankook Technology, Inc.	194,340	125,411
*	Hankuk Steel Wire Co. Ltd.	9,082	45,735
	Hanla IMS Co. Ltd.	23,956	114,878
	Hanmi Semiconductor Co. Ltd.	176,963	2,100,654
	HanmiGlobal Co. Ltd.	31,164	330,098
*	Hans Biomed Corp.	30,864	272,066
#	Hansae Co. Ltd.	74,584	1,525,562
	Hansae Yes24 Holdings Co. Ltd.	45,615	247,019
	Hanshin Construction Co. Ltd.	30,292	422,446
#	Hanshin Machinery Co.	91,006	895,932
	Hansol Holdings Co. Ltd.	136,151	382,407
#	Hansol HomeDeco Co. Ltd.	255,321	359,649
	Hansol Logistics Co. Ltd.	33,008	113,310
	Hansol Paper Co. Ltd.	66,976	773,936
*	Hansol Technics Co. Ltd.	106,466	577,290
	Hanssem Co. Ltd.	6,118	378,246
	Hanwha Aerospace Co. Ltd.	28,161	1,178,483
#	Hanwha Corp.	64,206	1,516,885
*	Hanwha General Insurance Co. Ltd.	233,991	874,039
	Hanwha Investment & Securities Co. Ltd.	408,492	1,532,249
	Hanyang Eng Co. Ltd.	38,682	481,356
	Hanyang Securities Co. Ltd.	35,735	387,598
	Harim Co. Ltd.	203,236	612,026
	Harim Holdings Co. Ltd.	145,706	1,254,772
*	HB SOLUTION Co. Ltd.	28,101	426,326
	HB Technology Co. Ltd.	244,459	463,540
	HDC Holdings Co. Ltd.	30,529	173,852
#	HDC Hyundai Development Co. Engineering & Construction, Class E	108,214	1,278,040
	HDC Hyundai Engineering Plastics Co. Ltd.	50,887	189,974
	HDCLabs Co. Ltd.	24,719	195,757
# *	Helixmith Co. Ltd.	68,999	1,142,666
*	Heungkuk Fire & Marine Insurance Co. Ltd.	201,650	630,572
*	HFR, Inc.	17,620	447,834
	High Tech Pharm Co. Ltd.	9,245	89,502

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HIMS Co. Ltd.	3,230	$23,077
#	Hite Jinro Co. Ltd.	81,194	2,389,014
#	Hitejinro Holdings Co. Ltd.	27,709	309,593
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	118,653	490,051
*	HJ Shipbuilding & Construction Co. Ltd.	110,020	685,874
# *	HLB Life Science Co. Ltd.	228,090	1,850,549
*	HLB Therapeutics Co. Ltd.	55,336	370,152
	HLscience Co. Ltd.	3,143	97,936
* ††	HNT Electronics Co. Ltd.	55,565	15,926
*	Home Center Holdings Co. Ltd.	233,830	319,153
*	Homecast Co. Ltd.	140,182	340,143
	HS Industries Co. Ltd.	141,062	666,900
*	HSD Engine Co. Ltd.	87,801	737,985
*	Hugel, Inc.	13,125	1,292,060
*	Humax Co. Ltd.	65,528	233,997
	Humedix Co. Ltd.	22,628	377,129
*	Huneed Technologies	34,054	243,283
#	Huons Co. Ltd.	30,924	1,051,783
	Huons Global Co. Ltd.	26,394	589,662
#	Huvis Corp.	64,190	393,746
	Huvitz Co. Ltd.	39,547	336,355
	Hwa Shin Co. Ltd.	48,675	323,496
	Hwacheon Machine Tool Co. Ltd.	4,961	139,410
# *	Hwail Pharm Co. Ltd.	150,233	391,262
	Hwangkum Steel & Technology Co. Ltd.	39,211	306,050
	Hwaseung Corp. Co. Ltd.	103,065	142,102
#	Hwaseung Enterprise Co. Ltd.	71,812	926,725
	Hwaseung R&A Co. Ltd.	51,059	187,350
	HwaSung Industrial Co. Ltd.	37,257	655,831
	Hy-Lok Corp.	30,416	447,901
*	Hyosung Chemical Corp.	5,520	974,160
#	Hyosung Corp.	20,065	1,313,987
*	Hyosung Heavy Industries Corp.	9,479	412,928
	Hyosung TNC Corp.	1,871	604,552
	HyosungITX Co. Ltd.	13,955	193,290
	Hyundai Bioland Co. Ltd.	52,816	750,770
	Hyundai BNG Steel Co. Ltd.	38,274	541,789
	Hyundai Construction Equipment Co. Ltd.	54,680	1,595,408
	Hyundai Corp.	31,323	460,217
	Hyundai Corp. Holdings, Inc.	23,971	244,814
	Hyundai Department Store Co. Ltd.	46,770	2,783,605
*	Hyundai Doosan Infracore Co. Ltd.	317,589	1,642,811
*	Hyundai Electric & Energy System Co. Ltd.	57,167	976,922
	Hyundai Elevator Co. Ltd.	72,251	2,028,791
*	Hyundai Energy Solutions Co. Ltd.	4,304	75,046
	Hyundai Ezwel Co. Ltd.	76,198	644,584
	Hyundai Futurenet Co. Ltd.	179,394	478,444
#	Hyundai Greenfood Co. Ltd.	168,643	1,216,486
	Hyundai Home Shopping Network Corp.	24,834	1,183,987
	Hyundai HT Co. Ltd.	8,282	66,296
	Hyundai Livart Furniture Co. Ltd.	47,892	555,237
	Hyundai Marine & Fire Insurance Co. Ltd.	70,556	1,818,478
	Hyundai Motor Securities Co. Ltd.	76,683	665,006
	Hyundai Pharmaceutical Co. Ltd.	91,807	369,323
# *	Hyundai Rotem Co. Ltd.	200,316	2,985,811
#	Hyundai Wia Corp.	65,353	3,336,577
*	Hyungji Elite, Inc.	38,670	60,684
	Hyungkuk F&B Co. Ltd.	13,023	44,919
# * ††	Hyupjin Co. Ltd.	97,584	65,263

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	HyVision System, Inc.	51,052	$809,300
*	I&C Technology Co. Ltd.	56,987	163,897
	i3system, Inc.	19,629	307,137
*	iA, Inc.	1,114,285	880,473
	ICD Co. Ltd.	54,903	477,308
*	Icure Pharm, Inc.	10,320	101,567
	IDIS Holdings Co. Ltd.	1,320	12,803
*	IHQ, Inc.	318,701	282,251
	Il Sung Construction Co. Ltd.	47,826	202,111
	Iljin Electric Co. Ltd.	62,223	275,964
#	Iljin Holdings Co. Ltd.	80,297	350,693
	Iljin Power Co. Ltd.	26,588	444,787
	Ilshin Spinning Co. Ltd.	6,137	596,450
*	Ilshin Stone Co. Ltd.	206,774	300,040
	ilShinbiobase Co. Ltd.	122,045	333,292
	Ilsung Pharmaceuticals Co. Ltd.	4,137	279,430
	Ilyang Pharmaceutical Co. Ltd.	58,097	1,136,421
*	IM Co. Ltd.	4,150	21,712
	iMarketKorea, Inc.	69,527	589,086
*	INBIOGEN Co. Ltd.	72,037	140,253
	InBody Co. Ltd.	39,563	909,885
*	INCON Co. Ltd.	32,668	33,050
	Incross Co. Ltd.	17,450	532,248
	INFAC Corp.	7,179	56,350
# *	Infinitt Healthcare Co. Ltd.	60,954	334,299
	InfoBank Corp.	9,135	126,906
	INITECH Co. Ltd.	34,978	124,805
	Innocean Worldwide, Inc.	35,466	1,367,207
*	Innometry Co. Ltd.	3,145	33,634
	InnoWireless, Inc.	20,053	613,003
	Innox Advanced Materials Co. Ltd.	49,189	1,902,712
*	Inscobee, Inc.	208,757	459,870
# *	Insun ENT Co. Ltd.	113,549	995,256
*	Insung Information Co. Ltd.	11,228	24,333
	Intekplus Co. Ltd.	17,565	361,527
	Intellian Technologies, Inc.	10,922	669,752
	Intelligent Digital Integrated Security Co. Ltd.	23,792	486,176
# *	Interflex Co. Ltd.	56,427	744,851
#	Interojo Co. Ltd.	37,913	966,492
	INTOPS Co. Ltd.	38,974	1,152,201
# *	iNtRON Biotechnology, Inc.	80,956	1,146,079
	Inzi Controls Co. Ltd.	13,489	116,398
	INZI Display Co. Ltd.	20,792	41,335
# *	Iones Co. Ltd.	71,025	538,459
#	IS Dongseo Co. Ltd.	53,931	2,269,670
	ISC Co. Ltd.	45,161	1,259,653
	i-SENS, Inc.	39,451	903,316
*	ISU Abxis Co. Ltd.	7,306	45,978
	ISU Chemical Co. Ltd.	85,119	1,044,506
*	IsuPetasys Co. Ltd.	155,641	946,518
	It’s Hanbul Co. Ltd.	22,352	465,038
*	IWIN PLUS Co. Ltd.	11,295	12,578
*	Jahwa Electronics Co. Ltd.	38,252	1,043,443
	JASTECH Ltd.	20,777	112,535
	JB Financial Group Co. Ltd.	456,249	3,227,224
	JC Chemical Co. Ltd.	15,646	177,841
	JC Hyun System, Inc.	47,592	263,200
	Jeil Pharmaceutical Co. Ltd.	7,973	167,294
*	Jeju Beer Co. Ltd.	11,206	26,284

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Jeju Semiconductor Corp.	124,855	$527,386
	Jinro Distillers Co. Ltd.	7,784	180,552
	Jinsung T.E.C.	38,790	366,560
	JLS Co. Ltd.	42,073	254,606
*	JNK Heaters Co. Ltd.	62,635	324,400
*	JNTC Co. Ltd.	9,150	46,018
*	JoyCity Corp.	50,434	274,720
	JS Corp.	2,456	44,825
#	Jusung Engineering Co. Ltd.	139,604	2,318,420
	JVM Co. Ltd.	20,022	294,780
#	JW Holdings Corp.	180,363	631,728
	JW Life Science Corp.	29,965	356,719
#	JW Pharmaceutical Corp.	51,920	1,257,495
*	JW Shinyak Corp.	62,573	224,995
	JYP Entertainment Corp.	100,136	4,645,516
*	Kanglim Co. Ltd.	152,155	287,063
	Kangnam Jevisco Co. Ltd.	14,797	300,124
*	Kangstem Biotech Co. Ltd.	87,134	260,776
#	KAON Media Co. Ltd.	57,314	554,907
	KC Co. Ltd.	27,573	482,326
	KC Green Holdings Co. Ltd.	54,160	182,360
	KC Tech Co. Ltd.	37,495	615,425
	KCC Engineering & Construction Co. Ltd.	27,419	205,545
	KCC Glass Corp.	30,162	1,469,663
	KCI Ltd.	23,655	181,405
	KCTC	25,319	125,242
# *	KEC Corp.	384,550	956,339
#	KEPCO Plant Service & Engineering Co. Ltd.	62,736	1,876,418
*	Kespion Co. Ltd.	137,797	153,697
*	KEYEAST Co. Ltd.	58,751	507,649
	KG Chemical Corp.	14,892	495,515
#	KG Dongbu Steel	15,589	299,914
#	Kginicis Co. Ltd.	68,720	937,916
	KGMobilians Co. Ltd.	78,729	538,226
*	KH Electron Co. Ltd.	208,977	103,591
# *	KH FEELUX Co. Ltd.	370,756	658,124
	KH Vatec Co. Ltd.	64,504	1,019,888
*	KineMaster Corp.	3,447	38,176
	KINX, Inc.	12,932	544,274
	KISCO Corp.	70,679	504,327
	KISCO Holdings Co. Ltd.	31,963	463,072
	KISWIRE Ltd.	39,433	868,073
*	KleanNara Co. Ltd.	9,110	34,206
	KL-Net Corp.	61,091	173,825
	KM Corp.	36,082	218,276
*	KMH Co. Ltd.	69,335	495,351
# *	KMW Co. Ltd.	61,705	1,588,891
	Knotus Co. Ltd.	2,139	61,375
	Kocom Co. Ltd.	30,712	151,246
#	Koentec Co. Ltd.	88,341	585,669
	Koh Young Technology, Inc.	213,447	3,232,588
#	Kolmar BNH Co. Ltd.	39,096	1,056,012
#	Kolmar Korea Co. Ltd.	52,627	1,946,431
	Kolmar Korea Holdings Co. Ltd.	32,252	575,421
	Kolon Corp.	26,236	574,553
	Kolon Global Corp.	20,169	334,576
	Kolon Industries, Inc.	67,254	3,275,750
	Kolon Plastic, Inc.	60,456	606,126
	Komelon Corp.	21,175	199,860

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	KoMiCo Ltd.	24,204	$1,036,027
# *	KONA I Co. Ltd.	23,792	448,517
	Kopla Co. Ltd.	76,189	419,407
#	Korea Alcohol Industrial Co. Ltd.	50,845	489,420
	Korea Arlico Pharm Co. Ltd.	3,713	21,782
	Korea Asset In Trust Co. Ltd.	224,785	695,926
	Korea Cast Iron Pipe Industries Co. Ltd.	43,706	359,320
*	Korea Circuit Co. Ltd.	39,627	895,074
	Korea District Heating Corp.	11,206	321,852
	Korea Electric Terminal Co. Ltd.	21,876	1,205,730
	Korea Electronic Certification Authority, Inc.	55,043	353,758
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	626,914
	Korea Export Packaging Industrial Co. Ltd.	5,621	117,379
	Korea Flange Co. Ltd.	70,591	176,703
*	Korea Information & Communications Co. Ltd.	24,722	158,844
*	Korea Line Corp.	600,905	1,264,155
#	Korea Petrochemical Ind Co. Ltd.	13,264	1,571,886
	Korea Pharma Co. Ltd.	10,327	269,736
	Korea Real Estate Investment & Trust Co. Ltd.	517,299	899,625
#	Korea United Pharm, Inc.	37,448	870,777
	Korean Reinsurance Co.	327,628	2,506,781
*	Kortek Corp.	38,389	347,998
*	KOSES Co. Ltd.	17,598	146,588
# *	KPM Tech Co. Ltd.	322,949	200,605
*	KPS Corp.	8,173	52,256
	KPX Chemical Co. Ltd.	8,847	382,542
	KSIGN Co. Ltd.	220,369	413,390
	KSS LINE Ltd.	53,011	502,673
*	KT Alpha Co. Ltd.	65,430	326,543
	KT Skylife Co. Ltd.	93,341	677,978
#	KT Submarine Co. Ltd.	57,228	276,095
	KTB Investment & Securities Co. Ltd.	164,356	607,247
	KTCS Corp.	129,498	249,856
	Ktis Corp.	123,991	252,068
*	Kuk Young G&M.	123,397	194,775
	Kukbo Design Co. Ltd.	11,235	181,581
	Kukdo Chemical Co. Ltd.	12,580	544,586
*	Kukdong Corp.	82,010	147,538
#	Kukdong Oil & Chemicals Co. Ltd.	76,171	284,301
# *	Kuk-il Paper Manufacturing Co. Ltd.	327,383	855,334
	Kukjeon Pharmaceutical Co. Ltd.	52,920	336,573
*	Kum Yang Co. Ltd.	95,714	340,448
*	Kumho HT, Inc.	203,158	242,301
*	Kumho Tire Co., Inc.	339,665	1,153,617
	KUMHOE&C Co. Ltd.	78,814	642,571
	Kumkang Kind Co. Ltd.	62,740	498,938
	Kwang Dong Pharmaceutical Co. Ltd.	145,493	837,225
	Kwang Myung Electric Co. Ltd.	100,455	220,803
#	Kyeryong Construction Industrial Co. Ltd.	26,457	767,231
	Kyobo Securities Co. Ltd.	73,316	452,954
	Kyochon F&B Co. Ltd.	5,482	66,731
	Kyongbo Pharmaceutical Co. Ltd.	47,471	321,331
	Kyung Dong Navien Co. Ltd.	25,281	1,022,035
*	Kyung Nam Pharm Co. Ltd.	7,227	16,646
	Kyung Nong Corp.	15,142	167,682
	Kyungbang Co. Ltd.	47,694	599,022
*	Kyungchang Industrial Co. Ltd.	22,506	49,796
	KyungDong City Gas Co. Ltd.	14,614	307,283
	Kyungdong Pharm Co. Ltd.	73,304	593,929

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyung-In Synthetic Corp.	131,581	$728,739
	L&C Bio Co. Ltd.	26,347	826,208
	LabGenomics Co. Ltd.	80,286	445,239
*	Lake Materials Co. Ltd.	85,707	306,255
*	LaonPeople, Inc.	8,758	88,493
#	LB Semicon, Inc.	123,116	1,142,266
	LEADCORP, Inc. (The)	62,713	453,725
	Lee Ku Industrial Co. Ltd.	11,978	43,366
*	Leenos Corp.	77,202	76,899
	LF Corp.	68,690	1,061,779
	LG HelloVision Co. Ltd.	116,618	589,619
#	LIG Nex1 Co. Ltd.	44,282	2,864,668
	Lion Chemtech Co. Ltd.	33,546	220,677
	LMS Co. Ltd.	20,005	141,128
*	Lock & Lock Co. Ltd.	78,135	644,304
# *	Longtu Korea, Inc.	75,734	385,627
	LOT Vacuum Co. Ltd.	45,136	523,141
	Lotte Chilsung Beverage Co. Ltd.	12,288	1,761,162
#	Lotte Confectionery Co. Ltd.	3,207	316,456
*	Lotte Data Communication Co.	2,515	72,102
	LOTTE Fine Chemical Co. Ltd.	63,853	4,099,325
#	Lotte Food Co. Ltd.	1,857	506,864
	LOTTE Himart Co. Ltd.	39,704	738,321
*	Lotte Non-Life Insurance Co. Ltd.	212,702	335,222
#	LS Cable & System Asia Ltd.	38,260	241,439
	LS Corp.	37,571	1,706,006
	LS Electric Co. Ltd.	36,315	1,363,903
	Lutronic Corp.	80,871	1,679,519
*	LVMC Holdings	235,121	640,959
	LX Hausys Ltd.	27,474	1,268,464
#	LX International Corp.	107,371	3,274,014
#	LX Semicon Co. Ltd.	39,299	4,054,827
	Macrogen, Inc.	3,933	85,668
	Maeil Dairies Co. Ltd.	4,652	255,657
	Maeil Holdings Co. Ltd.	22,787	197,927
	MAKUS, Inc.	2,286	19,479
*	Maniker Co. Ltd.	157,566	251,005
#	Mcnex Co. Ltd.	46,339	1,619,411
*	ME2ON Co. Ltd.	105,695	472,193
	Mediana Co. Ltd.	46,093	224,772
*	MEDICOX Co. Ltd.	133,178	78,705
# * ††	Medience Co. Ltd.	53,361	49,389
*	Medifron DBT Co. Ltd.	31,811	55,102
# *	Medipost Co. Ltd.	50,463	904,679
# *	Medy-Tox, Inc.	15,791	1,692,494
#	Meerecompany, Inc.	18,983	356,489
#	MegaStudy Co. Ltd.	33,559	322,607
	MegaStudyEdu Co. Ltd.	30,015	2,254,360
	MEKICS Co. Ltd.	45,311	227,645
	META BIOMED Co. Ltd.	73,413	171,719
*	Mgame Corp.	63,334	493,550
	Mi Chang Oil Industrial Co. Ltd.	3,145	204,905
*	MiCo BioMed Co. Ltd.	22,240	133,653
	MiCo Ltd.	120,402	1,033,132
	Minwise Co. Ltd.	34,635	492,802
	Mirae Asset Life Insurance Co. Ltd.	256,981	810,012
	Mirae Asset Venture Investment Co. Ltd.	30,425	203,297
*	Mirae Corp.	7,396	78,022
	Miwon Chemicals Co. Ltd.	3,853	218,363

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Miwon Commercial Co. Ltd.	5,072	$690,900
	Miwon Specialty Chemical Co. Ltd.	5,925	984,374
	MK Electron Co. Ltd.	58,548	696,534
	MNTech Co. Ltd.	82,096	499,104
*	Mobile Appliance, Inc.	118,847	368,851
*	Monalisa Co. Ltd.	80,698	249,869
	MonAmi Co. Ltd.	59,430	233,564
	Moorim P&P Co. Ltd.	90,612	362,009
	Moorim Paper Co. Ltd.	91,551	263,359
	Motonic Corp.	40,895	294,244
*	Motrex Co. Ltd.	7,741	191,885
*	MP Daesan, Inc.	151,072	101,018
*	mPlus Corp.	15,452	215,844
	Mr Blue Corp.	11,243	70,846
*	MS Autotech Co. Ltd.	113,563	475,571
	Muhak Co. Ltd.	54,936	407,814
	Multicampus Co. Ltd.	10,150	376,445
*	MyungMoon Pharm Co. Ltd.	115,689	340,937
*	N2Tech Co. Ltd.	34,563	46,499
	Nam Hwa Construction Co. Ltd.	28,762	208,754
#	Namhae Chemical Corp.	91,931	1,021,643
*	NamKwang Engineering & Construction Co. Ltd.	2,218	22,019
*	Namsun Aluminum Co. Ltd.	285,935	681,335
	Namsung Corp.	29,086	69,135
*	Namu Tech Co. Ltd.	35,000	70,573
# *	Namuga Co. Ltd.	36,468	333,924
	Namyang Dairy Products Co. Ltd.	1,212	390,465
*	NanoenTek, Inc.	85,094	421,382
	Nasmedia Co. Ltd.	18,911	421,645
# *	Nature & Environment Co. Ltd.	396,370	639,660
*	NDFOS Co. Ltd.	19,650	123,729
	NeoPharm Co. Ltd.	20,456	421,154
*	Neowiz	54,508	891,615
	Neowiz Holdings Corp.	17,325	516,481
# *	NEPES Corp.	72,193	1,716,714
	Newtree Co. Ltd.	3,735	58,070
	Nexen Corp.	108,320	387,151
#	Nexen Tire Corp.	135,398	732,809
*	Nexon Games Co. Ltd.	54,649	1,016,716
*	NEXT BT Co. Ltd.	86,030	85,975
*	Next Entertainment World Co. Ltd.	74,614	587,134
*	NextEye Co. Ltd.	182,786	158,989
*	Nexturnbioscience Co. Ltd.	45,576	136,023
*	NHN BUGS Corp.	6,462	61,394
*	NHN Corp.	55,266	1,525,482
# *	NHN KCP Corp.	95,522	1,570,396
	NICE Holdings Co. Ltd.	73,247	992,374
	Nice Information & Telecommunication, Inc.	23,686	563,454
#	NICE Information Service Co. Ltd.	131,225	1,906,937
	NICE Total Cash Management Co. Ltd.	54,101	272,545
*	NK Co. Ltd.	285,626	267,308
	Nong Shim Holdings Co. Ltd.	9,009	536,463
	Nong Woo Bio Co. Ltd.	32,464	329,737
#	NongShim Co. Ltd.	8,493	2,029,632
	Noroo Holdings Co. Ltd.	9,344	88,895
	NOROO Paint & Coatings Co. Ltd.	39,524	343,724
	NOVAREX Co. Ltd.	5,141	158,838
	NPC	66,771	599,609
*	NS Co. Ltd.	1,771	14,340

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	NSN Co. Ltd.	15,112	$22,542
*	nTels Co. Ltd.	34,254	213,702
*	Nuintek Co. Ltd.	12,734	32,551
*	NUVOTEC Co. Ltd.	153,125	152,577
	Oceanbridge Co. Ltd.	19,278	227,429
	Okong Corp.	14,342	49,189
*	Omnisystem Co. Ltd.	120,346	219,981
	Openbase, Inc.	117,833	332,903
	Opto Device Technology Co. Ltd.	29,480	168,755
#	OptoElectronics Solutions Co. Ltd.	30,470	684,060
*	OPTRON-TEC, Inc.	86,780	463,185
# *	Orbitech Co. Ltd.	93,260	524,988
*	Orientbio, Inc.	362,088	237,842
#	Orion Holdings Corp.	89,232	1,041,757
*	OSANGJAIEL Co. Ltd.	29,868	167,069
#	Osstem Implant Co. Ltd.	45,048	4,034,952
# *	Osung Advanced Materials Co. Ltd.	258,797	443,004
#	Ottogi Corp.	3,354	1,243,951
	Paik Kwang Industrial Co. Ltd.	104,632	452,514
*	Pan Entertainment Co. Ltd.	13,359	49,137
*	PANAGENE, Inc.	24,893	80,130
	Pang Rim Co. Ltd.	97,311	302,289
*	Pan-Pacific Co. Ltd.	110,822	229,308
# *	Paradise Co. Ltd.	125,164	1,630,398
	Park Systems Corp.	3,580	318,075
#	Partron Co. Ltd.	162,701	1,495,150
#	Paseco Co. Ltd.	11,321	168,879
	People & Technology, Inc.	45,616	1,796,174
*	Peptron, Inc.	7,294	54,356
	PHA Co. Ltd.	37,966	272,382
*	PharmAbcine	8,575	35,543
#	PharmaResearch Co. Ltd.	21,005	1,533,120
*	PharmGen Science, Inc.	63,854	403,930
*	Pharmicell Co. Ltd.	161,353	1,442,700
*	Philoptics Co. Ltd.	4,719	33,779
*	Philosys Healthcare Co. Ltd.	94,841	131,388
#	PI Advanced Materials Co. Ltd.	54,578	2,056,797
*	Playgram Co. Ltd.	83,495	126,638
*	PLAYWITH, Inc.	7,511	71,748
	Point Engineering Co. Ltd.	24,538	61,837
*	Polaris Office Corp.	24,639	34,686
	Poongsan Corp.	71,782	1,807,995
	Poongsan Holdings Corp.	24,968	595,747
#	Posco ICT Co. Ltd.	203,713	989,557
	Posco M-Tech Co. Ltd.	72,480	407,977
	POSCO Steeleon Co. Ltd.	3,770	153,682
*	Power Logics Co. Ltd.	99,612	598,633
# *	Prostemics Co. Ltd.	31,692	68,770
#	Protec Co. Ltd.	19,624	457,789
	PS TEC Co. Ltd.	41,635	146,251
	PSK, Inc.	35,754	1,354,057
	Pulmuone Co. Ltd.	38,753	513,849
	Puloon Technology, Inc.	4,603	36,950
	Pungkuk Ethanol Co. Ltd.	22,635	315,798
	QSI Co. Ltd.	3,313	43,089
*	RaonSecure Co. Ltd.	115,448	315,748
*	Ray Co. Ltd/KR.	18,972	342,844
	Rayence Co. Ltd.	21,966	211,624
* ††	Redrover Co. Ltd.	111,853	30,557

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Remed Co. Ltd.	8,127	$135,379
#	Reyon Pharmaceutical Co. Ltd.	28,614	626,335
#	RFHIC Corp.	71,961	1,612,769
*	RFTech Co. Ltd.	114,269	566,444
	RN2 Technologies Co. Ltd.	4,934	42,007
*	Robostar Co. Ltd.	29,213	550,287
*	Robotis Co. Ltd.	11,904	187,824
	Rorze Systems Corp.	12,806	56,182
#	Rsupport Co. Ltd.	59,819	250,093
	S Net Systems, Inc.	47,161	273,177
#	S&S Tech Corp.	63,053	1,370,767
*	S.Y. Co. Ltd.	134,827	353,789
	Sajo Industries Co. Ltd.	9,398	415,554
	Sajodaerim Corp.	2,580	66,180
*	Sajodongaone Co. Ltd.	29,518	48,563
*	Sam Chun Dang Pharm Co. Ltd.	42,696	1,508,891
# *	SAM KANG M&T Co. Ltd.	101,098	1,629,901
	Sam Young Electronics Co. Ltd.	45,179	383,045
#	Sam Yung Trading Co. Ltd.	77,884	873,586
	Sambo Corrugated Board Co. Ltd.	7,239	77,963
	Sambo Motors Co. Ltd.	41,637	172,658
*	Sambu Engineering & Construction Co. Ltd.	297,390	621,845
	Samchully Co. Ltd.	7,387	665,624
#	Samchuly Bicycle Co. Ltd.	32,237	265,325
#	Samho Development Co. Ltd.	64,421	262,630
	SAMHWA Paints Industrial Co. Ltd.	42,263	319,161
	Samick Musical Instruments Co. Ltd.	219,742	301,117
#	Samick THK Co. Ltd.	33,011	353,155
	Samil Pharmaceutical Co. Ltd.	41,660	280,820
	Samji Electronics Co. Ltd.	37,339	352,463
	Samjin LND Co. Ltd.	98,862	224,673
	Samjin Pharmaceutical Co. Ltd.	37,472	748,786
	Samkee Corp.	67,094	210,872
	Sammok S-Form Co. Ltd.	19,532	406,221
#	SAMPYO Cement Co. Ltd.	125,588	523,472
	Samsung Climate Control Co. Ltd.	1,221	12,331
*	Samsung Pharmaceutical Co. Ltd.	239,978	753,819
	Samsung Publishing Co. Ltd.	17,275	418,086
	SAMT Co. Ltd.	211,277	723,542
	Samwha Capacitor Co. Ltd.	30,739	1,326,852
	Samwha Electric Co. Ltd.	16,687	341,410
	Samyang Corp.	13,067	566,852
	Samyang Foods Co. Ltd.	14,950	1,154,140
	Samyang Holdings Corp.	14,461	988,653
	Samyang Packaging Corp.	3,554	64,651
	Samyang Tongsang Co. Ltd.	5,256	240,238
*	Samyoung Chemical Co. Ltd.	36,545	91,843
#	Sang-A Frontec Co. Ltd.	37,243	1,142,231
*	Sangbo Corp.	112,085	166,833
	Sangsangin Co. Ltd.	132,825	1,192,453
	Sangsin Energy Display Precision Co. Ltd.	41,631	538,813
	SaraminHR Co. Ltd.	26,768	887,505
	Satrec Initiative Co. Ltd.	22,788	883,999
	SAVEZONE I&C Corp.	84,187	241,951
*	SBI Investment Korea Co. Ltd.	369,126	490,809
*	SBW	962,183	682,107
*	SBW Life Sciences Co. Ltd.	9,750	34,850
*	SC Engineering Co. Ltd.	8,000	15,537
	SCI Information Service, Inc.	18,181	53,020

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	S-Connect Co. Ltd.	208,292	$241,118
# *	SDN Co. Ltd.	224,182	363,030
	Seah Besteel Corp.	51,280	735,453
	SeAH Holdings Corp.	3,283	313,960
	SeAH Steel Corp.	3,893	498,567
	SeAH Steel Holdings Corp.	6,517	739,031
	Sebang Co. Ltd.	47,246	457,662
#	Sebang Global Battery Co. Ltd.	23,610	1,408,064
	Secuve Co. Ltd.	194,895	217,534
	Segyung Hitech Co. Ltd.	5,861	103,727
	Sejin Heavy Industries Co. Ltd.	46,649	260,197
	Sejong Industrial Co. Ltd.	53,849	303,015
	Sejong Telecom, Inc.	1,627,463	673,790
*	Sekonix Co. Ltd.	47,555	393,748
*	Selvas AI, Inc.	61,638	382,385
	Sempio Foods Co.	9,478	362,028
	Semyung Electric Machinery Co. Ltd.	8,458	30,174
*	S-Energy Co. Ltd.	61,031	184,369
#	Seobu T&D	131,892	1,113,749
	Seohan Co. Ltd.	290,737	398,148
#	Seojin System Co. Ltd.	53,856	820,339
	Seoul Auction Co. Ltd.	41,464	720,131
	Seoul City Gas Co. Ltd.	1,738	256,220
*	Seoul Food Industrial Co. Ltd.	1,520,855	411,358
# *	Seoul Pharma Co. Ltd.	20,036	98,053
#	Seoul Semiconductor Co. Ltd.	176,111	1,873,962
#	Seoul Viosys Co. Ltd.	27,029	190,957
#	Seoulin Bioscience Co. Ltd.	29,361	346,840
#	Seowon Co. Ltd.	125,696	204,833
	SEOWONINTECH Co. Ltd.	30,564	157,465
#	Seoyon Co. Ltd.	56,279	357,652
	Seoyon E-Hwa Co. Ltd.	37,029	200,162
	Settle Bank, Inc.	7,138	151,447
	Sewha P&C, Inc.	69,084	110,487
*	Sewon E&C Co. Ltd.	518,090	403,628
††	Sewon Precision Industry Co. Ltd.	25,563	30,873
	Sewoon Medical Co. Ltd.	90,686	273,915
	SFA Engineering Corp.	69,338	2,169,946
*	SFA Semicon Co. Ltd.	282,264	1,449,088
	S-Fuelcell Co. Ltd.	8,387	157,548
*	SG Corp.	525,085	307,901
	SGC e Tec E&C Co. Ltd.	6,274	280,348
	SGC Energy Co. Ltd.	2,940	118,316
	SH Energy & Chemical Co. Ltd.	396,837	483,171
	Shin Heung Energy & Electronics Co. Ltd.	8,995	466,328
# *	Shin Poong Pharmaceutical Co. Ltd.	86,375	2,060,214
	Shindaeyang Paper Co. Ltd.	7,142	530,593
	Shinil Electronics Co. Ltd.	281,602	508,148
	Shinsegae Engineering & Construction Co. Ltd.	10,514	287,429
	Shinsegae Food Co. Ltd.	5,515	317,212
	Shinsegae International, Inc.	42,090	1,045,129
	Shinsegae, Inc.	367	71,512
	Shinsung Delta Tech Co. Ltd.	44,703	482,539
*	Shinsung E&G Co. Ltd.	610,324	910,392
*	Shinsung Tongsang Co. Ltd.	132,710	367,033
*	Shinwha Intertek Corp.	107,691	261,102
	Shinwon Corp.	193,213	293,584
	Shinyoung Securities Co. Ltd.	17,134	784,480
*	Showbox Corp.	131,610	614,225

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Signetics Corp.	215,282	$426,714
#	SIGONG TECH Co. Ltd.	35,400	211,868
#	Silla Co. Ltd.	28,011	297,889
#	Simmtech Co. Ltd.	66,827	2,575,524
	SIMPAC, Inc.	57,924	407,673
	Sindoh Co. Ltd.	18,787	489,649
	Sinil Pharm Co. Ltd.	3,891	30,769
*	SinSin Pharmaceutical Co. Ltd.	32,598	153,788
	SJ Group Co. Ltd.	8,579	174,167
	SK D&D Co. Ltd.	37,022	837,580
	SK Discovery Co. Ltd.	43,232	1,416,240
	SK Gas Ltd.	8,403	793,898
	SK Networks Co. Ltd.	523,534	1,998,550
*	SK Rent A Car Co. Ltd.	13,962	123,863
	SK Securities Co. Ltd.	1,445,309	983,627
#	SL Corp.	62,074	1,304,807
*	SM Culture & Contents Co. Ltd.	211,274	713,248
#	SM Entertainment Co. Ltd.	73,771	3,933,319
*	SM Life Design Group Co. Ltd.	104,568	226,192
*	S-MAC Co. Ltd.	189,827	511,596
	SMCore, Inc.	57,045	300,088
*	SMEC Co. Ltd.	74,906	116,970
	SNT Dynamics Co. Ltd.	47,745	333,057
	SNT Energy Co. Ltd.	1	14
	SNT Holdings Co. Ltd.	27,174	375,063
#	SNT Motiv Co. Ltd.	32,603	1,227,272
*	SNU Precision Co. Ltd.	93,080	264,506
*	Solborn, Inc.	54,990	219,154
*	Solid, Inc.	235,744	1,227,318
	Songwon Industrial Co. Ltd.	50,995	1,083,275
*	Sonid, Inc.	175,448	123,206
*	Sonokong Co. Ltd.	81,520	179,932
	Soosan Heavy Industries Co. Ltd.	50,388	133,629
	Soulbrain Co. Ltd.	11,324	2,177,632
	Soulbrain Holdings Co. Ltd.	19,846	441,965
	SPC Samlip Co. Ltd.	9,303	662,109
	Speco Co. Ltd.	10,580	56,532
#	SPG Co. Ltd.	47,728	605,661
#	Spigen Korea Co. Ltd.	14,134	498,562
* ††	Ssangyong Motor Co.	208,506	86,220
	ST Pharm Co. Ltd.	33,206	2,548,497
	STIC Investments, Inc.	131,059	1,070,173
*	Straffic Co. Ltd.	55,240	184,638
*	STX Heavy Industries Co. Ltd.	5,234	21,285
*	Sugentech, Inc.	18,435	158,357
	Suheung Co. Ltd.	22,312	686,812
	Sun Kwang Co. Ltd.	16,326	947,388
	Sung Bo Chemicals Co. Ltd.	39,494	138,352
	Sung Kwang Bend Co. Ltd.	68,556	523,969
*	Sungchang Enterprise Holdings Ltd.	214,939	493,530
	Sungdo Engineering & Construction Co. Ltd.	38,063	175,139
#	Sungshin Cement Co. Ltd.	59,213	612,251
#	Sungwoo Hitech Co. Ltd.	196,682	761,280
#	Sunjin Co. Ltd.	54,492	572,655
*	Sunny Electronics Corp.	114,566	297,531
*	Suprema, Inc.	19,643	377,730
	SV Investment Corp.	106,865	281,500
*	Synergy Innovation Co. Ltd.	105,399	342,828
*	Synopex, Inc.	276,606	631,978

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Systems Technology, Inc.	47,722	$756,731
	Tae Kyung Industrial Co. Ltd.	44,125	257,948
	Taekwang Industrial Co. Ltd.	1,200	965,089
	Taekyung BK Co. Ltd.	21,499	85,651
*	Taewoong Co. Ltd.	56,071	560,264
#	Taeyoung Engineering & Construction Co. Ltd.	85,762	671,418
# *	Taihan Electric Wire Co. Ltd.	1,191,561	1,696,941
*	Taihan Fiberoptics Co. Ltd.	240,155	446,998
*	Taihan Textile Co. Ltd.	2,843	112,414
	Tailim Packaging Co. Ltd.	63,432	215,557
	TechWing, Inc.	55,153	947,137
*	Tego Science, Inc.	8,956	122,238
# *	Telcon RF Pharmaceutical, Inc.	277,957	447,964
	Telechips, Inc.	41,190	556,108
*	TERA SCIENCE Co. Ltd.	59,287	110,867
	TES Co. Ltd.	60,845	1,332,989
# *	Theragen Etex Co. Ltd.	125,206	509,300
# *	Thinkware Systems Corp.	27,004	384,068
# *	TK Chemical Corp.	47,613	185,920
	TK Corp.	63,239	537,159
*	Tkg Aikang Co. Ltd.	126,662	214,605
#	TKG Huchems Co. Ltd.	72,732	1,277,957
	Tokai Carbon Korea Co. Ltd.	20,029	2,226,781
	Tongyang Life Insurance Co. Ltd.	175,065	931,865
	Tongyang, Inc.	548,179	678,223
*	Tonymoly Co. Ltd.	5,579	30,783
*	Top Engineering Co. Ltd.	52,518	292,971
# *	Toptec Co. Ltd.	94,206	632,740
	Tovis Co. Ltd.	56,715	411,812
	TS Corp.	140,490	457,292
# *	TS Nexgen Co. Ltd.	214,635	271,464
*	Tuksu Construction Co. Ltd.	31,513	305,117
*	TY Holdings Co. Ltd.	103,150	2,065,874
	TYM Corp.	469,563	886,333
	UBCare Co. Ltd.	91,237	505,707
#	Ubiquoss Holdings, Inc.	32,753	455,429
	Ubiquoss, Inc.	26,517	494,423
#	Uju Electronics Co. Ltd.	27,100	574,258
	Uni-Chem Co. Ltd.	231,115	241,363
*	Unick Corp.	53,999	334,080
	Unid Co. Ltd.	20,558	2,052,004
	Union Materials Corp.	28,259	65,555
	Union Semiconductor Equipment & Materials Co. Ltd.	97,536	834,250
	Uniquest Corp.	58,434	552,897
# *	Unison Co. Ltd.	144,697	266,873
*	Unitekno Co. Ltd.	35,122	235,178
*	UniTest, Inc.	64,597	1,291,370
	UTI, Inc.	20,721	247,986
	V One Tech Co. Ltd.	2,367	18,837
	Value Added Technology Co. Ltd.	30,227	959,963
*	Very Good Tour Co. Ltd.	14,277	156,733
	Viatron Technologies, Inc.	44,382	384,234
	VICTEK Co. Ltd.	91,039	500,050
*	Vidente Co. Ltd.	21,489	234,367
	Vieworks Co. Ltd.	30,239	952,662
*	Vina Tech Co. Ltd.	9,178	279,295
	Visang Education, Inc.	28,996	176,471
	Vitzro Tech Co. Ltd.	13,726	103,361
	Vitzrocell Co. Ltd.	56,346	578,793

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# * ††	VitzroSys Co. Ltd.	4,135	$2,222
*	Vivien Corp.	30,093	62,072
*	Vivozon Healthcare, Inc.	127,653	107,153
*	VT GMP Co. Ltd.	42,957	236,503
	Webcash Corp.	13,826	266,000
# *	Webzen, Inc.	56,800	988,847
	Welcron Co. Ltd.	109,997	344,125
*	Wellbiotec Co. Ltd.	49,894	71,629
	Wemade Co. Ltd.	38,461	2,282,042
*	Wemade Play Co. Ltd.	21,764	507,258
	Whanin Pharmaceutical Co. Ltd.	46,587	670,423
*	WI Co. Ltd.	76,696	84,167
	Wiable Corp.	50,709	113,959
*	WillBes & Co	251,810	259,688
#	Winix, Inc.	34,410	442,992
*	Winpac, Inc.	16,190	23,437
	Wins Co. Ltd.	26,610	356,886
#	WiSoL Co. Ltd.	74,628	660,674
*	WIZIT Co. Ltd.	395,737	377,414
*	WONIK CUBE Corp.	58,473	153,163
# *	Wonik Holdings Co. Ltd.	180,323	697,040
#	WONIK IPS Co. Ltd.	71,589	2,241,609
	Wonik Materials Co. Ltd.	27,417	804,462
*	Wonik Pne Co. Ltd.	42,476	961,529
#	Wonik QnC Corp.	62,589	1,481,420
	Woojin Plaimm Co. Ltd.	3,881	14,722
	Woojin, Inc.	5,687	43,192
*	Woongjin Co. Ltd.	9,674	12,865
	Woongjin Thinkbig Co. Ltd.	16,926	39,379
*	Wooree Bio Co. Ltd.	12,108	40,686
	Woori Investment Bank Co. Ltd.	1,558,405	1,063,694
# *	Woori Technology, Inc.	601,518	1,064,911
*	Wooriro Co. Ltd.	16,683	4,757
	Woorison F&G Co. Ltd.	163,424	346,539
	Woory Industrial Co. Ltd.	24,738	352,681
*	Woosu AMS Co. Ltd.	106,413	336,004
#	WooSung Co. Ltd.	6,452	169,399
*	Woowon Development Co. Ltd.	34,932	161,602
	Worldex Industry & Trading Co. Ltd.	49,210	1,020,149
	Y G-1 Co. Ltd.	61,821	442,786
# *	Y2 Solution Co. Ltd.	88,983	26,567
	YAS Co. Ltd.	1,670	17,473
	YBM NET, Inc.	18,867	87,066
*	Y-entec Co. Ltd.	25,880	264,359
*	Yeong Hwa Metal Co. Ltd.	44,151	61,507
*	Yest Co. Ltd.	54,484	333,667
	YG Entertainment, Inc.	42,279	1,877,838
*	YG PLUS	63,361	345,325
*	YIK Corp.	98,562	396,946
*	YJM Games Co. Ltd.	191,657	464,802
	YMC Co. Ltd.	54,027	312,069
	YMT Co. Ltd.	19,799	315,463
	Yonwoo Co. Ltd.	12,390	242,047
	Yoosung Enterprise Co. Ltd.	80,477	196,557
	Youlchon Chemical Co. Ltd.	35,492	631,898
	Young Poong Corp.	795	429,269
	Young Poong Precision Corp.	41,022	330,690
	Youngone Corp.	34,250	1,290,854
	Youngone Holdings Co. Ltd.	22,452	913,346

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	YoungWoo DSP Co. Ltd.	125,945	$230,494
	YTN Co. Ltd.	73,837	207,048
	Yuanta Securities Korea Co. Ltd.	340,341	957,979
	YuHwa Securities Co. Ltd.	96,255	200,063
*	Yungjin Pharmaceutical Co. Ltd.	288,050	1,120,391
	Yuyu Pharma, Inc.	8,551	49,963
	Zeus Co. Ltd.	28,507	623,009
	Zinus, Inc.	26,920	1,371,954

TOTAL SOUTH KOREA			661,751,332

TAIWAN — (16.6%)
#	ABC Taiwan Electronics Corp.	300,977	222,518
	Abico Avy Co. Ltd.	474,841	356,943
#	Ability Enterprise Co. Ltd.	926,293	714,929
# *	Ability Opto-Electronics Technology Co. Ltd.	262,776	511,695
	Abnova Corp.	34,000	81,777
#	AcBel Polytech, Inc.	1,377,599	1,326,694
#	ACES Electronic Co. Ltd.	420,822	583,103
*	Acon Holding, Inc.	801,000	320,192
	Acter Group Corp. Ltd.	184,490	1,240,398
	Action Electronics Co. Ltd.	729,000	301,054
#	ADATA Technology Co. Ltd.	908,879	2,138,918
#	Addcn Technology Co. Ltd.	111,564	796,588
#	Advanced Ceramic X Corp.	166,000	1,362,701
#	Advanced International Multitech Co. Ltd.	441,000	1,261,356
# *	Advanced Optoelectronic Technology, Inc.	457,000	307,091
#	Advanced Power Electronics Corp.	138,000	410,268
#	Advancetek Enterprise Co. Ltd.	1,200,519	919,478
	AEON Motor Co. Ltd.	24,359	43,163
	Aerospace Industrial Development Corp.	2,123,000	2,372,367
# *	AGV Products Corp.	1,543,433	607,128
	Airmate Cayman International Co. Ltd.	38,719	26,533
#	Alexander Marine Co. Ltd.	46,000	235,014
# *	ALI Corp.	743,775	654,161
#	All Ring Tech Co. Ltd.	100,000	383,364
#	Allied Circuit Co. Ltd.	113,000	539,482
#	Allis Electric Co. Ltd.	640,367	585,870
#	Alltek Technology Corp.	513,355	655,659
#	Alltop Technology Co. Ltd.	92,774	506,832
#	Alpha Networks, Inc.	1,453,158	1,402,781
#	Altek Corp.	971,945	1,201,851
	Amazing Microelectronic Corp.	262,085	1,149,287
*	Ambassador Hotel	1,135,000	1,208,534
*	AMICCOM Electronics Corp.	25,000	26,177
#	Ampire Co. Ltd.	348,000	298,176
#	AMPOC Far-East Co. Ltd.	346,444	476,270
	AmTRAN Technology Co. Ltd.	2,840,463	1,381,138
#	Anderson Industrial Corp.	290,416	89,707
#	Anpec Electronics Corp.	224,007	1,401,670
	Apac Opto Electronics, Inc.	147,000	175,396
#	Apacer Technology, Inc.	345,325	480,118
#	APAQ Technology Co. Ltd.	202,120	367,200
#	APCB, Inc.	485,000	317,380
	Apex Biotechnology Corp.	338,483	310,148
	Apex International Co. Ltd.	556,470	1,767,976
#	Apex Medical Corp.	220,500	258,421
	Apex Science & Engineering	623,132	212,981
#	Apogee Optocom Co. Ltd.	53,000	121,302
#	Arcadyan Technology Corp.	533,055	2,274,325

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ardentec Corp.	1,505,274	$2,187,533
#	Argosy Research, Inc.	233,396	731,003
#	Asia Electronic Material Co. Ltd.	331,000	234,553
#	Asia Optical Co., Inc.	879,000	2,080,017
*	Asia Pacific Telecom Co. Ltd.	6,978,999	1,785,700
*	Asia Plastic Recycling Holding Ltd.	913,182	200,299
#	Asia Polymer Corp.	1,343,996	1,646,369
#	Asia Tech Image, Inc.	211,000	407,394
#	Asia Vital Components Co. Ltd.	1,042,058	3,603,259
	ASolid Technology Co. Ltd.	27,000	102,355
#	ASROCK, Inc.	171,000	943,089
	ATE Energy International Co. Ltd.	10,274	10,671
	Aten International Co. Ltd.	350,479	958,529
#	Audix Corp.	279,600	487,907
#	AURAS Technology Co. Ltd.	229,148	1,273,055
#	Aurona Industries, Inc.	246,000	170,765
	Aurora Corp.	262,349	802,267
#	Avalue Technology, Inc.	190,000	398,112
	Aver Information, Inc.	31,000	56,892
	Awea Mechantronic Co. Ltd.	132,210	137,328
#	Axiomtek Co. Ltd.	223,000	445,064
# *	Azurewave Technologies, Inc.	345,000	229,033
#	Bafang Yunji International Co. Ltd.	52,000	225,900
	Bank of Kaohsiung Co. Ltd.	2,442,072	1,166,685
#	Baolong International Co. Ltd.	295,000	194,802
	Basso Industry Corp.	472,900	669,807
#	BenQ Materials Corp.	650,000	693,460
#	BES Engineering Corp.	5,374,750	1,729,192
#	Bin Chuan Enterprise Co. Ltd.	372,070	326,205
	Bionet Corp.	140,000	191,621
#	Bionime Corp.	133,000	326,307
#	Biostar Microtech International Corp.	631,975	394,701
	Bioteque Corp.	245,308	917,009
#	Bizlink Holding, Inc.	495,492	4,958,421
	Bon Fame Co. Ltd.	71,000	102,540
	Brave C&H Supply Co. Ltd.	20,000	48,056
#	Bright Led Electronics Corp.	375,520	233,191
#	Brighton-Best International Taiwan, Inc.	1,504,318	1,786,297
#	Brillian Network & Automation Integrated System Co. Ltd.	17,000	63,591
	Browave Corp.	197,000	301,106
#	C Sun Manufacturing Ltd.	515,504	767,740
*	Cameo Communications, Inc.	745,645	236,665
#	Capital Futures Corp.	335,895	417,010
	Capital Securities Corp.	6,210,501	3,276,955
#	Career Technology MFG. Co. Ltd.	1,770,459	1,241,109
#	Carnival Industrial Corp.	415,353	167,035
	Castles Technology Co. Ltd.	28,000	33,813
	Caswell, Inc.	12,000	32,656
	Cathay Chemical Works	30,000	23,746
	Cathay Real Estate Development Co. Ltd.	2,062,700	1,284,671
#	Cayman Engley Industrial Co. Ltd.	152,099	354,931
#	CCP Contact Probes Co. Ltd.	137,000	264,433
#	Celxpert Energy Corp.	280,000	347,608
	Center Laboratories, Inc.	1,396,049	2,977,135
#	Central Reinsurance Co. Ltd.	504,380	511,331
#	Century Iron & Steel Industrial Co. Ltd.	309,000	1,321,992
# *	Chain Chon Industrial Co. Ltd.	651,484	429,355
	ChainQui Construction Development Co. Ltd.	451,080	245,731
# *	Champion Building Materials Co. Ltd.	903,851	356,508

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Champion Microelectronic Corp.	17,000	$40,129
#	Chang Wah Electromaterials, Inc.	1,362,350	1,611,216
#	Chang Wah Technology Co. Ltd.	494,170	1,493,267
#	Channel Well Technology Co. Ltd.	680,000	817,722
	Charoen Pokphand Enterprise	634,985	1,743,104
	CHC Healthcare Group	402,000	619,123
	CHC Resources Corp.	346,282	554,628
#	Chen Full International Co. Ltd.	342,000	475,721
#	Chenbro Micom Co. Ltd.	212,000	479,341
#	Cheng Loong Corp.	2,785,383	3,141,485
# *	Cheng Mei Materials Technology Corp.	2,509,900	1,004,938
	Cheng Uei Precision Industry Co. Ltd.	1,357,331	1,557,275
#	Chenming Electronic Technology Corp.	287,437	130,376
#	Chia Chang Co. Ltd.	378,000	576,496
#	Chia Hsin Cement Corp.	1,726,121	1,156,954
#	Chian Hsing Forging Industrial Co. Ltd.	138,000	177,054
	Chicony Electronics Co. Ltd.	143,000	397,772
#	Chicony Power Technology Co. Ltd.	496,454	1,170,822
	Chief Telecom, Inc.	6,000	57,883
#	Chieftek Precision Co. Ltd.	226,225	567,224
	Chien Kuo Construction Co. Ltd.	658,249	306,056
	Chien Shing Harbour Service Co. Ltd.	16,000	25,592
	Chime Ball Technology Co. Ltd.	106,840	130,232
	China Bills Finance Corp.	2,733,000	1,638,504
#	China Chemical & Pharmaceutical Co. Ltd.	904,000	742,889
#	China Ecotek Corp.	145,000	202,716
#	China Electric Manufacturing Corp.	864,959	526,545
#	China Fineblanking Technology Co. Ltd.	159,242	212,093
#	China General Plastics Corp.	1,524,461	1,705,443
#	China Glaze Co. Ltd.	310,002	133,485
#	China Man-Made Fiber Corp.	4,721,390	1,364,977
	China Metal Products	1,069,603	1,190,717
	China Motor Corp.	820,600	1,627,223
# *	China Petrochemical Development Corp.	13,710,553	5,427,256
#	China Steel Chemical Corp.	591,554	2,278,293
#	China Steel Structure Co. Ltd.	282,000	555,581
	China Wire & Cable Co. Ltd.	276,160	255,452
#	Chinese Maritime Transport Ltd.	316,594	554,031
#	Ching Feng Home Fashions Co. Ltd.	544,409	328,640
#	Chin-Poon Industrial Co. Ltd.	1,525,207	1,536,703
#	Chipbond Technology Corp.	2,402,000	5,400,991
	ChipMOS Technologies, Inc.	2,008,076	3,123,564
	Chlitina Holding Ltd.	186,000	1,166,121
#	Chong Hong Construction Co. Ltd.	686,665	1,703,083
#	Chun YU Works & Co. Ltd.	501,000	506,748
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	1,294,847
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,402,375	2,568,605
#	Chung Hung Steel Corp.	2,332,979	2,943,374
	Chung Hwa Food Industrial Co. Ltd.	125,535	484,744
# *	Chung Hwa Pulp Corp.	1,434,405	920,448
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	284,297
	Chunghwa Precision Test Tech Co. Ltd.	10,000	158,068
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	397,000	187,665
	Cleanaway Co. Ltd.	294,000	1,989,763
	Clevo Co.	1,624,200	1,855,730
#	CMC Magnetics Corp.	4,206,498	1,260,939
#	C-Media Electronics, Inc.	48,000	84,943
#	CoAsia Electronics Corp.	441,378	183,396
#	Collins Co. Ltd.	445,431	257,139

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Compeq Manufacturing Co. Ltd.	1,096,000	$1,672,376
#	Compucase Enterprise	278,000	276,463
#	Concord Securities Co. Ltd.	1,728,796	799,953
#	Concraft Holding Co. Ltd.	212,841	160,740
#	Continental Holdings Corp.	1,390,320	1,253,506
	Contrel Technology Co. Ltd.	513,000	316,976
#	Coremax Corp.	258,065	1,101,279
	Coretronic Corp.	1,303,200	2,483,676
#	Co-Tech Development Corp.	795,533	1,545,329
#	Cowealth Medical Holding Co. Ltd.	175,972	178,760
*	Coxon Precise Industrial Co. Ltd.	116,000	47,776
# *	CSBC Corp. Taiwan	1,758,677	1,242,674
	CTCI Corp.	2,093,000	3,295,240
# *	C-Tech United Corp.	191,878	117,245
#	Cub Elecparts, Inc.	235,297	1,088,607
#	CviLux Corp.	266,040	351,902
	CX Technology Co. Ltd.	7,000	9,172
	Cyberlink Corp.	199,697	556,434
#	CyberPower Systems, Inc.	242,000	539,767
#	CyberTAN Technology, Inc.	1,264,779	946,237
#	Cypress Technology Co. Ltd.	169,489	397,691
#	DA CIN Construction Co. Ltd.	1,101,711	1,166,500
	Dadi Early-Childhood Education Group Ltd.	21,357	78,563
	Dafeng TV Ltd.	304,870	492,150
# *	Da-Li Development Co. Ltd.	1,413,747	1,482,600
*	Danen Technology Corp.	422,421	220,097
	Darfon Electronics Corp.	823,550	1,311,440
# *	Darwin Precisions Corp.	1,583,635	562,606
#	Davicom Semiconductor, Inc.	44,888	43,623
#	Daxin Materials Corp.	225,200	786,518
#	De Licacy Industrial Co. Ltd.	1,155,511	594,909
	Depo Auto Parts Ind Co. Ltd.	377,000	732,261
* ††	Der Pao Construction Co. Ltd.	476,000	0
#	Dimerco Data System Corp.	210,097	516,283
#	Dimerco Express Corp.	443,880	1,540,998
	D-Link Corp.	2,097,855	1,193,762
	Donpon Precision, Inc.	104,000	70,074
	Dr Wu Skincare Co. Ltd.	33,000	89,263
#	Draytek Corp.	247,000	259,634
	Dyaco International, Inc.	142,813	198,567
	DYNACOLOR, Inc.	94,000	110,040
#	Dynamic Electronics Co. Ltd.	992,707	707,656
#	Dynapack International Technology Corp.	492,000	1,330,534
#	E & R Engineering Corp.	56,000	140,405
	Eastern Media International Corp.	1,222,235	1,189,575
	ECOVE Environment Corp.	113,000	939,923
#	Edimax Technology Co. Ltd.	624,108	227,399
	Edison Opto Corp.	416,000	230,407
	Edom Technology Co. Ltd.	732,964	868,327
#	eGalax_eMPIA Technology, Inc.	192,094	485,521
#	Egis Technology, Inc.	243,000	901,446
#	Elan Microelectronics Corp.	1,014,400	5,116,757
#	E-LIFE MALL Corp.	295,000	861,604
#	Elite Advanced Laser Corp.	522,226	762,382
#	Elite Semiconductor Microelectronics Technology, Inc.	958,200	3,932,060
#	Elitegroup Computer Systems Co. Ltd.	1,259,254	793,341
#	Emerging Display Technologies Corp.	499,000	302,120
#	Ennoconn Corp.	251,938	1,662,686
# *	Ennostar, Inc.	2,037,462	3,990,812

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	EnTie Commercial Bank Co. Ltd.	2,292,603	$1,212,665
	Eslite Spectrum Corp. (The)	53,000	97,229
#	Eson Precision Ind Co. Ltd.	331,000	641,595
	Eternal Materials Co. Ltd.	3,259,985	4,178,795
#	Eurocharm Holdings Co. Ltd.	107,000	546,293
*	Everest Textile Co. Ltd.	1,642,762	480,291
	Evergreen International Storage & Transport Corp.	1,762,000	2,120,375
#	Evergreen Steel Corp.	70,000	138,516
#	Everlight Chemical Industrial Corp.	1,752,606	1,330,520
#	Everlight Electronics Co. Ltd.	1,472,000	2,129,990
# *	Everspring Industry Co. Ltd.	522,000	363,665
#	Excellence Opto, Inc.	72,000	55,333
#	Excelliance Mos Corp.	59,000	330,790
#	Excelsior Medical Co. Ltd.	360,209	844,519
#	EZconn Corp.	159,800	199,290
	Far Eastern Department Stores Ltd.	3,516,000	2,473,340
	Far Eastern International Bank	7,359,256	2,976,268
#	Farglory F T Z Investment Holding Co. Ltd.	440,957	759,855
	Farglory Land Development Co. Ltd.	878,000	1,995,746
#	Federal Corp.	1,231,238	940,730
#	Feedback Technology Corp.	119,200	303,779
	Feng Hsin Steel Co. Ltd.	1,694,100	4,769,934
#	Firich Enterprises Co. Ltd.	181,613	168,988
#	First Hi-Tec Enterprise Co. Ltd.	256,580	428,408
	First Hotel	713,350	337,413
	First Insurance Co. Ltd.	900,179	492,443
# *	First Steamship Co. Ltd.	2,334,612	861,252
#	FIT Holding Co. Ltd.	485,456	563,072
	Fittech Co. Ltd.	89,000	473,297
#	FLEXium Interconnect, Inc.	1,239,087	3,844,273
	Flytech Technology Co. Ltd.	424,309	1,044,906
#	FOCI Fiber Optic Communications, Inc.	199,000	175,808
#	Forcecon Tech Co. Ltd.	62,000	150,732
#	Forest Water Environment Engineering Co. Ltd.	168,132	179,128
#	Formosa Advanced Technologies Co. Ltd.	589,000	772,845
#	Formosa International Hotels Corp.	223,329	1,302,563
# *	Formosa Laboratories, Inc.	363,089	776,691
#	Formosa Oilseed Processing Co. Ltd.	222,567	438,799
#	Formosa Optical Technology Co. Ltd.	137,000	293,273
	Formosa Taffeta Co. Ltd.	1,007,000	923,853
	Formosan Rubber Group, Inc.	869,952	654,201
#	Formosan Union Chemical	1,170,733	1,021,386
#	Fortune Electric Co. Ltd.	218,078	279,835
#	Founding Construction & Development Co. Ltd.	663,623	424,436
#	Foxsemicon Integrated Technology, Inc.	248,027	1,780,430
*	Franbo Lines Corp.	40,000	35,406
#	Froch Enterprise Co. Ltd.	581,189	638,809
#	FSP Technology, Inc.	560,427	774,398
#	Fulgent Sun International Holding Co. Ltd.	462,748	2,404,369
#	Fullerton Technology Co. Ltd.	391,600	246,327
# *	Fulltech Fiber Glass Corp.	1,356,313	604,926
#	Fusheng Precision Co. Ltd.	79,000	581,360
#	Fwusow Industry Co. Ltd.	821,138	732,374
#	G Shank Enterprise Co. Ltd.	586,281	914,428
#	Gallant Precision Machining Co. Ltd.	111,000	108,644
	Gamania Digital Entertainment Co. Ltd.	445,000	957,690
*	GCS Holdings, Inc.	299,000	403,505
#	GEM Services, Inc.	200,570	531,800
*	GEM Terminal Industrial Co. Ltd.	16,000	11,466

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Gemtek Technology Corp.	1,413,219	$1,443,962
	General Interface Solution Holding Ltd.	910,000	2,798,834
#	General Plastic Industrial Co. Ltd.	275,357	286,247
#	Generalplus Technology, Inc.	195,000	446,098
#	GeneReach Biotechnology Corp.	18,000	103,346
#	Genesys Logic, Inc.	290,000	1,888,288
#	Genius Electronic Optical Co. Ltd.	188,917	2,378,179
#	Genmont Biotech, Inc.	220,000	200,589
#	GeoVision, Inc.	282,096	285,113
	Getac Holdings Corp.	1,537,360	2,389,749
#	GFC Ltd.	229,600	535,962
# *	Giantplus Technology Co. Ltd.	1,008,900	355,710
#	Gigasolar Materials Corp.	20,880	102,555
*	Gigastorage Corp.	22,965	17,032
#	Global Brands Manufacture Ltd.	957,730	1,047,301
#	Global Lighting Technologies, Inc.	284,000	564,229
	Global Mixed Mode Technology, Inc.	242,000	1,615,227
#	Global PMX Co. Ltd.	179,000	749,152
	Globe Union Industrial Corp.	889,914	370,401
	Gloria Material Technology Corp.	1,515,547	1,464,871
*	Glotech Industrial Corp.	270,000	138,870
*	GlycoNex, Inc.	258,000	246,112
#	Gold Circuit Electronics Ltd.	1,431,227	3,944,362
	Goldsun Building Materials Co. Ltd.	3,373,587	3,313,198
	Good Will Instrument Co. Ltd.	238,869	233,058
#	Gourmet Master Co. Ltd.	350,000	1,088,966
#	Grand Fortune Securities Co. Ltd.	854,691	542,347
#	Grand Ocean Retail Group Ltd.	304,000	166,298
#	Grand Pacific Petrochemical	3,359,000	2,932,416
	Grand Process Technology Corp.	81,000	795,332
#	GrandTech CG Systems, Inc.	192,750	349,566
	Grape King Bio Ltd.	425,000	2,065,497
#	Great China Metal Industry	605,000	536,948
	Great Taipei Gas Co. Ltd.	1,444,000	1,625,173
#	Great Tree Pharmacy Co. Ltd.	56,205	511,753
	Great Wall Enterprise Co. Ltd.	2,291,430	4,085,080
	Greatek Electronics, Inc.	1,109,000	2,579,476
* ††	Green Energy Technology, Inc.	1,570,850	0
#	GTM Holdings Corp.	431,150	392,195
#	Hai Kwang Enterprise Corp.	94,000	89,135
#	Hannstar Board Corp.	1,433,954	1,853,826
#	HannStar Display Corp.	3,639,505	1,597,777
#	HannsTouch Solution, Inc.	2,071,782	811,055
	Hanpin Electron Co. Ltd.	248,000	217,564
#	Harvatek Corp.	562,949	396,469
	Heran Co. Ltd.	6,000	23,320
#	Hey Song Corp.	1,478,750	1,788,257
	Hi-Clearance, Inc.	92,964	472,537
#	Highlight Tech Corp.	321,281	571,891
	Highwealth Construction Corp.	409,000	648,185
	HIM International Music, Inc.	60,710	168,822
#	Hiroca Holdings Ltd.	234,448	403,457
#	Hitron Technology, Inc.	472,557	324,537
#	Ho Tung Chemical Corp.	3,178,684	1,084,547
#	Hocheng Corp.	1,038,700	486,291
	Hold-Key Electric Wire & Cable Co. Ltd.	164,726	74,852
#	Holiday Entertainment Co. Ltd.	275,800	518,205
#	Holtek Semiconductor, Inc.	682,000	2,117,712
#	Holy Stone Enterprise Co. Ltd.	522,910	2,007,033

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hong Pu Real Estate Development Co. Ltd.	756,185	$531,787
#	Hong TAI Electric Industrial	887,000	905,860
	Hong YI Fiber Industry Co.	440,652	349,370
#	Horizon Securities Co. Ltd.	1,072,000	578,286
#	Hota Industrial Manufacturing Co. Ltd.	769,299	1,958,320
	Hotai Finance Co. Ltd.	206,000	774,549
	Hotron Precision Electronic Industrial Co. Ltd.	86,994	180,965
#	Hsin Kuang Steel Co. Ltd.	194,000	417,562
#	Hsin Yung Chien Co. Ltd.	157,255	638,203
	Hsing TA Cement Co.	488,162	335,944
# *	HTC Corp.	714,000	1,121,680
	Hu Lane Associate, Inc.	276,737	958,018
#	HUA ENG Wire & Cable Co. Ltd.	1,108,565	804,502
	Hua Yu Lien Development Co. Ltd.	30,000	66,716
	Huaku Development Co. Ltd.	895,816	2,797,830
#	Huang Hsiang Construction Corp.	236,800	443,076
#	Hung Ching Development & Construction Co. Ltd.	598,000	575,032
	Hung Sheng Construction Ltd.	1,378,251	1,178,928
#	Huxen Corp.	119,244	208,811
#	Hwa Fong Rubber Industrial Co. Ltd.	823,812	412,791
# *	Hwacom Systems, Inc.	362,000	204,330
#	Hycon Technology Corp.	42,000	141,075
#	Ibase Technology, Inc.	649,206	1,096,170
#	IBF Financial Holdings Co. Ltd.	8,113,465	4,399,963
	Ichia Technologies, Inc.	981,000	514,671
# *	I-Chiun Precision Industry Co. Ltd.	725,567	900,672
*	Ideal Bike Corp.	55,000	21,965
	IEI Integration Corp.	466,832	700,654
#	Infortrend Technology, Inc.	778,163	392,981
#	Info-Tek Corp.	236,000	488,437
#	Innodisk Corp.	267,543	1,829,685
#	Inpaq Technology Co. Ltd.	349,950	612,918
#	Insyde Software Corp.	97,000	300,942
#	Intai Technology Corp.	145,400	407,412
# *	Integrated Service Technology, Inc.	292,326	487,219
#	IntelliEPI, Inc.	97,000	241,838
#	International CSRC Investment Holdings Co.	2,566,363	2,013,080
	International Games System Co. Ltd.	95,000	2,332,447
	Iron Force Industrial Co. Ltd.	178,393	400,981
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	708,928
#	ITE Technology, Inc.	517,095	1,665,506
#	ITEQ Corp.	884,040	3,099,961
* ††	J Touch Corp.	11,000	0
#	Jarllytec Co. Ltd.	203,000	439,585
	Jentech Precision Industrial Co. Ltd.	238,868	3,016,767
	Jess-Link Products Co. Ltd.	338,925	445,574
	Jia Wei Lifestyle, Inc.	16,000	38,660
#	Jih Lin Technology Co. Ltd.	213,000	613,361
	Jiin Yeeh Ding Enterprise Co. Ltd.	34,000	39,775
#	Jinan Acetate Chemical Co. Ltd.	61,985	199,822
# *	Jinli Group Holdings Ltd.	297,681	104,919
#	Johnson Health Tech Co. Ltd.	240,000	468,202
*	Joinsoon Electronics Manufacturing Co. Ltd.	20,000	12,730
#	Jourdeness Group Ltd.	137,000	314,267
#	K Laser Technology, Inc.	586,000	410,072
#	Kaimei Electronic Corp.	460,229	1,009,524
#	Kaori Heat Treatment Co. Ltd.	304,197	545,630
#	Kaulin Manufacturing Co. Ltd.	442,330	220,479
	KEE TAI Properties Co. Ltd.	1,438,473	596,107

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kenda Rubber Industrial Co. Ltd.	1,785,845	$1,897,990
#	Kenmec Mechanical Engineering Co. Ltd.	687,000	536,262
#	Kerry TJ Logistics Co. Ltd.	732,000	1,104,978
	Key Ware Electronics Co. Ltd.	302,194	102,862
	Kindom Development Co. Ltd.	1,317,900	1,542,932
	King Chou Marine Technology Co. Ltd.	234,920	270,833
	King Slide Works Co. Ltd.	184,000	2,455,826
	King Yuan Electronics Co. Ltd.	2,975,979	4,029,864
	King’s Town Bank Co. Ltd.	3,027,701	3,996,458
# *	King’s Town Construction Co. Ltd.	333,074	384,348
#	Kinik Co.	350,000	1,504,958
# *	Kinko Optical Co. Ltd.	541,103	520,694
#	Kinpo Electronics	4,376,157	2,071,072
	KMC Kuei Meng International, Inc.	213,253	1,178,132
#	KNH Enterprise Co. Ltd.	589,020	479,868
#	KS Terminals, Inc.	461,482	1,114,802
	Kung Long Batteries Industrial Co. Ltd.	245,000	1,140,664
#	Kung Sing Engineering Corp.	1,616,290	439,569
#	Kuo Toong International Co. Ltd.	751,648	543,268
#	Kuo Yang Construction Co. Ltd.	729,899	495,888
#	Kwong Fong Industries Corp.	352,691	133,857
	Kwong Lung Enterprise Co. Ltd.	360,000	526,789
	KYE Systems Corp.	772,672	260,369
	L&K Engineering Co. Ltd.	635,048	622,029
#	La Kaffa International Co. Ltd.	87,701	291,733
*	LAN FA Textile	805,933	271,492
#	Land Mark Optoelectronics Corp.	308,300	1,458,694
#	Lanner Electronics, Inc.	351,916	699,659
#	Laser Tek Taiwan Co. Ltd.	267,504	279,127
#	Laster Tech Corp. Ltd.	83,091	85,706
	LCY Technology Corp.	49,000	56,486
	Leader Electronics, Inc.	290,000	108,691
#	Leadtrend Technology Corp.	95,000	321,088
# *	Lealea Enterprise Co. Ltd.	2,655,892	957,828
	Ledlink Optics, Inc.	141,300	126,772
#	LEE CHI Enterprises Co. Ltd.	648,000	463,945
	Lelon Electronics Corp.	317,327	626,285
#	Lemtech Holdings Co. Ltd.	108,055	387,320
*	Leofoo Development Co. Ltd.	93,278	53,745
# *	Li Cheng Enterprise Co. Ltd.	344,108	290,684
*	Li Peng Enterprise Co. Ltd.	1,735,897	477,217
#	Lian HWA Food Corp.	273,868	837,315
#	Lida Holdings Ltd.	257,400	254,531
	Lien Hwa Industrial Holdings Corp.	820,905	1,554,970
	Ligitek Electronics Co. Ltd.	88,000	66,620
# *	Lingsen Precision Industries Ltd.	1,242,506	873,217
	Liton Technology Corp.	31,000	36,074
# *	Long Bon International Co. Ltd.	694,274	409,954
#	Longchen Paper & Packaging Co. Ltd.	2,501,054	1,686,564
#	Longwell Co.	423,000	732,706
	Lotes Co. Ltd.	166,328	4,067,725
#	Lotus Pharmaceutical Co. Ltd.	258,000	1,002,932
#	Lu Hai Holding Corp.	196,102	238,730
#	Lucky Cement Corp.	540,000	213,757
#	Lumax International Corp. Ltd.	337,592	821,392
#	Lung Yen Life Service Corp.	564,000	915,676
*	LuxNet Corp.	323,501	195,993
#	M31 Technology Corp.	42,000	378,893
#	Macauto Industrial Co. Ltd.	189,000	452,563

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Machvision, Inc.	146,398	$902,165
	Macroblock, Inc.	10,000	50,670
#	MacroWell OMG Digital Entertainment Co. Ltd.	31,000	145,399
#	Makalot Industrial Co. Ltd.	696,481	4,284,456
#	Marketech International Corp.	227,000	964,662
#	Materials Analysis Technology, Inc.	179,041	750,069
#	Mayer Steel Pipe Corp.	538,567	586,405
	Maywufa Co. Ltd.	69,322	48,879
#	Mechema Chemicals International Corp.	194,000	825,836
#	Meiloon Industrial Co.	332,730	277,355
	Mercuries & Associates Holding Ltd.	1,432,165	988,999
# *	Mercuries Life Insurance Co. Ltd.	6,144,083	1,609,846
#	Merry Electronics Co. Ltd.	301,914	834,220
	Mildef Crete, Inc.	186,000	319,138
# *	MIN AIK Technology Co. Ltd.	512,452	347,593
#	Mirle Automation Corp.	602,098	812,893
	Mitac Holdings Corp.	3,348,918	3,128,636
# *	Mobiletron Electronics Co. Ltd.	214,800	433,317
	MOSA Industrial Corp.	55,000	57,160
#	MPI Corp.	298,000	895,559
#	Nak Sealing Technologies Corp.	221,954	656,569
	Namchow Holdings Co. Ltd.	581,000	938,034
#	Nan Kang Rubber Tire Co. Ltd.	1,416,952	1,843,061
	Nan Liu Enterprise Co. Ltd.	123,000	393,904
	Nan Pao Resins Chemical Co. Ltd.	10,000	41,265
#	Nan Ren Lake Leisure Amusement Co. Ltd.	460,000	206,090
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	285,242
#	Nantex Industry Co. Ltd.	965,606	1,786,787
*	National Aerospace Fasteners Corp.	105,000	201,477
#	National Petroleum Co. Ltd.	227,824	377,272
#	Netronix, Inc.	224,000	359,629
	New Best Wire Industrial Co. Ltd.	195,600	231,341
#	New Era Electronics Co. Ltd.	312,000	189,601
# *	Newmax Technology Co. Ltd.	137,000	139,568
#	Nexcom International Co. Ltd.	525,094	408,391
#	Nichidenbo Corp.	656,417	1,166,013
#	Nidec Chaun-Choung Technology Corp.	116,000	466,703
#	Nien Hsing Textile Co. Ltd.	480,345	341,706
#	Niko Semiconductor Co. Ltd.	204,000	371,148
#	Nishoku Technology, Inc.	132,400	387,306
	Nova Technology Corp.	42,000	235,155
#	Nyquest Technology Co. Ltd.	47,000	180,030
	O-Bank Co. Ltd.	2,505,071	803,976
#	Ocean Plastics Co. Ltd.	764,200	876,424
	OK Biotech Co. Ltd.	182,527	145,684
#	OptoTech Corp.	1,159,804	1,598,840
#	Orient Europharma Co. Ltd.	139,000	166,758
# *	Orient Semiconductor Electronics Ltd.	1,105,599	708,392
# *	Oriental Union Chemical Corp.	2,107,267	1,445,763
#	O-TA Precision Industry Co. Ltd.	243,227	1,166,300
	Pacific Construction Co.	1,300,921	436,719
#	Pacific Hospital Supply Co. Ltd.	240,209	578,934
	Paiho Shih Holdings Corp.	458,365	544,446
	Pan German Universal Motors Ltd.	6,000	41,292
#	Pan Jit International, Inc.	1,042,486	2,617,377
#	Pan-International Industrial Corp.	1,502,747	1,670,252
#	Panion & BF Biotech, Inc.	203,449	957,784
*	Paragon Technologies Co. Ltd.	275,246	176,564
#	Parpro Corp.	208,000	183,035

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	PChome Online, Inc.	368,000	$970,310
	PCL Technologies, Inc.	200,810	533,567
	P-Duke Technology Co. Ltd.	213,633	513,245
	Pegavision Corp.	80,000	1,091,330
	PharmaEngine, Inc.	169,000	497,609
* ††	Pharmally International Holding Co. Ltd.	441,605	0
*	Phihong Technology Co. Ltd.	1	1
*	Phytohealth Corp.	21,000	14,409
#	Pixart Imaging, Inc.	528,150	2,053,265
	Planet Technology Corp.	160,000	407,434
#	Plastron Precision Co. Ltd.	523,460	230,682
	Plotech Co. Ltd.	343,800	300,802
#	Polytronics Technology Corp.	262,124	747,592
#	Posiflex Technology, Inc.	70,457	280,962
#	Power Wind Health Industry, Inc.	119,314	479,528
	Poya International Co. Ltd.	138,910	1,477,021
#	President Securities Corp.	2,818,193	1,977,872
	Primax Electronics Ltd.	1,493,000	2,793,351
	Prince Housing & Development Corp.	3,787,644	1,595,210
#	Pro Hawk Corp.	77,000	452,664
* ††	Prodisc Technology, Inc.	1,707,199	0
#	Promate Electronic Co. Ltd.	622,000	914,116
#	Prosperity Dielectrics Co. Ltd.	366,559	622,061
	Qisda Corp.	3,609,900	3,835,538
	QST International Corp.	216,000	418,064
#	Qualipoly Chemical Corp.	308,048	421,032
#	Quang Viet Enterprise Co. Ltd.	209,000	766,622
#	Quanta Storage, Inc.	800,000	1,066,669
#	Quintain Steel Co. Ltd.	767,823	431,765
	Radiant Opto-Electronics Corp.	1,022,000	3,523,731
	Radium Life Tech Co. Ltd.	2,555,242	865,385
#	Rafael Microelectronics, Inc.	111,821	557,019
	Rechi Precision Co. Ltd.	1,251,181	728,431
#	Rexon Industrial Corp. Ltd.	549,000	732,147
	Rich Development Co. Ltd.	2,360,036	728,314
#	RichWave Technology Corp.	327,460	2,196,997
	RiTdisplay Corp.	13,000	21,805
*	Ritek Corp.	2,688,867	810,325
*	Roo Hsing Co. Ltd.	1,788,000	308,178
#	Ruentex Engineering & Construction Co.	206,540	862,394
	Ruentex Industries Ltd.	155,200	597,652
	Run Long Construction Co. Ltd.	11,000	22,590
	Samebest Co. Ltd.	15,420	17,981
	Sampo Corp.	1,267,861	1,327,926
#	San Fang Chemical Industry Co. Ltd.	805,647	550,919
#	San Far Property Ltd.	626,510	269,959
	San Shing Fastech Corp.	445,875	837,169
	Sanitar Co. Ltd.	212,000	251,713
#	Sanyang Motor Co. Ltd.	1,860,628	1,752,873
	Savior Lifetec Corp.	183,000	118,203
#	SCI Pharmtech, Inc.	193,474	556,168
#	Scientech Corp.	231,000	604,465
	ScinoPharm Taiwan Ltd.	97,000	80,351
#	SDI Corp.	476,000	2,074,971
#	Sea Sonic Electronics Co. Ltd.	77,000	140,370
#	Senao International Co. Ltd.	335,541	384,588
#	Senao Networks, Inc.	106,000	697,839
	Sensortek Technology Corp.	40,000	450,002
#	Sercomm Corp.	818,000	2,276,929

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Sesoda Corp.	616,803	$1,211,530
	Shane Global Holding, Inc.	6,000	14,800
	Shan-Loong Transportation Co. Ltd.	291,000	381,874
#	Sharehope Medicine Co. Ltd.	329,117	343,075
#	Sheng Yu Steel Co. Ltd.	470,980	533,317
#	ShenMao Technology, Inc.	355,891	767,494
	Shieh Yih Machinery Industry Co. Ltd.	166,000	65,413
#	Shih Her Technologies, Inc.	173,000	366,746
*	Shih Wei Navigation Co. Ltd.	797,607	1,178,643
#	Shihlin Electric & Engineering Corp.	1,434,000	2,555,642
	Shin Hai Gas Corp.	1,245	2,135
#	Shin Zu Shing Co. Ltd.	618,943	1,749,035
	Shinih Enterprise Co. Ltd.	71,000	49,942
*	Shining Building Business Co. Ltd.	1,570,814	531,548
#	Shinkong Insurance Co. Ltd.	728,131	1,333,354
#	Shinkong Synthetic Fibers Corp.	4,185,395	2,781,778
	Shinkong Textile Co. Ltd.	788,542	1,116,617
#	Shiny Chemical Industrial Co. Ltd.	340,374	2,359,626
	ShunSin Technology Holding Ltd.	37,000	90,923
# *	Shuttle, Inc.	1,355,152	552,769
#	Sigurd Microelectronics Corp.	1,559,907	2,956,224
	Silicon Optronics, Inc.	86,000	340,284
#	Sinbon Electronics Co. Ltd.	688,813	6,050,235
	Sincere Navigation Corp.	1,154,139	1,159,006
	Singatron Enterprise Co. Ltd.	55,000	42,277
	Single Well Industrial Corp.	79,224	73,260
#	Sinher Technology, Inc.	213,000	268,552
#	Sinmag Equipment Corp.	169,056	588,270
#	Sinon Corp.	1,521,510	1,605,210
#	Sinopower Semiconductor, Inc.	25,000	107,771
#	Sinphar Pharmaceutical Co. Ltd.	223,938	226,099
	Sinyi Realty, Inc.	815,660	971,752
#	Sirtec International Co. Ltd.	325,600	261,520
#	Sitronix Technology Corp.	420,879	3,609,733
#	Siward Crystal Technology Co. Ltd.	530,000	624,479
	Soft-World International Corp.	262,000	747,128
#	Solar Applied Materials Technology Corp.	1,601,372	2,631,423
#	Solomon Technology Corp.	490,000	392,535
#	Solteam, Inc.	219,034	465,667
#	Sonix Technology Co. Ltd.	591,000	1,500,440
#	Southeast Cement Co. Ltd.	579,700	386,289
	Speed Tech Corp.	394,000	695,826
	Spirox Corp.	298,824	279,822
	Sporton International, Inc.	265,601	1,632,673
	St Shine Optical Co. Ltd.	189,000	1,702,266
#	Standard Chemical & Pharmaceutical Co. Ltd.	321,571	480,779
	Standard Foods Corp.	401,000	683,646
	Stark Technology, Inc.	382,688	1,171,157
# *	Sun Yad Construction Co. Ltd.	210,000	127,043
	Sunjuice Holdings Co. Ltd.	12,000	112,650
#	Sunko INK Co. Ltd.	546,400	358,185
#	SunMax Biotechnology Co. Ltd.	94,000	379,507
#	Sunny Friend Environmental Technology Co. Ltd.	231,000	1,761,051
#	Sunonwealth Electric Machine Industry Co. Ltd.	712,487	917,403
	Sunplus Innovation Technology, Inc.	13,000	50,323
#	Sunplus Technology Co. Ltd.	1,808,000	1,988,902
#	Sunrex Technology Corp.	298,612	379,417
#	Sunspring Metal Corp.	391,069	351,609
*	Sunty Development Co. Ltd.	42,000	19,805

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Supreme Electronics Co. Ltd.	1,619,602	$2,509,787
	Swancor Holding Co. Ltd.	100,000	446,786
	Sweeten Real Estate Development Co. Ltd.	687,465	599,604
#	Symtek Automation Asia Co. Ltd.	213,069	756,704
	Syncmold Enterprise Corp.	401,750	955,027
#	Synmosa Biopharma Corp.	880,403	817,409
	Systex Corp.	556,388	1,521,083
	T3EX Global Holdings Corp.	380,942	1,496,866
#	TA Chen Stainless Pipe	6,855,945	10,139,976
#	Ta Liang Technology Co. Ltd.	150,000	289,084
#	Ta Ya Electric Wire & Cable	2,468,875	2,353,614
	Ta Yih Industrial Co. Ltd.	106,000	129,872
	Tah Hsin Industrial Corp.	221,092	590,939
#	TAI Roun Products Co. Ltd.	201,000	147,035
#	TA-I Technology Co. Ltd.	397,788	725,256
# *	Tai Tung Communication Co. Ltd.	478,267	252,815
	Taichung Commercial Bank Co. Ltd.	16,476,089	8,299,544
#	TaiDoc Technology Corp.	196,470	1,928,488
#	Taiflex Scientific Co. Ltd.	667,340	987,235
#	Taimide Tech, Inc.	401,262	740,559
#	Tainan Enterprises Co. Ltd.	263,370	164,190
#	Tainan Spinning Co. Ltd.	4,142,044	2,854,817
#	Tai-Saw Technology Co. Ltd.	235,120	296,203
	TaiSol Electronics Co. Ltd.	63,000	91,529
	Taisun Enterprise Co. Ltd.	714,648	761,453
#	Taita Chemical Co. Ltd.	903,646	938,989
	TAI-TECH Advanced Electronics Co. Ltd.	37,000	128,201
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	427,113	580,956
#	Taiwan Cogeneration Corp.	1,460,566	1,891,200
	Taiwan Fertilizer Co. Ltd.	229,000	576,415
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	655,979
#	Taiwan FU Hsing Industrial Co. Ltd.	620,000	872,551
	Taiwan Hon Chuan Enterprise Co. Ltd.	953,468	2,428,640
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	637,120	1,016,657
* ††	Taiwan Kolin Co. Ltd.	1,356,000	0
*	Taiwan Land Development Corp.	2,845,991	258,766
#	Taiwan Line Tek Electronic	144,185	133,205
	Taiwan Navigation Co. Ltd.	824,777	1,036,667
	Taiwan Paiho Ltd.	951,287	2,147,031
	Taiwan PCB Techvest Co. Ltd.	1,040,238	1,711,908
#	Taiwan Pelican Express Co. Ltd.	13,000	34,153
	Taiwan Sakura Corp.	723,803	1,523,243
	Taiwan Sanyo Electric Co. Ltd.	417,400	522,706
	Taiwan Secom Co. Ltd.	209,000	772,530
#	Taiwan Semiconductor Co. Ltd.	816,000	2,091,622
#	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,772,296
	Taiwan Steel Union Co. Ltd.	18,000	62,397
#	Taiwan Styrene Monomer	1,843,209	1,009,730
	Taiwan Surface Mounting Technology Corp.	913,388	3,203,876
	Taiwan Taxi Co. Ltd.	76,888	206,583
# *	Taiwan TEA Corp.	2,026,897	1,303,676
#	Taiwan Union Technology Corp.	893,000	2,305,896
	Taiyen Biotech Co. Ltd.	383,883	446,474
	Tayih Lun An Co. Ltd.	220,890	129,835
#	TCI Co. Ltd.	366,746	2,101,492
	Te Chang Construction Co. Ltd.	258,206	266,033
#	Team Group, Inc.	192,000	208,617
#	Tehmag Foods Corp.	116,380	1,083,805
#	Ten Ren Tea Co. Ltd.	140,980	159,964

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tera Autotech Corp.	91,885	$62,864
	Test Research, Inc.	598,820	1,390,883
#	Test Rite International Co. Ltd.	1,117,495	825,073
#	Tex-Ray Industrial Co. Ltd.	311,000	143,528
	Thermaltake Technology Co. Ltd.	46,000	46,755
#	Thinking Electronic Industrial Co. Ltd.	266,204	1,117,591
	Thye Ming Industrial Co. Ltd.	391,135	610,314
	Ton Yi Industrial Corp.	2,830,644	1,509,724
	Tong Hsing Electronic Industries Ltd.	269,976	2,095,594
	Tong Yang Industry Co. Ltd.	1,476,741	1,655,334
# *	Tong-Tai Machine & Tool Co. Ltd.	769,892	387,428
*	TOPBI International Holdings Ltd.	444,096	134,694
	Topco Scientific Co. Ltd.	582,087	3,277,233
	Topco Technologies Corp.	182,720	537,455
#	Topkey Corp.	267,000	1,121,776
#	Topoint Technology Co. Ltd.	428,898	480,691
#	Toung Loong Textile Manufacturing	347,000	379,884
#	TPK Holding Co. Ltd.	1,356,000	1,563,200
	Trade-Van Information Services Co.	255,000	462,793
	Transart Graphics Co. Ltd.	18,000	41,061
	Transcend Information, Inc.	761,000	1,825,035
	Transcom, Inc.	69,000	288,582
*	TrueLight Corp.	37,000	27,140
	Tsang Yow Industrial Co. Ltd.	239,000	160,787
#	Tsann Kuen Enterprise Co. Ltd.	293,686	370,776
	TSC Auto ID Technology Co. Ltd.	98,470	633,678
	TSRC Corp.	1,989,200	2,151,328
	Ttet Union Corp.	153,000	803,645
	TTFB Co. Ltd.	36,000	263,411
#	TTY Biopharm Co. Ltd.	775,979	1,960,072
	Tung Ho Steel Enterprise Corp.	1,665,630	3,533,960
#	Tung Thih Electronic Co. Ltd.	232,000	1,176,319
#	Turvo International Co. Ltd.	212,922	742,680
#	TXC Corp.	1,104,053	3,359,382
#	TYC Brother Industrial Co. Ltd.	848,980	558,333
*	Tycoons Group Enterprise	1,580,767	575,632
#	Tyntek Corp.	1,029,039	748,020
#	UDE Corp.	251,000	345,224
	U-Ming Marine Transport Corp.	1,101,000	2,366,004
	Unic Technology Corp.	79,000	52,209
# *	Union Bank Of Taiwan	7,196,851	3,918,672
	Unitech Computer Co. Ltd.	341,804	405,437
# *	Unitech Printed Circuit Board Corp.	2,178,937	1,219,366
	United Integrated Services Co. Ltd.	579,951	3,507,386
	United Orthopedic Corp.	312,935	313,044
#	United Radiant Technology	366,000	213,286
# *	United Recommend International Co. Ltd.	41,000	173,440
*	United Renewable Energy Co. Ltd.	2,484,437	1,792,201
††	Unity Opto Technology Co. Ltd.	2,760,500	72,348
	Univacco Technology, Inc.	32,000	29,081
	Universal Cement Corp.	1,620,433	1,112,030
#	Universal Vision Biotechnology Co. Ltd.	91,000	762,931
#	Unizyx Holding Corp.	1,122,430	1,066,844
#	UPC Technology Corp.	2,725,124	1,511,611
#	Userjoy Technology Co. Ltd.	195,587	519,082
#	USI Corp.	2,778,156	2,703,640
# *	Usun Technology Co. Ltd.	209,200	201,877
#	Utechzone Co. Ltd.	203,000	566,600
	UVAT Technology Co. Ltd.	18,000	40,327

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Ve Wong Corp.	556,696	$625,073
#	Ventec International Group Co. Ltd.	210,000	652,731
*	Victory New Materials Ltd. Co.	327,832	114,728
	Visual Photonics Epitaxy Co. Ltd.	557,772	1,600,639
#	Vivotek, Inc.	136,704	358,995
#	Wafer Works Corp.	1,548,251	2,787,669
#	Waffer Technology Corp.	296,000	359,116
#	Wah Hong Industrial Corp.	144,021	153,473
	Wah Lee Industrial Corp.	617,300	2,160,220
#	Walton Advanced Engineering, Inc.	1,110,197	546,559
	WAN HWA Enterprise Co.	401,238	162,876
	We & Win Development Co. Ltd.	161,000	59,402
	We&Win Diversification Co. Ltd.	95,000	44,290
*	WEI Chih Steel Industrial Co. Ltd.	26,000	32,045
	Wei Chuan Foods Corp.	1,258,000	954,415
* ††	Wei Mon Industry Co. Ltd.	3,075,282	0
#	Weikeng Industrial Co. Ltd.	1,360,459	1,382,197
#	Well Shin Technology Co. Ltd.	319,000	463,270
#	Wha Yu Industrial Co. Ltd.	301,000	172,185
#	Wholetech System Hitech Ltd.	207,000	323,139
#	Winmate, Inc.	140,000	360,738
	Winstek Semiconductor Co. Ltd.	241,000	340,733
††	Wintek Corp.	5,447,000	63,404
#	WinWay Technology Co. Ltd.	32,000	367,818
#	Wisdom Marine Lines Co. Ltd.	1,396,241	4,296,356
	Wistron Information Technology & Services Corp.	32,000	93,657
	Wistron NeWeb Corp.	1,090,155	2,802,936
#	Wowprime Corp.	257,000	963,100
#	WT Microelectronics Co. Ltd.	1,339,450	3,228,147
#	WUS Printed Circuit Co. Ltd.	599,737	580,250
#	XAC Automation Corp.	302,000	261,193
#	XinTec, Inc.	318,000	1,455,349
#	X-Legend Entertainment Co. Ltd.	96,000	145,424
* ††	XPEC Entertainment, Inc.	192,135	0
#	Xxentria Technology Materials Corp.	487,207	1,085,339
#	YC INOX Co. Ltd.	1,293,609	1,385,812
#	YCC Parts Manufacturing Co. Ltd.	132,000	158,691
#	Yea Shin International Development Co. Ltd.	620,076	491,577
	Yem Chio Co. Ltd.	1,684,518	871,953
	Yen Sun Technology Corp.	8,000	9,052
#	Yeong Guan Energy Technology Group Co. Ltd.	308,987	726,661
#	YFC-Boneagle Electric Co. Ltd.	415,000	284,778
#	YFY, Inc.	728,212	767,060
#	Yi Jinn Industrial Co. Ltd.	669,284	410,181
	Yi Shin Textile Industrial Co. Ltd.	17,000	27,344
# *	Yieh Phui Enterprise Co. Ltd.	3,252,049	2,309,577
#	Yonyu Plastics Co. Ltd.	279,600	331,634
#	Young Fast Optoelectronics Co. Ltd.	335,872	341,046
#	Youngtek Electronics Corp.	415,666	1,023,320
#	Yuanta Futures Co. Ltd.	342,827	574,086
#	Yuen Chang Stainless Steel Co. Ltd.	30,000	30,831
	Yuen Foong Yu Consumer Products Co. Ltd.	71,000	110,918
	Yulon Finance Corp.	208,468	1,621,641
	Yulon Motor Co. Ltd.	1,827,056	2,431,879
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	617,158
#	Yungshin Construction & Development Co. Ltd.	371,000	887,538
	YungShin Global Holding Corp.	758,015	1,102,255
	Yusin Holding Corp.	6,721	17,941
	Zeng Hsing Industrial Co. Ltd.	210,107	985,110

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zenitron Corp.	654,000	$837,984
#	Zero One Technology Co. Ltd.	522,226	733,455
	Zhong Yang Technology Co. Ltd.	7,819	10,589
#	Zig Sheng Industrial Co. Ltd.	1,191,732	557,740
#	ZillTek Technology Corp.	40,000	475,166
# *	Zinwell Corp.	1,123,586	653,612
#	Zippy Technology Corp.	409,948	587,827
#	ZongTai Real Estate Development Co. Ltd.	510,849	581,548

TOTAL TAIWAN			745,476,019

THAILAND — (3.1%)
	AAPICO Hitech PCL, NVDR	90,970	62,152
	AAPICO Hitech PCL	827,632	565,448
	Absolute Clean Energy PCL	5,527,500	503,527
	Advanced Information Technology PCL	3,426,000	705,206
	AEON Thana Sinsap Thailand PCL	260,300	1,463,000
	After You PCL	1,014,600	308,083
	AgriPure Holdings PLC	342,400	61,982
*	AgriPure Holdings PLC	26,750	0
	AI Energy PCL	150,750	18,838
	AJ Plast PCL	662,588	328,876
	Allianz Ayudhya Capital PCL	195,200	253,617
	Alucon PCL	2,200	13,425
	Amanah Leasing PCL	1,775,700	292,926
	Amata Corp. PCL	3,248,310	2,067,537
*	Ananda Development PCL	6,937,600	257,248
	AP Thailand PCL	9,603,216	3,308,553
*	Aqua Corp. PCL	1,423,200	24,516
	Asia Plus Group Holdings PCL	7,988,300	788,334
	Asia Sermkij Leasing PCL, NVDR	1,454,900	1,847,829
	Asian Insulators PCL	1,590,850	320,492
	Asian Sea Corp. PCL, Class F	740,500	358,899
	Asiasoft Corp. PCL	811,200	440,535
	Bangchak Corp. PCL	4,078,300	3,988,994
*	Bangkok Airways PCL	3,037,000	993,121
	Bangkok Chain Hospital PCL	3,131,000	1,965,445
	Bangkok Insurance PCL	198,381	1,581,256
	Bangkok Land PCL	49,104,170	1,433,698
*	Bangkok Ranch PCL	2,178,000	198,405
* ††	Bangkok Rubber Pub Co.	14,600	0
	BCPG PCL	2,883,700	1,035,606
	BEC World PCL	2,705,248	1,224,273
*	Better World Green PCL	14,328,300	447,629
	BG Container Glass PCL	596,800	174,248
*	Bound & Beyond PCL	74,300	27,334
	Business Online PCL	391,400	141,704
	Cal-Comp Electronics Thailand PCL, Class F	12,497,033	934,085
	CH Karnchang PCL	4,182,300	2,381,163
	Charoong Thai Wire & Cable PCL, Class F	726,000	152,619
	Chularat Hospital PCL, Class F	22,939,400	2,612,078
	CIMB Thai Bank PCL	7,467,800	185,332
	CK Power PCL	6,140,100	977,038
	Communication & System Solution PCL	1,235,900	83,716
*	Country Group Development PCL	16,318,600	219,169
*	Country Group Holdings PCL, Class F	5,653,500	204,681
*	Demco PCL	607,800	58,562
*	Dhipaya Group Holdings PCL	2,171,100	4,088,641
	Diamond Building Products PCL	166,700	37,234
	Do Day Dream PCL	340,400	159,019

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	DOD Biotech PCL	315,500	$77,378
*	Dusit Thani PCL	114,500	31,759
	Dynasty Ceramic PCL	15,913,880	1,421,795
	E for L Aim PCL	3,398,830	116,106
	Eastern Polymer Group PCL, Class F	3,876,300	1,154,402
	Eastern Power Group PCL	1,420,408	217,727
	Eastern Water Resources Development & Management PCL, Class F	2,649,000	583,940
	Ekachai Medical Care PCL	927,600	212,603
*	Erawan Group PCL	138,900	15,167
*	Esso Thailand PCL	4,288,300	1,170,675
	Exotic Food PCL, Class F	382,700	188,836
	Forth Corp. PCL	1,383,200	1,696,187
	Forth Smart Service PCL	1,079,200	680,605
	Fortune Parts Industry PCL, Class F	230,000	20,415
*	General Engineering PCL	3,173,000	27,793
	GFPT PCL	2,205,000	901,314
	Global Green Chemicals PCL, Class F	1,314,600	537,355
* ††	Group Lease PCL	1,644,700	5,854
	Gunkul Engineering PCL	13,516,580	2,288,939
	Haad Thip PCL	285,700	271,102
	Hana Microelectronics PCL	1,283,800	1,686,745
	Humanica PCL	250,600	87,070
	Hwa Fong Rubber Thailand PCL	407,600	97,586
	ICC International PCL	204,600	182,199
	Ichitan Group PCL	2,290,200	809,093
	Index Livingmall PCL	395,300	250,453
	Infraset PCL	667,000	101,267
	Interlink Communication PCL	1,174,200	346,260
*	Interlink Telecom PCL	2,587,600	449,525
*	Internet Thailand PCL	795,400	164,886
	IT City PCL	152,900	61,606
*	Italian-Thai Development PCL	17,231,827	1,006,238
* ††	ITV PCL	2,785,600	0
*	Jasmine International PCL	15,368,700	1,651,294
*	JKN Global Media PCL	763,400	143,764
*	JSP Property PCL	835,300	28,534
	Jubilee Enterprise PCL	341,300	235,173
	JWD Infologistics PCL	1,649,700	780,296
	Kang Yong Electric PCL	6,000	64,117
	Karmarts PCL	2,573,100	383,148
	KGI Securities Thailand PCL	83,900	13,473
	Khon Kaen Sugar Industry PCL	6,350,437	760,198
	Ladprao General Hospital PCL, Class F	60,100	10,002
	Lalin Property PCL	495,500	135,268
	Lam Soon Thailand PCL	1,074,700	194,544
	Lanna Resources PCL	695,250	405,985
	Lee Feed Mill PCL	67,000	4,969
	LH Financial Group PCL	28,036,239	1,088,706
	Loxley PCL	6,581,976	438,158
	LPN Development PCL	4,937,602	663,152
*	Master Ad PCL	3,883,000	90,698
*	MBK PCL	3,724,564	1,413,703
	MC Group PCL	744,400	196,695
*	MCOT PCL	658,800	111,563
	MCS Steel PCL	1,579,400	567,201
*	MDX PCL	108,900	16,852
	Mega Lifesciences PCL	1,390,400	1,989,185
	Millcon Steel PCL	4,957,868	167,916
	Modernform Group PCL	2,003,800	224,660

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Mono Next PCL	5,406,600	$382,014
*	More Return PCL	12,564,500	597,960
	Muang Thai Insurance PCL	61,288	199,521
	Namyong Terminal PCL	2,014,500	288,206
	Nava Nakorn PCL	1,852,800	130,913
*	Nawarat Patanakarn PCL	2,977,100	67,800
	Netbay PCL	412,100	369,988
	Noble Development PCL	2,319,300	338,584
	Northeast Rubber PCL	3,387,800	667,669
	Origin Property PCL, Class F	2,819,350	905,485
	Pacific Pipe PCL	192,400	26,739
	PCS Machine Group Holding PCL	1,196,800	174,715
*	Plan B Media PCL, Class F	7,976,556	1,828,203
*	Platinum Group PCL (The), Class F	3,236,300	300,480
	Polyplex Thailand PCL	1,073,850	783,832
*	Power Solution Technologies PCL, Class F	6,747,920	392,069
	Praram 9 Hospital PCL	52,600	21,501
	Precious Shipping PCL	2,220,900	1,238,516
	Premier Marketing PCL	1,413,900	396,305
	Prima Marine PCL	4,358,500	776,258
*	Principal Capital PCL	1,537,400	201,994
	Property Perfect PCL	31,076,330	453,669
	Pruksa Holding PCL	3,089,300	1,199,641
	PTG Energy PCL	3,737,900	1,560,641
	Pylon PCL	1,296,700	165,826
	Quality Houses PCL	28,929,626	1,892,040
	R&B Food Supply PCL	215,200	109,956
*	Raimon Land PCL	9,678,200	245,840
	Rajthanee Hospital PCL	582,700	569,940
	Ratchaphruek Hospital PCL, Class F	146,400	27,998
	Ratchthani Leasing PCL	9,072,255	1,160,189
	Regional Container Lines PCL	1,066,200	1,393,064
	Rojana Industrial Park PCL	3,049,854	560,995
	RPCG Pcl	1,542,900	62,166
*	RS PCL	2,017,800	1,036,884
	S 11 Group PCL	1,380,900	247,957
*	S Hotels & Resorts PCL	3,052,300	393,903
	S Kijchai Enterprise PCL, Class F	168,900	43,643
	Sabina PCL	898,200	618,906
	Saha Pathana Inter-Holding PCL	699,100	1,336,965
	Sahakol Equipment PCL	2,553,800	153,601
	Sahamitr Pressure Container PCL	728,400	310,500
	Saha-Union PCL	753,300	681,819
*	Samart Corp. PCL	2,445,500	442,689
	Samart Telcoms PCL	721,200	144,240
	Sansiri PCL	53,038,010	1,811,809
	Sappe PCL	437,900	421,918
	SC Asset Corp. PCL	6,385,015	686,040
	SCG Ceramics PCL	2,270,300	151,132
*	SEAFCO PCL	2,508,302	276,829
*	Seafresh Industry PCL	114,000	12,648
	Sena Development PCL	2,107,633	274,454
	Sermsang Power Corp. Co. Ltd.	1,561,080	505,927
	Siam City Cement PCL	46,200	205,034
*	Siam Wellness Group PCL, Class F	85,300	19,800
	Siamgas & Petrochemicals PCL	2,078,300	740,300
	Siamrajathanee PCL	489,480	230,091
*	Simat Technologies PCL	1,528,000	124,025
*	Singha Estate PCL	12,971,654	746,107

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Sino-Thai Engineering & Construction PCL	4,544,900	$1,725,072
	SiS Distribution Thailand PCL	23,400	27,841
	SISB PCL	39,100	14,955
*	SKY ICT PCL, Class F	163,400	48,185
	SNC Former PCL	651,700	388,166
	Somboon Advance Technology PCL	935,137	516,032
	Southern Concrete Pile PCL	115,700	19,424
	SPCG PCL	1,937,400	950,316
	Sri Trang Agro-Industry PCL	2,624,200	1,934,629
	Sriracha Construction PCL	59,800	22,349
	Srisawad Finance PCL	414,300	374,987
*	Srithai Superware PCL	5,685,300	209,153
	Srivichai Vejvivat PCL	997,700	285,473
	Star Petroleum Refining PCL	6,886,000	2,171,352
	Starflex PCL	849,700	107,670
*	Stars Microelectronics Thailand PCL	1,023,800	152,449
*	STP & I PCL	5,356,064	741,248
	Supalai PCL	4,750,691	3,037,668
	Super Energy Corp. PCL	68,785,900	1,747,262
	Susco PCL	2,295,900	223,892
	SVI PCL	1,474,000	348,596
	Synnex Thailand PCL	764,140	539,918
	Syntec Construction PCL	4,893,200	257,161
	TAC Consumer PCL, Class F	1,430,100	311,073
	Taokaenoi Food & Marketing PCL, Class F	2,245,080	508,011
*	Tata Steel Thailand PCL	1,198,700	49,348
	Thai Agro Energy PCL	1,298,200	84,146
	Thai Nakarin Hospital PCL	348,500	371,394
*	Thai Reinsurance PCL	8,213,800	256,606
*	Thai Rubber Latex Group PCL	1,217,800	114,491
	Thai Solar Energy PCL, Class F	3,485,274	234,048
	Thai Stanley Electric PCL, Class F	141,000	703,971
	Thai Vegetable Oil PCL	1,767,075	1,663,888
	Thai Wacoal PCL	78,000	79,708
	Thai Wah PCL, Class F	1,736,600	332,109
	Thaicom PCL	2,726,000	764,076
	Thaifoods Group PCL, Class F	4,406,900	540,408
	Thaire Life Assurance PCL, Class F	1,525,800	269,521
	Thaivivat Insurance PCL	151,400	86,199
	Thanachart Capital PCL	1,070,000	1,257,445
	Thitikorn PCL	694,300	220,960
	Thoresen Thai Agencies PCL	5,332,954	1,510,355
	Tipco Asphalt PCL	2,666,300	1,268,925
	TIPCO Foods PCL	1,106,482	289,139
	TKS Technologies PCL	834,515	302,131
	TMT Steel PCL	1,024,300	302,056
	TPC Power Holding PCL, Class F	1,014,800	296,292
	TPI Polene PCL	24,582,100	1,076,588
	TPI Polene Power PCL	9,846,200	1,098,175
	TQM Corp. PCL	801,300	1,163,932
*	Triton Holding PCL	8,152,600	52,367
*	TTCL PCL	824,440	113,616
	TTW PCL	3,305,400	1,061,588
*	U City PCL, Class F	16,368,114	821,990
	Union Auction PCL	914,900	251,097
*	Unique Engineering & Construction PCL	2,628,670	391,422
	United Paper PCL	1,036,800	508,562
*	United Power of Asia PCL	10,276,434	168,023
	Univanich Palm Oil PCL	2,156,800	613,980

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Univentures PCL	2,612,700	$225,798
	Vanachai Group PCL	1,673,659	398,258
	VGI PCL	5,995,000	868,181
	Vinythai PCL	12,200	13,855
	WHA Corp. PCL	14,214,900	1,394,513
	WHA Utilities & Power PCL	4,811,700	575,999
	WICE Logistics PCL	1,307,400	725,273
	Workpoint Entertainment PCL	841,740	768,011
	Ziga Innovation PCL	1,775,500	575,417

TOTAL THAILAND			139,572,888

TURKEY — (0.6%)
	Afyon Cimento Sanayi TAS	570,356	143,463
	Agesa Hayat ve Emeklilik AS	129,908	175,878
	Akcansa Cimento AS	96,876	139,704
	Aksa Akrilik Kimya Sanayii AS	572,803	1,772,575
*	Aksa Enerji Uretim AS	906,198	1,013,987
*	Aksigorta AS	588,440	133,228
	Alarko Carrier Sanayii VE Ticaret AS	898	17,503
#	Alarko Holding AS	456,636	823,466
*	Albaraka Turk Katilim Bankasi AS	2,063,168	173,307
#	Alkim Alkali Kimya AS	159,573	238,909
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	271,340
	Anadolu Hayat Emeklilik AS	193,776	165,436
	Aygaz AS	295,215	648,069
*	Bagfas Bandirma Gubre Fabrikalari AS	24,948	25,214
*	Baticim Bati Anadolu Cimento Sanayii AS	1	2
# *	Bera Holding AS	873,946	608,987
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	458,438	125,490
	Bizim Toptan Satis Magazalari AS	92,284	103,171
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	88,533	166,814
	Borusan Yatirim ve Pazarlama AS	2,659	68,412
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	29,848	65,825
	Cimsa Cimento Sanayi VE Ticaret AS	166,702	373,607
	Deva Holding AS	64,181	161,457
*	Dogan Sirketler Grubu Holding AS	1	0
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	491,010	78,436
	Dogus Otomotiv Servis ve Ticaret AS	117,142	526,222
	Eczacibasi Yatirim Holding Ortakligi AS	2,502	7,739
#	EGE Endustri VE Ticaret AS	2,984	363,205
	EGE Gubre Sanayii AS	529	8,868
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	334,236
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	57,590	438,619
# *	Fenerbahce Futbol AS	70,830	163,615
*	Global Yatirim Holding AS	877,047	172,758
* ††	Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari	8,540	0
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1	3
	Goodyear Lastikleri TAS	243,750	164,084
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	420,503
*	GSD Holding AS	515,175	146,215
# *	Hektas Ticaret TAS	1,411,573	2,103,541
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	523,213	26,265
# *	Ihlas Holding AS	4,637,288	180,884
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	357,271	217,654
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	243,392	337,670
# *	Is Finansal Kiralama AS	766,484	178,622
	Is Yatirim Menkul Degerler AS, Class A	356,230	492,202
*	Isiklar Enerji ve Yapi Holding AS	1,781,132	101,729
*	Izmir Demir Celik Sanayi AS	1,216,377	206,082

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Jantsa Jant Sanayi Ve Ticaret AS	10,787	$59,279
*	Karel Elektronik Sanayi ve Ticaret AS	45,535	37,828
# *	Karsan Otomotiv Sanayii Ve Ticaret AS	86,706	29,532
	Kartonsan Karton Sanayi ve Ticaret AS	29,121	115,397
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	861,950	75,983
*	Kerevitas Gida Sanayi ve Ticaret AS	480,207	134,520
*	Konya Cimento Sanayii AS	330	19,961
#	Kordsa Teknik Tekstil AS	212,758	650,568
*	Koza Anadolu Metal Madencilik Isletmeleri AS	526,756	1,109,973
*	Kutahya Porselen Sanayi AS	7,678	24,254
	Logo Yazilim Sanayi Ve Ticaret AS	236,211	714,664
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	124,411	681,898
*	Migros Ticaret AS	151,462	462,408
# * Ω	MLP Saglik Hizmetleri AS	322,448	687,369
*	NET Holding AS	569,393	464,836
*	Netas Telekomunikasyon AS	110,964	130,369
	Nuh Cimento Sanayi AS	237,902	760,204
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	1,185,849	195,156
*	Parsan Makina Parcalari Sanayii AS	60,935	149,961
	Polisan Holding AS	443,358	108,257
*	Reysas Tasimacilik ve Lojistik Ticaret AS	712,126	234,191
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,020,499	1,295,419
# *	Sasa Polyester Sanayi AS	714,811	3,081,717
# *	Sekerbank Turk AS	3,368,091	262,032
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	293,853
	Tat Gida Sanayi AS	237,110	227,186
#	Tekfen Holding AS	547,945	726,493
*	Teknosa Ic Ve Dis Ticaret AS	248,198	133,472
*	Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	265,900	101,161
*	Tumosan Motor ve Traktor Sanayi AS	15,813	21,411
*	Turcas Petrol AS	410,905	175,535
	Turk Prysmian Kablo ve Sistemleri AS	26,111	55,844
#	Turkiye Sigorta AS	77,586	26,769
# *	Turkiye Sinai Kalkinma Bankasi AS	3,513,187	436,170
	Ulker Biskuvi Sanayi AS	227,811	255,984
	Vestel Elektronik Sanayi ve Ticaret AS	15,098	26,443
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	341,276	331,872
*	Zorlu Enerji Elektrik Uretim AS	1,355,034	188,417

TOTAL TURKEY			28,571,382

UNITED ARAB EMIRATES — (0.7%)
	Abu Dhabi Islamic Bank PJSC	2,858,039	6,807,305
	Abu Dhabi National Insurance Co. PSC	93,791	179,370
*	Abu Dhabi Ship Building Co. PJSC	215,465	233,931
	Agthia Group PJSC	673,475	781,783
	Air Arabia PJSC	6,033,877	3,503,779
*	Ajman Bank PJSC	2,193,012	477,349
	Amanat Holdings PJSC	2,892,817	821,741
*	Amlak Finance PJSC	1,615,693	306,416
*	Apex Investment Co. PSC	634,311	927,486
* ††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	2,450,456	2,711,719
*	Arkan Building Materials Co.	3,403,859	1,097,833
	Dana Gas PJSC	9,243,021	2,962,601
*	Deyaar Development PJSC	4,974,003	643,317
	Dubai Financial Market PJSC	4,277,254	3,063,292
	Dubai Investments PJSC	3,681,479	2,507,140
*	Emaar Development PJSC	2,147,742	3,004,996
	Emirates Integrated Telecommunications Co. PJSC	110,814	198,337

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Eshraq Investments PJSC	3,209,731	$432,892
*	Gulf Navigation Holding PJSC	1,692,804	137,217
*	Gulf Pharmaceutical Industries PSC	67,736	25,331
*	Islamic Arab Insurance Co.	1,416,573	264,365
*	Manazel PJSC	2,822,208	364,005
	National Central Cooling Co. PJSC	688,622	462,079
*	RAK Properties PJSC	2,768,862	581,909
	Ras Al Khaimah Ceramics	427,549	323,333
	SHUAA Capital PSC	2,071,837	357,346
*	Union Properties PJSC	3,462,600	262,867

TOTAL UNITED ARAB EMIRATES			33,439,739

UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	15,337	89,080

TOTAL COMMON STOCKS			4,355,841,591

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
	Banco ABC Brasil SA	321,270	1,026,723
Ω	Banco BMG SASeries B	199,949	112,432
	Banco do Estado do Rio Grande do Sul SA Class B	695,061	1,481,799
	Banco Pan SA	319,438	604,767
	Centrais Eletricas Santa CatarinaSeries A	59,700	673,201
	Cia de Saneamento do ParanaSeries A	4,294,927	3,388,023
	Cia de Transmissao de Energia Eletrica Paulista	627,378	3,192,757
	Cia Energetica do Ceara Class A	98,239	1,079,964
	Cia Ferro Ligas da Bahia—FERBASA	172,100	1,589,435
	Cia Paranaense de Energia	2,717,395	4,089,325
	Eucatex SA Industria e Comercio	196,878	397,822
	Grazziotin SA	12,400	82,467
	Marcopolo SA	1,801,511	972,913
	Randon SA Implementos e Participacoes	545,836	1,178,020
	Schulz SA	327,400	301,312
	Taurus Armas SA	115,400	555,065
	Track & Field Co. SA	27,600	63,083
	Unipar Carbocloro SA Class B	265,449	5,154,935
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	340,894	779,844

TOTAL BRAZIL			26,723,887

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	598,934	660,207
	Embotelladora Andina SA Class B	25,890	47,058

TOTAL CHILE			707,265

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	652,339	562,330

THAILAND — (0.0%)
*	U City PCL	49,104,342	1,534,063

TOTAL PREFERRED STOCKS			29,527,545

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Alper Consultoria e Corretora de Seguros SA Rights 05/11/2022	1,285	75

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
HONG KONG — (0.0%)
*	Norinco International Cooperation Ltd. Rights 04/11/2022	80,812	$26,990
*	Zhong An Group Ltd. Rights12/31/22	69,488	0

TOTAL HONG KONG			26,990

INDIA — (0.0%)
*	Asian Granito India Ltd. Rights 05/10/2022	8,732	577

MALAYSIA — (0.0%)
*	Eco World Development Group Bhd Warrants 04/12/2029	486,220	18,986
*	PESTECH International Bhd Warrants 12/15/28	23,750	1,446

TOTAL MALAYSIA			20,432

PHILIPPINES — (0.0%)
*	UBP PALS Rights Rights 05/06/2022	626,396	98,270

SAUDI ARABIA — (0.0%)
*	Gulf Union Alahlia Cooperative Insurance Co. Rights 05/19/2022	21,772	11,261

THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	1,713,000	199,058
*	Aqua W3 Warrants 03/11/2023	224,800	0
*	EP W4 Warrants 04/27/2023	355,102	0
*	MBK PCL Warrants 03/23/2023	153,391	44,786
*	Sena Technologies, Inc. Warrants 03/09/2023	8	0
*	Tritn W5 Warrants 03/15/2023	1,630,520	0
*	United Power of Asia PCL Warrants 12/14/2021	330,340	0

TOTAL THAILAND			243,844

TURKEY — (0.0%)
*	Albaraka Turk Katilim Bankasi AS Rights 05/11/2022	2,063,167	30,569

TOTAL RIGHTS/WARRANTS			432,018

TOTAL INVESTMENT SECURITIES (Cost $3,779,834,442)			4,385,801,154

			Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@ §	The DFA Short Term Investment Fund	8,758,459	101,309,094

TOTAL INVESTMENTS — (100.0%) (Cost $3,881,129,989)			$4,487,110,248

ADR American Depositary Receipt

GDR Global Depositary Receipt

SA Special Assessment

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

As of April 30, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	594	06/17/22	$31,610,149	$31,404,780	$(205,369)

Total Futures Contracts			$31,610,149	$31,404,780	$(205,369)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$201,787,024	$1,185,818	—	$202,972,842
Chile	1,441,435	24,086,677	—	25,528,112
China	58,521,736	995,571,340	$5,281,132	1,059,374,208
Colombia	6,329,027	532,199	—	6,861,226
Greece	—	15,228,543	—	15,228,543
Hong Kong	—	140,392	64,429	204,821
Hungary	—	2,973,615	—	2,973,615
India	806,356	739,500,230	10,621	740,317,207
Indonesia	227,373	83,780,323	484,253	84,491,949
Malaysia	—	67,371,947	183,868	67,555,815
Mexico	108,923,993	5,891,945	17,727	114,833,665
Philippines	—	45,356,977	6,144	45,363,121
Poland	—	43,465,527	—	43,465,527
Qatar	—	29,154,527	—	29,154,527
Saudi Arabia	629,016	129,779,042	—	130,408,058
South Africa	6,958,564	171,249,351	—	178,207,915
South Korea	—	660,748,268	1,003,064	661,751,332
Taiwan	—	745,340,267	135,752	745,476,019
Thailand	136,780,290	2,786,744	5,854	139,572,888
Turkey	—	28,571,382	—	28,571,382
United Arab Emirates	—	33,439,739	—	33,439,739
United Kingdom	—	89,080	—	89,080
Preferred Stocks
Brazil	26,611,455	112,432	—	26,723,887
Chile	—	707,265	—	707,265
Philippines	—	562,330	—	562,330
Thailand	1,534,063	—	—	1,534,063
Rights/Warrants
Brazil	—	75	—	75
Hong Kong	—	26,990	—	26,990
India	—	577	—	577
Malaysia	—	20,432	—	20,432
Philippines	—	98,270	—	98,270
Saudi Arabia	—	11,261	—	11,261
Thailand	—	243,844	—	243,844
Turkey	—	30,569	—	30,569
Securities Lending Collateral	—	101,309,094	—	101,309,094
Futures Contracts**	(205,369)	—	—	(205,369)

TOTAL	$550,344,963	$3,929,367,072	$7,192,844^	$4,486,904,879

** Valued at the unrealized appreciation/(depreciation) on the investment.

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 7, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
The DFA Investment Trust Company

Date: July 7, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
The DFA Investment Trust Company

Date: July 7, 2022

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
The DFA Investment Trust Company

Date: July 7, 2022